   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 10, 2010

                                                             FILE NO. 333-148565

                                                                       811-09295

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.               / /
POST-EFFECTIVE AMENDMENT NO. 12           /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 350                         /X/

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                             SEPARATE ACCOUNT SEVEN

                           (Exact Name of Registrant)

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-1941

              (Depositor's Telephone Number, Including Area Code)

                                RICHARD J. WIRTH
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on November 15, 2010 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on pursuant to paragraph (a)(1) of Rule 485
/ /    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                     PART A

HARTFORD'S PERSONAL RETIREMENT MANAGER

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 12/8/86)
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102 - 5085

[TELEPHONE ICON]  1-800-862-6668 (CONTRACT OWNERS)
                  1-800-862-7155 (REGISTERED REPRESENTATIVES)
[COMPUTER ICON]   WWW.HARTFORDINVESTOR.COM

                                                             [THE HARTFORD LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This prospectus describes information you should know before you purchase Hartford's Personal Retirement Manager variable annuity. If you purchased this contract between August 24, 2009 and August 16, 2010, this variable annuity was called Hartford Leaders Series V. The prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our"). This is an individual, deferred, flexible-premium variable annuity. This variable annuity allows you to allocate your Deposit among the following portfolio companies:

X  Invesco Variable Insurance Funds

X  AllianceBernstein Variable Products Series Fund, Inc.

X  Fidelity Variable Insurance Products Funds

X  Franklin Templeton Variable Insurance Products Trust

X  Hartford HLS Series Fund II

X  Hartford Series Fund, Inc.

X  Lord Abbett Series Fund, Inc.

X  MFS(R) Variable Insurance Trust

X  Putnam Variable Trust

You may also allocate your Deposit to the Personal Pension Account and/or the Fixed Accumulation Feature. The Fixed Accumulation Feature is not available for every Contract class.

This prospectus refers to the following Contract classes:

X  B Share

X  C Share

X  I Share

X  L Share

The Contract class will be selected on your application and identified in your Contract. Not every Contract class or optional rider may be available from your Financial Intermediary. The I share class is offered through registered investment/financial advisors. Other available Contract classes offered through select Financial Intermediaries are not described in this Prospectus and may be subject to different charges.

Please read this prospectus carefully before investing and keep it for your records and for future reference. You can also contact us to get a Statement of Additional Information free of charge. The Statement of Additional Information contains more information about this Contract and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC" or "Commission"). Although we file this prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from us or the SEC's website (www.sec.gov).

This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get NO ADDITIONAL TAX ADVANTAGE from this variable annuity if you are investing in a variable annuity through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account ("IRA")). This prospectus is not intended to provide tax, accounting or legal advice.

We are not an investment adviser nor are we registered as such with the SEC or any state securities regulatory authority. We are not acting in any fiduciary capacity with respect to your investment. This information does not constitute personalized investment advice or financial planning advice.

   NOT INSURED BY FDIC OR ANY      MAY LOSE       NOT A DEPOSIT OF OR GUARANTEED BY      [NOT] FDIC
   FEDERAL GOVERNMENT AGENCY        VALUE          ANY BANK OR ANY BANK AFFILIATE        [NOT] BANK

--------------------------------------------------------------------------------


PROSPECTUS DATED: NOVEMBER 15, 2010



STATEMENT OF ADDITIONAL INFORMATION DATED: NOVEMBER 15, 2010

2

-------------------------------------------------------------------------------

CONTENTS

                                                                        PAGE
--------------------------------------------------------------------------------
1. INTRODUCTION                                                                3
2. FEE SUMMARY                                                                 4
3. MANAGEMENT OF THE CONTRACT                                                  9
  The Company                                                                  9
  The General Account                                                          9
  The Separate Account                                                         9
  The Funds                                                                    9
  Fixed Accumulation Feature                                                  11
  Personal Pension Account                                                    12
4. INFORMATION ON YOUR ACCOUNT                                                16
  a. Opening an Account                                                       16
  b. Charges and Fees                                                         25
  c. Surrenders                                                               27
  d. Annuity Payouts                                                          30
  e. Standard Death Benefit                                                   33
5. OPTIONAL DEATH BENEFITS                                                    35
  a. Maximum Anniversary Value Death Benefit                                  35
  b. Return of Premium Death Benefit II                                       39
6. FURTHER INFORMATION                                                        41
  a. Glossary                                                                 41
  b. State Variations                                                         44
  c. Miscellaneous                                                            45
  d. Legal Proceedings                                                        45
  e. How Contracts Are Sold                                                   46
7. FEDERAL TAX CONSIDERATIONS/ TAX-QUALIFIED RETIREMENT PLANS                 48
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      63
APPENDIX A - EXAMPLES                                                    APP A-1
APPENDIX B - ACCUMULATION UNIT VALUES                                    APP B-1
APPENDIX C - FUND DATA                                                   APP C-1
APPENDIX D - CONTRACT EXCHANGE PROGRAM                                   App D-1
APPENDIX E - RETURN OF PREMIUM DEATH BENEFIT I                           App E-1

-------------------------------------------------------------------------------

1. INTRODUCTION

HOW TO BUY THIS VARIABLE ANNUITY

[Thumbs up]   CHOOSE A CONTRACT CLASS

                                                                                                   MORTALITY &
                MINIMUM INITIAL                                                                    EXPENSE RISK
                    DEPOSIT     NON-                                                                   AND             MAXIMUM
         QUALIFIED            QUALIFIED                                                           ADMINISTRATIVE       UP-FRONT
         CONTRACT             CONTRACT   SALES & OTHER CHARGES                                       CHARGES          COMMISSION
-----------------------------------------------------------------------------------------------------------------------------------
B SHARE       $2,000            $5,000   8 year Contingent Deferred Sales Charge and                     0.50%             7%
                                         Distribution Charge
C SHARE       $2,000           $10,000   1 year Contingent Deferred Sales Charge                         1.50%+            2%
I SHARE       $5,000           $10,000   None                                                            0.30%             0%
L SHARE       $2,000           $10,000   4 year Contingent Deferred Sales Charge                         1.45%             5%

+ For contracts purchased between August 24, 2009 and November 15, 2010, the Mortality & Expense Risk and Administrative Charge is 1.35%.

This table does not show Fund expenses, Premium taxes, Distribution Charges, Annual Maintenance Fee, and optional rider fees. Each Contract class has its own minimum contract value requirements.

[Thumbs up]   CHOOSE INVESTMENT OPTIONS

X Sub-Accounts - Funds with different investment strategies, objectives and risk/reward profiles.

X  Fixed Accumulation Feature (B share class only) - A fixed interest account.

X Personal Pension Account - A fixed interest account designed to provide lifetime payouts.

Subject to limitations, you may move your investment among each of these options.

[Thumbs up]   CHOOSE AN OPTIONAL FEATURE (IF DESIRED)

         OPTIONAL FEATURE                      GENERAL PURPOSE
------------------------------------------------------------------------
Return of Premium Death Benefit II    Guaranteed Minimum Death Benefit
  Maximum Anniversary Value Death     Guaranteed Minimum Death Benefit
             Benefit*

*   Investment restrictions apply.

Optional features may not be available through your Financial Intermediary.

[In writing]    COMPLETE OUR APPLICATION OR ORDER REQUEST AND SUBMIT IT TO YOUR
                FINANCIAL INTERMEDIARY FOR APPROVAL.

$   PAY THE APPLICABLE MINIMUM INITIAL DEPOSIT.

4

-------------------------------------------------------------------------------

2. FEE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, SURRENDERING YOUR VARIABLE ANNUITY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY OR SURRENDER THIS VARIABLE ANNUITY. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

CONTRACT OWNER TRANSACTION EXPENSES

                                                                           C SHARE
                                                                         (CONTRACTS
                                                                          PURCHASED         C SHARE
                                                                           BETWEEN        (CONTRACTS
                                                                        8-24-2009 AND      PURCHASED
                                                              B SHARE    11-15-2010)   AFTER 11-15-2010)  I SHARE   L SHARE
----------------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE (CDSC) (1)                                                                 None
  1                                                              7%          2%               2%                       7%
  2                                                              7%          0%               0%                       6%
  3                                                              7%                                                    5%
  4                                                              6%                                                    4%
  5                                                              5%                                                    0%
  6                                                              4%
  7                                                              3%
  8                                                              2%
  9+                                                             0%
SURRENDER FEE                                                   None        None             None           None      None
TRANSFER FEE                                                    None        None             None           None      None

(1)  Each Deposit has its own CDSC schedule.

CONTRACT OWNER PERIODIC EXPENSES

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS (EXCEPT AS NOTED) DURING THE TIME THAT YOU OWN THE VARIABLE ANNUITY, NOT INCLUDING ANNUAL FUND FEES AND EXPENSES.


                                                                           C SHARE
                                                                         (CONTRACTS
                                                                          PURCHASED         C SHARE
                                                                           BETWEEN        (CONTRACTS
                                                                        8-24-2009 AND      PURCHASED
                                                              B SHARE    11-15-2010)   AFTER 11-15-2010)  I SHARE   L SHARE
----------------------------------------------------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (2)                                      $30         $30              $30            $30       $30
DISTRIBUTION CHARGE (3)                                        0.75%        None             None           None      None
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Contract Value excluding Fixed Accumulation Feature
 and Personal Pension Account investments)
  Mortality and Expense Risk Charge                            0.30%       1.15%            1.30%          0.10%     1.25%
  Administrative Charge                                        0.20%       0.20%            0.20%          0.20%     0.20%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                         0.50%       1.35%            1.50%          0.30%     1.45%
MAXIMUM OPTIONAL CHARGES (4)
  Maximum Anniversary Value ("MAV") Death Benefit (5)          1.50%       1.50%            1.50%          1.50%     1.50%
  Return of Premium Death Benefit II (6)                       0.75%       0.75%            0.75%          0.75%     0.75%
  Return of Premium Death Benefit I (7)                        0.75%       0.75%            0.75%          0.75%     0.75%


(2)  Fee waived if Total Balance is $50,000 or more on your Contract
     Anniversary.

(3) An annual Distribution Charge is charged against each Premium Payment. The Distribution Charge is based on a percentage of Remaining Gross Premium. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge is reduced to 0% after the completion of eight years after each respective Premium Payment. The Distribution Charge will be assessed only with respect to Contract Value invested in Sub-Accounts.


(4)  Only one optional death benefit can be elected.

-------------------------------------------------------------------------------


(5) Charge based on the greater of the Maximum Anniversary Value, or Premium Payments adjusted for Surrenders and is taken on each Contract Anniversary. Current rider charge is 0.35%.



(6) Charge based on a percentage of Premium Payments adjusted for Surrenders on each Contract Anniversary. Current rider charge is 0.25%.



(7) Charge based on a percentage of Premium Payments adjusted for Surrenders on each Contract Anniversary. Current rider charge is 0.75% and has been voluntarily waived to 0.25%.


THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL FUND OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THIS VARIABLE ANNUITY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                                                  MINIMUM            MAXIMUM
---------------------------------------------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                                                0.48%              2.62%
(expenses that are deducted from Underlying Fund assets,
including management fees, distribution
and/or service fees (12b-1) fees, and other expenses.

THE LAST TABLE SHOWS THE TOTAL ANNUAL FUND OPERATING EXPENSES FOR EACH UNDERLYING FUND. ACTUAL FEES AND EXPENSES FOR THE UNDERLYING FUNDS VARY DAILY. AS A RESULT, THE FEES AND EXPENSES FOR ANY GIVEN DAY MAY BE GREATER OR LESS THAN THE TOTAL ANNUAL FUND OPERATING EXPENSES LISTED BELOW. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND. THESE EXPENSES MAY VARY FROM YEAR TO YEAR.

                         ANNUAL FUND OPERATING EXPENSES
                           AS OF THE FUND'S YEAR END
                        (As a percentage of net assets)


                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT      SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS
 Invesco V.I. Core Equity Fund -
  Series II                                    0.61%              0.25%              0.29%             0.02%
 Invesco V.I. Global Multi-Asset Fund
  - Series II                                  0.67%              0.25%              1.06%             0.64%
 Invesco V.I. International Growth
  Fund - Series II                             0.71%              0.25%              0.33%             0.02%
 Invesco V.I. Mid Cap Core Equity Fund
  - Series II                                  0.73%              0.25%              0.31%             0.03%
 Invesco V.I. Small Cap Equity Fund -
  Series II                                    0.75%              0.25%              0.34%              N/A
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio - Class B                 0.55%              0.25%              0.15%              N/A
 AllianceBernstein VPS International
  Value Portfolio - Class B                    0.75%              0.25%              0.08%              N/A
 AllianceBernstein VPS Small/Mid Cap
  Value Portfolio - Class B                    0.75%              0.25%              0.12%              N/A
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio - Service Class 2                  0.56%              0.25%              0.11%              N/A
 Fidelity(R) VIP Mid Cap Portfolio -
  Service Class 2                              0.56%              0.25%              0.12%              N/A
 Fidelity(R) VIP Strategic Income
  Portfolio - Service Class 2                  0.57%              0.25%              0.17%              N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund - Class 4                               0.67%              0.35%              0.29%             0.02%
 Franklin Income Securities Fund -
  Class 4                                      0.45%              0.35%              0.02%              N/A
 Franklin Rising Dividends Securities
  Fund - Class 4                               0.63%              0.35%              0.03%             0.02%

                                                             CONTRACTUAL
                                          TOTAL ANNUAL        FEE WAIVER
                                           OPERATING        AND/OR EXPENSE    TOTAL ANNUAL FUND OPERATING
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT      EXPENSES AFTER FEE WAIVER
--------------------------------------  ------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS
 Invesco V.I. Core Equity Fund -
  Series II                                    1.17%               N/A                     1.17%
 Invesco V.I. Global Multi-Asset Fund
  - Series II                                  2.62%              1.63%                    0.99%      (1)
 Invesco V.I. International Growth
  Fund - Series II                             1.31%               N/A                     1.31%
 Invesco V.I. Mid Cap Core Equity Fund
  - Series II                                  1.32%               N/A                     1.32%
 Invesco V.I. Small Cap Equity Fund -
  Series II                                    1.34%               N/A                     1.34%
ALLIANCEBERNSTEIN VARIABLE PRODUCTS
SERIES FUND, INC.
 AllianceBernstein VPS Balanced Wealth
  Strategy Portfolio - Class B                 0.95%               N/A                     0.95%
 AllianceBernstein VPS International
  Value Portfolio - Class B                    1.08%               N/A                     1.08%
 AllianceBernstein VPS Small/Mid Cap
  Value Portfolio - Class B                    1.12%               N/A                     1.12%
FIDELITY VARIABLE INSURANCE PRODUCTS
FUNDS
 Fidelity(R) VIP Contrafund(R)
  Portfolio - Service Class 2                  0.92%               N/A                     0.92%
 Fidelity(R) VIP Mid Cap Portfolio -
  Service Class 2                              0.93%               N/A                     0.93%
 Fidelity(R) VIP Strategic Income
  Portfolio - Service Class 2                  0.99%               N/A                     0.99%
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
 Franklin Flex Cap Growth Securities
  Fund - Class 4                               1.33%              0.28%                    1.05%      (2)(3)
 Franklin Income Securities Fund -
  Class 4                                      0.82%               N/A                     0.82%
 Franklin Rising Dividends Securities
  Fund - Class 4                               1.03%              0.01%                    1.02%      (3)

6

-------------------------------------------------------------------------------


                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT      SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
 Franklin Small Cap Value Securities
  Fund - Class 4                               0.52%              0.35%              0.18%             0.03%
 Franklin Small-Mid Cap Growth
  Securities Fund - Class 4                    0.51%              0.35%              0.30%             0.01%
 Franklin Strategic Income Securities
  Fund - Class 4                               0.36%              0.35%              0.23%             0.01%
 Mutual Global Discovery Securities
  Fund - Class 4                               0.80%              0.35%              0.26%              N/A
 Mutual Shares Securities Fund - Class
  4                                            0.60%              0.35%              0.18%              N/A
 Templeton Foreign Securities Fund -
  Class 4                                      0.64%              0.35%              0.15%             0.02%
 Templeton Global Bond Securities Fund
  - Class 4                                    0.47%              0.35%              0.07%              N/A
 Templeton Growth Securities Fund -
  Class 4                                      0.75%              0.35%              0.04%              N/A
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund - Class IA                              0.61%               N/A               0.05%              N/A
 Hartford U.S. Government Securities
  HLS Fund - Class IA                          0.45%               N/A               0.04%              N/A
HARTFORD SERIES FUND, INC.
 American Funds Asset Allocation HLS
  Fund - Class IB                              0.97%              0.25%              0.05%              N/A
 American Funds Blue Chip Income and
  Growth HLS Fund - Class IB                   1.19%              0.25%              0.07%              N/A
 American Funds Bond HLS Fund - Class
  IB                                           0.89%              0.25%              0.03%              N/A
 American Funds Global Bond HLS Fund -
  Class IB                                     1.34%              0.25%              0.06%              N/A
 American Funds Global Growth and
  Income HLS Fund - Class IB                   1.43%              0.25%              0.04%              N/A
 American Funds Global Growth HLS Fund
  - Class IB                                   1.56%              0.25%              0.07%              N/A
 American Funds Global Small
  Capitalization HLS Fund - Class IB           1.56%              0.25%              0.05%              N/A
 American Funds Growth HLS Fund -
  Class IB                                     1.10%              0.25%              0.03%              N/A
 American Funds Growth-Income HLS Fund
  - Class IB                                   0.99%              0.25%              0.03%              N/A
 American Funds International HLS Fund
  - Class IB                                   1.39%              0.25%              0.03%              N/A
 American Funds New World HLS Fund -
  Class IB                                     1.92%              0.25%              0.05%              N/A
 Hartford Capital Appreciation HLS
  Fund - Class IA                              0.63%               N/A               0.05%              N/A
 Hartford Disciplined Equity HLS Fund
  - Class IA                                   0.71%               N/A               0.04%              N/A
 Hartford Dividend and Growth HLS Fund
  - Class IA                                   0.64%               N/A               0.05%              N/A
 Hartford Global Growth HLS Fund -
  Class IA                                     0.74%               N/A               0.07%              N/A
 Hartford Global Research HLS Fund -
  Class IA                                     0.90%               N/A               0.21%              N/A
 Hartford Growth HLS Fund - Class IA           0.79%               N/A               0.06%              N/A
 Hartford High Yield HLS Fund - Class
  IA                                           0.70%               N/A               0.05%              N/A
 Hartford Index HLS Fund - Class IB            0.30%              0.25%              0.05%              N/A
 Hartford International Opportunities
  HLS Fund - Class IA                          0.67%               N/A               0.07%              N/A
 Hartford Money Market HLS Fund -
  Class IA                                     0.40%               N/A               0.08%              N/A
 Hartford Small Company HLS Fund -
  Class IA                                     0.70%               N/A               0.05%              N/A
 Hartford Total Return Bond HLS Fund -
  Class IA                                     0.46%               N/A               0.05%              N/A
 Hartford Value HLS Fund - Class IA            0.72%               N/A               0.05%              N/A

                                                             CONTRACTUAL
                                          TOTAL ANNUAL        FEE WAIVER
                                           OPERATING        AND/OR EXPENSE    TOTAL ANNUAL FUND OPERATING
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT      EXPENSES AFTER FEE WAIVER
--------------------------------------  ------------------------------------------------------------------
 Franklin Small Cap Value Securities
  Fund - Class 4                               1.08%              0.02%                    1.06%      (3)
 Franklin Small-Mid Cap Growth
  Securities Fund - Class 4                    1.17%              0.01%                    1.16%      (3)
 Franklin Strategic Income Securities
  Fund - Class 4                               0.95%              0.01%                    0.94%      (3)
 Mutual Global Discovery Securities
  Fund - Class 4                               1.41%               N/A                     1.41%
 Mutual Shares Securities Fund - Class
  4                                            1.13%               N/A                     1.13%
 Templeton Foreign Securities Fund -
  Class 4                                      1.16%              0.01%                    1.15%      (3)
 Templeton Global Bond Securities Fund
  - Class 4                                    0.89%               N/A                     0.89%
 Templeton Growth Securities Fund -
  Class 4                                      1.14%               N/A                     1.14%
HARTFORD HLS SERIES FUND II, INC.
 Hartford Growth Opportunities HLS
  Fund - Class IA                              0.66%               N/A                     0.66%
 Hartford U.S. Government Securities
  HLS Fund - Class IA                          0.49%               N/A                     0.49%
HARTFORD SERIES FUND, INC.
 American Funds Asset Allocation HLS
  Fund - Class IB                              0.95%              0.40%                    0.87%      (4)(5)
 American Funds Blue Chip Income and
  Growth HLS Fund - Class IB                   1.07%              0.50%                    1.01%      (4)(5)
 American Funds Bond HLS Fund - Class
  IB                                           0.78%              0.25%                    0.92%      (4)(5)
 American Funds Global Bond HLS Fund -
  Class IB                                     1.06%              0.50%                    1.15%      (4)(5)
 American Funds Global Growth and
  Income HLS Fund - Class IB                   1.09%              0.55%                    1.17%      (4)(5)
 American Funds Global Growth HLS Fund
  - Class IB                                   1.32%              0.75%                    1.13%      (4)(5)
 American Funds Global Small
  Capitalization HLS Fund - Class IB           1.10%              0.55%                    1.31%      (4)(5)
 American Funds Growth HLS Fund -
  Class IB                                     1.03%              0.50%                    0.88%      (4)(5)
 American Funds Growth-Income HLS Fund
  - Class IB                                   0.98%              0.45%                    0.82%      (4)(5)
 American Funds International HLS Fund
  - Class IB                                   1.13%              0.60%                    1.07%      (4)(5)
 American Funds New World HLS Fund -
  Class IB                                     1.40%              0.85%                    1.37%      (4)(5)
 Hartford Capital Appreciation HLS
  Fund - Class IA                              0.68%               N/A                     0.68%
 Hartford Disciplined Equity HLS Fund
  - Class IA                                   0.75%               N/A                     0.75%
 Hartford Dividend and Growth HLS Fund
  - Class IA                                   0.69%               N/A                     0.69%
 Hartford Global Growth HLS Fund -
  Class IA                                     0.81%               N/A                     0.81%
 Hartford Global Research HLS Fund -
  Class IA                                     1.11%               N/A                     1.11%
 Hartford Growth HLS Fund - Class IA           0.85%               N/A                     0.85%
 Hartford High Yield HLS Fund - Class
  IA                                           0.75%               N/A                     0.75%
 Hartford Index HLS Fund - Class IB            0.60%               N/A                     0.60%
 Hartford International Opportunities
  HLS Fund - Class IA                          0.74%               N/A                     0.74%
 Hartford Money Market HLS Fund -
  Class IA                                     0.48%               N/A                     0.48%
 Hartford Small Company HLS Fund -
  Class IA                                     0.75%               N/A                     0.75%
 Hartford Total Return Bond HLS Fund -
  Class IA                                     0.51%               N/A                     0.51%
 Hartford Value HLS Fund - Class IA            0.77%               N/A                     0.77%

-------------------------------------------------------------------------------


                                                             DISTRIBUTION                           ACQUIRED
                                                                AND/OR                                FUND
                                           MANAGEMENT      SERVICE (12B-1)         OTHER            FEES AND
UNDERLYING FUND:                              FEES               FEES             EXPENSES          EXPENSES
----------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  - Class VC                                   0.50%               N/A               0.46%              N/A
 Lord Abbett Fundamental Equity
  Portfolio - Class VC                         0.75%               N/A               0.51%              N/A
 Lord Abbett Growth and Income
  Portfolio - Class VC                         0.50%               N/A               0.43%              N/A
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class          0.75%              0.25%              0.11%              N/A
 MFS(R) Investors Trust Series -
  Service Class                                0.75%              0.25%              0.11%              N/A
 MFS(R) Research Bond Series - Service
  Class                                        0.50%              0.25%              0.12%              N/A
 MFS(R) Total Return Series - Service
  Class                                        0.75%              0.25%              0.07%              N/A
 MFS(R) Value Series - Service Class           0.75%              0.25%              0.09%              N/A
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund - Class
  IB                                           0.48%              0.25%              0.16%              N/A
 Putnam VT Investors Fund - Class IB           0.56%              0.25%              0.19%              N/A
 Putnam VT Voyager Fund - Class IB             0.56%              0.25%              0.16%             0.08%

                                                             CONTRACTUAL
                                          TOTAL ANNUAL        FEE WAIVER
                                           OPERATING        AND/OR EXPENSE    TOTAL ANNUAL FUND OPERATING
UNDERLYING FUND:                            EXPENSES        REIMBURSEMENT      EXPENSES AFTER FEE WAIVER
--------------------------------------  ------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.
 Lord Abbett Bond-Debenture Portfolio
  - Class VC                                   0.96%              0.06%                    0.90%      (6)
 Lord Abbett Fundamental Equity
  Portfolio - Class VC                         1.26%              0.11%                    1.15%      (7)
 Lord Abbett Growth and Income
  Portfolio - Class VC                         0.93%               N/A                     0.93%
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) Growth Series - Service Class          1.11%               N/A                     1.11%
 MFS(R) Investors Trust Series -
  Service Class                                1.11%               N/A                     1.11%
 MFS(R) Research Bond Series - Service
  Class                                        0.87%               N/A                     0.87%
 MFS(R) Total Return Series - Service
  Class                                        1.07%               N/A                     1.07%
 MFS(R) Value Series - Service Class           1.09%               N/A                     1.09%
PUTNAM VARIABLE TRUST
 Putnam VT Equity Income Fund - Class
  IB                                           0.89%               N/A                     0.89%      (8)
 Putnam VT Investors Fund - Class IB           1.00%               N/A                     1.00%      (8)
 Putnam VT Voyager Fund - Class IB             1.05%               N/A                     1.05%      (9)


NOTES

(1) The Adviser has contractually agreed, through at least April 30, 2011, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses to 0.35% of average daily net assets.


(2) The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that common annual fund operating expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees and acquired fund fees and expenses) do not exceed 0.68% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2011.



(3) The manager and administrator have agreed in advance to reduce their fees as a result of the fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon.



(4) The Fund's Advisor has entered into a contractual agreement with Hartford Series Fund, Inc. (the "Company") under which it will waive a portion of its advisory fee for such time as the Fund is operated as a feeder Fund, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment management agreement with the Company. This fee waiver will continue as long as the Fund is part of a master-feeder Fund structure unless the Board of Directors approves a change in or elimination of the waiver. Currently, the Fund waivers are as follows: American Funds Asset Allocation HLS Fund - 0.40%; American Funds Blue Chip Income and Growth HLS
     - 0.50%; American Funds Bond HLS Fund - 0.25%; American Funds Global Bond HLS - 0.50%; American Funds Global Growth and Income HLS - 0.55%; American Funds Global Growth HLS - 0.75%; American Funds Global Small Capitalization HLS Fund - 0.55%; American Funds Growth HLS Fund - 0.50%; American Funds Growth-Income HLS Fund - 0.45%; American Funds International HLS Fund - 0.60%; American Funds New World HLS Fund - 0.85%.



(5) Because the Fund invests all of its assets in the Master Fund, the Fund will bear its own fees and expenses and its proportionate share of the fees and expenses of the Master Fund. The amounts shown under "Management Fees" include the operating expenses of the Master Fund, including the management fee (before non-contractual fee waiver). The Annual Fund Operating Expense table and the Examples reflect the estimated expenses of both the Feeder Fund and the Master Fund.



(6) For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses does not exceed an annual rate of 0.90%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.



(7) For the period May 1, 2010 through April 30, 2011, Lord Abbett has contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Fund's other expenses, to the extent necessary so that the total net annual operating expenses does not exceed an annual rate of 1.15%. This agreement may be terminated only upon the approval of the Fund's Board of Directors.



(8) Reflects projected expenses under a new management contract effective 1/1/2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.



(9) Reflects projected expenses under a new management contract effective 1/1/2010 and changes in the fund's investor servicing contract.

8

-------------------------------------------------------------------------------

EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THIS VARIABLE ANNUITY WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITIES. LET'S SAY, HYPOTHETICALLY, THAT YOUR ANNUAL INVESTMENT RETURN IS 5% AND THAT YOUR FEES AND EXPENSES TODAY WERE AS HIGH AS POSSIBLE INCLUDING THE ELECTION OF THE HIGHEST POSSIBLE OPTIONAL CHARGES (I.E., MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT). THE EXAMPLE ILLUSTRATES THE EFFECT OF FEES AND EXPENSES THAT YOU COULD INCUR (OTHER THAN TAXES). YOUR ACTUAL FEES AND EXPENSES MAY VARY. FOR EVERY $10,000 INVESTED (EXCLUDING PERSONAL PENSION ACCOUNT CONTRIBUTIONS AND AMOUNTS ALLOCATED TO THE FIXED ACCUMULATION FEATURE), HERE'S HOW MUCH YOU WOULD PAY UNDER EACH OF THE THREE SCENARIOS POSED:


(1)  If you Surrender your Contract at the end of the applicable time period:



                                    1 YEAR   3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                              $1,238   $2,369   $3,307        $5,487
C Share                                $792   $1,794   $2,968        $5,825
I Share                                $479   $1,441   $2,406        $4,835
L Share                              $1,260   $2,243   $2,945        $5,785



(2)  If you annuitize at the end of the applicable time period:



                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                           $320        $1,462   $2,595        $5,307
C Share                           $422        $1,614   $2,788        $5,645
I Share                           $299        $1,260   $2,225        $4,653
L Share                           $417        $1,599   $2,765        $5,605



(3)  If you do not Surrender your Contract:



                                1 YEAR       3 YEARS  5 YEARS      10 YEARS
--------------------------------------------------------------------------------
B Share                           $575        $1,717   $2,850        $5,487
C Share                           $602        $1,794   $2,968        $5,825
I Share                           $479        $1,441   $2,406        $4,835
L Share                           $597        $1,779   $2,945        $5,785


CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

When Premium Payments are credited to your Funds, they are converted into Accumulation Units by dividing the amount of your Premium Payments minus any Premium taxes, by the Accumulation Unit Value for that Valuation Day. All classes of Accumulation Unit Values may be obtained, free of charge, by contacting us. See Appendix B - Accumulation Unit Values for additional information. You can find financial statements for us and the Separate Account in the Statement of Additional Information.

-------------------------------------------------------------------------------

3. MANAGEMENT OF THE CONTRACT

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life and Annuity Insurance Company is a subsidiary of Hartford Life Insurance Company. Our corporate offices are located in Simsbury, Connecticut. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc.

All guarantees under the Contract are subject to each issuing company's financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with the SEC (Hartford Life Insurance Company only) and/or state insurance departments. For example, Hartford Life Insurance Company files annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above. You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.hartfordinvestor.com or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

THE GENERAL ACCOUNT

The Fixed Accumulation Feature and the Personal Pension Account are part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and the Personal Pension Account and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.

THE SEPARATE ACCOUNT

We set aside and invest the assets of some of our annuity contracts, including these Contracts, in a Separate Account. These Separate Accounts are registered as unit investment trusts under the 1940 Act. This registration does not involve supervision by the SEC of the management or the investment practices of a Separate Account or us. Separate Accounts meet the definition of "Separate Account" under federal securities law. The Separate Accounts referenced in this prospectus hold only assets for variable annuity contracts. These Separate
Accounts:

- hold assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract;

- are not subject to the liabilities arising out of any other business we may conduct;

- are not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts;

- may be subject to liabilities of other variable annuity contracts offered by this Separate Account which are not described in this prospectus; and

- are credited with income and gains, and takes losses, whether or not realized, from the assets they hold without regard to our other income, gains or loss.

We do not guarantee the investment results of the Separate Account.

THE FUNDS

The Funds available for investment are not the same mutual funds that you can buy through your Registered Representative even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution and operating expenses. "Master-feeder" or "fund of funds" ("feeder funds") invest substantially all of their assets in other funds and will therefore bear a pro-rata share of fees and expenses incurred by both funds. This will reduce your investment return. Please contact us to obtain a copy of the prospectuses for each Fund (or for any feeder funds). Read these prospectuses carefully before investing. We do not guarantee the

10

-------------------------------------------------------------------------------

investment results of any Fund. Certain Funds may not be available in all states and in all Contract classes. Please see Appendix C for additional information.

MIXED AND SHARED FUNDING - Fund shares may be sold to our other separate accounts, our insurance company affiliates or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other contract owners investing these Funds. If a material conflict arose, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund.

VOTING RIGHTS - We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds' shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted;

- send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;

-   arrange for the handling and tallying of proxies received from Owners;

- vote all Fund shares attributable to your Contract according to instructions received from you, and

- vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. As a result of proportional voting, a small number of Owners could determine the outcome of a proposition subject to shareholder vote.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS - Subject to any applicable law, we may make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds may be made available to existing Owners as we deem appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Funds. We may liquidate one or more Sub-Accounts if the board of directors of any Fund determines that such actions are prudent. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES - We receive substantial and varying administrative service payments (referred to as "revenue sharing payments") and Rule 12b-1 fees from certain Funds or related parties. We consider revenue sharing payments and Rule 12b-1 fees among a number of factors when deciding to add or keep a Fund that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2009, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Variable Insurance Series & Capital Research and Management Company, Branch Banking & Trust Company, Columbia Management Distributors, Inc. Evergreen Investment Services Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, The Huntington Funds, Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Merrill Lynch Asset Management & Princeton Funds Distributor, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, MTB Investment Advisors, Inc., JPMorgan Investment Advisors, Inc., Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, Ridgeworth Capital Management, Inc., UBS Financial Services, Inc., Van Kampen Life Investment

-------------------------------------------------------------------------------

Trust & Van Kampen Asset Management, Van Kampen Funds, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.

We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to provide, among other things, administrative, processing, accounting and shareholder services for the HLS Funds.


Not all Fund complexes pay the same amounts of revenue sharing payments and/or Rule 12b-1 fees. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.50% and 0.35%, respectively, in 2009, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $85 from that Fund). For the fiscal year ended December 31, 2009, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $117.1 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


FIXED ACCUMULATION FEATURE

INTERESTS IN THE FIXED ACCUMULATION FEATURE ARE NOT REGISTERED UNDER THE 1933 ACT AND THE FIXED ACCUMULATION FEATURE IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCUMULATION FEATURE NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCUMULATION FEATURE. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCUMULATION FEATURE IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE FIXED ACCUMULATION FEATURE IS NOT OFFERED IN ALL CONTRACT CLASSES AND IS NOT AVAILABLE IN ALL STATES.

We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State's minimum non-forfeiture requirements. Non-forfeiture rates vary from state-to-state. We may credit a rate higher than the minimum rate. We reserve the right to declare different rates of interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. There is no specific formula for determining interest rates and, except as specifically stated above, no assurances are offered as to future rates in excess of non-forfeiture rates. Some of the factors that we may consider in determining whether to credit interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors. Fixed Accumulation Feature interest rates may vary by State.

We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a "first-in, first-out" basis (i.e., oldest investments will be liquidated first).

ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCUMULATION FEATURE IN EXCESS OF THE MINIMUM GUARANTEED INTEREST RATE WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO THE FIXED ACCUMULATION FEATURE MAY NOT EXCEED THE MINIMUM GUARANTEED INTEREST RATE FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates in our sole discretion.

We may restrict your ability to allocate Contract Value, Benefit Balance or Premium Payments to the Fixed Accumulation Feature (and vice versa) at any time in our sole discretion. We may close the Fixed Accumulation Feature to new Premium Payments or transfers of existing Contract Value and/or Benefit Balance.

Except as otherwise provided, during each Contract Year, you may make transfers out of the Fixed Accumulation Feature to Sub-Accounts or the Personal Pension Account, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). Each Contract Year you may transfer the greater of:

- 30% of the Contract Value in the Fixed Accumulation Feature as of the last Contract Anniversary. When we calculate the 30%, we add Premium Payments allocated to the Fixed Accumulation Feature, transfers from Sub-Accounts and transfers from the Personal Pension Account made after that date but before the next Contract Anniversary. These restrictions also apply to systematic transfers. The 30% does not include Contract Value in any DCA Plus Program; or

- an amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.

We apply these restrictions to all transfers from the Fixed Accumulation Feature, including all systematic transfers and Dollar Cost Averaging Programs, except for transfers under our DCA Plus Program.

If your interest rate renews at a rate at least 1% lower than your prior interest rate, you may transfer any amount up to 100% of the amount to be invested at the renewal rate. You must make this transfer request within 60 days of being notified of the renewal rate.

12

-------------------------------------------------------------------------------

We may defer transfers and partial Surrenders from the Fixed Accumulation Feature for up to six months from the date of your request.

You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values or Benefit Balance back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait six months after your last systematic transfer before moving Contract Value or Benefit Balance back to the Fixed Accumulation Feature.

As a result of these limitations, it may take a significant amount of time (i.e., several years) to move Contract Value in the Fixed Accumulation Feature to Sub-Accounts and/or Personal Pension Account and therefore this may not provide an effective short term defensive strategy.

PERSONAL PENSION ACCOUNT

INTERESTS IN THE PERSONAL PENSION ACCOUNT ARE NOT REGISTERED UNDER THE 1933 ACT AND THE PERSONAL PENSION ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE PERSONAL PENSION ACCOUNT NOR ANY OF ITS INTERESTS ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SEC HAS NOT REVIEWED THE DISCLOSURES REGARDING THE PERSONAL PENSION ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE PERSONAL PENSION ACCOUNT IS SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURES. THE PERSONAL PENSION ACCOUNT IS CURRENTLY AVAILABLE TO IRA, ROTH IRA, SEP AND NON-QUALIFIED PLAN TYPES. THE PERSONAL PENSION ACCOUNT MAY NOT BE AVAILABLE TO ALL TYPES OF OWNERSHIP ARRANGEMENTS, OR IN ALL STATES.

WHAT IS THE PERSONAL PENSION ACCOUNT?

THE FOLLOWING IS A BRIEF SUMMARY OF THE PERSONAL PENSION ACCOUNT. YOU SHOULD READ THIS ENTIRE SECTION OF THE PROSPECTUS TO MAKE SURE THAT YOU UNDERSTAND THE IMPORTANT LIMITATIONS AND RESTRICTIONS APPLICABLE TO THE PERSONAL PENSION ACCOUNT.

The Personal Pension Account is like the Fixed Accumulation Feature because you receive a fixed interest rate investment return. So, like the Fixed Accumulation Feature, you can invest in the Personal Pension Account if you want a steadier return than you would receive from the Sub-Accounts, where your return depends on the investment performance of the Funds you select.

While the Personal Pension Account and Fixed Accumulation Feature both offer a fixed interest rate return, the Personal Pension Account is designed to serve a different purpose than the Fixed Accumulation Feature. The Fixed Accumulation Feature is designed to serve as a conventional accumulation-oriented investment -you put money in to build up your investment, and you can then withdraw money to meet financial needs as they arise. You can also transfer some or all of your investment to the Sub-Accounts or the Personal Pension Account, and your beneficiaries receive a death benefit if you die. The Personal Pension Account is designed to serve a different purpose - it has features and guarantees you can use to design your own personal pension plan to provide you with life-long income payments without having to use the Sub-Accounts or Fixed Accumulation Feature for that purpose. You will know at the time of each Deposit what you can expect in terms of lifetime payouts if commenced during your Guarantee Window. Crediting rates (including the step down in such rates) are also available at or prior to each Contribution. While you can take income payments from the Fixed Accumulation Feature too, the amount of those income payments is not guaranteed in advance.

Why would you invest in the Fixed Accumulation Feature if the Personal Pension Account gives you income guarantees and more flexibility structuring income payments? The reason is that to give you the guarantees and income payment flexibility, we had to place significant restrictions on how much you can transfer out of the Personal Pension Account in any year as well as on your ability to receive lump sum payments - instead of SURRENDERING part or all of the amounts you have built up in the Personal Pension Account, you can get a lump sum payment only by specifying some or all of the payments you are receiving, and then COMMUTING them into one lump sum. When you invest in the Personal Pension Account, you may end up getting less than you would have if you invested in the Fixed Accumulation Feature. This is the tradeoff you have to accept in return for getting the additional flexibility and guarantees that let you design your own personal pension plan.

THERE ARE CERTAIN CONDITIONS THAT MUST BE SATISFIED FOR YOU TO RECEIVE GUARANTEED INCOME PAYMENTS FROM YOUR PERSONAL PENSION ACCOUNT INVESTMENT, INCLUDING STARTING TO TAKE PAYMENTS BEFORE THE END OF A SPECIFIED PERIOD. YOU SHOULD READ THE REST OF THIS PROSPECTUS AND YOUR CONTRACT CAREFULLY TO MAKE SURE YOU UNDERSTAND ALL OF THESE CONDITIONS.

AS YOU READ THE REMAINDER OF THIS SECTION OF THE PROSPECTUS, WHICH PROVIDES YOU WITH MORE DETAILED INFORMATION ABOUT HOW THE PERSONAL PENSION ACCOUNT WORKS, YOU SHOULD KEEP IN MIND THESE IMPORTANT POINTS:

- YOUR ABILITY TO MAKE TRANSFERS FROM THE PERSONAL PENSION ACCOUNT IS SIGNIFICANTLY LIMITED BECAUSE THE PERSONAL PENSION ACCOUNT RESTRICTS LIQUIDITY DUE TO TRANSFER LIMITATIONS AND THE POTENTIAL LOSS OF VALUE AS A RESULT OF COMMUTATION. ACCORDINGLY, YOU SHOULD ENSURE THAT YOUR INVESTMENTS IN THE FIXED ACCUMULATION FEATURE AND THE SUB-ACCOUNTS WILL BE ADEQUATE TO MEET YOUR LIQUIDITY NEEDS.

-------------------------------------------------------------------------------

- BECAUSE THE PERSONAL PENSION ACCOUNT IS DESIGNED AS A LONG-TERM RETIREMENT FUNDING VEHICLE, IT HAS GUARANTEED PAYOUT RATES APPLICABLE ONLY FOR PERSONAL PENSION ACCOUNT PAYOUTS COMMENCED BEFORE THE EXPIRATION OF YOUR SPECIFIED "GUARANTEE WINDOW" (AS DESCRIBED BELOW).

- THE PERSONAL PENSION ACCOUNT PROVIDES CERTAIN ADDITIONAL FLEXIBILITY WITH RESPECT TO STRUCTURING INCOME PAYMENTS - YOU CAN CONVERT PART OF YOUR INVESTMENT IN THE PERSONAL PENSION ACCOUNT INTO INCOME PAYMENTS AT A PARTICULAR TIME RATHER THAN YOUR ENTIRE INVESTMENT, AND YOU MAY ESTABLISH DIFFERENT INCOME STREAMS.

- AT ANY GIVEN TIME, CREDITED RATES AVAILABLE UNDER THE PERSONAL PENSION ACCOUNT MAY BE HIGHER OR LOWER THAN INTEREST RATES OFFERED UNDER THE FIXED ACCUMULATION FEATURE.

- YOU MAY USE THE PERSONAL PENSION ACCOUNT TO ESTABLISH STREAMS OF INCOME PAYMENTS THAT WILL CONTINUE UNTIL THE OWNER, THE ANNUITANT OR A JOINT OWNER DIES, WHICHEVER FIRST OCCURS.

- SUMS INVESTED INTO THE PERSONAL PENSION ACCOUNT ARE SUBJECT TO SEVERE TRANSFER RESTRICTIONS AND ANY LUMP SUM WITHDRAWALS ARE SUBJECT TO COMMUTATION (WHICH MAY SIGNIFICANTLY REDUCE THE AMOUNT YOU RECEIVE). PLEASE MAKE SURE THAT YOU HAVE SUFFICIENT ASSETS AVAILABLE TO MEET YOUR SHORT TERM OR EMERGENCY NEEDS BEFORE INVESTING IN THE PERSONAL PENSION ACCOUNT.

- YOU MAY COMMUTE ANY OR ALL OF YOUR ANNUITY PAYOUT VALUE TO GET A LUMP SUM PAYMENT FROM THE PERSONAL PENSION ACCOUNT. THERE IS AN INITIAL THIRTY DAY WAITING PERIOD FOR RECEIVING COMMUTED VALUE OF YOUR PERSONAL PENSION ACCOUNT.

- IF YOU TERMINATE THIS CONTRACT, YOU GIVE UP YOUR RIGHT TO FUTURE "PERSONAL PENSION ACCOUNT PAYOUTS" (AS DESCRIBED BELOW).


- ANYONE CONSIDERING INVESTING THEIR ENTIRE DEPOSIT INTO THE PERSONAL PENSION ACCOUNT SHOULD FIRST DISCUSS WITH THEIR FINANCIAL ADVISOR WHETHER A SINGLE PREMIUM IMMEDIATE ANNUITY MAY OFFER BETTER PAYOUT RATES.


HOW DOES THE PERSONAL PENSION ACCOUNT WORK?

CONTRIBUTIONS - You invest in the Personal Pension Account through Personal Pension Account Contributions. The first Personal Pension Account Contribution becomes your initial investment called your "Benefit Balance." The Benefit Balance will be increased by the amount of each subsequent Personal Pension Account Contribution, transfers into the Personal Pension Account from the Fixed Accumulation Feature and Sub-Accounts and accrued interest. Unlike the Fixed Accumulation Feature, the Benefit Balance is not indicative of what you would receive as a lump sum.

Once you start taking Personal Pension Account Payouts, as described below, your Benefit Balance is divided into an "Accumulation Balance" and "Annuity Payout Value." Annuity Payout Value refers to the sums used to fund your Personal Pension Account Payouts and anything remaining is referred to as your Accumulation Balance. Because you may convert all or any portion of your Accumulation Balance into Personal Pension Account Payouts at different times, you may have more than one Annuity Payout Value.

The minimum initial Personal Pension Account Contribution is $10,000. Our prior approval may be required for any single or cumulative Personal Pension Account Contribution of $1 million or more. Each subsequent Personal Pension Account Contribution must be at least $1,000. FAILURE TO MAINTAIN A MINIMUM ACCUMULATION BALANCE OF $5,000 WILL RESULT IN PREMATURE COMMENCEMENT OF PENSION ACCOUNT PAYOUTS. You may not make any Personal Pension Account Contributions after the Annuity Commencement Date.

INTEREST CREDITING - We guarantee that we will credit interest to amounts that you allocate to the Personal Pension Account at a minimum rate of 1.5% (called a "credited rate(s)"). We may credit a rate higher than the minimum credited rate. Interest rates will decrease over different time bands. We expect to make a profit in setting credited rates. Different credited rates may apply during the course of your investment in the Personal Pension Account. Credited rates will continue to apply to your Accumulation Balance until the earliest of when you commence taking Personal Pension Account Payouts, the Annuity Commencement Date or when we pay the Death Benefit. Credited rates will not apply to your Annuity Payout Values.

We reserve the right to periodically establish new credited rates and bands that will be applied to new Personal Pension Account Contributions. This means that all or portions of your Accumulation Balance may earn interest at different credited rates. See Examples 1, 2 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of how different credited rates may apply during the term of your Contract. We will confirm your credited rate schedule with each Personal Pension Account Contribution. There is no specific formula for determining credited rates and no assurances are offered as to future credited rates and their applicability. Some of the factors that we may consider in determining credited rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match these or our general liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.

14

-------------------------------------------------------------------------------

PERSONAL PENSION ACCOUNT PAYOUTS - You may tell us to start paying you income payments called "Personal Pension Account Payouts" at any time or at different times until your Annuity Commencement Date. Subsequent Premium Payments can be made into Sub-Accounts and/or the Fixed Accumulation Feature after Personal Pension Account Payouts have begun (if received before your Annuity Commencement
Date). There is a thirty day waiting period for your first Personal Pension Account Payout following each Personal Pension Account Start Date.

As noted above, your ability to receive lump sum payments from the Personal Pension Account is limited. You do not withdraw any part of your Benefit Balance in the same way that you can surrender your Contract Value from Sub-Accounts or the Fixed Accumulation Feature. Rather, you must convert Accumulation Balance into an Annuity Payout Value that is then used to set your Personal Pension Account Payouts. You may surrender any or all of your Contract Value without affecting your Annuity Payout Value, or you may commute any or all of your Annuity Payout Value without affecting your Contract Value. However, you may terminate your Contract by (a) fully surrendering all of your Contract Value in the Sub-Accounts and Fixed Accumulation Feature; or (b) commuting your Annuity Payout Value in your Personal Pension Account (as discussed in more detail below); and (c) giving up your right to Personal Pension Account Payouts in connection with Contract replacement.

You will automatically start receiving Personal Pension Account Payouts on your Annuity Commencement Date. Personal Pension Account Payouts will be paid in the manner described in Annuity Payout Option Two or Eight under the heading "When do your Annuity Payouts begin?" under the Annuity Payouts section below. We reserve the right to require that you own your Contract for at least six months before you start receiving Personal Pension Account Payouts. For Qualified Contracts, we reserve the right to require that you start taking Personal Pension Account Payouts no later than when the Annuitant turns age 70 1/2. An annual benefit increase option may also be elected to adjust Personal Pension Account Payouts, subject to availability.

We calculate the amount of your Personal Pension Account Payouts by applying the applicable payout rate to your Accumulation Balance. We will provide you with a guaranteed payout rate each time that you make a new Personal Pension Amount Contribution. Payout rates are set at our sole discretion. There is no specific formula for determining payout rates and, except as specifically provided below, there is no assurance as to future payout rates. Payout rates may vary based on Contract class and distribution channel. Some of the factors that we may consider in determining payout rates include, but are not limited to, general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; competitive factors and mortality tables (including age and gender factors). When you first make a Personal Pension Account Contribution, you will be required to choose a Target Income Age at which you are likely to begin taking Personal Pension Account Payouts. The Target Income Age cannot exceed twenty (20) years from the oldest Annuitant's age at the time of investment or age 80, whichever shall first occur. A single Target Income Age will apply to your Contract irrespective of the number of subsequent Personal Pension Account Contributions you may make in the future. Except as provided below, the Target Income Age cannot be changed.

We will use the guaranteed payout rate(s) to calculate Personal Pension Account Payouts if you commence taking Personal Pension Account Payouts during the timeframe that begins three (3) years prior to the Target Income Age and ends three (3) years after the Target Income Age (this seven year period is referred to as the "guarantee window"). If you commence taking Personal Pension Account Payouts at any time outside of the guarantee window, then we will calculate your Personal Pension Account Payouts using payout rate(s) that we then determine at our sole discretion. Payouts taken outside of your Guarantee Window are not guaranteed. In these circumstances, your payout rate will be the lesser of our then current payout rate or the maximum payout rate set internally at the time of each Contribution; but, will never be less than the Minimum Guaranteed Payout Purchase Rates specified in your Contract. The existence of guaranteed payout rates, among other things, distinguishes the Personal Pension Account from the way we treat annuitization of your Contract Value and investments in the Fixed Accumulation Feature at the end of the accumulation phase of your Contract. See Examples 1 and 4 under the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Payouts during the guarantee window.

LUMP SUM PAYMENTS - You may commute any or all of your Annuity Payout Value to get a lump sum payment from the Personal Pension Account. The way we do this is to calculate the number of Personal Pension Account Payouts (corresponding to the Annuity Payout Value that you seek to commute) that when added together will equal the amount of your commutation request, and then the time period over which these Personal Pension Account Payouts would have otherwise been made is called the "Guaranteed Payout Duration." Personal Pension Account Payouts based on the remaining, non-commuted portion of your Annuity Payout Value will take place after the Guaranteed Payout Duration based on the same frequency established on your original Personal Pension Account Start Date provided that you, the Annuitant or a joint Owner are alive at that time. There is an initial thirty day waiting period for receiving commuted value of your Personal Pension Account. Please see "What is Commuted Value?" in section 4(c)(Surrenders) and Personal Pension Account Examples 4a and 4b in Appendix A for more information about how Guaranteed Payout Duration is determined.

You should understand that if you commute you will receive less than your Annuity Payout Value. The amount you receive over time depends on a number of factors, including the difference between interest rates currently being credited and the discount rate used upon commutation, how long you have invested in the Personal Pension Account and whether you (or the Annuitant) live long enough so that Personal Pension Account Payouts start up again after the Guaranteed Payout Duration. We will pay you the

-------------------------------------------------------------------------------

commuted value of your lump sum payment thirty days after your request. Please refer to "What kinds of Surrenders are available" and "What is the Commuted Value" in the Surrenders section as well as Example 4 under the Personal Pension Account Examples in Appendix A for more information about how commutation works.

TRANSFERS - Each Contract Year, you may transfer a portion of your Accumulation Balance to the Fixed Accumulation Feature or Sub-Accounts without having to comply with the annuitization and commutation requirements discussed above. All transfer allocations must be in whole numbers (e.g., 1%). The maximum amount of Accumulation Balance that may be transferred is the highest of:

       -   4% of your Accumulation Balance as of your prior Contract
           Anniversary;

       - the amount of interest credited to your Accumulation Balance over the most recent full Contract Year; or

       - the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

We reserve the right to: (a) limit the number of transfers from the Personal Pension Account; (b) make you wait six months after your most recent transfer from the Personal Pension Account before moving Contract Value back into the Personal Pension Account; or (c) revoke this transfer privilege at any time. Amounts transferred out of the Personal Pension Account will reduce the Accumulation Balance by the amount transferred. Amounts transferred from the Personal Pension Account to the Fixed Accumulation Feature or the Sub-Accounts will be treated as a subsequent Premium Payment and become part of your Contract Value. You may also transfer Contract Value from your Sub-Accounts or Fixed Accumulation Feature, to the Accumulation Balance (such transfers will reduce the amount of your optional Death Benefit, Annual Withdrawal Amount (AWA) and Remaining Gross Premiums). If applicable, no CDSC will be applied to Accumulation Balance transferred to Sub-Accounts or the Fixed Accumulation Feature, or vice versa. No transfers may be made to or from the Personal Pension Account after the Annuity Commencement Date. See Example 3 under the Personal Pension Account Examples in Appendix A for an illustration of transfers into your Personal Pension Account.

AS A RESULT OF THESE OUT-BOUND TRANSFER RESTRICTIONS, IT MAY TAKE A SIGNIFICANT AMOUNT OF TIME (I.E., SEVERAL YEARS) TO MOVE ACCUMULATION BALANCE TO SUB-ACCOUNTS OR THE FIXED ACCUMULATION FEATURE AND THEREFORE THIS MAY NOT PROVIDE AN EFFECTIVE SHORT TERM DEFENSIVE STRATEGY. PLEASE REFER TO EXAMPLE 3 UNDER THE PERSONAL PENSION ACCOUNT EXAMPLES IN APPENDIX A FOR AN ILLUSTRATION OF TRANSFER RESTRICTIONS.

DEATH BENEFIT - The Personal Pension Account includes a Death Benefit equal to your Benefit Balance. This Death Benefit is considered to be part of the standard Death Benefit or any optional Death Benefit that you elect. Your Personal Pension Account Death Benefit increases as a result of additional Personal Pension Account Contributions and transfers into the Personal Pension Account. YOUR PERSONAL PENSION ACCOUNT DEATH BENEFIT DECREASES AS YOU TAKE PERSONAL PENSION ACCOUNT PAYOUTS AND UPON COMMUTATION OF YOUR ANNUITY PAYOUT VALUE AND MAY BE ELIMINATED OVER TIME. Benefit Balance transfers to Sub-Accounts and/or the Fixed Accumulation Feature also decrease your Personal Pension Account Death Benefit but because these amounts are converted into Contract Value, they become part of the standard Death Benefit and/or optional Death Benefit.

Personal Pension Account Payouts will generally terminate upon notification to us of the death of the Owner, joint Owner or Annuitant, if prior to the Annuity Commencement Date; or upon notification to us of the Annuitant's death, if after the Annuity Commencement Date. The method of payment of the Death Benefit will be subject to the restrictions contained in the "Standard Death Benefit" section of this Prospectus.

Your Benefit Balance will be converted into Contract Value and transferred to the Money Market Sub-Account without annuitization and commutation. Unless otherwise stated below, Contract Value may not be reallocated back into the Personal Pension Account. The Contingent Annuitant may reinvest Contract Value back into the Personal Pension Account and establish a new guarantee window, target income age and receive then applicable credited rates. If Spousal Contract continuation is elected, your Spouse can either continue to maintain the Personal Pension Account and resume Personal Pension Account Payouts, if applicable, or instruct us to transfer Benefit Balance to the Money Market Sub-Account. Your Spouse may then reinvest Contract Value back into the Personal Pension Account by establishing a new guarantee window and target income age. New crediting rates will apply.

OTHER INFORMATION - We will account for any Personal Pension Account Contributions, Personal Pension Account Payouts, interest, and deductions separately and on a first-in, first-out basis for the purposes of determining which credited rates are associated with each Personal Pension Account Contribution. Personal Pension Account Payouts are not cumulative and may not be advanced, commuted or accelerated, except as explicitly stated in this prospectus. Subject to applicable state insurance law, the Personal Pension Account does not establish a cash surrender benefit. We may close the Personal Pension Account to new Personal Pension Account Contributions at any time without notice. We may also make the Personal Pension Account available only through enrollment in one or more investment Programs that we establish.

Special consideration should be given by Personal Pension Account investors who are under age 40 to the twenty-year limitation on setting your Target Income Age and the absence of guaranteed payout rates applied if Personal Pension Account Payouts commence outside of your guarantee window.

16

-------------------------------------------------------------------------------

The Personal Pension Account should not be confused with a pension plan under The Employee Retirement Income Security Act of 1974, as amended (ERISA). Neither we nor any of our affiliates assume any fiduciary duties with regard to this Contract, as such terms are defined under ERISA laws and regulations. The Personal Pension Account is not a defined benefit plan guaranteed by the Pension Benefit Guaranty Corporation (PBGC) or any federal or state government agency. This feature is not a corporate pension plan issued by us or our affiliates.

In summary, the Personal Pension Account is designed for the long-term investor who is willing to forego some degree of liquidity in exchange for, among other things, deferred lifetime income in the form of Personal Pension Account Payouts. This feature restricts liquidity through transfer and commutation restrictions. The amount ultimately received as a consequence of your investment in the Personal Pension Account is not predictable because of the uncertainty of factors such as how long you have invested in the Personal Pension Account, interest rates in effect at the time of investment and commutation, and how long you receive lifetime Personal Pension Account Payouts. If you partially commute your Personal Pension Account Payouts, you will retain the right to collect life contingent Personal Pension Account Payouts that resume after the applicable Guaranteed Payout Duration. HOWEVER, IF YOU ELECT TO TERMINATE YOUR CONTRACT, YOU WILL GIVE UP YOUR RIGHT TO THESE FUTURE LIFE CONTINGENT PERSONAL PENSION ACCOUNT PAYOUTS. YOU SHOULD THEREFORE CONSULT WITH YOUR REGISTERED REPRESENTATIVE OR A TRUSTED ADVISER BEFORE TERMINATING YOUR CONTRACT TO BE SURE THAT YOU UNDERSTAND THESE IMPORTANT IMPLICATIONS. Please refer to "What kinds of Surrenders are available" and "What is the Commuted Value" in the Surrenders section as well as Example 4 under the Personal Pension Account Examples in Appendix A for more information.

4. INFORMATION ON YOUR ACCOUNT

A. OPENING AN ACCOUNT

WHO CAN BUY THIS CONTRACT?

The Contract is an individual tax-deferred variable annuity Contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- any trustee or custodian for a retirement plan qualified under Section 401(a) of the Code;

- individual Retirement Annuities adopted according to Section 408 of the Code;

- employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state; and

- certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other Qualified Plan receives tax-deferred treatment under the Code.


We no longer accept any incoming 403(b) exchanges, transfers or applications for 403(b) individual annuity contracts or additional investments into any individual annuity contract funded through a 403(b) plan.



We no longer accept any new retirement plans qualified under Sections 401(a) and 403(a) of the Code or employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, or certain eligible deferred compensation plans as defined in Section 457 of the Code.


The Personal Pension Account may not be available to all types of Qualified
Plans.

HOW DO YOU PURCHASE A CONTRACT?

You may only purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment as to whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary. Your initial Deposit will not be invested in any Account and/or the Personal Pension Account during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents. Non-Resident Alien (NRA) application submissions require our prior approval.

-------------------------------------------------------------------------------

The minimum initial Deposit required to buy this Contract varies based on the type of investment, Contract class and whether you enroll in a systematic investment Program such as the InvestEase(R) Program. Financial Intermediaries may impose requirements regarding the form of payment they will accept. Deposits not actually received by us within the time period provided below will result in the rejection of your application or order request.

Deposits sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.

We reserve the right to impose special conditions on anyone who seeks our prior approval to purchase a Contract with Deposits of $1 million or more. In order to request prior approval, you must submit a completed enhanced due diligence form prior to the submission of your application:

- if you are seeking to purchase a Contract with an initial Deposit of $1 million or more;

- if total Deposits, aggregated by social security number or taxpayer identification number, equal $1 million or more; and

-   for all applications where the Owner or joint Owner are non-resident aliens.

You and your Annuitant must not be older than age 80 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

We urge you to discuss with your Registered Representative which share class is suitable for your needs. Share class availability and/or mortality and expense risk charge arrangements may vary based on the Financial Intermediary selling this variable annuity to you. Charges affect your overall rate of return on your Contract Value. In determining whether to invest in a share class that imposes a contingent deferred sales charge, you might consider whether higher mortality and expense risk and distribution charges out weigh the benefits of contingent deferred sales charges that reduce, or are eliminated, over time. Finally, in determining whether to invest in a share class offered through a financial advisor, you might consider how the fee charged by your advisor bears in relation to the costs associated with investing in other share classes that impose higher fees.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state.

CAN YOU CANCEL YOUR CONTRACT AFTER YOU PURCHASE IT?

Yes. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Total Balance (refunding applicable expenses) as of the Valuation Day we receive your properly completed request to cancel and will refund any sales or Contract charges incurred during the period you owned the Contract. The Total Balance may be more or less than your Deposits depending upon the investment performance of your Contract. This means that you bear the risk of any decline in your Total Balance until we receive your notice of cancellation. In certain states, however, we are required to return your Deposit without deduction for any fees or charges.

HOW ARE DEPOSITS APPLIED TO YOUR CONTRACT?

Your initial Deposit will usually be invested within two Valuation Days of our actual receipt in-hand at our Administrative Office of both a properly completed application or order request and the Deposit; both being in good order. If we receive a subsequent Deposit before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Deposit after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Deposit on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Deposits based on your last instructions on record. We will send you a confirmation when we invest your Deposit.

If the request or other information accompanying the initial Deposit is incomplete or not in good order when received, we will hold the money in a non-interest bearing account for up to five Valuation Days (from the Valuation Day that we actually receive your initial Deposit at our Administrative Office) while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Deposit and explain why it could not be processed or keep the Deposit if you authorize us to keep it until you provide the necessary information.

Generally, we will receive your application or order request (whether for an initial purchase or a subsequent investment) after your Financial Intermediary has completed a suitability review. We will then consider if your investment is in good order. While the suitability and good order process is underway, Deposits will not be applied to your Contract. You will not earn any interest on

18

-------------------------------------------------------------------------------

Deposits even if they have been sent to us or deposited into our bank account. We are not responsible for gains or lost investment opportunities incurred during this review period or if your Financial Intermediary asks us to unwind a transaction based on their review of your Registered Representative's recommendations. Your Financial Institution, and we, may directly or indirectly earn income on your Deposits. For more information, contact your Registered Representative.

HOW IS CONTRACT VALUE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of the value of the Fixed Accumulation Feature, if applicable, and all Funds, and does not include Benefit Balance. There are two things that affect the value of your Sub-Accounts: (1) the number of Accumulation Units, and (2) the Accumulation Unit Value. Contract Value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day the investment performance of the Sub-Accounts will fluctuate with the performance of the Funds.

When Premium Payments are credited to Sub-Accounts within your Account, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Account, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting partial or full Surrenders, settling a Death Benefit claim or by annuitizing your Contract or as a result of the application of certain Contract charges.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- the net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; reduced by

- the net asset value per share of each Fund at the end of the prior Valuation Day; reduced by

- contract charges including the deductions for the mortality and expense risk charge and any other periodic expenses and administrative charges, divided by the number of days in the year multiplied by the number of days in the valuation period.

We will send you a statement at least annually.

WHAT OTHER WAYS CAN YOU INVEST?

You may enroll in the following features (sometimes called a "Program") for no additional fee. Not all Programs are available with all Contract variations.

PERSONAL PENSION ACCOUNT TRANSFER PROGRAMS. You may instruct us to reallocate portions of your Contract Value invested in Sub-account(s) and Fixed Accumulation Feature into the Personal Pension Account based on any one of the following options:

- FIXED DOLLAR OPTION: You may specify a predetermined fixed amount to be transferred into the Personal Pension Account on a monthly, quarterly, semi-annual, or annual basis. Please see Personal Pension Account Example 5 in Appendix A for more information.

- INVESTMENT GAINS OPTION: You may specify that we annually sweep investment gains into the Personal Pension Account. We define investment gains as the positive difference between your Anniversary Value and Starting Value (as adjusted by partial Surrenders) as of each Contract Anniversary. Your Anniversary Value is your Contract Value as of each Contract Anniversary (or the first Valuation Day thereafter if the Contract Anniversary does not fall on a Valuation Day) prior to your Annuity Commencement Date. Your Starting Value is either (a) your initial Premium Payment (if electing this Program at the time of Contract issuance); or (b) your Contract Value as of the date of enrollment (if electing this Program after Contract issuance). Accordingly, your Anniversary Value may increase from year to year and no portion of your Contract Value will be moved into the Personal Pension Account if your Anniversary Value did not exceed your Starting Value. Please see Personal Pension Account Example 5 in Appendix A for more information.

- INCOME PATH OPTION: This Program allows you to automatically increase the total percentage of your Total Balance invested into the Personal Pension Account over a time period ending at your Target Income Age (Target Allocation). Each Contract Anniversary, we will look to transfer the portion of Contract Value from your Sub-Accounts and/or Fixed Accumulation Feature (Current Allocation) needed to meet your Target Allocation. These transfers will increase your Benefit Balance and decrease your Contract Value. You will specify each annual Target Allocation when enrolling in this Program. Your Current Allocation will vary based on the investment performance of your Sub-Accounts and/or Fixed Accumulation Feature as of each Contract Anniversary. We may not be able to effect transfers in the event that your Current Allocation is insufficient to meet your Target Allocation. We will not re-transfer Benefit Balance back to Contract Value if your Target Allocation can not be sustained in any given year. Please see Personal Pension Account Income Path Example 5 in Appendix A for an illustration of how the proportion of Total Balance ratchets over time from Contract Value into Benefit Balance. Please see Personal Pension Account Example 5 in Appendix A for more information.

-------------------------------------------------------------------------------

We will reduce your Sub-Account and Fixed Accumulation Feature holdings on a pro-rata basis in order to effect your instructions when you select either the Interest Sweep or Income Path Options. Annual transfers may be suspended for any Contract year where your Contract Value is insufficient to comply with your instructions. Please see Personal Pension Account Example 5 in Appendix A for more information.

These Programs will terminate:

- if, as the result of any transfer, your Contract Value is less than that required by our Minimum Amount Rules;

-   upon receipt of due proof of death;

-   if you annuitize your Contract; or

- if we receive your request to terminate the Program at least 5 Business Days prior to the next scheduled transfer date.

The Income Path program will automatically terminate once the Target Allocation is reached.

Other considerations:

- These Programs do not assure a profit nor do they protect against loss in declining markets.

- Only one Transfer Program option may be active at any given time. If you wish to change to another Transfer Program option, you must terminate your current Transfer Program and establish a new one of your choice.

- Transfer of Contract Value from Sub-account(s) or Fixed Accumulation Feature to the Personal Pension Account may result in a reduction of AWA and Remaining Gross Premium (RGP). Program transfers may also trigger a proportionate reduction in death benefits under the Return of Premium I and II and Maximum Anniversary Value Death Benefits.

- Amounts transferred into the Personal Pension Account will be assigned then current credited interest rates and payout rates as of the date of the transfer. Your existing Target Income Age applies to all transfers into the Personal Pension Account.

- You must meet the Personal Pension Account's minimum investment requirements prior to enrolling in any of these Programs. The minimum amount that may be transferred to the Personal Pension Account is $1,000. If the minimum amount per transfer is not met under the Fixed Dollar Option program, the transfer frequency will be changed to satisfy the minimum requirement. If the minimum amount per transfer is not met under the Investment Gains program or the Income Path program, that particular scheduled transfer instance will not occur, but the Program will remain active.

- The Investment Gains and Fixed Dollar programs may not be enrolled in if any of the following programs are currently elected: Automatic Income Program
    (AIP), including Automatic Required Minimum Distribution programs, Dollar Cost Averaging (DCA) program, or the Substantially Equal Periodic Payments Under Code Section 72(q) Program.

-   INVESTEASE

This electronic funds transfer feature allows you to have money automatically transferred from your checking or savings account and deposited into your Contract on a monthly or quarterly basis. It can be changed or discontinued at any time. The minimum amount for each transfer is $50. You can elect to have transfers made into any available Fund, the Fixed Accumulation Feature, or the Personal Pension Account. You cannot use this Program to invest in the DCA Plus Programs.

-   STATIC ASSET ALLOCATION MODELS

This feature allows you to select an asset allocation model based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain Funds or Fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Some asset allocation models are based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods. Other asset allocation models focus on certain potential investment strategies that could possibly be achieved by investing in particular Funds or Fund families and are not based on such investment theories. Static asset allocation models offered from time to time are reflected in your application and marketing materials. You may obtain a copy of the current models by contacting your Financial Intermediary.

You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature, Personal Pension Account, or a DCA Plus Program is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the InvestEase or Automatic Income Program.

You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on Fund abusive trading restrictions.

Your investments in an asset allocation model will be rebalanced quarterly to reflect the model's original percentages and you may cancel your model at any time subject to investment restrictions for maintaining certain optional riders.

20

-------------------------------------------------------------------------------

We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature or the Personal Pension Account. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.

While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Availability of these models is subject to Fund company restrictions. Please refer to "What Restrictions Are There on your Ability to Make a Sub-Account Transfer?" for more information.

You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Contract Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Registered Representative. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.

Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which asset allocation model is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each asset allocation model is intended to maximize returns given various levels of risk tolerance, an asset allocation model may not perform as intended. Market, asset class or allocation option class performance may differ in the future from historical performance and from the assumptions upon which the asset allocation model is based, which could cause an asset allocation model to be ineffective or less effective in reducing volatility. An asset allocation model may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of asset allocation models can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the asset allocation models. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund's investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular Fund, see that Fund's prospectus.

Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model Programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any asset allocation models. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any asset allocation model with governing plan documents.

-   ASSET REBALANCING

In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected (choice of frequency may be limited when certain optional riders are elected). You can also combine this Program with others such as the Automatic Income Program, InvestEase and DCA Programs (subject to restrictions). You may designate only one set of asset allocation instructions at a time.

-   DOLLAR COST AVERAGING PROGRAMS

We offer three Dollar Cost Averaging Programs:

-   DCA Plus

-   Fixed Amount DCA

-   Earnings/Interest DCA

DCA Plus - These programs allow you to earn a fixed rate of interest on investments. These Programs are different from the Fixed Accumulation Feature or the Personal Pension Account. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract class you purchased and the date the request for the Program is received. Please consult your Registered Representative to determine the interest rate for your Program.

-------------------------------------------------------------------------------

You may elect either the "12-Month Transfer Program" or the "6-Month Transfer Program".

- Under the 12-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 12 months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this 12 month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least 7 but no more than 12 consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Under the 6-Month Transfer Program, new Premium Payments will be credited with an interest rate that will not change for 6 months. You must transfer these investments into available Funds or the Personal Pension Account (and not the Fixed Accumulation Feature) during this 6 month period. Unless otherwise depleted, all then remaining Program investments are transferred to the designated destination Funds or other instructions will be sought from you. You must make at least 3 but no more than 6 consecutive, monthly transfers to fully deplete sums invested in this Program. Transfers out will occur monthly.

- Each time you make a subsequent Premium Payment, you can invest in a different rate lock program. Any subsequent investments made considered a separate rate lock Program investment. You can invest in up to 5 different rate lock Programs at one time.

- You must invest at least $5,000 in each rate lock program ($2,000 for qualified plan transfers or rollovers, including IRAs). We will pre-authorize transfers from our Fixed Accumulation Feature subject to restrictions.

- Pre-authorized transfers will begin within 15 days of receipt of the Program payment provided we receive complete enrollment instructions in good order.

- If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is active on the Contract, we will set up the new Program to mirror the existing one. If a DCA Plus payment is received without enrollment instructions and a DCA Plus Program is not active on the Contract, but is the future investment allocation and a static asset allocation model is active on the Contract, we will set up the new Program to move Funds to the Static Asset Allocation Model. Otherwise, we will contact your investment professional to obtain complete instructions. If we do not receive in good order enrollment instructions within the 15 day timeframe noted above, we will refund the Program payment for further instruction.

- If your Program payment is less than the required minimum amount, we will invest into the destination Funds or the Personal Pension Account indicated on the Program instructions accompanying the payment. If Program instructions were not provided and a DCA Plus Program is active on the Contract, we will apply the payment to the destination Funds or the Personal Pension Account of the current DCA Plus Program. Otherwise, we will contact your investment professional to obtain further investment instructions.

- The credited interest rate used under the DCA Plus Programs is not earned on the full amount of your Premium Payment for the entire length of the Program because Program transfers to Sub-Accounts or the Personal Pension Account decrease the amount of your Premium Payment remaining in the Program.

- You may elect to terminate your involvement in this Program at any time. Upon cancellation, all the amounts remaining in the Program will be immediately transferred to the Funds or the Personal Pension Account you designated.

Fixed Amount DCA - This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into different Fund(s) or the Personal Pension Account. This program begins in 15 days unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

Earnings/Interest DCA - This feature allows you to regularly transfer (monthly or quarterly) the earnings (i.e., any gains over the previous month's or quarter's value) from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund(s) into other Fund(s) or the Personal Pension Account. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this Program.

-   AUTOMATIC INCOME PROGRAM

This systematic withdrawal feature allows you to make partial Surrenders up to 5% of your total Premium Payments each Contract Year. You can designate the Funds to be surrendered from and also choose the frequency of partial Surrenders (monthly, quarterly, semiannual, or annually). The Personal Pension Account is not an eligible source Fund for partial Surrenders facilitated through the Automatic Income Program. The minimum amount of each Surrender is $100. Amounts taken under this program will count towards the AWA and may be subject to a CDSC. If received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. You may satisfy Code Section 72(t)/(q) requirements by enrolling in this program. Please see the "Federal Tax Considerations" section and consult your tax adviser for information about the tax consequences associated with your Contract. Your level of participation in this program may result in your exceeding permissible withdrawal limits under certain optional riders.

22

-------------------------------------------------------------------------------

-   OTHER PROGRAM CONSIDERATIONS

-   You may terminate your enrollment in any Program at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund - then your allocations will be directed to the surviving Fund; or

       - any Fund is liquidated - then your allocations to that Fund will be directed to any available money market Fund following prior notifications prior to reallocation.

  You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- The Personal Pension Account and Return of Premium Death Benefit I and II include withdrawal limitations. Breaking these limits can have a significant adverse effect on your rights and future benefits. Participation in a systematic withdrawal program (including systematic transfers into the Personal Pension Account, if available) may cause you to break these limits.

- These Programs may be modified, terminated or adversely impacted by the imposition of Fund trading policies.

CAN YOU TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

Yes. During those phases of your Contract when transfers are permissible, you may make transfers between Funds and/or Benefit Balance according to the following policies and procedures, as they may be amended from time to time.

-   WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

-   WHAT HAPPENS WHEN YOU REQUEST A SUB-ACCOUNT TRANSFER?

Many Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all contract owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine transfer-out requests and transfer-in requests. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out requests of a stock Fund with all other transfer-out requests of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Owners and the owners of other products offered by us, want to transfer-in an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

-   WHAT RESTRICTIONS ARE THERE ON YOUR ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer", however, you cannot transfer the same Contract Value more than once a Valuation Day.

-------------------------------------------------------------------------------

EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                                            PERMISSIBLE?
------------------------------------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account                          Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts              Yes
(dividing the $10,000 among the other Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to any number of other                 Yes
Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before          No
the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (the "Transfer Rule") by U.S. Mail, Voice Response Unit, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored Program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed.

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant an exception to a Fund's trading policy. Please refer to each Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

- Certain types of Financial Intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any Financial Intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of Contract holders whose Contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as scheduled contributions, scheduled withdrawals or Surrenders, retirement plan salary reduction contributions, or planned Premium Payments.

24

-------------------------------------------------------------------------------

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance:

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

- In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds ("Participants") or enforce the Transfer Rule because we do not keep Participants' account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

HOW ARE YOU AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract Value. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce the value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

MAIL, TELEPHONE AND INTERNET TRANSFERS

You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out at the end of that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any verbal communication should be re-confirmed in writing.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

-------------------------------------------------------------------------------

POWER OF ATTORNEY

You may authorize another person to conduct financial and other transactions on your behalf by submitting a completed power of attorney form that meets the power of attorney requirements of your resident state law. Once we have the completed form on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated third party until we receive new instructions in writing from you.

B. CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge for assuming mortality and expense risks under the Contract. This charge is deducted from your Sub-Account Value.

The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- Mortality Risk - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the accumulation phase of your Contract, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or in periods where any CDSCs would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- Expense Risk - We also bear an expense risk that the sales charges (if applicable), Distribution Charge (if applicable) and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the Fund selected, your Annuity Payouts will NOT be affected by (a) the actual mortality experience of our annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned. If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and your Account. The annual charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Total Balance at either of those times is less than $50,000. The charge is deducted proportionately from each Sub-Account in which you are invested.

We will waive the Annual Maintenance Fee if your Total Balance is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Owners who own more than one Contract with a combined Total Balance between $50,000 and $100,000. If you have multiple Contracts with a combined Total Balance of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include Contracts from our Putnam Hartford line of variable annuity Contracts with the Contracts when we combine Total Balance for purposes of this waiver.

ADMINISTRATIVE CHARGE

We apply a daily administration charge against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. This charge compensates us for administrative expenses that exceed revenues from the Annual Maintenance Fee described above. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

DISTRIBUTION CHARGE

We apply an annual distribution charge against all Remaining Gross Premiums invested in B share class Contracts (the "Distribution Charge"). The Distribution Charge will apply to each Premium Payment that has been invested for eight years or less and will be deducted on each Contract Anniversary. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge will also apply to any partial Surrender in excess of the AWA. The Distribution Charge is intended to compensate us for a portion of

26

-------------------------------------------------------------------------------

our acquisition expenses, including promotion and distribution of the Contract. A proportional Distribution Charge will be deducted upon:

- partial Surrenders in excess of the AWA (partial Surrenders are taken on a first-in, first-out basis);

-   full Surrender;

-   full or partial Annuitization, and/or

- the date we receive due proof of death of the Owner, joint Owner, or the Annuitant and upon a corresponding full Surrender and/or annuitization. Upon such death, a proportional Distribution Charge will be applied on receipt of due proof of death and upon a Death Benefit distribution if elected at a later date.

If a Beneficiary elects to continue under any of the available options described under the "Standard Death Benefits" section below, we will continue to deduct the Distribution Charge based on the portion of Remaining Gross Premium applicable for that Beneficiary. The Distribution Charge is taken proportionally out of the Sub-Accounts.

PREMIUM TAXES

We deduct Premium taxes imposed on us by a state or other government agency. Some states collect these taxes when Deposits are made; others collect at annuitization. Since we pay Premium taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The premium tax rate varies by state or municipality and currently ranges from 0 - 3.5%.

SALES CHARGES

CONTINGENT DEFERRED SALES CHARGES (CDSC) - B, C AND L AND C SHARE CONTRACTS ONLY

We may deduct a CDSC when you make Surrenders from your Contract. We may also deduct a CDSC in connection with certain Annuity Payout Options. This charge is designed to recover the expense of distributing the Contracts that are surrendered before distribution expenses have been recouped from revenue generated by these Contracts. Each Deposit has its own CDSC schedule. Only amounts invested for less than the requisite holding period are subject to a CDSC.

In computing the CDSC, Surrenders will be taken:

1st - from the AWA;

2nd - from Contract Value subject to a CDSC on a first-in, first-out basis; and

3rd - from remaining Contract Value.

CDSC is charged based on the type of transaction:

- Partial Surrenders: To calculate the CDSC when you make a partial Surrender, we apply the applicable CDSC percentage to the amount of the Surrender in excess of the AWA that is eligible for CDSC.

- Full Surrenders: If you fully Surrender your Contract, we apply the applicable CDSC percentage to the greater of Contract Value or Remaining Gross Premiums minus the AWA.

- Annuity Payouts: To calculate the CDSC when you take an Annuity Payout pursuant to certain Annuity Payout Options, we apply the applicable CDSC to Commuted Value.

Please refer to Examples 1 through 5 under the Remaining Gross Premium Examples in Appendix A for an illustration of these computations.

The following are NOT subject to a CDSC:

- AWA - During each Contract Year when a CDSC applies, you may take partial Surrenders up to the greater of:

    1.   5% of the total Premium Payments that are otherwise subject to CDSC, or

    2.   Contract Value minus Remaining Gross Premiums.

       We compute the AWA as of the end of the Valuation Day when a partial Surrender request is received by us in good order. The AWA is calculated by comparing two values. First, total Premium Payments subject to a CDSC is multiplied by 5%. Next, the total Remaining Gross Premiums is subtracted from the Contract Value. The greater of the two calculations is the applicable AWA at the end of that particular Valuation Day. This method for calculating CDSCs is used for the current and all future partial Surrenders. All reductions from your Premium Payments will be made on a first-in, first-out basis. The financial impact of the CDSC will be greater during declining market conditions. These amounts are different for Contracts issued to a Charitable Remainder Trust.

-------------------------------------------------------------------------------

       The AWA may vary on a daily basis because of fluctuations in Contract Value. If you do not take maximum AWA one Contract Year, you may not take more than the maximum AWA in a subsequent Contract Year. The AWA does not apply to Personal Pension Account Payouts.

- Transfers from Sub-Accounts or the Fixed Accumulation Feature to the Personal Pension Account. Transfers into the Personal Pension Account will count as a Surrender for the purposes of calculating Remaining Gross Premium which can result in a reduction to your AWA and may reduce or eliminate your remaining AWA for the Contract Year. Please refer to Example 3 of the Return of Premium Death Benefit I and II Examples in Appendix A for more information.

- If you are a patient in a certified long-term care facility or other eligible facility - CDSC will be waived for a partial or full Surrender if you, the joint Owner or the Annuitant, are confined for at least 180 calendar days to a:

       - facility recognized as a general hospital by the proper authority of the state in which it is located or the Joint Commission on the Accreditation of Hospitals;

       -   facility certified as a hospital or long-term care facility; or

       - nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day.

     For this waiver to apply, you must:

       -   have owned the Contract continuously since it was issued,

       -   provide written proof of your eligibility satisfactory to us, and

       - request the Surrender within 91 calendar days after the last day that you are an eligible patient in a recognized facility or nursing home.

     This waiver is not available if the Owner, the joint Owner or the Annuitant is in a facility or nursing home when you purchase the Contract. We will not waive any CDSC applicable to any Premium Payments made while you are in an eligible facility or nursing home. This waiver can be used any time after the first 180 days in a certified long-term care facility or other eligible facility up until ninety days after exiting such a facility. This waiver may not be available in all states.

- Upon death of the Annuitant or any Contract Owner(s) - CDSC will be waived if the Annuitant or any Contract Owner(s) dies.

- Upon Annuitization - CDSC will be waived when you annuitize the Contract. However, we will charge a CDSC if the Contract is Surrendered during the CDSC period under an Annuity Payout Option which allows commutation.

- For Required Minimum Distributions - CDSC will be waived for any Annuitant age 70 1/2 or older with a Contract held under an IRA who Surrenders an amount equal to the Required Minimum Distribution for one year's required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.

- For substantially equal periodic payments - CDSC will be waived if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59 1/2.

- Upon cancellation during the Right to Cancel Period - CDSC will be waived if you cancel your Contract during the Right to Cancel Period.

- Exchanges - As an accommodation, we may, in our sole discretion, time-credit CDSC for the time that you held an annuity previously issued by us.

- Settlements - We may, in our sole discretion, waive or time-credit CDSCs in connection with the settlement of disputes or if required by regulatory authorities.

CHARGES AGAINST THE FUNDS

Annual Fund Operating Expenses - The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees, operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses and the Fee Summary.

REDUCED FEES AND CHARGES

We may offer, in our discretion, reduced fees and charges for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses.

C. SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

BEFORE THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - When you Surrender or terminate your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium taxes, CDSCs, a pro-rated portion of optional benefit charges, if applicable, distribution charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

28

-------------------------------------------------------------------------------

For information on how termination of the Contract impacts the Personal Pension Account, see "Personal Pension Account" section above.

Partial Surrenders - You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable CDSC and Distribution Charge. You can ask us to deduct the CDSC and Distribution Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the CDSC from your remaining Contract Value, that amount will also be subject to CDSC. This is our default option.

Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state.

There are several restrictions on partial Surrenders of Contract Value before the Annuity Commencement Date:

       - the partial Surrender of Contract Value must be at least equal to $500, and

       - your Total Balance must be equal to or greater than our then current Minimum Amount Rule that we establish according to our then current policies and procedures. The "Minimum Amount Rule" refers to the minimum Total Balance that you must maintain within this Contract. If you fail to comply with the Minimum Amount Rule, we reserve the right to fully terminate your Contract. The Minimum Amount Rule varies by share class. Currently the Minimum Amount Rule for class I share Contracts is $500 and is $2,000 for Class B C and L Shares. We may increase the Minimum Amount Rule from time to time but in no event shall the Minimum Amount Rule exceed $2,000 (Class I Shares) or $10,000 (Class B C and L Shares).

You may only commute all or a portion of Personal Pension Account Payouts by following the procedures described below in the "After the Annuity Commencement Date" section below.

Withdrawals will reduce your standard Death Benefit on a dollar-for-dollar basis. Please consult with your Registered Representative to be sure that you fully understand the ways such a decision will affect your Contract.

AFTER THE ANNUITY COMMENCEMENT DATE:

Full Surrenders/Contract Termination - You may Surrender and thus terminate your Contract on or after the Annuity Commencement Date only if you selected Annuity Payout Options Two, Three, Five, Six and Eight. IN THE EVENT YOU TAKE A FULL SURRENDER AND THEREBY TERMINATE YOUR CONTRACT AFTER ELECTING ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, OR EIGHT, YOU WILL FORFEIT THE LIFE CONTINGENT PAYMENTS PAYABLE UNDER THESE OPTIONS. Upon Contract termination, we pay you the Commuted Value, minus any applicable CDSCs and Premium tax.

Partial Surrenders/Commutation - Partial Surrenders and/or commutation are permitted after the Annuity Commencement Date if you select the Annuity Payout Option Two, Three, Five, or Six, or Eight. You may withdraw amounts equal to the Commuted Value of the payments that we would have made during the Guaranteed Payout Duration. See Example 4 and footnote 3 under the Personal Pension Account Examples in Appendix A for an illustration of Personal Pension Account Commuted Value and the computation of Guaranteed Payout Duration. If you select the Annuity Payout Options Two or Eight, the Guaranteed Payout Duration will be equivalent to the Annuity Payout Value divided by the Annuity Payout amount, rounded down. To qualify under these Annuity Payout Options you must make the request before the Guaranteed Payout Duration expires. Both full and partial Surrenders of Contract Value are taken proportionally out of the Sub-Accounts and the Fixed Accumulation Feature unless prohibited by your state. We will deduct any applicable CDSCs.

If you elect to withdraw the entire Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will not make any Annuity Payouts during the remaining Guaranteed Payout Duration. If you elect to withdraw only some of the Commuted Value of the Annuity Payouts we would have made during the Guaranteed Payout Duration, we will reduce the remaining Annuity Payouts during the remaining Guaranteed Payout Duration on a first-in, first-out basis. ONCE THE GUARANTEED PAYOUT DURATION HAS EXPIRED, YOU MAY RESUME RECEIVING ANNUITY PAYOUTS PROVIDED THAT YOU, A JOINT OWNER OR THE ANNUITANT IS ALIVE AND YOU HAVE NOT TERMINATED YOUR CONTRACT.

Annuity Payout Options may not be available if the Contract is issued to qualify under Code Sections 401, 408, or 457.

WHAT IS THE COMMUTED VALUE?

You may choose to accelerate Annuity Payouts under certain Annuity Payout Options to be received in one lump sum. This is referred to as "commuting" your Annuity Payout.

The amount that you request to commute must be at least equal to $500. There will be a waiting period of at least thirty days for payment of any lump sum commutation.

Upon commutation, the Annuity Payout Value or the remaining Guaranteed Payout Duration payments, as applicable, will be discounted based on an interest rate that we determine at our sole discretion (the "discount rate"). The discount rate may be different than the interest rate used to establish payout rates. We determine the discount rate based on a number of factors including

-------------------------------------------------------------------------------

then current interest rate(s), investment assumptions and the additional anti-selection and mortality risk we incur by permitting commutation. The higher the discount rate and CDSC, the lower the amount that you will receive.

COMMUTED VALUE OF YOUR PERSONAL PENSION ACCOUNT WILL BE LESS THAN YOUR ANNUITY PAYOUT VALUE. Commutation does not affect resumption of life contingent Personal Pension Account Payouts at the conclusion of the applicable Guaranteed Payout Duration.

Commuted Value is determined on the day we receive your written request.

HOW DO YOU REQUEST A SURRENDER?

Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or on the Internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation. We may also postpone payment of Surrenders with respect to a money market fund sub-account if the board of directors of the underlying money market fund suspends redemptions from the fund in connection with the fund's plan of liquidation, in compliance with rules of the SEC or an order of the SEC.

Written Requests - Complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

You may submit this form via facsimile.

You must complete a Commutation Form to commute any portion of your Personal Pension Account Annuity Payout Value or receive Commuted Value under applicable Annuity Payout Options.

If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.

Telephone Requests - To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone Surrenders.

Internet Requests - To request a partial Surrender by internet; we must have received your completed Internet Partial Withdrawal Program Enrollment Form. If there are joint Owners, both must sign this form. By signing the form, you authorize us to accept internet instructions for partial Surrenders from either Owner. Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on Internet Surrenders.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone and Internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.

Completing a Power of Attorney form for another person to act on your behalf may prevent you from making Surrenders via telephone and Internet.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders and Personal Pension Account Payouts. If you make a Surrender or take a Personal Pension Account Payout prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment or Personal Pension Account Payout. Taking these actions before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. CONSULT YOUR PERSONAL TAX ADVISER TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY.

More than one Contract owned in the same calendar year - If you own more than one Contract issued by us or our affiliates in the same calendar year, then these Contracts may be treated as one Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date.

30

-------------------------------------------------------------------------------

Please see "Federal Tax Considerations" and "Information Regarding Tax-Qualified Retirement Plans" for more information.

D. ANNUITY PAYOUTS

Generally speaking, when you annuitize your Contract, you begin the process of converting Accumulation Units in what is known as the "payout phase." The payout phase starts when you annuitize your Contract or with your Annuity Commencement Date and ends when we make the last payment required under your Contract. You may take Personal Pension Account Payouts without annuitizing Contract Value. Once you annuitize your Contract, you may no longer make Personal Pension Account Contributions. You must commence taking Annuity Payouts no later than when you reach your Annuity Commencement Date. Funds allocated to the Personal Pension Account will be paid to you under Annuity Payout Options Two and Eight. Contract Value can only be annuitized under Annuity Payout Options One, Three, Four, Five and Six. Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

WHEN DO YOUR ANNUITY PAYOUTS BEGIN?

Personal Pension Account Payouts may begin at any time but we reserve the right to require that you own your Contract for at least six months before you start taking these payments. Contract Value may only be annuitized on the Annuity Commencement Date.

Your Annuity Commencement Date cannot be earlier than your second Contract Anniversary if choosing a fixed dollar Annuity Payout. The Annuity Commencement Date may be immediate if electing a variable dollar amount Annuity Payout. In no event; however, may the Annuity Commencement Date be later than:

- Annuitant's 90th birthday (or if the Owner is a Charitable Remainder Trust, the Annuitant's 100th birthday);

-   10th Contract Anniversary (subject to state variation);

- The Annuity Commencement Date stated in an extension request (subject to your Financial Intermediary's rules for granting extension requests) received by us not less than 30 days prior to a scheduled Annuity Commencement Date; or

- The date that you fully annuitize Accumulation Balance (assuming that no Contract Value exists as of such date). Unless otherwise requested, commencement of receipt of Personal Pension Account Payouts do not constitute an Annuity Commencement Date.

We reserve the right, in our sole discretion, to refuse to extend your Annuity Commencement Date regardless of whether we may have granted extensions in the past to you or other similarly situated investors. Your Financial Intermediary may ask us to prohibit Annuity Commencement Date extensions beyond when the Annuitant turns age 95. Please ask your Registered Representative whether you are affected by any such prohibition and make sure that you fully understand the implications this might have in regard to your Death Benefits.

Except as otherwise provided, the Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. We may at times offer other Annuity Payout Options. We may change these Annuity Payout Options at any time. Once we begin to make Annuity Payouts, the Annuity Payout Option with respect to that portion of your Contract cannot be changed.

-   OPTION ONE - LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

-   OPTION TWO - LIFE ANNUITY WITH A CASH REFUND

In general, we will make Annuity Payouts as long as the Annuitant is living. However, when the Owner or joint Owner or Annuitant dies before the Annuity Commencement Date, the Death Benefit will be paid. When the Annuitant dies after the Annuity Commencement Date (and the Owner is living or deceased), then the Beneficiary will receive the Death Benefit.

This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). Please see the Personal Pension Account Death Benefit section for additional information.

-------------------------------------------------------------------------------

-   OPTION THREE - LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years has passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

-   OPTION FOUR - JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

- OPTION FIVE - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

-   OPTION SIX - PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 10 years during the first two Contract Years and 5 years after the second Contract Anniversary. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years.

-   OPTION SEVEN - RESERVED

- OPTION EIGHT - JOINT AND LAST SURVIVOR LIFE WITH CASH REFUND (NOT CURRENTLY AVAILABLE)

In general, we will make Annuity Payouts as long as the Owner, and either Annuitant or Joint Annuitant are living. When the Owner dies before the Annuity Commencement Date (and the Annuitant or Joint Annuitant is living or deceased), then the Death Benefit is paid.

If death occurs after the Annuity Commencement Date, we will make Annuity Payouts as long as either the Annuitant or the Joint Annuitant is living. When one Annuitant dies, we continue to make Annuity Payouts at the elected percentage until the second Annuitant dies. When the last Annuitant dies, then the Death Benefit is paid.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 75%, or

-   Decrease to 50%.

32

-------------------------------------------------------------------------------

This option is only available for Personal Pension Account Payouts (fixed dollar amount Annuity Payout). Please see the Personal Pension Account Death Benefit section for additional information.

YOU CANNOT TERMINATE YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED ANNUITY PAYOUT OPTIONS TWO, THREE, FIVE, SIX OR EIGHT. A CDSC, IF APPLICABLE, MAY BE DEDUCTED.

Annuity Payout Option Two is only available for Personal Pension Account Payouts from the Personal Pension Account. Annuity Payout Options One, Three, Four, Five and Six are only available for Annuity Payouts from the Fixed Accumulation Feature or Sub-Accounts. Annuity Payout Option Eight is only available for Personal Pension Account Payouts from the Personal Pension Account and is not currently available.

For certain qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

AUTOMATIC ANNUITY PAYOUTS

If you do not elect an Annuity Payout Option, monthly Annuity Payouts will automatically begin on the Annuity Commencement Date under Annuity Payout Option Three. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50.

DO YOU WANT ANNUITY PAYOUTS TO BE FIXED DOLLAR AMOUNT OR VARIABLE DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs. You may not choose a fixed dollar amount Annuity Payout during the first two Contract Years. If you elect the Personal Pension Account, your Annuity Payout Option may only be a fixed dollar amount.

-   FIXED DOLLAR AMOUNT ANNUITY PAYOUTS

Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium taxes, by an annuity rate set by us. Annuity purchase rates may vary based on the aspect of the Contract annuitized.

-   VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS

Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable),

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table adjusted for projections based on accepted actuarial principles; and

-   the Assumed Investment Return ("AIR").

-------------------------------------------------------------------------------

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by the Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout.

The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the Funds in relation to the AIR. The degree of the fluctuation will depend on the AIR you select.

You can select one of the following AIRs offered, subject to state variations:

          ANNUITY                ANNUITY                ANNUITY
 AIR    UNIT FACTOR     AIR    UNIT FACTOR     AIR    UNIT FACTOR
-------------------------------------------------------------------
 3%      0.999919%      5%      0.999866%      6%      0.999840%

The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in a smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the Sub-Accounts earned exactly the same as the AIR, then the second monthly Annuity Payout is the same as the first. If the Sub-Accounts earned more than the AIR, then the second monthly Annuity Payout is higher than the first. If the Sub-Accounts earned less than the AIR, then the second monthly Annuity Payout is lower than the first.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of variation depends on the AIR you select.

After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with applicable transfer restriction policies.

-   COMBINATION ANNUITY PAYOUT

You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination Annuity Payouts are not available during the first two Contract Years.

E. STANDARD DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts. The standard Death Benefit is equal to your Total Balance (less Distribution Charge) calculated as of the Valuation Day when we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature and Personal Pension Account for each Beneficiary's portion of the proceeds.

We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed the greater of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

Please see the heading entitled "What kinds of Surrenders are available? - Before the Annuity Commencement Date" under the Surrenders section and "What effect does partial or full Surrenders have on your benefits under the rider?" in the Return of Premium

34

-------------------------------------------------------------------------------

Death Benefit I and II sections for a discussion regarding when partial Surrenders reduce your Death Benefit on either a dollar-for-dollar or proportionate basis. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. Please consult with your Registered Representative before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.


If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our "Safe Haven Program." Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. THE INTEREST RATE IS BASED UPON THE ANALYSIS OF INTEREST RATES CREDITED TO FUNDS LEFT ON DEPOSIT WITH OTHER INSURANCE COMPANIES UNDER PROGRAMS SIMILAR TO THE HARTFORD'S SAFE HAVEN PROGRAM. IN DETERMINING THE INTEREST RATE, WE ALSO FACTOR IN THE IMPACT OF THE HARTFORD'S PROFITABILITY, GENERAL ECONOMIC TRENDS, COMPETITIVE FACTORS AND ADMINISTRATIVE EXPENSES. THE INTEREST RATE CREDITS IS NOT THE SAME RATE EARNED ON ASSETS IN THE FIXED ACCUMULATION FEATURE OR PERSONAL PENSION ACCOUNT AND ARE NOT SUBJECT TO MINIMUM INTEREST RATES PRESCRIBED BY STATE NON-FORFEITURE LAWS. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Safe Haven Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.


The Beneficiary may elect to leave proceeds from the Death Benefit invested with us for up to five years from the date of death of the Annuitant or Owner if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers (subject to applicable restrictions) and (b) take Surrenders without paying CDSCs, if any. The Beneficiary may not make Personal Pension Account Contributions. We shall endeavor to fully discharge the last instructions from the Owner wherever possible or practical.

The Beneficiary of a non-qualified Contract or IRA (prior to the required distribution date) may also elect an annuity option that allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

If the Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value.

-------------------------------------------------------------------------------

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                AND . . .                        AND . . .                     THEN THE . . .
Owner                            There is a surviving joint       The Annuitant is living or       Joint Owner receives the Death
                                 Owner                            deceased                         Benefit.
Owner                            There is no surviving joint      The Annuitant is living or       Beneficiary receives the Death
                                 Owner                            deceased                         Benefit.
Owner                            There is no surviving joint      The Annuitant is living or       Owner's estate receives the
                                 Owner and the Beneficiary        deceased                         Death Benefit.
                                 predeceases the Owner
Annuitant                        The Owner is living              There is no named Contingent     The Owner becomes the
                                                                  Annuitant                        Contingent Annuitant and the
                                                                                                   Contract continues. The Owner
                                                                                                   may waive this presumption and
                                                                                                   receive the Death Benefit.
Annuitant                        The Owner is living              The Contingent Annuitant is      Contingent Annuitant becomes
                                                                  living                           the Annuitant, and the Contract
                                                                                                   continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
Owner                                     The Annuitant is living                   Beneficiary becomes the Owner.
Annuitant                                 The Owner is living                       Owner receives the payout at death.
Annuitant                                 The Annuitant is also the Owner           Beneficiary receives the payout at
                                                                                    death.

THESE ARE THE MOST COMMON SCENARIOS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH.

5. OPTIONAL DEATH BENEFITS

A. MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT

OBJECTIVE

To provide a Death Benefit equal to the greater of Maximum Anniversary Value, Premium Payments adjusted for Surrenders or Contract Value that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

WHEN CAN YOU BUY THE RIDER?

You can currently elect this benefit (called a "rider") only at the time that you buy this Contract. We reserve the right to permit certain existing Owners to elect this rider after Contract issuance. This rider may not be available through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Owner or Annuitant when electing this rider is 75.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect this rider if you have already elected Return of Premium Death Benefit I and II.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on the greater of the Maximum Anniversary Value, or Premium Payments adjusted for Surrenders and is taken on each Contract Anniversary. Even though the amount we charge you for this rider can go up or down; except as provided below; we can not increase the rider fee once you elect this rider. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account and the Fixed Accumulation Feature bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states. See Maximum Anniversary Value Death Benefit Example 3 in Appendix A.

In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be the then current rider fee for new Contracts (absent any voluntary waivers by us). We reserve the right to charge up to the maximum fee described in the Fee Summary (absent any voluntary fee waivers by us) at any time without notice.

36

-------------------------------------------------------------------------------

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the greatest of A, B or C, WHERE:

A       =   Contract Value (minus Distribution Charges if applicable);
B       =   Premium Payments adjusted for partial Surrenders; and
C       =   Maximum Anniversary Value, prior to the earlier of date of death or the decedent's 81st birthday.

See Maximum Anniversary Value Death Benefit Example 1 in Appendix A.

If you elect this rider after the Contract has been issued, the starting values for Contract Value (minus Distribution Charges if applicable), Premium Payments and Maximum Anniversary Value will all be reset to Contract Value (minus Distribution Charges if applicable) as of the Valuation Day that you elect this rider. Contract Value and Premium Payments prior to election of the rider (as well as those values that would have been used to set the Maximum Anniversary Value had this rider been elected upon Contract issuance), will be disregarded.

In addition to this Death Benefit, you may also be entitled to receive the Personal Pension Account Death Benefit. EVEN THOUGH YOUR BENEFIT BALANCE IS NOT SUBJECT TO PRINCIPAL PROTECTION UNDER THIS RIDER, ANY PORTIONS OF YOUR BENEFIT BALANCE TRANSFERRED TO SUB-ACCOUNTS AND/OR THE FIXED ACCUMULATION FEATURE ARE ALSO CONSIDERED TO BE PART OF THE CONTRACT VALUE USED TO COMPUTE THIS DEATH BENEFIT.

We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other documents acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

No.

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis based on a factor equal to 1 minus the partial Surrender divided by the Contract Value prior to such partial Surrender. The factor is multiplied by Premium Payments as well as the Maximum Anniversary Value as well as the anniversary values immediately prior to a partial Surrender to determine the adjusted Death Benefit. For purposes of this rider, a Surrender also includes a transfer of Contract Value to the Personal Pension Account. A PARTIAL SURRENDER (OR TRANSFER TO THE PERSONAL PENSION ACCOUNT) MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. See Maximum Anniversary Value Death Benefit Example 2 in Appendix A for an illustration of this calculation.

-------------------------------------------------------------------------------

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a re-calculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.

An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a re-calculation this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the rider is currently available for sale on the date of the ownership change, we will continue the existing rider with respect to all benefits at the rider charge then currently being assessed on new sales (or the last declared maximum rider fee).The Death Benefit will be recalculated based on the Contract Value on the effective date of the ownership change.

If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, we will increase the Contract Value to the Maximum Anniversary Death Benefit Value, if greater than the Contract Value on the date of due proof of death. The Spouse may elect to continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If any Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or a similar rider, as we determine) is not available for sale, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If any Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and this rider (or a similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Contract Value as of the date we receive due proof of death and will serve as the new basis for the Death Benefit. See "Is this rider designed to pay you Death Benefits?" above for further discussion regarding post-issue election of this rider. The rider charge will be reset to the charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

38

-------------------------------------------------------------------------------

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You may allocate your Contract Value to any Sub-Accounts(s), asset allocation models, investment programs, fund of funds Sub-Accounts(s) or other investment option(s) or you may design your own portfolio, provided that your Fund selections comply with the investment restrictions in the following table:

                       CLASSIFICATION                                                      ALLOCATION
---------------------------------------------------------------------------------------------------------------------------------
Fixed investments Funds                                        Minimum of 30% - to a maximum of 100%
Equity Investments                                             - Maximum of 70%
                                                               - No more than 20% may be invested in any one Fund in this category
Limited Investments                                            Maximum of 20%
Multi-Asset Investments                                        - 0% or 100%
                                                               - May not be combined with Funds in the above classifications

Investing in the Personal Pension Account and Fixed Accumulation Feature do not constitute a violation of these investment restrictions.


Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. See Appendix C - Fund Data for more detailed information. The Personal Pension Account and Fixed Accumulation Feature are not included within any classification.


We may, in our sole discretion, add, replace or delete Funds, programs, classifications, allocations and asset allocation models from time to time. Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. You will be provided with advance notification of any investment restriction changes and you must invest Premium Payments in accordance with such updated investment restrictions.

You must participate in an asset rebalancing program. If on any Valuation Day, your Contract Value is no longer invested within the permissible allocations in the table above as a result of market fluctuations, we will not terminate the rider. Instead, your Contract Value will be rebalanced quarterly in accordance with your last compliant allocation instructions. All subsequent Premium Payments must also be invested according to the classifications described in this section.

YOU MAY PROVIDE INVESTMENT INSTRUCTIONS TO INVEST CONTRACT VALUE IN A MANNER THAT VIOLATES THESE INVESTMENT RESTRICTIONS. ANY SUCH ACTION WILL, HOWEVER, RESULT IN THE TERMINATION OF THIS RIDER. WE WILL NOT ACCEPT INSTRUCTIONS TO VIOLATE THE INVESTMENT RESTRICTIONS FROM YOUR REGISTERED REPRESENTATIVE. VIOLATING THESE INVESTMENT RESTRICTIONS SHALL RESULT IN THE TERMINATION OF YOUR DEATH BENEFIT UNDER THIS RIDER.

If this rider is terminated due to failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider. You will be notified in your confirmation statement that you have violated these investment restrictions. The thirty calendar day reinstatement period will begin from the date this rider is terminated. Your opportunity to reinstate will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, or make an ownership change.

UPON REINSTATEMENT OF YOUR RIDER, YOUR PREMIUM PAYMENT WILL BE RESET AT THE LOWER OF THE PREMIUM PAYMENTS PRIOR TO THE REVOCATION OR CONTRACT VALUE AS OF THE DATE OF THE REINSTATEMENT. YOUR MAXIMUM ANNIVERSARY VALUE WILL BE RESET AT THE LOWER OF THE MAXIMUM ANNIVERSARY VALUE PRIOR TO THE REVOCATION OR CONTRACT VALUE AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRORATED RIDER CHARGE ON YOUR CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

No.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders and Personal Pension Account Payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

-------------------------------------------------------------------------------

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

- Transfers made pursuant to an automatic income program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.

B. RETURN OF PREMIUM DEATH BENEFIT II

OBJECTIVE

To provide a Death Benefit equal to Premium Payments adjusted for Surrenders that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

WHEN CAN YOU BUY THE RIDER?

You can currently elect this benefit (called a "rider") only at the time that you buy this Contract. This rider may not be available through all Financial Intermediaries and may be subject to additional restrictions set by your Financial Intermediary or us. We reserve the right to withdraw this rider at any time without notice. The maximum age of any Owner or Annuitant when electing this rider is 80.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. You may not elect this rider if you have already elected Maximum Anniversary Value Death Benefit.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on Premium Payments adjusted for Surrenders on each Contract Anniversary. Even though the amount we charge you for this rider can go up or down; except as provided below; we can not increase the rider fee once you elect this rider. This charge will automatically be deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account and the Fixed Accumulation Feature bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be based on the Contract Value on the date of any such change plus Premium Payments received after such date, as adjusted for Surrenders. We reserve the right to change the rider charge up to the maximum fee described in the Fee Summary (absent any voluntary waivers by us) at any time without notice.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of Contract Value (minus Distribution Charges) or Premium Payments adjusted for Surrenders. See the Return of Premium Death Benefit II Example in Appendix A.

In addition to this Death Benefit, you may also be entitled to receive the Personal Pension Account Death Benefit.

We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete

40

-------------------------------------------------------------------------------

instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the earliest of the fifth anniversary of the rider effective date or Spousal Contract continuation, the Contract Owner may elect to terminate this rider. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No other optional benefit may be elected following the termination. A Company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in the "standard Death Benefit" section) by the Beneficiary (excluding Spousal Contract continuation).

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

Any and all partial Surrenders, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis based on a factor equal to 1 minus the partial Surrender divided by the Contract Value prior to such partial Surrender. The factor is multiplied by Premium Payments immediately prior to the partial surrender to determine the adjusted Death Benefit. For purposes of this rider, a Surrender also includes a transfer of Contract Value to the Personal Pension Account. See Return of Premium Death Benefit II Example in Appendix A.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a re-calculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We also reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.

An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a reset of this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the rider is currently available for sale on the date of the ownership change, we will continue the existing rider with respect to all benefits at the rider charge currently being assessed on new sales (or the last declared maximum rider fee).The Death Benefit will be recalculated based on the lesser of the Contract Value or the Death Benefit on the effective date of the ownership change.

If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

-------------------------------------------------------------------------------

If the Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and and/or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and such rider (or similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Death Benefit as of the date of due proof of death and will serve as the new basis for the Death Benefit. The rider charge will be reset to the rider charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

No. We reserve the right to impose investment restrictions in the future.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

YES. WE RESERVE THE RIGHT TO REQUIRE OUR APPROVAL ON ALL SUBSEQUENT PREMIUM PAYMENTS RECEIVED AFTER THE FIRST TWELVE MONTHS. WE MAY NOT ACCEPT ANY SUBSEQUENT PREMIUM PAYMENT WHICH BRINGS THE TOTAL OF SUCH CUMULATIVE SUBSEQUENT PREMIUM PAYMENTS IN EXCESS OF $100,000 WITHOUT PRIOR APPROVAL. FOLLOWING YOUR ANNUITY COMMENCEMENT DATE, WE WILL NO LONGER ACCEPT SUBSEQUENT PREMIUM PAYMENTS.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purpose of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed a maximum of:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders or payouts under all applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, and/or assignment. If we terminate the rider, it cannot be re-elected by you.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

6. FURTHER INFORMATION

A. GLOSSARY

Except as provided elsewhere in this prospectus, the following capitalized terms shall have the meaning ascribed below:

ACCOUNT: Any of the Sub-Accounts or the Fixed Accumulation Feature.

ACCUMULATION BALANCE - The sum of all Personal Pension Account Contributions increased by credited interest; minus any transfers into any other Account(s) and any conversion into Annuity Payout Value.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert Premium Payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate Contract Value prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.

42

-------------------------------------------------------------------------------

ADMINISTRATIVE OFFICE: Our overnight mailing address is: 1 Griffin Road North, Windsor, CT 06095-1512. Our standard mailing address is: P.O. Box 5085, Hartford, Connecticut 06102-5085.

ANNUAL MAINTENANCE FEE: An annual charge deducted on a Contract Anniversary or upon full Surrender.

ANNUAL WITHDRAWAL AMOUNT (AWA): The amount you may Surrender each Contract Year without incurring a CDSC.

ANNUITANT: The person on whose life the Contract is issued. Except as otherwise provided, the Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The first day of the first period for which a distribution is received as an Annuity Payout under the Contract.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select. Annuity Payout also refers to Personal Pension Account Payouts.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date, the death of the Contract Owner or Annuitant; or annuitization(s) of Benefit Balance.

ANNUITY PAYOUT VALUE: The portion of your Benefit Balance converted into Personal Pension Account Payouts, as reduced by future Personal Pension Account Payouts.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner or Annuitant, as the case may be.

BENEFIT BALANCE: Personal Pension Account Contributions, as adjusted for transfers to or from Contract Value, credited interest and/or annuitization. Benefit Balance includes Annuity Payout Value, if any.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any Annuity Payout due and payable during the Guaranteed Payout Duration. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and the applicable discount rate determined by us for applicable fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTINGENT DEFERRED SALES CHARGE (CDSC): The deferred sales charge, if applicable, that may apply when you make a full or partial Surrender.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Account on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

DEATH BENEFIT: Except as otherwise provided, the amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date. Where applicable, your Death Benefit includes the standard or optional Death Benefit plus the Personal Pension Account Death Benefit.

DEPOSIT: The sum of allPremium Payments and Personal Pension Account Contributions.

FIXED ACCUMULATION FEATURE: Part of our General Account, where you may allocate all or a portion of your Contract Value. In your Contract, the Fixed Accumulation Feature may be called the Fixed Account. Not all classes of Contracts we offer contain a Fixed Accumulation Feature.

-------------------------------------------------------------------------------

FUND: A registered investment company or a series thereof in which assets of a Sub-Account may be invested. We sometimes call the Funds you select a "Sub-Account".

GUARANTEED PAYOUT DURATION: The time period (sometimes referred to as a "Period Certain") specified in Annuity Payout Options Three, Five and Six; and with respect to Annuity Payout Options Two and Eight, the time period equal to the applicable Annuity Payout Value divided by the corresponding Personal Pension Account Payout, rounded down.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: The highest Contract Value as of each Contract Anniversary prior to the date of death of the oldest Owner or Annuitant's 81st birthday, whichever first occurs, adjusted for any Premium Payments and partial Surrenders occurring after such Contract Anniversary.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

1933 ACT: The Securities Act of 1933, as amended.

1934 ACT: The Securities Exchange Act of 1934, as amended.

1940 ACT: The Investment Company Act of 1940, as amended.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PERSONAL PENSION ACCOUNT CONTRIBUTIONS: Sums allocated to the Personal Pension Account. Personal Pension Account Contributions may take the form of Deposits or transfers of Contract Value from Sub-Accounts or the Fixed Accumulation Feature (if applicable).

PERSONAL PENSION ACCOUNT PAYOUTS: Regularly scheduled periodic payments of Annuity Payout Value.

PREMIUM OR PREMIUM PAYMENT: Money sent to us to be invested in your Contract (not taking into consideration any applicable sales charges). Unless otherwise specified, a Premium Payment does not include Personal Pension Account Contributions. Portions of your Benefit Balance transferred to Sub-Accounts and/or the Fixed Accumulation Feature are considered to be Premium Payments that become part of your Contract Value.

REMAINING GROSS PREMIUM: Premium Payments minus prior partial Surrenders in excess of the AWA at the time of such partial Surrender.

SPOUSE: A person related to a Contract Owner by marriage pursuant to the Code.

SUB-ACCOUNT: A division of the Separate Account containing shares of a Fund. There is a Sub-Account for each Fund. We sometimes call the Funds you select your "Sub-Account".

SUB-ACCOUNT VALUE: The value of each Sub-Account on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for each Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract. For the purposes of optional riders only, a Surrender may also include a transfer of Contract Value to Benefit Balance.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding). Surrender Value does not include the Commuted Value of your Personal Pension Account.

TARGET INCOME AGE - The year that commences with the birthday of the oldest Annuitant during which Personal Pension Account Payouts are expected to begin. Target Income Age establishes a 7-year guarantee window (three years before and after) during which a guaranteed payout rate will be applied to your Accumulation Balance.

TOTAL BALANCE: The sum of your Contract Value and Benefit Balance.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange. The Exchange generally closes at 4:00 p.m. Eastern Time but may close earlier on certain days and as conditions warrant.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

44

-------------------------------------------------------------------------------

WE, US OR OUR: Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company, as the case may be.

YOU: The Owner including any joint Owner(s). We do not capitalize "you" or "your" in this prospectus.

B. STATE VARIATIONS

The following section describes modifications to this prospectus required by one or more state insurance departments as of the date of this prospectus. Unless otherwise noted, variations apply to all forms of Contracts we issue. References to certain state's variations do not imply that we actually offer Contracts in each such state. These variations are subject to change without notice and additional variations may be imposed as specific states approve new riders.

ALABAMA, NEW JERSEY AND OHIO - The Fixed Accumulation Feature is not available. The DCA Plus Feature is available.


CALIFORNIA - If you are 60 years old or older you must either elect the Senior Protection Program, or elect to immediately allocate the initial Premium Payments to the other investment options. Under the Senior Protection Program, we will allocate your initial Premium Payment to a money market Fund for the first 35 days your initial Premium Payment is invested. After the 35th day we will automatically allocate your Contract Value according to your most current investment instructions. If you elect the Senior Protection Program you will not be able to participate in any InvestEase (if otherwise available) or Dollar Cost Averaging Program until after the Program has terminated. The Dollar Cost Averaging Plus, the Static Asset Allocation Models and certain Automatic Income Programs are not available if you elect the Senior Protection Program. Under the Senior Protection Program any subsequent Premium Payment received during the 35 days after the initial Premium Payment is invested will also be invested in a money market Fund unless you direct otherwise. You may voluntarily terminate your participation in the Senior Protection Program by contacting us in writing or by telephone. You will automatically terminate your participation in the Senior Protection Program if you allocate a subsequent Premium Payment to any other investment option or transfer Contract Value from a money market Fund to another investment option. When you terminate your participation in the Senior Protection Program you may reallocate your Contract Value in the Program to other investment options; or we will automatically reallocate your Contract Value in the Program according to your original instructions 35 days after your initial Premium Payment was invested. SIMPLE IRA owners may not purchase a Contract. The only AIRs available are 3% and 5%.


CALIFORNIA, CONNECTICUT, NEW HAMPSHIRE, NEW JERSEY, NEW YORK AND OREGON - A state recognized civil union partner who is the designated beneficiary may exercise contract continuation privileges if and when the Code is amended to recognize such "spouses" as meeting federal tax distribution requirements (under current tax law, a "spouse" is limited to married people of the opposite sex).


CONNECTICUT, FLORIDA, ILLINOIS, NEW JERSEY AND TEXAS - The limit on Death Benefits imposed when aggregate Premium Payments total $5 million or more does not apply.


CONNECTICUT AND NEW JERSEY - Our approval is required for any subsequent Contribution or transfer resulting in cumulative Contribu-tions and transfers into the Personal Pension Account exceeding $50,000.


MASSACHUSETTS - We will accept subsequent Premium Payments only until the Annuitant's 62nd birthday or the second Contract Anniversary, whichever is later (B Share Contracts). We will accept subsequent Premium Payments only until the Annuitant's 66th birthday or the sixth Contract Anniversary, whichever is later (L Share Contracts). The Nursing Home Waiver is not available.


MINNESOTA - The CDSC for B Share Contracts is 7%, 7%, 6%, 6%, 5%, 4%, 3%, 2%, 0% for years 1-9.

NEW JERSEY - The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges. We reserve the right to prohibit subsequent Premium Payments and transfers after the first Contract Year if you have elected the Return of Premium death benefit. This restriction is not currently being enforced. We will notify you if subsequent Premium Payments and transfers cease to be available to affected contract owners.

NEW YORK - A Contract issued by Hartford Life and Annuity Insurance Company is not available in New York. The only AIRs available are 3% and 5%. The Nursing Home Waiver is not available. Letters of Intent are not available as a basis to reduce sales charges.

OKLAHOMA - The only AIRs available are 3% and 5%.

OREGON - We will accept subsequent Premium Payments during the first three Contract Years (B Share Contracts). Owners may only sign up for DCA Plus Programs that are 6 months or longer. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available. The only AIRs available are 3% and 5%.

PENNSYLVANIA - The Nursing Home Waiver minimum confinement period is changed from 180 days to 90 days. You may not choose a fixed dollar amount Annuity Payout. Annuity Payout Option Two is not available.


TEXAS - Letters of Intent are not available as a basis to reduce sales charges. SIMPLE IRA owners may not purchase a Contract. The only AIRs available are 3% and 5%.



VERMONT - Eligible Investments owned by you, your Spouse or any immediate family member may be included under the Rights of Accumulation Program.

-------------------------------------------------------------------------------


WASHINGTON - In any year when no Premium Payment is paid into the Fixed Accumulation Feature, any pro-rata portion of the fee taken from the Fixed Accumulation Feature will be limited to interest earned in excess of the 3% for that year. The Target Income Age is subject to limitations based on the Annuitant's age as of the date of the first Contribution.


C. MISCELLANEOUS

OWNERSHIP CHANGES - We reserve the right to approve all ownership changes, including any assignment of your Contract (or any benefits) to others or the pledging of your Contract as collateral. Certain approved changes in ownership may cause a re-calculation of the benefits subject to applicable state law. Generally, we will not re-calculate the benefits under your Contract so long as the change in ownership does not affect the Owner and does not result in a change in the tax identification number under the Contract. You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

ASSIGNMENT - A non-qualified Contract may be assigned subject to the ownership change restrictions above. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. A qualified Contract may not be transferred or otherwise assigned (whether directly or used as collateral for a loan), unless allowed by applicable law and approved by us in writing. We can withhold our consent for any reason. We are not obligated to process any request for approval within any particular time frame. Please consult a qualified tax adviser before assigning your Contract.

SPECULATIVE INVESTING - Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme. Your Contract may not be traded on any stock exchange or secondary market. By purchasing this contract you represent and warrant that you are not using this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.

CONTRACT MODIFICATION - We may unilaterally modify the Contract to reflect, among other things, changes in applicable tax law or interpretations of tax law, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined. Any modifications to the Contract will be filed with each state in which the Contract is for sale. Contract changes will be communicated to Owners through regular mail as an endorsement to their Contract.

MEDICAID BENEFITS - Medicaid estate planning may be important to people who are concerned about long term care costs. Benefits associated with this variable annuity may have an impact on your Medicaid eligibility and the assets considered for Medicaid benefits. Ownership interests or beneficiary status under this variable annuity could render you or your loved ones ineligible for Medicaid. This may be particularly troubling if your Spouse or Beneficiary is already receiving Medicaid benefits at the time of transfer or receipt of Death Benefits. As certain ownership changes are either impermissible or are subject to benefit resetting rules, you may want to carefully consider how you structure the ownership and beneficiary status of your Contract. This discussion is intended to provide a very general overview and does not constitute legal advice or in any way suggest that you circumvent these rules. You should seek advice from a competent elder law attorney to make informed decisions about how this variable annuity may affect your plans.

D. LEGAL PROCEEDINGS

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

Following the New York Attorney General's filing of a civil complaint against Marsh & McLennan Companies, Inc., and Marsh, Inc. (collectively, "Marsh") in October 2004 alleging that certain insurance companies, including The Hartford, participated with Marsh in arrangements to submit inflated bids for business insurance and paid contingent commissions to ensure that Marsh would direct business to them, private plaintiffs brought several lawsuits against The Hartford predicated on the allegations in the Marsh complaint, to which The Hartford was not party. Among these is a multidistrict litigation in the United States District Court for the District of New Jersey. There are two consolidated amended complaints filed in the multidistrict litigation, one related to conduct in connection with the sale of property-casualty insurance and the other related to alleged conduct in connection with the sale of group benefits products. The Company is named in the group benefits products complaint. The complaints assert, on behalf of a putative class of persons who purchased insurance through broker defendants, claims under the Sherman Act, the Racketeer Influenced and Corrupt Organizations Act ("RICO"), state law, and in the case of the group benefits products complaint, claims under ERISA. The claims are

46

-------------------------------------------------------------------------------

predicated upon allegedly undisclosed or otherwise improper payments of contingent commissions to the broker defendants to steer business to the insurance company defendants. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim. The district court has dismissed the Sherman Act and RICO claims in both complaints for failure to state a claim and has granted the defendants' motions for summary judgment on the ERISA claims in the group-benefits products complaint. The district court further has declined to exercise supplemental jurisdiction over the state law claims, has dismissed those state law claims without prejudice, and has closed both cases. The plaintiffs have appealed the dismissal of the Sherman Act, RICO and ERISA claims.

In October 2005, a putative nationwide class action was filed in the United States District Court for the District of Connecticut against the Company and several of its subsidiaries on behalf of persons who had asserted claims against an insured of a Hartford property & casualty insurance company that resulted in a settlement in which some or all of the settlement amount was structured to afford a schedule of future payments of specified amounts funded by an annuity from a Hartford life insurance company ("Structured Settlements"). The operative complaint alleges that since 1997 the Company has systematically deprived the settling claimants of the value of their damages recoveries by secretly deducting 15% of the annuity premium of every Structured Settlement to cover brokers' commissions, other fees and costs, taxes, and a profit for the annuity provider, and asserts claims under the Racketeer Influenced and Corrupt Organizations Act ("RICO") and state law. The plaintiffs seek compensatory damages, punitive damages, pre-judgment interest, attorney's fees and costs, and injunctive or other equitable relief. The Company vigorously denies that any claimant was misled or otherwise received less than the amount specified in the structured-settlement agreements. In March 2009, the district court certified a class for the RICO and fraud claims composed of all persons, other than those represented by a plaintiffs' broker, who entered into a Structured Settlement since 1997 and received certain written representations about the cost or value of the settlement. The district court declined to certify a class for the breach-of-contract and unjust-enrichment claims. The Company's petition to the United States Court of Appeals for the Second Circuit for permission to file an interlocutory appeal of the class-certification ruling was denied in October 2009. A trial on liability and the methodology for computing class-wide damages is scheduled to commence in September 2010. It is possible that an adverse outcome could have a material adverse effect on the Company's financial condition and consolidated results of operations or cash flows. The Company is defending this litigation vigorously.

E. HOW CONTRACTS ARE SOLD

We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of HSD is the same as ours. Hartford Life Distributors, LLC, a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.

HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2009. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

B and I share Contracts may be sold directly to the following individuals free of any commission: 1) our current or retired officers, directors, trustees and employees (and their families) and our corporate parent, affiliates and subsidiaries; and 2) employees and Registered Representatives of Financial Intermediaries. If applicable, we will credit the B share Contract with a credit of 5.0% of the initial Deposit and each subsequent Deposit, if any. This additional percentage of Deposit in no way affects current or future charges, rights, benefits or account values of other Owners.

The financial advisory arrangement otherwise required in order to purchase I share Contracts shall not be applicable to Hartford's Personal Retirement Manager variable annuities bought by any of our current or retired officers, directors, trustees and employees or those of our corporate parent, affiliates and subsidiaries.

This prospectus does not constitute personalized investment or financial planning advice or a recommendation to purchase this or any other variable annuity. We reserve the right to modify, suspend, or terminate these privileges at any time.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

-------------------------------------------------------------------------------

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Deposits or Total Balance.

-   COMMISSIONS

Up front commissions paid to Financial Intermediaries generally range from 0% to up to 7% of each Deposit. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1% of your Total Balance. We pay no additional commissions with respect to assets moved from the Personal Pension Account to Sub-Accounts or the Fixed Accumulation Feature. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to Owners over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

-   ADDITIONAL PAYMENTS

Subject to FINRA and Financial Intermediary rules, we (or our affiliates) also pay the following types of fees to among other things encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit.

ADDITIONAL
PAYMENT TYPE               WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                     Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment      Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing                  Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including
                           Registered Representatives) receive prizes such as travel awards, merchandise and recognition;
                           client generation expenses.
Marketing Expense          Pay Fund related parties for wholesaler support, training and marketing activities for certain
Allowances                 Funds.
Support                    Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                           (including sub-accounting sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements).
Training                   Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility                 Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                     Pay for the overall volume of their sales or the amount of money investing in our products.

As of December 31, 2009, we have entered into ongoing contractual arrangements to make Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities: AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., AMTrust Investment Svcs Inc., Associated Securities Corp., Banc of America Investment Services Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., CCO Investment Services Corp., Citigroup Global Markets, Inc., Colonial Brokerage, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Compass Brokerage, Inc., Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee

48

-------------------------------------------------------------------------------

Brokerage Inc., Frost Brokerage Services, Inc., Great American Advisors, Inc.,
H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Advisors Network, (Financial Network Investment Corp., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Inter-Securities Inc., Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Mutual Service Corporation, NatCity Investments, National Planning Holdings (Invest Financial Corp., Investment Centers of America, Inc., National Planning Corp., SII Investments, Inc.), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., PNC Investments LLC, Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Inc., Triad Advisors, Inc., U.S. Bancorp Investments, Inc., UBOC Investment Services, Inc. (Union Bank of California, N.A.), UBS Financial Services, Inc., Uvest Financial Services Group Inc., Vanderbilt Securities, LLC, Wachovia Securities, LLC (various divisions), Waterstone Financial Group, Wells Fargo Advisors LLC (various divisions), Wells Fargo Investments LLC, WaMu Investments, Inc., Woodbury Financial Services, Inc. (an affiliate of ours).

Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Registered Representative is or should be included in any such listing.

As of December 31, 2009, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: AIM Advisors, Inc., AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investment Research and Management, Inc., American Variable Insurance Series & Capital Research and Management Company, Franklin Templeton Services, LLC, Oppenheimer Variable Account Funds & Oppenheimer Funds Distributor, Inc., Putnam Retail Management Limited Partnership. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.

For the fiscal year ended December 31, 2009, Additional Payments did not in the aggregate exceed approximately $36.4 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $2.3 million or approximately 0.25% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2008, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

Financial Intermediaries that received Additional Payments in 2009, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.

7. FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code ("Code"), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

-------------------------------------------------------------------------------

In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.

Pursuant to Section 3 of the federal Defense of Marriage Act ("DOMA"), same-sex marriages currently are not recognized for purposes of federal law. Therefore, the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Internal Revenue Code sections 72(s) and 401(a)(9) are currently NOT available to a same-sex spouse. Same-sex spouses who own or are considering the purchase of annuity products that provide benefits based upon status as a spouse should consult a tax advisor. To the extent that an annuity contract or certificate accords to spouses other rights or benefits that are not affected by DOMA, same-sex spouses remain entitled to such rights or benefits to the same extent as any annuity holder's spouse.

The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to Your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide You with a copy of what was reported. This copy is not intended to supplant Your own records. It is Your responsibility to ensure that what You report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on Your books and records. You should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if You find any discrepancies in case corrections have to be made.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF THE COMPANY AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

50

-------------------------------------------------------------------------------

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to surrender charges) generally is an appropriate measure. However, in some instances the IRS could take the position that the value should be the current Contract Value (determined without regard to surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

-------------------------------------------------------------------------------

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

iv. When annuitization of the Personal Pension Account has occurred, your Benefit Balance will be calculated by using an actuarial present value formula.

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

       d. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed

52

-------------------------------------------------------------------------------

such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.

iv.  Civil Union or Domestic Partner

      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designated beneficiary as the spouse of the Contract Owner under Code
      Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.

       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering (1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Notice 2003-51 was superseded by Revenue Procedure 2008-24, effective for partial exchanges completed on or after June 30, 2008. Partial exchanges completed on or after this date will qualify for tax free treatment if: (1) no amounts are withdrawn from, or received in surrender of, either of the contracts involved in the exchange during the 12 months beginning on the date on which amounts are treated as received as premiums or other consideration paid for the contract received in the exchange (the date of transfer); or (2) the taxpayer demonstrates that certain conditions (e.g., death,

-------------------------------------------------------------------------------

disability, reaching age 59 1/2, divorce, loss of employment) occurred between the date of transfer and the date of the withdrawal or surrender. A transfer within the scope of the revenue procedure, but not treated as a tax-free exchange, will be treated as a taxable distribution, followed by a payment for a second contract. Two annuity contracts that are the subject of a tax-free exchange pursuant to the revenue procedure will not be aggregated, even if issued by the same insurance company. We advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

The applicability of the IRS's partial exchange guidance to the splitting of an annuity contract is not clear. You should consult with a tax adviser if you plan to split an annuity contract as part of an exchange of annuity contracts.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.

Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling ("PLR") from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds' compliance with the terms and conditions contained in the PLR.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

54

-------------------------------------------------------------------------------

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

    5. CERTAIN TAX CONSIDERATIONS FOR FULL OR PARTIAL SETTLEMENT PAYMENTS FROM THE PERSONAL PENSION ACCOUNT BEFORE AND AFTER THE ANNUITY COMMENCEMENT DATE.

Because the IRS has published no guidance on the tax treatment of contracts with features resembling the Personal Pension Account arrangement, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated for tax purposes and we advise you to consult with a qualified tax adviser concerning such tax treatment before you deposit amounts into the Personal Pension Account. With respect to the Personal Pension Account, the Company plans to report any payments under a settlement of the Personal Pension Account before the Annuity Commencement Date as amounts not received as an annuity coming first from "income on the contract" (previously described in subparagraph 2.a) based on a computation of "income on the contract" for the entire Contract. After the Annuity Commencement Date, the Company plans to report any continuing periodic settlement payments as amounts received as an annuity to which a portion of the "investment in the contract" (discussed in subparagraph 2.b) has been allocated consistent with Treas. Reg.
Section 1.72-6(b).

D.  FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

    1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

    2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled "Information Regarding Tax-Qualified Retirement Plans" for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the

-------------------------------------------------------------------------------

payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.

H. TAX DISCLOSURE OBLIGATIONS

In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2004-67. The Code also requires certain "material advisers" to maintain a list of persons participating in such "reportable transactions," which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by Hartford The Company, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.

INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

56

-------------------------------------------------------------------------------

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a "Deemed IRA" under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

-------------------------------------------------------------------------------

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit (e.g., $49,000 in 2009) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

58

-------------------------------------------------------------------------------

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, equal to $15,000 for 2006 and thereafter ($16,500 for 2010). The $15,000 limit will be indexed for cost-of-living adjustments at $500 increments. The Plan may provide for additional "catch-up" contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where

-------------------------------------------------------------------------------

the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code
Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

  a. PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

    (iii) part of a series of substantially equal periodic payments (not less frequently than annually - "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;

    (viii) made an account of an IRS levy on the Qualified Plan under Code
           Section 72(t)(2)(A)(vii); or

    (ix) made as a "direct rollover" or other timely rollover to an Eligible Retirement Plan, as described below.

  In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (x) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;

    (xi) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (xii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

60

-------------------------------------------------------------------------------

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

  b. RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of -

    (i)  the calendar year in which the individual attains age 70 1/2, or

    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

A special rule applies to individuals who attained age 70 1/2 in 2009. Such individuals should consult with a qualified tax adviser before taking RMDs in 2010.

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over -

    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a qualifying designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual's surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

-------------------------------------------------------------------------------

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan fiduciary) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either -

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified
Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed

62

-------------------------------------------------------------------------------

from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rollover rules also apply to (1) transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, (2) Plan distributions of property, (3) distributions from a Roth account in certain Plans, (4) recontributions within 3 years of "qualified hurricane distributions" made before 2007 under Code Section 1400Q(a), (5) transfers from a Traditional or Roth IRA to certain health savings accounts under Code Section 408(d)(9), and
(6) obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

9. CERTAIN TAX CONSIDERATIONS WITH THE PERSONAL PENSION ACCOUNT IN QUALIFIED
PLANS

Because the IRS has published no guidance on the tax treatment of arrangements resembling the Personal Pension Account, there is necessarily some uncertainty as to how an annuity contract with a Personal Pension Account will be treated in different types of Qualified Plans, and we advise you to consult with a qualified tax adviser concerning such treatment before you deposit any amount into a Personal Pension Account that is held in any Qualified Plan.

Among such tax issues for you to consider with a qualified tax adviser in such a case are the following:

       a. Any amounts received by you (or your payee) prior to your attaining age 59 1/2 are generally subject to the penalty tax on premature distributions described above, unless such an amount received can qualify for an exception from such a penalty tax, e.g., scheduled payments that qualify for the SEPP Exception. In addition, any modification in payments qualifying for the SEPP Exception (e.g., by commutation) can have adverse penalty tax consequences, as described above.

       b. The tax rules for satisfying RMD requirements vary according to both the form of Qualified Plan (e.g., NonRoth or Roth IRA) and the form of payment (e.g., periodic annuity payout or non-periodic distribution from an account value). As a result, such variations should be considered when RMD amounts need to be taken (e.g., after age 70 1/2 or death). In addition, any modification in the form or amount of such payments (e.g., by commutation) could have adverse tax consequences, if such a modification does not satisfy an IRS-recognized RMD exception (e.g., for an acceleration or other change in periodic payments under Reg. Section 1.401(a) (9)-6, Q&A-1 and Q&A-14).

       c. Any attempt to transfer an amount from the Benefit Balance to Sub-Accounts or the Fixed Accumulation Feature (if available) that exceeds the threshold for such a transfer will be treated by us as a form of annuitization distribution from the Personal Pension Account, and thus may not qualify as a tax-free direct transfer. Instead, such an attempted excess transfer could be treated for tax purposes as a potentially taxable distribution out of the entire annuity contract, followed by a contribution back into the same contract. While such a distribution from an IRA may qualify for 60-day rollover treatment (if it is not needed to satisfy RMD requirements), only one such tax-free 60-day rollover is allowed for any 365-day period for any individual from all of such individual's IRAs. Failing such tax-free rollover treatment, such a distribution could be subject to both income and penalty tax, and any deemed contribution back into the contract may be subject to an excise tax on excess contributions, particularly after age 70 1/2. IN ADDITION, ANY SUCH DISTRIBUTION FROM A NON-IRA FORM OF QUALIFIED PLAN MAY BE SUBJECT TO THE 20% MANDATORY WITHHOLDING TAX, UNLESS SUCH DISTRIBUTION IS AN RMD OR OTHERWISE AVOIDS CLASSIFICATION AS AN "ELIGIBLE ROLLOVER DISTRIBUTION," AS DESCRIBED ABOVE.

-------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
  Additional Payments
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
FINANCIAL STATEMENTS

                                                                     APP A-1

-------------------------------------------------------------------------------

APPENDIX A - EXAMPLES

TABLE OF CONTENTS


                                                                          PAGE
--------------------------------------------------------------------------------
PERSONAL PENSION ACCOUNT EXAMPLES                                        APP A-2
EXAMPLE 1: STANDARD ILLUSTRATIONS WITH PARTIAL INCOME STREAM             APP A-2
EXAMPLE 2: SUBSEQUENT PERSONAL PENSION ACCOUNT DEPOSITS                  APP A-3
EXAMPLE 3A: BENEFIT BALANCE TRANSFER (IN-BOUND)                          APP A-3
EXAMPLE 3B: BENEFIT BALANCE TRANSFER (OUT-BOUND)                         APP A-4
EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE                         APP A-5
EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE                      APP A-7
EXAMPLE 5A: FIXED DOLLAR AMOUNT                                          APP A-9
EXAMPLE 5B: INVESTMENT GAINS                                             APP A-9
EXAMPLE 5C: INVESTMENT GAINS                                            APP A-10
EXAMPLE 5D: INCOME PATH                                                 APP A-10
EXAMPLE 5E: INCOME PATH                                                 APP A-11
MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT EXAMPLES                        APP A-11
RETURN OF PREMIUM II DEATH BENEFIT EXAMPLE                              APP A-15
RETURN OF PREMIUM I DEATH BENEFIT EXAMPLE                               APP A-16
REMAINING GROSS PREMIUM EXAMPLES                                        APP A-16

APP A-2

-------------------------------------------------------------------------------

PERSONAL PENSION ACCOUNT EXAMPLES

EXAMPLE 1: STANDARD ILLUSTRATIONS WITH A PARTIAL INCOME STREAM

Assume the initial Personal Pension Account Contribution is equal to $100,000 (no sums are invested in the Fixed Accumulation Feature or Sub-Accounts). Assume that in Contract Year 7, the Owner requested to commence an income stream based on $50,000 of Annuity Payout Value during the guarantee window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. Hypothetical credited and payout rates are illustrated below.

A. To understand how your guaranteed payout rates are set during your guarantee window (shaded area), see Guaranteed Payout Rates in Contract Years 1 through 7. In this Example, the guaranteed payout rate is locked in at Contract Year 7 when Personal Pension Account Payouts commence.

B. Credited interest rates vary during the duration of your Contract as illustrated in column 4. In this illustration, credited interest rates change at the 10th Contract Year and again at the 20th Contract Year.

C. Please refer to the last column in Contract Year 23 for an example of how Personal Pension Account Payouts will continue for the life of the Annuitant, Owner or joint Owner even though Annuity Payout Value has been exhausted.

                                                            CREDITED
                CONTRACT                      BENEFIT       INTEREST
                  YEAR            AGE         BALANCE         RATE
------------------------------------------------------------------------
                    0              60         $ 100,000        5.00%
                    1              61           105,000        5.00%
                    2              62           110,250        5.00%
                    3              63           115,763        5.00%
 GUARANTEE          4              64           121,551        5.00%
   WINDOW           5              65           127,628        5.00%
                    6              66           134,010        5.00%
                    7              67           140,710        5.00%
                    8              68           142,009        5.00%
                    9              69           143,535        5.00%
                   10              70           145,299        3.00%
                   11              71           145,212        3.00%
                   12              72           145,220        3.00%
                   13              73           145,326        3.00%
                   14              74           145,532        3.00%
                   15              75           145,841        3.00%
                   16              76           146,256        3.00%
                   17              77           146,781        3.00%
                   18              78           147,419        3.00%
                   19              79           148,173        3.00%
                   20              80           149,047        1.50%
                   21              81           147,927        1.50%
                   22              82           146,839        1.50%
                   23              83           147,568        1.50%

                                                                        PERSONAL
                                     ANNUITY     GUARANTEED              PENSION
                  ACCUMULATION       PAYOUT     PAYOUT RATES             ACCOUNT
                     BALANCE          VALUE      (PER 1000)            PAYOUTS(2)
------------  --------------------------------------------------------------------------
                    $ 100,000
                      105,000                        61.99
                      110,250                        62.33
                      115,763                        62.72
 GUARANTEE            121,551                        63.16
   WINDOW             127,628                        63.65
                      134,010                        64.17
                       90,710    (1) $50,000         64.73             $ 3,237
                       95,246        46,763                              3,237
                      100,008        43,527                              3,237
                      105,008        40,290                              3,237
                      108,158        37,054                              3,237
                      111,403        33,817                              3,237
                      114,745        30,581                              3,237
                      118,188        27,344                              3,237
                      121,733        24,108                              3,237
                      125,385        20,871                              3,237
                      129,147        17,634                              3,237
                      133,021        14,398                              3,237
                      137,012        11,161                              3,237
                      141,122        7,925                               3,237
                      143,239        4,688                               3,237
                      145,388        1,452                               3,237
                      147,568            0                               3,237

(1) Accumulation Balance is reduced by $50,000 that is converted into the Annuity Payout Value. CDSC's and Premium tax have not been applied in this Example. If the $50,000 was instead commuted into a Commuted Value (assuming a hypothetical discount rate of 6%), the Commuted Value would be $32,294. The remaining Accumulation Balance can be converted into Annuity Payout Value at a later date for additional Personal Pension Account Payouts.

(2) These Personal Pension Account Payouts shall continue for the life of the Annuitant, Owner or joint Owner pursuant to Annuity Payout Option Two.

                                                                     APP A-3

-------------------------------------------------------------------------------

EXAMPLE 2: SUBSEQUENT PERSONAL PENSION ACCOUNT DEPOSITS

Assume a $100,000 initial Personal Pension Account Contribution was made at a time when we declared a hypothetical credited rate of 4% and that a $15,000 subsequent Personal Pension Account Contribution was made when we declared a hypothetical credited rate of 3.75%. Your Benefit Balance would increase as follows:

                            PERSONAL                                    PERSONAL                            TOTAL
                        PENSION ACCOUNT         CREDITED             PENSION ACCOUNT        CREDITED       BENEFIT
   AGE                    CONTRIBUTION            RATE                CONTRIBUTION            RATE         BALANCE
--------------------------------------------------------------------------------------------------------------------
    55       First           $100,000                                                                       $100,000
    56      Deposit                               4.00%                                                      104,000
    57                                            4.00%                                                      108,160
    58                                            4.00%                                                      112,486
    59                                            4.00%       Second      $15,000                            131,986
    60                                            4.00%       Deposit                         3.75%          137,228
    61                                            4.00%                                       3.75%          142,678
    62                                            4.00%                                       3.75%          148,345
    63                                            4.00%                                       3.75%          154,237
    64                                            4.00%                                       3.75%          160,362
    65                                            4.00%                                       3.75%          166,732

EXAMPLE 3A: BENEFIT BALANCE TRANSFER (IN-BOUND)

The following example illustrates the impact on various values associated to the contract when a transfer from the Sub-Accounts to the Personal Pension Account occurs. Assume that the Owner deposits $100,000 in the Sub-Accounts and then elects to transfer $5,000 from the Sub-Accounts to the Personal Pension Account in which event:

                                                                 TRANSFER FROM
                                                              SUB-ACCOUNTS TO THE
                                                            PERSONAL PENSION ACCOUNT
                                                        BEFORE VALUE            AFTER VALUE
--------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $130,000                 $125,000
Remaining Gross Premium                                    $100,000                 $100,000
Return of Premium I Withdrawal Limit                         $5,000                       $0
Return of Premium II Withdrawal Limit                            $0                       $0
Maximum Anniversary Value Withdrawal Limit                      n/a                      n/a
Return of Premium I Death Benefit                          $100,000                  $95,000
Return of Premium II Death Benefit                         $100,000               $96,153.85
Maximum Anniversary Value Death Benefit -                  $107,000              $102,884.62
 Anniversary Value (Before Value is assumed)
Maximum Anniversary Value Death Benefit - Premium          $100,000               $96,153.85
 Payments
Benefit Balance                                                  $0                   $5,000

-   The Sub-Account Value is reduced by the amount of the transfer ($5,000).

- The Remaining Gross Premium associated to the Sub-Accounts is not reduced by the amount of the transfer as Remaining Gross Premium is only reduced for Surrenders or transfers in excess of the Annual Withdrawal Amount.

- The Return of Premium I Withdrawal Limit is reduced by the amount of the transfer ($5,000) as transfers (and Surrenders) reduce the available Withdrawal Limit.

- The Return of Premium I Death Benefit is reduced dollar for dollar for the amount of the transfer ($5,000).

- As a result of the transfer, the Return of Premium II Death Benefit is reduced by a factor. The $5,000 transfer results in a factor of 0.961538462 being applied to Premium Payments. The factor of 0.961538462 is derived by 1-($5,000 Transfer / Contract Value Prior to the Transfer $130,000).

APP A-4

-------------------------------------------------------------------------------

- As a result of the transfer, the Maximum Anniversary Value Death Benefit Anniversary Value and Premium Payments are both reduced by a factor. The $5,000 transfer results in a factor of 0.961538462 being applied to Premium Payments. The factor of 0.961538462 is derived by 1-($5,000 Transfer / Contract Value Prior to the Transfer $130,000).

- Assume there were no sums previously invested in the Personal Pension Account. The Benefit Balance is increased by the amount of the transfer ($5,000).

EXAMPLE 3B: BENEFIT BALANCE TRANSFER (OUT-BOUND)

The following example illustrates the impact on various values associated to the Contract when a transfer from the Personal Pension Account to the Sub-Accounts occurs. Assume that the Owner makes a Personal Pension Account Contribution of $100,000 into the Personal Pension Account and then elects to transfer the maximum available transfer from the Personal Pension Account to the Sub-Accounts. The out-bound transfer restriction considers the following factors:

  END OF YEAR      MAXIMUM OF A, B, C        A        B        C
-------------------------------------------------------------------
       1                  $4,120           $4,120   $3,000       $0
       2                  $4,120           $4,073   $2,966   $4,120

Where,

- Column A equals 4% of the Accumulation Balance as of the prior Contract Anniversary. Assume that the $100,000 Personal Pension Account Contribution earns a credited interest rate of 3%.

- Column B equals the amount of interest credited to the Accumulation Balance over the most recent full Contract Year.

- Column C equals the amount of Accumulation Balance transferred to Contract Value during the most recent full Contract Year.

                                                                TRANSFER FROM PERSONAL
                                                                PENSION ACCOUNT TO THE
                                                                     SUB-ACCOUNTS
                                                                     END OF YEAR 1
                                                        BEFORE VALUE               AFTER VALUE
---------------------------------------------------------------------------------------------------
Sub-Account Value (assumed)                                $130,000                   $134,120
Remaining Gross Premium                                    $100,000                   $100,000
Annual Withdrawal Amount                                     $5,000                     $5,206
Return of Premium I Death Benefit                          $100,000                   $104,120
Return of Premium II Death Benefit                         $100,000                   $104,120
Maximum Anniversary Value Death Benefit -                  $107,000                   $111,120
 Anniversary Value (Before Value is assumed)
Maximum Anniversary Value Death Benefit - Premium          $100,000                   $104,120
 Payments
Benefit Balance                                            $103,000                    $98,880

-   The Benefit Balance is reduced by the amount of the transfer ($4,120).

- The Remaining Gross Premium associated to the Sub-Accounts is not increased by the amount of the transfer as Personal Pension Account Remaining Gross Premium is only reduced, and the Remaining Gross Premium associated to the Sub-Accounts increased, for transfers in excess of the Annual Withdrawal Amount.

- The Return of Premium I Death Benefit is increased dollar for dollar for the amount of the transfer ($4,120).

- The Return of Premium II Death Benefit is increased dollar for dollar for the amount of the transfer ($4,120).

- The Maximum Anniversary Value Death Benefit Anniversary Value and Premium Payments are both increased dollar for dollar for the amount of the transfer ($4,120).

-   The Sub-Account Value is increased by the amount of the transfer ($4,120).

                                                                     APP A-5

-------------------------------------------------------------------------------

EXAMPLE 4A: FULL COMMUTATION WITH COMMUTED VALUE

Assume that the Owner desires to start taking all Personal Pension Account Payouts and then fully commute the Personal Pension Account Payouts in year 20, which is outside of their guarantee window. For the purposes of this Example, the Contract Owner chose a Target Income Age of 64. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). Also, assume that the initial Personal Pension Account Contribution is equal to $100,000 and no Premium Payments have been invested in the Fixed Accumulation Feature or Sub-Accounts.

                 CONTRACT                      BENEFIT        ACCUMULATION           CREDITED
                   YEAR            AGE         BALANCE           BALANCE               RATE
-------------------------------------------------------------------------------------------------
                      0              60         $100,000         $ 100,000              5.00%
                      1              61          105,000           105,000              5.00%
                      2              62          110,250           110,250              5.00%
                      3              63          115,763           115,763              5.00%
 GUARANTEE            4              64          121,551           121,551              5.00%
   WINDOW             5              65          127,628           127,628              5.00%
                      6              66          134,010           134,010              5.00%
                      7              67          140,710           140,710              5.00%
                      8              68          147,746           147,746              5.00%
                      9              69          155,133           155,133              5.00%
                     10              70          162,889           162,889              3.00%
                     11              71          167,776           167,776              3.00%
                     12              72          172,809           172,809              3.00%
                     13              73          177,994           177,994              3.00%
                     14              74          183,334           183,334              3.00%
                     15              75          188,834           188,834              3.00%
                     16              76          194,499           194,499              3.00%
                     17              77          200,333           200,333              3.00%
                     18              78          206,343           206,343              3.00%
                     19              79          212,534           212,534              3.00%
                     20              80          218,910                 0   (2)        1.50%
                     21              81              n/a               N/A               n/a   (3)
                     22              82              n/a               N/A               n/a
                     23              83              n/a               N/A               n/a
                     24              84              n/a               N/A               n/a
                     25              85              n/a               N/A               n/a
                     26              86              n/a               N/A               n/a
                     27              87              n/a               N/A               n/a
                     28              88              n/a               N/A               n/a
                     29              89              n/a               N/A               n/a
                     30              90              n/a               N/A               n/a

                ANNUITY
                PAYOUT        PAYOUT RATES     COMMUTED
                 VALUE       (PER 1000)(1)      VALUE         PAYOUTS
------------  -------------------------------------------------------------
                      $ 0          61.68
                        0          61.99                           $ 0
                        0          62.33                             0
                        0          62.72                             0
 GUARANTEE              0          63.16                             0
   WINDOW               0          63.65                             0
                        0          64.17                             0
                        0          64.73                             0
                        0          65.31                             0
                        0          65.91                             0
                        0          66.56                             0
                        0          69.14                             0
                        0          71.94                             0
                        0          74.99                             0
                        0          78.32                             0
                        0          81.96                             0
                        0          85.92                             0
                        0          90.11                             0
                        0          94.63                             0
                        0          99.55                             0
                  218,910         105.02   (6) $156,367   (5)        0   (4)
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A            N/A
                      N/A            N/A            N/A         22,989   (7)
                      N/A            N/A            N/A         22,989   (7)

(1) Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the guarantee window. Payouts that begin outside the guarantee window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the guarantee window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

(2) The Accumulation Balance is depleted to $0 based on being converted to Annuity Payout Value. CDSCs and Premium tax are not shown in this Example.

APP A-6

-------------------------------------------------------------------------------

(3)  Interest is no longer credited under the Personal Pension Account.

(4) The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the payout rate applicable to the year in which commutation is requested and dividing by 1,000. In this case, $218,910*$105.02/1,000 = $22,989. However, in this example, Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living and have not terminated the Contract as illustrated in years 29 and 30.

(5) The Commuted Value depicted is based on commutation of the Annuity Payout Value (in this Example, is the same as the Benefit Balance because this is a full commutation) of $218,910 using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the Guaranteed Payout Duration (i.e., $218,910/$22,989, rounded down = 9 years) calculated using this discount rate.

(6) Hypothetical Payout Rate used because Personal Pension Accounts and subsequent commutation occur outside of the guarantee window.

(7) Lifetime Personal Pension Account Payouts resume because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

                                                                     APP A-7

-------------------------------------------------------------------------------

EXAMPLE 4B: PARTIAL COMMUTATION WITH COMMUTED VALUE

Assume that the Owner desires to start taking Personal Pension Account Payouts and commute half of the Personal Pension Account Payouts in year 20, which is outside of their guarantee window. In this Example, the guarantee window is represented by the shaded area in years 1 though 7. Year 20 "Before" illustrates how the Annuity Payout Value is split in half to serve as the basis for Personal Pension Account Payouts and the Commuted Value. Year 20 "After" illustrates the amounts paid to the Owner in the form of Personal Pension Account Payouts and Commuted Value. The Owner does not terminate their Contract and therefore Personal Pension Account Payouts will resume after the Guaranteed Payout Duration (assuming that all relevant persons are alive). The Guaranteed Payout Duration in this Example is illustrated as the shaded rows corresponding to Contract Years 20 through 28. Assume the initial Deposit is equal to $100,000 and no sums are invested in the Fixed Accumulation Feature or Sub-Accounts.

                                                                                 ANNUITY
  CONTRACT                    BENEFIT        ACCUMULATION         CREDITED        PAYOUT
    YEAR           AGE        BALANCE          BALANCE              RATE         VALUE 1
------------------------------------------------------------------------------------------
     0              60         $100,000        $ 100,000             5.00%             $ 0
     1              61          105,000          105,000             5.00%               0
     2              62          110,250          110,250             5.00%               0
     3              63          115,763          115,763             5.00%               0
     4              64          121,551          121,551             5.00%               0
     5              65          127,628          127,628             5.00%               0
     6              66          134,010          134,010             5.00%               0
     7              67          140,710          140,710             5.00%               0
     8              68          147,746          147,746             5.00%               0
     9              69          155,133          155,133             5.00%               0
     10             70          162,889          162,889             3.00%               0
     11             71          167,776          167,776             3.00%               0
     12             72          172,809          172,809             3.00%               0
     13             73          177,994          177,994             3.00%               0
     14             74          183,334          183,334             3.00%               0
     15             75          188,834          188,834             3.00%               0
     16             76          194,499          194,499             3.00%               0
     17             77          200,333          200,333             3.00%               0
     18             78          206,343          206,343             3.00%               0
     19             79          212,534          212,534             3.00%               0
 20 BEFORE          80          218,910                0   (2)       1.50%         109,455
  20 AFTER          80           97,960                0   (2)        n/a           97,960
     21             81           86,465              N/A              n/a   (3)     86,465
     22             82           74,970              N/A              n/a           74,970
     23             83           63,475              N/A              n/a           63,475
     24             84           51,980              N/A              n/a           51,980
     25             85           40,485              N/A              n/a           40,485
     26             86           28,990              N/A              n/a           28,990
     27             87           17,495              N/A              n/a           17,495
     28             88            6,000              N/A              n/a            6,000
     29             89                0              N/A              n/a                0
     30             90                0              N/A              n/a                0
     31             91                0              N/A              n/a                0

                    ANNUITY
  CONTRACT           PAYOUT              COMMUTED           PAYOUT RATES
    YEAR            VALUE 2                VALUE           (PER 1000)(1)     PAYOUTS
------------  ---------------------------------------------------------------------------
     0                    $ 0                                    61.68
     1                      0                                    61.99         $ 0
     2                      0                                    62.33           0
     3                      0                                    62.72           0
     4                      0                                    63.16           0
     5                      0                                    63.65           0
     6                      0                                    64.17           0
     7                      0                                    64.73           0
     8                      0                                    65.31           0
     9                      0                                    65.91           0
     10                     0                                    66.56           0
     11                     0                                    69.14           0
     12                     0                                    71.94           0
     13                     0                                    74.99           0
     14                     0                                    78.32           0
     15                     0                                    81.96           0
     16                     0                                    85.92           0
     17                     0                                    90.11           0
     18                     0                                    94.63           0
     19                     0                                    99.55           0
 20 BEFORE     (4)    109,455   (4)
  20 AFTER     (5)          0             $ 78,185   (7)        105.02   (8) 11,495    (6)
     21                     0                  N/A                 N/A       11,495
     22                     0                  N/A                 N/A       11,495
     23                     0                  N/A                 N/A       11,495
     24                     0                  N/A                 N/A       11,495
     25                     0                  N/A                 N/A       11,495
     26                     0                  N/A                 N/A       11,495
     27                     0                  N/A                 N/A       11,495
     28                     0                  N/A                 N/A       11,495
     29                     0                  N/A                 N/A       22,989    (9)
     30                     0                  N/A                 N/A       22,989
     31                     0                  N/A                 N/A       22,989

(1) Payout Rates are only guaranteed if Personal Pension Account Payouts begin within the guarantee window. Personal Pension Account Payouts that begin outside the guarantee window are generally established using rates set at our discretion, subject to the terms of your Contract. We cannot speculate what payout rates could be when commencing Personal Pension Account Payouts outside of the guarantee window. These rates may be as high as, but will never be greater than, the payout rates guaranteed for Personal Pension Account Payouts we set at the time of your Personal Pension Account Contributions. Payout amounts will be no lower than the non-forfeiture amount described in the Owner's contract.

(2) The Accumulation Balance is depleted to $0 based on all amounts being converted to Annuity Payout Value. CDSCs and Premium tax not shown in the Example.

(3)  Interest is no longer credited under the Personal Pension Account.

APP A-8

-------------------------------------------------------------------------------

(4) In year 20, the Owner elected to commute half of their Annuity Payout Value and receive the remaining half in the form of Personal Pension Account Payouts. Thus, the Accumulation Balance of $210,910 is split in half. $109,455 is converted into Annuity Payout Value and will serve as the basis for Personal Pension Account Payouts. The remaining $109,455 will serve as the basis for the Commuted Value calculation.

(5) The Annuity Payout Value of $109,455 is reduced by the Personal Pension Account Payout of $11,495, leaving an Annuity Payout Value of $97,960 remaining.

(6) The Personal Pension Account Payout is derived by multiplying the Annuity Payout Value by the appropriate payout rate and dividing by 1,000. In this case, $109,455*105.02/1,000 = $11,495. However, in this example, half of the Personal Pension Account Payouts are commuted and paid to the Owner in one lump sum. Life contingent Personal Pension Account Payouts may resume after the Guarantee Payout Duration if the Annuitant and Owner are living as illustrated in years 29, 30, and 31.

(7) The Commuted Value depicted is based on commutation of half of the Annuity Payout Value, or $109,455, using a hypothetical discount rate of 6%. The Commuted Value is equal to the present value of the Personal Pension Account Payout(s) associated with the Annuity Payout Value over the remaining Guaranteed Payout Duration (i.e., $109,455/$11,495, rounded down = 9) calculated using the discount rate.

(8) A hypothetical Payout Rate is used because Personal Pension Account Payouts and commutation occur outside of the guarantee window.

(9) In this case, the lifetime Personal Pension Account Payouts for each Annuity Payout Value is $11,495 ($109,455*105.02/1000 = $11,495). When
     combined, these lifetime Personal Pension Account Payouts equal $22,989. Lifetime Personal Pension Account Payouts begin because in this Example the Annuitant is still living. The Owner would give up these lifetime Personal Pension Account Payouts if he or she terminated the Contract.

                    APP A-9

--------------------------------------------------------------------------------

EXAMPLE 5:

The following examples illustrate automatic transfers of investment gains from Sub-Account(s) into the Personal Pension Account (PPA). The examples assume a $100,000 initial premium payment into the Sub-Account(s) with $10,000 initial Contribution into PPA. The examples illustrate the effect of these types of transfers on the components of the variable annuity Contract in varying market conditions. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(a)  FIXED DOLLAR AMOUNT OPTION

Under this option, the client indicates the specific dollar amount to be transferred and frequency of the transfers. The below illustrates an annual transfer of $5,000 with program election occurring at the time of Contract issue. As used below, "Boy" refers to the beginning of Contract Year.

            CONTRACT         CONTRACT
CONTRACT     VALUE            VALUE                ANNUAL           AWA*
  YEAR       (BOY)        (END OF YEAR)        PERFORMANCE(1)      (BOY)
--------------------------------------------------------------------------
    1      $100,000.00      $102,000.00              2.00%        $5,000.00
    2       97,000.00       100,000.00               3.09%        5,000.00
    3       95,000.00        94,500.00               %            5,000.00
    4       89,500.00        95,000.00               6.15%        5,000.00
    5       90,000.00        98,000.00               8.89%        5,000.00
    6       93,000.00       106,000.00              13.98%        6,000.00
    7      101,000.00       104,000.00               2.97%        5,000.00
    8       99,000.00       105,000.00               6.06%        5,000.00

                          PPA -
                         BENEFIT         TOTAL DEATH
CONTRACT      RGP*      BALANCE(2)         BENEFIT         TRANSFER
  YEAR       (BOY)        (BOY)             (BOY)           AMOUNT
---------  --------------------------------------------------------
    1      $100,000.00   $10,000.00       $112,000.00      $5,000.00
    2      100,000.00     15,300.00       115,300.00       5,000.00
    3      100,000.00     20,759.00       115,259.00       5,000.00
    4      100,000.00     26,381.77       121,381.77       5,000.00
    5      100,000.00     32,173.22       130,173.22       5,000.00
    6      100,000.00     38,138.42       144,138.42       5,000.00
    7      100,000.00     44,282.57       148,282.57       5,000.00
    8      100,000.00     50,611.05       155,611.05       5,000.00

* As used in this table, AWA refers to Annual Withdrawal Amount and RGP refers to Remaining Gross Premium.

(1) The annual performance displayed applies only to the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2)  Annual interests of 3% was utilized in determining the Benefit Balance.

(b) INVESTMENT GAINS OPTION

(a) Under this option, we will automatically transfer over any investment gains determined under the program on an annual basis into the Personal Pension Account. In this example the program was established at the time of Contract issue and there is fluctuating (positive and negative) market conditions. As used below, "BOY" refers to beginning of Contract Year and "EOY" refers to end of Contract Year.

                                                                  PPA         PPA
                CONTRACT      CONTRACT                          BENEFIT     BENEFIT
  CONTRACT       VALUE         VALUE          INVESTMENT        BALANCE     BALANCE
    YEAR         (BOY)         (EOY)          GAINS(1)(2)        (BOY)      (EOY)(4)
-------------------------------------------------------------------------------------
     1         $100,000.00    $99,000.00               -       $10,000.00  $10,300.00
     2           99,000.00    101,000.00       $1,000.00        10,300.00   11,609.00
     3          100,000.00     95,000.00               -   (3)  11,609.00   11,957.27
     4           95,000.00     93,550.00               -        11,957.27   12,315.99
     5           93,550.00     98,000.00               -        12,315.99   12,685.47
     6           98,000.00    100,000.00               -        12,685.47   13,066.03
     7          100,000.00     99,500.00               -        13,066.03   13,458.01
     8           99,500.00    102,000.00        2,000.00        13,458.01   15,861.75

(1) Investment Gains are determined by comparing the positive difference between your Anniversary Value and Starting Value adjusted for surrenders as of each Contract Anniversary. For example, in year 2, we compare the $100,000 PPA Benefit Balance to the Contract Value EOY $101,000.

(2)  Is the amount transferred to the Personal Pension Account.

(3) No transfer to the Personal Pension Account occurs as there are no Investment Gains.

(4) Annual credited interest rate of 3% was utilized in determining the Benefit Balance.

APP A-10

--------------------------------------------------------------------------------

(c)  INVESTMENT GAINS OPTION

(b) Any optional death benefits elected on your contract would be impacted by the transfer of investment gains.

Return of Premium I elected

                                                                                              ROP I                   ROP I
                  CONTRACT      CONTRACT                                ROP I             DEATH BENEFIT           DEATH BENEFIT
   CONTRACT        VALUE         VALUE          INVESTMENT          DEATH BENEFIT         PREMIUMS PRIOR             PREMIUMS
     YEAR          (BOY)         (EOY)             GAINS          WITHDRAWAL LIMIT         TO TRANSFER            AFTER TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
      1          $100,000.00    $99,000.00               -            $5,000.00             $100,000.00             $100,000.00
      2            99,000.00    101,000.00       $1,000.00             5,000.00              100,000.00               99,000.00  (1)

Return of Premium II elected

                                                                                              ROP II                  ROP II
                CONTRACT      CONTRACT                                ROP II              DEATH BENEFIT           DEATH BENEFIT
  CONTRACT       VALUE         VALUE          INVESTMENT           DEATH BENEFIT          PREMIUMS PRIOR             PREMIUMS
    YEAR         (BOY)         (EOY)             GAINS           WITHDRAWAL LIMIT          TO TRANSFER            AFTER TRANSFER
------------------------------------------------------------------------------------------------------------------------------------
     1         $100,000.00    $99,000.00               -                0.00                $100,000.00             $100,000.00
     2           99,000.00    101,000.00       $1,000.00                0.00                 100,000.00               99,009.90  (2)

Maximum Anniversary Value elected

                                                                                                                   ANNIVERSARY
                          CONTRACT      CONTRACT                                  MAV           ANNIVERSARY          VALUE AT
       CONTRACT            VALUE         VALUE          INVESTMENT           DEATH BENEFIT      VALUE PRIOR        END OF EACH
         YEAR              (BOY)         (EOY)             GAINS           WITHDRAWAL LIMIT     TO TRANSFER       CONTRACT YEAR
------------------------------------------------------------------------------------------------------------------------------------
          1              $100,000.00    $99,000.00               -                 N/A           $100,000.00        $100,000.00  (4)
          2                99,000.00    101,000.00       $1,000.00                 N/A            100,000.00          99,009.90  (3)

(1) Transfers within the Return of Premium I Death Benefit Withdrawal Limit impact the Return of Premium I Death Benefit on a dollar for dollar basis.

(2) Transfers impact the Return of Premium II Death Benefit on a proportional basis. We determine a factor by 1 - (Amount of the Partial Surrender in excess of the Withdrawal Limit /(Contract Value Prior to Surrender - Withdrawal Limit)). Assume the Contract Value prior to Surrender was $101,000, therefore the factor is 1-($10,000/($101,000-$0)), or 0.99009901.

(3) Transfers impact the Maximum Anniversary Value Death Benefit on a proportional basis. We determine a factor by 1-(Partial Surrender / Contract Value Prior to Surrender). Assume the Contract Value Prior to Surrender was $101,000, therefore the factor is 1-($1,000/$101,000), or 0.99009901.

(4) The Contract Year 1 Anniversary Value would also be adjusted to $99,009.90 due to the Year 2 $1,000 transfer.

(d) INCOME PATH-ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:

In this example, the Income Path program is established at the time of Contract issue. The current age of the Annuitant is 70, and the Target Income Age is 75; therefore, the length of time to the Target Income Age 5 years. The Starting Allocation elected is 60% Contract Value and 40% Personal Pension Account. The Target Allocation elected is 20% Contract Value and 80% Personal Pension Account. If there was no financial activity and flat annual performance, we would transfer 8.00% annually:

(Contract Value Starting Allocation - Contract Value Ending Allocation) / number of years from program start date to Target Income Age

(60 - 20) / 5 = 8.00%

                    APP A-11

--------------------------------------------------------------------------------

(e)  INCOME PATH ANNUAL TRANSFER SCHEDULE WITH PERFORMANCE:

                                                                                           INCOME PATH
                                                                                             PROGRAM
                                                                                        ANNUAL ALLOCATION
                                               "PRIOR TO TRANSFER"                          PERCENTAGE
                                                   PERCENTAGES                               TARGETS
                       ANNUAL
                      CONTRACT                                   PPA -                                     PPA -
   CONTRACT             VALUE            CONTRACT               BENEFIT           CONTRACT                BENEFIT
     YEAR          PERFORMANCE(1)          VALUE                BALANCE            VALUE                  BALANCE
---------------------------------------------------------------------------------------------------------------------
       0                                    60.0%                 40.0%            60.0%                    40.0%
       1                   4.3%             60.3%                 39.7%            52.0%                    48.0%
       2                   2.1%             51.8%                 48.2%            44.0%(2)                 56.0%
       3                  -1.6%             42.9%                 57.1%            36.0%                    64.0%
       4                   8.9%             37.3%                 62.7%            28.0%                    72.0%
       5                  -2.4%             26.9%                 73.1%            20.0%                    80.0%

                        ACTUAL
                       TRANSFER
                      FROM CV TO
                         PPA:                    "AFTER TRANSFER"
                      PERCENTAGE                    PERCENTAGES

                                                                  PPA -
   CONTRACT            TRANSFER           CONTRACT               BENEFIT
     YEAR              OF CV %              VALUE                BALANCE
---------------  -----------------------------------------------------------
       0                0.0%                 60.0%                 40.0%
       1                8.3%                 52.0%                 48.0%
       2                7.8%(3)              44.0%                 56.0%
       3                6.9%                 36.0%                 64.0%
       4                9.3%                 28.0%                 72.0%
       5                6.9%                 20.0%                 80.0%

(1) The annual performance displayed applies only to the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(2) Calculated as follows: Previous year Contract Value percentage - (Starting Allocation - Ending Allocation) / number of years from program start date to Target Income Age: 52.0% - (60 - 20) / 5 = 44.0%

(3) Calculated as follows: Contract Value "Prior to Transfer" Percentage - Contract Value Percentage Target: 51.8% - 44.0% = 7.8%


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT EXAMPLES


MAXIMUM ANNIVERSARY VALUE (MAV):

This Death Benefit is equal to the greatest of A, B or C, where:

A = Contract Value (minus Distribution Charges);

B = Premium Payments adjusted for partial Surrenders; and

C = Maximum Anniversary Value.

APP A-12

--------------------------------------------------------------------------------

Assume your initial Premium Payment is $100,000.

                                           TOTAL
                                          PREMIUM
                                         PAYMENTS
                           CONTRACT    (ADJUSTED BY      CONTRACT
       CONTRACT          VALUE(3)(4)    SURRENDERS)        VALUE
         YEAR                "A"            "B"       PERFORMANCE(4)
--------------------------------------------------------------------------
           0              $100,000.00   $100,000.00              0.00%
           1               102,120.00    100,000.00              2.12%
           2               107,001.34    100,000.00              4.78%
           3               105,663.82    100,000.00             -1.25%
           4                96,259.74    100,000.00             -8.90%
           5               106,424.77    100,000.00             10.56%

                                                                  GUARANTEED
                                                                    MINIMUM
                                                                 DEATH BENEFIT
                                              MAXIMUM              AT END OF
                                            ANNIVERSARY       EACH CONTRACT YEAR
       CONTRACT          ANNIVERSARY          VALUE(5)       GREATEST OF "A", "B",
         YEAR              VALUE(2)             "C"                 AND "C"
-----------------------  ------------------------------------------------------------
           0                        -                  -          $100,000.00
           1              $102,120.00        $102,120.00           102,120.00
           2               107,001.34   (1)   107,001.34           107,001.34
           3               105,663.82         107,001.34           107,001.34
           4                96,259.74         107,001.34           107,001.34
           5               106,424.77         107,001.34           107,001.34

(1) Is the highest Anniversary Value and therefore is the Maximum Anniversary Value (MAV).

(2) Anniversary Value each year is first established as the Contract Value on that Anniversary and may later be adjusted by subsequent Premium Payments and Partial Surrenders, if applicable.

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

(5)  Is the Maximum Anniversary Value as of the end of each Contract Year.

                    APP A-13

--------------------------------------------------------------------------------

Assume your initial Premium Payment is $100,000. At the end of Contract Year 2 you apply a subsequent Premium Payment of $50,000. In Contract Year 5 you take a partial Surrender for $10,000.

                             TOTAL
                            PREMIUM                                                                         DEATH BENEFIT
                           PAYMENTS                                                      MAXIMUM              AT END OF
             CONTRACT    (ADJUSTED BY          CONTRACT                                ANNIVERSARY       EACH CONTRACT YEAR
 CONTRACT   VALUE(5)(7)   SURRENDERS)            VALUE       ANNIVERSARY                 VALUE(8)       GREATEST OF "A", "B",
   YEAR         "A"           "B"           PERFORMANCE(4)     VALUE(4)                    "C"                 AND "C"
--------------------------------------------------------------------------------------------------------------------------------
    0       $100,000.00   $100,000.00              0.00  %              -                         -         $100,000.00
    1        102,120.00    100,000.00              2.12  %    $141,828.27  (1)(3)       $102,120.00          102,120.00
    2        157,001.34    150,000.00   (2)        4.78  %     146,379.36  (1)(3)(6)     157,001.34          157,001.34
    3        155,038.82    150,000.00             -1.25  %     144,549.62  (3)           157,001.34          157,001.34
    4        141,240.36    150,000.00             -8.90  %     131,684.70  (3)           157,001.34          157,001.34
    5        137,808.04    139,851.70   (3)        4.65  %     137,808.04                146,379.36          146,379.36

(1) The Year 1 & 2 Anniversary Values are adjusted by the subsequent Premium Payment of $50,000.

(2) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(3) The $10,000 Partial Surrender results in a factor of 0.932344682 being applied to Premium Payments as well as previous Anniversary Values. The factor of 0.932344682 is derived by 1-(Partial Surrender $10,000 / Contract Value Prior to Surrender $147,808.04). We will reduce the assigned value of Premium Payments and Maximum Anniversary Value as used in this formula based on a factor whenever partial Surrenders occur. The factor is equal to 1-(a/b) where "a" is the amount of the partial Surrender and "b" is the Contract Value immediately prior to the partial Surrender. The impact of the $10,000 Partial Surrender on the Death Benefit would be the same if a $10,000 transfer to the Personal Pension Account was made.

(4) Anniversary Value each year is first established as the Contract Value on that Anniversary and later may be adjusted by subsequent Premium Payments and Partial Surrenders, if applicable.

(5)  Does not reflect a Distribution Charge, if applicable.

(6) Is the Maximum Anniversary Value (MAV) as adjusted by subsequent Premium Payments and Partial Surrenders.

(7) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Surrender activity. Annual Performance is only shown for illustration purposes, and is not indicative of the performance you have achieved or will achieve under the rider.

APP A-14

--------------------------------------------------------------------------------

Maximum Anniversary Value Rider Charge

Assume the Maximum Anniversary Value is $102,120.00 and Premium Payments is $100,000. The current rider charge is 0.75%.

The current rider charge is assessed on the greater of the Maximum Anniversary Value or Premium Payments; therefore, the rider charge is $765.90, or $102,120 x 0.75%.

                    APP A-15

--------------------------------------------------------------------------------


RETURN OF PREMIUM II DEATH BENEFIT EXAMPLE


Assume your initial Premium Payment is $100,000. In Contract Year 2 you apply a subsequent Premium Payment of $50,000. In Contract Year 5 you take a partial Surrender for $10,000.

                                                     GUARANTEED
                                                      MINIMUM
                                                   DEATH BENEFIT
  CONTRACT      CONTRACT      PREMIUM                AT END OF
    YEAR      VALUE(3)(4)     PAYMENTS           EACH CONTRACT YEAR
---------------------------------------------------------------------
     0         $100,000.00   $100,000.00             $100,000.00
     1          102,120.00    100,000.00              102,120.00
     2          157,001.34    150,000.00   (1)        157,001.34
     3          155,038.82    150,000.00              155,038.82
     4          141,240.36    150,000.00              150,000.00
     5          137,808.04    139,851.70   (2)        139,851.70

(1) Premium Payments of $100,000 are adjusted by the subsequent Premium Payment of $50,000.

(2) The $10,000 Partial Surrender results in a factor of 0.932344682 being applied to Premium Payments. After multiplying the factor of 0.932344682 to $150,000, the adjusted Premium Payments equal $139,851.70. The factor of
     0.932344682 is derived by 1-(Partial Surrender $10,000 / Contract Value Prior to Surrender $147,808.04). The impact of the $10,000 Partial Surrender on the Minimum Guaranteed Death Benefit would be the same if a $10,000 transfer to the Personal Pension Account was made.

(3)  Does not reflect a Distribution Charge, if applicable.

(4) Assumes annual performance on the Contract Value, as well as subsequent Premium Payment and Partial Surrender activity.

APP A-16

-------------------------------------------------------------------------------

RETURN OF PREMIUM I DEATH BENEFIT EXAMPLES

EXAMPLE 1: ASSUME YOUR INITIAL PREMIUM PAYMENT IS $100,000. IN CONTRACT YEAR 1 YOU APPLY A SUBSEQUENT PREMIUM PAYMENT OF $50,000. IN CONTRACT YEAR 3 YOU TAKE A PARTIAL SURRENDER FOR $1,000 AND IN THE SAME CONTRACT YEAR YOU TAKE ANOTHER PARTIAL SURRENDER FOR $10,000, YOUR CONTRACT VALUE IMMEDIATELY FOLLOWING IS $173,000.

YOUR INITIAL VALUE:

$100,000

VALUE AFTER THE SUBSEQUENT PREMIUM PAYMENT OF $50,000:

$150,000, which is the prior value increased by the amount of the subsequent Premium Payments

VALUE AFTER THE PARTIAL SURRENDER ($1,000):

$149,000, which is the prior value reduced dollar-for-dollar by the amount of the Surrender because it is within the withdrawal limit

VALUE AFTER THE ADDITIONAL PARTIAL SURRENDER ($10,000):

$139,674.22, which is the prior value reduced first dollar-for-dollar by the amount of the Surrender not in excess of 5% of Premium Payments ($6,500) and then proportional for the amount in excess of 5% of Premium Payments ($3,500).

The proportionate reduction is determined by first determining the factor:

1 - (excess Surrender/(Contract Value prior to the Surrender - Death Benefit withdrawal limit remaining)

1- ($3,500/($173,000 + $10,000 - $6,500) = .980169971

Once the factor is determined the value prior to the Surrender is first reduced dollar-for-dollar by the amount of the Surrender not in excess of the Death Benefit withdrawal limit:

$149,000 - $6,500 =$142,500

This value is then multiplied by the factor:

$142,500 * .980169971 = $139,674.22

The death benefit would be the Contract Value or $173,000. You will also receive the Personal Pension Account death benefit equal to any remaining Benefit Balance.

EXAMPLE 2: SAME FACTS AS ABOVE EXCEPT THE BENEFIT BALANCE AT THE TIME OF DEATH WAS EQUAL TO $100,000.

The Death Benefit would be $273,000 (Return of Premium Death Benefit = $173,000 + Personal Pension Account Death Benefit = $100,000).

REMAINING GROSS PREMIUM EXAMPLES

EXAMPLE 1: ILLUSTRATES A PARTIAL SURRENDER THAT IS LESS THAN THE AWA IN A DOWN MARKET. ASSUME A PARTIAL SURRENDER TAKEN IN CONTRACT YEAR 2 EQUALS $5,000.

VALUES PRIOR TO THE PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the partial Surrender is $90,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the partial Surrender is $85,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $100,000. The partial Surrender was equal to the AWA so the Remaining Gross Premium is not reduced

-   Your CDSC is $0, as the AWA was not exceeded

                                                                    APP A-17

-------------------------------------------------------------------------------

EXAMPLE 2: ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN A DOWN MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS. ASSUME TWO PARTIAL SURRENDERS ARE TAKEN IN CONTRACT YEAR 2, FOR $5,000 EACH. ANOTHER PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 3 FOR $15,000.

VALUES PRIOR TO THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the partial Surrender is $90,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the first partial Surrender is $85,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $100,000. The partial Surrender was equal to the AWA so the Remaining Gross Premium is not reduced

-   Your CDSC is $0 because the AWA was not exceeded

VALUES PRIOR TO THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the second partial Surrender is $75,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $0

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the second partial Surrender is $70,000

- Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $95,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($5,000) of the AWA

- The CDSC applied to this $5,000 partial Surrender is $350, which is the amount of the partial Surrender in excess of the AWA ($5,000) multiplied by 7%

VALUES PRIOR TO THE THIRD PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value prior to the third partial Surrender is $78,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $9,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premium is $95,000

APP A-18

-------------------------------------------------------------------------------

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the second partial Surrender is $68,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA has been taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $85,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($10,000) of the AWA

- The CDSC applied to this $15,000 partial Surrender is $700, which is the amount of the partial Surrender in excess of the AWA ($10,000) multiplied by 7%

EXAMPLE 3: ILLUSTRATES A PARTIAL SURRENDER IN EXCESS OF THE AWA IN AN UP MARKET, THE NON-CUMULATIVE FEATURE OF THE AWA AND IMPACTS TO FUTURE AWA CALCULATIONS. ASSUME BOTH PARTIAL SURRENDERS ARE TAKEN IN CONTRACT YEAR 1 FOR $10,000 EACH. ANOTHER PARTIAL SURRENDER IS TAKEN IN CONTRACT YEAR 3 FOR $15,000

VALUES PRIOR TO THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the partial Surrender is $110,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $10,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $10,000, which are your earnings

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE FIRST PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the first partial Surrender is $100,000

- Your AWA is $0 for the remainder of the Contract Year because the full AWA was taken (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $100,000. The partial Surrender did not exceed the AWA so the Remaining Gross Premium is not reduced

-   Your CDSC is $0 because the AWA was not exceeded

VALUES PRIOR TO THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value prior to the second partial Surrender is $100,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $0

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE SECOND PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the second partial Surrender is $90,000

- Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $90,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($10,000) of the AWA

- The CDSC applied to this $10,000 partial Surrender is $700, which is the amount of the partial Surrender in excess of the AWA ($10,000) multiplied by 7%

                                                                    APP A-19

-------------------------------------------------------------------------------

VALUES PRIOR TO THE THIRD PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value prior to the third partial Surrender is $99,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $9,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $9,000, which are your earnings

-   Your Remaining Gross Premiums are $90,000

VALUES AFTER THE THIRD PARTIAL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value after the third partial surrender is $84,000

- Your AWA is $0 for the remainder of the Contract Year because the AWA has been exceeded (unless future earnings within the same Contract Year exceed 5% of the total Premium Payments subject to CDSC)

- Your Remaining Gross Premium is $84,000, which is your prior Remaining Gross Premium reduced by the amount of the partial Surrender in excess ($6,000) of the AWA

- The CDSC applied to this $15,000 partial Surrender is $420, which is the amount of the partial Surrender in excess of the AWA ($6,000) multiplied by 7%

EXAMPLE 4: ILLUSTRATES A FULL SURRENDER CALCULATION WITH ONE OF TWO PREMIUM PAYMENTS OUT OF THE APPLICABLE CDSC SCHEDULE. ASSUME TWO PREMIUM PAYMENTS WERE MADE FOR $100,000 EACH. ONE PAYMENT WAS APPLIED IN THE BEGINNING OF CONTRACT YEAR 1, THE SECOND IN THE BEGINNING OF CONTRACT YEAR 3. A FULL SURRENDER IS TAKEN IN CONTRACT YEAR 8.

VALUES PRIOR TO THE FULL SURRENDER:

-   Your total Premium Payments are $200,000

-   Your Contract Value just prior to the full Surrender is $300,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $100,000

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $200,000, which is the premium out of CDSC schedule ($100,000) plus your earnings

- Your Remaining Gross Premium for the second Premium Payment (still in CDSC) is $100,000

VALUES AFTER THE FULL SURRENDER:

-   Your Contract Value after the full Surrender is $0

- The CDSC applied to this $300,000 full Surrender is $4,000, which is the maximum of the full Surrender or Remaining Gross Premium, reduced by the AWA ($100,000) multiplied by 4%

EXAMPLE 5: ILLUSTRATES A FULL SURRENDER CALCULATION IN A DOWN MARKET.

VALUES PRIOR TO THE FULL SURRENDER:

-   Your total Premium Payments are $100,000

-   Your Contract Value just prior to the full Surrender is $50,000

- Your earnings (maximum of Contract Value - Remaining Gross Premiums, or 0) are $0

- Your AWA (maximum of earnings, or 5% of total Premium Payments subject to CDSC) is $5,000, which is 5% of total Premium Payments subject to CDSC

-   Your Remaining Gross Premiums are $100,000

VALUES AFTER THE FULL SURRENDER:

-   Your Contract Value after the full Surrender is $0

- The CDSC applied to this $50,000 full Surrender is $6,650, which is the maximum of the full Surrender or Remaining Gross Premium reduced by the AWA ($95,000) multiplied by 7% (using the 7-year CDSC schedule applicable to the B-Share Hartford's Personal Retirement Manager variable annuity Contract)

                                                                     APP B-1

-------------------------------------------------------------------------------

APPENDIX B - ACCUMULATION UNIT VALUES

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Value, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by contacting us.

HARTFORD LIFE INSURANCE COMPANY

B SHARE

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.490  (a)
  Accumulation Unit Value at end of period                          $12.053
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.425  (a)
  Accumulation Unit Value at end of period                          $12.155
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.393  (a)
  Accumulation Unit Value at end of period                          $12.114
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. POWERSHARES ETF ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.539  (a)
  Accumulation Unit Value at end of period                          $11.642
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.364  (a)
  Accumulation Unit Value at end of period                          $11.628
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.393  (a)
  Accumulation Unit Value at end of period                          $11.858
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.122  (a)
  Accumulation Unit Value at end of period                          $12.456
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.242  (a)
  Accumulation Unit Value at end of period                          $13.181
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.071  (a)
  Accumulation Unit Value at end of period                          $11.689
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-2

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.557  (a)
  Accumulation Unit Value at end of period                          $12.383
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.420  (a)
  Accumulation Unit Value at end of period                          $10.584
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.580  (a)
  Accumulation Unit Value at end of period                          $10.650
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.687  (a)
  Accumulation Unit Value at end of period                          $12.588
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.758  (a)
  Accumulation Unit Value at end of period                          $12.427
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.888  (a)
  Accumulation Unit Value at end of period                          $12.642
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.569  (a)
  Accumulation Unit Value at end of period                          $12.296
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.403  (a)
  Accumulation Unit Value at end of period                          $12.121
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.864  (a)
  Accumulation Unit Value at end of period                          $12.377
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.491  (a)
  Accumulation Unit Value at end of period                          $12.423
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.765  (a)
  Accumulation Unit Value at end of period                          $12.439
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                     APP B-3

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.509(a)
  Accumulation Unit Value at end of period                          $12.188
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.797(a)
  Accumulation Unit Value at end of period                          $11.252
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.310(a)
  Accumulation Unit Value at end of period                          $12.263
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.061(a)
  Accumulation Unit Value at end of period                          $11.972
  Number of Accumulation Units outstanding at end of                      1
   period (in thousands)
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.215(a)
  Accumulation Unit Value at end of period                          $11.785
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.164(a)
  Accumulation Unit Value at end of period                          $12.356
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.581(a)
  Accumulation Unit Value at end of period                          $12.507
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.629(a)
  Accumulation Unit Value at end of period                          $11.125
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.724(a)
  Accumulation Unit Value at end of period                          $12.581
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.266(a)
  Accumulation Unit Value at end of period                          $11.958
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.379(a)
  Accumulation Unit Value at end of period                          $12.110
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)

APP B-4

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.756(a)
  Accumulation Unit Value at end of period                          $12.568
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.691(a)
  Accumulation Unit Value at end of period                          $12.380
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.451(a)
  Accumulation Unit Value at end of period                          $12.103
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.576(a)
  Accumulation Unit Value at end of period                          $12.428
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.125(a)
  Accumulation Unit Value at end of period                          $12.337
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.438(a)
  Accumulation Unit Value at end of period                          $12.191
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.997(a)
  Accumulation Unit Value at end of period                          $12.339
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.994(a)
  Accumulation Unit Value at end of period                           $9.979
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.539(a)
  Accumulation Unit Value at end of period                          $12.256
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.512(a)
  Accumulation Unit Value at end of period                          $10.718
  Number of Accumulation Units outstanding at end of                      1
   period (in thousands)
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.170(a)
  Accumulation Unit Value at end of period                          $10.247
  Number of Accumulation Units outstanding at end of                      -
   period (in thousands)

                                                                     APP B-5

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.482  (a)
  Accumulation Unit Value at end of period                          $12.081
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT ALL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.797  (b)
  Accumulation Unit Value at end of period                          $10.876
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.520  (b)
  Accumulation Unit Value at end of period                          $10.873
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.668  (b)
  Accumulation Unit Value at end of period                          $10.480
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.407  (a)
  Accumulation Unit Value at end of period                          $12.337
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.402  (a)
  Accumulation Unit Value at end of period                          $12.084
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.569  (a)
  Accumulation Unit Value at end of period                          $10.776
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.911  (a)
  Accumulation Unit Value at end of period                          $11.280
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.180  (a)
  Accumulation Unit Value at end of period                          $11.768
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.887  (a)
  Accumulation Unit Value at end of period                          $11.330
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.474  (a)
  Accumulation Unit Value at end of period                          $11.997
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-6

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.535  (a)
  Accumulation Unit Value at end of period                          $11.950
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.532  (a)
  Accumulation Unit Value at end of period                          $12.237
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.919  (a)
  Accumulation Unit Value at end of period                          $12.815
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.045  (a)
  Accumulation Unit Value at end of period                          $12.505
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.491  (a)
  Accumulation Unit Value at end of period                          $11.013
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.810  (a)
  Accumulation Unit Value at end of period                          $12.395
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
C SHARE
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.270  (a)
  Accumulation Unit Value at end of period                           $9.180
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.407  (a)
  Accumulation Unit Value at end of period                           $8.528
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.373  (a)
  Accumulation Unit Value at end of period                          $12.062
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. POWERSHARES ETF ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.585  (a)
  Accumulation Unit Value at end of period                          $13.069
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.543  (a)
  Accumulation Unit Value at end of period                           $8.997
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                     APP B-7

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.355  (a)
  Accumulation Unit Value at end of period                           $9.031
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $5.138  (a)
  Accumulation Unit Value at end of period                           $6.811
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.692  (a)
  Accumulation Unit Value at end of period                           $9.418
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.051  (a)
  Accumulation Unit Value at end of period                          $11.639
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.536  (a)
  Accumulation Unit Value at end of period                          $12.330
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.402  (a)
  Accumulation Unit Value at end of period                          $10.539
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.562  (a)
  Accumulation Unit Value at end of period                          $10.605
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.667  (a)
  Accumulation Unit Value at end of period                          $12.534
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.738  (a)
  Accumulation Unit Value at end of period                          $12.374
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.867  (a)
  Accumulation Unit Value at end of period                          $12.588
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.549  (a)
  Accumulation Unit Value at end of period                          $12.243
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-8

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.383  (a)
  Accumulation Unit Value at end of period                          $12.070
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.843  (a)
  Accumulation Unit Value at end of period                          $12.325
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.470  (a)
  Accumulation Unit Value at end of period                          $12.370
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.352  (a)
  Accumulation Unit Value at end of period                           $8.490
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.434  (a)
  Accumulation Unit Value at end of period                           $8.871
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.778  (a)
  Accumulation Unit Value at end of period                          $11.204
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.290  (a)
  Accumulation Unit Value at end of period                          $12.211
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.041  (a)
  Accumulation Unit Value at end of period                          $11.920
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.196  (a)
  Accumulation Unit Value at end of period                          $11.735
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.142  (a)
  Accumulation Unit Value at end of period                          $12.304
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.560  (a)
  Accumulation Unit Value at end of period                          $12.453
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                     APP B-9

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.611  (a)
  Accumulation Unit Value at end of period                          $11.077
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $5.837  (a)
  Accumulation Unit Value at end of period                           $8.389
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  5
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.832  (a)
  Accumulation Unit Value at end of period                           $8.469
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.154  (a)
  Accumulation Unit Value at end of period                           $8.800
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.163  (a)
  Accumulation Unit Value at end of period                           $8.642
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $5.385  (a)
  Accumulation Unit Value at end of period                           $7.206
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.580  (a)
  Accumulation Unit Value at end of period                           $8.715
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.050  (a)
  Accumulation Unit Value at end of period                           $7.736
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.645  (a)
  Accumulation Unit Value at end of period                          $11.349
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.417  (a)
  Accumulation Unit Value at end of period                          $12.139
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.246  (a)
  Accumulation Unit Value at end of period                           $8.224
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-10

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $1.177  (a)
  Accumulation Unit Value at end of period                           $1.162
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                             44,764
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.658  (a)
  Accumulation Unit Value at end of period                           $8.493
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.022  (a)
  Accumulation Unit Value at end of period                          $10.238
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  8
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.617  (a)
  Accumulation Unit Value at end of period                           $9.808
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.093  (a)
  Accumulation Unit Value at end of period                           $8.703
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT ALL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.784  (b)
  Accumulation Unit Value at end of period                          $10.844
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $8.339  (b)
  Accumulation Unit Value at end of period                          $11.050
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.911  (b)
  Accumulation Unit Value at end of period                           $8.107
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.785  (a)
  Accumulation Unit Value at end of period                           $9.193
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.127  (a)
  Accumulation Unit Value at end of period                           $8.899
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.561  (a)
  Accumulation Unit Value at end of period                          $10.933
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                    APP B-11

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $8.033  (a)
  Accumulation Unit Value at end of period                           $9.330
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.271  (a)
  Accumulation Unit Value at end of period                           $8.784
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.868  (a)
  Accumulation Unit Value at end of period                          $11.281
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.454  (a)
  Accumulation Unit Value at end of period                          $11.946
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.514  (a)
  Accumulation Unit Value at end of period                          $11.899
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.511  (a)
  Accumulation Unit Value at end of period                          $12.185
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.898  (a)
  Accumulation Unit Value at end of period                          $12.760
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.023  (a)
  Accumulation Unit Value at end of period                          $12.452
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.472  (a)
  Accumulation Unit Value at end of period                          $10.966
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.789  (a)
  Accumulation Unit Value at end of period                          $12.342
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

(a)  Inception date September 14, 2009.

(b) Inception date October 19, 2009.

APP B-12

-------------------------------------------------------------------------------

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
B SHARE
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.490  (a)
  Accumulation Unit Value at end of period                          $12.053
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.425  (a)
  Accumulation Unit Value at end of period                          $12.155
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.393  (a)
  Accumulation Unit Value at end of period                          $12.114
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. POWERSHARES ETF ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.539  (a)
  Accumulation Unit Value at end of period                          $11.642
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.364  (a)
  Accumulation Unit Value at end of period                          $11.628
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.393  (a)
  Accumulation Unit Value at end of period                          $11.858
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.122  (a)
  Accumulation Unit Value at end of period                          $12.456
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.242  (a)
  Accumulation Unit Value at end of period                          $13.181
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.071  (a)
  Accumulation Unit Value at end of period                          $11.689
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.557  (a)
  Accumulation Unit Value at end of period                          $12.383
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.420  (a)
  Accumulation Unit Value at end of period                          $10.584
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  7

                                                                    APP B-13

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.580  (a)
  Accumulation Unit Value at end of period                          $10.650
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.687  (a)
  Accumulation Unit Value at end of period                          $12.588
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.758  (a)
  Accumulation Unit Value at end of period                          $12.427
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.888  (a)
  Accumulation Unit Value at end of period                          $12.642
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.569  (a)
  Accumulation Unit Value at end of period                          $12.296
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  7
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.403  (a)
  Accumulation Unit Value at end of period                          $12.121
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.864  (a)
  Accumulation Unit Value at end of period                          $12.377
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  5
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.491  (a)
  Accumulation Unit Value at end of period                          $12.423
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.765  (a)
  Accumulation Unit Value at end of period                          $12.439
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.509  (a)
  Accumulation Unit Value at end of period                          $12.188
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.797  (a)
  Accumulation Unit Value at end of period                          $11.252
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-14

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.310  (a)
  Accumulation Unit Value at end of period                          $12.263
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.061  (a)
  Accumulation Unit Value at end of period                          $11.972
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.215  (a)
  Accumulation Unit Value at end of period                          $11.785
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.164  (a)
  Accumulation Unit Value at end of period                          $12.356
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.581  (a)
  Accumulation Unit Value at end of period                          $12.507
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.629  (a)
  Accumulation Unit Value at end of period                          $11.125
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.724  (a)
  Accumulation Unit Value at end of period                          $12.581
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 22
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.266  (a)
  Accumulation Unit Value at end of period                          $11.958
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.379  (a)
  Accumulation Unit Value at end of period                          $12.110
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 17
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.756  (a)
  Accumulation Unit Value at end of period                          $12.568
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.691  (a)
  Accumulation Unit Value at end of period                          $12.380
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                    APP B-15

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.451  (a)
  Accumulation Unit Value at end of period                          $12.103
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.576  (a)
  Accumulation Unit Value at end of period                          $12.428
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.125  (a)
  Accumulation Unit Value at end of period                          $12.337
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.438  (a)
  Accumulation Unit Value at end of period                          $12.191
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.997  (a)
  Accumulation Unit Value at end of period                          $12.339
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  6
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.994  (a)
  Accumulation Unit Value at end of period                           $9.979
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.539  (a)
  Accumulation Unit Value at end of period                          $12.256
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.512  (a)
  Accumulation Unit Value at end of period                          $10.718
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 21
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.170  (a)
  Accumulation Unit Value at end of period                          $10.247
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.482  (a)
  Accumulation Unit Value at end of period                          $12.081
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT ALL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.797  (b)
  Accumulation Unit Value at end of period                          $10.876
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1

APP B-16

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.520  (b)
  Accumulation Unit Value at end of period                          $10.873
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.668  (b)
  Accumulation Unit Value at end of period                          $10.480
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.407  (a)
  Accumulation Unit Value at end of period                          $12.337
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.402  (a)
  Accumulation Unit Value at end of period                          $12.084
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.569  (a)
  Accumulation Unit Value at end of period                          $10.776
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  8
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.911  (a)
  Accumulation Unit Value at end of period                          $11.280
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.180  (a)
  Accumulation Unit Value at end of period                          $11.768
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.887  (a)
  Accumulation Unit Value at end of period                          $11.330
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.474  (a)
  Accumulation Unit Value at end of period                          $11.997
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.535  (a)
  Accumulation Unit Value at end of period                          $11.950
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.532  (a)
  Accumulation Unit Value at end of period                          $12.237
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                    APP B-17

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.919  (a)
  Accumulation Unit Value at end of period                          $12.815
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.045  (a)
  Accumulation Unit Value at end of period                          $12.505
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.491  (a)
  Accumulation Unit Value at end of period                          $11.013
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 20
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.810  (a)
  Accumulation Unit Value at end of period                          $12.395
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
C SHARE
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.270  (a)
  Accumulation Unit Value at end of period                           $9.180
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.407  (a)
  Accumulation Unit Value at end of period                           $8.528
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 14
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.373  (a)
  Accumulation Unit Value at end of period                          $12.062
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. POWERSHARES ETF ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.585  (a)
  Accumulation Unit Value at end of period                          $13.069
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.543  (a)
  Accumulation Unit Value at end of period                           $8.997
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  7
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.355  (a)
  Accumulation Unit Value at end of period                           $9.031
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 20
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $5.138  (a)
  Accumulation Unit Value at end of period                           $6.811
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 20

APP B-18

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.692  (a)
  Accumulation Unit Value at end of period                           $9.418
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.051  (a)
  Accumulation Unit Value at end of period                          $11.639
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.536  (a)
  Accumulation Unit Value at end of period                          $12.330
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.402  (a)
  Accumulation Unit Value at end of period                          $10.539
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  7
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.562  (a)
  Accumulation Unit Value at end of period                          $10.605
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.667  (a)
  Accumulation Unit Value at end of period                          $12.534
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.738  (a)
  Accumulation Unit Value at end of period                          $12.374
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.867  (a)
  Accumulation Unit Value at end of period                          $12.588
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.549  (a)
  Accumulation Unit Value at end of period                          $12.243
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  3
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.383  (a)
  Accumulation Unit Value at end of period                          $12.070
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.843  (a)
  Accumulation Unit Value at end of period                          $12.325
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1

                                                                    APP B-19

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.470  (a)
  Accumulation Unit Value at end of period                          $12.370
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.352  (a)
  Accumulation Unit Value at end of period                           $8.490
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                103
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.434  (a)
  Accumulation Unit Value at end of period                           $8.871
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 31
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.778  (a)
  Accumulation Unit Value at end of period                          $11.204
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.290  (a)
  Accumulation Unit Value at end of period                          $12.211
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.041  (a)
  Accumulation Unit Value at end of period                          $11.920
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.196  (a)
  Accumulation Unit Value at end of period                          $11.735
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.142  (a)
  Accumulation Unit Value at end of period                          $12.304
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.560  (a)
  Accumulation Unit Value at end of period                          $12.453
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.611  (a)
  Accumulation Unit Value at end of period                          $11.077
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $5.837  (a)
  Accumulation Unit Value at end of period                           $8.389
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                732

APP B-20

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.832  (a)
  Accumulation Unit Value at end of period                           $8.469
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 26
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.154  (a)
  Accumulation Unit Value at end of period                           $8.800
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                408
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.163  (a)
  Accumulation Unit Value at end of period                           $8.642
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $5.385  (a)
  Accumulation Unit Value at end of period                           $7.206
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  9
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.580  (a)
  Accumulation Unit Value at end of period                           $8.715
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 98
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.050  (a)
  Accumulation Unit Value at end of period                           $7.736
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 55
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.645  (a)
  Accumulation Unit Value at end of period                          $11.349
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  4
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.417  (a)
  Accumulation Unit Value at end of period                          $12.139
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.246  (a)
  Accumulation Unit Value at end of period                           $8.224
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  7
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $1.177  (a)
  Accumulation Unit Value at end of period                           $1.162
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                             72,357
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.658  (a)
  Accumulation Unit Value at end of period                           $8.493
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1

                                                                    APP B-21

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.022  (a)
  Accumulation Unit Value at end of period                          $10.238
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                657
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.617  (a)
  Accumulation Unit Value at end of period                           $9.808
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 10
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.093  (a)
  Accumulation Unit Value at end of period                           $8.703
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
LORD ABBETT ALL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.784  (b)
  Accumulation Unit Value at end of period                          $10.844
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $8.339  (b)
  Accumulation Unit Value at end of period                          $11.050
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 50
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.911  (b)
  Accumulation Unit Value at end of period                           $8.107
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 17
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $6.785  (a)
  Accumulation Unit Value at end of period                           $9.193
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.127  (a)
  Accumulation Unit Value at end of period                           $8.899
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.561  (a)
  Accumulation Unit Value at end of period                          $10.933
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 43
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $8.033  (a)
  Accumulation Unit Value at end of period                           $9.330
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                 80
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $7.271  (a)
  Accumulation Unit Value at end of period                           $8.784
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                238

APP B-22

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.868  (a)
  Accumulation Unit Value at end of period                          $11.281
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.454  (a)
  Accumulation Unit Value at end of period                          $11.946
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.514  (a)
  Accumulation Unit Value at end of period                          $11.899
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.511  (a)
  Accumulation Unit Value at end of period                          $12.185
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.898  (a)
  Accumulation Unit Value at end of period                          $12.760
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.023  (a)
  Accumulation Unit Value at end of period                          $12.452
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.472  (a)
  Accumulation Unit Value at end of period                          $10.966
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.789  (a)
  Accumulation Unit Value at end of period                          $12.342
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
I SHARE
AIM V.I. CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.494  (a)
  Accumulation Unit Value at end of period                          $12.066
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. INTERNATIONAL GROWTH FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.430  (a)
  Accumulation Unit Value at end of period                          $12.167
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. MID CAP CORE EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.398  (a)
  Accumulation Unit Value at end of period                          $12.126
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                    APP B-23

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
AIM V.I. POWERSHARES ETF ALLOCATION FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.544  (a)
  Accumulation Unit Value at end of period                          $11.653
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AIM V.I. SMALL CAP EQUITY FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.369  (a)
  Accumulation Unit Value at end of period                          $11.639
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.397  (a)
  Accumulation Unit Value at end of period                          $11.870
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.127  (a)
  Accumulation Unit Value at end of period                          $12.469
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.248  (a)
  Accumulation Unit Value at end of period                          $13.195
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.076  (a)
  Accumulation Unit Value at end of period                          $11.701
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.561  (a)
  Accumulation Unit Value at end of period                          $12.395
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.424  (a)
  Accumulation Unit Value at end of period                          $10.595
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.585  (a)
  Accumulation Unit Value at end of period                          $10.661
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.692  (a)
  Accumulation Unit Value at end of period                          $12.600
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.763  (a)
  Accumulation Unit Value at end of period                          $12.440
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-24

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.893  (a)
  Accumulation Unit Value at end of period                          $12.655
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.574  (a)
  Accumulation Unit Value at end of period                          $12.308
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.408  (a)
  Accumulation Unit Value at end of period                          $12.134
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS INTERNATIONAL HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.869  (a)
  Accumulation Unit Value at end of period                          $12.390
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
AMERICAN FUNDS NEW WORLD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.495  (a)
  Accumulation Unit Value at end of period                          $12.436
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.770  (a)
  Accumulation Unit Value at end of period                          $12.451
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY(R) VIP MID CAP PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.514  (a)
  Accumulation Unit Value at end of period                          $12.201
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FIDELITY(R) VIP STRATEGIC INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.801  (a)
  Accumulation Unit Value at end of period                          $11.263
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN FLEX CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.315  (a)
  Accumulation Unit Value at end of period                          $12.275
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.065  (a)
  Accumulation Unit Value at end of period                          $11.984
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN RISING DIVIDENDS SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.220  (a)
  Accumulation Unit Value at end of period                          $11.797
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                    APP B-25

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
FRANKLIN SMALL CAP VALUE SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.169  (a)
  Accumulation Unit Value at end of period                          $12.369
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.586  (a)
  Accumulation Unit Value at end of period                          $12.519
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
FRANKLIN STRATEGIC INCOME SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.634  (a)
  Accumulation Unit Value at end of period                          $11.136
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD CAPITAL APPRECIATION HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.729  (a)
  Accumulation Unit Value at end of period                          $12.594
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
HARTFORD DISCIPLINED EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.270  (a)
  Accumulation Unit Value at end of period                          $11.970
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD DIVIDEND AND GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.384  (a)
  Accumulation Unit Value at end of period                          $12.122
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  1
HARTFORD GLOBAL EQUITY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.761  (a)
  Accumulation Unit Value at end of period                          $12.580
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GLOBAL GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.696  (a)
  Accumulation Unit Value at end of period                          $12.393
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GROWTH HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.456  (a)
  Accumulation Unit Value at end of period                          $12.116
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.581  (a)
  Accumulation Unit Value at end of period                          $12.440
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD HIGH YIELD HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.130  (a)
  Accumulation Unit Value at end of period                          $12.349
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-26

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.442  (a)
  Accumulation Unit Value at end of period                          $12.203
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.002  (a)
  Accumulation Unit Value at end of period                          $12.352
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD MONEY MARKET HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                     $9.998  (a)
  Accumulation Unit Value at end of period                           $9.989
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD SMALL COMPANY HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.544  (a)
  Accumulation Unit Value at end of period                          $12.268
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD TOTAL RETURN BOND HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.516  (a)
  Accumulation Unit Value at end of period                          $10.729
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  2
HARTFORD U.S. GOVERNMENT SECURITIES HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.175  (a)
  Accumulation Unit Value at end of period                          $10.257
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
HARTFORD VALUE HLS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.487  (a)
  Accumulation Unit Value at end of period                          $12.094
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT ALL VALUE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.800  (b)
  Accumulation Unit Value at end of period                          $10.883
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.523  (b)
  Accumulation Unit Value at end of period                          $10.880
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
LORD ABBETT GROWTH AND INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.670  (b)
  Accumulation Unit Value at end of period                          $10.487
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) GROWTH SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.411  (a)
  Accumulation Unit Value at end of period                          $12.349
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

                                                                    APP B-27

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
MFS(R) INVESTORS TRUST SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.407  (a)
  Accumulation Unit Value at end of period                          $12.096
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) RESEARCH BOND SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.574  (a)
  Accumulation Unit Value at end of period                          $10.787
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) TOTAL RETURN SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.916  (a)
  Accumulation Unit Value at end of period                          $11.292
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MFS(R) VALUE SERIES
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.185  (a)
  Accumulation Unit Value at end of period                          $11.780
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MUTUAL GLOBAL DISCOVERY SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.891  (a)
  Accumulation Unit Value at end of period                          $11.341
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
MUTUAL SHARES SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.479  (a)
  Accumulation Unit Value at end of period                          $12.009
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT EQUITY INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.540  (a)
  Accumulation Unit Value at end of period                          $11.962
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT INVESTORS FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.537  (a)
  Accumulation Unit Value at end of period                          $12.249
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
PUTNAM VT VOYAGER FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.924  (a)
  Accumulation Unit Value at end of period                          $12.828
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON FOREIGN SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $12.050  (a)
  Accumulation Unit Value at end of period                          $12.518
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -
TEMPLETON GLOBAL BOND SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $10.495  (a)
  Accumulation Unit Value at end of period                          $11.024
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

APP B-28

-------------------------------------------------------------------------------

                                                             AS OF DECEMBER 31,
SUB-ACCOUNT                                                         2009
--------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning of period                    $11.815  (a)
  Accumulation Unit Value at end of period                          $12.407
  Number of Accumulation Units outstanding at end of
   period (in thousands)                                                  -

(a)  Inception date September 14, 2009.

(b) Inception date October 19, 2009.

                                                                     APP C-1

-------------------------------------------------------------------------------

APPENDIX C - FUND DATA

I. INVESTMENT OPTIONS (STANDARD)

                                                 INVESTMENT                              INVESTMENT
FUNDING OPTION                               OBJECTIVE SUMMARY                      ADVISER/SUB-ADVISER            CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS
 INVESCO V.I. CORE EQUITY FUND -   Seeks long-term growth of capital       Invesco Advisers, Inc.                  Equity
  SERIES II (1)
 INVESCO V.I. GLOBAL MULTI-ASSET   Seeks to provide total return           Invesco Advisers, Inc.                  Multi-Asset
  FUND - SERIES II (2)             consistent with a moderate level of
                                   risk relative to the broad stock
                                   market
 INVESCO V.I. INTERNATIONAL        Seeks long-term growth of capital       Invesco Advisers, Inc.                  Equity
  GROWTH FUND - SERIES II (3)
 INVESCO V.I. MID CAP CORE EQUITY  Seeks long-term growth of capital       Invesco Advisers, Inc.                  Limited
  FUND - SERIES II (4)
 INVESCO V.I. SMALL CAP EQUITY     Seeks long-term growth of capital       Invesco Advisers, Inc.                  Limited
  FUND - SERIES II (5)
ALLIANCEBERNSTEIN VARIABLE
PRODUCTS SERIES FUND, INC.
 ALLIANCEBERNSTEIN VPS BALANCED    Maximize total return consistent with   AllianceBernstein L.P.                  Multi-Asset
  WEALTH STRATEGY PORTFOLIO -      Advisor's determination of reasonable
  CLASS B                          risk
 ALLIANCEBERNSTEIN VPS             Seeks long-term growth of capital       AllianceBernstein L.P.                  Equity
  INTERNATIONAL VALUE PORTFOLIO -
  CLASS B
 ALLIANCEBERNSTEIN VPS SMALL/MID   Seeks long-term growth of capital       AllianceBernstein L.P.                  Equity
  CAP VALUE PORTFOLIO - CLASS B
FIDELITY VARIABLE INSURANCE
PRODUCTS FUNDS
 FIDELITY(R) VIP CONTRAFUND(R)     Seeks long-term capital appreciation    Fidelity Management & Research Company  Equity
  PORTFOLIO - SERVICE CLASS 2                                              Sub-advised by FMR Co., Inc. and other
                                                                           Fidelity affiliates
 FIDELITY(R) VIP MID CAP           Long-term growth of capital with        Fidelity Management & Research Company  Equity
  PORTFOLIO - SERVICE CLASS 2      current income as a secondary           Sub-advised by FMR Co., Inc. and other
                                   consideration                           Fidelity affiliates
 FIDELITY(R) VIP STRATEGIC INCOME  Seeks a high level of current income.   Fidelity Investments Money Management   Limited
  PORTFOLIO - SERVICE CLASS 2      The fund may also seek capital
                                   appreciation
FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
 FRANKLIN FLEX CAP GROWTH          Seeks capital appreciation              Franklin Advisers, Inc.                 Equity
  SECURITIES FUND - CLASS 4
 FRANKLIN INCOME SECURITIES FUND   Seeks to maximize income while          Franklin Advisers, Inc.                 Limited
  - CLASS 4                        maintaining prospects for capital
                                   appreciation
 FRANKLIN RISING DIVIDENDS         Seeks long-term capital appreciation    Franklin Advisory Services, LLC         Equity
  SECURITIES FUND - CLASS 4        with preservation of capital as an
                                   important consideration

APP C-2

-------------------------------------------------------------------------------

                                                 INVESTMENT                              INVESTMENT
FUNDING OPTION                               OBJECTIVE SUMMARY                      ADVISER/SUB-ADVISER            CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
 FRANKLIN SMALL CAP VALUE          Seeks long-term total return            Franklin Advisory Services, LLC         Limited
  SECURITIES FUND - CLASS 4
 FRANKLIN SMALL-MID CAP GROWTH     Seeks long-term capital growth          Franklin Advisers, Inc.                 Limited
  SECURITIES FUND - CLASS 4
 FRANKLIN STRATEGIC INCOME         Seeks a high level of current income,   Franklin Advisers, Inc.                 Limited
  SECURITIES FUND - CLASS 4        with capital appreciation over the
                                   long term as a secondary goal
 MUTUAL GLOBAL DISCOVERY           Seeks capital appreciation              Franklin Mutual Advisers, LLC           Equity
  SECURITIES FUND - CLASS 4                                                Sub-advised by Franklin Templeton
                                                                           Investment Management Limited
 MUTUAL SHARES SECURITIES FUND -   Capital appreciation, with income as a  Franklin Mutual Advisers, LLC           Equity
  CLASS 4                          secondary goal
 TEMPLETON FOREIGN SECURITIES      Seeks long-term capital growth          Templeton Investment Counsel, LLC       Equity
  FUND - CLASS 4
 TEMPLETON GLOBAL BOND SECURITIES  Seeks high current income, consistent   Franklin Advisers, Inc.                 Limited
  FUND - CLASS 4                   with preservation of capital, with
                                   capital appreciation as a secondary
                                   consideration
 TEMPLETON GROWTH SECURITIES FUND  Seeks long-term capital growth          Templeton Global Advisors Limited       Equity
  - CLASS 4                                                                Sub-advised by Templeton Asset
                                                                           Management Ltd.
HARTFORD HLS SERIES FUND II, INC.
 HARTFORD GROWTH OPPORTUNITIES     Seeks capital appreciation              HL Investment Advisors, LLC             Equity
  HLS FUND - CLASS IA                                                      Sub-advised by Wellington Management
                                                                           Company, LLP
 HARTFORD U.S. GOVERNMENT          Seeks to maximize total return while    HL Investment Advisors, LLC             Fixed
  SECURITIES HLS FUND - CLASS IA   providing shareholders with a high      Sub-advised by Hartford Investment
                                   level of current income consistent      Management Company
                                   with prudent investment risk
HARTFORD SERIES FUND, INC.
 AMERICAN FUNDS ASSET ALLOCATION   Seeks high total return consistent      HL Investment Advisors, LLC             Equity
  HLS FUND - CLASS IB              with preservation of capital over the
                                   long term
 AMERICAN FUNDS BLUE CHIP INCOME   Seeks to produce income exceeding the   HL Investment Advisors, LLC             Equity
  AND GROWTH HLS FUND - CLASS IB   average yield on U.S. stocks generally
                                   (as represented by the average yield
                                   on the S&P 500 Index) and to provide
                                   an opportunity for growth of principal
                                   consistent with sound common stock
                                   investing.
 AMERICAN FUNDS BOND HLS FUND -    Seeks to maximize current income and    HL Investment Advisors, LLC             Fixed
  CLASS IB                         preservation of capital
 AMERICAN FUNDS GLOBAL BOND HLS    Seeks a high level of total return      HL Investment Advisors, LLC             Limited
  FUND - CLASS IB                  over the long term
 AMERICAN FUNDS GLOBAL GROWTH AND  Seeks growth of capital over time and   HL Investment Advisors, LLC             Equity
  INCOME HLS FUND - CLASS IB       current income
 AMERICAN FUNDS GLOBAL GROWTH HLS  Seeks growth of capital                 HL Investment Advisors, LLC             Equity
  FUND - CLASS IB

                                                                     APP C-3

-------------------------------------------------------------------------------

                                                 INVESTMENT                              INVESTMENT
FUNDING OPTION                               OBJECTIVE SUMMARY                      ADVISER/SUB-ADVISER            CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
 AMERICAN FUNDS GLOBAL SMALL       Seeks growth of capital over time       HL Investment Advisors, LLC             Limited
  CAPITALIZATION HLS FUND - CLASS
  IB
 AMERICAN FUNDS GROWTH HLS FUND -  Seeks growth of capital                 HL Investment Advisors, LLC             Equity
  CLASS IB
 AMERICAN FUNDS GROWTH-INCOME HLS  Seeks growth of capital and income      HL Investment Advisors, LLC             Equity
  FUND - CLASS IB                  over time
 AMERICAN FUNDS INTERNATIONAL HLS  Seeks growth of capital over time       HL Investment Advisors, LLC             Equity
  FUND - CLASS IB
 AMERICAN FUNDS NEW WORLD HLS      Seeks growth of capital over time       HL Investment Advisors, LLC             Limited
  FUND - CLASS IB
 HARTFORD CAPITAL APPRECIATION     Seeks growth of capital                 HL Investment Advisors, LLC             Equity
  HLS FUND - CLASS IA                                                      Sub-advised by Wellington Management
                                                                           Company, LLP
 HARTFORD DISCIPLINED EQUITY HLS   Seeks growth of capital                 HL Investment Advisors, LLC             Equity
  FUND - CLASS IA                                                          Sub-advised by Wellington Management
                                                                           Company, LLP
 HARTFORD DIVIDEND AND GROWTH HLS  Seeks a high level of current income    HL Investment Advisors, LLC             Equity
  FUND - CLASS IA                  consistent with growth of capital       Sub-advised by Wellington Management
                                                                           Company, LLP
 HARTFORD GLOBAL GROWTH HLS FUND   Seeks growth of capital                 HL Investment Advisors, LLC             Equity
  - CLASS IA                                                               Sub-advised by Wellington Management
                                                                           Company, LLP
 HARTFORD GLOBAL RESEARCH HLS      Seeks long-term capital appreciation    HL Investment Advisors, LLC             Equity
  FUND - CLASS IA (6)                                                      Sub-advised by Wellington Management
                                                                           Company, LLP
 HARTFORD GROWTH HLS FUND - CLASS  Seeks long-term capital appreciation    HL Investment Advisors, LLC             Equity
  IA                                                                       Sub-advised by Wellington Management
                                                                           Company, LLP
 HARTFORD HIGH YIELD HLS FUND -    Seeks high current income with growth   HL Investment Advisors, LLC             Limited
  CLASS IA                         of capital as a secondary objective     Sub-advised by Hartford Investment
                                                                           Management Company
 HARTFORD INDEX HLS FUND - CLASS   Seeks to provide investment results     HL Investment Advisors, LLC             Equity
  IB                               which approximate the price and yield   Sub-advised by Hartford Investment
                                   performance of publicly traded common   Management Company
                                   stocks in the aggregate
 HARTFORD INTERNATIONAL            Seeks long-term growth of capital       HL Investment Advisors, LLC             Equity
  OPPORTUNITIES HLS FUND - CLASS                                           Sub-advised by Wellington Management
  IA                                                                       Company, LLP
 HARTFORD MONEY MARKET HLS FUND -  Maximum current income consistent with  HL Investment Advisors, LLC             Fixed
  CLASS IA*                        liquidity and preservation of capital   Sub-advised by Hartford Investment
                                                                           Management Company
 HARTFORD SMALL COMPANY HLS FUND   Seeks growth of capital                 HL Investment Advisors, LLC             Limited
  - CLASS IA                                                               Sub-advised by Wellington Management
                                                                           Company, LLP and Hartford Investment
                                                                           Management Company
 HARTFORD TOTAL RETURN BOND HLS    Seeks a competitive total return, with  HL Investment Advisors, LLC             Fixed
  FUND - CLASS IA                  income as a secondary objective         Sub-advised by Hartford Investment
                                                                           Management Company

APP C-4

-------------------------------------------------------------------------------

                                                 INVESTMENT                              INVESTMENT
FUNDING OPTION                               OBJECTIVE SUMMARY                      ADVISER/SUB-ADVISER            CLASSIFICATION
---------------------------------------------------------------------------------------------------------------------------------
 HARTFORD VALUE HLS FUND - CLASS   Seeks long-term total return            HL Investment Advisors, LLC             Equity
  IA                                                                       Sub-advised by Wellington Management
                                                                           Company, LLP
LORD ABBETT SERIES FUND, INC.
 LORD ABBETT BOND-DEBENTURE        High current income and capital         Lord, Abbett & Co. LLC                  Limited
  PORTFOLIO - CLASS VC             appreciation to produce the
                                   opportunity for a high total return
 LORD ABBETT FUNDAMENTAL EQUITY    Long-term growth of capital and income  Lord, Abbett & Co. LLC                  Equity
  PORTFOLIO - CLASS VC (7)         without excessive fluctuations in
                                   market value
 LORD ABBETT GROWTH AND INCOME     Long-term growth of capital and income  Lord, Abbett & Co. LLC                  Equity
  PORTFOLIO - CLASS VC             without excessive fluctuations in
                                   market value
MFS(R) VARIABLE INSURANCE TRUST
 MFS(R) GROWTH SERIES - SERVICE    Seeks capital appreciation              MFS Investment Management               Equity
  CLASS
 MFS(R) INVESTORS TRUST SERIES -   Seeks capital appreciation              MFS Investment Management               Equity
  SERVICE CLASS
 MFS(R) RESEARCH BOND SERIES -     Total return with an emphasis on high   MFS Investment Management               Fixed
  SERVICE CLASS                    current income, but also considering
                                   capital appreciation
 MFS(R) TOTAL RETURN SERIES -      Seeks total return                      MFS Investment Management               Multi-Asset
  SERVICE CLASS
 MFS(R) VALUE SERIES - SERVICE     Seeks capital appreciation              MFS Investment Management               Equity
  CLASS
PUTNAM VARIABLE TRUST
 PUTNAM VT EQUITY INCOME FUND -    Capital growth and current income       Putnam Investment Management, LLC       Equity
  CLASS IB
 PUTNAM VT INVESTORS FUND - CLASS  Long-term growth of capital and any     Putnam Investment Management, LLC       Equity
  IB                               increased income that results from
                                   this growth
 PUTNAM VT VOYAGER FUND - CLASS    Capital appreciation                    Putnam Investment Management, LLC       Equity
  IB
 FIXED ACCUMULATION FEATURE**      Preservation of capital                 General Account                         N/A

NOTES

(1)  Formerly AIM V.I. Core Equity Fund - Series II

(2)  Formerly AIM V.I. PowerShares ETF Allocation Fund - Series II

(3)  Formerly AIM V.I. International Growth Fund - Series II

(4)  Formerly AIM V.I. Mid Cap Core Equity Fund - Series II

(5)  Formerly AIM V.I. Small Cap Equity Fund - Series II

(6)  Formerly Hartford Global Equity HLS Fund - Class IA

(7)  Formerly Lord Abbett All Value Portfolio - Class VC

* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.

** The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature. The Fixed Accumulation Feature is currently not available to C Share and I Share products.

                                                                     APP D-1

-------------------------------------------------------------------------------

APPENDIX D - CONTRACT EXCHANGE PROGRAM

This notice provides important points to think about before you exchange qualifying existing variable annuity(ies) for Hartford's Personal Retirement Manager variable annuity. You should review the prospectus for Hartford's Personal Retirement Manager variable annuity ("Prospectus") for more information about Hartford's Personal Retirement Manager contract ("Replacement Contract") between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") and its risks. You can obtain a copy of the Prospectus and the statement of additional information ("SAI"), as filed with the Securities and Exchange Commission, free of charge, by contacting us.

We are offering Eligible Contract Owners (as defined below) the opportunity to exchange an Eligible Contract (as defined below) for a Replacement Contract. We reserve the right to start and stop this offer, in whole or in part, at any time without notice.

I. WHO IS ELIGIBLE TO PARTICIPATE IN THIS EXCHANGE PROGRAM?

This exchange program is available to Contract Owners who meet ALL of the following qualifications. We call contract owners that meet all of these qualifications "Eligible Contract Owners":

- You must own an Access, Core, Outlook or Plus version of one or more of the following series of contracts ("Eligible Contracts") as of the Exchange Date (as defined below).


X  Director Series VII, VIII; Director M



X  Hartford Leaders Series I, II, III, IV


- The Owner(s), Annuitant and Beneficiary in all Eligible Contracts must remain the same in the Replacement Contract.

- The Contract Value of all Eligible Contracts (or the cumulative Contract Value of multiple Eligible Contracts) must meet the Contract Value minimum requirements for the Replacement Contract as of the Exchange Date. All Contract Value within Eligible Contracts that you decide to exchange must be exchanged; partial exchanges are not permitted.

- For Access version Contracts, You must have owned Eligible Contract(s) for at least 12 months from the original contract issue date of the youngest Eligible Contract to be exchanged and all subsequent Premium Payments must be at least 12 months old.

- You must be a customer of a Financial Intermediary who is participating in this program.

- Your Eligible Contract(s) include an IRA, Roth IRA, SEP IRA, Simple IRA, SAR SEP IRA, or Non-Qualified plan type.

- The following table shows the share class of a Replacement Contract that you may exchange an Eligible Contract for:


   ELIGIBLE CONTRACT SHARE CLASS          REPLACEMENT CONTRACT SHARE CLASS
--------------------------------------------------------------------------------
            Core & Plus                                   B
              Access                                      C
              Outlook                                  L* or C



                * Not every contract share class is available through your Financial Intermediary.


-   You must not:

X Be age 81 or older as of the Exchange Date (including any other Contract Owner(s) and the Annuitant).

X Have any Premium Payments that are still subject to contingent deferred sales charges (CDSC).

II. WHAT ARE SOME KEY DIFFERENCES BETWEEN THESE CONTRACTS?

    (I) FEES AND EXPENSES

This section compares some of the fees and expenses that may differ between an Eligible Contract and a Replacement Contract.

APP D-2

-------------------------------------------------------------------------------

TABLE 1 - CONTRACT TRANSACTION EXPENSES

The first set of tables describes the charges you pay at the time you buy a Contract or withdraw Contract Value, including commutation of the Personal Pension Account values. These tables do not show potential annual maintenance fees, (1) annual fund operating expenses, optional rider fees, premium taxes and other taxes that may apply.


                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
ACCESS/C SHARE CONTRACTS            CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                   1.30%         0.20%         0.00%
Director Access Series I
 Contract Years 1-7                    1.50%         0.00%         0.00%
Director Access Series I
 Contract Years 8+                     1.25%         0.00%         0.00%
Director Access Series II              1.50%         0.00%         0.00%
Director M Access                      1.45%         0.20%         0.00%
Hartford Leaders Access
 Series I Contract Years 1-7           1.50%         0.15%         0.00%
Hartford Leaders Access
 Series I Contract Years 8+            1.25%         0.15%         0.00%
Hartford Leaders Access
 Series II                             1.50%         0.15%         0.00%


                                                    CONTINGENT DEFERRED SALES CHARGE YEAR (2)
ACCESS/C SHARE CONTRACTS        1         2         3         4         5         6         7         8        9+
-----------------------------  -----------------------------------------------------------------------------------
Replacement Contract             2%        0%        0%        0%        0%        0%        0%        0%        0%
Director Access Series I
 Contract Years 1-7              0%        0%        0%        0%        0%        0%        0%        0%        0%
Director Access Series I
 Contract Years 8+               0%        0%        0%        0%        0%        0%        0%        0%        0%
Director Access Series II        0%        0%        0%        0%        0%        0%        0%        0%        0%
Director M Access                0%        0%        0%        0%        0%        0%        0%        0%        0%
Hartford Leaders Access
 Series I Contract Years 1-7     0%        0%        0%        0%        0%        0%        0%        0%        0%
Hartford Leaders Access
 Series I Contract Years 8+      0%        0%        0%        0%        0%        0%        0%        0%        0%
Hartford Leaders Access
 Series II                       0%        0%        0%        0%        0%        0%        0%        0%        0%

                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
CORE/B SHARE CONTRACTS              CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                   0.30%         0.20%         0.75%
Director Series VII                    1.25%         0.00%         0.00%
Director Series VIII                   1.15%         0.00%         0.00%
Director M                             0.95%         0.20%         0.00%
Hartford Leaders Series I              1.25%         0.15%         0.00%
Hartford Leaders Series II             1.20%         0.15%         0.00%
Hartford Leaders Series III            1.15%         0.20%         0.00%
Hartford Leaders Series IV             1.05%         0.20%         0.00%


                                                    CONTINGENT DEFERRED SALES CHARGE YEAR (2)
CORE/B SHARE CONTRACTS          1         2         3         4         5         6         7         8        9+
-----------------------------  -----------------------------------------------------------------------------------
Replacement Contract             7%        7%        7%        6%        5%        4%        3%        2%        0%
Director Series VII              7%        6%        6%        5%        4%        3%        2%        0%        0%
Director Series VIII             7%        7%        7%        6%        5%        4%        3%        0%        0%
Director M                       7%        7%        7%        6%        5%        4%        3%        0%        0%
Hartford Leaders Series I        7%        6%        6%        5%        4%        3%        2%        0%        0%
Hartford Leaders Series II       7%        7%        7%        6%        5%        4%        3%        0%        0%
Hartford Leaders Series III      7%        7%        7%        6%        5%        4%        3%        0%        0%
Hartford Leaders Series IV       7%        7%        7%        6%        5%        4%        3%        0%        0%


                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
OUTLOOK/L SHARE CONTRACTS           CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                   1.25%         0.20%         0.00%
Director Outlook Series I              1.45%         0.00%         0.00%
Director Outlook Series II             1.40%         0.00%         0.00%
Director M Outlook                     1.40%         0.20%         0.00%
Hartford Leaders Outlook
 Series I                              1.50%         0.20%         0.00%
Hartford Leaders Outlook
 Series II                             1.50%         0.20%         0.00%
Hartford Leaders Outlook
 Series III                            1.50%         0.20%         0.00%
Hartford Leaders Outlook
 Series IV                             1.45%         0.20%         0.00%
The Director Outlook Series I          1.45%         0.00%         0.00%


                                                    CONTINGENT DEFERRED SALES CHARGE YEAR (2)
OUTLOOK/L SHARE CONTRACTS       1         2         3         4         5         6         7         8        9+
-----------------------------  -----------------------------------------------------------------------------------
Replacement Contract             7%        6%        5%        4%        0%        0%        0%        0%        0%
Director Outlook Series I        2%        0%        0%        0%        0%        0%        0%        0%        0%
Director Outlook Series II       6%        5%        4%        0%        0%        0%        0%        0%        0%
Director M Outlook               7%        6%        5%        4%        0%        0%        0%        0%        0%
Hartford Leaders Outlook
 Series I                        7%        6%        5%        4%        0%        0%        0%        0%        0%
Hartford Leaders Outlook
 Series II                       6%        5%        4%        0%        0%        0%        0%        0%        0%
Hartford Leaders Outlook
 Series III                      6%        5%        4%        0%        0%        0%        0%        0%        0%
Hartford Leaders Outlook
 Series IV                       7%        6%        5%        4%        0%        0%        0%        0%        0%
The Director Outlook Series I    7%        6%        5%        4%        0%        0%        0%        0%        0%



                                  MORTALITY &
                                    EXPENSE
                                     RISK         ADMIN.     DISTRIBUTION
OUTLOOK/C SHARE CONTRACTS           CHARGE        CHARGE      CHARGE (3)
----------------------------------------------------------------------------
Replacement Contract                  1.30%         0.20%         0.00%
Director Outlook Series I             1.45%         0.00%         0.00%
Director Outlook Series II            1.40%         0.00%         0.00%
Director M Outlook                    1.40%         0.20%         0.00%
Hartford Leaders Outlook              1.50%         0.20%         0.00%
 Series I
Hartford Leaders Outlook              1.50%         0.20%         0.00%
 Series II
Hartford Leaders Outlook              1.50%         0.20%         0.00%
 Series III
Hartford Leaders Outlook              1.45%         0.20%         0.00%
 Series IV
The Director Outlook Series I         1.45%         0.00%         0.00%


                                                    CONTINGENT DEFERRED SALES CHARGE YEAR (2)
OUTLOOK/C SHARE CONTRACTS       1         2         3         4         5         6         7         8        9+
-----------------------------  -----------------------------------------------------------------------------------
Replacement Contract            2%        0%        0%        0%        0%        0%        0%        0%        0%
Director Outlook Series I       2%        0%        0%        0%        0%        0%        0%        0%        0%
Director Outlook Series II      6%        5%        4%        0%        0%        0%        0%        0%        0%
Director M Outlook              7%        6%        5%        4%        0%        0%        0%        0%        0%
Hartford Leaders Outlook        7%        6%        5%        4%        0%        0%        0%        0%        0%
 Series I
Hartford Leaders Outlook        6%        5%        4%        0%        0%        0%        0%        0%        0%
 Series II
Hartford Leaders Outlook        6%        5%        4%        0%        0%        0%        0%        0%        0%
 Series III
Hartford Leaders Outlook        7%        6%        5%        4%        0%        0%        0%        0%        0%
 Series IV
The Director Outlook Series I   7%        6%        5%        4%        0%        0%        0%        0%        0%

                                                                     APP D-3

-------------------------------------------------------------------------------


                                                                      CONTINGENT DEFERRED SALES CHARGE YEAR (2)
                                                  ---------------------------------------------------------------------------------
                                  MORTALITY &
                                    EXPENSE
                                     RISK
                                    CHARGE        ADMIN.
PLUS/B SHARE CONTRACTS*                           CHARGE     DISTRIBUTION      1         2         3         4         5         6
                                                              CHARGE (3)
----------------------------------------------------------------------------  -----------------------------------------------------
Replacement Contract                  0.30%         0.20%         0.75%        7%        7%        7%        6%        5%        4%
Director Plus Series I                1.45%         0.00%         0.00%        8%        8%        8%        8%        7%        6%
Director Plus Series II               1.45%         0.00%         0.00%        8%        8%        8%        8%        7%        6%
Director M Plus                       1.40%         0.20%         0.00%        8%        8%        8%        8%        7%        6%
Hartford Leaders Plus Series          1.50%         0.15%         0.00%        8%        8%        8%        8%        7%        6%
 I
Hartford Leaders Plus Series          1.50%         0.15%         0.00%        8%        8%        8%        8%        7%        6%
 II
Hartford Leaders Plus Series          1.50%         0.20%         0.00%        8%        8%        8%        8%        7%        6%
 III
Hartford Leaders Plus Series          1.45%         0.20%         0.00%        8%        8%        8%        8%        7%        6%
 IV

                               CONTINGENT
                               --------
PLUS/B SHARE CONTRACTS*              7         8        9+
-----------------------------  ----------------------------
Replacement Contract                 3%        2%        0%
Director Plus Series I               5%        0%        0%
Director Plus Series II              5%        4%        0%
Director M Plus                      5%        4%        0%
Hartford Leaders Plus Series         5%        0%        0%
 I
Hartford Leaders Plus Series         5%        4%        0%
 II
Hartford Leaders Plus Series         5%        4%        0%
 III
Hartford Leaders Plus Series         5%        4%        0%
 IV



* The Payment Enhancement in the older Plus contracts accounts for some of the higher fees. There is no Payment Enhancement in the Replacement Contract.


(1) Annual Maintenance Fee is waived if the Contract Value is $50,000 or more on any Contract Anniversary or upon Surrender.


(2) Each Contribution has a separate contingent deferred sales charge schedule. The Annual Withdrawal Amount (AWA)(the amount that you may surrender each year without incurring a contingent deferred sales charge (CDSC)) available under the Replacement Contract differs from Eligible Contract(s) (which is generally up to 10% of aggregate Premium Payments). The Replacement Contract AWA is the greater of 5% of the total Premium Payments that are otherwise subject to CDSC, or Contract Value minus Remaining Gross Premiums. The AWA and Remaining Gross Premiums may vary on a daily basis because of fluctuations in Contract Value or transfers of Contract Value into the Personal Pension Account. New contingent deferred sales charges will not be assessed against Contract Value that is exchanged for a Replacement Contract.


(3) The Distribution Charge is based on a percentage of Remaining Gross Premium. Each Premium Payment has its own Distribution Charge schedule. The Distribution Charge is reduced to 0% after the completion of eight years after each respective Premium Payment.

TABLE 2 - OPTIONAL BENEFIT CHARGES

The following table shows the range of optional rider charges (4) offered under Eligible Contracts and the Replacement Contract.


RIDER NAME                                     GUARANTEED MINIMUM BENEFIT TYPE            CURRENT         MAXIMUM
--------------------------------------------------------------------------------------------------------------------
ELIGIBLE CONTRACTS
 The Hartford's Principal First           Withdrawals - Set period                     0.35 - 0.75%        0.75%
 The Hartford's Principal First
  Preferred                               Withdrawals - Set period                         0.20%           0.20%
 The Hartford's Lifetime Income Builder   Withdrawals - Lifetime                           0.75%           0.75%
 The Hartford's Lifetime Income Builder
  II                                      Withdrawals - Lifetime                           0.75%           0.75%
 The Hartford's Lifetime Income
  Foundation                              Withdrawals - Lifetime                           0.30%           0.30%
 The Hartford's Lifetime Income Builder
  Selects                                 Withdrawals - Lifetime                           0.85%           1.50%
 The Hartford's Lifetime Income
  Portfolios                              Withdrawals - Lifetime                           1.15%           1.50%
 MAV/MAV Plus                             Death Benefit                                    0.30%           0.30%
 Earnings Protection Benefit              Death Benefit                                    0.20%           0.20%
 Optional Death Benefit/Interest
  Accumulation Value                      Death Benefit                                    0.15%           0.15%
REPLACEMENT CONTRACT
 Return of Premium Death Benefit II (5)   Death Benefit                                    0.25%           0.75%
 Maximum Anniversary Value (5)            Death Benefit                                    0.30%           1.50%


(4) Fees and expenses associated with electing the Personal Pension Account are included as part of credited rates and payout rates and are therefore not shown. The Hartford's Principal First, The Hartford's Principal First Preferred and MAV/MAV Plus charges are a percentage of the daily Account Value. The Hartford's Lifetime Income Builder charges are a percentage of Benefit Amount. The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Foundation, The Hartford's Lifetime Income Builder Selects and The Hartford's Lifetime Income Builder Portfolios charges are a percentage of Payment Base.

(5) The Return of Premium II and the Maximum Anniversary Value guaranteed minimum death benefits are offered only through the Replacement Contract.

APP D-4

-------------------------------------------------------------------------------

TABLE 3 - FUND OPERATING EXPENSES

The following table shows the range of annual fund operating expenses (6) for Sub-Accounts available under Eligible Contracts and the Replacement Contract. Total Annual Fund Operating Expenses are for the fiscal year ended December 31, 2009. FOR MORE INFORMATION ABOUT EACH FUND'S FEES AND EXPENSES, INCLUDING APPLICABLE WAIVERS AND/OR REIMBURSEMENT ARRANGEMENTS, SEE THAT FUND'S PROSPECTUS.

                                               MINIMUM            MAXIMUM
------------------------------------------------------------------------------
Replacement Contract (All Share Classes)          0.48%              2.62%
Director VII & VIII                               0.35%              1.11%
Director M, Director M Access, Director
 M Outlook & Director M Plus                      0.35%              1.97%
Hartford Leaders Series I, II, III,
 Hartford Leaders Access I, II, III,
 Hartford Leaders Outlook I, II, III,
 and Hartford Leaders Plus I, II, III             0.48%              1.52%
Director Outlook Series I and II,
 Director Plus I and II                           0.60%              1.36%
Hartford Leaders IV, Hartford Leaders
 Access IV, Hartford Leaders Outlook IV
 and Hartford Leaders Plus IV                     0.48%              2.62%
The Director (2008)                               0.48%              1.41%

(6) Total Annual Fund Expenses include Fund management fees, distribution and/or service fees (Rule 12b-1) fees, administration fees, and other expenses. Expenses shown reflect applicable waivers and/or reimbursements.

     (II) OPTIONAL RIDERS

The following table shows the optional riders currently offered under the Replacement Contract or each Eligible Contract. Please refer to your contract and prospectus for a description of optional riders. IF YOU PARTICIPATE IN THIS EXCHANGE PROGRAM, YOU WILL BE TERMINATING ANY OPTIONAL RIDER YOU MAY HAVE CHOSEN. AS A RESULT, YOU WILL LOSE ANY BENEFITS THAT YOU MAY HAVE ACCRUED UNDER ANY OPTIONAL RIDERS. FOR EXAMPLE, THE DIFFERENCE BETWEEN PAYMENT BASE AND CONTRACT VALUE IS LOST AS WE WILL USE CONTRACT VALUE AS YOUR INITIAL CONTRIBUTION INTO THE REPLACEMENT CONTRACT.

ELIGIBLE CONTRACT                              OPTIONAL RIDER
--------------------------------------------------------------------------------------------
                                               GUARANTEED MINIMUM WITHDRAWAL BENEFIT
Director Series VII, VIII, Director M ;
Hartford Leaders Series I, II, III             The Hartford's Principal First
Director Series VIII, Director M; Hartford
Leaders Series II, III, IV                     The Hartford's Principal First Preferred
Director M; Hartford Leaders Series III, IV    The Hartford's Lifetime Income Builder
Director M; Hartford Leaders Series III, IV    The Hartford's Lifetime Income Builder II
Director M; Hartford Leaders Series III, IV    The Hartford's Lifetime Income Foundation
                                               The Hartford's Lifetime Income Builder
Hartford Leaders Series IV                     Selects
Hartford Leaders Series IV                     The Hartford's Lifetime Income Portfolios
                                               GUARANTEED MINIMUM DEATH BENEFIT
Director Series VIII, Director M ; Hartford
Leaders Series II, III, IV                     MAV/MAV Plus
REPLACEMENT CONTRACT
                                               GUARANTEED MINIMUM DEATH BENEFIT
                                               Return of Premium II
                                               Maximum Anniversary Value

                                                                     APP D-5

-------------------------------------------------------------------------------

- PERSONAL PENSION ACCOUNT. Eligible Contract Owners who participate in this exchange program can choose to invest some or all of their Contract Value into the Personal Pension Account. The Personal Pension Account is designed with features and guarantees that you can use to self-fund your own personal pension through predictable lifetime payouts without having to use Sub-accounts or Fixed Accumulation Feature for that purpose. The Personal Pension Account differs from a guaranteed minimum withdrawal benefit in many important ways as generally summarized in the following table:


                                                        TYPICAL GUARANTEED MINIMUM      TYPICAL GUARANTEED MINIMUM
                         PERSONAL PENSION ACCOUNT           WITHDRAWAL BENEFIT         LIFETIME WITHDRAWAL BENEFIT
--------------------------------------------------------------------------------------------------------------------
CHARGE                There are no separate charges   Charge taken from Contract      Charge taken from Contract
                      for this benefit. Credited      Value on a daily basis. This    Value on a periodic or annual
                      rates and payout rates used to  fee may be increased up to the  basis. This fee may be
                      set Personal Pension Account    maximum stated in your fee      increased up to the maximum
                      Payouts take the costs of       table.                          stated in your fee table.
                      providing this benefit into
                      consideration.
GROWTH POTENTIAL      Growth potential depends on     Growth potential depends on     Growth potential depends on
                      the credited rates we declare   Sub-Account investment          Sub-Account investment
                      at the time of each             performance. The benefit base   performance. The benefit base
                      Contribution. These rates are   used to calculate periodic      used to calculate periodic
                      fixed but do decline from one   payments may be increased       payments may be increased
                      time period to another (e.g.,   (sometimes called a "step-up")  (sometimes called a "step-up")
                      years 0 - 10, 11 - 20 and       to reflect some or all          to reflect some or all
                      21+).                           investment gains as of a        investment gains as of a
                                                      predetermined date (e.g.,       predetermined date (e.g.,
                                                      annually or each fifth          annually or at anniversary
                                                      anniversary etc.).              etc.).
LIQUIDITY             Lifetime Personal Pension       Periodic withdrawals are        Lifetime periodic withdrawals.
                      Account Payouts, the amount of  designed to deplete Contract
                      which varies depending upon     Value or some other benefit
                      whether commenced inside or     base over a predetermined
                      outside of your Guarantee       period (for example, 14.2
                      Window. Investments may be      years).
                      transferred to Sub-Accounts on
                      a limited basis. Personal
                      Pension Account Payouts may be
                      accelerated only through
                      commutation. Personal Pension
                      Account Payouts that are not
                      commuted may resume at a later
                      date. The Personal Pension
                      Account also includes a death
                      benefit.
GUARANTEES            We guarantee the amount of the  The availability of a periodic  The availability of lifetime
                      Personal Pension Account        withdrawal of the benefit base  periodic withdrawals is
                      Payout if your Personal         is guaranteed subject to        guaranteed (but not the amount
                      Pension Account Start Date(s)   contract limitations.           of such withdrawals). Benefit
                      is/are within your Guarantee                                    base step-ups are guaranteed
                      Window. Personal Pension                                        subject to contract
                      Account Payouts taken outside                                   limitations.
                      of your Guarantee Window are
                      subject to a minimum
                      guarantee.
IDEAL INVESTOR        Someone looking for the         Someone looking to use their    Someone looking for some level
                      certainty of guaranteed         variable annuity investment as  of lifetime income and want a
                      lifetime income while also      a sinking fund and want a       guarantee that they receive at
                      having Sub-Accounts available   guarantee that they receive at  least a minimum amount of
                      for potential investment        least a minimum amount of       their investment over time.
                      growth.                         their investment over time.


- INVESTMENT CHOICES. Eligible Contract Owners can continue to choose among over 50 domestic and international, equity and fixed income Funds. The Funds offered under a Replacement Contract will not necessarily be the Funds or share class as those

APP D-6

-------------------------------------------------------------------------------

     available under an Eligible Contract. You will also be entitled to participate in the same investment programs within the Replacement Contract. For more information, please refer to your prospectus.

- FIXED ACCUMULATION FEATURE: We offer a guaranteed minimum rate of interest upon Contract Value allocated under the Fixed Accumulation Feature. The Fixed Accumulation Feature is only available if you are eligible to exchange your existing Contract for a B share version of the Replacement Contract. Contract Value allocated to this option, and earnings credited, are held in our General Account.

     (III) DEATH BENEFITS

Eligible Contract Owners participating in this exchange program will receive a standard death benefit offered under the Replacement Contract. Differences between the standard Death Benefit offered under existing contracts and the standard Death Benefit provided in the Hartford's Personal Retirement Manager are highlighted below. IF YOU PARTICIPATE IN THIS EXCHANGE PROGRAM, YOU WILL BE TERMINATING ANY DEATH BENEFIT AVAILABLE UNDER YOUR ELIGIBLE CONTRACT. AS A RESULT, YOU WILL LOSE ANY DEATH BENEFIT IN EXCESS OF YOUR CONTRACT VALUE.

                                STANDARD DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------
Replacement Contract            Contract Value (7)
Director Series VII; Hartford   The higher of (A) Contract Value, (B) total Premium Payments adjusted for
Leaders Series I                partial Surrenders, or (C) Maximum Anniversary Value. (8)
Director Series VIII; Hartford  PREMIUM PROTECTION DEATH BENEFIT. The higher of (A) Contract Value, or (B) total
Leaders Series II               Premium Payments adjusted for partial Surrenders.
                                OR
                                ASSET PROTECTION DEATH BENEFIT. The highest of (A) Contract Value, (B) Contract
                                Value +25% of total Premium Payments (9) adjusted for partial Surrenders, or (C)
                                Contract Value +25% of Maximum Anniversary Value (8)(9) Death Benefit cannot exceed the greatest of Contract Value, total Premium Payments adjusted for partial Surrenders, or your Maximum Anniversary Value.
Director M; Hartford Leaders    PREMIUM SECURITY DEATH BENEFIT. The highest of (A) Contract Value, (B) total
Series III                      Premium Payments adjusted for partial Surrenders, or (C) Contract Value +25% of
                                Maximum Anniversary Value, (8)(9) not to exceed the Maximum Anniversary Value.
                                OR
                                ASSET PROTECTION DEATH BENEFIT. The higher of (A) Contract Value, or (B)
                                Contract Value +25% of total Premium Payments (9) adjusted for partial
                                Surrenders, not to exceed total Premium Payments adjusted for partial
                                Surrenders.
Hartford Leaders Series IV      The higher of (A) Contract Value or (B) total Premium Payments adjusted for
(10)                            partial Surrenders.
                                OPTIONAL DEATH BENEFIT
MAV/MAV Plus                    The highest of (A) Contract Value, (B) total Premium Payments adjusted for partial Surrenders, (C) Maximum Anniversary Value, (8) and (D) Earnings
                                Protection Benefit. The Earnings Protection Benefit is either (i) Contract Value plus 40% of Contract gain (Owner and Annuitant under age 69); or (ii) Contract
                                Value plus 25% of Contract gain (Owner and Annuitant over age 70); provided that either amount is less than 200% of initial Contract Value plus subsequent
                                Premium Payments adjusted for partial Surrenders. In states where the MAV Plus benefit is not available, the MAV benefit is issued. The MAV death benefit is the same as the MAV Plus benefit but excludes the Earnings Protection Benefit.

You may elect one of the following optional guaranteed minimum death benefits under the Replacement Contract. The following table provides a general description of the death benefit:

                                OPTIONAL DEATH BENEFIT
Return of Premium II            The higher of Contract Value (minus Distribution Charges) or Premium Payments adjusted for partial Surrenders.
Maximum Anniversary Value       The highest of (A) Contract Value, (B) total Premium Payments adjusted for partial Surrenders, or (C) Maximum Anniversary Value. (8)

(7) The Personal Pension Account also includes a death benefit equal to your Benefit Balance.

(8) Maximum Anniversary Value is calculated for each Contract Anniversary prior to the decedent's 81st birthday or the date of death, whichever is earlier.

                                                                     APP D-7

-------------------------------------------------------------------------------

(9)  Excludes premium payments received within 12 months of the date of death.

(10) The standard Death Benefit is replaced by a Guaranteed Minimum Death Benefit upon election of any optional guaranteed minimum death benefit rider.

These optional death benefits differ from standard Death Benefits and the MAV/MAV Plus optional guaranteed minimum death benefits available under Eligible Contracts in the following general ways:

-   you will incur a separate fee when electing either rider; (11)

-   investment restrictions may apply;

-   the Earnings Protection Benefit does not apply; (12) and

-   the death benefit will be reduced proportionately for all partial
    Surrenders.

------------

(11) MAV/MAV Plus must also be purchased for a separate fee.

(12) MAV also excludes the Earnings Protection Benefit.

III. HOW DOES THE EXCHANGE PROCESS WORK?

- This exchange will constitute a full Surrender (replacement) of an Eligible Contract(s). You may Surrender more than one Eligible Contract(s) as part of this program. Partial Surrenders will not be permitted.

- The Contract Value of an Eligible Contract(s) as of the Exchange Date will be considered to be the initial Contribution into a Replacement Contract. This amount, and not any previous Benefit Amount,Payment Base or Maximum Anniversary Value will be used to establish your benefits under a Replacement Contract.

- No exchange or transfer fees will be charged when electing to make this exchange.

- The date that you comply with all requirements to exchange an Eligible Contract(s) ("Exchange Date") will be the date we use to set your benefits under a Replacement Contract. We will use the Exchange Date for establishing your eligibility for this contract exchange program.

- We will credit you for the time that you owned your oldest Eligible Contract(s) for the purposes of establishing any CDSC schedule applicable for any Premium Payments made on or as of the Exchange Date. Any subsequent Premium Payments made on or after the Exchange Date may be subject to the applicable CDSC schedule depending on the share class that you are eligible to receive. Your Replacement Contract may have a longer CDSC period than that applied to your Eligible Contract.


- New contingent deferred sales charges will not be assessed against Contract Value that is exchanged for a Replacement Contract.


- We will credit you for the time that you owned your oldest Eligible Contract(s) for the purposes of any Distribution Charge applicable for any Premium Payments made on or as of the Exchange Date. Any subsequent Premium Payments made on or after the Exchange Date will be subject to the applicable Distribution Charge. Your Replacement Contract may have a Distribution Charge whereas an Eligible Contract did not.

-   All Contract Owners must consent to this exchange.

- Subject to the laws of your state, you may cancel a Replacement Contract for any reason within ten (10) days of receipt of a Replacement Contract in accordance with the cancellation privileges described in the Prospectus.

- Any investment programs (e.g., InvestEase, asset allocation models, asset rebalancing, dollar cost averaging and Automatic Income Program) operative on an Eligible Contract will be terminated upon the Exchange Date and must be re-activated for a Replacement Contract.

IV. WHAT OTHER THINGS MIGHT BE CONSIDERED?

- Your standard and optional death and/or withdrawal benefits under an Eligible Contract(s) will terminate on the Exchange Date and are not offered within a Replacement Contract.

- If you have previously elected an optional guaranteed minimum withdrawal or lifetime withdrawal benefit, or optional or standard Death Benefit under your Eligible Contract, then your "Benefit Amount," "Payment Base" or death benefit guarantees will not carry over to your Replacement Contract. For instance, if your Maximum Anniversary Value was $100,000 and your Contract Value was $75,000 on the Exchange Date, your starting death benefit under the Replacement Contract would be $75,000 and not $100,000.

APP D-8

-------------------------------------------------------------------------------

- You will not be entitled to Benefit Payments or Lifetime Benefit Payments under any optional guaranteed minimum withdrawal or lifetime withdrawal benefit after the Exchange Date. There are no assurances that sums payable under a Replacement Contract, including Personal Pension Account Payouts, will be the same or greater than such Benefit Payments or Lifetime Benefit Payments, individually or in the aggregate.

- You should discuss the merits of this exchange with your Registered Representative to be sure that a Replacement Contract is suitable for you based on your particular circumstances - especially if your Benefit Amount, Payment Base and/or death benefits is/are greater than your Contract Value on the Exchange Date. You should review an illustration of how a Replacement Contract may meet your particular circumstances before participating in this exchange program. You are urged to review the tax and financial planning consequences of this exchange with your tax advisor. We make no representation regarding the tax consequences of an exchange.

- The information provided in this notice is a summary of certain pertinent information. You should read the Prospectus before investing. Your Registered Representative can provide you with a Prospectus or you can contact us to receive one. These variable annuities are underwritten and distributed by Hartford Securities Distribution Company, Inc. Member SIPC.

- The foregoing discussion does not take into consideration state variations, if any. For more information regarding state variations affecting a Replacement Contract, please refer to the Prospectus.

- Except as disclosed above, we have no duty to offer exchange privileges if and once this offer is withdrawn or to extend these privileges to other contract variations. We reserve the right to offer different or even more favorable terms and conditions to Eligible Contract Owners through future contract exchange offers.

- Contracts issued by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract will be treated as a new contract for this purpose.

- If your Eligible Contract is an IRA, please note that it may have received approval from the IRS for use as an IRA. The Replacement Contract has not received such approval, but we are currently in the process of applying for approval. Any such IRS approval is a determination as to the form of the IRA and does not represent a determination as to the merits of the IRA.

                                                                     APP E-1

-------------------------------------------------------------------------------

APPENDIX E

RETURN OF PREMIUM DEATH BENEFIT I

OBJECTIVE

To provide a Death Benefit equal to at least Premium Payments adjusted for Surrenders that we will pay if the Owner, joint Owner, or the Annuitant dies before we begin to make Annuity Payouts.

WHEN CAN YOU BUY THE RIDER?

This benefit (called a "rider") is no longer offered for election provided that Return of Premium II Death Benefit has been approved for sale in your state. Subject to the foregoing, if you bought the Return of Premium Death Benefit prior to August 16, 2010, you now own Return of Premium Death Benefit I.

DOES ELECTING THIS RIDER FORFEIT YOUR ABILITY TO BUY OTHER RIDERS?

Yes. Unless made part of a Company-sponsored rider exchange program, you may not elect any other guaranteed minimum death benefit once you have chosen this rider.

HOW IS THE CHARGE FOR THIS RIDER CALCULATED?

The fee for the rider is based on Premium Payments, adjusted for Surrenders on each Contract Anniversary. Even though the amount we charge you for this rider can go up or down; except as provided below; we can not increase the rider fee once you elect this rider. This charge will automatically be deducted from your Contract Value on your Contract Anniversary prior to all other financial transactions. A prorated charge will be deducted in the event of a full Surrender of this Contract. The charge for the rider will be withdrawn from each Sub-Account and the Fixed Accumulation Feature in the same proportion that the value of each Sub-Account and the Fixed Accumulation Feature bears to the total Contract Value. The rider charge will not be applied to Personal Pension Account Benefit Balance. Except as otherwise provided below, we will continue to deduct this charge until we begin to make Annuity Payouts or the rider is terminated. The rider charge may limit access to the Fixed Accumulation Feature in certain states.

In the event of a change in ownership or upon Spousal Contract continuation, the fee for the rider will be based on the Contract Value on the date of any such change plus Premium Payments received after such date, as adjusted for Surrenders. We reserve the right to reduce the voluntary rider charge waiver, in whole or in part, from time to time. The rider charge waiver may also prospectively decrease upon certain ownership changes or upon Spousal Contract continuation.

IS THIS RIDER DESIGNED TO PAY YOU DEATH BENEFITS?

Yes. This Death Benefit is equal to the higher of Contract Value (minus Distribution Charges if applicable) or Premium Payments, as adjusted for Surrenders. See Example 1 under Return of Premium I Death Benefit Examples in Appendix A.

In addition to this Death Benefit, you may also be entitled to receive the Personal Pension Account Death Benefit. See Example 2 under Return of Premium I Death Benefit Examples in Appendix A.

We calculate the Death Benefit when, and as of the Valuation Day, we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested according to the Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. This means the Death Benefit amount will fluctuate with the performance of the Account. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary's portion of the proceeds. Termination of this rider will result in the rescission of this Death Benefit and result in your Beneficiary receiving the standard Death Benefit.

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a non-Valuation Day, computations will take place on the next Valuation Day.

If the Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining Contract Value must be distributed at least as rapidly as under the payment method being used as of the Owner's death.

If the Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Owner.

APP E-2

-------------------------------------------------------------------------------

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date. If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts, or receive any remaining value such as a cash refund, Benefit Balance, or receive the Commuted Value. Please refer to the discussion under the caption "Who will receive the Death Benefit" under Standard Death Benefits for more information.

DOES THIS RIDER REPLACE THE STANDARD DEATH BENEFIT?

Yes.

CAN YOU TERMINATE THIS RIDER?

Yes. At anytime following the earliest of the fifth anniversary of the rider effective date or Spousal Contract continuation, the Contract Owner may elect to terminate this rider. If this rider is terminated, then a pro-rated rider charge will be assessed on the termination date, and will no longer be assessed thereafter. The Death Benefit will be reset to the standard Death Benefit. No other optional benefit may be elected following the termination. A Company-sponsored exchange of this rider will not be considered to be a termination by you of the rider. This rider will also terminate upon election of a Death Benefit option (described in the "Standard Death Benefit" section) by the Beneficiary (excluding Spousal Contract continuation).

WHAT EFFECT DO PARTIAL SURRENDERS HAVE ON YOUR BENEFITS UNDER THE RIDER?

We calculate the adjustment to your aggregate Premium Payments for any Surrender by reducing your aggregate Premium Payments on a dollar-for-dollar basis for any Surrender within a Contract Year up to the Death Benefit withdrawal limit. The "Death Benefit withdrawal limit" is 5% of aggregate Premium Payments. If a change of ownership occurs or if Spousal Contract continuation is elected, the Death Benefit withdrawal limit will be 5% of Contract Value as of the date of such change plus Premium Payments made after such date. For purposes of this rider, a Surrender also includes a transfer of Contract Value to Benefit Balance. Any partial Surrender that causes cumulative Surrenders during the Contract Year to exceed the Death Benefit withdrawal limit, even if less than your permissible AWA (provided that such Surrender was not made in accordance with our Automatic Income program for the purposes of meeting Required Minimum Distribution requirements), will cause a proportionate reduction in your Death Benefit. Partial Surrenders up to, but not in excess of the Death Benefit withdrawal limit (assuming no ownership changes) will reduce your Death Benefit on a dollar-for-dollar basis. Any and all partial Surrenders in excess of your Death Benefit withdrawal limit, whether individually or in the aggregate, will reduce your Death Benefit on a proportionate basis based on a factor equal to 1 minus the excessive partial Surrender (which is the amount of the Surrender in excess of the Death Benefit withdrawal limit) divided by the sum of (i) Contract Value prior to such partial Surrender minus (ii) any remaining Death Benefit withdrawal limit. Taking excess partial Surrenders may significantly negatively affect your Death Benefit. ACCORDINGLY, A PARTIAL SURRENDER (OR TRANSFER TO THE PERSONAL PENSION ACCOUNT) MAY REDUCE THE DEATH BENEFIT BY AN AMOUNT GREATER THAN THE AMOUNT SURRENDERED IF THE PARTIAL SURRENDER IS MADE AT A TIME WHEN YOUR CONTRACT VALUE IS LESS THAN YOUR PREMIUM PAYMENTS. Please consult with your Registered Representative before making excess partial Surrenders to be sure that you fully understand the ways such a decision will affect your Contract. See Example 1 under the Return of Premium Examples in Appendix A for an illustration of this calculation.

WHAT HAPPENS IF YOU CHANGE OWNERSHIP?

We reserve the right to approve all ownership changes. Certain approved changes in ownership before the Annuity Commencement Date may cause a re-calculation of the Death Benefit. Any ownership change made within the first six months from the Contract issue date (if prior to the Annuity Commencement Date) will have no impact on the rider values as long as each succeeding Owner is less than the maximum rider age limitation at the time of the change. We reserve the right to require you to reallocate investments according to then applicable investment restrictions in the event of an ownership change after six months from the rider's effective date.

An ownership change made after the first six months of the Contract issue date (if prior to the Annuity Commencement Date) will cause a reset of this Death Benefit. If the rider is not available for sale at the time of the ownership change, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the rider is currently available for sale on the date of the ownership change, we will continue the existing rider with respect to all benefits at the rider charge currently being assessed on new sales (or the last declared maximum rider fee).The Death Benefit will be recalculated to the lesser of the Contract Value or the Death Benefit on the effective date of the ownership change.

If the oldest Owner after the change is greater than the age limitation of the rider as of the trade date of the change, then we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.

                                                                     APP E-3

-------------------------------------------------------------------------------

CAN YOUR SPOUSE CONTINUE YOUR DEATH BENEFIT?

Yes. If the Owner dies and the sole Beneficiary is the deceased Owner's Spouse at the time of death, that Spouse may continue the Contract and this rider, if then available. This right may be exercised only once during the term of the Contract.

If the Owner or the Annuitant is greater than the age limitation of the rider at the time of the Spousal Contract continuation and/or this rider (or similar rider, as we determine) is not available for sale, we will terminate this rider whereupon the Death Benefit will be reset to the standard Death Benefit. A final pro-rated rider charge will be assessed on the termination date, and then will no longer be assessed.

If the Owner or the Annuitant is equal to or less than the age limitation of the rider at the time of the Spousal Contract continuation and such rider (or similar rider, as we determine) is still available for sale, the Death Benefit will be reset based on the Contract Value if higher than the Death Benefit as of the date of due proof of death and will serve as the new basis for the Death Benefit. The rider charge will be reset to the rider charge then being assessed for new sales of the rider.

WHAT HAPPENS IF YOU ANNUITIZE YOUR CONTRACT?

Except as otherwise provided, if you elect to annuitize your Contract prior to reaching the Annuity Commencement Date, you may only annuitize your Contract Value. If your Contract reaches the Annuity Commencement Date, the Contract must be annuitized unless we agree to extend the Annuity Commencement Date, in our sole discretion. In this circumstance, the Contract may be annuitized under our standard annuitization rules. This rider terminates once an Annuity Payout Option (other than Annuity Payout Options Two or Eight) is elected.

ARE THERE RESTRICTIONS ON HOW YOU MUST INVEST?

Yes. You may allocate your Contract Value to any Sub-Accounts(s), asset allocation models, investment programs, fund of funds Sub-Accounts(s) or other investment option(s) or you may design your own portfolio, provided that your Fund selections comply with the investment restrictions in the following table:

            CLASSIFICATION                             ALLOCATION
--------------------------------------------------------------------------------
Fixed investments Funds                  Minimum of 30% - to a maximum of 100%
Equity Investments                       - Maximum of 70%
                                         - No more than 20% may be invested in
                                         any one Fund in this category
Limited Investments                      Maximum of 20%
Multi-Asset Investments                  - 0% or 100%
                                         - May not be combined with Funds in the
                                         above classifications

Please refer to Appendix C for the classification associated with each currently offered Fund. Investing in the Personal Pension Account, and Fixed Accumulation Feature do not constitute a violation of these investment restrictions.

Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. The Personal Pension Account, and Fixed Accumulation Feature are not included within any classification.

We may, in our sole discretion, add, replace or delete Funds, programs, classifications, allocations and asset allocation models from time to time. Not all asset allocation models, Funds or programs are available through all Financial Intermediaries. You will be provided with advance notification of any investment restriction changes and you must invest any subsequent Premium Payments in accordance with such updated investment restrictions.

You must participate in an asset rebalancing program. If on any Valuation Day, your Contract Value is no longer invested within the permissible allocations in the table above as a result of market fluctuations, we will not terminate the rider. Instead, your Contract Value will be rebalanced quarterly in accordance with your last compliant allocation instructions. All subsequent Premium Payments must also be invested according to the classifications described in this section.

YOU MAY PROVIDE INVESTMENT INSTRUCTIONS TO INVEST CONTRACT VALUE IN A MANNER THAT VIOLATES THESE INVESTMENT RESTRICTIONS. ANY SUCH ACTION WILL, HOWEVER, RESULT IN THE TERMINATION OF THIS RIDER. WE WILL NOT ACCEPT INSTRUCTIONS TO VIOLATE THE INVESTMENT RESTRICTIONS FROM YOUR REGISTERED REPRESENTATIVE. VIOLATING THESE INVESTMENT RESTRICTIONS SHALL RESULT IN THE TERMINATION OF YOUR DEATH BENEFIT UNDER THIS RIDER.

If this rider is terminated due to failure to comply with these investment restrictions, you will have a one time opportunity to reinstate the rider. You will be notified in your confirmation statement that you have violated these investment restrictions. The thirty calendar day reinstatement period will begin from the date this rider is terminated. Your opportunity to reinstate will be terminated if during the reinstatement period you make a subsequent Premium Payment, take a partial Surrender, or make an ownership change.

APP E-4

-------------------------------------------------------------------------------

UPON REINSTATEMENT OF YOUR RIDER, YOUR PREMIUM PAYMENT WILL BE RESET AT THE LOWER OF THE DEATH BENEFIT PRIOR TO THE REVOCATION OR CONTRACT VALUE AS OF THE DATE OF THE REINSTATEMENT. WE WILL DEDUCT A PRORATED RIDER CHARGE ON YOUR CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT FOR THE TIME PERIOD BETWEEN THE REINSTATEMENT DATE AND YOUR FIRST CONTRACT ANNIVERSARY FOLLOWING THE REINSTATEMENT. VIOLATION OF THESE INVESTMENT RESTRICTIONS COULD RESULT IN A SERIOUS EROSION OF THE VALUE IN THIS RIDER.

We are not responsible for lost investment opportunities associated with the implementation of these investment restrictions.

ARE THERE RESTRICTIONS ON THE AMOUNT OF SUBSEQUENT PREMIUM PAYMENTS?

Yes. We reserve the right to require our approval on all subsequent Premium Payments received after the first twelve months. We may not accept any subsequent Premium Payment which brings the total of such cumulative subsequent Premium Payments in excess of $100,000 without prior approval. Following your Annuity Commencement Date, we will no longer accept subsequent Premium Payments.

CAN WE AGGREGATE CONTRACTS?

Yes. We reserve the right to treat all deferred variable annuities that you buy from us or our affiliates as a single contract for the purposes of determining your total Death Benefits. These limits will be applied if you make $5 million or more in total aggregate Premium Payments. If applicable, the aggregate limit on total Death Benefits payable by us or our affiliates will never exceed:

    a. the aggregate Deposits, modified by adjustments for partial Surrenders or Personal Pension Account Payouts under applicable contracts and riders; or

    b.  the aggregate Total Balance plus $1 million.

Any reduction in Death Benefits will be in proportion to the Contract Value of each deferred variable annuity at the time of reduction.

OTHER INFORMATION

The rider may not be appropriate for all investors. Several factors, among others, should be considered:

- The benefits under the rider cannot be directly or indirectly assigned, collateralized, pledged or securitized in any way. Any such actions will invalidate the rider and allow us to terminate the rider.

- We may terminate this rider based upon the following conditions: Spousal Contract continuation, ownership changes, assignment and/or violation of the investment restrictions. If we terminate the rider, it cannot be re-elected by you.

- The selection of an Annuity Payout Option and the timing of the selection may have an impact on the tax treatment of the Death Benefit.

- Upon Spousal Contract continuation or ownership change, the Death Benefit withdrawal limit upon which we reduce the Death Benefit will be adjusted to equal 5% of the Contract Value as of the date of such change plus Premium Payments received after such date.

- Any partial Surrender or transfer of Contract Value into the Personal Pension Account, including enrollment in certain asset rebalancing Programs, will trigger a proportionate reduction to your Death Benefit.

- Transfers made pursuant to an automatic income program may violate this rider if made during the reinstatement period following a violation of investment restrictions under this rider.

- This rider may be referred to as "Return of Premium" death benefit in your Contract.

To obtain a Statement of Additional Information, please complete the form below and mail to:

     The Hartford
     Attn: Retirement Division
     P.O. Box 5085
     Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

Contract Name
Issue Date

                                     PART B

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION

                HARTFORD'S PERSONAL RETIREMENT MANAGER SERIES V

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to The Hartford, Attn: Retirement Division, P.O. Box 5085, Hartford, CT 06102-5085.


Date of Prospectus: November 15, 2010
Date of Statement of Additional Information: November 15, 2010


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                4
  Total Return for all Sub-Accounts                                            4
  Yield for Sub-Accounts                                                       5
  Money Market Sub-Accounts                                                    5
  Additional Materials                                                         5
  Performance Comparisons                                                      5
FINANCIAL STATEMENTS                                                        SA-1

2

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The statutory basis financial statements of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report dated April 30, 2010 (which report expresses an unqualified opinion in accordance with accounting practices prescribed and permitted by the Insurance Department of the State of Connecticut and includes an explanatory paragraph relating to the Company's change in its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of
2009), and the statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account") as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated February 23, 2010, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such reports are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.

We currently pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2009: $103,577,895; 2008: $249,801,679; and 2007: $355,689,241.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments of at least $100 in 2009 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.

A & F Financial Securities, Inc., Addison Avenue Federal Credit Union, Advantage Capital Corp., Advisory Group Equity Services Ltd., AF Brokerage, AIG Financial Advisors, AIG Retirement Advisors, Inc., AIM Distributors, Allen & Company of Florida, Inc., Alliance Bernstein Investment Research, Alliance Bernstein Investments, Inc., Altura Credit Union, Amcore Investment Services, Inc., American Funds, American General Securities, Inc., American Portfolios Financial Services, Ameriprise Advisor Services, Inc., Ameriprise Financial Services, Inc., Ameritas Investment Corp., Amtrust Investment Services, Inc., Anchor Bank, Arvest Asset Management, Arvest Bank, Associated Bank, N.A., Associated Investment Services, Inc., Associated Securities Corp., Atlantic Southern Bank, AXA Advisors, LLC, B .C. Ziegler and Company, Banc of America Investment Services, Inc., Bancnorth Investment Group, Inc., Bancorpsouth Bank, Bancorpsouth Investment Services, Inc., BancWest Investment Services, Inc., Bank of Oklahoma,

-------------------------------------------------------------------------------

N.A., Bank of the West, Bank Securities Association, Bankers & Investors Co., BankUnited FSB, BB&T Investment Services, Inc., BCG Securities, Inc., Benchmark Investments, Inc., Berthel, Fisher & Co. Financial Services, BISA, BOSC, Inc., Brewer Financial Services, LLC, Broker Dealer Financial Services Corp., Brookstone Securities, Inc., Brookstreet Securities Corp., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., California National Bank, Cambridge Investment Research, Inc., Camden National Bank, Cantella & Co., Inc., Capital Analysts, Inc., Capital Bank, Capital Financial Services, Inc., Capital Investment Group, Inc., Capital One Investments Services LLC, Capitol Securities Management, Inc., Carolina First Bank, CBIZ Financial Solutions, Inc., CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Centennial Securities Co., Inc., Centra Bank, Inc., Charles Schwab & Company, Inc, Chase Investments Services, Corp., Chicago Investment Group, LLC, CIBC World Markets Corp., Citadel Federal Credit Union, Citi Bank, Citigroup Global Markets, Inc., City Bank, City Securities Corporation, Colonial Bank, N.A., Colonial Brokerage, Inc., Comerica Securities, Commerce Brokerage Services, Inc., Commonwealth Financial Network, Community Bank, Compass Bank, Compass Brokerage, Inc., Coordinated Capital Securities, Inc., Crowell, Weedon & Co., Crown Capital Securities, LLP, Cumberland Brokerage Corp., Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., D.A. Davidson & Company, David A. Noyes & Company, Delta Equity Services Corp., Dempsey Lord Smith LLC, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Dorsey & Company, Inc., Dougherty & Company LLC, Eagle One Financial, Eagle One Investments, LLC, Edward Jones, Elevations Credit Union, Emerson Equity, LLC, Equable Securities Corporation, Equity Services, Inc., Essex Financial Services, Inc., Essex National Securities, Inc., Excel Securities & Assoc., Inc., Fairpoint Capital, Inc., FCG Advisors, Feltl & Company, Ferris Baker Watts, Fidelity Bank, Fidelity Brokerage Services, Inc., Fidelity Brokerage Services, LLC, Fidelity Investments, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Security Management, Inc., Fintegra LLC, First Allied Securities, First Brokerage America, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Citizens Trust Co., N. A., First Financial Equity Corp., First Global Securities, Inc., First Heartland Capital, Inc., First Investment Services, First National B & T of Columbus, First Niagara Bank, First South Bank, First Southeast Inv. Services, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, First Western Securities, Inc., Five Star Investment Services, Inc., Florida Investment Advisers, FNB Brokerage Services, Inc., Division, Folger Nolan Fleming Douglas, Foothill Securities, Inc., Foresters Equity Services, Inc., Franklin Templeton Dist., Inc., Fremont Bank, Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., GBS Financial Corp., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Girard Securities, Inc., Gold Coast Securities, Inc., Great American Advisors, Inc., Gregory J Schwartz & Co., Inc., Grey Investment, Gunnallen Financial, Inc., GWN Securities, Inc., H & R Block Financial Advisors, Inc., H. Beck, Inc., H. D. Vest Investment Services, Hamilton Cavanaugh & Associates, Inc., Harbor Financial Services, LLC, Harbour Investments, Inc., Harris Investor Services, Inc., Harvest Capital LLC, Hazard & Siegel, Inc., Heartland Investment Assoc., Inc., Heim Young & Associates, Inc., Heritage Family Federal Credit Union, Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Brokerage, Inc., HSBC Securities
(USA) Inc., Huntingdon Securities Corp., Huntington Investments, Huntington National Bank, Huntington Valley Bank, IBN Financial Services, Inc., IMS Securities, Inc., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Insignia Bank, InterSecurities Inc., Inverness Securities, LLC, Invesmart Securities LLC, INVEST Financial Corporation, INVEST Bank of Oak Ridge, INVEST United Community Bank, Investacorp, Inc., Investment Center, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J. B. Hanauer & Co., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., Joseph Gunnar & Co. LLC, Kern Schools Federal Credit Union, Key Bank, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., KW Securities Corporation, Lara, Shull & May, LTD, LaSalle Street Securities, Inc., Leigh Baldwin & Co., LLC, Leonard & Company, Liberty Group, LLC, Linclon Financial Advisors Corp., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Lord, Abbett & Co., LPL Financial Corporation, M Griffith Locke Investment Services, M & I Bank, M & T Bank, M & T Securities, Inc., M.L. Stern & Co., Inc., May Financial Corporation, , Means Investment Co., Inc., Merrill Lynch Inc., Mesirow Financial, Inc., MetLife Securities, Inc., MFS Fund Distributors, Inc., MidAmerica Financial Services, Inc., MidFirst Bank, Midwestern Securities Trading Co., LLC, MML Investor Services, Inc., Money Concepts Capital Corp., Money Management Advisory, Inc., Morgan Keegan & Co., Inc., Morgan Stanley & Co., Inc., Morgan Stanley Smith Barney, Multi-Financial Securities Corp., Multiple Financial Services, Inc., Mutual Service Corp., Natcity Investments, National Advisors Trust, National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, NBC Securities, Inc., Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities, Newbridge Securities Corp., Nexity Financial Services, Inc., Next Financial Group, Inc., NFP Securities, Inc., Nollenberger Capital Partners, Northwestern Mutual Inv. Services, NPB Financial Group LLC, Nutmeg Securities, Ltd., NYLIFE Securities, Inc., OFG Financial Services, Inc., Ohio National Equities, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Orange County Teachers FCU, Orange Countys Credit Union, Pacco Capital Solutions, LLC, Pacific West Securities, Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Parsonex Securities, Inc., Partnervest Securities, Inc., Paulson Investment Company, Inc., Peoples Securities, Inc., PlanMember Securities Corp., Planning Corp. (IM&R), PNC Bank Corp., PNC Investments LLC, Prime Capital Services, Inc., PrimeVest Financial Services, Princor Financial Service Corp., ProEquities, Inc., Professional Asset Management, Inc., Prospera Financial Services, Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., RBC Capital Markets Corp., RBC Dain FID Division, Regal Securities, Inc., Resource Horizons Group, LLC, RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Rogan & Associates, Inc., Royal Alliance Associates, Inc., Royal Securities Company,

4

-------------------------------------------------------------------------------

Ryan Financial, Inc., S.C. Parker & Co., Inc., S. Smith Barney Bank Investments Centers, Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Santa Barbara Bank & Trust, Scott & Stringfellow, Inc., Seacoast Investor Services, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signal Securities, Inc., Signator Investors, Inc., Signature Bank, Signature Securities Group, SII Investments, Smith Barney, Smith Barney Bank Advisor, Smith Hayes Financial Services Corp., South Valley Wealth Management, Southeast Investments N.C., Inc., Southwest Securities, Inc., Sovereign Bank, Space Coast Credit Union, Spectrum Capital Inc., Stephens, Inc., Sterling Savings Bank, Sterne Agee & Leach, inc., Stifel, Nicolaus & Co., Inc., Stockcross, Inc., Strategic Financial Alliance, Summit Bank, Summit Brokerage Services Inc., Summit Equities, Inc., Summitalliance Securities, Sunset Financial Services, Inc., SunTrust Investment Services, Inc., SunTrust Securities, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TD Bancnorth, National Association, TFS Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., The Winning Edge Financial Group, Thoroughbred Financial Services, LLC, Thurston, Springer, Miller, Herd, Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., Tricor Financial Services, Ltd., Triune Capital Advisors, TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UBS International, UMB Bank, UMB Financial Services, Inc., Union Bank of California,
N. A., UnionBanc Investment Services, United Bank, Inc., United Brokerage Services, Inc., United Community Bank, United Financial Group, United Planners Financial Services of America, US Bancorp Investments, US Bank, US Discount Brokerage, Inc., USA Financial Securities Corp., UVest Financial Services Group, Inc., VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, Veritrust Financial, LLC, VFinance Investments, Inc., VSR Financial Services, Inc., Wachovia Bank, Wachovia Securities ISG, Wachovia Securities LLC., Wall Street Financial Group, Walnut Street Securities, Inc., WaMu Investments, Inc., Waterstone Financial Group, Inc., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., Wells Fargo Investments, WesBanco Bank, Inc., WesBanco Securities, Inc., Wescom Financial Services, Western International Securities, Western State Bank, Westfield Bakerink Brozak, LLC, WFG Investments, Inc., Woodbury Financial Services, Inc., Woodmen Financial Services, Inc., Woodstock Financial Group, Inc., Workman Securities Corp., WRP Investments, Inc.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will be calculated on a quarterly basis from the date the underlying fund is made available in the Separate Account for one, five and ten year periods or some other relevant periods if the underlying fund has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, the Total Annual Fund Operating Expenses, applicable Sales Charges, Distribution Charge, Separate Account Annual Expenses, and the Annual Maintenance Fee are deducted from a hypothetical initial Premium Payment of $1,000.00. Standardized total returns do not include charges for optional benefit riders.

The formula we use to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

The Sub-Account may advertise a non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that non-standardized total return does not include the Annual Maintenance Fee, Distribution Charge, or Sales Charges (except for a 1% FESC for A Share Contract class). Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

The Sub-Account may also advertise adjusted non-standardized total return. These figures will be calculated on a monthly basis from the inception date of the underlying fund for one, five and ten year periods or other relevant periods. Adjusted non-standardized total return is measured in the same manner as the standardized total return described above.

A Sub-Account may advertise non-standardized total returns for periods predating its inception as an investment option in this variable annuity. Such non-standardized total returns reflect the adjusted historical returns of the underlying Fund in which the Sub-Account invests, as adjusted for certain Separate Account annual expenses (Mortality and Expense Risk Charges and Administrative Fees), but excludes adjustments for optional riders or deductions for Annual Maintenance Fees, sales charges, premium taxes and federal/state taxes (including possible penalties). To the extent that a Sub-Account invests in a Feeder Fund (a Feeder Fund is a fund that invests all of its assets into a corresponding Master Fund), the Feeder Fund's performance for periods pre-dating the inception of the Feeder Fund and/or its inclusion within a Separate Account may include the performance of the Master Fund since the inception

-------------------------------------------------------------------------------

of the Master Fund, as adjusted for the Feeder Fund's operating expenses. In such case, the performance of a Feeder Fund will be lower than the corresponding Master Fund because of Feeder Fund operating expenses. Performance may include the effect of waivers and reimbursements, in the absence of which performance may have been lower.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, we then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN AND THE BOARD OF DIRECTORS OF HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life and Annuity Insurance Company Separate Account Seven (the "Account"), as of December 31, 2009, and the related statements of operations and changes in net assets for the respective stated periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2009; where replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts constituting Hartford Life and Annuity Insurance Company Separate Account Seven as of December 31, 2009, the results of their operations and the changes in their net assets for the respective stated periods then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
February 23, 2010

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                               BALANCED WEALTH             INTERNATIONAL
                                             STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                                 SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                  2,659,692                  2,584,554
                                                =============              =============
  Cost                                            $25,374,221                $34,401,743
                                                =============              =============
  Market Value                                    $28,139,542                $37,579,416
 Due from Hartford Life and Annuity
  Insurance Company                                     4,319                      1,086
 Receivable from fund shares sold                          --                         --
 Other assets                                              --                         --
                                                -------------              -------------
 Total Assets                                      28,143,861                 37,580,502
                                                -------------              -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                        --                         --
 Payable for fund shares purchased                      4,319                      1,086
 Other liabilities                                         --                          2
                                                -------------              -------------
 Total Liabilities                                      4,319                      1,088
                                                -------------              -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                     $28,139,542                $37,579,414
                                                =============              =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                         ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                             SMALL/MID CAP         ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                            VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                              SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 687,322                   136,102                    640,753
                                              ============              ============              =============
  Cost                                          $8,170,906                $1,171,243                $10,524,553
                                              ============              ============              =============
  Market Value                                  $9,182,618                $1,211,305                $10,578,826
 Due from Hartford Life and Annuity
  Insurance Company                                 85,722                        --                      6,923
 Receivable from fund shares sold                       --                        52                         --
 Other assets                                           --                        --                         --
                                              ------------              ------------              -------------
 Total Assets                                    9,268,340                 1,211,357                 10,585,749
                                              ------------              ------------              -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                     --                        52                         --
 Payable for fund shares purchased                  85,722                        --                      6,923
 Other liabilities                                      --                        --                          1
                                              ------------              ------------              -------------
 Total Liabilities                                  85,722                        52                      6,924
                                              ------------              ------------              -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                   $9,182,618                $1,211,305                $10,578,825
                                              ============              ============              =============

                                           AIM V.I.            AIM V.I.            AIM V.I.
                                            BASIC               CAPITAL              CORE
                                          VALUE FUND       APPRECIATION FUND      EQUITY FUND
                                         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          23,676,254           2,760,843           9,632,080
                                        ==============       =============       =============
  Cost                                    $181,629,103         $58,139,950        $239,795,421
                                        ==============       =============       =============
  Market Value                            $141,584,000         $56,104,043        $239,994,465
 Due from Hartford Life and Annuity
  Insurance Company                                 --                  --                  --
 Receivable from fund shares sold              112,878              60,922             123,525
 Other assets                                       --                  --                  --
                                        --------------       -------------       -------------
 Total Assets                              141,696,878          56,164,965         240,117,990
                                        --------------       -------------       -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                            112,878              60,922             123,525
 Payable for fund shares purchased                  --                  --                  --
 Other liabilities                                   7                   2                  45
                                        --------------       -------------       -------------
 Total Liabilities                             112,885              60,924             123,570
                                        --------------       -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $141,583,993         $56,104,041        $239,994,420
                                        ==============       =============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                  AIM V.I.             AIM V.I.
                                                 GOVERNMENT         INTERNATIONAL
                                              SECURITIES FUND        GROWTH FUND
                                                SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 67,574,669            8,649,340
                                               ==============       ==============
  Cost                                           $822,942,613         $222,996,696
                                               ==============       ==============
  Market Value                                   $807,517,297         $224,332,800
 Due from Hartford Life and Annuity
  Insurance Company                                        --                6,710
 Receivable from fund shares sold                     414,928                   --
 Other assets                                              --                   16
                                               --------------       --------------
 Total Assets                                     807,932,225          224,339,526
                                               --------------       --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   414,928                   --
 Payable for fund shares purchased                         --                6,710
 Other liabilities                                        140                   --
                                               --------------       --------------
 Total Liabilities                                    415,068                6,710
                                               --------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $807,517,157         $224,332,816
                                               ==============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           AIM V.I.        AIM V.I.       AIM V.I.
                                         MID CAP CORE     SMALL CAP       LARGE CAP
                                         EQUITY FUND     EQUITY FUND     GROWTH FUND
                                         SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          25,263,156       9,392,142      2,608,460
                                        ==============  ==============  =============
  Cost                                    $286,270,074    $134,335,347    $32,217,852
                                        ==============  ==============  =============
  Market Value                            $275,873,665    $120,693,959    $32,031,888
 Due from Hartford Life and Annuity
  Insurance Company                                 --          48,938             --
 Receivable from fund shares sold              131,313              --         84,997
 Other assets                                       --              --             --
                                        --------------  --------------  -------------
 Total Assets                              276,004,978     120,742,897     32,116,885
                                        --------------  --------------  -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                            131,313              --         84,997
 Payable for fund shares purchased                  --          48,938             --
 Other liabilities                                  30              --             77
                                        --------------  --------------  -------------
 Total Liabilities                             131,343          48,938         85,074
                                        --------------  --------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $275,873,635    $120,693,959    $32,031,811
                                        ==============  ==============  =============

                                               AIM V.I.                AIM V.I.               AMERICAN FUNDS
                                               CAPITAL              POWERSHARES ETF               GLOBAL
                                           DEVELOPMENT FUND         ALLOCATION FUND             BOND FUND
                                             SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                762,424                  774,621                26,075,891
                                             ============            =============            ==============
  Cost                                         $7,934,478               $9,693,673              $287,847,461
                                             ============            =============            ==============
  Market Value                                 $8,577,553              $10,581,328              $300,655,025
 Due from Hartford Life and Annuity
  Insurance Company                                    --                    8,271                   157,163
 Receivable from fund shares sold                     422                       --                        --
 Other assets                                          --                       --                        --
                                             ------------            -------------            --------------
 Total Assets                                   8,577,975               10,589,599               300,812,188
                                             ------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   422                       --                        --
 Payable for fund shares purchased                     --                    8,271                   157,163
 Other liabilities                                     --                       --                         2
                                             ------------            -------------            --------------
 Total Liabilities                                    422                    8,271                   157,165
                                             ------------            -------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $8,577,553              $10,581,328              $300,655,023
                                             ============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               AMERICAN FUNDS
                                                   GLOBAL            AMERICAN FUNDS
                                                 GROWTH AND              ASSET
                                                INCOME FUND         ALLOCATION FUND
                                                SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 61,773,639             89,817,809
                                               ==============       ================
  Cost                                           $678,396,438         $1,314,017,966
                                               ==============       ================
  Market Value                                   $563,375,584         $1,315,830,902
 Due from Hartford Life and Annuity
  Insurance Company                                        --                     --
 Receivable from fund shares sold                     109,853                303,610
 Other assets                                              12                     14
                                               --------------       ----------------
 Total Assets                                     563,485,449          1,316,134,526
                                               --------------       ----------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   109,853                303,610
 Payable for fund shares purchased                         --                     --
 Other liabilities                                         --                     --
                                               --------------       ----------------
 Total Liabilities                                    109,853                303,610
                                               --------------       ----------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $563,375,596         $1,315,830,916
                                               ==============       ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             AMERICAN FUNDS
                                               BLUE CHIP                                 AMERICAN FUNDS
                                               INCOME AND          AMERICAN FUNDS            GLOBAL
                                              GROWTH FUND            BOND FUND            GROWTH FUND
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               96,528,034            118,296,465           28,945,759
                                             ==============       ================       ==============
  Cost                                         $862,025,373         $1,270,932,646         $496,420,437
                                             ==============       ================       ==============
  Market Value                                 $802,147,965         $1,210,172,836         $564,442,291
 Due from Hartford Life and Annuity
  Insurance Company                                      --                941,703                   --
 Receivable from fund shares sold                   160,326                     --              243,962
 Other assets                                           277                     --                    1
                                             --------------       ----------------       --------------
 Total Assets                                   802,308,568          1,211,114,539          564,686,254
                                             --------------       ----------------       --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 160,326                     --              243,962
 Payable for fund shares purchased                       --                941,703                   --
 Other liabilities                                       --                      4                   --
                                             --------------       ----------------       --------------
 Total Liabilities                                  160,326                941,707              243,962
                                             --------------       ----------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $802,148,242         $1,210,172,832         $564,442,292
                                             ==============       ================       ==============


                                         AMERICAN FUNDS         AMERICAN FUNDS             AMERICAN FUNDS
                                          GROWTH FUND         GROWTH-INCOME FUND         INTERNATIONAL FUND
                                          SUB-ACCOUNT            SUB-ACCOUNT                SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            60,960,672             92,149,694                52,189,739
                                        ================       ================            ==============
  Cost                                    $3,100,874,557         $3,123,787,138              $872,183,372
                                        ================       ================            ==============
  Market Value                            $2,810,286,958         $2,873,227,459              $892,966,426
 Due from Hartford Life and Annuity
  Insurance Company                                   --                     --                        --
 Receivable from fund shares sold                968,277                825,660                   224,238
 Other assets                                         13                     51                        --
                                        ----------------       ----------------            --------------
 Total Assets                              2,811,255,248          2,874,053,170               893,190,664
                                        ----------------       ----------------            --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                              968,277                825,660                   224,238
 Payable for fund shares purchased                    --                     --                        --
 Other liabilities                                    --                     --                         8
                                        ----------------       ----------------            --------------
 Total Liabilities                               968,277                825,660                   224,246
                                        ----------------       ----------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $2,810,286,971         $2,873,227,510              $892,966,418
                                        ================       ================            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                         AMERICAN FUNDS
                                               AMERICAN FUNDS             GLOBAL SMALL
                                               NEW WORLD FUND         CAPITALIZATION FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 21,156,450                22,099,381
                                               ==============            ==============
  Cost                                           $337,105,864              $380,289,756
                                               ==============            ==============
  Market Value                                   $420,801,785              $392,264,010
 Due from Hartford Life and Annuity
  Insurance Company                                        --                        --
 Receivable from fund shares sold                     131,202                   523,442
 Other assets                                               1                        --
                                               --------------            --------------
 Total Assets                                     420,932,988               392,787,452
                                               --------------            --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   131,202                   523,442
 Payable for fund shares purchased                         --                        --
 Other liabilities                                         --                         2
                                               --------------            --------------
 Total Liabilities                                    131,202                   523,444
                                               --------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $420,801,786              $392,264,008
                                               ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                             FIDELITY VIP       FIDELITY VIP   FIDELITY VIP
                                                GROWTH           CONTRAFUND       MID CAP
                                              PORTFOLIO           PORTFOLIO      PORTFOLIO
                                             SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                139,195           4,047,708      2,903,294
                                             ============       =============  =============
  Cost                                         $4,065,493         $73,888,174    $62,681,940
                                             ============       =============  =============
  Market Value                                 $4,141,042         $82,127,986    $72,872,681
 Due from Hartford Life and Annuity
  Insurance Company                                    --              72,400        375,745
 Receivable from fund shares sold                   2,394                  --             --
 Other assets                                          --                   1             --
                                             ------------       -------------  -------------
 Total Assets                                   4,143,436          82,200,387     73,248,426
                                             ------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 2,394                  --             --
 Payable for fund shares purchased                     --              72,400        375,745
 Other liabilities                                     --                  --              1
                                             ------------       -------------  -------------
 Total Liabilities                                  2,394              72,400        375,746
                                             ------------       -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $4,141,042         $82,127,987    $72,872,680
                                             ============       =============  =============

                                                                     FIDELITY VIP               FRANKLIN
                                             FIDELITY VIP          DYNAMIC CAPITAL               RISING
                                           VALUE STRATEGIES          APPRECIATION              DIVIDENDS
                                              PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------  ------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                854,557                 143,866                43,499,789
                                             ============            ============            ==============
  Cost                                         $5,676,735                $851,101              $771,270,915
                                             ============            ============            ==============
  Market Value                                 $6,639,905              $1,015,690              $689,906,811
 Due from Hartford Life and Annuity
  Insurance Company                                14,241                      --                        --
 Receivable from fund shares sold                      --                      49                   268,785
 Other assets                                          --                      --                         4
                                             ------------            ------------            --------------
 Total Assets                                   6,654,146               1,015,739               690,175,600
                                             ------------            ------------            --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                      49                   268,785
 Payable for fund shares purchased                 14,241                      --                        --
 Other liabilities                                     --                      --                        --
                                             ------------            ------------            --------------
 Total Liabilities                                 14,241                      49                   268,785
                                             ------------            ------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $6,639,905              $1,015,690              $689,906,815
                                             ============            ============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                    FRANKLIN
                                              FRANKLIN             LARGE CAP
                                               INCOME                GROWTH
                                          SECURITIES FUND       SECURITIES FUND
                                            SUB-ACCOUNT           SUB-ACCOUNT
------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             156,760,317           10,751,107
                                          ================       ==============
  Cost                                      $2,343,342,312         $152,423,431
                                          ================       ==============
  Market Value                              $2,216,727,188         $144,387,365
 Due from Hartford Life and Annuity
  Insurance Company                                     --                   --
 Receivable from fund shares sold                  571,799               61,910
 Other assets                                           --                    2
                                          ----------------       --------------
 Total Assets                                2,217,298,987          144,449,277
                                          ----------------       --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                571,799               61,910
 Payable for fund shares purchased                      --                   --
 Other liabilities                                      24                   --
                                          ----------------       --------------
 Total Liabilities                                 571,823               61,910
                                          ----------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $2,216,727,164         $144,387,367
                                          ================       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        FRANKLIN                  FRANKLIN                 FRANKLIN
                                         GLOBAL                SMALL-MID CAP               SMALL CAP
                                       REAL ESTATE                 GROWTH                    VALUE
                                     SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          824,214                17,149,139                4,328,872
                                      =============            ==============            =============
  Cost                                  $13,637,545              $306,909,564              $57,058,588
                                      =============            ==============            =============
  Market Value                           $9,000,416              $289,505,460              $55,570,911
 Due from Hartford Life and
  Annuity Insurance Company                      --                 1,219,973                       --
 Receivable from fund shares
  sold                                        1,065                        --                1,570,832
 Other assets                                    --                         3                       --
                                      -------------            --------------            -------------
 Total Assets                             9,001,481               290,725,436               57,141,743
                                      -------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   1,065                        --                1,570,832
 Payable for fund shares
  purchased                                      --                 1,219,973                       --
 Other liabilities                               --                        --                        1
                                      -------------            --------------            -------------
 Total Liabilities                            1,065                 1,219,973                1,570,833
                                      -------------            --------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                            $9,000,416              $289,505,463              $55,570,910
                                      =============            ==============            =============

                                         FRANKLIN                                   TEMPLETON
                                        STRATEGIC                                   DEVELOPING
                                          INCOME            MUTUAL SHARES            MARKETS
                                     SECURITIES FUND       SECURITIES FUND       SECURITIES FUND
                                       SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        75,487,195             87,376,782           23,885,134
                                      ==============       ================       ==============
  Cost                                  $887,884,179         $1,371,714,572         $212,526,374
                                      ==============       ================       ==============
  Market Value                          $925,656,944         $1,274,585,620         $235,582,011
 Due from Hartford Life and
  Annuity Insurance Company                       --                     --              309,267
 Receivable from fund shares
  sold                                       937,931                208,161                   --
 Other assets                                     --                     --                   --
                                      --------------       ----------------       --------------
 Total Assets                            926,594,875          1,274,793,781          235,891,278
                                      --------------       ----------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  937,931                208,160                   --
 Payable for fund shares
  purchased                                       --                     --              309,267
 Other liabilities                                 5                     29                   --
                                      --------------       ----------------       --------------
 Total Liabilities                           937,936                208,189              309,267
                                      --------------       ----------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $925,656,939         $1,274,585,592         $235,582,011
                                      ==============       ================       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 TEMPLETON                 TEMPLETON
                                                  FOREIGN                GLOBAL ASSET
                                              SECURITIES FUND           ALLOCATION FUND
                                                SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 34,494,797                  913,686
                                               ==============            =============
  Cost                                           $466,082,950              $15,499,064
                                               ==============            =============
  Market Value                                   $464,064,557               $8,369,372
 Due from Hartford Life and Annuity
  Insurance Company                                   502,691                       --
 Receivable from fund shares sold                          --                      456
 Other assets                                              --                       --
                                               --------------            -------------
 Total Assets                                     464,567,248                8,369,828
                                               --------------            -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                        --                      456
 Payable for fund shares purchased                    502,691                       --
 Other liabilities                                          7                       --
                                               --------------            -------------
 Total Liabilities                                    502,698                      456
                                               --------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $464,064,550               $8,369,372
                                               ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   FRANKLIN
                                               TEMPLETON                   MUTUAL                  FLEX CAP
                                                 GROWTH               GLOBAL DISCOVERY              GROWTH
                                            SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                              SUB-ACCOUNT             SUB-ACCOUNT (A)             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               60,977,170                33,072,324                5,240,137
                                             ==============            ==============            =============
  Cost                                         $750,972,012              $617,510,003              $56,746,251
                                             ==============            ==============            =============
  Market Value                                 $634,592,845              $622,592,616              $57,258,380
 Due from Hartford Life and Annuity
  Insurance Company                                      --                        --                       --
 Receivable from fund shares sold                   215,416                 1,089,435                    7,076
 Other assets                                            --                        --                        1
                                             --------------            --------------            -------------
 Total Assets                                   634,808,261               623,682,051               57,265,457
                                             --------------            --------------            -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 215,416                 1,089,435                    7,076
 Payable for fund shares purchased                       --                        --                       --
 Other liabilities                                        1                        --                       --
                                             --------------            --------------            -------------
 Total Liabilities                                  215,417                 1,089,435                    7,076
                                             --------------            --------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $634,592,844              $622,592,616              $57,258,381
                                             ==============            ==============            =============

                                               FRANKLIN
                                               LARGE CAP                TEMPLETON           HARTFORD
                                                 VALUE                 GLOBAL BOND          ADVISERS
                                            SECURITIES FUND          SECURITIES FUND        HLS FUND
                                              SUB-ACCOUNT            SUB-ACCOUNT (B)       SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               2,820,286                5,583,930             619,865
                                             =============            =============       =============
  Cost                                         $30,579,115              $94,523,758          $9,898,679
                                             =============            =============       =============
  Market Value                                 $26,397,874              $98,263,967         $10,831,382
 Due from Hartford Life and Annuity
  Insurance Company                                 15,777                   59,678               1,542
 Receivable from fund shares sold                       --                       --                  --
 Other assets                                           --                        1                  --
                                             -------------            -------------       -------------
 Total Assets                                   26,413,651               98,323,646          10,832,924
                                             -------------            -------------       -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                     --                       --                  --
 Payable for fund shares purchased                  15,777                   59,678               1,542
 Other liabilities                                      --                       --                  --
                                             -------------            -------------       -------------
 Total Liabilities                                  15,777                   59,678               1,542
                                             -------------            -------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $26,397,874              $98,263,968         $10,831,382
                                             =============            =============       =============

(a)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(b) Formerly Templeton Global Income Securities Fund. Change effective May 1, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             HARTFORD        HARTFORD
                                              TOTAL          CAPITAL
                                           RETURN BOND     APPRECIATION
                                             HLS FUND        HLS FUND
                                           SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                            56,110,676      17,994,772
                                          ==============  ==============
  Cost                                      $580,643,558    $553,016,742
                                          ==============  ==============
  Market Value                              $593,460,282    $659,065,186
 Due from Hartford Life and Annuity
  Insurance Company                              549,033         547,608
 Receivable from fund shares sold                     --              --
 Other assets                                          5              --
                                          --------------  --------------
 Total Assets                                594,009,320     659,612,794
                                          --------------  --------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --              --
 Payable for fund shares purchased               549,033         547,608
 Other liabilities                                    --              53
                                          --------------  --------------
 Total Liabilities                               549,033         547,661
                                          --------------  --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                               $593,460,287    $659,065,133
                                          ==============  ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                           HARTFORD            HARTFORD
                                           DIVIDEND          FUNDAMENTAL              HARTFORD
                                          AND GROWTH            GROWTH             GLOBAL EQUITY
                                           HLS FUND            HLS FUND               HLS FUND
                                         SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                          22,594,491            357,510                66,684
                                        ==============       ============            ==========
  Cost                                    $355,280,708         $2,735,386              $500,545
                                        ==============       ============            ==========
  Market Value                            $396,534,650         $2,997,464              $578,301
 Due from Hartford Life and Annuity
  Insurance Company                            404,731            455,310                 1,408
 Receivable from fund shares sold                   --                 --                    --
 Other assets                                       10                 --                    --
                                        --------------       ------------            ----------
 Total Assets                              396,939,391          3,452,774               579,709
                                        --------------       ------------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                 --                 --                    --
 Payable for fund shares purchased             404,731            455,310                 1,408
 Other liabilities                                  --                 --                    --
                                        --------------       ------------            ----------
 Total Liabilities                             404,731            455,310                 1,408
                                        --------------       ------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $396,534,660         $2,997,464              $578,301
                                        ==============       ============            ==========

                                                                  HARTFORD
                                               HARTFORD          DISCIPLINED     HARTFORD
                                            GLOBAL GROWTH          EQUITY         GROWTH
                                               HLS FUND           HLS FUND       HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                109,514           7,493,954      1,254,993
                                             ============       =============  =============
  Cost                                         $1,473,904         $71,269,303    $10,521,852
                                             ============       =============  =============
  Market Value                                 $1,501,314         $78,491,691    $12,637,252
 Due from Hartford Life and Annuity
  Insurance Company                                    --              68,445         11,503
 Receivable from fund shares sold                      67                  --             --
 Other assets                                          --                   1             --
                                             ------------       -------------  -------------
 Total Assets                                   1,501,381          78,560,137     12,648,755
                                             ------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    67                  --             --
 Payable for fund shares purchased                     --              68,445         11,503
 Other liabilities                                     --                  --             --
                                             ------------       -------------  -------------
 Total Liabilities                                     67              68,445         11,503
                                             ------------       -------------  -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $1,501,314         $78,491,692    $12,637,252
                                             ============       =============  =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                  HARTFORD
                                                   GROWTH             HARTFORD
                                               OPPORTUNITIES         HIGH YIELD
                                                  HLS FUND            HLS FUND
                                              SUB-ACCOUNT (C)        SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                  6,048,979           4,204,789
                                               ==============       =============
  Cost                                           $119,723,016         $30,008,540
                                               ==============       =============
  Market Value                                   $133,087,762         $33,366,702
 Due from Hartford Life and Annuity
  Insurance Company                                   151,046              60,650
 Receivable from fund shares sold                          --                  --
 Other assets                                              --                   1
                                               --------------       -------------
 Total Assets                                     133,238,808          33,427,353
                                               --------------       -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                        --                  --
 Payable for fund shares purchased                    151,046              60,650
 Other liabilities                                          3                  --
                                               --------------       -------------
 Total Liabilities                                    151,049              60,650
                                               --------------       -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $133,087,759         $33,366,703
                                               ==============       =============

(c) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                               HARTFORD           HARTFORD            HARTFORD
                                            INTERNATIONAL       INTERNATIONAL          MIDCAP
                                                GROWTH          OPPORTUNITIES          GROWTH
                                               HLS FUND           HLS FUND            HLS FUND
                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                555,283           2,178,432          1,233,798
                                             ============       =============       ============
  Cost                                         $4,329,444         $22,326,556         $8,021,023
                                             ============       =============       ============
  Market Value                                 $4,114,855         $23,991,347         $9,718,275
 Due from Hartford Life and Annuity
  Insurance Company                                 1,052               6,788             50,251
 Receivable from fund shares sold                      --                  --                 --
 Other assets                                          --                   1                 --
                                             ------------       -------------       ------------
 Total Assets                                   4,115,907          23,998,136          9,768,526
                                             ------------       -------------       ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                  --                 --
 Payable for fund shares purchased                  1,052               6,788             50,251
 Other liabilities                                     --                  --                 --
                                             ------------       -------------       ------------
 Total Liabilities                                  1,052               6,788             50,251
                                             ------------       -------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $4,114,855         $23,991,348         $9,718,275
                                             ============       =============       ============


                                            HARTFORD             HARTFORD                 HARTFORD
                                          MONEY MARKET         SMALL COMPANY          SMALLCAP GROWTH
                                            HLS FUND             HLS FUND                 HLS FUND
                                          SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  -----------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         1,000,952,640             904,134                 237,928
                                        ================       =============            ============
  Cost                                    $1,000,952,640         $11,735,527              $3,152,924
                                        ================       =============            ============
  Market Value                            $1,000,952,640         $12,865,101              $3,723,172
 Due from Hartford Life and Annuity
  Insurance Company                                   --               2,431                     795
 Receivable from fund shares sold              5,039,417                  --                      --
 Other assets                                         --                  --                      --
                                        ----------------       -------------            ------------
 Total Assets                              1,005,992,057          12,867,532               3,723,967
                                        ----------------       -------------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                            5,039,417                  --                      --
 Payable for fund shares purchased                    --               2,431                     795
 Other liabilities                                    19                  --                      --
                                        ----------------       -------------            ------------
 Total Liabilities                             5,039,436               2,431                     795
                                        ----------------       -------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                             $1,000,952,621         $12,865,101              $3,723,172
                                        ================       =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                         HARTFORD
                                                 HARTFORD             U.S. GOVERNMENT
                                                  STOCK                 SECURITIES
                                                 HLS FUND                HLS FUND
                                               SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                   62,182                4,164,449
                                               ============            =============
  Cost                                           $2,008,707              $43,767,935
                                               ============            =============
  Market Value                                   $2,244,934              $43,863,751
 Due from Hartford Life and Annuity
  Insurance Company                                  31,400                    4,990
 Receivable from fund shares sold                        --                       --
 Other assets                                            --                       --
                                               ------------            -------------
 Total Assets                                     2,276,334               43,868,741
                                               ------------            -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                      --                       --
 Payable for fund shares purchased                   31,400                    4,990
 Other liabilities                                       --                        1
                                               ------------            -------------
 Total Liabilities                                   31,400                    4,991
                                               ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $2,244,934              $43,863,750
                                               ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                HARTFORD                HARTFORD
                                        HARTFORD                 VALUE                   EQUITY
                                         VALUE               OPPORTUNITIES               INCOME
                                        HLS FUND                HLS FUND                HLS FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                         764,951                 259,648                 854,348
                                      ============            ============            ============
  Cost                                  $6,908,223              $2,728,149              $8,152,383
                                      ============            ============            ============
  Market Value                          $7,270,741              $3,311,205              $8,951,919
 Due from Hartford Life and
  Annuity Insurance Company                     --                      --                  17,192
 Receivable from fund shares
  sold                                         349                   2,613                      --
 Other assets                                   --                      --                      --
                                      ------------            ------------            ------------
 Total Assets                            7,271,090               3,313,818               8,969,111
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    349                   2,613                      --
 Payable for fund shares
  purchased                                     --                      --                  17,192
 Other liabilities                              --                      --                      --
                                      ------------            ------------            ------------
 Total Liabilities                             349                   2,613                  17,192
                                      ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $7,270,741              $3,311,205              $8,951,919
                                      ============            ============            ============

                                                              AMERICAN FUNDS
                                                                 BLUE CHIP
                                     AMERICAN FUNDS             INCOME AND              AMERICAN FUNDS
                                    ASSET ALLOCATION              GROWTH                     BOND
                                        HLS FUND                 HLS FUND                  HLS FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        4,391,998                2,834,290                15,078,016
                                      =============            =============            ==============
  Cost                                  $36,291,323              $20,993,666              $141,890,030
                                      =============            =============            ==============
  Market Value                          $38,878,299              $23,912,534              $148,368,697
 Due from Hartford Life and
  Annuity Insurance Company                  12,383                      722                   126,335
 Receivable from fund shares
  sold                                           --                       --                        --
 Other assets                                     1                       --                        --
                                      -------------            -------------            --------------
 Total Assets                            38,890,683               23,913,256               148,495,032
                                      -------------            -------------            --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                      --                       --                        --
 Payable for fund shares
  purchased                                  12,383                      722                   126,335
 Other liabilities                               --                       --                         5
                                      -------------            -------------            --------------
 Total Liabilities                           12,383                      722                   126,340
                                      -------------            -------------            --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                           $38,878,300              $23,912,534              $148,368,692
                                      =============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                    AMERICAN FUNDS
                                             AMERICAN FUNDS          GLOBAL GROWTH
                                               GLOBAL BOND            AND INCOME
                                                HLS FUND               HLS FUND
                                               SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                               3,227,289              9,048,791
                                               ===========            ===========
  Cost                                         $31,498,906            $65,478,655
                                               ===========            ===========
  Market Value                                 $33,795,357            $75,088,530
 Due from Hartford Life and Annuity
  Insurance Company                                  4,544                  3,171
 Receivable from fund shares sold                       --                     --
 Other assets                                           --                      1
                                               -----------            -----------
 Total Assets                                   33,799,901             75,091,702
                                               -----------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                     --                     --
 Payable for fund shares purchased                   4,544                  3,171
 Other liabilities                                      --                     --
                                               -----------            -----------
 Total Liabilities                                   4,544                  3,171
                                               -----------            -----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $33,795,357            $75,088,531
                                               ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                  AMERICAN FUNDS
                                           AMERICAN FUNDS          GLOBAL SMALL           AMERICAN FUNDS
                                            GLOBAL GROWTH         CAPITALIZATION              GROWTH
                                              HLS FUND               HLS FUND                HLS FUND
                                             SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             3,027,466              6,585,465              31,224,826
                                             ===========            ===========            ============
  Cost                                       $24,224,252            $43,569,768            $222,683,793
                                             ===========            ===========            ============
  Market Value                               $26,727,215            $53,538,563            $248,475,238
 Due from Hartford Life and Annuity
  Insurance Company                               45,334                 56,413                 220,378
 Receivable from fund shares sold                     --                     --                      --
 Other assets                                         --                      1                      --
                                             -----------            -----------            ------------
 Total Assets                                 26,772,549             53,594,977             248,695,616
                                             -----------            -----------            ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   --                     --                      --
 Payable for fund shares purchased                45,334                 56,413                 220,378
 Other liabilities                                     1                     --                      --
                                             -----------            -----------            ------------
 Total Liabilities                                45,335                 56,413                 220,378
                                             -----------            -----------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                $26,727,214            $53,538,564            $248,475,238
                                             ===========            ===========            ============


                                            AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS
                                            GROWTH-INCOME           INTERNATIONAL             NEW WORLD
                                               HLS FUND                HLS FUND               HLS FUND
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ---------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                             17,070,428              19,538,074              5,799,103
                                             ============            ============            ===========
  Cost                                       $126,851,845            $140,758,847            $43,790,483
                                             ============            ============            ===========
  Market Value                               $139,993,212            $165,986,001            $51,022,992
 Due from Hartford Life and Annuity
  Insurance Company                               133,779                 240,478                     --
 Receivable from fund shares sold                      --                      --                 19,428
 Other assets                                          --                      --                     --
                                             ------------            ------------            -----------
 Total Assets                                 140,126,991             166,226,479             51,042,420
                                             ------------            ------------            -----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                      --                 19,428
 Payable for fund shares purchased                133,779                 240,478                     --
 Other liabilities                                      2                       2                      2
                                             ------------            ------------            -----------
 Total Liabilities                                133,781                 240,480                 19,430
                                             ------------            ------------            -----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                $139,993,210            $165,985,999            $51,022,990
                                             ============            ============            ===========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                     LORD ABBETT
                                              LORD ABBETT          AMERICA'S VALUE
                                            ALL VALUE FUND            PORTFOLIO
                                            SUB-ACCOUNT (D)          SUB-ACCOUNT
--------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                  511                   904,788
                                                =======             =============
  Cost                                           $7,578                $9,902,409
                                                =======             =============
  Market Value                                   $7,609               $10,848,407
 Due from Hartford Life and Annuity
  Insurance Company                                  --                     5,042
 Receivable from fund shares sold                    --                        --
 Other assets                                        --                        --
                                                -------             -------------
 Total Assets                                     7,609                10,853,449
                                                -------             -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                  --                        --
 Payable for fund shares purchased                   --                     5,042
 Other liabilities                                   --                        --
                                                -------             -------------
 Total Liabilities                                   --                     5,042
                                                -------             -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $7,609               $10,848,407
                                                =======             =============

(d) From inception August 28, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        LORD ABBETT
                                    LORD ABBETT          GROWTH &
                                  BOND-DEBENTURE          INCOME        MFS CORE
                                     PORTFOLIO           PORTFOLIO    EQUITY SERIES
                                    SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                     6,487,259             606,760      1,650,011
                                   =============       =============  =============
  Cost                               $67,881,773         $11,831,145    $29,618,359
                                   =============       =============  =============
  Market Value                       $73,176,275         $12,347,559    $22,258,659
 Due from Hartford Life and
  Annuity Insurance Company                   --               1,727             --
 Receivable from fund shares
  sold                                     6,115                  --          1,419
 Other assets                                 --                  --             --
                                   -------------       -------------  -------------
 Total Assets                         73,182,390          12,349,286     22,260,078
                                   -------------       -------------  -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                6,115                  --          1,419
 Payable for fund shares
  purchased                                   --               1,727             --
 Other liabilities                             1                  --             --
                                   -------------       -------------  -------------
 Total Liabilities                         6,116               1,727          1,419
                                   -------------       -------------  -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities               $73,176,274         $12,347,559    $22,258,659
                                   =============       =============  =============


                               MFS GROWTH     MFS GLOBAL       MFS HIGH
                                 SERIES      EQUITY SERIES  INCOME SERIES
                               SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------------------  --------------------------------------------
ASSETS:
 Investments:
  Number of Shares                2,560,864      2,010,688      29,334,190
                              =============  =============  ==============
  Cost                          $57,828,217    $23,521,397    $244,683,382
                              =============  =============  ==============
  Market Value                  $54,840,969    $24,208,687    $242,007,067
 Due from Hartford Life and
  Annuity Insurance Company       2,049,413          1,068              --
 Receivable from fund shares
  sold                                   --             --         164,812
 Other assets                            --             --              --
                              -------------  -------------  --------------
 Total Assets                    56,890,382     24,209,755     242,171,879
                              -------------  -------------  --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company              --             --         164,812
 Payable for fund shares
  purchased                       2,049,413          1,068              --
 Other liabilities                        1             --              --
                              -------------  -------------  --------------
 Total Liabilities                2,049,414          1,068         164,812
                              -------------  -------------  --------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities          $54,840,968    $24,208,687    $242,007,067
                              =============  =============  ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     MFS INVESTORS
                                        GROWTH           MFS INVESTORS
                                     STOCK SERIES         TRUST SERIES
                                      SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       6,032,324           20,474,121
                                     =============       ==============
  Cost                                 $63,183,782         $374,472,670
                                     =============       ==============
  Market Value                         $59,297,755         $373,439,010
 Due from Hartford Life and
  Annuity Insurance Company                     --                   --
 Receivable from fund shares
  sold                                      14,950              107,343
 Other assets                                    1                   --
                                     -------------       --------------
 Total Assets                           59,312,706          373,546,353
                                     -------------       --------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                 14,950              107,343
 Payable for fund shares
  purchased                                     --                   --
 Other liabilities                              --                    2
                                     -------------       --------------
 Total Liabilities                          14,950              107,345
                                     -------------       --------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $59,297,756         $373,439,008
                                     =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS MID CAP            MFS NEW              MFS TOTAL
                               GROWTH SERIES       DISCOVERY SERIES       RETURN SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 18,040,781           18,740,313             63,421,338
                               ==============       ==============       ================
  Cost                           $113,333,562         $272,075,696         $1,224,285,060
                               ==============       ==============       ================
  Market Value                    $83,348,407         $251,682,406         $1,108,001,570
 Due from Hartford Life and
  Annuity Insurance Company                --            1,585,035                     --
 Receivable from fund shares
  sold                                 46,595                   --                270,869
 Other assets                              --                   --                     --
                               --------------       --------------       ----------------
 Total Assets                      83,395,002          253,267,441          1,108,272,439
                               --------------       --------------       ----------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company            46,596                   --                270,869
 Payable for fund shares
  purchased                                --            1,585,035                     --
 Other liabilities                         --                    1                     26
                               --------------       --------------       ----------------
 Total Liabilities                     46,596            1,585,036                270,895
                               --------------       --------------       ----------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities            $83,348,406         $251,682,405         $1,108,001,544
                               ==============       ==============       ================

                                 MFS VALUE      MFS RESEARCH        MFS RESEARCH
                                   SERIES       BOND SERIES     INTERNATIONAL SERIES
                                SUB-ACCOUNT     SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                 29,752,615      20,891,190           5,067,401
                               ==============  ==============       =============
  Cost                           $365,361,281    $238,424,718         $72,826,469
                               ==============  ==============       =============
  Market Value                   $349,973,879    $254,666,494         $57,768,375
 Due from Hartford Life and
  Annuity Insurance Company                --         454,835                  --
 Receivable from fund shares
  sold                              1,347,494              --              75,962
 Other assets                              --              --                   1
                               --------------  --------------       -------------
 Total Assets                     351,321,373     255,121,329          57,844,338
                               --------------  --------------       -------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company         1,347,494              --              75,962
 Payable for fund shares
  purchased                                --         454,835                  --
 Other liabilities                          4               1                  --
                               --------------  --------------       -------------
 Total Liabilities                  1,347,498         454,836              75,962
                               --------------  --------------       -------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities           $349,973,875    $254,666,493         $57,768,376
                               ==============  ==============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                        BLACKROCK
                                               MFS RESEARCH               GLOBAL
                                                  SERIES             GROWTH V.I. FUND
                                                SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                 2,089,751                69,443
                                               =============            ==========
  Cost                                           $37,338,253              $712,405
                                               =============            ==========
  Market Value                                   $34,627,174              $891,650
 Due from Hartford Life and Annuity
  Insurance Company                                    5,452                    --
 Receivable from fund shares sold                         --                    45
 Other assets                                              1                    --
                                               -------------            ----------
 Total Assets                                     34,632,627               891,695
                                               -------------            ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                       --                    45
 Payable for fund shares purchased                     5,452                    --
 Other liabilities                                        --                    --
                                               -------------            ----------
 Total Liabilities                                     5,452                    45
                                               -------------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                    $34,627,175              $891,650
                                               =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                   VAN KAMPEN --           VAN KAMPEN --
                                              BLACKROCK          UIF INTERNATIONAL          UIF MID CAP
                                              LARGE CAP            GROWTH EQUITY              GROWTH
                                           GROWTH V.I. FUND          PORTFOLIO               PORTFOLIO
                                             SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                129,265                48,608                2,803,514
                                             ============            ==========            =============
  Cost                                         $1,084,611              $511,379              $20,874,618
                                             ============            ==========            =============
  Market Value                                 $1,221,554              $409,278              $25,455,912
 Due from Hartford Life and Annuity
  Insurance Company                                    --                    --                   14,133
 Receivable from fund shares sold                      66                    20                       --
 Other assets                                          --                    --                       --
                                             ------------            ----------            -------------
 Total Assets                                   1,221,620               409,298               25,470,045
                                             ------------            ----------            -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    66                    20                       --
 Payable for fund shares purchased                     --                    --                   14,133
 Other liabilities                                     --                    --                       --
                                             ------------            ----------            -------------
 Total Liabilities                                     66                    20                   14,133
                                             ------------            ----------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $1,221,554              $409,278              $25,455,912
                                             ============            ==========            =============

                                            VAN KAMPEN --                                 MORGAN STANLEY --
                                               UIF U.S.           MORGAN STANLEY --            CAPITAL
                                            MID CAP VALUE            FOCUS GROWTH           OPPORTUNITIES
                                              PORTFOLIO               PORTFOLIO               PORTFOLIO
                                             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                              1,389,345                 53,789                  251,444
                                             ============             ==========             ============
  Cost                                        $14,734,682               $964,117               $3,262,320
                                             ============             ==========             ============
  Market Value                                $14,588,118               $935,934               $3,200,877
 Due from Hartford Life and Annuity
  Insurance Company                                10,374                     --                       --
 Receivable from fund shares sold                      --                     44                      167
 Other assets                                          --                     --                       --
                                             ------------             ----------             ------------
 Total Assets                                  14,598,492                935,978                3,201,044
                                             ------------             ----------             ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    --                     44                      167
 Payable for fund shares purchased                 10,374                     --                       --
 Other liabilities                                     --                     --                       --
                                             ------------             ----------             ------------
 Total Liabilities                                 10,374                     44                      167
                                             ------------             ----------             ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                 $14,588,118               $935,934               $3,200,877
                                             ============             ==========             ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                            MORGAN STANLEY --
                                                 MID CAP            MORGAN STANLEY --
                                                  GROWTH             FLEXIBLE INCOME
                                                PORTFOLIO               PORTFOLIO
                                               SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                  28,078                 133,079
                                                ==========              ==========
  Cost                                            $782,514                $924,182
                                                ==========              ==========
  Market Value                                    $734,230                $803,795
 Due from Hartford Life and Annuity
  Insurance Company                                     --                      --
 Receivable from fund shares sold                       35                      37
 Other assets                                           --                      --
                                                ----------              ----------
 Total Assets                                      734,265                 803,832
                                                ----------              ----------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                     35                      37
 Payable for fund shares purchased                      --                      --
 Other liabilities                                      --                      --
                                                ----------              ----------
 Total Liabilities                                      35                      37
                                                ----------              ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                     $734,230                $803,795
                                                ==========              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                          MORGAN STANLEY --          OPPENHEIMER
                                               DIVIDEND                CAPITAL                OPPENHEIMER
                                                GROWTH               APPRECIATION          GLOBAL SECURITIES
                                              PORTFOLIO                FUND/VA                  FUND/VA
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                13,975                   81,423                1,144,190
                                              ==========             ============            =============
  Cost                                          $244,181               $2,565,148              $26,149,907
                                              ==========             ============            =============
  Market Value                                  $199,849               $2,983,346              $30,069,310
 Due from Hartford Life and Annuity
  Insurance Company                                   --                   30,170                   28,289
 Receivable from fund shares sold                     10                       --                       --
 Other assets                                         --                       --                        1
                                              ----------             ------------            -------------
 Total Assets                                    199,859                3,013,516               30,097,600
                                              ----------             ------------            -------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                   10                       --                       --
 Payable for fund shares purchased                    --                   30,170                   28,289
 Other liabilities                                    --                       --                       --
                                              ----------             ------------            -------------
 Total Liabilities                                    10                   30,170                   28,289
                                              ----------             ------------            -------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                   $199,849               $2,983,346              $30,069,311
                                              ==========             ============            =============

                                                                 OPPENHEIMER
                                             OPPENHEIMER         MAIN STREET        OPPENHEIMER
                                             MAIN STREET          SMALL CAP            VALUE
                                               FUND/VA             FUND/VA            FUND/VA
                                             SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                                120,518           2,059,647            200,037
                                             ============       =============       ============
  Cost                                         $1,957,709         $24,849,134         $1,644,614
                                             ============       =============       ============
  Market Value                                 $2,174,143         $29,411,750         $1,798,331
 Due from Hartford Life and Annuity
  Insurance Company                                    --             244,575                 --
 Receivable from fund shares sold                      92                  --                 79
 Other assets                                          --                  --                 --
                                             ------------       -------------       ------------
 Total Assets                                   2,174,235          29,656,325          1,798,410
                                             ------------       -------------       ------------
LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                                    92                  --                 79
 Payable for fund shares purchased                     --             244,575                 --
 Other liabilities                                     --                  --                 --
                                             ------------       -------------       ------------
 Total Liabilities                                     92             244,575                 79
                                             ------------       -------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                                  $2,174,143         $29,411,750         $1,798,331
                                             ============       =============       ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  PUTNAM VT           PUTNAM VT
                                 DIVERSIFIED         GLOBAL ASSET
                                 INCOME FUND       ALLOCATION FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                  12,570,482            490,562
                                ==============       ============
  Cost                             $84,461,623         $5,779,832
                                ==============       ============
  Market Value                    $101,820,903         $6,730,516
 Due from Hartford Life and
  Annuity Insurance Company                 --                 --
 Receivable from fund shares
  sold                                  20,243              2,367
 Other assets                                4                 --
                                --------------       ------------
 Total Assets                      101,841,150          6,732,883
                                --------------       ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company             20,243              2,367
 Payable for fund shares
  purchased                                 --                 --
 Other liabilities                          --                 --
                                --------------       ------------
 Total Liabilities                      20,243              2,367
                                --------------       ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                     $101,820,907         $6,730,516
                                ==============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT
                                   INTERNATIONAL             PUTNAM VT               PUTNAM VT
                                     GROWTH AND            INTERNATIONAL             SMALL CAP
                                    INCOME FUND             EQUITY FUND                VALUE
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       155,282                 147,167                 142,294
                                    ============            ============            ============
  Cost                                $1,246,544              $1,584,039              $1,365,922
                                    ============            ============            ============
  Market Value                        $1,399,090              $1,630,606              $1,560,968
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                        96                      76                     116
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          1,399,186               1,630,682               1,561,084
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   96                      76                     116
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                            96                      76                     116
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,399,090              $1,630,606              $1,560,968
                                    ============            ============            ============


                                                         PUTNAM VT          JENNISON 20/20
                                    PUTNAM VT             EQUITY                FOCUS
                                     VOYAGER            INCOME FUND           PORTFOLIO
                                 SUB-ACCOUNT (E)      SUB-ACCOUNT (E)        SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       148                  70                  35,368
                                     =======               =====              ==========
  Cost                                $4,751                $864                $381,961
                                     =======               =====              ==========
  Market Value                        $4,805                $854                $504,354
 Due from Hartford Life and
  Annuity Insurance Company               --                  --                      --
 Receivable from fund shares
  sold                                    --                  --                      25
 Other assets                             --                  --                      --
                                     -------               -----              ----------
 Total Assets                          4,805                 854                 504,379
                                     -------               -----              ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company               --                  --                      25
 Payable for fund shares
  purchased                               --                  --                      --
 Other liabilities                        --                  --                      --
                                     -------               -----              ----------
 Total Liabilities                        --                  --                      25
                                     -------               -----              ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $4,805                $854                $504,354
                                     =======               =====              ==========

(e)  From inception June 30, 2009 to December 31, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           PRUDENTIAL
                                      JENNISON               VALUE
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        5,741                19,279
                                     ==========            ==========
  Cost                                 $124,739              $344,587
                                     ==========            ==========
  Market Value                         $118,032              $292,267
 Due from Hartford Life and
  Annuity Insurance Company                  --                    --
 Receivable from fund shares
  sold                                        7                    14
 Other assets                                --                    --
                                     ----------            ----------
 Total Assets                           118,039               292,281
                                     ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   7                    14
 Payable for fund shares
  purchased                                  --                    --
 Other liabilities                           --                    --
                                     ----------            ----------
 Total Liabilities                            7                    14
                                     ----------            ----------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $118,032              $292,267
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    VAN KAMPEN --                                    WELLS FARGO
                                     UIF GROWTH             VAN KAMPEN --            ADVANTAGE VT
                                     AND INCOME              UIF COMSTOCK               ASSET
                                      PORTFOLIO               PORTFOLIO            ALLOCATION FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                      3,043,092                 288,215                  99,356
                                    =============            ============            ============
  Cost                                $47,446,185              $4,050,258              $1,242,770
                                    =============            ============            ============
  Market Value                        $49,876,284              $2,910,971              $1,046,224
 Due from Hartford Life and
  Annuity Insurance Company                14,393                      --                      --
 Receivable from fund shares
  sold                                         --                     137                      57
 Other assets                                  --                      --                      --
                                    -------------            ------------            ------------
 Total Assets                          49,890,677               2,911,108               1,046,281
                                    -------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                    --                     137                      57
 Payable for fund shares
  purchased                                14,393                      --                      --
 Other liabilities                              2                      --                      --
                                    -------------            ------------            ------------
 Total Liabilities                         14,395                     137                      57
                                    -------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $49,876,282              $2,910,971              $1,046,224
                                    =============            ============            ============

                                    WELLS FARGO             WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                    TOTAL RETURN               EQUITY              C&B LARGE CAP
                                     BOND FUND              INCOME FUND              VALUE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       705,675                 173,478                 164,065
                                    ============            ============            ============
  Cost                                $7,190,675              $2,849,009              $1,608,539
                                    ============            ============            ============
  Market Value                        $7,296,673              $1,962,030              $1,461,818
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                       775                      98                     466
 Other assets                                  5                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          7,297,453               1,962,128               1,462,284
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  775                      98                     466
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                           775                      98                     466
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $7,296,678              $1,962,030              $1,461,818
                                    ============            ============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT           ADVANTAGE VT
                                   LARGE COMPANY         INTERNATIONAL
                                     CORE FUND             CORE FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       4,234                 369,015
                                     =========            ============
  Cost                                 $56,107              $2,952,707
                                     =========            ============
  Market Value                         $54,331              $1,856,144
 Due from Hartford Life and
  Annuity Insurance Company                 --                      --
 Receivable from fund shares
  sold                                       3                      92
 Other assets                               --                      --
                                     ---------            ------------
 Total Assets                           54,334               1,856,236
                                     ---------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  3                      92
 Payable for fund shares
  purchased                                 --                      --
 Other liabilities                          --                      --
                                     ---------            ------------
 Total Liabilities                           3                      92
                                     ---------            ------------
NET ASSETS:
 For Variable Annuity Contract
  Liabilities                          $54,331              $1,856,144
                                     =========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    WELLS FARGO             WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT
                                   LARGE COMPANY               MONEY                 SMALL CAP
                                    GROWTH FUND             MARKET FUND             GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                       246,382               4,342,423                 480,313
                                    ============            ============            ============
  Cost                                $2,118,115              $4,342,423              $3,909,471
                                    ============            ============            ============
  Market Value                        $2,210,046              $4,342,423              $3,049,986
 Due from Hartford Life and
  Annuity Insurance Company                   --                      --                      --
 Receivable from fund shares
  sold                                       116                     239                     338
 Other assets                                 --                      --                      --
                                    ------------            ------------            ------------
 Total Assets                          2,210,162               4,342,662               3,050,324
                                    ------------            ------------            ------------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                  116                     239                     338
 Payable for fund shares
  purchased                                   --                      --                      --
 Other liabilities                            --                      --                      --
                                    ------------            ------------            ------------
 Total Liabilities                           116                     239                     338
                                    ------------            ------------            ------------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $2,210,046              $4,342,423              $3,049,986
                                    ============            ============            ============

                                                           WELLS FARGO
                                    WELLS FARGO            ADVANTAGE VT          WELLS FARGO
                                    ADVANTAGE VT          SMALL/MID CAP          ADVANTAGE VT
                                   DISCOVERY FUND           VALUE FUND         OPPORTUNITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
ASSETS:
 Investments:
  Number of Shares                        81,033                72,348                 9,850
                                    ============            ==========            ==========
  Cost                                $1,402,126              $800,531              $189,803
                                    ============            ==========            ==========
  Market Value                        $1,272,221              $566,482              $147,847
 Due from Hartford Life and
  Annuity Insurance Company                   --                    --                    --
 Receivable from fund shares
  sold                                        68                    28                     8
 Other assets                                 --                    --                    --
                                    ------------            ----------            ----------
 Total Assets                          1,272,289               566,510               147,855
                                    ------------            ----------            ----------
LIABILITIES:
 Due to Hartford Life and
  Annuity Insurance Company                   68                    28                     8
 Payable for fund shares
  purchased                                   --                    --                    --
 Other liabilities                            --                    --                    --
                                    ------------            ----------            ----------
 Total Liabilities                            68                    28                     8
                                    ------------            ----------            ----------
NET ASSETS:
 For Variable Annuity
  Contract Liabilities                $1,272,221              $566,482              $147,847
                                    ============            ==========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                      UNITS
                                                    OWNED BY         MINIMUM UNIT              MAXIMUM UNIT          CONTRACT
                                                  PARTICIPANTS       FAIR VALUE #              FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
DEFERRED ANNUITY CONTRACTS IN THE ACCUMULATION
 PERIOD (BY SUB-ACCOUNT):
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio -- Class B                                 3,097,549         $8.851099      to        $12.874810           $28,139,542
AllianceBernstein VPS International Value
 Portfolio -- Class B                                 5,442,097          6.668723      to         14.037932            37,579,414
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio -- Class B                                   975,129          9.222123      to         15.340108             9,182,618
AllianceBernstein VPS Value Portfolio -- Class
 B                                                      157,063          7.500797      to         12.309621             1,211,305
AllianceBernstein VPS International Growth
 Portfolio -- Class B                                 1,400,398          7.330350      to         14.634020            10,576,061
AIM V.I. Basic Value Fund -- Class S1               140,568,973          0.960426      to         14.837734           141,521,634
AIM V.I. Capital Appreciation Fund -- Class S1       53,599,365          0.967768      to         12.165020            54,617,933
AIM V.I. Capital Appreciation Fund -- Class S2          180,441          7.628923      to         12.261280             1,447,961
AIM V.I. Core Equity Fund -- Class S1                21,823,573         10.416541      to         12.718331           234,473,635
AIM V.I. Core Equity Fund -- Class S2                   588,912          8.997079      to         12.729747             5,381,638
AIM V.I. Government Securities Fund -- Class S1     653,897,882          1.168244      to         10.063015           807,085,182
AIM V.I. International Growth Fund -- Class S1      100,819,429          1.700439      to         14.019689           181,290,140
AIM V.I. International Growth Fund -- Class S2        4,993,974          8.350397      to         14.139359            42,932,062
AIM V.I. Mid Cap Core Equity Fund -- Class S1       176,141,702          1.482602      to         12.999904           275,732,080
AIM V.I. Small Cap Equity Fund -- Class S1            9,696,053         11.247018      to         12.417681           114,044,233
AIM V.I. Small Cap Equity Fund -- Class S2              732,222          8.817877      to         12.469087             6,642,472
AIM V.I. Large Cap Growth Fund -- Class S1            3,317,047          0.965246      to         12.716657            32,023,145
AIM V.I. Capital Development Fund -- Class S1         1,051,853          6.999809      to          7.268517             7,470,553
AIM V.I. Capital Development Fund -- Class S2           128,237          8.108711      to         14.174365             1,107,000
AIM V.I. PowerShares ETF Allocation Fund --
 Class S2                                               811,573         12.902034      to         13.219466            10,581,328
American Funds Global Bond Fund -- Class 2           25,049,391         11.391928      to         12.351206           300,581,300
American Funds Global Growth and Income Fund --
 Class 2                                             58,518,018          9.286313      to         14.367637           563,197,573
American Funds Asset Allocation Fund -- Class 2     110,066,494         11.027211      to         13.548839         1,315,165,600
American Funds Blue Chip Income and Growth Fund
 -- Class 2                                         851,729,084          0.884402      to         12.915372           801,762,494
American Funds Bond Fund -- Class 2                  88,749,188         11.331571      to         15.002571         1,209,707,525
American Funds Global Growth Fund -- Class 2         42,010,265          9.956418      to         15.760627           563,976,960
American Funds Growth Fund -- Class 2               278,347,085          7.739320      to         14.024922         2,808,872,325
American Funds Growth-Income Fund -- Class 2        250,384,469         10.567209      to         13.391182         2,871,200,168
American Funds International Fund -- Class 2         66,662,349          9.958520      to         15.801216           892,589,433
American Funds New World Fund -- Class 2             18,329,454         15.263363      to         26.476346           420,754,276
American Funds Global Small Capitalization Fund
 -- Class 2                                          25,115,740         12.321488      to         18.695149           392,138,437
Fidelity VIP Growth Portfolio -- Class SRV2             560,655          7.239087      to         12.585873             4,141,042
Fidelity VIP Contrafund Portfolio -- Class SRV2       9,611,878          8.311999      to         13.627937            82,127,987
Fidelity VIP Mid Cap Portfolio -- Class SRV2          8,140,962          8.685466      to         14.463520            72,872,680
Fidelity VIP Value Strategies Portfolio -- Class
 SRV2                                                   786,487          8.121828      to         16.643788             6,639,905
Fidelity VIP Dynamic Capital Appreciation
 Portfolio -- Class SRV2                                113,620          8.447292      to         13.989634             1,015,690
Franklin Rising Dividends Securities Fund --
 Class 2                                             56,773,523         11.543215      to         12.830918           689,723,049
Franklin Rising Dividends Securities Fund --
 Class 4                                                    947         11.734884      to         11.785164                11,112

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      UNITS
                                                    OWNED BY         MINIMUM UNIT              MAXIMUM UNIT          CONTRACT
                                                  PARTICIPANTS       FAIR VALUE #              FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Franklin Income Securities Fund -- Class 2          137,074,999        $13.727686      to        $15.949463        $1,992,087,831
Franklin Income Securities Fund -- Class 4           22,957,900          9.497998      to         14.144244           223,239,952
Franklin Large Cap Growth Securities Fund --
 Class 2                                             14,359,366          9.562932      to         12.821588           144,325,197
Franklin Global Real Estate Securities Fund --
 Class 2                                                636,506         12.309712      to         17.789569             8,992,005
Franklin Small-Mid Cap Growth Securities Fund --
 Class 2                                             31,786,395          6.273054      to         14.061811           280,107,650
Franklin Small-Mid Cap Growth Securities Fund --
 Class 4                                                998,580          8.947858      to         14.091236             9,295,144
Franklin Small Cap Value Securities Fund --
 Class 2                                              3,942,928          7.581298      to         13.362026            30,477,927
Franklin Small Cap Value Securities Fund --
 Class 4                                              2,797,808          8.732993      to         13.396620            25,083,657
Franklin Strategic Income Securities Fund --
 Class 1                                             45,689,517         12.862796      to         18.943880           771,672,043
Franklin Strategic Income Securities Fund --
 Class 2                                              1,496,851         10.687518      to         12.993030            16,394,677
Franklin Strategic Income Securities Fund --
 Class 4                                             12,667,157         10.588017      to         12.874611           137,187,425
Mutual Shares Securities Fund -- Class 2             86,495,618         12.137519      to         15.919201         1,158,279,770
Mutual Shares Securities Fund -- Class 4             13,810,592          8.165318      to         12.697590           115,839,733
Templeton Developing Markets Securities Fund --
 Class 1                                              9,727,201         17.535781      to         25.061826           212,700,715
Templeton Developing Markets Securities Fund --
 Class 2                                                 69,980          8.607459      to         17.691652               616,308
Templeton Developing Markets Securities Fund --
 Class 4                                              2,516,458          8.455673      to         17.535766            22,201,942
Templeton Foreign Securities Fund -- Class 2         38,071,963         10.969620      to         14.280994           453,113,929
Templeton Foreign Securities Fund -- Class 4          1,208,077          8.483342      to         14.314652            10,633,029
Templeton Global Asset Allocation Fund -- Class
 2                                                      544,614         13.441383      to         16.858809             8,367,387
Templeton Growth Securities Fund -- Class 2          51,230,667         10.415410      to         13.569493           589,263,184
Templeton Growth Securities Fund -- Class 4           5,491,211          8.032820      to         13.606956            45,179,038
Mutual Global Discovery Securities Fund -- Class
 2                                                   31,036,716         12.172998      to         19.926432           576,861,637
Mutual Global Discovery Securities Fund -- Class
 4                                                    4,892,672          9.003162      to         12.325699            45,486,590
Franklin Flex Cap Growth Securities Fund --
 Class 2                                              5,336,973          9.692390      to         12.981022            53,680,588
Franklin Flex Cap Growth Securities Fund --
 Class 4                                                372,194          9.300890      to         13.003825             3,549,676
Franklin Large Cap Value Securities Fund --
 Class 2                                              2,889,411          8.781519      to         12.686720            26,372,932
Templeton Global Bond Securities Fund -- Class
 2                                                      364,862         11.439636      to         12.456050             4,273,162
Templeton Global Bond Securities Fund -- Class
 4                                                    8,126,168         11.012978      to         12.345306            93,990,806
Hartford Advisers HLS Fund -- Class IA                1,161,612          9.090703      to         13.305944            10,831,382
Hartford Total Return Bond HLS Fund -- Class IA      57,948,111         10.023638      to         11.630240           593,457,739
Hartford Capital Appreciation HLS Fund -- Class
 IA                                                  78,044,430          8.213539      to         14.996262           659,057,538
Hartford Dividend and Growth HLS Fund -- Class
 IA                                                  44,929,407          8.615911      to         12.711456           396,532,029
Hartford Fundamental Growth HLS Fund -- Class
 IA                                                     331,341          8.573800      to         14.179507             2,997,464
Hartford Global Equity HLS Fund -- Class IA              65,904          8.468954      to         14.538910               578,301
Hartford Global Growth HLS Fund -- Class IA             205,716          7.055384      to         14.091472             1,501,314
Hartford Disciplined Equity HLS Fund -- Class
 IA                                                   9,206,773          8.291991      to         12.900283            78,491,692
Hartford Growth HLS Fund -- Class IA                  1,431,534          8.540511      to         13.753301            12,637,252
Hartford Growth Opportunities HLS Fund -- Class
 IA                                                  17,064,962          7.573773      to         13.458147           133,087,759
Hartford High Yield HLS Fund -- Class IA              2,901,797         11.122335      to         15.389666            33,366,703
Hartford International Growth HLS Fund -- Class
 IA                                                     651,583          6.068623      to         13.437615             4,114,855
Hartford International Opportunities HLS Fund --
 Class IA                                             2,899,688          8.051537      to         14.059459            23,991,348
Hartford MidCap Growth HLS Fund -- Class IA           1,125,985          8.215654      to         15.014688             9,718,275

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                      UNITS
                                                    OWNED BY         MINIMUM UNIT              MAXIMUM UNIT          CONTRACT
                                                  PARTICIPANTS       FAIR VALUE #              FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA          789,989,654         $1.004855      to        $10.018409        $1,000,587,511
Hartford Small Company HLS Fund -- Class IA           1,509,460          8.323103      to         13.313553            12,865,101
Hartford SmallCap Growth HLS Fund -- Class IA           394,942          9.044730      to         14.210687             3,723,172
Hartford Stock HLS Fund -- Class IA                     247,875          8.563691      to         14.291174             2,244,934
Hartford U.S. Government Securities HLS Fund --
 Class IA                                             4,488,604          9.603392      to         10.208603            43,863,750
Hartford Value HLS Fund -- Class IA                     834,530          8.528526      to         12.515890             7,270,741
Hartford Value Opportunities HLS Fund -- Class
 IA                                                     354,417          9.019563      to         15.568105             3,311,205
Hartford Equity Income HLS Fund -- Class IA             986,389          8.776964      to         11.807978             8,951,919
American Funds Asset Allocation HLS Fund --
 Class IB                                             4,374,463          8.674617      to         12.419529            38,875,958
American Funds Blue Chip Income and Growth HLS
 Fund -- Class IB                                     2,788,722          8.241172      to         12.908101            23,912,534
American Funds Bond HLS Fund -- Class IB             15,048,877          9.665498      to         11.351207           148,298,677
American Funds Global Bond HLS Fund -- Class IB       3,212,884         10.346447      to         11.417130            33,795,357
American Funds Global Growth and Income HLS Fund
 -- Class IB                                          9,039,768          8.103330      to         14.366214            75,085,638
American Funds Global Growth HLS Fund -- Class
 IB                                                   2,953,099          8.715993      to         14.847545            26,727,214
American Funds Global Small Capitalization HLS
 Fund -- Class IB                                     6,593,761          7.857975      to         16.793879            53,512,598
American Funds Growth HLS Fund -- Class IB           30,739,585          7.841633      to         14.033351           248,410,567
American Funds Growth-Income HLS Fund -- Class
 IB                                                  16,702,310          8.159561      to         13.139729           139,926,312
American Funds International HLS Fund -- Class
 IB                                                  19,378,886          8.337792      to         15.136868           165,944,773
American Funds New World HLS Fund -- Class IB         5,768,948          8.587363      to         15.420077            51,022,990
Lord Abbett All Value Fund -- Class VC                      700         10.875521      to         10.875521                 7,609
Lord Abbett America's Value Portfolio -- Class
 VC                                                   1,122,995          9.395320      to         12.656336            10,848,407
Lord Abbett Bond-Debenture Portfolio -- Class
 VC                                                   6,609,066         10.819560      to         13.894406            73,176,274
Lord Abbett Growth & Income Portfolio -- Class
 VC                                                   1,513,943          7.938027      to         12.110521            12,347,559
MFS Core Equity Series -- Class INIT                  3,039,994          5.606854      to         13.344441            22,238,637
MFS Growth Series -- Class INIT                       7,367,769          5.254323      to         13.530681            52,375,268
MFS Growth Series -- Class SRV                          263,930          9.009221      to         13.543726             2,452,767
MFS Global Equity Series -- Class INIT                1,808,044         11.843272      to         15.609676            24,203,239
MFS High Income Series -- Class INIT                 19,118,797         12.054494      to         15.116954           241,848,450
MFS Investors Growth Stock Series -- Class INIT       8,428,566          5.749190      to         13.734560            59,265,378
MFS Investors Trust Series -- Class INIT             43,044,007          8.059293      to         12.635344           371,282,972
MFS Investors Trust Series -- Class SRV                 227,697          8.721676      to         12.733106             2,031,062
MFS Mid Cap Growth Series -- Class INIT              19,137,773          4.063100      to         14.080974            83,309,862
MFS New Discovery Series -- Class INIT               23,039,319          8.222464      to         17.496945           251,458,451
MFS Total Return Series -- Class INIT                82,877,360         11.537305      to         14.808262         1,055,109,489
MFS Total Return Series -- Class SRV                  5,566,310          9.144393      to         11.935944            52,135,715
MFS Value Series -- Class INIT                       16,627,099         12.389496      to         15.366719           242,068,739
MFS Value Series -- Class SRV                        12,182,218          8.600916      to         12.524436           107,746,157
MFS Research Bond Series -- Class INIT               20,124,152         11.040744      to         11.982110           229,722,611
MFS Research Bond Series -- Class SRV                 2,277,065         10.715464      to         11.733992            24,927,570
MFS Research International Series -- Class INIT       4,858,774         11.464229      to         13.723028            57,768,376
MFS Research Series -- Class INIT                     3,296,011          9.903811      to         10.753312            34,627,175
BlackRock Global Growth V.I. Fund -- Class I             70,233         10.770930      to         13.965835               891,650
BlackRock Large Cap Growth V.I. Fund -- Class I         141,637          7.348380      to          9.379470             1,221,554

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      UNITS
                                                    OWNED BY         MINIMUM UNIT              MAXIMUM UNIT          CONTRACT
                                                  PARTICIPANTS       FAIR VALUE #              FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Van Kampen -- UIF International Growth Equity
 Portfolio -- Class II                                   46,132         $8.753291      to         $9.018177              $409,278
Van Kampen -- UIF Mid Cap Growth
 Portfolio -- Class II                                2,781,163          8.883546      to         15.933793            25,455,912
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio -- Class II                                1,624,403          8.495059      to         14.470623            14,588,118
Morgan Stanley -- Focus Growth Portfolio --
 Class Y                                                138,532          6.437888      to          6.888948               935,934
Morgan Stanley -- Capital Opportunities
 Portfolio -- Class Y                                   720,229          4.244987      to          4.542372             3,200,877
Morgan Stanley -- Mid Cap Growth Portfolio --
 Class Y                                                 81,181          8.644265      to          9.249819               734,230
Morgan Stanley -- Flexible Income Portfolio --
 Class Y                                                 75,321         10.157929      to         10.869185               803,795
Morgan Stanley -- Dividend Growth Portfolio --
 Class Y                                                 20,581          9.383400      to          9.947209               199,849
Oppenheimer Capital Appreciation Fund/VA --
 Class SRV                                              338,692          8.412401      to         14.572648             2,983,346
Oppenheimer Global Securities Fund/VA -- Class
 SRV                                                  3,330,171          8.805020      to         14.613967            30,069,311
Oppenheimer Main Street Fund/VA -- Class SRV            251,866          8.353759      to         13.014602             2,174,143
Oppenheimer Main Street Small Cap Fund/VA --
 Class SRV                                            3,185,866          8.939902      to         14.556368            29,411,750
Oppenheimer Value Fund/VA -- Class SRV                  212,399          8.211525      to         13.299796             1,798,331
Putnam VT Diversified Income Fund -- Class IB         9,270,764         10.670963      to         15.968817           101,820,907
Putnam VT Global Asset Allocation Fund -- Class
 IB                                                     726,166          9.092953      to         13.804762             6,730,516
Putnam VT International Growth and Income Fund
 -- Class IB                                            186,215          7.217723      to         13.251397             1,399,090
Putnam VT International Equity Fund -- Class IB         214,939          7.363440      to         13.017020             1,630,606
Putnam VT Small Cap Value -- Class IB                   176,203          8.384820      to         13.761362             1,560,968
Putnam VT Voyager -- Class IB                               375         12.814702      to         12.814702                 4,805
Putnam VT Equity Income Fund -- Class IB                     71         11.950208      to         11.950208                   854
Jennison 20/20 Focus Portfolio -- Class II              360,460          1.341763      to          1.414006               504,354
Jennison Portfolio -- Class II                          139,798          0.825281      to          0.873620               118,032
Prudential Value Portfolio -- Class II                  269,804          1.059167      to          1.091807               292,267
Van Kampen- UIF Growth and Income Portfolio --
 Class II                                             5,136,540          8.750754      to         14.109796            49,876,282
Van Kampen- UIF Comstock Portfolio -- Class II          226,033         12.341037      to         13.131153             2,910,971
Wells Fargo Advantage VT Asset Allocation Fund          982,610          1.026647      to          1.116172             1,046,224
Wells Fargo Advantage VT Total Return Bond Fund       4,948,130          1.276163      to         11.321437             7,296,678
Wells Fargo Advantage VT Equity Income Fund           1,958,646          0.946908      to         11.590979             1,962,030
Wells Fargo Advantage VT C&B Large Cap Value
 Fund                                                 1,433,521          0.967347      to          1.051669             1,461,818
Wells Fargo Advantage VT Large Company Core
 Fund                                                    63,198          0.846440      to          0.912010                54,331
Wells Fargo Advantage VT International Core
 Fund                                                 1,913,891          0.920576      to         11.925155             1,856,144
Wells Fargo Advantage VT Large Company Growth
 Fund                                                 2,370,415          0.889196      to         14.277655             2,210,046
Wells Fargo Advantage VT Money Market Fund            4,324,739          0.970925      to          1.055574             4,342,423
Wells Fargo Advantage VT Small Cap Growth Fund        2,298,885          1.264746      to         16.058700             3,049,986
Wells Fargo Advantage VT Discovery Fund                 111,407         11.229088      to         13.972442             1,272,221
Wells Fargo Advantage VT Small/Mid Cap Value
 Fund                                                    49,368         11.255012      to         11.702245               566,482
Wells Fargo Advantage VT Opportunity Fund                13,895         10.473260      to         10.740753               147,847

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                      UNITS
                                                    OWNED BY         MINIMUM UNIT              MAXIMUM UNIT          CONTRACT
                                                  PARTICIPANTS       FAIR VALUE #              FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
ANNUITY CONTRACTS IN THE ANNUITY PERIOD (BY
 SUB-ACCOUNT):
AllianceBernstein VPS International Growth
 Portfolio -- Class B                                       369         $7.500193      to         $7.500193                $2,764
AIM V.I. Basic Value Fund -- Class S1                    59,624          1.023843      to          1.089455                62,359
AIM V.I. Capital Appreciation Fund -- Class S1           35,629          1.057637      to          1.097795                38,147
AIM V.I. Core Equity Fund -- Class S1                    12,659         10.853871      to         11.039209               139,147
AIM V.I. Government Securities Fund -- Class S1         338,847          1.245405      to          1.325163               431,975
AIM V.I. International Growth Fund -- Class S1           59,400          1.812693      to          1.867482               110,614
AIM V.I. Mid Cap Core Equity Fund -- Class S1            88,436          1.580496      to          1.681720               141,555
AIM V.I. Small Cap Equity Fund -- Class S1                  584         12.417681      to         12.417681                 7,254
AIM V.I. Large Cap Growth Fund -- Class S1                5,230          1.038965      to          9.907689                 8,666
American Funds Global Bond Fund -- Class 2                6,068         12.133027      to         12.152734                73,723
American Funds Global Growth and Income Fund --
 Class 2                                                 18,420          9.586416      to          9.859252               178,023
American Funds Asset Allocation Fund -- Class 2          54,946         11.699639      to         13.548839               665,316
American Funds Blue Chip Income and Growth Fund
 -- Class 2                                             403,281          0.943527      to          1.005580               385,748
American Funds Bond Fund -- Class 2                      33,388         13.301824      to         15.002571               465,307
American Funds Global Growth Fund -- Class 2             31,851         11.602420      to         15.760627               465,332
American Funds Growth Fund -- Class 2                   126,516          8.242200      to         13.071624             1,414,646
American Funds Growth-Income Fund -- Class 2            171,973         11.211697      to         13.391182             2,027,342
American Funds International Fund -- Class 2             27,112         11.644450      to         15.668444               376,985
American Funds New World Fund -- Class 2                  1,998         22.171189      to         25.527483                47,510
American Funds Global Small Capitalization Fund
 -- Class 2                                               7,022         13.343849      to         18.537952               125,571
Franklin Rising Dividends Securities Fund --
 Class 2                                                 14,017         12.204614      to         12.799060               172,654
Franklin Income Securities Fund -- Class 2               93,978         14.602957      to         15.467571             1,396,874
Franklin Income Securities Fund -- Class 4                  258          9.709656      to          9.709656                 2,507
Franklin Large Cap Growth Securities Fund --
 Class 2                                                  6,014         10.172987      to         10.455105                62,170
Franklin Global Real Estate Securities Fund --
 Class 2                                                    568         14.803805      to         14.803805                 8,411
Franklin Small-Mid Cap Growth Securities Fund --
 Class 2                                                 11,509          6.735968      to         11.938971               102,669
Franklin Small Cap Value Securities Fund --
 Class 2                                                  1,197          7.791924      to          7.791924                 9,326
Franklin Strategic Income Securities Fund --
 Class 1                                                 23,156         16.618952      to         18.943880               402,794
Mutual Shares Securities Fund -- Class 2                 32,820         12.858291      to         15.919201               466,089
Templeton Developing Markets Securities Fund --
 Class 1                                                  2,725         20.381595      to         24.163559                63,046
Templeton Foreign Securities Fund -- Class 2             25,075         11.726199      to         13.137689               317,592
Templeton Global Asset Allocation Fund -- Class
 2                                                          127         15.644460      to         15.644460                 1,985
Templeton Growth Securities Fund -- Class 2              12,527         11.388747      to         13.155905               150,622
Mutual Global Discovery Securities Fund -- Class
 2                                                       12,954         18.640747      to         19.596934               244,389
Franklin Flex Cap Growth Securities Fund --
 Class 2                                                  2,751         10.099266      to         10.271739                28,117
Franklin Large Cap Value Securities Fund --
 Class 2                                                  2,726          9.150218      to          9.150218                24,942
Hartford Total Return Bond HLS Fund -- Class IA             248         10.256314      to         10.256314                 2,548
Hartford Capital Appreciation HLS Fund -- Class
 IA                                                         904          8.404572      to          8.404572                 7,595
Hartford Dividend and Growth HLS Fund -- Class
 IA                                                         298          8.816227      to          8.816227                 2,631

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                      UNITS
                                                    OWNED BY         MINIMUM UNIT              MAXIMUM UNIT          CONTRACT
                                                  PARTICIPANTS       FAIR VALUE #              FAIR VALUE #         LIABILITY
---------------------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund -- Class IA              317,041         $1.074144      to         $1.162805              $365,110
American Funds Asset Allocation HLS Fund --
 Class IB                                                   265          8.850297      to          8.850297                 2,342
American Funds Bond HLS Fund -- Class IB                  7,094          9.869290      to          9.869290                70,015
American Funds Global Growth and Income HLS Fund
 -- Class IB                                                350          8.267518      to          8.267518                 2,893
American Funds Global Small Capitalization HLS
 Fund -- Class IB                                         3,236          8.023928      to          8.023928                25,966
American Funds Growth HLS Fund -- Class IB                8,077          8.007283      to          8.007283                64,671
American Funds Growth-Income HLS Fund -- Class
 IB                                                       8,029          8.331875      to          8.331875                66,898
American Funds International HLS Fund -- Class
 IB                                                       4,842          8.513844      to          8.513844                41,226
MFS Core Equity Series -- Class INIT                      2,509          6.019320      to          8.174600                20,022
MFS Growth Series -- Class INIT                           1,908          5.566470      to          8.591416                12,933
MFS Global Equity Series -- Class INIT                      430         12.660058      to         12.660058                 5,448
MFS High Income Series -- Class INIT                     11,984         12.789328      to         14.012346               158,617
MFS Investors Growth Stock Series -- Class INIT           4,023          7.980995      to          8.356686                32,378
MFS Investors Trust Series -- Class INIT                 13,044          8.537983      to         10.009131               124,974
MFS Mid Cap Growth Series -- Class INIT                   8,864          4.305078      to          4.436987                38,544
MFS New Discovery Series -- Class INIT                   16,592          8.789830      to         14.847242               223,954
MFS Total Return Series -- Class INIT                    56,431         12.222370      to         14.808262               756,340
MFS Value Series -- Class INIT                           10,813         14.616788      to         14.962134               158,979
MFS Research Bond Series -- Class INIT                    1,410         11.501840      to         11.697223                16,312

#  Rounded unit values

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $171,239                  $361,135
                                      ------------              ------------
EXPENSES:
 Administrative Charges                         --                        --
 Mortality and Expense Risk
  Charges                                 (318,968)                 (426,128)
                                      ------------              ------------
  Total Expense                           (318,968)                 (426,128)
                                      ------------              ------------
   Net investment income
    (loss)                                (147,729)                  (64,993)
                                      ------------              ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    176,401                   193,416
 Net realized gain on
  distributions                                 --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,585,395                 9,032,871
                                      ------------              ------------
  Net gain (loss) on
   investments                           4,761,796                 9,226,287
                                      ------------              ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $4,614,067                $9,161,294
                                      ============              ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                               ALLIANCEBERNSTEIN VPS
                                    SMALL/MID CAP         ALLIANCEBERNSTEIN VPS         INTERNATIONAL
                                   VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $56,506                  $28,613                   $354,958
                                     ------------               ----------               ------------
EXPENSES:
 Administrative Charges                        --                       --                         --
 Mortality and Expense Risk
  Charges                                (110,741)                 (14,224)                  (129,796)
                                     ------------               ----------               ------------
  Total Expense                          (110,741)                 (14,224)                  (129,796)
                                     ------------               ----------               ------------
   Net investment income
    (loss)                                (54,235)                  14,389                    225,162
                                     ------------               ----------               ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (171,659)                  (4,036)                    57,214
 Net realized gain on
  distributions                           298,055                       --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,492,437                  184,783                  2,471,457
                                     ------------               ----------               ------------
  Net gain (loss) on
   investments                          2,618,833                  180,747                  2,528,671
                                     ------------               ----------               ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,564,598                 $195,136                 $2,753,833
                                     ============               ==========               ============

                                 AIM V.I.                 AIM V.I.            AIM V.I.
                                   BASIC                   CAPITAL              CORE
                                VALUE FUND            APPRECIATION FUND      EQUITY FUND
                                SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $2,011,745                 $311,721          $3,960,527
                               -------------            -------------       -------------
EXPENSES:
 Administrative Charges             (162,149)                 (70,881)           (369,766)
 Mortality and Expense Risk
  Charges                         (1,937,604)                (846,532)         (3,692,799)
                               -------------            -------------       -------------
  Total Expense                   (2,099,753)                (917,413)         (4,062,565)
                               -------------            -------------       -------------
   Net investment income
    (loss)                           (88,008)                (605,692)           (102,038)
                               -------------            -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              561,629               (2,443,307)           (973,140)
 Net realized gain on
  distributions                           --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     41,096,949               11,711,216          51,391,143
                               -------------            -------------       -------------
  Net gain (loss) on
   investments                    41,658,578                9,267,909          50,418,003
                               -------------            -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $41,570,570               $8,662,217         $50,315,965
                               =============            =============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        AIM V.I.            AIM V.I.
                                       GOVERNMENT         INTERNATIONAL
                                    SECURITIES FUND        GROWTH FUND
                                      SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $40,850,491          $2,896,411
                                     --------------       -------------
EXPENSES:
 Administrative Charges                  (1,336,804)           (223,048)
 Mortality and Expense Risk
  Charges                               (15,359,756)         (2,926,122)
                                     --------------       -------------
  Total Expense                         (16,696,560)         (3,149,170)
                                     --------------       -------------
   Net investment income
    (loss)                               24,153,931            (252,759)
                                     --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   7,889,042          (4,382,015)
 Net realized gain on
  distributions                          29,361,684                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (82,204,892)         57,290,213
                                     --------------       -------------
  Net gain (loss) on
   investments                          (44,954,166)         52,908,198
                                     --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $(20,800,235)        $52,655,439
                                     ==============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AIM V.I.            AIM V.I.                 AIM V.I.
                               MID CAP CORE          SMALL CAP               LARGE CAP
                                EQUITY FUND         EQUITY FUND             GROWTH FUND
                                SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $3,264,565            $185,080                $107,630
                               -------------       -------------            ------------
EXPENSES:
 Administrative Charges             (359,755)               (794)                (54,329)
 Mortality and Expense Risk
  Charges                         (4,036,989)         (1,944,468)               (516,337)
                               -------------       -------------            ------------
  Total Expense                   (4,396,744)         (1,945,262)               (570,666)
                               -------------       -------------            ------------
   Net investment income
    (loss)                        (1,132,179)         (1,760,182)               (463,036)
                               -------------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            1,835,149          (2,455,479)               (661,442)
 Net realized gain on
  distributions                    3,150,280                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     56,863,793          23,117,329               7,477,918
                               -------------       -------------            ------------
  Net gain (loss) on
   investments                    61,849,222          20,661,850               6,816,476
                               -------------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $60,717,043         $18,901,668              $6,353,440
                               =============       =============            ============

                                      AIM V.I.               AIM V.I.            AMERICAN FUNDS
                                      CAPITAL            POWERSHARES ETF             GLOBAL
                                  DEVELOPMENT FUND       ALLOCATION FUND            BOND FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --              $104,775               $4,082,678
                                    ------------            ----------            -------------
EXPENSES:
 Administrative Charges                       --                    --                       --
 Mortality and Expense Risk
  Charges                               (139,211)              (70,530)              (4,667,632)
                                    ------------            ----------            -------------
  Total Expense                         (139,211)              (70,530)              (4,667,632)
                                    ------------            ----------            -------------
   Net investment income
    (loss)                              (139,211)               34,245                 (584,954)
                                    ------------            ----------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                1,028,971                (7,048)                (851,970)
 Net realized gain on
  distributions                               --                19,564                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,551,950               875,358               20,155,723
                                    ------------            ----------            -------------
  Net gain (loss) on
   investments                         2,580,921               887,874               19,303,753
                                    ------------            ----------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,441,710              $922,119              $18,718,799
                                    ============            ==========            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     AMERICAN FUNDS
                                         GLOBAL                AMERICAN FUNDS
                                       GROWTH AND                  ASSET
                                      INCOME FUND             ALLOCATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $11,544,513               $28,183,273
                                     --------------            --------------
EXPENSES:
 Administrative Charges                          --                (2,106,504)
 Mortality and Expense Risk
  Charges                                (7,502,959)              (18,607,483)
                                     --------------            --------------
  Total Expense                          (7,502,959)              (20,713,987)
                                     --------------            --------------
   Net investment income
    (loss)                                4,041,554                 7,469,286
                                     --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (11,157,973)              (36,244,345)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           160,104,108               269,182,141
                                     --------------            --------------
  Net gain (loss) on
   investments                          148,946,135               232,937,796
                                     --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $152,987,689              $240,407,082
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                      BLUE CHIP                                         AMERICAN FUNDS
                                      INCOME AND              AMERICAN FUNDS                GLOBAL
                                     GROWTH FUND                BOND FUND                GROWTH FUND
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $14,758,579               $36,589,592                $6,904,613
                                    --------------            --------------            --------------
EXPENSES:
 Administrative Charges                 (1,066,375)               (1,974,588)                 (838,211)
 Mortality and Expense Risk
  Charges                              (11,252,324)              (17,320,300)               (7,483,155)
                                    --------------            --------------            --------------
  Total Expense                        (12,318,699)              (19,294,888)               (8,321,366)
                                    --------------            --------------            --------------
   Net investment income
    (loss)                               2,439,880                17,294,704                (1,416,753)
                                    --------------            --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (32,114,109)                1,381,310               (12,597,393)
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          196,374,658                96,798,278               178,966,944
                                    --------------            --------------            --------------
  Net gain (loss) on
   investments                         164,260,549                98,179,588               166,369,551
                                    --------------            --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $166,700,429              $115,474,292              $164,952,798
                                    ==============            ==============            ==============


                               AMERICAN FUNDS             AMERICAN FUNDS             AMERICAN FUNDS
                                 GROWTH FUND            GROWTH-INCOME FUND         INTERNATIONAL FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $16,058,076                $40,543,017               $11,755,033
                               ---------------            ---------------            --------------
EXPENSES:
 Administrative Charges             (4,295,890)                (4,420,892)               (1,344,963)
 Mortality and Expense Risk
  Charges                          (39,549,384)               (39,858,635)              (12,236,552)
                               ---------------            ---------------            --------------
  Total Expense                    (43,845,274)               (44,279,527)              (13,581,515)
                               ---------------            ---------------            --------------
   Net investment income
    (loss)                         (27,787,198)                (3,736,510)               (1,826,482)
                               ---------------            ---------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (103,536,375)              (109,731,405)              (32,106,981)
 Net realized gain on
  distributions                             --                         --                 4,107,736
 Net unrealized appreciation
  (depreciation) of
  investments during the year      919,679,168                775,722,957               294,729,468
                               ---------------            ---------------            --------------
  Net gain (loss) on
   investments                     816,142,793                665,991,552               266,730,223
                               ---------------            ---------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $788,355,595               $662,255,042              $264,903,741
                               ===============            ===============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL SMALL
                                     NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $5,305,641                  $886,622
                                     --------------            --------------
EXPENSES:
 Administrative Charges                    (589,720)                 (544,287)
 Mortality and Expense Risk
  Charges                                (5,445,355)               (4,956,420)
                                     --------------            --------------
  Total Expense                          (6,035,075)               (5,500,707)
                                     --------------            --------------
   Net investment income
    (loss)                                 (729,434)               (4,614,085)
                                     --------------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (7,550,886)               (9,800,167)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           138,920,953               156,238,736
                                     --------------            --------------
  Net gain (loss) on
   investments                          131,370,067               146,438,569
                                     --------------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $130,640,633              $141,824,484
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP       FIDELITY VIP        FIDELITY VIP
                                       GROWTH           CONTRAFUND            MID CAP
                                     PORTFOLIO           PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $7,431            $805,026            $267,099
                                    ------------       -------------       -------------
EXPENSES:
 Administrative Charges                       --                  --                  --
 Mortality and Expense Risk
  Charges                                (65,884)           (988,178)           (810,161)
                                    ------------       -------------       -------------
  Total Expense                          (65,884)           (988,178)           (810,161)
                                    ------------       -------------       -------------
   Net investment income
    (loss)                               (58,453)           (183,152)           (543,062)
                                    ------------       -------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  289,178             334,559             423,975
 Net realized gain on
  distributions                            3,352              19,946             325,090
 Net unrealized appreciation
  (depreciation) of
  investments during the year            886,011          20,647,136          17,197,931
                                    ------------       -------------       -------------
  Net gain (loss) on
   investments                         1,178,541          21,001,641          17,946,996
                                    ------------       -------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,120,088         $20,818,489         $17,403,934
                                    ============       =============       =============

                                                           FIDELITY VIP               FRANKLIN
                                    FIDELITY VIP          DYNAMIC CAPITAL              RISING
                                  VALUE STRATEGIES         APPRECIATION              DIVIDENDS
                                     PORTFOLIO               PORTFOLIO            SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $17,860                   $141                $9,335,503
                                    ------------            -----------            --------------
EXPENSES:
 Administrative Charges                       --                     --                  (957,231)
 Mortality and Expense Risk
  Charges                                (57,361)               (14,123)              (10,218,872)
                                    ------------            -----------            --------------
  Total Expense                          (57,361)               (14,123)              (11,176,103)
                                    ------------            -----------            --------------
   Net investment income
    (loss)                               (39,501)               (13,982)               (1,840,600)
                                    ------------            -----------            --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (693,947)              (271,548)              (29,203,353)
 Net realized gain on
  distributions                               --                     --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,866,804                559,482               121,659,243
                                    ------------            -----------            --------------
  Net gain (loss) on
   investments                         1,172,857                287,934                92,455,890
                                    ------------            -----------            --------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,133,356               $273,952               $90,615,290
                                    ============            ===========            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                 FRANKLIN
                                        FRANKLIN                 LARGE CAP
                                         INCOME                   GROWTH
                                    SECURITIES FUND           SECURITIES FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $156,274,902               $1,828,761
                                     --------------            -------------
EXPENSES:
 Administrative Charges                  (2,901,189)                (205,306)
 Mortality and Expense Risk
  Charges                               (30,252,691)              (2,230,151)
                                     --------------            -------------
  Total Expense                         (33,153,880)              (2,435,457)
                                     --------------            -------------
   Net investment income
    (loss)                              123,121,022                 (606,696)
                                     --------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (49,702,444)              (5,294,664)
 Net realized gain on
  distributions                                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           484,776,999               37,772,486
                                     --------------            -------------
  Net gain (loss) on
   investments                          435,074,555               32,477,822
                                     --------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $558,195,577              $31,871,126
                                     ==============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FRANKLIN              FRANKLIN                FRANKLIN
                                     GLOBAL             SMALL-MID CAP            SMALL CAP
                                   REAL ESTATE             GROWTH                  VALUE
                                 SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $1,022,651                   $ --                $789,213
                                   -----------          -------------          --------------
EXPENSES:
 Administrative Charges                (12,898)              (409,919)                     --
 Mortality and Expense Risk
  Charges                             (117,140)            (4,018,961)               (817,458)
                                   -----------          -------------          --------------
  Total Expense                       (130,038)            (4,428,880)               (817,458)
                                   -----------          -------------          --------------
   Net investment income
    (loss)                             892,613             (4,428,880)                (28,245)
                                   -----------          -------------          --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (965,096)            (3,288,426)            (11,555,649)
 Net realized gain on
  distributions                             --                     --               2,058,084
 Net unrealized appreciation
  (depreciation) of
  investments during the year        1,245,175             92,662,509              17,573,888
                                   -----------          -------------          --------------
  Net gain (loss) on
   investments                         280,079             89,374,083               8,076,323
                                   -----------          -------------          --------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $1,172,692            $84,945,203              $8,048,078
                                   ===========          =============          ==============

                                     FRANKLIN                                       TEMPLETON
                                     STRATEGIC                                     DEVELOPING
                                      INCOME              MUTUAL SHARES              MARKETS
                                  SECURITIES FUND        SECURITIES FUND         SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $62,013,623             $22,158,134             $6,656,884
                                   -------------          --------------          -------------
EXPENSES:
 Administrative Charges               (1,207,332)             (1,866,535)              (262,076)
 Mortality and Expense Risk
  Charges                            (12,759,022)            (17,695,917)            (2,718,084)
                                   -------------          --------------          -------------
  Total Expense                      (13,966,354)            (19,562,452)            (2,980,160)
                                   -------------          --------------          -------------
   Net investment income
    (loss)                            48,047,269               2,595,682              3,676,724
                                   -------------          --------------          -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (305,770)            (62,712,439)            (1,643,260)
 Net realized gain on
  distributions                               --                      --                572,540
 Net unrealized appreciation
  (depreciation) of
  investments during the year        119,381,631             307,826,797             83,280,522
                                   -------------          --------------          -------------
  Net gain (loss) on
   investments                       119,075,861             245,114,358             82,209,802
                                   -------------          --------------          -------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $167,123,130            $247,710,040            $85,886,526
                                   =============          ==============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       TEMPLETON                TEMPLETON
                                        FOREIGN                GLOBAL ASSET
                                    SECURITIES FUND          ALLOCATION FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $14,188,241                $703,388
                                     --------------            ------------
EXPENSES:
 Administrative Charges                    (709,925)                (12,139)
 Mortality and Expense Risk
  Charges                                (6,993,536)               (104,485)
                                     --------------            ------------
  Total Expense                          (7,703,461)               (116,624)
                                     --------------            ------------
   Net investment income
    (loss)                                6,484,780                 586,764
                                     --------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (6,145,397)               (858,447)
 Net realized gain on
  distributions                          17,490,311                 113,225
 Net unrealized appreciation
  (depreciation) of
  investments during the year           107,649,217               1,451,482
                                     --------------            ------------
  Net gain (loss) on
   investments                          118,994,131                 706,260
                                     --------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $125,478,911              $1,293,024
                                     ==============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                   FRANKLIN
                                     TEMPLETON               MUTUAL                FLEX CAP
                                      GROWTH            GLOBAL DISCOVERY            GROWTH
                                  SECURITIES FUND        SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (A)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $17,877,030             $6,655,395                $3,498
                                   -------------          -------------          ------------
EXPENSES:
 Administrative Charges                 (933,025)              (802,427)              (82,567)
 Mortality and Expense Risk
  Charges                             (8,942,519)            (8,710,837)             (763,143)
                                   -------------          -------------          ------------
  Total Expense                       (9,875,544)            (9,513,264)             (845,710)
                                   -------------          -------------          ------------
   Net investment income
    (loss)                             8,001,486             (2,857,869)             (842,212)
                                   -------------          -------------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              (50,113,773)            (6,400,625)              (29,423)
 Net realized gain on
  distributions                               --             15,503,086                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        186,386,999            102,402,137            14,323,978
                                   -------------          -------------          ------------
  Net gain (loss) on
   investments                       136,273,226            111,504,598            14,294,555
                                   -------------          -------------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                       $144,274,712           $108,646,729           $13,452,343
                                   =============          =============          ============

                                    FRANKLIN
                                    LARGE CAP            TEMPLETON             HARTFORD
                                      VALUE             GLOBAL BOND            ADVISERS
                                 SECURITIES FUND      SECURITIES FUND          HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (B)         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $548,991            $9,129,157             $205,537
                                   -----------          ------------          -----------
EXPENSES:
 Administrative Charges                (43,903)                   --                   --
 Mortality and Expense Risk
  Charges                             (385,685)           (1,051,136)             (99,745)
                                   -----------          ------------          -----------
  Total Expense                       (429,588)           (1,051,136)             (99,745)
                                   -----------          ------------          -----------
   Net investment income
    (loss)                             119,403             8,078,021              105,792
                                   -----------          ------------          -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                173,626                10,197               41,726
 Net realized gain on
  distributions                             --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        5,351,513             2,429,095            1,653,743
                                   -----------          ------------          -----------
  Net gain (loss) on
   investments                       5,525,139             2,439,292            1,695,469
                                   -----------          ------------          -----------
  Net increase (decrease) in
   net assets resulting from
   operations                       $5,644,542           $10,517,313           $1,801,261
                                   ===========          ============          ===========

(a)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(b) Formerly Templeton Global Income Securities Fund. Change effective May 1, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  HARTFORD             HARTFORD
                                    TOTAL              CAPITAL
                                 RETURN BOND         APPRECIATION
                                  HLS FUND             HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $21,329,673           $5,121,592
                                -------------       --------------
EXPENSES:
 Administrative Charges                    --                   --
 Mortality and Expense Risk
  Charges                          (5,860,587)          (6,790,242)
                                -------------       --------------
  Total Expense                    (5,860,587)          (6,790,242)
                                -------------       --------------
   Net investment income
    (loss)                         15,469,086           (1,668,650)
                                -------------       --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                42,820            1,372,079
 Net realized gain on
  distributions                            --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      33,810,897          183,694,204
                                -------------       --------------
  Net gain (loss) on
   investments                     33,853,717          185,066,283
                                -------------       --------------
  Net increase (decrease) in
   net assets resulting from
   operations                     $49,322,803         $183,397,633
                                =============       ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 HARTFORD                HARTFORD
                                 DIVIDEND              FUNDAMENTAL             HARTFORD
                                AND GROWTH                GROWTH            GLOBAL EQUITY
                                 HLS FUND                HLS FUND              HLS FUND
                                SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $7,752,347               $11,866                $4,931
                               -------------            ----------            ----------
EXPENSES:
 Administrative Charges                   --                    --                    --
 Mortality and Expense Risk
  Charges                         (3,955,256)              (28,864)               (5,970)
                               -------------            ----------            ----------
  Total Expense                   (3,955,256)              (28,864)               (5,970)
                               -------------            ----------            ----------
   Net investment income
    (loss)                         3,797,091               (16,998)               (1,039)
                               -------------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions              289,525               (20,422)                2,238
 Net realized gain on
  distributions                           --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     68,203,374               619,082               127,437
                               -------------            ----------            ----------
  Net gain (loss) on
   investments                    68,492,899               598,660               129,675
                               -------------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                    $72,289,990              $581,662              $128,636
                               =============            ==========            ==========

                                                       HARTFORD
                                     HARTFORD         DISCIPLINED               HARTFORD
                                  GLOBAL GROWTH         EQUITY                   GROWTH
                                     HLS FUND          HLS FUND                 HLS FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $9,513          $1,043,731                 $49,845
                                    ----------       -------------            ------------
EXPENSES:
 Administrative Charges                     --                  --                      --
 Mortality and Expense Risk
  Charges                              (17,157)           (789,775)                (86,444)
                                    ----------       -------------            ------------
  Total Expense                        (17,157)           (789,775)                (86,444)
                                    ----------       -------------            ------------
   Net investment income
    (loss)                              (7,644)            253,956                 (36,599)
                                    ----------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 30,887              24,757                  14,298
 Net realized gain on
  distributions                             --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          316,909          12,948,562               2,577,924
                                    ----------       -------------            ------------
  Net gain (loss) on
   investments                         347,796          12,973,319               2,592,222
                                    ----------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $340,152         $13,227,275              $2,555,623
                                    ==========       =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                 HARTFORD
                                                  GROWTH                  HARTFORD
                                               OPPORTUNITIES             HIGH YIELD
                                                 HLS FUND                 HLS FUND
                                              SUB-ACCOUNT (C)           SUB-ACCOUNT
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                          $575,810              $2,486,642
                                               -------------            ------------
EXPENSES:
 Administrative Charges                                   --                      --
 Mortality and Expense Risk Charges               (1,349,571)               (292,408)
                                               -------------            ------------
  Total Expense                                   (1,349,571)               (292,408)
                                               -------------            ------------
   Net investment income (loss)                     (773,761)              2,194,234
                                               -------------            ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       253,094                 193,773
 Net realized gain on distributions                       --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        27,497,146               4,201,253
                                               -------------            ------------
  Net gain (loss) on investments                  27,750,240               4,395,026
                                               -------------            ------------
  Net increase (decrease) in net assets
   resulting from operations                     $26,976,479              $6,589,260
                                               =============            ============

(c) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                              HARTFORD               HARTFORD                HARTFORD
                                           INTERNATIONAL          INTERNATIONAL               MIDCAP
                                               GROWTH             OPPORTUNITIES               GROWTH
                                              HLS FUND               HLS FUND                HLS FUND
                                            SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                      $64,239                $408,651                 $24,920
                                             ----------            ------------            ------------
EXPENSES:
 Administrative Charges                              --                      --                      --
 Mortality and Expense Risk Charges             (49,299)               (275,891)                (95,186)
                                             ----------            ------------            ------------
  Total Expense                                 (49,299)               (275,891)                (95,186)
                                             ----------            ------------            ------------
   Net investment income (loss)                  14,940                 132,760                 (70,266)
                                             ----------            ------------            ------------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                   (7,981)                 69,131                  79,392
 Net realized gain on distributions                  --                      --                      --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                      837,006               5,276,480               2,336,174
                                             ----------            ------------            ------------
  Net gain (loss) on investments                829,025               5,345,611               2,415,566
                                             ----------            ------------            ------------
  Net increase (decrease) in net
   assets resulting from operations            $843,965              $5,478,371              $2,345,300
                                             ==========            ============            ============


                                           HARTFORD             HARTFORD               HARTFORD
                                         MONEY MARKET        SMALL COMPANY         SMALLCAP GROWTH
                                           HLS FUND             HLS FUND               HLS FUND
                                          SUB-ACCOUNT         SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $904,713             $1,367                $2,567
                                        ---------------       ------------            ----------
EXPENSES:
 Administrative Charges                      (2,119,700)                --                    --
 Mortality and Expense Risk Charges         (22,685,917)          (153,764)              (42,490)
                                        ---------------       ------------            ----------
  Total Expense                             (24,805,617)          (153,764)              (42,490)
                                        ---------------       ------------            ----------
   Net investment income (loss)             (23,900,904)          (152,397)              (39,923)
                                        ---------------       ------------            ----------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                       --             99,427                49,512
 Net realized gain on distributions                  --                 --                    --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                           --          2,927,855               865,757
                                        ---------------       ------------            ----------
  Net gain (loss) on investments                     --          3,027,282               915,269
                                        ---------------       ------------            ----------
  Net increase (decrease) in net
   assets resulting from operations        $(23,900,904)        $2,874,885              $875,346
                                        ===============       ============            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             HARTFORD
                                      HARTFORD           U.S. GOVERNMENT
                                       STOCK                SECURITIES
                                      HLS FUND               HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $29,012                 $12,481
                                     ----------            ------------
EXPENSES:
 Administrative Charges                      --                      --
 Mortality and Expense Risk
  Charges                               (24,258)               (713,594)
                                     ----------            ------------
  Total Expense                         (24,258)               (713,594)
                                     ----------            ------------
   Net investment income
    (loss)                                4,754                (701,113)
                                     ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  31,427                 (44,591)
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           511,005               1,232,845
                                     ----------            ------------
  Net gain (loss) on
   investments                          542,432               1,188,254
                                     ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $547,186                $487,141
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             HARTFORD                HARTFORD
                                      HARTFORD                 VALUE                  EQUITY
                                       VALUE               OPPORTUNITIES              INCOME
                                      HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $115,740                $30,512                $214,888
                                    ------------            -----------            ------------
EXPENSES:
 Administrative Charges                       --                     --                      --
 Mortality and Expense Risk
  Charges                                (86,521)               (33,999)                (68,326)
                                    ------------            -----------            ------------
  Total Expense                          (86,521)               (33,999)                (68,326)
                                    ------------            -----------            ------------
   Net investment income
    (loss)                                29,219                 (3,487)                146,562
                                    ------------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (9,287)              (231,045)                 45,220
 Net realized gain on
  distributions                               --                     --                  32,980
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,182,569                965,912               1,021,499
                                    ------------            -----------            ------------
  Net gain (loss) on
   investments                         1,173,282                734,867               1,099,699
                                    ------------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,202,501               $731,380              $1,246,261
                                    ============            ===========            ============

                                                           AMERICAN FUNDS
                                                             BLUE CHIP
                                   AMERICAN FUNDS            INCOME AND            AMERICAN FUNDS
                                  ASSET ALLOCATION             GROWTH                   BOND
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $564,638                $249,593               $2,684,552
                                    ------------            ------------            -------------
EXPENSES:
 Administrative Charges                       --                      --                       --
 Mortality and Expense Risk
  Charges                               (501,462)               (287,747)              (1,599,628)
                                    ------------            ------------            -------------
  Total Expense                         (501,462)               (287,747)              (1,599,628)
                                    ------------            ------------            -------------
   Net investment income
    (loss)                                63,176                 (38,154)               1,084,924
                                    ------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    8,401                  76,307                   14,016
 Net realized gain on
  distributions                          137,393                 109,923                    6,288
 Net unrealized appreciation
  (depreciation) of
  investments during the year          6,395,045               4,918,498                8,789,339
                                    ------------            ------------            -------------
  Net gain (loss) on
   investments                         6,540,839               5,104,728                8,809,643
                                    ------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $6,604,015              $5,066,574               $9,894,567
                                    ============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                            AMERICAN FUNDS
                                    AMERICAN FUNDS           GLOBAL GROWTH
                                     GLOBAL BOND              AND INCOME
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $846,528               $1,083,136
                                     ------------            -------------
EXPENSES:
 Administrative Charges                        --                       --
 Mortality and Expense Risk
  Charges                                (444,964)                (927,015)
                                     ------------            -------------
  Total Expense                          (444,964)                (927,015)
                                     ------------            -------------
   Net investment income
    (loss)                                401,564                  156,121
                                     ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    27,488                  156,465
 Net realized gain on
  distributions                                --                   19,599
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,846,754               19,660,490
                                     ------------            -------------
  Net gain (loss) on
   investments                          1,874,242               19,836,554
                                     ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,275,806              $19,992,675
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           AMERICAN FUNDS
                                   AMERICAN FUNDS           GLOBAL SMALL            AMERICAN FUNDS
                                   GLOBAL GROWTH           CAPITALIZATION               GROWTH
                                      HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $355,880                  $23,432                 $874,021
                                    ------------            -------------            -------------
EXPENSES:
 Administrative Charges                       --                       --                       --
 Mortality and Expense Risk
  Charges                               (343,383)                (569,918)              (2,875,504)
                                    ------------            -------------            -------------
  Total Expense                         (343,383)                (569,918)              (2,875,504)
                                    ------------            -------------            -------------
   Net investment income
    (loss)                                12,497                 (546,486)              (2,001,483)
                                    ------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  172,299                  (13,476)                 382,594
 Net realized gain on
  distributions                          304,313                  309,254                2,102,143
 Net unrealized appreciation
  (depreciation) of
  investments during the year          6,747,271               16,571,476               59,967,427
                                    ------------            -------------            -------------
  Net gain (loss) on
   investments                         7,223,883               16,867,254               62,452,164
                                    ------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $7,236,380              $16,320,768              $60,450,681
                                    ============            =============            =============


                                   AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                    GROWTH-INCOME            INTERNATIONAL              NEW WORLD
                                      HLS FUND                 HLS FUND                 HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $1,747,812               $1,867,113                 $428,424
                                    -------------            -------------            -------------
EXPENSES:
 Administrative Charges                        --                       --                       --
 Mortality and Expense Risk
  Charges                              (1,649,271)              (1,824,476)                (581,089)
                                    -------------            -------------            -------------
  Total Expense                        (1,649,271)              (1,824,476)                (581,089)
                                    -------------            -------------            -------------
   Net investment income
    (loss)                                 98,541                   42,637                 (152,665)
                                    -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   241,872                  364,786                  (23,670)
 Net realized gain on
  distributions                           707,434                1,292,665                  290,760
 Net unrealized appreciation
  (depreciation) of
  investments during the year          28,688,564               41,103,427               13,543,637
                                    -------------            -------------            -------------
  Net gain (loss) on
   investments                         29,637,870               42,760,878               13,810,727
                                    -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $29,736,411              $42,803,515              $13,658,062
                                    =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                                LORD ABBETT
                                       LORD ABBETT            AMERICA'S VALUE
                                     ALL VALUE FUND              PORTFOLIO
                                     SUB-ACCOUNT (D)            SUB-ACCOUNT
---------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                    $12                   $336,653
                                        ---------               ------------
EXPENSES:
 Administrative Charges                        --                         --
 Mortality and Expense Risk
  Charges                                      (2)                  (107,051)
                                        ---------               ------------
  Total Expense                                (2)                  (107,051)
                                        ---------               ------------
   Net investment income
    (loss)                                     10                    229,602
                                        ---------               ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                        --                     62,517
 Net realized gain on
  distributions                                --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                  31                  1,454,572
                                        ---------               ------------
  Net gain (loss) on
   investments                                 31                  1,517,089
                                        ---------               ------------
  Net increase (decrease) in
   net assets resulting from
   operations                                 $41                 $1,746,691
                                        =========               ============

(d) From inception August 28, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             LORD ABBETT
                                     LORD ABBETT               GROWTH &
                                   BOND-DEBENTURE               INCOME            MFS CORE
                                      PORTFOLIO               PORTFOLIO         EQUITY SERIES
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $4,215,927                $111,159            $342,868
                                    -------------            ------------       -------------
EXPENSES:
 Administrative Charges                        --                      --             (32,210)
 Mortality and Expense Risk
  Charges                                (766,945)               (146,310)           (299,431)
                                    -------------            ------------       -------------
  Total Expense                          (766,945)               (146,310)           (331,641)
                                    -------------            ------------       -------------
   Net investment income
    (loss)                              3,448,982                 (35,151)             11,227
                                    -------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                    46,229                  38,744          (1,986,343)
 Net realized gain on
  distributions                                --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,838,462               2,115,002           7,243,386
                                    -------------            ------------       -------------
  Net gain (loss) on
   investments                          9,884,691               2,153,746           5,257,043
                                    -------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $13,333,673              $2,118,595          $5,268,270
                                    =============            ============       =============


                                MFS GROWTH               MFS GLOBAL               MFS HIGH
                                  SERIES               EQUITY SERIES            INCOME SERIES
                                SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $134,125                $470,658              $14,622,393
                               -------------            ------------            -------------
EXPENSES:
 Administrative Charges              (71,244)                (36,251)                (340,754)
 Mortality and Expense Risk
  Charges                           (714,891)               (344,153)              (3,273,687)
                               -------------            ------------            -------------
  Total Expense                     (786,135)               (380,404)              (3,614,441)
                               -------------            ------------            -------------
   Net investment income
    (loss)                          (652,010)                 90,254               11,007,952
                               -------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (2,431,499)               (941,834)               1,496,577
 Net realized gain on
  distributions                           --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     16,574,050               6,387,695               56,781,998
                               -------------            ------------            -------------
  Net gain (loss) on
   investments                    14,142,551               5,445,861               58,278,575
                               -------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $13,490,541              $5,536,115              $69,286,527
                               =============            ============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     MFS INVESTORS
                                        GROWTH                MFS INVESTORS
                                     STOCK SERIES             TRUST SERIES
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $369,207               $5,641,117
                                     -------------            -------------
EXPENSES:
 Administrative Charges                    (86,422)                (579,813)
 Mortality and Expense Risk
  Charges                                 (812,022)              (5,574,875)
                                     -------------            -------------
  Total Expense                           (898,444)              (6,154,688)
                                     -------------            -------------
   Net investment income
    (loss)                                (529,237)                (513,571)
                                     -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (2,316,612)              (8,683,666)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           19,172,565               84,373,827
                                     -------------            -------------
  Net gain (loss) on
   investments                          16,855,953               75,690,161
                                     -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $16,326,716              $75,176,590
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS MID CAP                MFS NEW             MFS TOTAL
                                    GROWTH SERIES           DISCOVERY SERIES      RETURN SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT          SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $193,106                      $ --         $38,085,720
                                    -------------            --------------       -------------
EXPENSES:
 Administrative Charges                  (117,091)                 (360,908)         (1,735,034)
 Mortality and Expense Risk
  Charges                              (1,142,618)               (3,484,690)        (16,200,010)
                                    -------------            --------------       -------------
  Total Expense                        (1,259,709)               (3,845,598)        (17,935,044)
                                    -------------            --------------       -------------
   Net investment income
    (loss)                             (1,066,603)               (3,845,598)         20,150,676
                                    -------------            --------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (2,051,075)              (11,460,221)        (23,422,425)
 Net realized gain on
  distributions                                --                        --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          26,517,730               111,957,641         156,330,782
                                    -------------            --------------       -------------
  Net gain (loss) on
   investments                         24,466,655               100,497,420         132,908,357
                                    -------------            --------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $23,400,052               $96,651,822        $153,059,033
                                    =============            ==============       =============

                                 MFS VALUE              MFS RESEARCH             MFS RESEARCH
                                  SERIES                 BOND SERIES         INTERNATIONAL SERIES
                                SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                        $3,636,309               $7,114,412                 $931,847
                               -------------            -------------            -------------
EXPENSES:
 Administrative Charges             (325,744)                (324,632)                 (92,087)
 Mortality and Expense Risk
  Charges                         (4,419,441)              (3,136,326)                (821,692)
                               -------------            -------------            -------------
  Total Expense                   (4,745,185)              (3,460,958)                (913,779)
                               -------------            -------------            -------------
   Net investment income
    (loss)                        (1,108,876)               3,653,454                   18,068
                               -------------            -------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (2,757,927)                 224,531               (1,544,254)
 Net realized gain on
  distributions                           --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     62,582,208               21,018,747               14,869,824
                               -------------            -------------            -------------
  Net gain (loss) on
   investments                    59,824,281               21,243,278               13,325,570
                               -------------            -------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                    $58,715,405              $24,896,732              $13,343,638
                               =============            =============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             BLACKROCK
                                     MFS RESEARCH              GLOBAL
                                        SERIES            GROWTH V.I. FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $411,401               $20,578
                                     ------------            ----------
EXPENSES:
 Administrative Charges                   (53,057)               (1,258)
 Mortality and Expense Risk
  Charges                                (321,445)              (12,939)
                                     ------------            ----------
  Total Expense                          (374,502)              (14,197)
                                     ------------            ----------
   Net investment income
    (loss)                                 36,899                 6,381
                                     ------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (76,631)              (51,455)
 Net realized gain on
  distributions                                --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,615,060               277,784
                                     ------------            ----------
  Net gain (loss) on
   investments                          7,538,429               226,329
                                     ------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $7,575,328              $232,710
                                     ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                        VAN KAMPEN --          VAN KAMPEN --
                                    BLACKROCK         UIF INTERNATIONAL         UIF MID CAP
                                    LARGE CAP           GROWTH EQUITY              GROWTH
                                 GROWTH V.I. FUND         PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $88                $2,997                    $ --
                                    ----------            ----------            ------------
EXPENSES:
 Administrative Charges                 (1,695)                   --                      --
 Mortality and Expense Risk
  Charges                              (19,433)               (6,652)               (263,988)
                                    ----------            ----------            ------------
  Total Expense                        (21,128)               (6,652)               (263,988)
                                    ----------            ----------            ------------
   Net investment income
    (loss)                             (21,040)               (3,655)               (263,988)
                                    ----------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (11,120)              (96,637)                529,836
 Net realized gain on
  distributions                             --                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          267,430               211,742               8,516,564
                                    ----------            ----------            ------------
  Net gain (loss) on
   investments                         256,310               115,105               9,046,400
                                    ----------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $235,270              $111,450              $8,782,412
                                    ==========            ==========            ============

                                   VAN KAMPEN --                                MORGAN STANLEY --
                                     UIF U.S.           MORGAN STANLEY --            CAPITAL
                                   MID CAP VALUE           FOCUS GROWTH           OPPORTUNITIES
                                     PORTFOLIO              PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $118,858                   $ --                     $ --
                                    -----------             ----------             ------------
EXPENSES:
 Administrative Charges                      --                 (1,432)                  (5,530)
 Mortality and Expense Risk
  Charges                              (146,358)               (10,598)                 (41,761)
                                    -----------             ----------             ------------
  Total Expense                        (146,358)               (12,030)                 (47,291)
                                    -----------             ----------             ------------
   Net investment income
    (loss)                              (27,500)               (12,030)                 (47,291)
                                    -----------             ----------             ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (19,250)               (26,389)                 (45,415)
 Net realized gain on
  distributions                              --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         3,732,055                406,164                1,465,371
                                    -----------             ----------             ------------
  Net gain (loss) on
   investments                        3,712,805                379,775                1,419,956
                                    -----------             ----------             ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $3,685,305               $367,745               $1,372,665
                                    ===========             ==========             ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --
                                       MID CAP            MORGAN STANLEY --
                                        GROWTH             FLEXIBLE INCOME
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $ --                 $50,094
                                      ----------              ----------
EXPENSES:
 Administrative Charges                   (1,031)                 (1,401)
 Mortality and Expense Risk
  Charges                                 (7,773)                (10,056)
                                      ----------              ----------
  Total Expense                           (8,804)                (11,457)
                                      ----------              ----------
   Net investment income
    (loss)                                (8,804)                 38,637
                                      ----------              ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (22,443)                 (6,364)
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            255,985                  79,996
                                      ----------              ----------
  Net gain (loss) on
   investments                           233,542                  73,632
                                      ----------              ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $224,738                $112,269
                                      ==========              ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MORGAN STANLEY --                               OPPENHEIMER
                                     DIVIDEND           MORGAN STANLEY --          CAPITAL
                                      GROWTH              GLOBAL EQUITY          APPRECIATION
                                     PORTFOLIO              PORTFOLIO              FUND/VA
                                    SUB-ACCOUNT          SUB-ACCOUNT (E)         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,137                  $2,456                   $99
                                     ---------             -----------            ----------
EXPENSES:
 Administrative Charges                   (441)                   (206)                   --
 Mortality and Expense Risk
  Charges                               (3,233)                 (1,593)              (36,995)
                                     ---------             -----------            ----------
  Total Expense                         (3,674)                 (1,799)              (36,995)
                                     ---------             -----------            ----------
   Net investment income
    (loss)                                 463                     657               (36,896)
                                     ---------             -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  6,531                (382,413)              133,463
 Net realized gain on
  distributions                             --                  14,508                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           49,995                 344,877               782,314
                                     ---------             -----------            ----------
  Net gain (loss) on
   investments                          56,526                 (23,028)              915,777
                                     ---------             -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $56,989                $(22,371)             $878,881
                                     =========             ===========            ==========

                                                                                  OPPENHEIMER
                                    OPPENHEIMER            OPPENHEIMER            MAIN STREET
                                 GLOBAL SECURITIES         MAIN STREET             SMALL CAP
                                      FUND/VA                FUND/VA                FUND/VA
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $402,572               $21,290                 $89,281
                                    ------------            ----------            ------------
EXPENSES:
 Administrative Charges                       --                    --                      --
 Mortality and Expense Risk
  Charges                               (359,311)              (26,152)               (303,986)
                                    ------------            ----------            ------------
  Total Expense                         (359,311)              (26,152)               (303,986)
                                    ------------            ----------            ------------
   Net investment income
    (loss)                                43,261                (4,862)               (214,705)
                                    ------------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  222,089                67,913                (123,416)
 Net realized gain on
  distributions                          446,423                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          7,542,012               446,857               7,101,764
                                    ------------            ----------            ------------
  Net gain (loss) on
   investments                         8,210,524               514,770               6,978,348
                                    ------------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $8,253,785              $509,908              $6,763,643
                                    ============            ==========            ============

(e)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    OPPENHEIMER         PUTNAM VT
                                       VALUE           DIVERSIFIED
                                      FUND/VA          INCOME FUND
                                    SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $9,345          $3,532,726
                                     ----------       -------------
EXPENSES:
 Administrative Charges                      --                  --
 Mortality and Expense Risk
  Charges                               (17,654)         (1,029,738)
                                     ----------       -------------
  Total Expense                         (17,654)         (1,029,738)
                                     ----------       -------------
   Net investment income
    (loss)                               (8,309)          2,502,988
                                     ----------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  27,613             200,615
 Net realized gain on
  distributions                              --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           315,766          24,637,592
                                     ----------       -------------
  Net gain (loss) on
   investments                          343,379          24,838,207
                                     ----------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $335,070         $27,341,195
                                     ==========       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            PUTNAM VT
                                     PUTNAM VT            INTERNATIONAL           PUTNAM VT
                                    GLOBAL ASSET            GROWTH AND          INTERNATIONAL
                                  ALLOCATION FUND          INCOME FUND           EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $255,460                  $ --                  $ --
                                    ------------            ----------            ----------
EXPENSES:
 Administrative Charges                       --                    --                    --
 Mortality and Expense Risk
  Charges                                (75,037)              (16,183)              (18,919)
                                    ------------            ----------            ----------
  Total Expense                          (75,037)              (16,183)              (18,919)
                                    ------------            ----------            ----------
   Net investment income
    (loss)                               180,423               (16,183)              (18,919)
                                    ------------            ----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (43,735)                9,860                (1,239)
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,375,760               308,767               305,839
                                    ------------            ----------            ----------
  Net gain (loss) on
   investments                         1,332,025               318,627               304,600
                                    ------------            ----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $1,512,448              $302,444              $285,681
                                    ============            ==========            ==========


                                    PUTNAM VT                                 PUTNAM VT
                                    SMALL CAP            PUTNAM VT             EQUITY
                                      VALUE               VOYAGER            INCOME FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT (F)      SUB-ACCOUNT (F)
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $15,389              $ --                 $ --
                                    ----------              ----                -----
EXPENSES:
 Administrative Charges                     --                --                   --
 Mortality and Expense Risk
  Charges                              (17,788)               (1)                  --
                                    ----------              ----                -----
  Total Expense                        (17,788)               (1)                  --
                                    ----------              ----                -----
   Net investment income
    (loss)                              (2,399)               (1)                  --
                                    ----------              ----                -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 36,443                --                   --
 Net realized gain on
  distributions                             --                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          345,709                54                  (10)
                                    ----------              ----                -----
  Net gain (loss) on
   investments                         382,152                54                  (10)
                                    ----------              ----                -----
  Net increase (decrease) in
   net assets resulting from
   operations                         $379,753               $53                 $(10)
                                    ==========              ====                =====

(f)  From inception June 30, 2009 to December 31, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   JENNISON 20/20
                                       FOCUS               JENNISON
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                  $14                 $286
                                     ----------            ---------
EXPENSES:
 Administrative Charges                    (621)                (151)
 Mortality and Expense Risk
  Charges                                (6,914)              (1,964)
                                     ----------            ---------
  Total Expense                          (7,535)              (2,115)
                                     ----------            ---------
   Net investment income
    (loss)                               (7,521)              (1,829)
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (34,587)                (654)
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           222,841               37,218
                                     ----------            ---------
  Net gain (loss) on
   investments                          188,254               36,564
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $180,733              $34,735
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          VAN KAMPEN --
                                    PRUDENTIAL              UIF GROWTH            VAN KAMPEN --
                                      VALUE                 AND INCOME             UIF COMSTOCK
                                    PORTFOLIO               PORTFOLIO               PORTFOLIO
                                   SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $4,157                $1,360,902              $108,928
                                    ----------            --------------            ----------
EXPENSES:
 Administrative Charges                     --                   (18,266)               (5,059)
 Mortality and Expense Risk
  Charges                               (4,502)                 (440,947)              (38,375)
                                    ----------            --------------            ----------
  Total Expense                         (4,502)                 (459,213)              (43,434)
                                    ----------            --------------            ----------
   Net investment income
    (loss)                                (345)                  901,689                65,494
                                    ----------            --------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (22,584)                   72,918               (61,433)
 Net realized gain on
  distributions                             --                        --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          105,765                 9,178,769               614,269
                                    ----------            --------------            ----------
  Net gain (loss) on
   investments                          83,181                 9,251,687               552,836
                                    ----------            --------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $82,836               $10,153,376              $618,330
                                    ==========            ==============            ==========

                                   WELLS FARGO            WELLS FARGO           WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT           ADVANTAGE VT
                                      ASSET              TOTAL RETURN              EQUITY
                                 ALLOCATION FUND           BOND FUND            INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $20,068               $305,375               $35,697
                                    ----------            -----------            ----------
EXPENSES:
 Administrative Charges                     --                     --                    --
 Mortality and Expense Risk
  Charges                              (19,569)              (130,959)              (31,914)
                                    ----------            -----------            ----------
  Total Expense                        (19,569)              (130,959)              (31,914)
                                    ----------            -----------            ----------
   Net investment income
    (loss)                                 499                174,416                 3,783
                                    ----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (36,442)                  (903)              (72,195)
 Net realized gain on
  distributions                             --                 27,949                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          148,590                408,806               318,744
                                    ----------            -----------            ----------
  Net gain (loss) on
   investments                         112,148                435,852               246,549
                                    ----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $112,647               $610,268              $250,332
                                    ==========            ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                           WELLS FARGO           WELLS FARGO
                                           ADVANTAGE VT         ADVANTAGE VT
                                          C&B LARGE CAP         LARGE COMPANY
                                            VALUE FUND            CORE FUND
                                           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                     $22,026               $1,009
                                            ----------            ---------
EXPENSES:
 Administrative Charges                             --                   --
 Mortality and Expense Risk Charges            (23,258)              (1,122)
                                            ----------            ---------
  Total Expense                                (23,258)              (1,122)
                                            ----------            ---------
   Net investment income (loss)                 (1,232)                (113)
                                            ----------            ---------
NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on security
  transactions                                 (15,396)             (12,769)
 Net realized gain on distributions                 --                   --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                              358,135               25,415
                                            ----------            ---------
  Net gain (loss) on investments               342,739               12,646
                                            ----------            ---------
  Net increase (decrease) in net
   assets resulting from operations           $341,507              $12,533
                                            ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   WELLS FARGO           WELLS FARGO            WELLS FARGO            WELLS FARGO
                                   ADVANTAGE VT          ADVANTAGE VT          ADVANTAGE VT            ADVANTAGE VT
                                  INTERNATIONAL         LARGE COMPANY              MONEY                SMALL CAP
                                    CORE FUND            GROWTH FUND            MARKET FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $52,212                $7,643                 $6,495                    $ --
                                    ----------            ----------            -----------            ------------
EXPENSES:
 Administrative Charges                     --                    --                     --                      --
 Mortality and Expense Risk
  Charges                              (30,258)              (37,821)              (106,756)                (47,686)
                                    ----------            ----------            -----------            ------------
  Total Expense                        (30,258)              (37,821)              (106,756)                (47,686)
                                    ----------            ----------            -----------            ------------
   Net investment income
    (loss)                              21,954               (30,178)              (100,261)                (47,686)
                                    ----------            ----------            -----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (11,350)              (56,556)                    --                   7,765
 Net realized gain on
  distributions                             --                    --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          180,748               765,220                     --               1,105,419
                                    ----------            ----------            -----------            ------------
  Net gain (loss) on
   investments                         169,398               708,664                     --               1,113,184
                                    ----------            ----------            -----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $191,352              $678,486              $(100,261)             $1,065,498
                                    ==========            ==========            ===========            ============

                                                          WELLS FARGO
                                   WELLS FARGO           ADVANTAGE VT            WELLS FARGO
                                   ADVANTAGE VT          SMALL/MID CAP          ADVANTAGE VT
                                  DISCOVERY FUND          VALUE FUND          OPPORTUNITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                 $5,347                  $ --
                                    ----------            -----------             ---------
EXPENSES:
 Administrative Charges                     --                     --                    --
 Mortality and Expense Risk
  Charges                              (20,489)                (8,149)               (2,344)
                                    ----------            -----------             ---------
  Total Expense                        (20,489)                (8,149)               (2,344)
                                    ----------            -----------             ---------
   Net investment income
    (loss)                             (20,489)                (2,802)               (2,344)
                                    ----------            -----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (932)              (234,465)               (9,968)
 Net realized gain on
  distributions                             --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          375,240                443,100                58,528
                                    ----------            -----------             ---------
  Net gain (loss) on
   investments                         374,308                208,635                48,560
                                    ----------            -----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                         $353,819               $205,833               $46,216
                                    ==========            ===========             =========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(147,729)                  $(64,993)
 Net realized gain (loss) on
  security transactions                     176,401                    193,416
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4,585,395                  9,032,871
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              4,614,067                  9,161,294
                                      -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                5,241,528                  6,461,281
 Net transfers                            7,388,869                  7,941,010
 Surrenders for benefit
  payments and fees                      (1,190,895)                (1,171,898)
 Net annuity transactions                       250                         --
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      11,439,752                 13,230,393
                                      -------------              -------------
 Net increase (decrease) in
  net assets                             16,053,819                 22,391,687
NET ASSETS:
 Beginning of year                       12,085,723                 15,187,727
                                      -------------              -------------
 End of year                            $28,139,542                $37,579,414
                                      =============              =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS
                                    SMALL/MID CAP         ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                   VALUE PORTFOLIO           VALUE PORTFOLIO           GROWTH PORTFOLIO
                                     SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(54,235)                  $14,389                   $225,162
 Net realized gain (loss) on
  security transactions                  (171,659)                   (4,036)                    57,214
 Net realized gain on
  distributions                           298,055                        --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,492,437                   184,783                  2,471,457
                                     ------------              ------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,564,598                   195,136                  2,753,833
                                     ------------              ------------              -------------
UNIT TRANSACTIONS:
 Purchases                              1,425,346                   151,631                  1,248,802
 Net transfers                           (150,889)                  296,244                  1,046,415
 Surrenders for benefit
  payments and fees                      (245,798)                  (49,962)                  (287,366)
 Net annuity transactions                      --                        --                       (335)
                                     ------------              ------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,028,659                   397,913                  2,007,516
                                     ------------              ------------              -------------
 Net increase (decrease) in
  net assets                            3,593,257                   593,049                  4,761,349
NET ASSETS:
 Beginning of year                      5,589,361                   618,256                  5,817,476
                                     ------------              ------------              -------------
 End of year                           $9,182,618                $1,211,305                $10,578,825
                                     ============              ============              =============

                                  AIM V.I.                 AIM V.I.             AIM V.I.
                                   BASIC                    CAPITAL               CORE
                                 VALUE FUND            APPRECIATION FUND      EQUITY FUND
                                SUB-ACCOUNT               SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(88,008)               $(605,692)           $(102,038)
 Net realized gain (loss) on
  security transactions               561,629               (2,443,307)            (973,140)
 Net realized gain on
  distributions                            --                       --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      41,096,949               11,711,216           51,391,143
                               --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       41,570,570                8,662,217           50,315,965
                               --------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                          1,188,347                  763,303            1,776,500
 Net transfers                     20,369,433                2,244,759           17,049,970
 Surrenders for benefit
  payments and fees               (11,585,485)              (5,496,515)         (25,347,177)
 Net annuity transactions             (11,731)                 (11,266)             (33,345)
                               --------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 9,960,564               (2,499,719)          (6,554,052)
                               --------------            -------------       --------------
 Net increase (decrease) in
  net assets                       51,531,134                6,162,498           43,761,913
NET ASSETS:
 Beginning of year                 90,052,859               49,941,543          196,232,507
                               --------------            -------------       --------------
 End of year                     $141,583,993              $56,104,041         $239,994,420
                               ==============            =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                    AIM V.I.              AIM V.I.
                                   GOVERNMENT          INTERNATIONAL
                                SECURITIES FUND         GROWTH FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $24,153,931            $(252,759)
 Net realized gain (loss) on
  security transactions                7,889,042           (4,382,015)
 Net realized gain on
  distributions                       29,361,684                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (82,204,892)          57,290,213
                                ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (20,800,235)          52,655,439
                                ----------------       --------------
UNIT TRANSACTIONS:
 Purchases                             5,608,685            9,337,255
 Net transfers                      (159,730,853)          21,876,212
 Surrenders for benefit
  payments and fees                 (121,174,912)         (13,287,085)
 Net annuity transactions               (112,003)             (15,483)
                                ----------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (275,409,083)          17,910,899
                                ----------------       --------------
 Net increase (decrease) in
  net assets                        (296,209,318)          70,566,338
NET ASSETS:
 Beginning of year                 1,103,726,475          153,766,478
                                ----------------       --------------
 End of year                        $807,517,157         $224,332,816
                                ================       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I.             AIM V.I.            AIM V.I.
                                MID CAP CORE          SMALL CAP            LARGE CAP
                                EQUITY FUND          EQUITY FUND          GROWTH FUND
                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,132,179)         $(1,760,182)          $(463,036)
 Net realized gain (loss) on
  security transactions             1,835,149           (2,455,479)           (661,442)
 Net realized gain on
  distributions                     3,150,280                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      56,863,793           23,117,329           7,477,918
                               --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       60,717,043           18,901,668           6,353,440
                               --------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                          1,437,124            3,098,476             270,907
 Net transfers                      6,095,303            4,653,522            (839,663)
 Surrenders for benefit
  payments and fees               (25,068,571)         (10,415,354)         (2,898,401)
 Net annuity transactions             (21,934)              (1,255)             (2,211)
                               --------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (17,558,078)          (2,664,611)         (3,469,368)
                               --------------       --------------       -------------
 Net increase (decrease) in
  net assets                       43,158,965           16,237,057           2,884,072
NET ASSETS:
 Beginning of year                232,714,670          104,456,902          29,147,739
                               --------------       --------------       -------------
 End of year                     $275,873,635         $120,693,959         $32,031,811
                               ==============       ==============       =============

                                      AIM V.I.                AIM V.I.               AMERICAN FUNDS
                                      CAPITAL              POWERSHARES ETF               GLOBAL
                                  DEVELOPMENT FUND         ALLOCATION FUND             BOND FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(139,211)                 $34,245                 $(584,954)
 Net realized gain (loss) on
  security transactions                1,028,971                   (7,048)                 (851,970)
 Net realized gain on
  distributions                               --                   19,564                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,551,950                  875,358                20,155,723
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           2,441,710                  922,119                18,718,799
                                    ------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                               793,898                2,933,366                 3,685,137
 Net transfers                         4,205,282                6,585,746                38,637,820
 Surrenders for benefit
  payments and fees                     (466,502)                (115,069)              (30,839,669)
 Net annuity transactions                     --                       --                    45,966
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    4,532,678                9,404,043                11,529,254
                                    ------------            -------------            --------------
 Net increase (decrease) in
  net assets                           6,974,388               10,326,162                30,248,053
NET ASSETS:
 Beginning of year                     1,603,165                  255,166               270,406,970
                                    ------------            -------------            --------------
 End of year                          $8,577,553              $10,581,328              $300,655,023
                                    ============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                               AMERICAN FUNDS
                                                   GLOBAL            AMERICAN FUNDS
                                                 GROWTH AND              ASSET
                                                INCOME FUND         ALLOCATION FUND
                                                SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                      $4,041,554             $7,469,286
 Net realized gain (loss) on security
  transactions                                    (11,157,973)           (36,244,345)
 Net realized gain on distributions                        --                     --
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                        160,104,108            269,182,141
                                               --------------       ----------------
 Net increase (decrease) in net assets
  resulting from operations                       152,987,689            240,407,082
                                               --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                          4,609,598              6,731,772
 Net transfers                                      6,487,759            (33,574,156)
 Surrenders for benefit payments and
  fees                                            (32,990,814)          (125,182,172)
 Net annuity transactions                              19,288               (174,812)
                                               --------------       ----------------
 Net increase (decrease) in net assets
  resulting from unit transactions                (21,874,169)          (152,199,368)
                                               --------------       ----------------
 Net increase (decrease) in net assets            131,113,520             88,207,714
NET ASSETS:
 Beginning of year                                432,262,076          1,227,623,202
                                               --------------       ----------------
 End of year                                     $563,375,596         $1,315,830,916
                                               ==============       ================

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      AMERICAN FUNDS
                                        BLUE CHIP                                      AMERICAN FUNDS
                                        INCOME AND          AMERICAN FUNDS                 GLOBAL
                                       GROWTH FUND            BOND FUND                 GROWTH FUND
                                       SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,439,880            $17,294,704               $(1,416,753)
 Net realized gain (loss) on
  security transactions                  (32,114,109)             1,381,310               (12,597,393)
 Net realized gain on
  distributions                                   --                     --                        --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                        196,374,658             96,798,278               178,966,944
                                      --------------       ----------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                             166,700,429            115,474,292               164,952,798
                                      --------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 3,251,351             12,095,206                 3,247,071
 Net transfers                           (25,353,420)           160,578,922               (10,089,426)
 Surrenders for benefit
  payments and fees                      (68,673,313)          (130,191,674)              (44,751,104)
 Net annuity transactions                    (35,867)              (113,174)                  (32,952)
                                      --------------       ----------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           (90,811,249)            42,369,280               (51,626,411)
                                      --------------       ----------------            --------------
 Net increase (decrease) in net
  assets                                  75,889,180            157,843,572               113,326,387
NET ASSETS:
 Beginning of year                       726,259,062          1,052,329,260               451,115,905
                                      --------------       ----------------            --------------
 End of year                            $802,148,242         $1,210,172,832              $564,442,292
                                      ==============       ================            ==============


                                  AMERICAN FUNDS              AMERICAN FUNDS             AMERICAN FUNDS
                                   GROWTH FUND              GROWTH-INCOME FUND         INTERNATIONAL FUND
                                   SUB-ACCOUNT                 SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(27,787,198)                $(3,736,510)              $(1,826,482)
 Net realized gain (loss) on
  security transactions              (103,536,375)               (109,731,405)              (32,106,981)
 Net realized gain on
  distributions                                --                          --                 4,107,736
 Net unrealized appreciation
  (depreciation) of investments
  during the year                     919,679,168                 775,722,957               294,729,468
                                 ----------------            ----------------            --------------
 Net increase (decrease) in net
  assets resulting from
  operations                          788,355,595                 662,255,042               264,903,741
                                 ----------------            ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                             17,830,367                  16,696,937                 7,047,681
 Net transfers                        (46,637,261)                (56,967,085)              (21,057,899)
 Surrenders for benefit
  payments and fees                  (226,132,808)               (246,262,963)              (70,763,726)
 Net annuity transactions                 (71,688)                    (13,852)                  (37,099)
                                 ----------------            ----------------            --------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                       (255,011,390)               (286,546,963)              (84,811,043)
                                 ----------------            ----------------            --------------
 Net increase (decrease) in net
  assets                              533,344,205                 375,708,079               180,092,698
NET ASSETS:
 Beginning of year                  2,276,942,766               2,497,519,431               712,873,720
                                 ----------------            ----------------            --------------
 End of year                       $2,810,286,971              $2,873,227,510              $892,966,418
                                 ================            ================            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               AMERICAN FUNDS
                                     AMERICAN FUNDS             GLOBAL SMALL
                                     NEW WORLD FUND         CAPITALIZATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(729,434)              $(4,614,085)
 Net realized gain (loss) on
  security transactions                  (7,550,886)               (9,800,167)
 Net realized gain on
  distributions                                  --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           138,920,953               156,238,736
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            130,640,633               141,824,484
                                     --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                2,685,492                 2,909,098
 Net transfers                           27,274,277                28,721,222
 Surrenders for benefit
  payments and fees                     (28,554,411)              (27,926,233)
 Net annuity transactions                    14,758                   (22,021)
                                     --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       1,420,116                 3,682,066
                                     --------------            --------------
 Net increase (decrease) in
  net assets                            132,060,749               145,506,550
NET ASSETS:
 Beginning of year                      288,741,037               246,757,458
                                     --------------            --------------
 End of year                           $420,801,786              $392,264,008
                                     ==============            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP       FIDELITY VIP        FIDELITY VIP
                                       GROWTH           CONTRAFUND            MID CAP
                                     PORTFOLIO           PORTFOLIO           PORTFOLIO
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(58,453)          $(183,152)          $(543,062)
 Net realized gain (loss) on
  security transactions                  289,178             334,559             423,975
 Net realized gain on
  distributions                            3,352              19,946             325,090
 Net unrealized appreciation
  (depreciation) of
  investments during the year            886,011          20,647,136          17,197,931
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,120,088          20,818,489          17,403,934
                                    ------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               927,347           8,734,600          12,236,897
 Net transfers                           (89,591)         13,101,218          18,435,648
 Surrenders for benefit
  payments and fees                     (175,190)         (2,905,065)         (2,084,979)
 Net annuity transactions                     --                  --                  --
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      662,566          18,930,753          28,587,566
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets                           1,782,654          39,749,242          45,991,500
NET ASSETS:
 Beginning of year                     2,358,388          42,378,745          26,881,180
                                    ------------       -------------       -------------
 End of year                          $4,141,042         $82,127,987         $72,872,680
                                    ============       =============       =============

                                                            FIDELITY VIP               FRANKLIN
                                    FIDELITY VIP          DYNAMIC CAPITAL               RISING
                                  VALUE STRATEGIES          APPRECIATION              DIVIDENDS
                                     PORTFOLIO               PORTFOLIO             SECURITIES FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(39,501)               $(13,982)              $(1,840,600)
 Net realized gain (loss) on
  security transactions                 (693,947)               (271,548)              (29,203,353)
 Net realized gain on
  distributions                               --                      --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,866,804                 559,482               121,659,243
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,133,356                 273,952                90,615,290
                                    ------------            ------------            --------------
UNIT TRANSACTIONS:
 Purchases                             1,020,164                 190,238                 4,004,456
 Net transfers                         2,335,633                 184,440               (17,894,377)
 Surrenders for benefit
  payments and fees                      (94,611)               (548,974)              (53,603,824)
 Net annuity transactions                     --                      --                   (25,480)
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,261,186                (174,296)              (67,519,225)
                                    ------------            ------------            --------------
 Net increase (decrease) in
  net assets                           4,394,542                  99,656                23,096,065
NET ASSETS:
 Beginning of year                     2,245,363                 916,034               666,810,750
                                    ------------            ------------            --------------
 End of year                          $6,639,905              $1,015,690              $689,906,815
                                    ============            ============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               FRANKLIN
                                    FRANKLIN                  LARGE CAP
                                     INCOME                     GROWTH
                                SECURITIES FUND            SECURITIES FUND
                                  SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $123,121,022                 $(606,696)
 Net realized gain (loss) on
  security transactions              (49,702,444)               (5,294,664)
 Net realized gain on
  distributions                               --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        484,776,999                37,772,486
                                ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                         558,195,577                31,871,126
                                ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                            51,215,001                   877,437
 Net transfers                        26,568,875                  (716,011)
 Surrenders for benefit
  payments and fees                 (171,135,634)              (13,596,957)
 Net annuity transactions               (236,700)                  (13,068)
                                ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (93,588,458)              (13,448,599)
                                ----------------            --------------
 Net increase (decrease) in
  net assets                         464,607,119                18,422,527
NET ASSETS:
 Beginning of year                 1,752,120,045               125,964,840
                                ----------------            --------------
 End of year                      $2,216,727,164              $144,387,367
                                ================            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      FRANKLIN                  FRANKLIN                  FRANKLIN
                                       GLOBAL                SMALL-MID CAP               SMALL CAP
                                     REAL ESTATE                 GROWTH                    VALUE
                                   SECURITIES FUND          SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $892,613               $(4,428,880)                 $(28,245)
 Net realized gain (loss) on
  security transactions                  (965,096)               (3,288,426)              (11,555,649)
 Net realized gain on
  distributions                                --                        --                 2,058,084
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,245,175                92,662,509                17,573,888
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,172,692                84,945,203                 8,048,078
                                    -------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                                 41,212                 3,687,216                 5,984,857
 Net transfers                           (516,294)               14,090,193                (7,413,430)
 Surrenders for benefit
  payments and fees                    (1,171,317)              (22,250,651)               (3,607,518)
 Net annuity transactions                  (1,707)                   (1,121)                   (1,939)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,648,106)               (4,474,363)               (5,038,030)
                                    -------------            --------------            --------------
 Net increase (decrease) in
  net assets                             (475,414)               80,470,840                 3,010,048
NET ASSETS:
 Beginning of year                      9,475,830               209,034,623                52,560,862
                                    -------------            --------------            --------------
 End of year                           $9,000,416              $289,505,463               $55,570,910
                                    =============            ==============            ==============

                                       FRANKLIN                                        TEMPLETON
                                      STRATEGIC                                        DEVELOPING
                                        INCOME            MUTUAL SHARES                 MARKETS
                                   SECURITIES FUND       SECURITIES FUND            SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT                SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $48,047,269             $2,595,682                $3,676,724
 Net realized gain (loss) on
  security transactions                   (305,770)           (62,712,439)               (1,643,260)
 Net realized gain on
  distributions                                 --                     --                   572,540
 Net unrealized appreciation
  (depreciation) of
  investments during the year          119,381,631            307,826,797                83,280,522
                                    --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           167,123,130            247,710,040                85,886,526
                                    --------------       ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                              30,159,439             32,387,970                 4,875,061
 Net transfers                         158,360,037             (6,528,420)               46,516,446
 Surrenders for benefit
  payments and fees                    (82,315,876)          (103,887,344)              (14,274,250)
 Net annuity transactions                   (5,540)               (42,176)                  (27,176)
                                    --------------       ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    106,198,060            (78,069,970)               37,090,081
                                    --------------       ----------------            --------------
 Net increase (decrease) in
  net assets                           273,321,190            169,640,070               122,976,607
NET ASSETS:
 Beginning of year                     652,335,749          1,104,945,522               112,605,404
                                    --------------       ----------------            --------------
 End of year                          $925,656,939         $1,274,585,592              $235,582,011
                                    ==============       ================            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                       TEMPLETON                 TEMPLETON
                                        FOREIGN                GLOBAL ASSET
                                    SECURITIES FUND           ALLOCATION FUND
                                      SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $6,484,780                 $586,764
 Net realized gain (loss) on
  security transactions                  (6,145,397)                (858,447)
 Net realized gain on
  distributions                          17,490,311                  113,225
 Net unrealized appreciation
  (depreciation) of
  investments during the year           107,649,217                1,451,482
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            125,478,911                1,293,024
                                     --------------            -------------
UNIT TRANSACTIONS:
 Purchases                                5,148,171                   40,272
 Net transfers                          (16,130,183)                (396,520)
 Surrenders for benefit
  payments and fees                     (41,674,137)              (1,202,716)
 Net annuity transactions                   (84,900)                    (174)
                                     --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (52,741,049)              (1,559,138)
                                     --------------            -------------
 Net increase (decrease) in
  net assets                             72,737,862                 (266,114)
NET ASSETS:
 Beginning of year                      391,326,688                8,635,486
                                     --------------            -------------
 End of year                           $464,064,550               $8,369,372
                                     ==============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                          FRANKLIN
                                      TEMPLETON                   MUTUAL                  FLEX CAP
                                        GROWTH               GLOBAL DISCOVERY              GROWTH
                                   SECURITIES FUND           SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT (A)             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,001,486               $(2,857,869)               $(842,212)
 Net realized gain (loss) on
  security transactions                (50,113,773)               (6,400,625)                 (29,423)
 Net realized gain on
  distributions                                 --                15,503,086                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          186,386,999               102,402,137               14,323,978
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           144,274,712               108,646,729               13,452,343
                                    --------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              13,705,148                12,639,424                  973,869
 Net transfers                         (31,404,131)               33,766,468                5,417,426
 Surrenders for benefit
  payments and fees                    (50,043,363)              (42,885,590)              (2,998,565)
 Net annuity transactions                  (23,493)                  (50,948)                  (3,345)
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (67,765,839)                3,469,354                3,389,385
                                    --------------            --------------            -------------
 Net increase (decrease) in
  net assets                            76,508,873               112,116,083               16,841,728
NET ASSETS:
 Beginning of year                     558,083,971               510,476,533               40,416,653
                                    --------------            --------------            -------------
 End of year                          $634,592,844              $622,592,616              $57,258,381
                                    ==============            ==============            =============

                                      FRANKLIN
                                      LARGE CAP                TEMPLETON           HARTFORD
                                        VALUE                 GLOBAL BOND          ADVISERS
                                   SECURITIES FUND          SECURITIES FUND        HLS FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT (B)       SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $119,403               $8,078,021            $105,792
 Net realized gain (loss) on
  security transactions                   173,626                   10,197              41,726
 Net realized gain on
  distributions                                --                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           5,351,513                2,429,095           1,653,743
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            5,644,542               10,517,313           1,801,261
                                    -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                207,540               17,534,898           2,726,086
 Net transfers                          2,051,385               34,381,282           3,108,083
 Surrenders for benefit
  payments and fees                    (1,965,624)              (3,134,453)           (349,428)
 Net annuity transactions                  (1,621)                      --                 250
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       291,680               48,781,727           5,484,991
                                    -------------            -------------       -------------
 Net increase (decrease) in
  net assets                            5,936,222               59,299,040           7,286,252
NET ASSETS:
 Beginning of year                     20,461,652               38,964,928           3,545,130
                                    -------------            -------------       -------------
 End of year                          $26,397,874              $98,263,968         $10,831,382
                                    =============            =============       =============

(a)  Formerly Mutual Discovery Securities Fund. Change effective May 1, 2009.

(b) Formerly Templeton Global Income Securities Fund. Change effective May 1, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   HARTFORD             HARTFORD
                                    TOTAL               CAPITAL
                                 RETURN BOND          APPRECIATION
                                   HLS FUND             HLS FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $15,469,086          $(1,668,650)
 Net realized gain (loss) on
  security transactions                 42,820            1,372,079
 Net realized gain on
  distributions                             --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       33,810,897          183,694,204
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        49,322,803          183,397,633
                                --------------       --------------
UNIT TRANSACTIONS:
 Purchases                         104,856,646           93,242,264
 Net transfers                     235,614,081          148,084,957
 Surrenders for benefit
  payments and fees                (19,692,667)         (20,308,213)
 Net annuity transactions                1,468                  868
                                --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                320,779,528          221,019,876
                                --------------       --------------
 Net increase (decrease) in
  net assets                       370,102,331          404,417,509
NET ASSETS:
 Beginning of year                 223,357,956          254,647,624
                                --------------       --------------
 End of year                      $593,460,287         $659,065,133
                                ==============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD
                                  DIVIDEND               FUNDAMENTAL              HARTFORD
                                 AND GROWTH                 GROWTH             GLOBAL EQUITY
                                  HLS FUND                 HLS FUND               HLS FUND
                                SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $3,797,091                $(16,998)              $(1,039)
 Net realized gain (loss) on
  security transactions               289,525                 (20,422)                2,238
 Net realized gain on
  distributions                            --                      --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      68,203,374                 619,082               127,437
                               --------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                       72,289,990                 581,662               128,636
                               --------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                         60,489,744                 247,278                59,486
 Net transfers                    118,654,649               1,308,550               213,835
 Surrenders for benefit
  payments and fees               (12,843,691)                (34,106)              (13,924)
 Net annuity transactions               1,429                      --                    --
                               --------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               166,302,131               1,521,722               259,397
                               --------------            ------------            ----------
 Net increase (decrease) in
  net assets                      238,592,121               2,103,384               388,033
NET ASSETS:
 Beginning of year                157,942,539                 894,080               190,268
                               --------------            ------------            ----------
 End of year                     $396,534,660              $2,997,464              $578,301
                               ==============            ============            ==========

                                                         HARTFORD
                                      HARTFORD          DISCIPLINED          HARTFORD
                                   GLOBAL GROWTH          EQUITY              GROWTH
                                      HLS FUND           HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,644)           $253,956            $(36,599)
 Net realized gain (loss) on
  security transactions                   30,887              24,757              14,298
 Net realized gain on
  distributions                               --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            316,909          12,948,562           2,577,924
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             340,152          13,227,275           2,555,623
                                    ------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                               267,155          17,372,860           1,581,650
 Net transfers                           264,889          22,952,372           5,401,213
 Surrenders for benefit
  payments and fees                      (47,276)         (2,261,897)           (315,794)
 Net annuity transactions                     --                  --                  --
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      484,768          38,063,335           6,667,069
                                    ------------       -------------       -------------
 Net increase (decrease) in
  net assets                             824,920          51,290,610           9,222,692
NET ASSETS:
 Beginning of year                       676,394          27,201,082           3,414,560
                                    ------------       -------------       -------------
 End of year                          $1,501,314         $78,491,692         $12,637,252
                                    ============       =============       =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                        HARTFORD
                                         GROWTH             HARTFORD
                                     OPPORTUNITIES         HIGH YIELD
                                        HLS FUND            HLS FUND
                                    SUB-ACCOUNT (C)        SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(773,761)         $2,194,234
 Net realized gain (loss) on
  security transactions                     253,094             193,773
 Net realized gain on
  distributions                                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            27,497,146           4,201,253
                                     --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             26,976,479           6,589,260
                                     --------------       -------------
UNIT TRANSACTIONS:
 Purchases                               29,660,623           9,300,498
 Net transfers                           31,201,701          14,794,497
 Surrenders for benefit
  payments and fees                      (3,743,566)           (683,347)
 Net annuity transactions                       141                  --
                                     --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      57,118,899          23,411,648
                                     --------------       -------------
 Net increase (decrease) in
  net assets                             84,095,378          30,000,908
NET ASSETS:
 Beginning of year                       48,992,381           3,365,795
                                     --------------       -------------
 End of year                           $133,087,759         $33,366,703
                                     ==============       =============

(c) Effective October 2, 2009, Hartford LargeCap Growth HLS Fund merged with Hartford Growth Opportunities HLS Fund.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD           HARTFORD                 HARTFORD
                                   INTERNATIONAL       INTERNATIONAL               MIDCAP
                                       GROWTH          OPPORTUNITIES               GROWTH
                                      HLS FUND           HLS FUND                 HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $14,940            $132,760                $(70,266)
 Net realized gain (loss) on
  security transactions                   (7,981)             69,131                  79,392
 Net realized gain on
  distributions                               --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            837,006           5,276,480               2,336,174
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             843,965           5,478,371               2,345,300
                                    ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               535,770           4,205,110               1,668,136
 Net transfers                           834,990           2,861,090               3,524,003
 Surrenders for benefit
  payments and fees                      (85,699)           (592,152)               (168,218)
 Net annuity transactions                     --                  --                      --
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    1,285,061           6,474,048               5,023,921
                                    ------------       -------------            ------------
 Net increase (decrease) in
  net assets                           2,129,026          11,952,419               7,369,221
NET ASSETS:
 Beginning of year                     1,985,829          12,038,929               2,349,054
                                    ------------       -------------            ------------
 End of year                          $4,114,855         $23,991,348              $9,718,275
                                    ============       =============            ============


                                   HARTFORD                  HARTFORD                 HARTFORD
                                 MONEY MARKET              SMALL COMPANY          SMALLCAP GROWTH
                                   HLS FUND                  HLS FUND                 HLS FUND
                                 SUB-ACCOUNT                SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(23,900,904)               $(152,397)               $(39,923)
 Net realized gain (loss) on
  security transactions                      --                   99,427                  49,512
 Net realized gain on
  distributions                              --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                --                2,927,855                 865,757
                               ----------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (23,900,904)               2,874,885                 875,346
                               ----------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                           60,535,555                1,420,720                 799,712
 Net transfers                     (148,222,566)               2,887,568                 602,245
 Surrenders for benefit
  payments and fees                (533,819,656)                (321,394)                (33,340)
 Net annuity transactions                15,443                       --                      --
                               ----------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (621,491,224)               3,986,894               1,368,617
                               ----------------            -------------            ------------
 Net increase (decrease) in
  net assets                       (645,392,128)               6,861,779               2,243,963
NET ASSETS:
 Beginning of year                1,646,344,749                6,003,322               1,479,209
                               ----------------            -------------            ------------
 End of year                     $1,000,952,621              $12,865,101              $3,723,172
                               ================            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               HARTFORD
                                       HARTFORD             U.S. GOVERNMENT
                                        STOCK                 SECURITIES
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $4,754                $(701,113)
 Net realized gain (loss) on
  security transactions                    31,427                  (44,591)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             511,005                1,232,845
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              547,186                  487,141
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                511,993               13,448,535
 Net transfers                            491,226                5,145,164
 Surrenders for benefit
  payments and fees                       (86,898)              (3,399,273)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       916,321               15,194,426
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            1,463,507               15,681,567
NET ASSETS:
 Beginning of year                        781,427               28,182,183
                                     ------------            -------------
 End of year                           $2,244,934              $43,863,750
                                     ============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              HARTFORD                HARTFORD
                                      HARTFORD                 VALUE                   EQUITY
                                       VALUE               OPPORTUNITIES               INCOME
                                      HLS FUND                HLS FUND                HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $29,219                 $(3,487)               $146,562
 Net realized gain (loss) on
  security transactions                   (9,287)               (231,045)                 45,220
 Net realized gain on
  distributions                               --                      --                  32,980
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,182,569                 965,912               1,021,499
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,202,501                 731,380               1,246,261
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             1,925,961                 425,822               2,229,703
 Net transfers                           824,515                 580,274               3,812,327
 Surrenders for benefit
  payments and fees                     (133,377)                (76,322)               (191,237)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,617,099                 929,774               5,850,793
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           3,819,600               1,661,154               7,097,054
NET ASSETS:
 Beginning of year                     3,451,141               1,650,051               1,854,865
                                    ------------            ------------            ------------
 End of year                          $7,270,741              $3,311,205              $8,951,919
                                    ============            ============            ============

                                                            AMERICAN FUNDS
                                                               BLUE CHIP
                                   AMERICAN FUNDS             INCOME AND              AMERICAN FUNDS
                                  ASSET ALLOCATION              GROWTH                     BOND
                                      HLS FUND                 HLS FUND                  HLS FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $63,176                 $(38,154)               $1,084,924
 Net realized gain (loss) on
  security transactions                     8,401                   76,307                    14,016
 Net realized gain on
  distributions                           137,393                  109,923                     6,288
 Net unrealized appreciation
  (depreciation) of
  investments during the year           6,395,045                4,918,498                 8,789,339
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            6,604,015                5,066,574                 9,894,567
                                    -------------            -------------            --------------
UNIT TRANSACTIONS:
 Purchases                              5,342,993                4,284,905                31,770,770
 Net transfers                          6,749,549                4,769,651                57,932,491
 Surrenders for benefit
  payments and fees                    (1,300,512)                (882,403)               (4,813,586)
 Net annuity transactions                    (303)                      --                    (2,434)
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    10,791,727                8,172,153                84,887,241
                                    -------------            -------------            --------------
 Net increase (decrease) in
  net assets                           17,395,742               13,238,727                94,781,808
NET ASSETS:
 Beginning of year                     21,482,558               10,673,807                53,586,884
                                    -------------            -------------            --------------
 End of year                          $38,878,300              $23,912,534              $148,368,692
                                    =============            =============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             AMERICAN FUNDS
                                    AMERICAN FUNDS            GLOBAL GROWTH
                                      GLOBAL BOND              AND INCOME
                                       HLS FUND                 HLS FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $401,564                 $156,121
 Net realized gain (loss) on
  security transactions                     27,488                  156,465
 Net realized gain on
  distributions                                 --                   19,599
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,846,754               19,660,490
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,275,806               19,992,675
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               3,842,239                6,876,150
 Net transfers                           9,596,267               13,024,820
 Surrenders for benefit
  payments and fees                     (1,484,524)              (1,917,767)
 Net annuity transactions                       --                     (351)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     11,953,982               17,982,852
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            14,229,788               37,975,527
NET ASSETS:
 Beginning of year                      19,565,569               37,113,004
                                     -------------            -------------
 End of year                           $33,795,357              $75,088,531
                                     =============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         AMERICAN FUNDS
                                  AMERICAN FUNDS          GLOBAL SMALL           AMERICAN FUNDS
                                   GLOBAL GROWTH         CAPITALIZATION              GROWTH
                                     HLS FUND               HLS FUND                HLS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $12,497              $(546,486)            $(2,001,483)
 Net realized gain (loss) on
  security transactions                  172,299                (13,476)                382,594
 Net realized gain on
  distributions                          304,313                309,254               2,102,143
 Net unrealized appreciation
  (depreciation) of
  investments during the year          6,747,271             16,571,476              59,967,427
                                   -------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           7,236,380             16,320,768              60,450,681
                                   -------------          -------------          --------------
UNIT TRANSACTIONS:
 Purchases                             4,448,325             10,365,152              44,956,035
 Net transfers                         2,340,578             11,258,576              47,956,362
 Surrenders for benefit
  payments and fees                     (915,882)            (1,380,844)             (7,798,549)
 Net annuity transactions                     --                   (765)                 (2,346)
                                   -------------          -------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    5,873,021             20,242,119              85,111,502
                                   -------------          -------------          --------------
 Net increase (decrease) in
  net assets                          13,109,401             36,562,887             145,562,183
NET ASSETS:
 Beginning of year                    13,617,813             16,975,677             102,913,055
                                   -------------          -------------          --------------
 End of year                         $26,727,214            $53,538,564            $248,475,238
                                   =============          =============          ==============


                                   AMERICAN FUNDS          AMERICAN FUNDS         AMERICAN FUNDS
                                   GROWTH-INCOME           INTERNATIONAL             NEW WORLD
                                      HLS FUND                HLS FUND               HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $98,541                 $42,637              $(152,665)
 Net realized gain (loss) on
  security transactions                   241,872                 364,786                (23,670)
 Net realized gain on
  distributions                           707,434               1,292,665                290,760
 Net unrealized appreciation
  (depreciation) of
  investments during the year          28,688,564              41,103,427             13,543,637
                                   --------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           29,736,411              42,803,515             13,658,062
                                   --------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                             26,521,107              35,732,324              6,989,363
 Net transfers                         27,561,672              25,771,777             11,070,974
 Surrenders for benefit
  payments and fees                    (4,510,523)             (4,770,633)            (1,158,303)
 Net annuity transactions                  (2,465)                 (1,260)                    --
                                   --------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    49,569,791              56,732,208             16,902,034
                                   --------------          --------------          -------------
 Net increase (decrease) in
  net assets                           79,306,202              99,535,723             30,560,096
NET ASSETS:
 Beginning of year                     60,687,008              66,450,276             20,462,894
                                   --------------          --------------          -------------
 End of year                         $139,993,210            $165,985,999            $51,022,990
                                   ==============          ==============          =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                           LORD ABBETT
                                    LORD ABBETT          AMERICA'S VALUE
                                  ALL VALUE FUND            PORTFOLIO
                                  SUB-ACCOUNT (D)          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $10                  $229,602
 Net realized gain (loss) on
  security transactions                    --                    62,517
 Net realized gain on
  distributions                            --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              31                 1,454,572
                                      -------             -------------
 Net increase (decrease) in
  net assets resulting from
  operations                               41                 1,746,691
                                      -------             -------------
UNIT TRANSACTIONS:
 Purchases                              7,568                 2,408,522
 Net transfers                             --                 3,536,654
 Surrenders for benefit
  payments and fees                        --                  (309,911)
 Net annuity transactions                  --                       250
                                      -------             -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     7,568                 5,635,515
                                      -------             -------------
 Net increase (decrease) in
  net assets                            7,609                 7,382,206
NET ASSETS:
 Beginning of year                         --                 3,466,201
                                      -------             -------------
 End of year                           $7,609               $10,848,407
                                      =======             =============

(d) From inception August 28, 2009 to December 31, 2009.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         LORD ABBETT
                                     LORD ABBETT          GROWTH &
                                   BOND-DEBENTURE          INCOME             MFS CORE
                                      PORTFOLIO           PORTFOLIO         EQUITY SERIES
                                     SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $3,448,982            $(35,151)            $11,227
 Net realized gain (loss) on
  security transactions                    46,229              38,744          (1,986,343)
 Net realized gain on
  distributions                                --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           9,838,462           2,115,002           7,243,386
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           13,333,673           2,118,595           5,268,270
                                    -------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                             11,997,071           1,314,646              79,543
 Net transfers                         24,451,281           2,334,635            (865,743)
 Surrenders for benefit
  payments and fees                    (2,431,564)           (486,983)         (2,515,563)
 Net annuity transactions                      50                  --              (1,243)
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    34,016,838           3,162,298          (3,303,006)
                                    -------------       -------------       -------------
 Net increase (decrease) in
  net assets                           47,350,511           5,280,893           1,965,264
NET ASSETS:
 Beginning of year                     25,825,763           7,066,666          20,293,395
                                    -------------       -------------       -------------
 End of year                          $73,176,274         $12,347,559         $22,258,659
                                    =============       =============       =============


                                MFS GROWTH          MFS GLOBAL            MFS HIGH
                                  SERIES           EQUITY SERIES       INCOME SERIES
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(652,010)            $90,254          $11,007,952
 Net realized gain (loss) on
  security transactions           (2,431,499)           (941,834)           1,496,577
 Net realized gain on
  distributions                           --                  --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     16,574,050           6,387,695           56,781,998
                               -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      13,490,541           5,536,115           69,286,527
                               -------------       -------------       --------------
UNIT TRANSACTIONS:
 Purchases                           629,859             138,201            2,241,443
 Net transfers                     4,336,402            (880,449)          62,177,804
 Surrenders for benefit
  payments and fees               (5,207,601)         (1,931,812)         (21,676,783)
 Net annuity transactions              4,897              (5,363)              10,160
                               -------------       -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (236,443)         (2,679,423)          42,752,624
                               -------------       -------------       --------------
 Net increase (decrease) in
  net assets                      13,254,098           2,856,692          112,039,151
NET ASSETS:
 Beginning of year                41,586,870          21,351,995          129,967,916
                               -------------       -------------       --------------
 End of year                     $54,840,968         $24,208,687         $242,007,067
                               =============       =============       ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     MFS INVESTORS
                                        GROWTH           MFS INVESTORS
                                     STOCK SERIES         TRUST SERIES
                                      SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(529,237)           $(513,571)
 Net realized gain (loss) on
  security transactions                 (2,316,612)          (8,683,666)
 Net realized gain on
  distributions                                 --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           19,172,565           84,373,827
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            16,326,716           75,176,590
                                     -------------       --------------
UNIT TRANSACTIONS:
 Purchases                                  65,467            2,360,407
 Net transfers                             271,374            4,115,419
 Surrenders for benefit
  payments and fees                     (5,532,576)         (34,023,524)
 Net annuity transactions                   (1,877)             (25,610)
                                     -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (5,197,612)         (27,573,308)
                                     -------------       --------------
 Net increase (decrease) in
  net assets                            11,129,104           47,603,282
NET ASSETS:
 Beginning of year                      48,168,652          325,835,726
                                     -------------       --------------
 End of year                           $59,297,756         $373,439,008
                                     =============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     MFS MID CAP                MFS NEW              MFS TOTAL
                                    GROWTH SERIES           DISCOVERY SERIES       RETURN SERIES
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(1,066,603)              $(3,845,598)           $20,150,676
 Net realized gain (loss) on
  security transactions                (2,051,075)              (11,460,221)           (23,422,425)
 Net realized gain on
  distributions                                --                        --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          26,517,730               111,957,641            156,330,782
                                    -------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                           23,400,052                96,651,822            153,059,033
                                    -------------            --------------       ----------------
UNIT TRANSACTIONS:
 Purchases                                679,876                 1,506,645             17,872,666
 Net transfers                         11,320,340                  (367,612)             3,704,700
 Surrenders for benefit
  payments and fees                    (7,210,901)              (20,130,143)          (103,152,056)
 Net annuity transactions                  (3,180)                  (33,883)              (103,636)
                                    -------------            --------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,786,135               (19,024,993)           (81,678,326)
                                    -------------            --------------       ----------------
 Net increase (decrease) in
  net assets                           28,186,187                77,626,829             71,380,707
NET ASSETS:
 Beginning of year                     55,162,219               174,055,576          1,036,620,837
                                    -------------            --------------       ----------------
 End of year                          $83,348,406              $251,682,405         $1,108,001,544
                                    =============            ==============       ================

                                 MFS VALUE           MFS RESEARCH             MFS RESEARCH
                                   SERIES            BOND SERIES          INTERNATIONAL SERIES
                                SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,108,876)          $3,653,454                  $18,068
 Net realized gain (loss) on
  security transactions            (2,757,927)             224,531               (1,544,254)
 Net realized gain on
  distributions                            --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      62,582,208           21,018,747               14,869,824
                               --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       58,715,405           24,896,732               13,343,638
                               --------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                         22,176,095           11,241,335                  354,225
 Net transfers                     46,779,238          112,521,656               (1,143,378)
 Surrenders for benefit
  payments and fees               (22,526,792)         (20,791,809)              (4,618,277)
 Net annuity transactions              89,264              (52,182)                      --
                               --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                46,517,805          102,919,000               (5,407,430)
                               --------------       --------------            -------------
 Net increase (decrease) in
  net assets                      105,233,210          127,815,732                7,936,208
NET ASSETS:
 Beginning of year                244,740,665          126,850,761               49,832,168
                               --------------       --------------            -------------
 End of year                     $349,973,875         $254,666,493              $57,768,376
                               ==============       ==============            =============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                               BLACKROCK
                                     MFS RESEARCH               GLOBAL
                                        SERIES             GROWTH V.I. FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $36,899                 $6,381
 Net realized gain (loss) on
  security transactions                    (76,631)               (51,455)
 Net realized gain on
  distributions                                 --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            7,615,060                277,784
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             7,575,328                232,710
                                     -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                  70,733                  3,804
 Net transfers                           4,750,699                 64,275
 Surrenders for benefit
  payments and fees                     (2,430,812)              (155,965)
 Net annuity transactions                       --                     --
                                     -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      2,390,620                (87,886)
                                     -------------            -----------
 Net increase (decrease) in
  net assets                             9,965,948                144,824
NET ASSETS:
 Beginning of year                      24,661,227                746,826
                                     -------------            -----------
 End of year                           $34,627,175               $891,650
                                     =============            ===========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           VAN KAMPEN --           VAN KAMPEN --
                                     BLACKROCK           UIF INTERNATIONAL          UIF MID CAP
                                     LARGE CAP             GROWTH EQUITY              GROWTH
                                  GROWTH V.I. FUND           PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,040)               $(3,655)               $(263,988)
 Net realized gain (loss) on
  security transactions                  (11,120)               (96,637)                 529,836
 Net realized gain on
  distributions                               --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            267,430                211,742                8,516,564
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             235,270                111,450                8,782,412
                                    ------------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                 4,404                     --                3,608,285
 Net transfers                            10,072                (96,040)               3,737,028
 Surrenders for benefit
  payments and fees                     (108,855)                (4,628)                (750,052)
 Net annuity transactions                     --                     --                       82
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (94,379)              (100,668)               6,595,343
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets                             140,891                 10,782               15,377,755
NET ASSETS:
 Beginning of year                     1,080,663                398,496               10,078,157
                                    ------------            -----------            -------------
 End of year                          $1,221,554               $409,278              $25,455,912
                                    ============            ===========            =============

                                    VAN KAMPEN --                                 MORGAN STANLEY --
                                      UIF U.S.            MORGAN STANLEY --            CAPITAL
                                    MID CAP VALUE            FOCUS GROWTH           OPPORTUNITIES
                                      PORTFOLIO               PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(27,500)              $(12,030)                $(47,291)
 Net realized gain (loss) on
  security transactions                   (19,250)               (26,389)                 (45,415)
 Net realized gain on
  distributions                                --                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,732,055                406,164                1,465,371
                                    -------------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,685,305                367,745                1,372,665
                                    -------------             ----------             ------------
UNIT TRANSACTIONS:
 Purchases                              1,582,758                  7,500                   13,030
 Net transfers                          3,211,777                 74,696                 (282,594)
 Surrenders for benefit
  payments and fees                      (372,182)               (24,585)                (171,737)
 Net annuity transactions                      --                     --                       --
                                    -------------             ----------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     4,422,353                 57,611                 (441,301)
                                    -------------             ----------             ------------
 Net increase (decrease) in
  net assets                            8,107,658                425,356                  931,364
NET ASSETS:
 Beginning of year                      6,480,460                510,578                2,269,513
                                    -------------             ----------             ------------
 End of year                          $14,588,118               $935,934               $3,200,877
                                    =============             ==========             ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --
                                       MID CAP            MORGAN STANLEY --
                                        GROWTH             FLEXIBLE INCOME
                                      PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(8,804)                $38,637
 Net realized gain (loss) on
  security transactions                  (22,443)                 (6,364)
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            255,985                  79,996
                                      ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             224,738                 112,269
                                      ----------              ----------
UNIT TRANSACTIONS:
 Purchases                                    --                      --
 Net transfers                           104,521                  91,495
 Surrenders for benefit
  payments and fees                      (24,605)                (11,331)
 Net annuity transactions                     --                      --
                                      ----------              ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       79,916                  80,164
                                      ----------              ----------
 Net increase (decrease) in
  net assets                             304,654                 192,433
NET ASSETS:
 Beginning of year                       429,576                 611,362
                                      ----------              ----------
 End of year                            $734,230                $803,795
                                      ==========              ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MORGAN STANLEY --                                OPPENHEIMER
                                     DIVIDEND          MORGAN STANLEY --           CAPITAL
                                      GROWTH             GLOBAL EQUITY           APPRECIATION
                                    PORTFOLIO              PORTFOLIO               FUND/VA
                                   SUB-ACCOUNT          SUB-ACCOUNT (E)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $463                   $657                $(36,896)
 Net realized gain (loss) on
  security transactions                  6,531               (382,413)                133,463
 Net realized gain on
  distributions                             --                 14,508                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           49,995                344,877                 782,314
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            56,989                (22,371)                878,881
                                    ----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                     --                 406,885
 Net transfers                         (45,183)              (373,144)                755,727
 Surrenders for benefit
  payments and fees                     (2,426)                (2,416)               (115,380)
 Net annuity transactions                   --                     --                      91
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (47,609)              (375,560)              1,047,323
                                    ----------            -----------            ------------
 Net increase (decrease) in
  net assets                             9,380               (397,931)              1,926,204
NET ASSETS:
 Beginning of year                     190,469                397,931               1,057,142
                                    ----------            -----------            ------------
 End of year                          $199,849                   $ --              $2,983,346
                                    ==========            ===========            ============

                                                                                 OPPENHEIMER
                                     OPPENHEIMER             OPPENHEIMER         MAIN STREET
                                  GLOBAL SECURITIES          MAIN STREET          SMALL CAP
                                       FUND/VA                 FUND/VA             FUND/VA
                                     SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $43,261                 $(4,862)          $(214,705)
 Net realized gain (loss) on
  security transactions                   222,089                  67,913            (123,416)
 Net realized gain on
  distributions                           446,423                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           7,542,012                 446,857           7,101,764
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            8,253,785                 509,908           6,763,643
                                    -------------            ------------       -------------
UNIT TRANSACTIONS:
 Purchases                              3,057,141                 317,483           5,881,569
 Net transfers                          4,099,189                 408,187           6,862,134
 Surrenders for benefit
  payments and fees                    (1,095,292)                (62,913)           (869,822)
 Net annuity transactions                      --                      --                  --
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     6,061,038                 662,757          11,873,881
                                    -------------            ------------       -------------
 Net increase (decrease) in
  net assets                           14,314,823               1,172,665          18,637,524
NET ASSETS:
 Beginning of year                     15,754,488               1,001,478          10,774,226
                                    -------------            ------------       -------------
 End of year                          $30,069,311              $2,174,143         $29,411,750
                                    =============            ============       =============

(e)  This fund liquidated April 24, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     OPPENHEIMER          PUTNAM VT
                                        VALUE            DIVERSIFIED
                                       FUND/VA           INCOME FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(8,309)          $2,502,988
 Net realized gain (loss) on
  security transactions                    27,613              200,615
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             315,766           24,637,592
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                              335,070           27,341,195
                                     ------------       --------------
UNIT TRANSACTIONS:
 Purchases                                152,910           20,300,003
 Net transfers                            248,376           27,010,263
 Surrenders for benefit
  payments and fees                       (23,375)          (3,222,023)
 Net annuity transactions                      --                   --
                                     ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       377,911           44,088,243
                                     ------------       --------------
 Net increase (decrease) in
  net assets                              712,981           71,429,438
NET ASSETS:
 Beginning of year                      1,085,350           30,391,469
                                     ------------       --------------
 End of year                           $1,798,331         $101,820,907
                                     ============       ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             PUTNAM VT
                                     PUTNAM VT             INTERNATIONAL             PUTNAM VT
                                    GLOBAL ASSET             GROWTH AND            INTERNATIONAL
                                  ALLOCATION FUND           INCOME FUND             EQUITY FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $180,423                $(16,183)               $(18,919)
 Net realized gain (loss) on
  security transactions                  (43,735)                  9,860                  (1,239)
 Net realized gain on
  distributions                               --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,375,760                 308,767                 305,839
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           1,512,448                 302,444                 285,681
                                    ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,183,983                 128,349                 153,780
 Net transfers                           878,985                 315,037                 393,002
 Surrenders for benefit
  payments and fees                     (166,936)                (21,190)                (20,583)
 Net annuity transactions                     --                      --                      --
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,896,032                 422,196                 526,199
                                    ------------            ------------            ------------
 Net increase (decrease) in
  net assets                           4,408,480                 724,640                 811,880
NET ASSETS:
 Beginning of year                     2,322,036                 674,450                 818,726
                                    ------------            ------------            ------------
 End of year                          $6,730,516              $1,399,090              $1,630,606
                                    ============            ============            ============


                                     PUTNAM VT                                   PUTNAM VT
                                     SMALL CAP              PUTNAM VT             EQUITY
                                       VALUE                 VOYAGER            INCOME FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (F)      SUB-ACCOUNT (F)
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(2,399)                $(1)               $ --
 Net realized gain (loss) on
  security transactions                   36,443                  --                  --
 Net realized gain on
  distributions                               --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            345,709                  54                 (10)
                                    ------------             -------               -----
 Net increase (decrease) in
  net assets resulting from
  operations                             379,753                  53                 (10)
                                    ------------             -------               -----
UNIT TRANSACTIONS:
 Purchases                               273,451                  --                  --
 Net transfers                           281,869               4,752                 864
 Surrenders for benefit
  payments and fees                      (16,299)                 --                  --
 Net annuity transactions                     --                  --                  --
                                    ------------             -------               -----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      539,021               4,752                 864
                                    ------------             -------               -----
 Net increase (decrease) in
  net assets                             918,774               4,805                 854
NET ASSETS:
 Beginning of year                       642,194                  --                  --
                                    ------------             -------               -----
 End of year                          $1,560,968              $4,805                $854
                                    ============             =======               =====

(f)  From inception June 30, 2009 to December 31, 2009.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   JENNISON 20/20
                                       FOCUS                JENNISON
                                     PORTFOLIO             PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(7,521)              $(1,829)
 Net realized gain (loss) on
  security transactions                 (34,587)                 (654)
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           222,841                37,218
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            180,733                34,735
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  111                    --
 Net transfers                          (30,950)                  111
 Surrenders for benefit
  payments and fees                     (25,956)               (4,821)
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (56,795)               (4,710)
                                     ----------            ----------
 Net increase (decrease) in
  net assets                            123,938                30,025
NET ASSETS:
 Beginning of year                      380,416                88,007
                                     ----------            ----------
 End of year                           $504,354              $118,032
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          VAN KAMPEN --
                                    PRUDENTIAL             UIF GROWTH             VAN KAMPEN --
                                      VALUE                AND INCOME              UIF COMSTOCK
                                    PORTFOLIO               PORTFOLIO               PORTFOLIO
                                   SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(345)                $901,689                 $65,494
 Net realized gain (loss) on
  security transactions                (22,584)                  72,918                 (61,433)
 Net realized gain on
  distributions                             --                       --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          105,765                9,178,769                 614,269
                                    ----------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            82,836               10,153,376                 618,330
                                    ----------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  66                3,465,715                   3,283
 Net transfers                          (9,657)              13,378,200                (102,019)
 Surrenders for benefit
  payments and fees                    (18,076)              (1,743,136)                (91,129)
 Net annuity transactions                   --                       91                      --
                                    ----------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (27,667)              15,100,870                (189,865)
                                    ----------            -------------            ------------
 Net increase (decrease) in
  net assets                            55,169               25,254,246                 428,465
NET ASSETS:
 Beginning of year                     237,098               24,622,036               2,482,506
                                    ----------            -------------            ------------
 End of year                          $292,267              $49,876,282              $2,910,971
                                    ==========            =============            ============

                                    WELLS FARGO              WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT             ADVANTAGE VT
                                       ASSET                TOTAL RETURN                EQUITY
                                  ALLOCATION FUND             BOND FUND              INCOME FUND
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $499                 $174,416                  $3,783
 Net realized gain (loss) on
  security transactions                  (36,442)                    (903)                (72,195)
 Net realized gain on
  distributions                               --                   27,949                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            148,590                  408,806                 318,744
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             112,647                  610,268                 250,332
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                   28,764                  15,650
 Net transfers                           (82,939)               1,121,355                  69,790
 Surrenders for benefit
  payments and fees                      (99,653)              (1,245,997)               (139,193)
 Net annuity transactions                     --                       --                      --
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (182,592)                 (95,878)                (53,753)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                             (69,945)                 514,390                 196,579
NET ASSETS:
 Beginning of year                     1,116,169                6,782,288               1,765,451
                                    ------------            -------------            ------------
 End of year                          $1,046,224               $7,296,678              $1,962,030
                                    ============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                     WELLS FARGO            WELLS FARGO
                                     ADVANTAGE VT          ADVANTAGE VT
                                    C&B LARGE CAP          LARGE COMPANY
                                      VALUE FUND             CORE FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(1,232)               $(113)
 Net realized gain (loss) on
  security transactions                   (15,396)             (12,769)
 Net realized gain on
  distributions                                --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             358,135               25,415
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                              341,507               12,533
                                     ------------            ---------
UNIT TRANSACTIONS:
 Purchases                                 10,630                   --
 Net transfers                             30,186               (3,892)
 Surrenders for benefit
  payments and fees                      (109,677)             (27,316)
 Net annuity transactions                      --                   --
                                     ------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (68,861)             (31,208)
                                     ------------            ---------
 Net increase (decrease) in
  net assets                              272,646              (18,675)
NET ASSETS:
 Beginning of year                      1,189,172               73,006
                                     ------------            ---------
 End of year                           $1,461,818              $54,331
                                     ============            =========

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 WELLS FARGO             WELLS FARGO              WELLS FARGO             WELLS FARGO
                                 ADVANTAGE VT            ADVANTAGE VT            ADVANTAGE VT             ADVANTAGE VT
                                INTERNATIONAL           LARGE COMPANY                MONEY                 SMALL CAP
                                  CORE FUND              GROWTH FUND              MARKET FUND             GROWTH FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $21,954                $(30,178)               $(100,261)               $(47,686)
 Net realized gain (loss)
  on security transactions            (11,350)                (56,556)                      --                   7,765
 Net realized gain on
  distributions                            --                      --                       --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                180,748                 765,220                       --               1,105,419
                                 ------------            ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     191,352                 678,486                 (100,261)              1,065,498
                                 ------------            ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                             16,479                  14,468                       --                  14,571
 Net transfers                        106,749                 (97,329)                 906,919                (123,249)
 Surrenders for benefit
  payments and fees                  (134,334)               (211,153)              (2,446,427)               (178,768)
 Net annuity transactions                  --                      --                       --                      --
                                 ------------            ------------            -------------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (11,106)               (294,014)              (1,539,508)               (287,446)
                                 ------------            ------------            -------------            ------------
 Net increase (decrease)
  in net assets                       180,246                 384,472               (1,639,769)                778,052
NET ASSETS:
 Beginning of year                  1,675,898               1,825,574                5,982,192               2,271,934
                                 ------------            ------------            -------------            ------------
 End of year                       $1,856,144              $2,210,046               $4,342,423              $3,049,986
                                 ============            ============            =============            ============

                                                         WELLS FARGO
                                 WELLS FARGO            ADVANTAGE VT           WELLS FARGO
                                 ADVANTAGE VT           SMALL/MID CAP          ADVANTAGE VT
                                DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
--------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $(20,489)               $(2,802)              $(2,344)
 Net realized gain (loss)
  on security transactions               (932)              (234,465)               (9,968)
 Net realized gain on
  distributions                            --                     --                    --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                375,240                443,100                58,528
                                 ------------            -----------            ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     353,819                205,833                46,216
                                 ------------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              6,544                  3,390                    --
 Net transfers                         26,173               (184,290)              (15,099)
 Surrenders for benefit
  payments and fees                   (49,670)               (26,965)                 (527)
 Net annuity transactions                  --                     --                    --
                                 ------------            -----------            ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions              (16,953)              (207,865)              (15,626)
                                 ------------            -----------            ----------
 Net increase (decrease)
  in net assets                       336,866                 (2,032)               30,590
NET ASSETS:
 Beginning of year                    935,355                568,514               117,257
                                 ------------            -----------            ----------
 End of year                       $1,272,221               $566,482              $147,847
                                 ============            ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS      ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH             INTERNATIONAL
                                   STRATEGY PORTFOLIO           VALUE PORTFOLIO
                                     SUB-ACCOUNT (A)            SUB-ACCOUNT (A)
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $45,773                   $(80,721)
 Net realized gain (loss) on
  security transactions                     (18,170)                   (19,512)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,820,074)                (5,855,197)
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,792,471)                (5,955,430)
                                      -------------              -------------
UNIT TRANSACTIONS:
 Purchases                                6,601,258                 12,184,147
 Net transfers                            7,446,048                  9,164,063
 Surrenders for benefit
  payments and fees                        (169,112)                  (205,053)
 Net annuity transactions                        --                         --
                                      -------------              -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      13,878,194                 21,143,157
                                      -------------              -------------
 Net increase (decrease) in
  net assets                             12,085,723                 15,187,727
NET ASSETS:
 Beginning of year                               --                         --
                                      -------------              -------------
 End of year                            $12,085,723                $15,187,727
                                      =============              =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS                                 ALLIANCEBERNSTEIN VPS
                                     SMALL/MID CAP          ALLIANCEBERNSTEIN VPS          INTERNATIONAL
                                    VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO
                                    SUB-ACCOUNT (A)            SUB-ACCOUNT (A)            SUB-ACCOUNT (A)
--------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(29,006)                  $(3,131)                   $(34,583)
 Net realized gain (loss) on
  security transactions                    (53,665)                  (42,520)                    (57,181)
 Net realized gain on
  distributions                                 --                        --                          --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (1,480,725)                 (144,722)                 (2,417,184)
                                     -------------               -----------               -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (1,563,396)                 (190,373)                 (2,508,948)
                                     -------------               -----------               -------------
UNIT TRANSACTIONS:
 Purchases                               3,807,505                   509,775                   6,097,986
 Net transfers                           3,381,833                   304,164                   2,276,883
 Surrenders for benefit
  payments and fees                        (36,581)                   (5,310)                    (52,122)
 Net annuity transactions                       --                        --                       3,677
                                     -------------               -----------               -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      7,152,757                   808,629                   8,326,424
                                     -------------               -----------               -------------
 Net increase (decrease) in
  net assets                             5,589,361                   618,256                   5,817,476
NET ASSETS:
 Beginning of year                              --                        --                          --
                                     -------------               -----------               -------------
 End of year                            $5,589,361                  $618,256                  $5,817,476
                                     =============               ===========               =============

                                  AIM V.I.                   AIM V.I.             AIM V.I.
                                    BASIC                    CAPITAL                CORE
                                 VALUE FUND             APPRECIATION FUND        EQUITY FUND
                                 SUB-ACCOUNT               SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,725,085)              $(1,521,018)             $341,321
 Net realized gain (loss) on
  security transactions                958,376                (3,915,200)              309,998
 Net realized gain on
  distributions                     28,772,466                        --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (136,607,630)              (38,780,714)          (98,061,008)
                               ---------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (108,601,873)              (44,216,932)          (97,409,689)
                               ---------------            --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                           2,782,577                 3,552,311             3,795,302
 Net transfers                     (18,818,108)              (16,970,824)          (18,365,681)
 Surrenders for benefit
  payments and fees                (18,745,748)               (8,464,330)          (31,358,775)
 Net annuity transactions              (11,034)                   (4,707)               12,170
                               ---------------            --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (34,792,313)              (21,887,550)          (45,916,984)
                               ---------------            --------------       ---------------
 Net increase (decrease) in
  net assets                      (143,394,186)              (66,104,482)         (143,326,673)
NET ASSETS:
 Beginning of year                 233,447,045               116,046,025           339,559,180
                               ---------------            --------------       ---------------
 End of year                       $90,052,859               $49,941,543          $196,232,507
                               ===============            ==============       ===============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    AIM V.I.              AIM V.I.
                                   GOVERNMENT           INTERNATIONAL
                                SECURITIES FUND          GROWTH FUND
                                  SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $21,806,834           $(2,429,926)
 Net realized gain (loss) on
  security transactions                1,314,304            (4,071,882)
 Net realized gain on
  distributions                               --             2,857,234
 Net unrealized appreciation
  (depreciation) of
  investments during the year         72,944,964          (102,361,003)
                                ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                          96,066,102          (106,005,577)
                                ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                            41,369,828            26,298,288
 Net transfers                       299,548,364            24,868,723
 Surrenders for benefit
  payments and fees                 (117,067,732)          (17,176,742)
 Net annuity transactions                161,421                19,736
                                ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  224,011,881            34,010,005
                                ----------------       ---------------
 Net increase (decrease) in
  net assets                         320,077,983           (71,995,572)
NET ASSETS:
 Beginning of year                   783,648,492           225,762,050
                                ----------------       ---------------
 End of year                      $1,103,726,475          $153,766,478
                                ================       ===============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  AIM V.I.              AIM V.I.             AIM V.I.
                                MID CAP CORE           SMALL CAP            LARGE CAP
                                 EQUITY FUND          EQUITY FUND          GROWTH FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,060,610)         $(2,191,383)           $(830,886)
 Net realized gain (loss) on
  security transactions              3,799,699           (4,154,231)            (925,446)
 Net realized gain on
  distributions                     35,528,452              454,849                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (145,753,088)         (43,890,450)         (19,534,313)
                               ---------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (107,485,547)         (49,781,215)         (21,290,645)
                               ---------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                           5,727,539           12,077,827            1,350,055
 Net transfers                     (19,713,329)          41,457,603           (4,593,028)
 Surrenders for benefit
  payments and fees                (37,230,679)         (10,480,230)          (6,177,643)
 Net annuity transactions               43,576               (2,102)              (4,302)
                               ---------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (51,172,893)          43,053,098           (9,424,918)
                               ---------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (158,658,440)          (6,728,117)         (30,715,563)
NET ASSETS:
 Beginning of year                 391,373,110          111,185,019           59,863,302
                               ---------------       --------------       --------------
 End of year                      $232,714,670         $104,456,902          $29,147,739
                               ===============       ==============       ==============

                                      AIM V.I.               AIM V.I.             AMERICAN FUNDS
                                      CAPITAL            POWERSHARES ETF              GLOBAL
                                  DEVELOPMENT FUND       ALLOCATION FUND            BOND FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT (B)           SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(18,610)               $3,092                $8,092,443
 Net realized gain (loss) on
  security transactions                  (73,887)                    2                (2,833,773)
 Net realized gain on
  distributions                          286,759                    --                    97,126
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (905,376)               12,297                (8,575,835)
                                    ------------            ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (711,114)               15,391                (3,220,039)
                                    ------------            ----------            --------------
UNIT TRANSACTIONS:
 Purchases                               661,712                58,795                17,573,055
 Net transfers                         1,667,233               178,840               204,947,916
 Surrenders for benefit
  payments and fees                      (86,559)                2,140               (32,748,666)
 Net annuity transactions                     --                    --                     4,309
                                    ------------            ----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,242,386               239,775               189,776,614
                                    ------------            ----------            --------------
 Net increase (decrease) in
  net assets                           1,531,272               255,166               186,556,575
NET ASSETS:
 Beginning of year                        71,893                    --                83,850,395
                                    ------------            ----------            --------------
 End of year                          $1,603,165              $255,166              $270,406,970
                                    ============            ==========            ==============

(b) From inception November 10, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                AMERICAN FUNDS
                                    GLOBAL             AMERICAN FUNDS
                                  GROWTH AND               ASSET
                                  INCOME FUND         ALLOCATION FUND
                                  SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $2,885,832            $12,193,922
 Net realized gain (loss) on
  security transactions             (12,314,146)               661,831
 Net realized gain on
  distributions                       4,571,591             70,056,398
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (308,497,989)          (666,944,697)
                                ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (313,354,712)          (584,032,546)
                                ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                           52,608,914             42,348,061
 Net transfers                      138,256,078            (54,179,023)
 Surrenders for benefit
  payments and fees                 (40,086,876)          (179,041,464)
 Net annuity transactions                 4,709                 93,936
                                ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 150,782,825           (190,778,490)
                                ---------------       ----------------
 Net increase (decrease) in
  net assets                       (162,571,887)          (774,811,036)
NET ASSETS:
 Beginning of year                  594,833,963          2,002,434,238
                                ---------------       ----------------
 End of year                       $432,262,076         $1,227,623,202
                                ===============       ================

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               AMERICAN FUNDS
                                 BLUE CHIP                             AMERICAN FUNDS
                                 INCOME AND        AMERICAN FUNDS          GLOBAL
                                GROWTH FUND          BOND FUND          GROWTH FUND
                                SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $2,332,667         $43,752,498           $(153,479)
 Net realized gain (loss) on
  security transactions             4,383,906          (9,207,960)         (3,878,884)
 Net realized gain on
  distributions                    71,975,182           3,100,746          58,242,217
 Net unrealized appreciation
  (depreciation) of
  investments during the year    (549,756,646)       (175,743,640)       (377,568,469)
                               --------------      --------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                     (471,064,891)       (138,098,356)       (323,358,615)
                               --------------      --------------      --------------
UNIT TRANSACTIONS:
 Purchases                         26,224,365          37,683,650          24,890,992
 Net transfers                    (57,590,068)         56,130,972         (22,890,802)
 Surrenders for benefit
  payments and fees              (102,147,496)       (146,341,607)        (67,587,315)
 Net annuity transactions              33,368              43,999             136,651
                               --------------      --------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions              (133,479,831)        (52,482,986)        (65,450,474)
                               --------------      --------------      --------------
 Net increase (decrease) in
  net assets                     (604,544,722)       (190,581,342)       (388,809,089)
NET ASSETS:
 Beginning of year              1,330,803,784       1,242,910,602         839,924,994
                               --------------      --------------      --------------
 End of year                     $726,259,062      $1,052,329,260        $451,115,905
                               ==============      ==============      ==============


                               AMERICAN FUNDS           AMERICAN FUNDS           AMERICAN FUNDS
                                 GROWTH FUND          GROWTH-INCOME FUND       INTERNATIONAL FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(35,551,122)             $(2,423,749)               $918,947
 Net realized gain (loss) on
  security transactions              7,888,972               (8,740,254)             (3,931,138)
 Net realized gain on
  distributions                    410,919,523              244,340,037             150,141,950
 Net unrealized appreciation
  (depreciation) of
  investments during the year   (2,326,648,909)          (1,923,192,620)           (726,914,412)
                               ---------------          ---------------          --------------
 Net increase (decrease) in
  net assets resulting from
  operations                    (1,943,391,536)          (1,690,016,586)           (579,784,653)
                               ---------------          ---------------          --------------
UNIT TRANSACTIONS:
 Purchases                         122,692,049              113,636,086              40,513,471
 Net transfers                     (57,669,420)             (54,736,439)            (27,511,609)
 Surrenders for benefit
  payments and fees               (359,488,418)            (378,039,536)           (105,243,322)
 Net annuity transactions              204,907                  (91,780)                 85,883
                               ---------------          ---------------          --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (294,260,882)            (319,231,669)            (92,155,577)
                               ---------------          ---------------          --------------
 Net increase (decrease) in
  net assets                    (2,237,652,418)          (2,009,248,255)           (671,940,230)
NET ASSETS:
 Beginning of year               4,514,595,184            4,506,767,686           1,384,813,950
                               ---------------          ---------------          --------------
 End of year                    $2,276,942,766           $2,497,519,431            $712,873,720
                               ===============          ===============          ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                AMERICAN FUNDS
                                     AMERICAN FUNDS              GLOBAL SMALL
                                     NEW WORLD FUND           CAPITALIZATION FUND
                                       SUB-ACCOUNT                SUB-ACCOUNT
------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,604,028)               $(8,131,439)
 Net realized gain (loss) on
  security transactions                  (14,811,650)               (10,014,277)
 Net realized gain on
  distributions                           37,714,684                 64,077,595
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (266,024,429)              (366,185,974)
                                     ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (244,725,423)              (320,254,095)
                                     ---------------            ---------------
UNIT TRANSACTIONS:
 Purchases                                23,281,088                 18,915,104
 Net transfers                           (10,728,571)               (54,812,962)
 Surrenders for benefit
  payments and fees                      (39,568,696)               (45,152,048)
 Net annuity transactions                      8,377                     76,768
                                     ---------------            ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (27,007,802)               (80,973,138)
                                     ---------------            ---------------
 Net increase (decrease) in
  net assets                            (271,733,225)              (401,227,233)
NET ASSETS:
 Beginning of year                       560,474,262                647,984,691
                                     ---------------            ---------------
 End of year                            $288,741,037               $246,757,458
                                     ===============            ===============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    FIDELITY VIP              FIDELITY VIP             FIDELITY VIP
                                       GROWTH                  CONTRAFUND                 MID CAP
                                      PORTFOLIO                PORTFOLIO                 PORTFOLIO
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(2,116)                 $231,591                $(100,147)
 Net realized gain (loss) on
  security transactions                  (279,853)                  (14,832)                 (48,138)
 Net realized gain on
  distributions                                --                        --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (810,462)              (12,407,324)              (7,007,190)
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,092,431)              (12,190,565)              (7,155,475)
                                    -------------            --------------            -------------
UNIT TRANSACTIONS:
 Purchases                              4,662,603                27,947,921               19,233,789
 Net transfers                         (1,180,566)               27,210,689               15,499,875
 Surrenders for benefit
  payments and fees                       (31,218)                 (589,300)                (697,009)
 Net annuity transactions                      --                        --                       --
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     3,450,819                54,569,310               34,036,655
                                    -------------            --------------            -------------
 Net increase (decrease) in
  net assets                            2,358,388                42,378,745               26,881,180
NET ASSETS:
 Beginning of year                             --                        --                       --
                                    -------------            --------------            -------------
 End of year                           $2,358,388               $42,378,745              $26,881,180
                                    =============            ==============            =============

                                                            FIDELITY VIP           FRANKLIN
                                    FIDELITY VIP          DYNAMIC CAPITAL           RISING
                                  VALUE STRATEGIES          APPRECIATION          DIVIDENDS
                                     PORTFOLIO               PORTFOLIO         SECURITIES FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $7,567                 $(2,691)              $646,554
 Net realized gain (loss) on
  security transactions                   (8,453)                   (640)           (21,743,172)
 Net realized gain on
  distributions                               --                      --              6,986,001
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (903,634)               (394,893)          (270,079,949)
                                    ------------            ------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (904,520)               (398,224)          (284,190,566)
                                    ------------            ------------       ----------------
UNIT TRANSACTIONS:
 Purchases                             1,558,989               1,092,357             33,660,888
 Net transfers                         1,601,476                 224,266            (35,838,395)
 Surrenders for benefit
  payments and fees                      (10,582)                 (2,365)           (76,303,215)
 Net annuity transactions                     --                      --                 31,474
                                    ------------            ------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    3,149,883               1,314,258            (78,449,248)
                                    ------------            ------------       ----------------
 Net increase (decrease) in
  net assets                           2,245,363                 916,034           (362,639,814)
NET ASSETS:
 Beginning of year                            --                      --          1,029,450,564
                                    ------------            ------------       ----------------
 End of year                          $2,245,363                $916,034           $666,810,750
                                    ============            ============       ================

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                               FRANKLIN
                                    FRANKLIN                  LARGE CAP
                                     INCOME                     GROWTH
                                SECURITIES FUND            SECURITIES FUND
                                  SUB-ACCOUNT                SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $84,260,692               $(1,049,609)
 Net realized gain (loss) on
  security transactions              (57,543,373)               (3,961,919)
 Net realized gain on
  distributions                       52,340,937                11,876,098
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (893,625,898)              (82,734,143)
                                ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (814,567,642)              (75,869,573)
                                ----------------            --------------
UNIT TRANSACTIONS:
 Purchases                           140,737,412                 3,390,300
 Net transfers                        (4,267,339)               (5,797,924)
 Surrenders for benefit
  payments and fees                 (213,638,698)              (18,117,937)
 Net annuity transactions                (48,869)                    3,789
                                ----------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (77,217,494)              (20,521,772)
                                ----------------            --------------
 Net increase (decrease) in
  net assets                        (891,785,136)              (96,391,345)
NET ASSETS:
 Beginning of year                 2,643,905,181               222,356,185
                                ----------------            --------------
 End of year                      $1,752,120,045              $125,964,840
                                ================            ==============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       FRANKLIN             FRANKLIN                   FRANKLIN
                                        GLOBAL            SMALL-MID CAP               SMALL CAP
                                     REAL ESTATE             GROWTH                     VALUE
                                   SECURITIES FUND       SECURITIES FUND           SECURITIES FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT               SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(97,696)          $(5,716,306)                $(254,533)
 Net realized gain (loss) on
  security transactions                    (48,711)           (1,883,721)                 (868,588)
 Net realized gain on
  distributions                          4,394,600            40,195,041                   832,610
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (12,422,132)         (200,263,894)              (19,062,523)
                                    --------------       ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (8,173,939)         (167,668,880)              (19,353,034)
                                    --------------       ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                                  64,903            12,587,350                11,165,394
 Net transfers                          (1,691,282)            4,493,424                60,836,171
 Surrenders for benefit
  payments and fees                     (2,596,835)          (33,555,976)                 (821,470)
 Net annuity transactions                   (2,258)              (13,516)                   13,815
                                    --------------       ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (4,225,472)          (16,488,718)               71,193,910
                                    --------------       ---------------            --------------
 Net increase (decrease) in
  net assets                           (12,399,411)         (184,157,598)               51,840,876
NET ASSETS:
 Beginning of year                      21,875,241           393,192,221                   719,986
                                    --------------       ---------------            --------------
 End of year                            $9,475,830          $209,034,623               $52,560,862
                                    ==============       ===============            ==============

                                  FRANKLIN                                     TEMPLETON
                                  STRATEGIC                                   DEVELOPING
                                   INCOME             MUTUAL SHARES             MARKETS
                               SECURITIES FUND       SECURITIES FUND        SECURITIES FUND
                                 SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $37,806,728            $19,536,572            $2,562,914
 Net realized gain (loss) on
  security transactions             (7,505,399)           (12,345,623)           (9,485,838)
 Net realized gain on
  distributions                      1,757,227             67,060,345            42,205,150
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (130,248,375)          (795,078,866)         (182,579,292)
                               ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (98,189,819)          (720,827,572)         (147,297,066)
                               ---------------       ----------------       ---------------
UNIT TRANSACTIONS:
 Purchases                          53,791,462             77,729,581            13,608,662
 Net transfers                      55,242,500            (73,036,155)          (32,761,382)
 Surrenders for benefit
  payments and fees                (82,406,036)          (157,621,765)          (20,208,916)
 Net annuity transactions               47,781                (63,379)              (18,674)
                               ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 26,675,707           (152,991,718)          (39,380,310)
                               ---------------       ----------------       ---------------
 Net increase (decrease) in
  net assets                       (71,514,112)          (873,819,290)         (186,677,376)
NET ASSETS:
 Beginning of year                 723,849,861          1,978,764,812           299,282,780
                               ---------------       ----------------       ---------------
 End of year                      $652,335,749         $1,104,945,522          $112,605,404
                               ===============       ================       ===============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                   TEMPLETON                 TEMPLETON
                                    FOREIGN                GLOBAL ASSET
                                SECURITIES FUND           ALLOCATION FUND
                                  SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $3,140,166               $1,058,309
 Net realized gain (loss) on
  security transactions                 389,461                 (333,153)
 Net realized gain on
  distributions                      56,836,785                1,544,735
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (356,503,462)              (5,633,297)
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (296,137,050)              (3,363,406)
                                ---------------            -------------
UNIT TRANSACTIONS:
 Purchases                           12,368,487                   63,021
 Net transfers                      (30,808,136)                (414,831)
 Surrenders for benefit
  payments and fees                 (60,646,831)              (1,881,110)
 Net annuity transactions                 5,016                     (220)
                                ---------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (79,081,464)              (2,233,140)
                                ---------------            -------------
 Net increase (decrease) in
  net assets                       (375,218,514)              (5,596,546)
NET ASSETS:
 Beginning of year                  766,545,202               14,232,032
                                ---------------            -------------
 End of year                       $391,326,688               $8,635,486
                                ===============            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                         FRANKLIN
                                  TEMPLETON                                              FLEX CAP
                                    GROWTH                MUTUAL DISCOVERY                GROWTH
                               SECURITIES FUND             SECURITIES FUND           SECURITIES FUND
                                 SUB-ACCOUNT                 SUB-ACCOUNT               SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(10,971)                $3,597,327                 $(924,200)
 Net realized gain (loss) on
  security transactions             (27,511,248)                (7,809,838)               (2,145,515)
 Net realized gain on
  distributions                      59,479,654                 27,783,703                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (489,195,450)              (251,093,928)              (21,196,104)
                               ----------------            ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (457,238,015)              (227,522,736)              (24,265,819)
                               ----------------            ---------------            --------------
UNIT TRANSACTIONS:
 Purchases                           34,140,015                 43,931,468                 4,258,197
 Net transfers                      (70,875,420)               (19,897,122)                3,673,119
 Surrenders for benefit
  payments and fees                 (77,594,568)               (49,827,898)               (3,927,735)
 Net annuity transactions               (22,887)                   (15,310)                   32,882
                               ----------------            ---------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (114,352,860)               (25,808,862)                4,036,463
                               ----------------            ---------------            --------------
 Net increase (decrease) in
  net assets                       (571,590,875)              (253,331,598)              (20,229,356)
NET ASSETS:
 Beginning of year                1,129,674,846                763,808,131                60,646,009
                               ----------------            ---------------            --------------
 End of year                       $558,083,971               $510,476,533               $40,416,653
                               ================            ===============            ==============

                                       FRANKLIN
                                      LARGE CAP                 TEMPLETON                HARTFORD
                                        VALUE                 GLOBAL INCOME              ADVISERS
                                   SECURITIES FUND          SERCURITIES FUND             HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------  -------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(500,919)                $(35,359)               $111,143
 Net realized gain (loss) on
  security transactions                 (1,366,819)                 (38,793)                    (53)
 Net realized gain on
  distributions                                 --                       --                   3,186
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,506,661)               1,311,114                (721,041)
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (12,374,399)               1,236,962                (606,765)
                                    --------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                               1,432,495               21,119,907               1,812,197
 Net transfers                           5,007,980               17,076,503               2,430,435
 Surrenders for benefit
  payments and fees                     (2,366,470)                (468,444)                (90,737)
 Net annuity transactions                   29,974                       --                      --
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      4,103,979               37,727,966               4,151,895
                                    --------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (8,270,420)              38,964,928               3,545,130
NET ASSETS:
 Beginning of year                      28,732,072                       --                      --
                                    --------------            -------------            ------------
 End of year                           $20,461,652              $38,964,928              $3,545,130
                                    ==============            =============            ============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                      HARTFORD                 HARTFORD
                                      LARGECAP                  TOTAL
                                       GROWTH                RETURN BOND
                                      HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $2,671               $13,377,678
 Net realized gain (loss) on
  security transactions                   (7,964)                 (446,529)
 Net realized gain on
  distributions                            8,295                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (195,785)              (20,994,173)
                                     -----------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (192,783)               (8,063,024)
                                     -----------            --------------
UNIT TRANSACTIONS:
 Purchases                               263,209               108,902,419
 Net transfers                           555,415               125,632,437
 Surrenders for benefit
  payments and fees                           77                (3,115,054)
 Net annuity transactions                     --                     1,178
                                     -----------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      818,701               231,420,980
                                     -----------            --------------
 Net increase (decrease) in
  net assets                             625,918               223,357,956
NET ASSETS:
 Beginning of year                            --                        --
                                     -----------            --------------
 End of year                            $625,918              $223,357,956
                                     ===========            ==============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       HARTFORD                  HARTFORD                 HARTFORD
                                       CAPITAL                   DIVIDEND               FUNDAMENTAL
                                     APPRECIATION               AND GROWTH                 GROWTH
                                       HLS FUND                  HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $5,355,419                $3,531,451                 $(7,840)
 Net realized gain (loss) on
  security transactions                    (52,500)                  (11,918)               (119,399)
 Net realized gain on
  distributions                          3,034,873                   312,292                  65,612
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (77,645,760)              (26,949,432)               (357,005)
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (69,307,968)              (23,117,607)               (418,632)
                                    --------------            --------------            ------------
UNIT TRANSACTIONS:
 Purchases                             146,105,454                75,836,957               1,678,823
 Net transfers                         181,576,043               107,533,435                (360,810)
 Surrenders for benefit
  payments and fees                     (3,732,793)               (2,311,389)                 (5,301)
 Net annuity transactions                    6,888                     1,143                      --
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    323,955,592               181,060,146               1,312,712
                                    --------------            --------------            ------------
 Net increase (decrease) in
  net assets                           254,647,624               157,942,539                 894,080
NET ASSETS:
 Beginning of year                              --                        --                      --
                                    --------------            --------------            ------------
 End of year                          $254,647,624              $157,942,539                $894,080
                                    ==============            ==============            ============

                                                                                   HARTFORD
                                     HARTFORD              HARTFORD               DISCIPLINED
                                  GLOBAL EQUITY          GLOBAL GROWTH              EQUITY
                                     HLS FUND              HLS FUND                HLS FUND
                                 SUB-ACCOUNT (A)        SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $740                 $2,727                 $244,691
 Net realized gain (loss) on
  security transactions                   (651)               (17,226)                  (9,786)
 Net realized gain on
  distributions                             --                  7,400                  341,832
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (49,681)              (289,499)              (5,726,174)
                                    ----------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (49,592)              (296,598)              (5,149,437)
                                    ----------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                              90,330                511,671               17,191,142
 Net transfers                         159,476                464,850               15,570,935
 Surrenders for benefit
  payments and fees                     (9,946)                (3,529)                (411,558)
 Net annuity transactions                   --                     --                       --
                                    ----------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    239,860                972,992               32,350,519
                                    ----------            -----------            -------------
 Net increase (decrease) in
  net assets                           190,268                676,394               27,201,082
NET ASSETS:
 Beginning of year                          --                     --                       --
                                    ----------            -----------            -------------
 End of year                          $190,268               $676,394              $27,201,082
                                    ==========            ===========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                                          HARTFORD
                                                 HARTFORD                  GROWTH
                                                  GROWTH               OPPORTUNITIES
                                                 HLS FUND                 HLS FUND
                                             SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                         $(303)                  $22,648
 Net realized gain (loss) on security
  transactions                                       (3,584)                  (15,276)
 Net realized gain on distributions                   7,933                   275,781
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                         (462,524)              (13,936,614)
                                               ------------            --------------
 Net increase (decrease) in net assets
  resulting from operations                        (458,478)              (13,653,461)
                                               ------------            --------------
UNIT TRANSACTIONS:
 Purchases                                        1,710,332                34,014,572
 Net transfers                                    2,193,629                28,936,346
 Surrenders for benefit payments and
  fees                                              (30,923)                 (930,994)
 Net annuity transactions                                --                        --
                                               ------------            --------------
 Net increase (decrease) in net assets
  resulting from unit transactions                3,873,038                62,019,924
                                               ------------            --------------
 Net increase (decrease) in net assets            3,414,560                48,366,463
NET ASSETS:
 Beginning of year                                       --                        --
                                               ------------            --------------
 End of year                                     $3,414,560               $48,366,463
                                               ============            ==============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                HARTFORD                 HARTFORD
                                        HARTFORD              INTERNATIONAL            INTERNATIONAL
                                       HIGH YIELD                GROWTH                OPPORTUNITIES
                                        HLS FUND                HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $344,606                  $20,224                 $295,376
 Net realized gain (loss) on
  security transactions                     (5,299)                 (12,632)                 (14,278)
 Net realized gain on
  distributions                                 --                   26,042                   77,011
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (843,091)              (1,051,595)              (3,611,689)
                                      ------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              (503,784)              (1,017,961)              (3,253,580)
                                      ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                               1,853,620                1,825,651                9,853,675
 Net transfers                           2,057,300                1,190,313                5,620,400
 Surrenders for benefit
  payments and fees                        (41,341)                 (12,174)                (181,566)
 Net annuity transactions                       --                       --                       --
                                      ------------            -------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           3,869,579                3,003,790               15,292,509
                                      ------------            -------------            -------------
 Net increase (decrease) in net
  assets                                 3,365,795                1,985,829               12,038,929
NET ASSETS:
 Beginning of year                              --                       --                       --
                                      ------------            -------------            -------------
 End of year                            $3,365,795               $1,985,829              $12,038,929
                                      ============            =============            =============

                                        HARTFORD
                                         MIDCAP              HARTFORD                  HARTFORD
                                         GROWTH            MONEY MARKET              SMALL COMPANY
                                        HLS FUND             HLS FUND                  HLS FUND
                                    SUB-ACCOUNT (A)        SUB-ACCOUNT              SUB-ACCOUNT (A)
-------------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)               $1,113               $500,572                 $(25,241)
 Net realized gain (loss) on
  security transactions                     (2,681)                   489                   (3,144)
 Net realized gain on
  distributions                              3,009                     --                    2,944
 Net unrealized appreciation
  (depreciation) of investments
  during the year                         (638,922)                    --               (1,798,281)
                                      ------------       ----------------            -------------
 Net increase (decrease) in net
  assets resulting from
  operations                              (637,481)               501,061               (1,823,722)
                                      ------------       ----------------            -------------
UNIT TRANSACTIONS:
 Purchases                               1,196,246            152,541,065                4,877,936
 Net transfers                           1,816,326          1,365,944,639                2,965,384
 Surrenders for benefit
  payments and fees                        (26,037)          (517,794,511)                 (16,276)
 Net annuity transactions                       --                 37,633                       --
                                      ------------       ----------------            -------------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                           2,986,535          1,000,728,826                7,827,044
                                      ------------       ----------------            -------------
 Net increase (decrease) in net
  assets                                 2,349,054          1,001,229,887                6,003,322
NET ASSETS:
 Beginning of year                              --            645,114,862                       --
                                      ------------       ----------------            -------------
 End of year                            $2,349,054         $1,646,344,749               $6,003,322
                                      ============       ================            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------


                                       HARTFORD                HARTFORD
                                   SMALLCAP GROWTH              STOCK
                                       HLS FUND                HLS FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(2,742)                $15,750
 Net realized gain (loss) on
  security transactions                   (13,834)                (49,931)
 Net realized gain on
  distributions                             1,641                   1,959
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (295,509)               (274,779)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (310,444)               (307,001)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              1,002,738                 786,570
 Net transfers                            792,330                 306,708
 Surrenders for benefit
  payments and fees                        (5,415)                 (4,850)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,789,653               1,088,428
                                     ------------            ------------
 Net increase (decrease) in
  net assets                            1,479,209                 781,427
NET ASSETS:
 Beginning of year                             --                      --
                                     ------------            ------------
 End of year                           $1,479,209                $781,427
                                     ============            ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      HARTFORD                                         HARTFORD
                                   U.S. GOVERNMENT             HARTFORD                 VALUE
                                     SECURITIES                 VALUE               OPPORTUNITIES
                                      HLS FUND                 HLS FUND                HLS FUND
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $944,120                 $57,979                 $32,053
 Net realized gain (loss) on
  security transactions                    (2,849)                (85,213)                 (6,367)
 Net realized gain on
  distributions                                --                  62,880                     575
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,137,029)               (820,050)               (382,856)
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (195,758)               (784,404)               (356,595)
                                    -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                             14,965,754               3,322,234                 888,188
 Net transfers                         13,695,061                 942,542               1,126,503
 Surrenders for benefit
  payments and fees                      (282,874)                (29,231)                 (8,045)
 Net annuity transactions                      --                      --                      --
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    28,377,941               4,235,545               2,006,646
                                    -------------            ------------            ------------
 Net increase (decrease) in
  net assets                           28,182,183               3,451,141               1,650,051
NET ASSETS:
 Beginning of year                             --                      --                      --
                                    -------------            ------------            ------------
 End of year                          $28,182,183              $3,451,141              $1,650,051
                                    =============            ============            ============

                                                                                    AMERICAN FUNDS
                                      HARTFORD                                         BLUE CHIP
                                       EQUITY              AMERICAN FUNDS             INCOME AND
                                       INCOME             ASSET ALLOCATION              GROWTH
                                      HLS FUND                HLS FUND                 HLS FUND
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $52,702                $(119,747)                $(53,538)
 Net realized gain (loss) on
  security transactions                   (3,599)                 (14,434)                 (45,975)
 Net realized gain on
  distributions                            6,349                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (221,963)              (3,808,069)              (1,999,630)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (166,511)              (3,942,250)              (2,099,143)
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             1,040,794               15,138,114                8,527,844
 Net transfers                           987,267               10,559,766                4,337,390
 Surrenders for benefit
  payments and fees                       (6,685)                (275,940)                 (92,284)
 Net annuity transactions                     --                    2,868                       --
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,021,376               25,424,808               12,772,950
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                           1,854,865               21,482,558               10,673,807
NET ASSETS:
 Beginning of year                            --                       --                       --
                                    ------------            -------------            -------------
 End of year                          $1,854,865              $21,482,558              $10,673,807
                                    ============            =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS           AMERICAN FUNDS
                                         BOND                  GLOBAL BOND
                                       HLS FUND                 HLS FUND
                                    SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(260,714)               $(104,167)
 Net realized gain (loss) on
  security transactions                    (67,226)                 (32,589)
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (2,310,671)                 449,697
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (2,638,611)                 312,941
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              32,291,029               12,582,733
 Net transfers                          24,976,390                6,982,545
 Surrenders for benefit
  payments and fees                     (1,113,377)                (312,650)
 Net annuity transactions                   71,453                       --
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     56,225,495               19,252,628
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            53,586,884               19,565,569
NET ASSETS:
 Beginning of year                              --                       --
                                     -------------            -------------
 End of year                           $53,586,884              $19,565,569
                                     =============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS                                    AMERICAN FUNDS
                                    GLOBAL GROWTH            AMERICAN FUNDS            GLOBAL SMALL
                                      AND INCOME              GLOBAL GROWTH           CAPITALIZATION
                                       HLS FUND                 HLS FUND                 HLS FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(209,702)                $(98,303)                $(90,127)
 Net realized gain (loss) on
  security transactions                    (31,105)                  (8,659)                 (14,308)
 Net realized gain on
  distributions                                 --                       --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (10,050,615)              (4,244,309)              (6,602,681)
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (10,291,422)              (4,351,271)              (6,707,116)
                                    --------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              25,787,825               12,387,679               14,220,207
 Net transfers                          21,934,337                5,679,102                9,618,460
 Surrenders for benefit
  payments and fees                       (321,214)                 (97,697)                (184,524)
 Net annuity transactions                    3,478                       --                   28,650
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     47,404,426               17,969,084               23,682,793
                                    --------------            -------------            -------------
 Net increase (decrease) in
  net assets                            37,113,004               13,617,813               16,975,677
NET ASSETS:
 Beginning of year                              --                       --                       --
                                    --------------            -------------            -------------
 End of year                           $37,113,004              $13,617,813              $16,975,677
                                    ==============            =============            =============


                                    AMERICAN FUNDS            AMERICAN FUNDS            AMERICAN FUNDS
                                        GROWTH                GROWTH-INCOME             INTERNATIONAL
                                       HLS FUND                  HLS FUND                  HLS FUND
                                   SUB-ACCOUNT (A)           SUB-ACCOUNT (A)           SUB-ACCOUNT (A)
-----------------------------  ----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $661,179                  $644,441                 $(339,971)
 Net realized gain (loss) on
  security transactions                   (143,745)                  (99,470)                  (16,962)
 Net realized gain on
  distributions                                 --                        --                        --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (34,175,982)              (15,547,197)              (15,876,273)
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (33,658,548)              (15,002,226)              (16,233,206)
                                    --------------            --------------            --------------
UNIT TRANSACTIONS:
 Purchases                              83,953,493                45,172,874                48,144,682
 Net transfers                          53,963,097                31,094,439                35,272,902
 Surrenders for benefit
  payments and fees                     (1,421,997)                 (655,166)                 (777,059)
 Net annuity transactions                   77,010                    77,087                    42,957
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    136,571,603                75,689,234                82,683,482
                                    --------------            --------------            --------------
 Net increase (decrease) in
  net assets                           102,913,055                60,687,008                66,450,276
NET ASSETS:
 Beginning of year                              --                        --                        --
                                    --------------            --------------            --------------
 End of year                          $102,913,055               $60,687,008               $66,450,276
                                    ==============            ==============            ==============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS            LORD ABBETT
                                       NEW WORLD            AMERICA'S VALUE
                                       HLS FUND                PORTFOLIO
                                    SUB-ACCOUNT (A)         SUB-ACCOUNT (A)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(123,812)               $131,137
 Net realized gain (loss) on
  security transactions                    (54,071)                   (215)
 Net realized gain on
  distributions                                 --                  86,110
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (6,311,128)               (508,574)
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (6,489,011)               (291,542)
                                     -------------            ------------
UNIT TRANSACTIONS:
 Purchases                              16,849,073               1,555,149
 Net transfers                          10,503,287               2,280,701
 Surrenders for benefit
  payments and fees                       (400,455)                (78,107)
 Net annuity transactions                       --                      --
                                     -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     26,951,905               3,757,743
                                     -------------            ------------
 Net increase (decrease) in
  net assets                            20,462,894               3,466,201
NET ASSETS:
 Beginning of year                              --                      --
                                     -------------            ------------
 End of year                           $20,462,894              $3,466,201
                                     =============            ============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              LORD ABBETT
                                     LORD ABBETT               GROWTH &
                                   BOND-DEBENTURE               INCOME              MFS CORE
                                      PORTFOLIO                PORTFOLIO         EQUITY SERIES
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,763,224                 $106,419            $(277,607)
 Net realized gain (loss) on
  security transactions                    (6,078)                  (5,108)          (1,970,029)
 Net realized gain on
  distributions                            71,933                   32,972                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (4,543,960)              (1,598,587)         (13,142,604)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (2,714,881)              (1,464,304)         (15,390,240)
                                    -------------            -------------       --------------
UNIT TRANSACTIONS:
 Purchases                             15,784,251                4,167,794              208,268
 Net transfers                         13,057,604                4,432,167           (2,810,334)
 Surrenders for benefit
  payments and fees                      (301,211)                 (68,991)          (5,193,816)
 Net annuity transactions                      --                       --                  423
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    28,540,644                8,530,970           (7,795,459)
                                    -------------            -------------       --------------
 Net increase (decrease) in
  net assets                           25,825,763                7,066,666          (23,185,699)
NET ASSETS:
 Beginning of year                             --                       --           43,479,094
                                    -------------            -------------       --------------
 End of year                          $25,825,763               $7,066,666          $20,293,395
                                    =============            =============       ==============


                                      MFS GROWTH           MFS GLOBAL            MFS HIGH
                                        SERIES           EQUITY SERIES        INCOME SERIES
                                   SUB-ACCOUNT (C)        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(935,375)           $(232,458)         $13,187,431
 Net realized gain (loss) on
  security transactions                 (3,834,854)            (715,444)          (4,089,200)
 Net realized gain on
  distributions                                 --            2,862,518                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (22,539,511)         (14,928,081)         (62,309,702)
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (27,309,740)         (13,013,465)         (53,211,471)
                                    --------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                               2,750,638              944,108            3,610,025
 Net transfers                           3,549,017           (3,381,473)          (4,018,463)
 Surrenders for benefit
  payments and fees                     (7,659,297)          (2,999,087)         (21,074,831)
 Net annuity transactions                   (1,675)              (5,656)               8,342
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (1,361,317)          (5,442,108)         (21,474,927)
                                    --------------       --------------       --------------
 Net increase (decrease) in
  net assets                           (28,671,057)         (18,455,573)         (74,686,398)
NET ASSETS:
 Beginning of year                      70,257,927           39,807,568          204,654,314
                                    --------------       --------------       --------------
 End of year                           $41,586,870          $21,351,995         $129,967,916
                                    ==============       ==============       ==============

(a)  From inception May 1, 2008 to December 31, 2008.

(c)  Formerly MFS Emerging Growth Series. Change effective May 1, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                MFS INVESTORS
                                    GROWTH            MFS INVESTORS
                                 STOCK SERIES         TRUST SERIES
                                 SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(832,204)          $(4,470,084)
 Net realized gain (loss) on
  security transactions               (784,450)           (4,599,579)
 Net realized gain on
  distributions                      3,569,725            31,251,603
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (34,199,670)         (200,868,397)
                                --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (32,246,599)         (178,686,457)
                                --------------       ---------------
UNIT TRANSACTIONS:
 Purchases                             629,933            16,930,539
 Net transfers                      (6,908,624)           11,120,104
 Surrenders for benefit
  payments and fees                 (9,486,354)          (48,413,452)
 Net annuity transactions              (38,307)                3,268
                                --------------       ---------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (15,803,352)          (20,359,541)
                                --------------       ---------------
 Net increase (decrease) in
  net assets                       (48,049,951)         (199,045,998)
NET ASSETS:
 Beginning of year                  96,218,603           524,881,724
                                --------------       ---------------
 End of year                       $48,168,652          $325,835,726
                                ==============       ===============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                MFS MID CAP                  MFS NEW              MFS TOTAL
                               GROWTH SERIES            DISCOVERY SERIES        RETURN SERIES
                                SUB-ACCOUNT                SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,879,275)               $(4,735,187)           $18,503,953
 Net realized gain (loss) on
  security transactions            (1,724,878)                (4,222,284)           (17,704,444)
 Net realized gain on
  distributions                    13,637,605                 52,338,855             82,284,071
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (74,955,398)              (168,003,432)          (426,676,736)
                               --------------            ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (64,921,946)              (124,622,048)          (343,593,156)
                               --------------            ---------------       ----------------
UNIT TRANSACTIONS:
 Purchases                          1,839,382                  4,081,416             45,281,771
 Net transfers                     (2,728,042)                 4,109,935            (65,568,546)
 Surrenders for benefit
  payments and fees               (11,785,833)               (24,323,753)          (137,572,230)
 Net annuity transactions              (9,811)                   (10,215)               (38,160)
                               --------------            ---------------       ----------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (12,684,304)               (16,142,617)          (157,897,165)
                               --------------            ---------------       ----------------
 Net increase (decrease) in
  net assets                      (77,606,250)              (140,764,665)          (501,490,321)
NET ASSETS:
 Beginning of year                132,768,469                314,820,241          1,538,111,158
                               --------------            ---------------       ----------------
 End of year                      $55,162,219               $174,055,576         $1,036,620,837
                               ==============            ===============       ================

                                  MFS VALUE           MFS RESEARCH              MFS RESEARCH
                                   SERIES             BOND SERIES           INTERNATIONAL SERIES
                                 SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(1,425,574)          $1,435,428                 $(672,036)
 Net realized gain (loss) on
  security transactions             (3,201,201)            (530,750)               (1,509,091)
 Net realized gain on
  distributions                     10,849,445                   --                 2,479,360
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (115,859,826)          (6,493,585)              (35,428,685)
                               ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (109,637,156)          (5,588,907)              (35,130,452)
                               ---------------       --------------            --------------
UNIT TRANSACTIONS:
 Purchases                          38,487,843           11,749,918                 7,226,896
 Net transfers                      63,992,318           45,651,757                25,325,137
 Surrenders for benefit
  payments and fees                (23,096,762)         (14,551,171)               (6,636,424)
 Net annuity transactions                9,770              (38,058)                       --
                               ---------------       --------------            --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 79,393,169           42,812,446                25,915,609
                               ---------------       --------------            --------------
 Net increase (decrease) in
  net assets                       (30,243,987)          37,223,539                (9,214,843)
NET ASSETS:
 Beginning of year                 274,984,652           89,627,222                59,047,011
                               ---------------       --------------            --------------
 End of year                      $244,740,665         $126,850,761               $49,832,168
                               ===============       ==============            ==============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           BLACKROCK
                                 MFS RESEARCH                GLOBAL
                                    SERIES              GROWTH V.I. FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $(358,343)               $(18,072)
 Net realized gain (loss) on
  security transactions             (1,090,300)                 20,476
 Net realized gain on
  distributions                             --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      (13,679,938)               (731,644)
                                --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (15,128,581)               (729,240)
                                --------------            ------------
UNIT TRANSACTIONS:
 Purchases                           4,288,934                     363
 Net transfers                      (5,427,094)                 36,233
 Surrenders for benefit
  payments and fees                 (1,838,812)               (102,792)
 Net annuity transactions                   --                      --
                                --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                 (2,976,972)                (66,196)
                                --------------            ------------
 Net increase (decrease) in
  net assets                       (18,105,553)               (795,436)
NET ASSETS:
 Beginning of year                  42,766,780               1,542,262
                                --------------            ------------
 End of year                       $24,661,227                $746,826
                                ==============            ============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            VAN KAMPEN --           VAN KAMPEN --
                                      BLACKROCK           UIF INTERNATIONAL          UIF MID CAP
                                      LARGE CAP             GROWTH EQUITY              GROWTH
                                  GROWTH V.I. FUND            PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT (A)
------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(23,765)              $(11,426)                $(34,026)
 Net realized gain (loss) on
  security transactions                    31,608                (18,792)                 (12,601)
 Net realized gain on
  distributions                                --                  1,581                  636,081
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (821,487)              (368,283)              (3,935,270)
                                    -------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (813,644)              (396,920)              (3,345,816)
                                    -------------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                  1,843                 37,525                7,686,527
 Net transfers                            (64,274)               (15,653)               5,842,352
 Surrenders for benefit
  payments and fees                      (201,364)                (6,403)                (104,906)
 Net annuity transactions                      --                     --                       --
                                    -------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (263,795)                15,469               13,423,973
                                    -------------            -----------            -------------
 Net increase (decrease) in
  net assets                           (1,077,439)              (381,451)              10,078,157
NET ASSETS:
 Beginning of year                      2,158,102                779,947                       --
                                    -------------            -----------            -------------
 End of year                           $1,080,663               $398,496              $10,078,157
                                    =============            ===========            =============

                                    VAN KAMPEN --                                 MORGAN STANLEY --
                                      UIF U.S.            MORGAN STANLEY --            CAPITAL
                                    MID CAP VALUE           FOCUS GROWTH            OPPORTUNITIES
                                      PORTFOLIO               PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(42,989)              $(12,366)                $(56,906)
 Net realized gain (loss) on
  security transactions                   (20,311)               (21,384)                 (30,658)
 Net realized gain on
  distributions                         1,202,728                     --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,767,213)              (513,891)              (1,967,825)
                                    -------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (2,627,785)              (547,641)              (2,055,389)
                                    -------------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                              3,045,755                142,628                  212,023
 Net transfers                          2,971,394                125,497                  654,967
 Surrenders for benefit
  payments and fees                      (176,339)               (20,728)                (141,098)
 Net annuity transactions                      --                     --                       --
                                    -------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     5,840,810                247,397                  725,892
                                    -------------            -----------            -------------
 Net increase (decrease) in
  net assets                            3,213,025               (300,244)              (1,329,497)
NET ASSETS:
 Beginning of year                      3,267,435                810,822                3,599,010
                                    -------------            -----------            -------------
 End of year                           $6,480,460               $510,578               $2,269,513
                                    =============            ===========            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                  MORGAN STANLEY --
                                       MID CAP           MORGAN STANLEY --
                                       GROWTH             FLEXIBLE INCOME
                                      PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT (D)          SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(7,891)                $3,616
 Net realized gain (loss) on
  security transactions                  (10,098)               (33,701)
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (370,759)              (184,363)
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (388,748)              (214,448)
                                     -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                72,372                 34,182
 Net transfers                           120,577                (72,598)
 Surrenders for benefit
  payments and fees                      (26,284)               (20,677)
 Net annuity transactions                     --                     --
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      166,665                (59,093)
                                     -----------            -----------
 Net increase (decrease) in
  net assets                            (222,083)              (273,541)
NET ASSETS:
 Beginning of year                       651,659                884,903
                                     -----------            -----------
 End of year                            $429,576               $611,362
                                     ===========            ===========

(d) Formerly Developing Growth. Change effective May 1, 2008.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MORGAN STANLEY --                                OPPENHEIMER
                                     DIVIDEND           MORGAN STANLEY --           CAPITAL
                                      GROWTH              GLOBAL EQUITY           APPRECIATION
                                     PORTFOLIO              PORTFOLIO               FUND/VA
                                    SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT (A)
---------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,989)               $(5,887)                $(5,592)
 Net realized gain (loss) on
  security transactions                 (16,875)               (31,451)                 (4,376)
 Net realized gain on
  distributions                              --                 41,258                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (113,342)              (348,380)               (364,116)
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (134,206)              (344,460)               (374,084)
                                    -----------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                               11,100                 88,736                 842,621
 Net transfers                         (123,263)                63,997                 623,425
 Surrenders for benefit
  payments and fees                      (5,682)               (14,763)                (34,820)
 Net annuity transactions                    --                     --                      --
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (117,845)               137,970               1,431,226
                                    -----------            -----------            ------------
 Net increase (decrease) in
  net assets                           (252,051)              (206,490)              1,057,142
NET ASSETS:
 Beginning of year                      442,520                604,421                      --
                                    -----------            -----------            ------------
 End of year                           $190,469               $397,931              $1,057,142
                                    ===========            ===========            ============

                                                                                      OPPENHEIMER
                                     OPPENHEIMER             OPPENHEIMER              MAIN STREET
                                  GLOBAL SECURITIES          MAIN STREET               SMALL CAP
                                       FUND/VA                 FUND/VA                  FUND/VA
                                   SUB-ACCOUNT (A)         SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(77,086)                $(4,603)                $(50,844)
 Net realized gain (loss) on
  security transactions                    (6,076)                 (3,469)                  (6,492)
 Net realized gain on
  distributions                                --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (3,622,609)               (230,423)              (2,539,148)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (3,705,771)               (238,495)              (2,596,484)
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                              9,520,398                 740,815                7,007,557
 Net transfers                         10,145,227                 510,620                6,521,806
 Surrenders for benefit
  payments and fees                      (205,366)                (11,462)                (158,653)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    19,460,259               1,239,973               13,370,710
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           15,754,488               1,001,478               10,774,226
NET ASSETS:
 Beginning of year                             --                      --                       --
                                    -------------            ------------            -------------
 End of year                          $15,754,488              $1,001,478              $10,774,226
                                    =============            ============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     OPPENHEIMER               PUTNAM VT
                                        VALUE                 DIVERSIFIED
                                       FUND/VA                INCOME FUND
                                   SUB-ACCOUNT (A)          SUB-ACCOUNT (A)
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(3,469)               $(171,294)
 Net realized gain (loss) on
  security transactions                   (33,239)                 (80,305)
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (162,048)              (7,278,312)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (198,756)              (7,529,911)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                495,953               28,425,206
 Net transfers                            804,929               10,029,953
 Surrenders for benefit
  payments and fees                       (16,776)                (533,779)
 Net annuity transactions                      --                       --
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     1,284,106               37,921,380
                                     ------------            -------------
 Net increase (decrease) in
  net assets                            1,085,350               30,391,469
NET ASSETS:
 Beginning of year                             --                       --
                                     ------------            -------------
 End of year                           $1,085,350              $30,391,469
                                     ============            =============

(a)  From inception May 1, 2008 to December 31, 2008.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                             PUTNAM VT
                                     PUTNAM VT             INTERNATIONAL            PUTNAM VT
                                    GLOBAL ASSET            GROWTH AND            INTERNATIONAL
                                  ALLOCATION FUND           INCOME FUND            EQUITY FUND
                                  SUB-ACCOUNT (A)         SUB-ACCOUNT (A)        SUB-ACCOUNT (A)
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(9,697)               $(2,751)                $(4,991)
 Net realized gain (loss) on
  security transactions                  (34,047)                   289                 (10,836)
 Net realized gain on
  distributions                               --                     --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (425,076)              (156,221)               (259,272)
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (468,820)              (158,683)               (275,099)
                                    ------------            -----------            ------------
UNIT TRANSACTIONS:
 Purchases                             2,388,595                367,589                 709,189
 Net transfers                           439,669                465,806                 393,290
 Surrenders for benefit
  payments and fees                      (37,408)                  (262)                 (8,654)
 Net annuity transactions                     --                     --                      --
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,790,856                833,133               1,093,825
                                    ------------            -----------            ------------
 Net increase (decrease) in
  net assets                           2,322,036                674,450                 818,726
NET ASSETS:
 Beginning of year                            --                     --                      --
                                    ------------            -----------            ------------
 End of year                          $2,322,036               $674,450                $818,726
                                    ============            ===========            ============


                                     PUTNAM VT           JENNISON 20/20
                                     SMALL CAP                FOCUS                JENNISON
                                       VALUE                PORTFOLIO             PORTFOLIO
                                  SUB-ACCOUNT (A)          SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(3,706)              $(10,186)              $(2,511)
 Net realized gain (loss) on
  security transactions                 (11,310)                  (939)                 (825)
 Net realized gain on
  distributions                              --                 34,819                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (150,663)              (280,131)              (54,227)
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (165,679)              (256,437)              (57,563)
                                    -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              507,479                    120                    --
 Net transfers                          302,226                 65,568                    26
 Surrenders for benefit
  payments and fees                      (1,832)               (59,412)               (7,458)
 Net annuity transactions                    --                     --                    --
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     807,873                  6,276                (7,432)
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets                            642,194               (250,161)              (64,995)
NET ASSETS:
 Beginning of year                           --                630,577               153,002
                                    -----------            -----------            ----------
 End of year                           $642,194               $380,416               $88,007
                                    ===========            ===========            ==========

(a)  From inception May 1, 2008 to December 31, 2008.

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                                           PRUDENTIAL
                                     PRUDENTIAL              SERIES
                                        VALUE            INTERNATIONAL
                                      PORTFOLIO              GROWTH
                                     SUB-ACCOUNT        SUB-ACCOUNT (E)
-------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,496)             $ --
 Net realized gain (loss) on
  security transactions                   (1,821)               --
 Net realized gain on
  distributions                           74,286                --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (253,913)               --
                                     -----------              ----
 Net increase (decrease) in
  net assets resulting from
  operations                            (182,944)               --
                                     -----------              ----
UNIT TRANSACTIONS:
 Purchases                                    60                --
 Net transfers                             6,624                --
 Surrenders for benefit
  payments and fees                       (2,980)               --
 Net annuity transactions                     --                --
                                     -----------              ----
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        3,704                --
                                     -----------              ----
 Net increase (decrease) in
  net assets                            (179,240)               --
NET ASSETS:
 Beginning of year                       416,338                --
                                     -----------              ----
 End of year                            $237,098              $ --
                                     ===========              ====

(e)  Sub-Account option not funded at December 31,2008.

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    VAN KAMPEN --                                      WELLS FARGO
                                     UIF GROWTH              VAN KAMPEN --            ADVANTAGE VT
                                     AND INCOME              UIF COMSTOCK                 ASSET
                                      PORTFOLIO                PORTFOLIO             ALLOCATION FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(46,316)                 $18,286                   $5,827
 Net realized gain (loss) on
  security transactions                  (205,896)                (136,153)                   6,089
 Net realized gain on
  distributions                           379,043                  186,674                  112,920
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (6,681,795)              (1,570,715)                (637,766)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (6,554,964)              (1,501,908)                (512,930)
                                    -------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                              6,466,262                  263,729                       --
 Net transfers                         13,554,478                  (34,168)                  (3,407)
 Surrenders for benefit
  payments and fees                      (601,644)                (242,652)                (512,569)
 Net annuity transactions                      --                       --                       --
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    19,419,096                  (13,091)                (515,976)
                                    -------------            -------------            -------------
 Net increase (decrease) in
  net assets                           12,864,132               (1,514,999)              (1,028,906)
NET ASSETS:
 Beginning of year                     11,757,904                3,997,505                2,145,075
                                    -------------            -------------            -------------
 End of year                          $24,622,036               $2,482,506               $1,116,169
                                    =============            =============            =============

                                     WELLS FARGO              WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT             ADVANTAGE VT
                                    TOTAL RETURN                EQUITY               C&B LARGE CAP
                                      BOND FUND               INCOME FUND              VALUE FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $208,213                   $1,739                 $(3,344)
 Net realized gain (loss) on
  security transactions                   (19,733)                 (79,705)                (51,428)
 Net realized gain on
  distributions                                --                  429,495                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (183,502)              (1,533,844)               (595,378)
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                                4,978               (1,182,315)               (650,150)
                                    -------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                209,062                   22,925                 226,640
 Net transfers                            188,331                  (56,448)                464,263
 Surrenders for benefit
  payments and fees                    (1,105,885)                (330,036)               (116,289)
 Net annuity transactions                      --                       --                      --
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (708,492)                (363,559)                574,614
                                    -------------            -------------            ------------
 Net increase (decrease) in
  net assets                             (703,514)              (1,545,874)                (75,536)
NET ASSETS:
 Beginning of year                      7,485,802                3,311,325               1,264,708
                                    -------------            -------------            ------------
 End of year                           $6,782,288               $1,765,451              $1,189,172
                                    =============            =============            ============

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2008

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                    ADVANTAGE VT            ADVANTAGE VT
                                    LARGE COMPANY           INTERNATIONAL
                                      CORE FUND               CORE FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,063)                  $4,313
 Net realized gain (loss) on
  security transactions                  (16,522)                 (27,792)
 Net realized gain on
  distributions                               --                  497,726
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (52,315)              (1,799,408)
                                     -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (69,900)              (1,325,161)
                                     -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                     4                   13,287
 Net transfers                          (170,238)                 100,571
 Surrenders for benefit
  payments and fees                      (23,622)                (220,512)
 Net annuity transactions                     --                       --
                                     -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (193,856)                (106,654)
                                     -----------            -------------
 Net increase (decrease) in
  net assets                            (263,756)              (1,431,815)
NET ASSETS:
 Beginning of year                       336,762                3,107,713
                                     -----------            -------------
 End of year                             $73,006               $1,675,898
                                     ===========            =============

THE ACCOMPANYING NOTES ARE IN AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO              WELLS FARGO
                                    ADVANTAGE VT             ADVANTAGE VT            ADVANTAGE VT
                                    LARGE COMPANY               MONEY                  SMALL CAP
                                     GROWTH FUND             MARKET FUND              GROWTH FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(47,253)                 $9,338                 $(57,507)
 Net realized gain (loss) on
  security transactions                   (66,522)                     --                  (38,367)
 Net realized gain on
  distributions                                --                      --                  906,657
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,280,788)                   (465)              (2,414,168)
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,394,563)                  8,873               (1,603,385)
                                    -------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  9,345                      --                  114,897
 Net transfers                           (142,221)              3,437,264                  556,754
 Surrenders for benefit
  payments and fees                      (349,550)               (774,098)                (304,768)
 Net annuity transactions                      --                      --                       --
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (482,426)              2,663,166                  366,883
                                    -------------            ------------            -------------
 Net increase (decrease) in
  net assets                           (1,876,989)              2,672,039               (1,236,502)
NET ASSETS:
 Beginning of year                      3,702,563               3,310,153                3,508,436
                                    -------------            ------------            -------------
 End of year                           $1,825,574              $5,982,192               $2,271,934
                                    =============            ============            =============

                                                           WELLS FARGO
                                    WELLS FARGO           ADVANTAGE VT           WELLS FARGO
                                   ADVANTAGE VT           SMALL/MID CAP          ADVANTAGE VT
                                  DISCOVERY FUND           VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(22,075)              $(13,654)                 $702
 Net realized gain (loss) on
  security transactions                 (19,873)               (15,577)              (19,156)
 Net realized gain on
  distributions                              --                151,108                34,384
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (628,303)              (503,745)              (96,253)
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                           (670,251)              (381,868)              (80,323)
                                    -----------            -----------            ----------
UNIT TRANSACTIONS:
 Purchases                                9,269                  8,728                    --
 Net transfers                          843,454                 88,759               147,771
 Surrenders for benefit
  payments and fees                     (55,070)               (23,887)               (4,537)
 Net annuity transactions                    --                     --                    --
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     797,653                 73,600               143,234
                                    -----------            -----------            ----------
 Net increase (decrease) in
  net assets                            127,402               (308,268)               62,911
NET ASSETS:
 Beginning of year                      807,953                876,782                54,346
                                    -----------            -----------            ----------
 End of year                           $935,355               $568,514              $117,257
                                    ===========            ===========            ==========

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2009

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Seven (the "Account") is a separate investment account within Hartford Life and Annuity Insurance Company (the "Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contract owners of the Company in various mutual funds (the "Funds") as directed by the contract owners.

    The Account invests in the following sub-accounts (collectively, the "Sub-Accounts"): the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, AIM V.I. Basic Value Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Core Equity Fund, AIM V.I. Government Securities Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Small Cap Equity Fund, AIM V.I. Large Cap Growth Fund, AIM V.I. Capital Development Fund, AIM V.I. PowerShares ETF Allocation Fund, American Funds Global Bond Fund, American Funds Global Growth and Income Fund, American Funds Asset Allocation Fund, American Funds Blue Chip Income and Growth Fund, American Funds Bond Fund, American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds New World Fund, American Funds Global Small Capitalization Fund, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Franklin Rising Dividends Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Templeton Global Asset Allocation Fund, Templeton Growth Securities Fund, Mutual Global Discovery Securities Fund, Franklin Flex Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Templeton Global Bond Securities Fund, Hartford Advisers HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Fundamental Growth HLS Fund, Hartford Global Equity HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Growth HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Hartford Value Opportunities HLS Fund, Hartford Equity Income HLS Fund, American Funds Asset Allocation HLS Fund, American Funds Blue Chip Income and Growth HLS Fund, American Funds Bond HLS Fund, American Funds Global Bond HLS Fund, American Funds Global Growth and Income HLS Fund, American Funds Global Growth HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds Growth-Income HLS Fund, American Funds International HLS Fund, American Funds New World HLS Fund, Lord Abbett All Value Fund, Lord Abbett America's Value Portfolio, Lord Abbett Bond-Debenture Portfolio, Lord Abbett Growth & Income Portfolio, MFS Core Equity Series, MFS Growth Series, MFS Global Equity Series, MFS High Income Series, MFS Investors Growth Stock Series, MFS Investors Trust Series, MFS Mid Cap Growth Series, MFS New Discovery Series, MFS Total Return Series, MFS Value Series, MFS Research Bond Series, MFS Research International Series, MFS Research Series, BlackRock Global Growth V.I. Fund, BlackRock Large Cap Growth V.I. Fund, Van Kampen -- UIF International Growth Equity Portfolio, Van Kampen -- UIF Mid Cap Growth Portfolio, Van Kampen -- UIF U.S. Mid Cap Value Portfolio, Morgan Stanley -- Focus Growth Portfolio, Morgan Stanley -- Capital Opportunities Portfolio, Morgan Stanley -- Mid Cap Growth Portfolio, Morgan Stanley -- Flexible Income Portfolio, Morgan Stanley -- Dividend Growth Portfolio, *Morgan Stanley -- Global Equity Portfolio, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund/VA, Oppenheimer Main Street Small Cap Fund/VA, Oppenheimer Value Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT International Growth and Income Fund, Putnam VT International Equity Fund, Putnam VT Small Cap Value, Putnam VT Voyager, Putnam VT Equity Income Fund, Jennison 20/20 Focus Portfolio, Jennison Portfolio, Prudential Value Portfolio, Van

-------------------------------------------------------------------------------

    Kampen -- UIF Growth and Income Portfolio, Van Kampen -- UIF Comstock Portfolio, Wells Fargo Advantage VT Asset Allocation Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Equity Income Fund, Wells Fargo Advantage VT C&B Large Cap Value Fund, Wells Fargo Advantage VT Large Company Core Fund, Wells Fargo Advantage VT International Core Fund, Wells Fargo Advantage VT Large Company Growth Fund, Wells Fargo Advantage VT Money Market Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Small/Mid Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

       * These funds were liquidated during 2009, as a result, are not presented in the statements of assets and liabilities.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America:

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the last in, first out method. Dividend and net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no Federal income taxes are payable with respect to the operations of the Account.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate is fair value measurements. Actual results could vary from the amounts derived from management's estimates.

       e) SUBSEQUENT EVENTS -- Management has evaluated events subsequent to December 31, 2009 and through the Account's financial statement issuance date of February 23, 2010, noting there are no subsequent events requiring disclosure. Management has not evaluated subsequent events after that date for presentation in these financial statements.

       f) MORTALITY RISK -- Net assets allocated to contracts in the annuity period are computed according to the 1983a Individual Annuitant Mortality Table and the Annuity 2000 Table. The Mortality Risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

       g) FAIR VALUE MEASUREMENTS -- The Account's investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the closing net asset value as determined by the appropriate Fund, which in turn value their investment securities at fair value, as of December 31, 2009.

       For financial instruments that are carried at fair value a hierarchy is used to place the instruments into three broad levels (Level 1, 2 or 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       LEVEL 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open ended management investment companies ("mutual funds").

       LEVEL 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       LEVEL 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

       determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2009, the Account invests in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Account.

       h) ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES -- Management has continued to evaluate the application of ASC 740-10 to the Account to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this review, the Account has determined no reserves for uncertain tax positions were required to have been recorded as a result of the adoption of ASC 740-10. The Account is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The 2007 through 2009 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Certain amounts are deducted from the contracts, as described below:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Company, as issuer of variable annuity contracts, provides the mortality and expense undertakings and, with respect to the Account, receives a maximum annual fee of 1.55% of the Account's average daily net assets.

       b) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 3.5% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed on partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       c) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.20% of the contract's value.

       d) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

       e) DISTRIBUTION CHARGE -- A distribution charge of 0.75% may be charged to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own distribution charge schedule. The distribution charge is reduced to 0.0% after the completion of eight years after each respective premium payment. There were no distribution charges as of December 31, 2009.

       f) RIDER CHARGES -- The Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statement of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Footnote 6, Financial Highlights.

-------------------------------------------------------------------------------

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2009 were as follows:

                                             PURCHASES          PROCEEDS
SUB-ACCOUNT                                   AT COST          FROM SALES
----------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth
 Strategy Portfolio                            $15,556,145        $4,264,123
AllianceBernstein VPS International
 Value Portfolio                                17,573,837         4,408,440
AllianceBernstein VPS Small/Mid Cap
 Value Portfolio                                 4,553,100         3,280,627
AllianceBernstein VPS Value Portfolio              599,398           187,098
AllianceBernstein VPS International
 Growth Portfolio                                3,623,852         1,391,175
AIM V.I. Basic Value Fund                       34,850,462        24,977,939
AIM V.I. Capital Appreciation Fund               9,595,703        12,701,133
AIM V.I. Core Equity Fund                       42,625,038        49,281,123
AIM V.I. Government Securities Fund            272,419,055       494,312,384
AIM V.I. International Growth Fund              46,513,234        28,855,121
AIM V.I. Mid Cap Core Equity Fund               36,097,995        51,637,922
AIM V.I. Small Cap Equity Fund                  28,142,690        32,567,494
AIM V.I. Large Cap Growth Fund                  10,383,995        14,316,402
AIM V.I. Capital Development Fund               17,131,996        12,738,529
AIM V.I. PowerShares ETF Allocation Fund        10,090,205           632,353
American Funds Global Bond Fund                 88,197,123        77,252,813
American Funds Global Growth and Income
 Fund                                           53,686,406        71,519,039
American Funds Asset Allocation Fund            78,223,582       222,953,716
American Funds Blue Chip Income and
 Growth Fund                                    43,141,653       131,513,290
American Funds Bond Fund                       234,754,922       175,090,941
American Funds Global Growth Fund               51,635,501       104,678,667
American Funds Growth Fund                     110,924,140       393,722,773
American Funds Growth-Income Fund              104,197,621       394,481,204
American Funds International Fund               65,661,601       148,191,397
American Funds New World Fund                   73,886,208        73,195,528
American Funds Global Small
 Capitalization Fund                            60,084,401        61,016,424
Fidelity VIP Growth Portfolio                    3,737,495         3,130,031
Fidelity VIP Contrafund Portfolio               26,574,172         7,806,637
Fidelity VIP Mid Cap Portfolio                  34,531,926         6,162,340
Fidelity VIP Value Strategies Portfolio          5,163,985         1,942,301
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                            647,901           836,180
Franklin Rising Dividends Securities
 Fund                                           32,001,957       101,361,824
Franklin Income Securities Fund                307,835,300       278,302,723
Franklin Large Cap Growth Securities
 Fund                                           13,876,800        27,932,100
Franklin Global Real Estate Securities
 Fund                                            1,844,113         2,599,604
Franklin Small-Mid Cap Growth Securities
 Fund                                           43,087,167        51,990,431
Franklin Small Cap Value Securities Fund        35,134,324        38,142,538
Franklin Strategic Income Securities
 Fund                                          277,684,702       123,439,367
Mutual Shares Securities Fund                  104,846,143       180,320,442
Templeton Developing Markets Securities
 Fund                                           79,778,466        38,439,132
Templeton Foreign Securities Fund               81,553,658       110,319,608
Templeton Global Asset Allocation Fund           1,575,361         2,434,510
Templeton Growth Securities Fund                48,700,794       108,465,143
Mutual Global Discovery Securities Fund         96,241,744        80,127,179
Franklin Flex Cap Growth Securities Fund        15,241,202        12,694,036

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                             PURCHASES          PROCEEDS
SUB-ACCOUNT                                   AT COST          FROM SALES
----------------------------------------------------------------------------
Franklin Large Cap Value Securities Fund       $10,609,155       $10,198,075
Templeton Global Bond Securities Fund           63,030,900         6,171,154
Hartford Advisers HLS Fund                       7,551,270         1,960,488
Hartford Total Return Bond HLS Fund            347,255,803        11,007,196
Hartford Capital Appreciation HLS Fund         255,218,825        35,867,653
Hartford Dividend and Growth HLS Fund          184,980,213        14,881,082
Hartford Fundamental Growth HLS Fund             1,843,319           338,596
Hartford Global Equity HLS Fund                    313,570            55,212
Hartford Global Growth HLS Fund                    844,084           366,960
Hartford Disciplined Equity HLS Fund            40,255,912         1,938,635
Hartford Growth HLS Fund                         7,296,050           665,582
Hartford Growth Opportunities HLS Fund          64,851,541         8,506,416
Hartford High Yield HLS Fund                    33,504,267         7,898,386
Hartford International Growth HLS Fund           1,745,315           445,314
Hartford International Opportunities HLS
 Fund                                            8,762,038         2,155,233
Hartford MidCap Growth HLS Fund                  6,870,516         1,916,863
Hartford Money Market HLS Fund                 536,813,010     1,182,205,182
Hartford Small Company HLS Fund                  5,398,355         1,563,860
Hartford SmallCap Growth HLS Fund                2,156,369           827,675
Hartford Stock HLS Fund                          1,300,209           379,135
Hartford U.S. Government Securities HLS
 Fund                                           45,910,159        31,416,844
Hartford Value HLS Fund                          3,612,489           966,172
Hartford Value Opportunities HLS Fund            2,105,277         1,178,990
Hartford Equity Income HLS Fund                  6,972,360           942,026
American Funds Asset Allocation HLS Fund        16,017,141         5,024,848
American Funds Blue Chip Income and
 Growth HLS Fund                                10,679,039         2,435,119
American Funds Bond HLS Fund                    93,298,117         7,319,657
American Funds Global Bond HLS Fund             16,089,955         3,734,408
American Funds Global Growth and Income
 HLS Fund                                       23,047,836         4,889,269
American Funds Global Growth HLS Fund           10,208,851         4,019,022
American Funds Global Small
 Capitalization HLS Fund                        25,952,959         5,948,075
American Funds Growth HLS Fund                  98,623,362        13,411,224
American Funds Growth-Income HLS Fund           57,884,677         7,508,924
American Funds International HLS Fund           69,832,567        11,765,067
American Funds New World HLS Fund               22,803,592         5,763,463
Lord Abbett All Value Fund                           7,580                 2
Lord Abbett America's Value Portfolio            8,112,602         2,247,485
Lord Abbett Bond-Debenture Portfolio            42,901,918         5,436,097
Lord Abbett Growth & Income Portfolio            4,344,232         1,217,087
MFS Core Equity Series                           1,395,043         4,686,823
MFS Growth Series                               13,159,068        14,047,520
MFS Global Equity Series                         3,656,348         6,245,516
MFS High Income Series                         110,814,762        57,054,189
MFS Investors Growth Stock Series                5,850,188        11,577,040
MFS Investors Trust Series                      31,845,352        59,932,244
MFS Mid Cap Growth Series                       23,639,503        19,919,966
MFS New Discovery Series                        51,620,378        74,490,971
MFS Total Return Series                        110,969,347       172,496,999

-------------------------------------------------------------------------------

                                             PURCHASES          PROCEEDS
SUB-ACCOUNT                                   AT COST          FROM SALES
----------------------------------------------------------------------------
MFS Value Series                               $86,491,052       $41,082,176
MFS Research Bond Series                       149,944,526        43,372,072
MFS Research International Series                9,154,694        14,544,059
MFS Research Series                             10,112,919         7,685,400
BlackRock Global Growth V.I. Fund                  251,236           332,741
BlackRock Large Cap Growth V.I. Fund               104,439           219,858
Van Kampen -- UIF International Growth
 Equity Portfolio                                   44,952           149,275
Van Kampen -- UIF Mid Cap Growth
 Portfolio                                      12,901,657         6,570,306
Van Kampen -- UIF U.S. Mid Cap Value
 Portfolio                                       6,143,298         1,748,448
Morgan Stanley -- Focus Growth Portfolio           132,355            86,773
Morgan Stanley -- Capital Opportunities
 Portfolio                                         265,016           753,609
Morgan Stanley -- Mid Cap Growth
 Portfolio                                         168,967            97,855
Morgan Stanley -- Flexible Income
 Portfolio                                         169,547            50,746
Morgan Stanley -- Dividend Growth
 Portfolio                                          41,292            88,438
Morgan Stanley -- Global Equity
 Portfolio                                          18,710           379,105
Oppenheimer Capital Appreciation Fund/VA         2,306,880         1,296,454
Oppenheimer Global Securities Fund/VA            9,775,642         3,224,928
Oppenheimer Main Street Fund/VA                  1,192,269           534,375
Oppenheimer Main Street Small Cap
 Fund/VA                                        14,474,846         2,815,683
Oppenheimer Value Fund/VA                          909,688           540,085
Putnam VT Diversified Income Fund               55,948,846         9,357,619
Putnam VT Global Asset Allocation Fund           3,980,630           904,175
Putnam VT International Growth and
 Income Fund                                       607,611           201,597
Putnam VT International Equity Fund                747,785           240,504
Putnam VT Small Cap Value                        1,273,526           736,906
Putnam VT Voyager                                    4,752                 1
Putnam VT Equity Income Fund                           864                --
Jennison 20/20 Focus Portfolio                       4,954            69,270
Jennison Portfolio                                     396             6,936
Prudential Value Portfolio                           7,511            35,523
Van Kampen -- UIF Growth and Income
 Portfolio                                      19,445,531         3,442,980
Van Kampen -- UIF Comstock Portfolio               195,815           320,186
Wells Fargo Advantage VT Asset
 Allocation Fund                                    29,132           211,225
Wells Fargo Advantage VT Total Return
 Bond Fund                                       2,009,319         1,902,802
Wells Fargo Advantage VT Equity Income
 Fund                                              222,371           272,342
Wells Fargo Advantage VT C&B Large Cap
 Value Fund                                        200,041           270,134
Wells Fargo Advantage VT Large Company
 Core Fund                                           1,161            32,482
Wells Fargo Advantage VT International
 Core Fund                                         256,489           245,640
Wells Fargo Advantage VT Large Company
 Growth Fund                                       122,306           446,499
Wells Fargo Advantage VT Money Market
 Fund                                            1,884,216         3,523,987
Wells Fargo Advantage VT Small Cap
 Growth Fund                                       190,469           525,601
Wells Fargo Advantage VT Discovery Fund             84,667           122,109
Wells Fargo Advantage VT Small/Mid Cap
 Value Fund                                         63,250           273,917
Wells Fargo Advantage VT Opportunity
 Fund                                                3,659            21,629
                                          ----------------  ----------------
                                            $5,608,032,350    $5,739,373,975
                                          ================  ================

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2009 were as follows:

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                         1,978,831        518,537       1,460,294
AllianceBernstein VPS
 International Value
 Portfolio                         3,178,428        697,753       2,480,675
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           596,810        459,202         137,608
AllianceBernstein VPS Value
 Portfolio                            88,230         27,759          60,471
AllianceBernstein VPS
 International Growth
 Portfolio                           544,920        213,671         331,249
AIM V.I. Basic Value Fund         40,221,759     29,187,087      11,034,672
AIM V.I. Capital Appreciation
 Fund                              9,591,750     13,237,758      (3,646,008)
AIM V.I. Core Equity Fund          4,498,376      5,108,951        (610,575)
AIM V.I. Government
 Securities Fund                 165,951,142    392,036,032    (226,084,890)
AIM V.I. International Growth
 Fund                             19,245,624     17,766,600       1,479,024
AIM V.I. Mid Cap Core Equity
 Fund                             23,388,903     37,396,066     (14,007,163)
AIM V.I. Small Cap Equity
 Fund                              3,081,771      3,322,622        (240,851)
AIM V.I. Large Cap Growth
 Fund                              1,328,163      1,747,109        (418,946)
AIM V.I. Capital Development
 Fund                              3,134,187      2,256,390         877,797
AIM V.I. PowerShares ETF
 Allocation Fund                     837,955         50,499         787,456
American Funds Global Bond
 Fund                              7,465,182      6,701,133         764,049
American Funds Global Growth
 and Income Fund                   5,621,147      8,857,775      (3,236,628)
American Funds Asset
 Allocation Fund                   5,236,214     20,471,611     (15,235,397)
American Funds Blue Chip
 Income and Growth Fund           39,648,953    158,442,266    (118,793,313)
American Funds Bond Fund          16,053,977     12,841,724       3,212,253
American Funds Global Growth
 Fund                              4,210,816      9,191,198      (4,980,382)
American Funds Growth Fund        12,925,987     43,344,655     (30,418,668)
American Funds Growth-Income
 Fund                              7,232,521     38,054,002     (30,821,481)
American Funds International
 Fund                              4,696,437     12,844,870      (8,148,433)
American Funds New World Fund      3,748,546      3,884,510        (135,964)
American Funds Global Small
 Capitalization Fund               4,845,640      4,787,961          57,679
Fidelity VIP Growth Portfolio        674,806        517,944         156,862
Fidelity VIP Contrafund
 Portfolio                         3,932,988      1,003,702       2,929,286
Fidelity VIP Mid Cap
 Portfolio                         4,736,639        782,422       3,954,217
Fidelity VIP Value Strategies
 Portfolio                           717,940        353,155         364,785
Fidelity VIP Dynamic Capital
 Appreciation Portfolio               94,964        125,069         (30,105)
Franklin Rising Dividends
 Securities Fund                   2,396,018      8,898,489      (6,502,471)
Franklin Income Securities
 Fund                             16,820,309     21,825,560      (5,005,251)
Franklin Large Cap Growth
 Securities Fund                   1,497,843      3,100,664      (1,602,821)
Franklin Global Real Estate
 Securities Fund                      73,627        222,427        (148,800)
Franklin Small-Mid Cap Growth
 Securities Fund                   6,101,615      6,676,767        (575,152)
Franklin Small Cap Value
 Securities Fund                   4,859,389      6,496,266      (1,636,877)
Franklin Strategic Income
 Securities Fund                  17,711,736      7,907,675       9,804,061
Mutual Shares Securities Fund     10,268,564     15,095,120      (4,826,556)
Templeton Developing Markets
 Securities Fund                   5,334,643      2,483,244       2,851,399
Templeton Foreign Securities
 Fund                              5,496,467     10,587,189      (5,090,722)
Templeton Global Asset
 Allocation Fund                      55,663        184,730        (129,067)
Templeton Growth Securities
 Fund                              4,223,592     10,990,834      (6,767,242)
Mutual Global Discovery
 Securities Fund                   6,115,130      4,728,510       1,386,620
Franklin Flex Cap Growth
 Securities Fund                   1,886,383      1,437,122         449,261

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Franklin Large Cap Value
 Securities Fund                   1,429,162      1,328,900         100,262
Templeton Global Bond
 Securities Fund                   5,104,404        551,668       4,552,736
Hartford Advisers HLS Fund           921,033        251,366         669,667
Hartford Total Return Bond
 HLS Fund                         34,255,924      1,086,379      33,169,545
Hartford Capital Appreciation
 HLS Fund                         39,094,966      4,722,585      34,372,381
Hartford Dividend and Growth
 HLS Fund                         24,642,031      1,810,198      22,831,833
Hartford Fundamental Growth
 HLS Fund                            235,624         48,281         187,343
Hartford Global Equity HLS
 Fund                                 42,214          7,258          34,956
Hartford Global Growth HLS
 Fund                                139,417         59,660          79,757
Hartford Disciplined Equity
 HLS Fund                          5,469,965        252,227       5,217,738
Hartford Growth HLS Fund           1,001,601         88,250         913,351
Hartford Growth Opportunities
 HLS Fund                         10,121,569      1,164,418       8,957,151
Hartford High Yield HLS Fund       3,245,288        784,860       2,460,428
Hartford International Growth
 HLS Fund                            319,907         76,126         243,781
Hartford International
 Opportunities HLS Fund            1,265,339        296,597         968,742
Hartford MidCap Growth HLS
 Fund                                995,358        278,758         716,600
Hartford Money Market HLS
 Fund                            362,306,312    948,827,127    (586,520,815)
Hartford Small Company HLS
 Fund                                808,684        202,688         605,996
Hartford SmallCap Growth HLS
 Fund                                284,472        104,235         180,237
Hartford Stock HLS Fund              170,856         48,076         122,780
Hartford U.S. Government
 Securities HLS Fund               4,784,238      3,233,998       1,550,240
Hartford Value HLS Fund              480,167        133,686         346,481
Hartford Value Opportunities
 HLS Fund                            274,222        179,957          94,265
Hartford Equity Income HLS
 Fund                                862,691        117,049         745,642
American Funds Asset
 Allocation HLS Fund               2,047,071        643,083       1,403,988
American Funds Blue Chip
 Income and Growth HLS Fund        1,519,670        332,941       1,186,729
American Funds Bond HLS Fund       9,780,127        756,440       9,023,687
American Funds Global Bond
 HLS Fund                          1,563,558        358,807       1,204,751
American Funds Global Growth
 and Income HLS Fund               3,515,994        670,706       2,845,288
American Funds Global Growth
 HLS Fund                          1,313,995        511,728         802,267
American Funds Global Small
 Capitalization HLS Fund           4,087,941        858,025       3,229,916
American Funds Growth HLS
 Fund                             14,902,850      1,846,180      13,056,670
American Funds Growth-Income
 HLS Fund                          8,269,031        995,296       7,273,735
American Funds International
 HLS Fund                          9,861,236      1,505,370       8,355,866
American Funds New World HLS
 Fund                              3,101,171        778,996       2,322,175
Lord Abbett All Value Fund               700             --             700
Lord Abbett America's Value
 Portfolio                           941,692        259,241         682,451
Lord Abbett Bond-Debenture
 Portfolio                         4,067,173        561,092       3,506,081
Lord Abbett Growth & Income
 Portfolio                           655,471        164,864         490,607
MFS Core Equity Series               177,291        748,909        (571,618)
MFS Growth Series                  2,092,505      2,383,275        (290,770)
MFS Global Equity Series             281,394        540,307        (258,913)
MFS High Income Series             9,713,215      5,257,851       4,455,364
MFS Investors Growth Stock
 Series                              977,606      1,919,079        (941,473)
MFS Investors Trust Series         3,842,905      7,674,511      (3,831,606)
MFS Mid Cap Growth Series          6,897,337      5,333,472       1,563,865
MFS New Discovery Series           6,257,012      8,805,560      (2,548,548)
MFS Total Return Series            7,585,466     14,229,169      (6,643,703)

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                   UNITS          UNITS       NET INCREASE
SUB-ACCOUNT                       ISSUED        REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
MFS Value Series                   9,749,631      3,303,268       6,446,363
MFS Research Bond Series          13,692,833      3,949,237       9,743,596
MFS Research International
 Series                              886,736      1,418,061        (531,325)
MFS Research Series                1,134,852        856,116         278,736
BlackRock Global Growth V.I.
 Fund                                 24,650         33,960          (9,310)
BlackRock Large Cap Growth
 V.I. Fund                            14,198         28,988         (14,790)
Van Kampen -- UIF
 International Growth Equity
 Portfolio                             4,955         18,967         (14,012)
Van Kampen -- UIF Mid Cap
 Growth Portfolio                  1,894,586        838,822       1,055,764
Van Kampen -- UIF U.S. Mid
 Cap Value Portfolio                 861,145        213,893         647,252
Morgan Stanley -- Focus
 Growth Portfolio                     26,854         15,776          11,078
Morgan Stanley -- Capital
 Opportunities Portfolio              86,983        217,009        (130,026)
Morgan Stanley -- Mid Cap
 Growth Portfolio                     19,546         13,138           6,408
Morgan Stanley -- Flexible
 Income Portfolio                     12,332          4,090           8,242
Morgan Stanley -- Dividend
 Growth Portfolio                      5,924          9,259          (3,335)
Oppenheimer Capital
 Appreciation Fund/VA                330,828        167,509         163,319
Oppenheimer Global Securities
 Fund/VA                           1,312,340        394,544         917,796
Oppenheimer Main Street
 Fund/VA                             171,476         68,140         103,336
Oppenheimer Main Street Small
 Cap Fund/VA                       1,964,056        374,969       1,589,087
Oppenheimer Value Fund/VA            119,969         79,182          40,787
Putnam VT Diversified Income
 Fund                              6,050,423      1,061,889       4,988,534
Putnam VT Global Asset
 Allocation Fund                     506,689        116,286         390,403
Putnam VT International
 Growth and Income Fund              102,377         30,862          71,515
Putnam VT International
 Equity Fund                         119,036         39,100          79,936
Putnam VT Small Cap Value            169,140         90,590          78,550
Putnam VT Voyager                        375             --             375
Putnam VT Equity Income Fund              71             --              71
Jennison 20/20 Focus
 Portfolio                             4,468         64,037         (59,569)
Jennison Portfolio                       211          5,761          (5,550)
Prudential Value Portfolio             3,332         38,329         (34,997)
Van Kampen -- UIF Growth and
 Income Portfolio                  2,544,974        353,365       2,191,609
Van Kampen -- UIF Comstock
 Portfolio                             8,611         26,029         (17,418)
Wells Fargo Advantage VT
 Asset Allocation Fund                10,297        215,556        (205,259)
Wells Fargo Advantage VT
 Total Return Bond Fund              705,388      1,370,078        (664,690)
Wells Fargo Advantage VT
 Equity Income Fund                  208,482        289,016         (80,534)
Wells Fargo Advantage VT C&B
 Large Cap Value Fund                216,991        263,126         (46,135)
Wells Fargo Advantage VT
 Large Company Core Fund                             49,531         (49,531)
Wells Fargo Advantage VT
 International Core Fund             253,932        259,411          (5,479)
Wells Fargo Advantage VT
 Large Company Growth Fund           140,201        543,349        (403,148)
Wells Fargo Advantage VT
 Money Market Fund                 1,856,326      3,370,710      (1,514,384)
Wells Fargo Advantage VT
 Small Cap Growth Fund               195,487        466,824        (271,337)
Wells Fargo Advantage VT
 Discovery Fund                        8,813         10,655          (1,842)
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund              6,103         34,788         (28,685)
Wells Fargo Advantage VT
 Opportunity Fund                        470          2,578          (2,108)

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2008 were as follows:

                                  UNITS           UNITS       NET INCREASE
SUB-ACCOUNT                      ISSUED         REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS
 Balanced Wealth Strategy
 Portfolio                         1,682,635         45,380       1,637,255
AllianceBernstein VPS
 International Value
 Portfolio                         3,011,622         50,200       2,961,422
AllianceBernstein VPS
 Small/Mid Cap Value
 Portfolio                           931,798         94,277         837,521
AllianceBernstein VPS Value
 portfolio                           220,556        123,964          96,592
AllianceBernstein VPS
 International Growth
 Portfolio                         1,116,758         47,240       1,069,518
AIM V.I. Basic Value Fund         17,460,451     46,919,462     (29,459,011)
AIM V.I. Capital
 Appreciation Fund                17,938,406     37,135,950     (19,197,544)
AIM V.I. Core Equity Fund          2,525,939      6,763,907      (4,237,968)
AIM V.I. Government
 Securities Fund                 431,053,324    240,354,218     190,699,106
AIM V.I. International
 Growth Fund                      34,400,075     27,690,507       6,709,568
AIM V.I. Mid Cap Core
 Equity Fund                      27,812,510     62,433,259     (34,620,749)
AIM V.I. Small Cap Equity
 Fund                              6,186,816      3,121,034       3,065,782
AIM V.I. Large Cap Growth
 Fund                                889,966      1,801,590        (911,624)
AIM V.I. Capital
 Development Fund                    376,446         81,512         294,934
AIM V.I. PowerShares ETF
 Allocation Fund                      24,127             10          24,117
American Funds Global Bond
 Fund                             27,604,842     10,973,763      16,631,079
American Funds Global
 Growth and Income Fund           20,777,533      8,253,081      12,524,452
American Funds Asset
 Allocation Fund                  11,344,730     28,034,809     (16,690,079)
American Funds Blue Chip
 Income and Growth Fund           78,727,467    218,922,192    (140,194,725)
American Funds Bond Fund          16,644,685     21,498,579      (4,853,894)
American Funds Global
 Growth Fund                       5,559,195     11,568,153      (6,008,958)
American Funds Growth Fund        25,071,201     53,569,995     (28,498,794)
American Funds
 Growth-Income Fund               18,302,468     48,081,252     (29,778,784)
American Funds
 International Fund                8,892,479     16,808,314      (7,915,835)
American Funds New World
 Fund                              5,210,789      7,069,066      (1,858,277)
American Funds Global Small
 Capitalization Fund               3,580,936      8,572,043      (4,991,107)
Fidelity VIP Growth
 Portfolio                           675,251        271,458         403,793
Fidelity VIP Contrafund
 Portfolio                         6,800,649        118,057       6,682,592
Fidelity VIP Mid Cap
 Portfolio                         4,357,859        171,114       4,186,745
Fidelity VIP Value
 Strategies Portfolio                429,886          8,184         421,702
Fidelity VIP Dynamic
 Capital Appreciation
 Portfolio                           145,450          1,725         143,725
Franklin Rising Dividends
 Securities Fund                   5,375,745     12,141,313      (6,765,568)
Franklin Income Securities
 Fund                             25,391,157     28,118,869      (2,727,712)
Franklin Large Cap Growth
 Securities Fund                   1,731,529      3,887,124      (2,155,595)
Franklin Global Real Estate
 Securities Fund                      64,820        305,053        (240,233)
Franklin Small-Mid Cap
 Growth Securities Fund            6,213,562      8,381,183      (2,167,621)
Franklin Small Cap Value
 Securities Fund                   9,628,248      1,327,363       8,300,885
Franklin Strategic Income
 Securities Fund                  14,903,296     11,245,668       3,657,628
Mutual Shares Securities
 Fund                             13,399,782     22,387,055      (8,987,273)
Templeton Developing
 Markets Securities Fund           3,566,832      4,893,072      (1,326,240)
Templeton Foreign
 Securities Fund                   6,120,096     12,515,349      (6,395,253)
Templeton Global Asset
 Allocation Fund                      73,080        221,011        (147,931)
Templeton Growth Securities
 Fund                              6,424,152     14,939,406      (8,515,254)
Mutual Discovery Securities
 Fund                              7,032,140      7,524,330        (492,190)
Franklin Flex Cap Growth
 Securities Fund                   2,461,725      2,207,611         254,114
Franklin Large Cap Value
 Securities Fund                   1,841,216      1,547,525         293,691

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                  UNITS           UNITS       NET INCREASE
SUB-ACCOUNT                      ISSUED         REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
Templeton Global Income
 Sercurities Fund                  4,225,876        287,582       3,938,294
Hartford Advisers HLS Fund           504,691         12,746         491,945
Hartford LargeCap Growth
 HLS Fund                            106,285          7,096          99,189
Hartford Total Return Bond
 HLS Fund                         26,298,463      1,519,649      24,778,814
Hartford Capital
 Appreciation HLS Fund            43,994,278        321,325      43,672,953
Hartford Dividend and
 Growth HLS Fund                  22,362,046        264,174      22,097,872
Hartford Fundamental Growth
 HLS Fund                            252,646        108,648         143,998
Hartford Global Equity HLS
 Fund                                 33,485          2,537          30,948
Hartford Global Growth HLS
 Fund                                148,285         22,326         125,959
Hartford Disciplined Equity
 HLS Fund                          4,036,372         47,337       3,989,035
Hartford Growth HLS Fund             531,252         13,069         518,183
Hartford Growth
 Opportunities HLS Fund            8,091,439         82,817       8,008,622
Hartford High Yield HLS
 Fund                                462,370         21,001         441,369
Hartford International
 Growth HLS Fund                     437,328         29,526         407,802
Hartford International
 Opportunities HLS Fund            2,009,974         79,028       1,930,946
Hartford MidCap Growth HLS
 Fund                                435,494         26,109         409,385
Hartford Money Market HLS
 Fund                          1,383,657,556    590,285,327     793,372,229
Hartford Small Company HLS
 Fund                                929,052         25,588         903,464
Hartford SmallCap Growth
 HLS Fund                            235,834         21,129         214,705
Hartford Stock HLS Fund              143,370         18,275         125,095
Hartford U.S. Government
 Securities HLS Fund               3,105,394        167,030       2,938,364
Hartford Value HLS Fund              534,271         46,222         488,049
Hartford Value
 Opportunities HLS Fund              267,751          7,599         260,152
Hartford Equity Income HLS
 Fund                                274,228         33,481         240,747
American Funds Asset
 Allocation HLS Fund               3,035,551         64,811       2,970,740
American Funds Blue Chip
 Income and Growth HLS
 Fund                              1,708,455        106,462       1,601,993
American Funds Bond HLS
 Fund                              6,356,931        324,647       6,032,284
American Funds Global Bond
 HLS Fund                          2,468,029        459,896       2,008,133
American Funds Global
 Growth and Income HLS
 Fund                              6,320,549        125,719       6,194,830
American Funds Global
 Growth HLS Fund                   2,198,708         47,876       2,150,832
American Funds Global Small
 Capitalization HLS Fund           3,439,110         72,029       3,367,081
American Funds Growth HLS
 Fund                             18,070,528        379,536      17,690,992
American Funds
 Growth-Income HLS Fund            9,694,759        258,155       9,436,604
American Funds
 International HLS Fund           11,222,433        194,571      11,027,862
American Funds New World
 HLS Fund                          3,593,271        146,498       3,446,773
Lord Abbett America's Value
 Portfolio                           455,076         14,532         440,544
Lord Abbett Bond-Debenture
 Portfolio                         3,173,912         70,927       3,102,985
Lord Abbett Growth & Income
 Portfolio                         1,072,242         48,906       1,023,336
MFS Core Equity Series               242,353      1,255,105      (1,012,752)
MFS Growth Series                  4,391,326      4,656,228        (264,902)
MFS Global Equity Series             534,008        973,137        (439,129)
MFS High Income Series             4,299,482      5,834,557      (1,535,075)
MFS Investors Growth Stock
 Series                              970,495      3,135,211      (2,164,716)
MFS Investors Trust Series         5,735,647      8,644,796      (2,909,149)
MFS Mid Cap Growth Series          4,783,340      7,318,409      (2,535,069)
MFS New Discovery Series           4,768,894      6,930,508      (2,161,614)
MFS Total Return Series            9,157,847     21,494,645     (12,336,798)
MFS Value Series                  10,454,353      3,190,455       7,263,898

-------------------------------------------------------------------------------

                                  UNITS           UNITS       NET INCREASE
SUB-ACCOUNT                      ISSUED         REDEEMED       (DECREASE)
--------------------------------------------------------------------------------
MFS Research Bond Series          10,425,829      6,338,746       4,087,083
MFS Research International
 Series                            3,240,236      1,467,707       1,772,529
MFS Research Series                3,857,534      4,173,798        (316,264)
BlackRock Global Growth
 V.I. Fund                            33,432         42,450          (9,018)
BlackRock Large Cap Growth
 V.I. Fund                            16,597         41,747         (25,150)
Van Kampen -- UIF
 International Growth
 Equity Portfolio                      7,632          7,055             577
Van Kampen -- UIF Mid Cap
 Growth Portfolio                  1,766,368         40,969       1,725,399
Van Kampen -- UIF U.S. Mid
 Cap Value Portfolio                 866,715        143,534         723,181
Morgan Stanley -- Focus
 Growth Portfolio                     48,081         16,766          31,315
Morgan Stanley -- Capital
 Opportunities Portfolio             282,363        105,884         176,479
Morgan Stanley -- Mid Cap
 Growth Portfolio                     23,961          6,885          17,076
Morgan Stanley -- Flexible
 Income Portfolio                     14,890         22,684          (7,794)
Morgan Stanley -- Dividend
 Growth Portfolio                        934         11,474         (10,540)
Morgan Stanley -- Global
 Equity Portfolio                     24,773         13,512          11,261
Oppenheimer Capital
 Appreciation Fund/VA                185,105          9,732         175,373
Oppenheimer Global
 Securities Fund/VA                2,453,889         41,514       2,412,375
Oppenheimer Main Street
 Fund/VA                             159,278         10,748         148,530
Oppenheimer Main Street
 Small Cap Fund/VA                 1,612,958         16,179       1,596,779
Oppenheimer Value Fund/VA            280,172        108,560         171,612
Putnam VT Diversified
 Income Fund                       4,740,972        458,742       4,282,230
Putnam VT Global Asset
 Allocation Fund                     362,179         26,416         335,763
Putnam VT International
 Growth and Income Fund              118,297          3,597         114,700
Putnam VT International
 Equity Fund                         155,909         20,906         135,003
Putnam VT Small Cap Value            108,038         10,385          97,653
Jennison 20/20 Focus
 Portfolio                            56,175         50,638           5,537
Jennison Portfolio                     2,916         11,773          (8,857)
Prudential Value Portfolio            12,442          9,294           3,148
Prudential Series
 International Growth                     --             --              --
Van Kampen -- UIF Growth
 and Income Portfolio              2,434,468        183,544       2,250,924
Van Kampen -- UIF Comstock
 Portfolio                            41,055         45,038          (3,983)
Wells Fargo Advantage VT
 Asset Allocation Fund               110,686        510,455        (399,769)
Wells Fargo Advantage VT
 Total Return Bond Fund            1,856,800      2,484,515        (627,715)
Wells Fargo Advantage VT
 Equity Income Fund                  209,471        559,955        (350,484)
Wells Fargo Advantage VT
 C&B Large Cap Value Fund            945,223        477,172         468,051
Wells Fargo Advantage VT
 Large Company Core Fund             129,624        323,999        (194,375)
Wells Fargo Advantage VT
 International Core Fund             330,798        391,057         (60,259)
Wells Fargo Advantage VT
 Large Company Growth Fund           418,927      1,015,808        (596,881)
Wells Fargo Advantage VT
 Money Market Fund                 6,149,061      3,520,985       2,628,076
Wells Fargo Advantage VT
 Small Cap Growth Fund               722,933        440,343         282,590
Wells Fargo Advantage VT
 Discovery Fund                       73,044         13,138          59,906
Wells Fargo Advantage VT
 Small/Mid Cap Value Fund             21,790          9,361          12,429
Wells Fargo Advantage VT
 Opportunity Fund                     13,746          2,090          11,656

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair value, contract owners' equity, expense ratios, investment income ratios, and total return showing the minimum and maximum contract charges for each series in each Sub-Account that has outstanding units.

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2009  Lowest contract charges                  242,124     $9.114205        $2,206,770
    Highest contract charges                      4,424     12.721089            56,274
    Remaining contract charges                2,851,001            --        25,876,498
 2008  Lowest contract charges                  118,324      7.429046           879,041
    Highest contract charges                      8,609      7.330877            63,109
    Remaining contract charges                1,510,322            --        11,143,573
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2009  Lowest contract charges                      509      6.886029             3,508
    Highest contract charges                        225     13.862706             3,113
    Remaining contract charges                5,441,363            --        37,572,793
 2008  Lowest contract charges                        2      5.163673                 7
    Highest contract charges                      3,121      5.088962            15,885
    Remaining contract charges                2,958,299            --        15,171,835
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges                      813     13.181415            10,722
    Highest contract charges                        259     15.157142             3,928
    Remaining contract charges                  974,057            --         9,167,968
 2008  Lowest contract charges                   15,019      6.725040           101,003
    Highest contract charges                      1,297      6.627915             8,598
    Remaining contract charges                  821,205            --         5,479,760
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2009  Lowest contract charges                   16,234      7.723828           125,390
    Highest contract charges                        748      7.500797             5,608
    Remaining contract charges                  140,081            --         1,080,307
 2008  Lowest contract charges                    8,071      6.435801            51,946
    Highest contract charges                         81      6.363950               513
    Remaining contract charges                   88,440            --           565,797
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges                   57,600      7.555373           435,189
    Highest contract charges                      1,121     14.530519            16,286
    Remaining contract charges                1,342,046            --        10,127,350
 2008  Lowest contract charges                    2,378      5.477105            13,024
    Highest contract charges                      1,141      5.397825             6,159
    Remaining contract charges                1,065,999            --         5,798,293

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH
 STRATEGY PORTFOLIO
 2009  Lowest contract charges                0.85%             0.85%             23.40%
    Highest contract charges                  2.64%               --              21.14%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.69%             1.93%            (28.64)%
    Highest contract charges                  2.04%             3.40%            (29.40)%
    Remaining contract charges                  --                --                 --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 VALUE PORTFOLIO
 2009  Lowest contract charges                0.73%             3.21%             33.36%
    Highest contract charges                  2.72%             1.75%             30.72%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                  --                --             (52.18)%
    Highest contract charges                  2.08%               --             (52.73)%
    Remaining contract charges                  --                --                 --
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
 VALUE PORTFOLIO
 2009  Lowest contract charges                0.04%               --              31.81%
    Highest contract charges                  2.66%               --              38.86%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.61%               --             (37.77)%
    Highest contract charges                  2.09%               --             (38.49)%
    Remaining contract charges                  --                --                 --
ALLIANCEBERNSTEIN VPS VALUE PORTFOLIO
 2009  Lowest contract charges                0.85%             3.17%             20.01%
    Highest contract charges                  2.42%             3.54%             18.11%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.70%               --             (39.14)%
    Highest contract charges                  1.88%               --             (39.68)%
    Remaining contract charges                  --                --                 --
ALLIANCEBERNSTEIN VPS INTERNATIONAL
 GROWTH PORTFOLIO
 2009  Lowest contract charges                0.85%             4.39%             38.06%
    Highest contract charges                  2.70%               --              35.46%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.63%               --             (47.70)%
    Highest contract charges                  2.06%               --             (48.31)%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE FUND
 2009  Lowest contract charges                1,859,836     $1.080634        $2,009,802
    Highest contract charges                        664     14.813450             9,839
    Remaining contract charges              138,768,097            --       139,564,352
 2008  Lowest contract charges                1,787,631      0.736367         1,316,353
    Highest contract charges                    429,198      0.665662           285,701
    Remaining contract charges              127,377,096            --        88,450,805
 2007  Lowest contract charges                1,750,617      1.539735         2,695,486
    Highest contract charges                    394,205      1.415834           558,128
    Remaining contract charges              156,908,114            --       230,193,431
 2006  Lowest contract charges                1,650,167      1.529265         2,523,543
    Highest contract charges                    119,806      1.430310           171,360
    Remaining contract charges              185,338,421            --       272,750,957
 2005  Lowest contract charges                  550,287      1.362431           749,728
    Highest contract charges                     66,457      1.296106            86,135
    Remaining contract charges              211,003,427            --       279,411,654
AIM V.I. CAPITAL APPRECIATION FUND
 2009  Lowest contract charges                    1,461      7.855750            11,477
    Highest contract charges                      1,181     12.151739            14,346
    Remaining contract charges               53,812,794            --        56,078,218
 2008  Lowest contract charges                       99      6.563072               655
    Highest contract charges                    183,914      0.819924           150,796
    Remaining contract charges               57,277,430            --        49,790,095
 2007  Lowest contract charges                  240,838      1.590673           383,095
    Highest contract charges                    166,005      1.462664           242,810
    Remaining contract charges               76,252,144            --       115,420,120
 2006  Lowest contract charges                  152,187      1.432186           217,946
    Highest contract charges                    166,658      1.339498           223,238
    Remaining contract charges               84,839,131            --       116,918,885
 2005  Lowest contract charges                   18,096      1.358807            24,589
    Highest contract charges                     22,308      1.292664            28,837
    Remaining contract charges               37,821,577            --        49,972,771

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AIM V.I. BASIC VALUE FUND
 2009  Lowest contract charges                0.85%             1.69%             46.75%
    Highest contract charges                  0.39%             1.44%             43.92%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.85%             0.92%            (52.18)%
    Highest contract charges                  2.56%             0.96%            (52.98)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.85%             0.60%              0.69%
    Highest contract charges                  2.53%             1.23%             (1.01)%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.85%             0.55%             12.25%
    Highest contract charges                  2.55%             0.50%             10.35%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             0.30%              9.20%
    Highest contract charges                  2.51%             0.22%              3.08%
    Remaining contract charges                  --                --                 --
AIM V.I. CAPITAL APPRECIATION FUND
 2009  Lowest contract charges                0.85%             0.44%             19.70%
    Highest contract charges                  0.33%             0.58%             17.85%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.53%               --             (37.46)%
    Highest contract charges                  2.56%               --             (43.94)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.85%               --              11.07%
    Highest contract charges                  2.54%               --               9.20%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.85%             0.12%              5.40%
    Highest contract charges                  2.52%             0.21%              3.62%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             0.18%             15.56%
    Highest contract charges                  2.51%             0.10%              6.10%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges                    1,415     $9.264497           $13,111
    Highest contract charges                      4,392     12.697518            55,765
    Remaining contract charges               22,419,337            --       239,925,544
 2008  Lowest contract charges                      264      7.300601             1,927
    Highest contract charges                      8,058      8.328570            67,115
    Remaining contract charges               23,027,397            --       196,163,465
 2007  Lowest contract charges                   28,980     12.834710           371,955
    Highest contract charges                     12,097     12.230262           147,944
    Remaining contract charges               27,232,610            --       339,039,281
 2006  Lowest contract charges                   21,401     11.972479           256,224
    Highest contract charges                      4,234     11.604187            49,137
    Remaining contract charges               30,864,871            --       362,262,126
 2005  Lowest contract charges                       47     10.346561               484
    Highest contract charges                        260     10.204436             2,651
    Remaining contract charges                  127,941            --         1,311,968
AIM V.I. GOVERNMENT SECURITIES FUND
 2009  Lowest contract charges               12,780,063      1.314467        16,798,971
    Highest contract charges                        953     10.041028             9,572
    Remaining contract charges              641,455,713            --       790,708,614
 2008  Lowest contract charges               16,381,247      1.325847        21,719,028
    Highest contract charges                    995,960      1.198564         1,193,722
    Remaining contract charges              862,944,412            --     1,080,813,725
 2007  Lowest contract charges                6,675,375      1.190613         7,947,789
    Highest contract charges                    455,288      1.094766           498,434
    Remaining contract charges              682,491,850            --       775,202,269
 2006  Lowest contract charges                1,457,536      1.129202         1,645,852
    Highest contract charges                     53,598      1.056100            56,605
    Remaining contract charges              551,803,378            --       599,682,525
 2005  Lowest contract charges                  215,688      1.099804           237,215
    Highest contract charges                     99,525      1.046223           104,125
    Remaining contract charges              468,288,332            --       500,362,178

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AIM V.I. CORE EQUITY FUND
 2009  Lowest contract charges                0.85%             1.98%             26.90%
    Highest contract charges                  2.71%             4.88%             24.82%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.61%            15.17%            (29.79)%
    Highest contract charges                  2.56%             1.65%            (31.90)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.85%             1.27%              7.20%
    Highest contract charges                  2.51%             2.58%              5.40%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.84%             1.02%             15.72%
    Highest contract charges                  2.53%             0.83%             13.77%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.80%             1.05%              7.33%
    Highest contract charges                  2.44%             4.78%              6.16%
    Remaining contract charges                  --                --                 --
AIM V.I. GOVERNMENT SECURITIES FUND
 2009  Lowest contract charges                0.85%             4.53%             (0.86)%
    Highest contract charges                  0.39%             4.91%             (2.77)%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.85%             5.27%             11.36%
    Highest contract charges                  2.54%             5.42%              9.48%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.84%             6.62%              5.44%
    Highest contract charges                  2.52%             9.25%              3.66%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.86%             9.11%              2.67%
    Highest contract charges                  2.57%             3.89%              0.94%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%            13.42%              0.59%
    Highest contract charges                  2.54%             4.07%              0.90%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 2009  Lowest contract charges                      812    $12.155095            $9,871
    Highest contract charges                        144     14.004381             2,021
    Remaining contract charges              105,871,847            --       224,320,924
 2008  Lowest contract charges                        1      6.439210                 8
    Highest contract charges                    158,719      1.289787           204,714
    Remaining contract charges              104,235,059            --       153,561,756
 2007  Lowest contract charges                1,388,135      2.413489         3,350,249
    Highest contract charges                     78,264      2.219333           173,693
    Remaining contract charges               96,217,812            --       222,238,108
 2006  Lowest contract charges                  287,193      2.121749           609,349
    Highest contract charges                      8,560      1.984479            16,988
    Remaining contract charges               49,747,329            --       101,724,383
 2005  Lowest contract charges                   40,858      1.668706            68,180
    Highest contract charges                      8,851      1.587486            14,052
    Remaining contract charges               36,053,535            --        58,438,083
AIM V.I. MID CAP CORE EQUITY FUND
 2009  Lowest contract charges                8,115,436      1.668104        13,537,392
    Highest contract charges                      2,858     12.978635            37,095
    Remaining contract charges              168,111,844            --       262,299,148
 2008  Lowest contract charges                8,072,019      1.291991        10,428,975
    Highest contract charges                    185,708      1.167979           216,904
    Remaining contract charges              181,979,574            --       222,068,791
 2007  Lowest contract charges                5,725,501      1.822898        10,437,004
    Highest contract charges                    239,053      1.676212           400,704
    Remaining contract charges              218,893,496            --       380,535,402
 2006  Lowest contract charges                1,809,505      1.678202         3,036,714
    Highest contract charges                     92,894      1.569599           145,807
    Remaining contract charges              231,072,258            --       373,319,415
 2005  Lowest contract charges                  320,680      1.521487           487,911
    Highest contract charges                     43,428      1.447415            62,858
    Remaining contract charges              256,636,456            --       379,612,312

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND
 2009  Lowest contract charges                0.10%             2.12%             21.55%
    Highest contract charges                  2.72%             2.08%             31.58%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                  --              0.68%            (37.60)%
    Highest contract charges                  2.55%             0.62%            (41.88)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.84%             0.68%             13.75%
    Highest contract charges                  2.51%             1.21%             11.84%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.85%             1.77%             27.15%
    Highest contract charges                  2.55%             1.02%             25.01%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             2.39%             19.32%
    Highest contract charges                  2.54%             0.66%             14.96%
    Remaining contract charges                  --                --                 --
AIM V.I. MID CAP CORE EQUITY FUND
 2009  Lowest contract charges                0.85%             1.38%             29.11%
    Highest contract charges                  0.22%             1.00%             26.68%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.85%             1.74%            (29.12)%
    Highest contract charges                  2.56%             1.30%            (30.32)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.84%             0.33%              8.62%
    Highest contract charges                  2.53%             0.38%              6.79%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.85%             1.71%             10.30%
    Highest contract charges                  2.54%             1.97%              8.44%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%             1.76%              9.01%
    Highest contract charges                  2.54%             0.57%              4.91%
    Remaining contract charges                  --                --                 --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2009  Lowest contract charges                      627    $11.627684            $7,294
    Highest contract charges                        768     12.333851             9,476
    Remaining contract charges               10,427,464            --       120,677,189
 2008  Lowest contract charges                      998      7.574625             7,560
    Highest contract charges                     21,407      9.512314           203,626
    Remaining contract charges               10,647,305            --       104,245,716
 2007  Lowest contract charges                   29,940     15.150787           453,609
    Highest contract charges                     17,619     14.206294           250,300
    Remaining contract charges                7,556,369            --       110,481,110
 2006  Lowest contract charges                   17,931     14.526546           260,478
    Highest contract charges                     11,508     13.854438           159,432
    Remaining contract charges                4,981,707            --        70,408,605
 2005  Lowest contract charges                    1,058     12.475035            13,199
    Highest contract charges                      2,538     12.101844            30,717
    Remaining contract charges                2,482,451            --        30,424,225
AIM V.I. LARGE CAP GROWTH FUND
 2009  Lowest contract charges                   29,540     10.150306           299,839
    Highest contract charges                      1,702     12.688918            21,593
    Remaining contract charges                3,291,035            --        31,710,379
 2008  Lowest contract charges                   30,377      8.125049           246,806
    Highest contract charges                     20,836      7.611709           158,601
    Remaining contract charges                3,690,010            --        28,742,332
 2007  Lowest contract charges                   35,007     13.278265           464,831
    Highest contract charges                     27,813     12.652975           351,920
    Remaining contract charges                4,590,027            --        59,046,551
 2006  Lowest contract charges                   16,181     11.580025           187,402
    Highest contract charges                     11,533     11.223754           129,438
    Remaining contract charges                4,538,289            --        51,346,704
 2005  Lowest contract charges                    1,438     10.809125            15,543
    Highest contract charges                        462     10.656209             4,927
    Remaining contract charges                  278,450            --         2,980,691

                                                            INVESTMENT
                                            EXPENSE           INCOME             TOTAL
SUB-ACCOUNT                                 RATIO*           RATIO**           RETURN***
--------------------------------------  -----------------------------------------------------
AIM V.I. SMALL CAP EQUITY FUND
 2009  Lowest contract charges                0.10%             0.23%             16.28%
    Highest contract charges                  0.44%             0.08%             18.00%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.69%               --             (29.50)%
    Highest contract charges                  2.55%               --             (33.04)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.85%             0.05%              4.30%
    Highest contract charges                  2.54%             0.05%              2.54%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.85%               --              16.45%
    Highest contract charges                  2.53%               --              14.48%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.83%               --              15.28%
    Highest contract charges                  2.48%               --               5.39%
    Remaining contract charges                  --                --                 --
AIM V.I. LARGE CAP GROWTH FUND
 2009  Lowest contract charges                0.85%             0.36%             24.93%
    Highest contract charges                  2.77%             0.88%             22.52%
    Remaining contract charges                  --                --                 --
 2008  Lowest contract charges                0.85%             0.01%            (38.81)%
    Highest contract charges                  2.56%             0.01%            (39.84)%
    Remaining contract charges                  --                --                 --
 2007  Lowest contract charges                0.84%             0.05%             14.67%
    Highest contract charges                  2.53%             0.06%             12.73%
    Remaining contract charges                  --                --                 --
 2006  Lowest contract charges                0.85%             0.29%              7.13%
    Highest contract charges                  2.51%             0.92%              5.33%
    Remaining contract charges                  --                --                 --
 2005  Lowest contract charges                0.82%               --              14.21%
    Highest contract charges                  2.30%               --              12.93%
    Remaining contract charges                  --                --                 --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND
 2009  Lowest contract charges                    8,548       $7.268517           $62,135
    Highest contract charges                      3,130       14.112360            44,169
    Remaining contract charges                1,168,412              --         8,471,249
 2008  Lowest contract charges                       43        5.148920               222
    Highest contract charges                     14,798        5.041036            74,595
    Remaining contract charges                  287,452              --         1,528,348
 2007  Lowest contract charges                       33        9.802841               325
    Highest contract charges                      4,650        9.765867            45,409
    Remaining contract charges                    2,676              --            26,159
AIM V.I. POWERSHARES ETF ALLOCATION
 FUND
 2009  Lowest contract charges                      387       13.160848             5,089
    Highest contract charges                      1,098       13.053283            14,329
    Remaining contract charges                  810,088              --        10,561,910
 2008  Lowest contract charges                    1,299       10.593895            13,760
    Highest contract charges                      3,632       10.571774            38,394
    Remaining contract charges                   19,186              --           203,012
AMERICAN FUNDS GLOBAL BOND FUND
 2009  Lowest contract charges                1,910,299       12.351206        23,594,497
    Highest contract charges                      3,206       11.391928            36,523
    Remaining contract charges               23,141,954              --       277,024,003
 2008  Lowest contract charges                1,827,767       11.355894        20,755,918
    Highest contract charges                     18,070       10.931491           197,537
    Remaining contract charges               22,445,573              --       249,453,515
 2007  Lowest contract charges                  606,229       11.067360         6,709,350
    Highest contract charges                      1,798       10.836338            19,485
    Remaining contract charges                7,052,304              --        77,121,560
 2006  Lowest contract charges                   15,186       10.218971           155,184
    Highest contract charges                      1,567       10.178409            15,952
    Remaining contract charges                  771,269              --         7,863,526
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2009  Lowest contract charges                9,640,482        9.896204        95,404,179
    Highest contract charges                         59       14.344043               852
    Remaining contract charges               48,895,897              --       467,970,565
 2008  Lowest contract charges                9,970,039        7.143265        71,218,633
    Highest contract charges                     27,718        6.817920           188,976
    Remaining contract charges               51,775,309              --       360,854,467
 2007  Lowest contract charges                6,273,176       12.245550        76,818,487
    Highest contract charges                      6,427       11.888755            76,405
    Remaining contract charges               42,969,011              --       517,939,071
 2006  Lowest contract charges                1,477,347       10.961310        16,193,660
    Highest contract charges                    334,964       10.828350         3,627,102
    Remaining contract charges               17,424,702              --       189,692,748

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND
 2009  Lowest contract charges                0.84%                --               41.17%
    Highest contract charges                  2.68%                --               38.21%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.98%                --              (47.48)%
    Highest contract charges                  2.49%                --              (48.34)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                  --                 --                2.54%
    Highest contract charges                  0.61%                --                2.35%
    Remaining contract charges                  --                 --                  --
AIM V.I. POWERSHARES ETF ALLOCATION
 FUND
 2009  Lowest contract charges                0.75%              1.50%              24.21%
    Highest contract charges                  2.72%              4.46%              21.73%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.13%                --                4.77%
    Highest contract charges                  0.34%              3.19%               4.58%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL BOND FUND
 2009  Lowest contract charges                0.85%              1.52%               8.77%
    Highest contract charges                  0.29%              1.07%               7.03%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.85%              5.81%               2.61%
    Highest contract charges                  2.54%              6.12%               0.88%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              6.87%               8.30%
    Highest contract charges                  2.50%             20.18%               6.48%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.21%              1.34%               1.86%
    Highest contract charges                  0.58%              2.08%               1.61%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME FUND
 2009  Lowest contract charges                0.85%              2.45%              38.54%
    Highest contract charges                  2.55%              4.54%              35.93%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.85%              2.41%             (41.67)%
    Highest contract charges                  2.55%              2.41%             (42.65)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              2.65%              11.72%
    Highest contract charges                  2.53%              3.47%               9.83%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.63%              1.42%               9.68%
    Highest contract charges                  1.85%              1.13%               8.48%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 2009  Lowest contract charges                    2,999      $13.181732           $39,533
    Highest contract charges                     12,103       12.386762           149,913
    Remaining contract charges              110,106,338              --     1,315,641,470
 2008  Lowest contract charges                    1,646       10.837267            17,838
    Highest contract charges                     62,877        9.236588           580,771
    Remaining contract charges              125,292,314              --     1,227,024,593
 2007  Lowest contract charges                    1,645       15.459201            25,446
    Highest contract charges                     63,959       13.442506           859,763
    Remaining contract charges              141,981,312              --     2,001,549,029
 2006  Lowest contract charges                    9,934       14.588461           144,909
    Highest contract charges                     38,048       12.941607           492,406
    Remaining contract charges              140,345,702              --     1,884,288,119
 2005  Lowest contract charges                   10,469       12.793383           133,928
    Highest contract charges                      8,647       11.578387           100,122
    Remaining contract charges              136,070,664              --     1,619,070,299
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2009  Lowest contract charges                    9,170        1.027151             9,419
    Highest contract charges                      3,468       12.887096            44,689
    Remaining contract charges              852,119,727              --       802,094,134
 2008  Lowest contract charges                   10,381        0.817424             8,485
    Highest contract charges                  1,152,085        0.708958           816,780
    Remaining contract charges              969,763,212              --       725,433,797
 2007  Lowest contract charges                   10,381        1.294501            13,438
    Highest contract charges                  1,056,985        1.145462         1,210,736
    Remaining contract charges            1,110,053,037              --     1,329,579,610
 2006  Lowest contract charges                   10,380        1.275794            13,244
    Highest contract charges                    748,207        1.151721           861,725
    Remaining contract charges            1,160,266,131              --     1,384,897,736
 2005  Lowest contract charges                   14,032        1.092544            15,330
    Highest contract charges                    187,591        1.006214           188,757
    Remaining contract charges            1,190,478,997              --     1,230,927,940

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION FUND
 2009  Lowest contract charges                0.70%              3.14%              23.12%
    Highest contract charges                  2.78%              7.23%              20.56%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.55%              2.61%             (29.90)%
    Highest contract charges                  2.55%              2.46%             (31.29)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.55%              0.94%               5.97%
    Highest contract charges                  2.53%              2.83%               3.87%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              2.19%              14.03%
    Highest contract charges                  2.54%              3.44%              11.77%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              2.24%               8.54%
    Highest contract charges                  2.51%              3.69%               6.39%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH FUND
 2009  Lowest contract charges                0.70%              2.16%              27.08%
    Highest contract charges                  2.77%              6.46%              24.44%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.55%              2.09%             (36.85)%
    Highest contract charges                  2.55%              2.00%             (38.11)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.55%              2.52%               1.47%
    Highest contract charges                  2.54%              2.77%              (0.54)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              1.24%              16.77%
    Highest contract charges                  2.54%              1.00%              14.46%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              0.99%               6.65%
    Highest contract charges                  2.52%              0.66%               4.54%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2009  Lowest contract charges                    1,963      $14.955291           $29,352
    Highest contract charges                      6,145       11.331571            69,631
    Remaining contract charges               88,774,468              --     1,210,073,849
 2008  Lowest contract charges                    1,963       13.354404            26,210
    Highest contract charges                    123,833       11.336185         1,403,798
    Remaining contract charges               85,444,527              --     1,050,899,252
 2007  Lowest contract charges                    1,962       14.812776            29,072
    Highest contract charges                     90,503       12.828250         1,160,991
    Remaining contract charges               90,331,752              --     1,241,720,539
 2006  Lowest contract charges                    4,104       14.414680            59,159
    Highest contract charges                     58,187       12.735633           741,051
    Remaining contract charges               81,315,193              --     1,098,503,472
 2005  Lowest contract charges                    2,141       13.547855            29,012
    Highest contract charges                     19,542       12.211532           238,633
    Remaining contract charges               77,793,401              --       998,579,557
AMERICAN FUNDS GLOBAL GROWTH FUND
 2009  Lowest contract charges                      662       14.414604             9,544
    Highest contract charges                      4,073       14.678047            59,786
    Remaining contract charges               42,037,381              --       564,372,962
 2008  Lowest contract charges                      662       10.185296             6,744
    Highest contract charges                     27,500        7.177236           197,374
    Remaining contract charges               46,994,336              --       450,911,787
 2007  Lowest contract charges                      662       16.622894            11,005
    Highest contract charges                     28,340       11.950746           338,680
    Remaining contract charges               53,002,454              --       839,575,309
 2006  Lowest contract charges                      661       14.553542             9,636
    Highest contract charges                      2,678       10.674307            28,584
    Remaining contract charges               51,250,515              --       719,382,855
 2005  Lowest contract charges                    3,327       12.151586            40,432
    Highest contract charges                      7,732        9.092566            70,308
    Remaining contract charges               47,916,919              --       565,434,947

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS BOND FUND
 2009  Lowest contract charges                0.55%              3.20%              11.99%
    Highest contract charges                  2.79%             10.69%               9.50%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.55%              5.66%              (9.85)%
    Highest contract charges                  2.55%              5.59%             (11.63)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.55%              6.62%               2.76%
    Highest contract charges                  2.54%              8.48%               0.73%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              3.05%               6.40%
    Highest contract charges                  2.55%              3.26%               4.29%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              3.79%               1.03%
    Highest contract charges                  2.53%              3.41%               0.97%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH FUND
 2009  Lowest contract charges                0.55%              1.46%              41.52%
    Highest contract charges                  2.72%              2.00%              35.92%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.55%              1.85%             (38.73)%
    Highest contract charges                  2.55%              1.68%             (39.94)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.55%              2.70%              14.22%
    Highest contract charges                  2.48%              4.76%              11.96%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              1.21%              19.77%
    Highest contract charges                  2.55%              0.92%              17.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              0.67%              13.45%
    Highest contract charges                  2.53%              0.52%              11.20%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges                    2,168      $10.036055           $21,757
    Highest contract charges                      8,590       13.994219           120,214
    Remaining contract charges              278,462,843              --     2,810,145,000
 2008  Lowest contract charges                    3,371        7.238556            24,401
    Highest contract charges                    335,051        5.694785         1,908,043
    Remaining contract charges              308,553,847              --     2,275,010,322
 2007  Lowest contract charges                    3,371       12.990526            43,792
    Highest contract charges                    289,804       10.427125         3,021,825
    Remaining contract charges              337,097,888              --     4,511,529,567
 2006  Lowest contract charges                    3,371       11.626464            39,192
    Highest contract charges                    185,668        9.520749         1,767,698
    Remaining contract charges              333,506,534              --     4,029,775,608
 2005  Lowest contract charges                    8,525       10.606836            90,419
    Highest contract charges                     65,623        8.861284           581,508
    Remaining contract charges              320,689,791              --     3,557,161,722
AMERICAN FUNDS GROWTH-INCOME FUND
 2009  Lowest contract charges                    2,370       12.679438            30,056
    Highest contract charges                     13,051       13.102236           170,992
    Remaining contract charges              250,541,021              --     2,873,026,462
 2008  Lowest contract charges                    3,660        9.714458            35,550
    Highest contract charges                    267,518        8.412561         2,250,514
    Remaining contract charges              281,106,745              --     2,495,233,367
 2007  Lowest contract charges                    3,659       15.716464            57,513
    Highest contract charges                    220,553       13.885894         3,062,571
    Remaining contract charges              310,932,495              --     4,503,647,602
 2006  Lowest contract charges                    7,603       15.044453           114,382
    Highest contract charges                     97,795       13.560686         1,326,171
    Remaining contract charges              308,732,232              --     4,312,874,045
 2005  Lowest contract charges                   14,103       13.131137           185,184
    Highest contract charges                     56,514       12.075123           682,419
    Remaining contract charges              299,358,925              --     3,684,213,947

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS GROWTH FUND
 2009  Lowest contract charges                0.55%              0.59%              38.65%
    Highest contract charges                  2.73%              1.12%              32.07%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.55%              0.83%             (44.28)%
    Highest contract charges                  2.55%              0.80%             (45.39)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.55%              0.79%              11.73%
    Highest contract charges                  2.54%              0.99%               9.52%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              0.50%               9.61%
    Highest contract charges                  2.54%              1.12%               7.44%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              0.70%              15.55%
    Highest contract charges                  2.53%              0.92%              13.27%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GROWTH-INCOME FUND
 2009  Lowest contract charges                0.55%              1.39%              30.52%
    Highest contract charges                  2.73%              3.76%              24.90%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.55%              1.76%             (38.19)%
    Highest contract charges                  2.55%              1.71%             (39.42)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.55%              1.10%               4.47%
    Highest contract charges                  2.53%              2.35%               2.40%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              1.16%              14.57%
    Highest contract charges                  2.55%              1.85%              12.30%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              1.34%               5.25%
    Highest contract charges                  2.52%              2.16%               3.17%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2009  Lowest contract charges                    1,572      $14.527484           $22,835
    Highest contract charges                      2,184       14.965713            32,685
    Remaining contract charges               66,685,705              --       892,910,898
 2008  Lowest contract charges                    1,572       10.209922            16,047
    Highest contract charges                     84,339        7.140203           602,197
    Remaining contract charges               74,751,983              --       712,255,476
 2007  Lowest contract charges                    1,573       17.738385            27,882
    Highest contract charges                     50,789       12.656410           642,813
    Remaining contract charges               82,701,367              --     1,384,143,255
 2006  Lowest contract charges                    2,147       14.860722            31,912
    Highest contract charges                     31,531       10.817275           341,074
    Remaining contract charges               80,029,572              --     1,136,998,955
 2005  Lowest contract charges                    3,909       12.559161            49,090
    Highest contract charges                     12,018        9.326581           112,088
    Remaining contract charges               70,327,617              --       854,725,953
AMERICAN FUNDS NEW WORLD FUND
 2009  Lowest contract charges                    1,240       25.730818            31,913
    Highest contract charges                     11,993       15.263363           183,058
    Remaining contract charges               18,318,219              --       420,586,815
 2008  Lowest contract charges                    1,231       17.525901            21,584
    Highest contract charges                      3,919       14.217246            55,712
    Remaining contract charges               18,462,266              --       288,663,741
 2007  Lowest contract charges                    1,231       30.581586            37,661
    Highest contract charges                      5,729       25.310667           145,011
    Remaining contract charges               20,318,733              --       560,291,590
 2006  Lowest contract charges                    2,641       23.258443            61,441
    Highest contract charges                        867       19.638252            17,028
    Remaining contract charges               17,176,235              --       364,026,955
 2005  Lowest contract charges                    2,642       17.637753            46,593
    Highest contract charges                        890       15.193093            13,522
    Remaining contract charges               13,811,260              --       224,349,908

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS INTERNATIONAL FUND
 2009  Lowest contract charges                0.55%              1.58%              42.29%
    Highest contract charges                  2.72%              3.34%              37.18%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.55%              1.97%             (42.44)%
    Highest contract charges                  2.55%              2.09%             (43.58)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.55%              1.41%              19.36%
    Highest contract charges                  2.54%              2.07%              17.00%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              1.22%              18.33%
    Highest contract charges                  2.56%              3.88%              15.98%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              1.51%              20.84%
    Highest contract charges                  2.54%              1.52%              18.45%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS NEW WORLD FUND
 2009  Lowest contract charges                0.70%              1.55%              48.61%
    Highest contract charges                  2.72%              2.77%              45.60%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.55%              1.52%             (42.69)%
    Highest contract charges                  2.57%              1.32%             (43.83)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.55%              2.60%              31.49%
    Highest contract charges                  2.50%              3.71%              28.89%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              1.54%              31.87%
    Highest contract charges                  2.55%              1.55%              29.26%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              1.21%              20.08%
    Highest contract charges                  2.52%              0.21%              17.70%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2009  Lowest contract charges                1,240,071      $17.875929       $22,167,428
    Highest contract charges                      2,696       16.601381            44,760
    Remaining contract charges               23,879,995              --       370,051,820
 2008  Lowest contract charges                1,211,357       11.177252        13,539,641
    Highest contract charges                     30,599        7.836227           239,781
    Remaining contract charges               23,823,127              --       232,978,036
 2007  Lowest contract charges                  805,280       24.253651        19,530,981
    Highest contract charges                     15,547       17.296552           268,916
    Remaining contract charges               29,235,363              --       628,184,794
 2006  Lowest contract charges                  383,602       20.144150         7,727,336
    Highest contract charges                      2,742       14.612053            40,060
    Remaining contract charges               27,984,064              --       505,443,276
 2005  Lowest contract charges                   82,700       16.376893         1,354,370
    Highest contract charges                      1,303       12.083008            15,738
    Remaining contract charges               25,832,873              --       384,172,768
FIDELITY VIP GROWTH PORTFOLIO
 2009  Lowest contract charges                    1,908        7.462172            14,239
    Highest contract charges                      1,245       12.544552            15,619
    Remaining contract charges                  557,502              --         4,111,184
 2008  Lowest contract charges                    2,456        5.886127            14,454
    Highest contract charges                      1,106        5.800294             6,414
    Remaining contract charges                  400,231              --         2,337,520
FIDELITY VIP CONTRAFUND PORTFOLIO
 2009  Lowest contract charges                      212       12.438700             2,634
    Highest contract charges                      6,062       13.457210            81,580
    Remaining contract charges                9,605,604              --        82,043,773
 2008  Lowest contract charges                   20,429        6.384129           130,423
    Highest contract charges                      3,637        6.291088            22,879
    Remaining contract charges                6,658,526              --        42,225,443
FIDELITY VIP MID CAP PORTFOLIO
 2009  Lowest contract charges                    1,458       12.188298            17,766
    Highest contract charges                      1,761       14.266791            25,130
    Remaining contract charges                8,137,743              --        72,829,784
 2008  Lowest contract charges                    4,770        6.466418            30,843
    Highest contract charges                      4,995        6.372199            31,832
    Remaining contract charges                4,176,980              --        26,818,505
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2009  Lowest contract charges                   12,239        8.364557           102,374
    Highest contract charges                      9,224       16.426200           151,509
    Remaining contract charges                  765,024              --         6,386,022
 2008  Lowest contract charges                    1,949        5.368003            10,460
    Highest contract charges                      1,056        5.307455             5,604
    Remaining contract charges                  418,697              --         2,229,299

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2009  Lowest contract charges                0.85%              0.28%              59.93%
    Highest contract charges                  2.73%              0.70%              54.15%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.85%                --              (53.92)%
    Highest contract charges                  2.56%                --              (54.70)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              3.18%              20.40%
    Highest contract charges                  2.51%              4.16%              18.37%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.45%              23.00%
    Highest contract charges                  2.56%              0.43%              20.93%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.33%              24.21%
    Highest contract charges                  2.54%              0.52%              22.20%
    Remaining contract charges                  --                 --                  --
FIDELITY VIP GROWTH PORTFOLIO
 2009  Lowest contract charges                0.85%              0.17%              26.88%
    Highest contract charges                  2.67%              0.69%              24.56%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.63%              0.87%             (43.10)%
    Highest contract charges                  2.03%              2.52%             (43.76)%
    Remaining contract charges                  --                 --                  --
FIDELITY VIP CONTRAFUND PORTFOLIO
 2009  Lowest contract charges                0.02%                --               24.39%
    Highest contract charges                  2.73%              2.47%              31.79%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.62%              3.04%             (39.91)%
    Highest contract charges                  2.07%              2.19%             (40.61)%
    Remaining contract charges                  --                 --                  --
FIDELITY VIP MID CAP PORTFOLIO
 2009  Lowest contract charges                0.10%              0.34%              21.88%
    Highest contract charges                  2.73%              0.92%              35.96%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.63%              0.16%             (37.02)%
    Highest contract charges                  2.06%              0.33%             (37.75)%
    Remaining contract charges                  --                 --                  --
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2009  Lowest contract charges                0.85%              0.61%              55.82%
    Highest contract charges                  2.67%              0.54%              52.97%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.69%              4.57%             (48.73)%
    Highest contract charges                  1.83%              0.79%             (49.20)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2009  Lowest contract charges                      456       $8.651675            $3,947
    Highest contract charges                        190       13.943700             2,646
    Remaining contract charges                  112,974              --         1,009,097
 2008  Lowest contract charges                   11,709        6.404294            74,982
    Highest contract charges                      7,979        6.356132            50,718
    Remaining contract charges                  124,037              --           790,334
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 2009  Lowest contract charges                       91       11.785164             1,070
    Highest contract charges                        952       11.863931            11,294
    Remaining contract charges               56,787,444              --       689,894,451
 2008  Lowest contract charges                2,483,337       11.000356        27,317,592
    Highest contract charges                     47,101       10.091165           475,300
    Remaining contract charges               60,760,520              --       639,017,858
 2007  Lowest contract charges                2,265,784       15.218488        34,481,810
    Highest contract charges                     32,174       14.200576           456,892
    Remaining contract charges               67,758,568              --       994,511,862
 2006  Lowest contract charges                1,203,344       15.772306        18,979,513
    Highest contract charges                     24,105       14.969769           360,840
    Remaining contract charges               56,083,485              --       860,163,006
 2005  Lowest contract charges                  295,756       13.581424         4,016,791
    Highest contract charges                     16,010       13.111329           209,916
    Remaining contract charges               40,415,782              --       538,698,169
FRANKLIN INCOME SECURITIES FUND
 2009  Lowest contract charges                    2,255       11.971516            26,993
    Highest contract charges                      1,442       14.094785            20,329
    Remaining contract charges              160,123,438              --     2,216,679,842
 2008  Lowest contract charges                    1,785       11.827442            21,122
    Highest contract charges                     79,343       10.385353           824,002
    Remaining contract charges              165,051,258              --     1,751,274,921
 2007  Lowest contract charges                    1,786       16.906515            30,193
    Highest contract charges                     59,907       15.145488           907,319
    Remaining contract charges              167,798,405              --     2,642,967,669
 2006  Lowest contract charges                    3,241       16.384241            53,100
    Highest contract charges                     39,490       14.974072           591,333
    Remaining contract charges              133,205,895              --     2,053,981,822
 2005  Lowest contract charges                    1,455       13.933173            20,273
    Highest contract charges                     22,353       12.991094           290,384
    Remaining contract charges              104,320,354              --     1,383,599,497

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2009  Lowest contract charges                0.84%              0.02%              34.64%
    Highest contract charges                  0.51%              0.02%              32.17%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.03%              1.62%             (37.82)%
    Highest contract charges                  1.78%              1.28%             (38.19)%
    Remaining contract charges                  --                 --                  --
FRANKLIN RISING DIVIDENDS SECURITIES
 FUND
 2009  Lowest contract charges                0.01%                --               17.85%
    Highest contract charges                  0.24%                --               14.10%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.85%              1.86%             (27.72)%
    Highest contract charges                  2.55%              1.89%             (28.94)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              2.26%              (3.51)%
    Highest contract charges                  2.54%              2.06%              (5.14)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.97%              16.13%
    Highest contract charges                  2.55%              1.04%              14.17%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.18%               5.93%
    Highest contract charges                  2.48%                --                0.82%
    Remaining contract charges                  --                 --                  --
FRANKLIN INCOME SECURITIES FUND
 2009  Lowest contract charges                0.04%                --               19.72%
    Highest contract charges                  0.39%                --               31.85%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.55%              5.39%             (30.04)%
    Highest contract charges                  2.55%              5.91%             (31.43)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.55%              2.85%               3.19%
    Highest contract charges                  2.54%              2.79%               1.15%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.55%              2.59%              17.59%
    Highest contract charges                  2.55%              3.36%              15.26%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              3.89%               1.05%
    Highest contract charges                  2.47%              2.41%               0.95%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 2009  Lowest contract charges                 189,165       $10.711239        $2,026,195
    Highest contract charges                       778        12.800540             9,958
    Remaining contract charges              14,175,437               --       142,351,214
 2008  Lowest contract charges                 197,966         8.326926         1,648,444
    Highest contract charges                     8,543         7.561687            64,600
    Remaining contract charges              15,761,692               --       124,251,796
 2007  Lowest contract charges                 180,106        12.827021         2,310,220
    Highest contract charges                    10,283        11.848456           121,833
    Remaining contract charges              17,933,407               --       219,924,132
 2006  Lowest contract charges                 114,705        12.177757         1,396,849
    Highest contract charges                     3,973        11.441566            45,458
    Remaining contract charges              17,940,554               --       210,823,420
 2005  Lowest contract charges                  27,069        11.074918           299,782
    Highest contract charges                     3,130        10.583797            33,128
    Remaining contract charges              14,725,042               --       158,900,875
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 2009  Lowest contract charges                   9,565        17.789569           170,151
    Highest contract charges                    13,076        12.309712           160,956
    Remaining contract charges                 614,433               --         8,669,309
 2008  Lowest contract charges                  11,812        15.081477           178,130
    Highest contract charges                    13,309        10.604290           141,137
    Remaining contract charges                 760,753               --         9,156,563
 2007  Lowest contract charges                  18,237        26.430064           482,022
    Highest contract charges                     8,193        18.884833           154,718
    Remaining contract charges                 999,677               --        21,238,501
 2006  Lowest contract charges                  21,593        33.716717           728,059
    Highest contract charges                     8,252        24.480398           202,010
    Remaining contract charges               1,307,936               --        35,733,744
 2005  Lowest contract charges                  31,171        28.226888           879,850
    Highest contract charges                       504        20.824893            10,496
    Remaining contract charges               1,660,419               --        38,158,886

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FRANKLIN LARGE CAP GROWTH SECURITIES
 FUND
 2009  Lowest contract charges                0.85%              1.41%              28.63%
    Highest contract charges                  0.39%                --               26.15%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.85%              1.28%             (35.08)%
    Highest contract charges                  2.56%              1.33%             (36.18)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              0.74%               5.33%
    Highest contract charges                  2.53%              0.46%               3.56%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.71%               9.96%
    Highest contract charges                  2.55%              0.79%               8.11%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --                4.27%
    Highest contract charges                  2.52%              0.46%               1.49%
    Remaining contract charges                  --                 --                  --
FRANKLIN GLOBAL REAL ESTATE SECURITIES
 FUND
 2009  Lowest contract charges                0.95%             12.89%              17.96%
    Highest contract charges                  2.55%             12.70%              16.08%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.96%              1.08%             (42.94)%
    Highest contract charges                  2.54%              1.06%             (43.85)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.95%              2.28%             (21.61)%
    Highest contract charges                  2.55%              2.26%             (22.86)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              2.09%              19.45%
    Highest contract charges                  2.56%              0.63%              17.55%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              1.40%              12.40%
    Highest contract charges                  2.51%                --               10.62%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2009  Lowest contract charges                  10,818        $9.231949           $99,867
    Highest contract charges                     1,829        14.031014            25,665
    Remaining contract charges              32,783,837               --       289,379,931
 2008  Lowest contract charges                  10,880         6.485092            70,557
    Highest contract charges                    87,594         4.482015           392,597
    Remaining contract charges              33,273,162               --       208,571,469
 2007  Lowest contract charges                 242,924        14.408266         3,500,098
    Highest contract charges                    52,838         7.996026           422,497
    Remaining contract charges              35,243,495               --       389,269,626
 2006  Lowest contract charges                 139,855        13.062801         1,826,906
    Highest contract charges                    14,304         7.373627           105,471
    Remaining contract charges              36,485,205               --       368,889,027
 2005  Lowest contract charges                  44,613        12.120647           540,744
    Highest contract charges                    12,357         6.959172            85,996
    Remaining contract charges              36,883,532               --       346,380,306
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2009  Lowest contract charges                     839        12.356241            10,362
    Highest contract charges                       779        13.354695            10,404
    Remaining contract charges               6,740,315               --        55,550,144
 2008  Lowest contract charges                  77,654         6.154292           477,909
    Highest contract charges                       487         6.021529             2,931
    Remaining contract charges               8,300,669               --        52,080,022
 2007  Lowest contract charges                   1,818         9.266350            16,846
    Highest contract charges                    34,139         9.231379           315,147
    Remaining contract charges                  41,968               --           387,993
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2009  Lowest contract charges                   1,305        11.124740            14,520
    Highest contract charges                       769        12.862796             9,889
    Remaining contract charges              59,874,607               --       925,632,530
 2008  Lowest contract charges                     761         8.776149             6,668
    Highest contract charges                    45,738        12.729023           582,206
    Remaining contract charges              50,026,121               --       651,746,875
 2007  Lowest contract charges               1,355,486        16.963013        22,993,124
    Highest contract charges                    28,608        14.676700           419,865
    Remaining contract charges              45,030,898               --       700,436,872
 2006  Lowest contract charges                 552,158        16.108811         8,894,602
    Highest contract charges                    27,181        14.176524           385,337
    Remaining contract charges              39,753,287               --       592,393,087
 2005  Lowest contract charges                 150,979        14.972815         2,260,587
    Highest contract charges                     9,980        13.402661           133,754
    Remaining contract charges              35,257,734               --       492,887,724

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2009  Lowest contract charges                0.75%                --               42.36%
    Highest contract charges                  2.78%                --               39.61%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.63%                --              (39.50)%
    Highest contract charges                  2.55%                --              (43.95)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%                --               10.30%
    Highest contract charges                  2.53%                --                8.44%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%                --                7.77%
    Highest contract charges                  2.55%                --                5.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%                --               15.29%
    Highest contract charges                  2.54%                --                2.15%
    Remaining contract charges                  --                 --                  --
FRANKLIN SMALL CAP VALUE SECURITIES
 FUND
 2009  Lowest contract charges                0.05%                --               23.56%
    Highest contract charges                  0.48%                --               25.65%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.84%              1.00%             (33.59)%
    Highest contract charges                  2.42%                --              (34.71)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.15%                --                0.06%
    Highest contract charges                  0.57%                --               (0.12)%
    Remaining contract charges                  --                 --                  --
FRANKLIN STRATEGIC INCOME SECURITIES
 FUND
 2009  Lowest contract charges                0.10%                --               11.25%
    Highest contract charges                  0.39%                --               22.63%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.62%              0.10%             (13.94)%
    Highest contract charges                  2.55%              7.08%             (13.27)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.84%              4.87%               5.30%
    Highest contract charges                  2.54%              5.18%               3.53%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              4.25%               7.59%
    Highest contract charges                  2.55%              4.58%               5.77%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              1.02%               2.59%
    Highest contract charges                  2.50%              2.12%               0.83%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2009  Lowest contract charges                   2,919       $11.997004           $35,021
    Highest contract charges                     7,179        12.653638            90,843
    Remaining contract charges             100,328,932               --     1,274,459,728
 2008  Lowest contract charges                   1,621        11.313602            18,338
    Highest contract charges                    80,419        10.174951           818,264
    Remaining contract charges             105,083,546               --     1,104,108,920
 2007  Lowest contract charges                   1,651        18.115531            29,900
    Highest contract charges                    97,406        16.597302         1,616,678
    Remaining contract charges             114,053,802               --     1,977,118,234
 2006  Lowest contract charges                   1,574        17.629377            27,748
    Highest contract charges                    49,495        16.453485           814,361
    Remaining contract charges             103,197,957               --     1,746,359,076
 2005  Lowest contract charges                   1,273        15.111786            19,239
    Highest contract charges                    26,740        14.257743           381,253
    Remaining contract charges              90,680,042               --     1,313,048,173
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2009  Lowest contract charges                      91         8.732082               797
    Highest contract charges                     2,770        17.449578            48,333
    Remaining contract charges              12,313,503               --       235,532,881
 2008  Lowest contract charges                 129,914        14.404613         1,871,353
    Highest contract charges                     4,409        12.027511            53,033
    Remaining contract charges               9,330,642               --       110,681,018
 2007  Lowest contract charges                 130,970        30.661983         4,015,834
    Highest contract charges                     4,194        26.042533           109,212
    Remaining contract charges              10,656,041               --       295,157,734
 2006  Lowest contract charges                  85,986        23.955722         2,059,862
    Highest contract charges                     1,373        20.695292            28,417
    Remaining contract charges              10,091,166               --       219,459,471
 2005  Lowest contract charges                  13,107        18.811427           246,563
    Highest contract charges                     1,887        16.529708            31,194
    Remaining contract charges               8,892,773               --       152,409,610

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MUTUAL SHARES SECURITIES FUND
 2009  Lowest contract charges                0.10%                --               19.97%
    Highest contract charges                  2.78%              1.34%              22.57%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%              3.12%             (37.55)%
    Highest contract charges                  2.56%              2.94%             (38.70)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.70%              1.40%               2.76%
    Highest contract charges                  2.54%              1.12%               0.87%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.70%              1.31%              17.55%
    Highest contract charges                  2.54%              1.26%              15.40%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              0.88%               9.95%
    Highest contract charges                  2.53%              0.88%               7.77%
    Remaining contract charges                  --                 --                  --
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2009  Lowest contract charges                0.75%                --               71.16%
    Highest contract charges                  2.74%                --               67.77%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.85%              3.06%             (53.02)%
    Highest contract charges                  2.57%              3.02%             (53.82)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              2.31%              27.99%
    Highest contract charges                  2.51%              1.63%              25.84%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.28%              27.35%
    Highest contract charges                  2.55%              1.30%              25.20%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.20%              27.62%
    Highest contract charges                  2.53%              0.65%              24.54%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 2009  Lowest contract charges                   1,143       $12.505424           $14,293
    Highest contract charges                     1,739        14.257529            24,792
    Remaining contract charges              39,302,233               --       464,025,465
 2008  Lowest contract charges                 608,959         9.905208         6,031,862
    Highest contract charges                    27,716         8.211268           227,585
    Remaining contract charges              43,759,162               --       385,067,241
 2007  Lowest contract charges                 574,387        16.755358         9,624,063
    Highest contract charges                    28,114        14.128636           397,214
    Remaining contract charges              50,188,589               --       756,523,925
 2006  Lowest contract charges                 300,884        14.636053         4,403,749
    Highest contract charges                     3,538        12.553109            44,416
    Remaining contract charges              52,349,740               --       694,950,519
 2005  Lowest contract charges                  95,831        12.154452         1,164,773
    Highest contract charges                    10,268        10.603352           108,873
    Remaining contract charges              46,989,912               --       522,348,665
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 2009  Lowest contract charges                  36,358        16.858809           612,951
    Highest contract charges                       673        13.441383             9,052
    Remaining contract charges                 507,710               --         7,747,369
 2008  Lowest contract charges                  39,529        13.972496           552,319
    Highest contract charges                     1,177        11.405138            13,426
    Remaining contract charges                 633,102               --         8,069,741
 2007  Lowest contract charges                  45,246        18.832232           852,076
    Highest contract charges                     2,637        16.500507            43,512
    Remaining contract charges                 773,856               --        13,336,444
 2006  Lowest contract charges                  47,770        17.281807           825,542
    Highest contract charges                     2,013        15.355498            30,913
    Remaining contract charges                 924,873               --        14,725,765
 2005  Lowest contract charges                  52,513        14.405588           756,480
    Highest contract charges                     2,357        12.980266            30,598
    Remaining contract charges               1,020,278               --        13,598,452

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
TEMPLETON FOREIGN SECURITIES FUND
 2009  Lowest contract charges                0.10%                --               25.05%
    Highest contract charges                  0.31%                --               33.26%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.85%              2.45%             (40.88)%
    Highest contract charges                  2.56%              2.32%             (41.88)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              1.84%              14.48%
    Highest contract charges                  2.52%              0.76%              12.55%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.18%              20.42%
    Highest contract charges                  2.55%              1.30%              18.39%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.22%              12.21%
    Highest contract charges                  2.54%              1.28%               7.40%
    Remaining contract charges                  --                 --                  --
TEMPLETON GLOBAL ASSET ALLOCATION FUND
 2009  Lowest contract charges                0.95%              9.47%              20.66%
    Highest contract charges                  0.30%                --               18.74%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.95%             10.27%             (25.81)%
    Highest contract charges                  2.37%                --              (26.88)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.95%             17.44%               8.97%
    Highest contract charges                  2.34%             16.38%               7.46%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.95%              7.12%              19.97%
    Highest contract charges                  2.35%              6.75%              18.30%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.95%              3.79%               2.58%
    Highest contract charges                  2.34%              3.52%               1.15%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2009  Lowest contract charges                     295        $8.295438            $2,447
    Highest contract charges                       732        13.539810             9,908
    Remaining contract charges              56,733,378               --       634,580,489
 2008  Lowest contract charges               3,524,369         9.996674        35,231,964
    Highest contract charges                    51,024         8.149626           415,825
    Remaining contract charges              59,926,254               --       522,436,182
 2007  Lowest contract charges               3,197,772        17.480379        55,898,276
    Highest contract charges                    55,140        14.495551           799,279
    Remaining contract charges              68,763,989               --     1,072,977,291
 2006  Lowest contract charges               1,508,979        17.225283        25,992,594
    Highest contract charges                    54,456        14.528955           791,187
    Remaining contract charges              62,116,306               --       961,388,720
 2005  Lowest contract charges                 327,924        14.262017         4,676,861
    Highest contract charges                    19,939        12.235707           243,969
    Remaining contract charges              51,883,575               --       670,295,196
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 2009  Lowest contract charges                   2,483        11.329533            28,127
    Highest contract charges                     7,386        12.158107            89,796
    Remaining contract charges              35,932,473               --       622,474,693
 2008  Lowest contract charges                     936        16.272435            15,236
    Highest contract charges                    34,600        14.666576           507,460
    Remaining contract charges              34,520,186               --       509,953,837
 2007  Lowest contract charges                     937        22.904210            21,444
    Highest contract charges                    41,910        21.030000           881,367
    Remaining contract charges              35,005,065               --       762,905,320
 2006  Lowest contract charges                     936        20.621663            19,308
    Highest contract charges                    35,700        19.287666           688,563
    Remaining contract charges              25,910,591               --       512,602,236
 2005  Lowest contract charges                   1,392        16.943447            23,589
    Highest contract charges                    21,916        16.078683           352,384
    Remaining contract charges              16,703,338               --       272,994,516

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
TEMPLETON GROWTH SECURITIES FUND
 2009  Lowest contract charges                0.75%              6.80%              30.00%
    Highest contract charges                  0.39%                --               27.48%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.85%              1.82%             (42.81)%
    Highest contract charges                  2.56%              1.86%             (43.78)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              1.27%               1.48%
    Highest contract charges                  2.54%              1.36%              (0.23)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.18%              20.78%
    Highest contract charges                  2.54%              1.32%              18.74%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.19%               9.79%
    Highest contract charges                  2.50%              1.10%               6.12%
    Remaining contract charges                  --                 --                  --
MUTUAL GLOBAL DISCOVERY SECURITIES
 FUND
 2009  Lowest contract charges                0.06%                --               13.30%
    Highest contract charges                  2.73%              1.84%              19.85%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%              2.24%             (28.95)%
    Highest contract charges                  2.56%              2.13%             (30.26)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.70%              1.44%              11.07%
    Highest contract charges                  2.54%              1.40%               9.03%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.74%                --               22.20%
    Highest contract charges                  2.55%              1.07%              19.96%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.55%              1.32%              15.33%
    Highest contract charges                  2.49%              0.97%              13.05%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 2009  Lowest contract charges                 288,822       $10.523196        $3,039,329
    Highest contract charges                     1,617        12.981022            20,989
    Remaining contract charges               5,421,479               --        54,198,063
 2008  Lowest contract charges                 242,571         7.981607         1,936,101
    Highest contract charges                     1,054         7.477473             7,880
    Remaining contract charges               5,019,032               --        38,472,672
 2007  Lowest contract charges                 172,698        12.444192         2,149,095
    Highest contract charges                       419        11.858630             4,966
    Remaining contract charges               4,835,426               --        58,491,948
 2006  Lowest contract charges                 124,377        10.978096         1,365,434
    Highest contract charges                     3,918        10.640852            41,687
    Remaining contract charges               3,071,098               --        33,097,908
 2005  Lowest contract charges                  28,326        10.524182           298,107
    Highest contract charges                    37,449        10.380183           388,732
    Remaining contract charges               1,411,380               --        14,725,202
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 2009  Lowest contract charges                 193,057         9.534345         1,840,676
    Highest contract charges                       735        12.686720             9,318
    Remaining contract charges               2,698,345               --        24,547,880
 2008  Lowest contract charges                 209,780         7.585679         1,591,323
    Highest contract charges                       748         7.106541             5,318
    Remaining contract charges               2,581,347               --        18,865,011
 2007  Lowest contract charges                 163,353        11.800600         1,927,666
    Highest contract charges                    10,846        11.245329           121,963
    Remaining contract charges               2,323,985               --        26,682,443
 2006  Lowest contract charges                 110,926        11.932502         1,323,618
    Highest contract charges                       892        11.566035            10,321
    Remaining contract charges               1,414,981               --        16,584,457
 2005  Lowest contract charges                  29,922        10.357740           309,923
    Highest contract charges                    14,570        10.215971           148,845
    Remaining contract charges                 481,637               --         4,949,665
TEMPLETON GLOBAL BOND SECURITIES FUND
 2009  Lowest contract charges                  19,542        11.012978           215,218
    Highest contract charges                     4,277        12.284599            52,538
    Remaining contract charges               8,467,211               --        97,996,212
 2008  Lowest contract charges                   7,641         9.963562            76,130
    Highest contract charges                       188         9.818817             1,842
    Remaining contract charges               3,930,465               --        38,886,956

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
FRANKLIN FLEX CAP GROWTH SECURITIES
 FUND
 2009  Lowest contract charges                0.85%                --               31.84%
    Highest contract charges                  0.13%                --               29.36%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.85%              0.12%             (35.86)%
    Highest contract charges                  2.55%              0.15%             (36.95)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              0.12%              13.36%
    Highest contract charges                  2.56%              0.16%              11.44%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              0.01%               4.31%
    Highest contract charges                  2.54%              0.01%               2.55%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              0.29%              11.76%
    Highest contract charges                  2.46%              0.23%              10.55%
    Remaining contract charges                  --                 --                  --
FRANKLIN LARGE CAP VALUE SECURITIES
 FUND
 2009  Lowest contract charges                0.85%              2.03%              25.69%
    Highest contract charges                  0.22%                --               23.32%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.85%                --              (35.72)%
    Highest contract charges                  2.56%                --              (36.81)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              1.84%              (1.11)%
    Highest contract charges                  2.51%              3.71%              (2.77)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.85%              1.99%              15.20%
    Highest contract charges                  2.53%              1.48%              13.26%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.82%              2.27%               6.61%
    Highest contract charges                  2.44%              2.19%               5.44%
    Remaining contract charges                  --                 --                  --
TEMPLETON GLOBAL BOND SECURITIES FUND
 2009  Lowest contract charges                0.10%                --               10.13%
    Highest contract charges                  2.59%             16.79%              15.37%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.62%                --                0.43%
    Highest contract charges                  2.07%                --               (0.73)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges                     566        $9.379221            $5,306
    Highest contract charges                    10,069         9.090703            91,536
    Remaining contract charges               1,150,977               --        10,734,540
 2008  Lowest contract charges                     567         7.252987             4,109
    Highest contract charges                     6,243         7.150381            44,641
    Remaining contract charges                 485,135               --         3,496,380
HARTFORD TOTAL RETURN BOND HLS FUND
 2009  Lowest contract charges                   1,654        10.729090            17,747
    Highest contract charges                     7,413        11.472136            85,040
    Remaining contract charges              57,939,292               --       593,357,500
 2008  Lowest contract charges                   8,599         9.067679            77,970
    Highest contract charges                     4,569         8.935942            40,831
    Remaining contract charges              24,765,646               --       223,239,155
HARTFORD CAPITAL APPRECIATION HLS FUND
 2009  Lowest contract charges                   1,408        12.593871            17,733
    Highest contract charges                     9,119        14.792221           134,883
    Remaining contract charges              78,034,807               --       658,912,517
 2008  Lowest contract charges                  32,068         5.866837           188,140
    Highest contract charges                     9,022         5.781273            52,158
    Remaining contract charges              43,631,863               --       254,407,326
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2009  Lowest contract charges                   1,434        12.121774            17,386
    Highest contract charges                     1,369        12.538452            17,163
    Remaining contract charges              44,926,902               --       396,500,111
 2008  Lowest contract charges                  11,950         7.190301            85,930
    Highest contract charges                     1,233         7.085590             8,734
    Remaining contract charges              22,084,689               --       157,847,875
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2009  Lowest contract charges                   7,495         8.837894            66,237
    Highest contract charges                     1,256        14.125220            17,742
    Remaining contract charges                 322,590               --         2,913,485
 2008  Lowest contract charges                   4,839         6.255782            30,276
    Highest contract charges                     1,127         6.169794             6,952
    Remaining contract charges                 138,032               --           856,852
HARTFORD GLOBAL EQUITY HLS FUND
 2009  Lowest contract charges                     453         8.721844             3,947
    Highest contract charges                     1,025        14.491203            14,857
    Remaining contract charges                  64,426               --           559,497
 2008  Lowest contract charges                      82         6.173557               508
    Highest contract charges                       126         6.106590               768
    Remaining contract charges                  30,740               --           188,992

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 2009  Lowest contract charges                0.75%              2.34%              29.32%
    Highest contract charges                  2.45%              2.72%              27.14%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.62%              5.42%             (30.45)%
    Highest contract charges                  2.02%              6.98%             (31.24)%
    Remaining contract charges                  --                 --                  --
HARTFORD TOTAL RETURN BOND HLS FUND
 2009  Lowest contract charges                0.16%             22.15%               7.29%
    Highest contract charges                  2.73%              5.87%              11.89%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.61%             29.92%              (8.93)%
    Highest contract charges                  2.06%             16.36%              (9.98)%
    Remaining contract charges                  --                 --                  --
HARTFORD CAPITAL APPRECIATION HLS FUND
 2009  Lowest contract charges                0.15%              4.78%              25.94%
    Highest contract charges                  2.72%              1.66%              41.72%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.62%              6.32%             (44.63)%
    Highest contract charges                  2.07%              5.62%             (45.28)%
    Remaining contract charges                  --                 --                  --
HARTFORD DIVIDEND AND GROWTH HLS FUND
 2009  Lowest contract charges                0.15%             11.29%              21.22%
    Highest contract charges                  2.59%              5.38%              21.29%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.61%              9.11%             (31.52)%
    Highest contract charges                  2.08%              6.04%             (32.31)%
    Remaining contract charges                  --                 --                  --
HARTFORD FUNDAMENTAL GROWTH HLS FUND
 2009  Lowest contract charges                0.85%              0.67%              41.28%
    Highest contract charges                  2.74%              0.57%              38.62%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%              0.05%             (41.44)%
    Highest contract charges                  2.06%                --              (42.09)%
    Remaining contract charges                  --                 --                  --
HARTFORD GLOBAL EQUITY HLS FUND
 2009  Lowest contract charges                0.84%              2.15%              40.92%
    Highest contract charges                  0.49%              0.87%              38.34%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.01%                --              (41.13)%
    Highest contract charges                  1.99%              5.46%             (41.64)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges                   3,780        $7.272846           $27,494
    Highest contract charges                       153        13.907338             2,125
    Remaining contract charges                 201,783               --         1,471,695
 2008  Lowest contract charges                   1,579         5.407566             8,536
    Highest contract charges                     1,148         5.333167             6,121
    Remaining contract charges                 123,232               --           661,737
HARTFORD DISCIPLINED EQUITY HLS FUND
 2009  Lowest contract charges                   3,020        11.957704            36,108
    Highest contract charges                     1,031        12.738728            13,139
    Remaining contract charges               9,202,722               --        78,442,445
 2008  Lowest contract charges                       3         6.866486                22
    Highest contract charges                     3,409         6.766446            23,064
    Remaining contract charges               3,985,623               --        27,177,996
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges                     780        12.103351             9,438
    Highest contract charges                     1,279        13.588484            17,384
    Remaining contract charges               1,429,475               --        12,610,430
 2008  Lowest contract charges                 262,769         6.607896         1,736,347
    Highest contract charges                     2,369         6.519796            15,445
    Remaining contract charges                 253,045               --         1,662,768
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                   4,255        12.427873            52,885
    Highest contract charges                     1,874        13.289584            24,899
    Remaining contract charges              17,058,833               --       133,009,975
 2008  Lowest contract charges                   5,266         6.080213            32,015
    Highest contract charges                     5,225         5.991598            31,308
    Remaining contract charges               7,998,131               --        48,303,140
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges                   2,028        12.336945            25,016
    Highest contract charges                     1,364        15.197270            20,735
    Remaining contract charges               2,898,405               --        33,320,952
 2008  Lowest contract charges                   2,663         7.677483            20,447
    Highest contract charges                    15,408         7.575364           116,722
    Remaining contract charges                 423,298               --         3,228,626
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2009  Lowest contract charges                  68,459         6.255761           428,264
    Highest contract charges                       301        13.254693             3,986
    Remaining contract charges                 582,823               --         3,682,605
 2008  Lowest contract charges                  13,041         4.903365            63,946
    Highest contract charges                     1,175         4.835870             5,680
    Remaining contract charges                 393,586               --         1,916,203

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges                0.85%              1.13%              34.49%
    Highest contract charges                  0.10%                --               32.03%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.71%              1.04%             (48.61)%
    Highest contract charges                  2.06%              1.65%             (49.17)%
    Remaining contract charges                  --                 --                  --
HARTFORD DISCIPLINED EQUITY HLS FUND
 2009  Lowest contract charges                0.10%              1.60%              19.58%
    Highest contract charges                  2.73%              2.98%              22.24%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --               1.65%             (33.10)%
    Highest contract charges                  2.06%              3.79%             (33.88)%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH HLS FUND
 2009  Lowest contract charges                0.06%              0.36%              21.03%
    Highest contract charges                  2.69%              0.72%              30.67%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.69%              1.29%             (38.00)%
    Highest contract charges                  2.05%              0.47%             (38.66)%
    Remaining contract charges                  --                 --                  --
HARTFORD GROWTH OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                0.10%              0.75%              24.28%
    Highest contract charges                  2.73%              0.93%              26.09%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.63%              0.66%             (40.36)%
    Highest contract charges                  2.07%              1.19%             (41.05)%
    Remaining contract charges                  --                 --                  --
HARTFORD HIGH YIELD HLS FUND
 2009  Lowest contract charges                0.10%             14.70%              23.37%
    Highest contract charges                  2.74%             14.70%              46.38%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.69%             46.73%             (25.94)%
    Highest contract charges                  2.01%             40.66%             (26.72)%
    Remaining contract charges                  --                 --                  --
HARTFORD INTERNATIONAL GROWTH HLS FUND
 2009  Lowest contract charges                0.85%              3.11%              27.58%
    Highest contract charges                  2.72%              5.55%              25.18%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.71%              3.08%             (51.51)%
    Highest contract charges                  2.06%              2.44%             (52.04)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges                   6,124       $12.339469           $75,572
    Highest contract charges                       249        13.883352             3,455
    Remaining contract charges               2,893,315               --        23,912,321
 2008  Lowest contract charges                   2,203         6.277231            13,832
    Highest contract charges                     2,521         6.185773            15,595
    Remaining contract charges               1,926,222               --        12,009,502
HARTFORD MIDCAP GROWTH HLS FUND
 2009  Lowest contract charges                     409         8.476602             3,470
    Highest contract charges                       388        14.826600             5,756
    Remaining contract charges               1,125,188               --         9,709,049
 2008  Lowest contract charges                  52,975         5.770819           305,711
    Highest contract charges                     2,648         5.693823            15,076
    Remaining contract charges                 353,762               --         2,028,267
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges                       2         9.979280                16
    Highest contract charges                    71,437         9.714418           693,972
    Remaining contract charges             790,235,256               --     1,000,258,633
 2008  Lowest contract charges                  32,714        10.087274           329,991
    Highest contract charges                   905,927         1.030094           933,190
    Remaining contract charges           1,375,828,315               --     1,645,081,568
 2007  Lowest contract charges               3,141,794         1.185236         3,723,765
    Highest contract charges                   167,210         1.034643           173,002
    Remaining contract charges             580,085,723               --       641,218,095
 2006  Lowest contract charges                     923         1.122600             1,036
    Highest contract charges                   121,155         1.011338           122,529
    Remaining contract charges             350,195,987               --       376,339,993
 2005  Lowest contract charges                 452,963         1.097140           496,964
    Highest contract charges                    44,659         0.990846            44,250
    Remaining contract charges             256,059,371               --       266,952,857
HARTFORD SMALL COMPANY HLS FUND
 2009  Lowest contract charges                   5,122         8.587429            43,980
    Highest contract charges                       868        13.146736            11,404
    Remaining contract charges               1,503,470               --        12,809,717
 2008  Lowest contract charges                  22,783         6.686452           152,336
    Highest contract charges                     7,741         6.597309            51,071
    Remaining contract charges                 872,940               --         5,799,915
HARTFORD SMALLCAP GROWTH HLS FUND
 2009  Lowest contract charges                   6,050         9.314788            56,354
    Highest contract charges                    12,892        14.024950           180,803
    Remaining contract charges                 376,000               --         3,486,015
 2008  Lowest contract charges                   2,899         6.938674            20,118
    Highest contract charges                     1,123         6.846178             7,686
    Remaining contract charges                 210,683               --         1,451,405

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD INTERNATIONAL OPPORTUNITIES
 HLS FUND
 2009  Lowest contract charges                0.04%              2.57%              23.40%
    Highest contract charges                  2.74%              2.71%              29.84%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.61%              8.47%             (39.78)%
    Highest contract charges                  2.05%              7.20%             (40.48)%
    Remaining contract charges                  --                 --                  --
HARTFORD MIDCAP GROWTH HLS FUND
 2009  Lowest contract charges                0.75%              0.35%              46.76%
    Highest contract charges                  2.73%              0.72%              43.86%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%              1.25%             (43.74)%
    Highest contract charges                  2.02%              1.58%             (44.34)%
    Remaining contract charges                  --                 --                  --
HARTFORD MONEY MARKET HLS FUND
 2009  Lowest contract charges                  --                 --               (0.21)%
    Highest contract charges                  2.68%                --               (2.64)%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.57%              0.49%               0.60%
    Highest contract charges                  2.54%              1.65%              (0.44)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                0.85%              4.77%               4.06%
    Highest contract charges                  2.54%              4.83%               2.30%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.25%              2.57%               4.13%
    Highest contract charges                  2.55%              4.85%               2.07%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                0.83%              3.34%               1.54%
    Highest contract charges                  2.52%              2.94%               0.26%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALL COMPANY HLS FUND
 2009  Lowest contract charges                0.75%              0.01%              28.32%
    Highest contract charges                  2.72%                --               25.78%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%              0.45%             (36.17)%
    Highest contract charges                  2.03%              0.32%             (36.85)%
    Remaining contract charges                  --                 --                  --
HARTFORD SMALLCAP GROWTH HLS FUND
 2009  Lowest contract charges                0.85%              0.10%              34.24%
    Highest contract charges                  2.69%              0.08%              31.78%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%              0.75%             (34.82)%
    Highest contract charges                  2.01%              0.64%             (35.52)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges                     558        $8.835711            $4,930
    Highest contract charges                     6,029        14.228649            85,780
    Remaining contract charges                 241,288               --         2,154,224
 2008  Lowest contract charges                     559         6.289721             3,514
    Highest contract charges                       322         6.200603             1,997
    Remaining contract charges                 124,214               --           775,916
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2009  Lowest contract charges                   5,035         9.916951            49,935
    Highest contract charges                     4,628        10.080811            46,654
    Remaining contract charges               4,478,941               --        43,767,161
 2008  Lowest contract charges                  68,844         9.656858           664,817
    Highest contract charges                       226         9.524540             2,149
    Remaining contract charges               2,869,294               --        27,515,217
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges                     247         8.799340             2,173
    Highest contract charges                     2,471         8.528526            21,075
    Remaining contract charges                 831,812               --         7,247,493
 2008  Lowest contract charges                  13,602         7.122333            96,875
    Highest contract charges                     1,048         7.042157             7,378
    Remaining contract charges                 473,399               --         3,346,888
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                   1,199         9.314687            11,164
    Highest contract charges                       394        15.381525             6,062
    Remaining contract charges                 352,824               --         3,293,979
 2008  Lowest contract charges                   1,183         6.395260             7,567
    Highest contract charges                       365         6.301984             2,299
    Remaining contract charges                 258,604               --         1,640,185
HARTFORD EQUITY INCOME HLS FUND
 2009  Lowest contract charges                 356,848         9.038956         3,225,535
    Highest contract charges                       850        11.647261             9,897
    Remaining contract charges                 628,691               --         5,716,487
 2008  Lowest contract charges                  30,043         7.747694           232,766
    Highest contract charges                     2,874         7.644494            21,968
    Remaining contract charges                 207,830               --         1,600,131
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 2009  Lowest contract charges                      55        11.689368               643
    Highest contract charges                       667        12.358442             8,239
    Remaining contract charges               4,374,006               --        38,869,418
 2008  Lowest contract charges                     138         7.275350             1,005
    Highest contract charges                    47,719         7.192825           343,232
    Remaining contract charges               2,922,883               --        21,138,321

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
HARTFORD STOCK HLS FUND
 2009  Lowest contract charges                0.75%              1.65%              40.48%
    Highest contract charges                  2.67%              2.22%              37.77%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.63%              3.75%             (40.94)%
    Highest contract charges                  2.04%              6.34%             (41.61)%
    Remaining contract charges                  --                 --                  --
HARTFORD U.S. GOVERNMENT SECURITIES
 HLS FUND
 2009  Lowest contract charges                0.74%              0.04%               2.61%
    Highest contract charges                  2.72%              0.04%               0.58%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%             13.82%              (1.58)%
    Highest contract charges                  1.95%             19.13%              (2.65)%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE HLS FUND
 2009  Lowest contract charges                0.73%              2.67%              23.44%
    Highest contract charges                  2.43%              2.58%              21.36%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%              6.85%             (33.13)%
    Highest contract charges                  1.82%              2.62%             (33.74)%
    Remaining contract charges                  --                 --                  --
HARTFORD VALUE OPPORTUNITIES HLS FUND
 2009  Lowest contract charges                0.75%              1.17%              45.65%
    Highest contract charges                  0.16%              0.88%              42.84%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.63%              3.10%             (36.88)%
    Highest contract charges                  1.96%             14.17%             (37.61)%
    Remaining contract charges                  --                 --                  --
HARTFORD EQUITY INCOME HLS FUND
 2009  Lowest contract charges                0.84%              6.28%              16.67%
    Highest contract charges                  2.73%              5.04%              14.47%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.69%             10.98%             (27.26)%
    Highest contract charges                  2.04%              6.87%             (28.04)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS ASSET ALLOCATION HLS
 FUND
 2009  Lowest contract charges                0.03%                --               16.89%
    Highest contract charges                  2.71%              2.60%              20.24%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.51%                --              (27.77)%
    Highest contract charges                  1.63%                --              (28.59)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT            CONTRACT
SUB-ACCOUNT                                 UNITS        FAIR VALUE #     OWNERS' EQUITY
-----------------------------------------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 2009  Lowest contract charges                      52       $12.382862              $642
    Highest contract charges                    55,489        12.851649           713,129
    Remaining contract charges               2,733,181               --        23,198,763
 2008  Lowest contract charges                 435,666         6.679716         2,910,123
    Highest contract charges                    37,007         6.626079           245,213
    Remaining contract charges               1,129,320               --         7,518,471
AMERICAN FUNDS BOND HLS FUND
 2009  Lowest contract charges                   6,558        10.583985            69,414
    Highest contract charges                     5,203        11.295400            58,768
    Remaining contract charges              15,044,210               --       148,240,510
 2008  Lowest contract charges                       4         8.933982                42
    Highest contract charges                     2,566         8.829886            22,657
    Remaining contract charges               6,029,714               --        53,564,185
AMERICAN FUNDS GLOBAL BOND HLS FUND
 2009  Lowest contract charges                   1,120        10.650417            11,932
    Highest contract charges                     2,148        11.360991            24,406
    Remaining contract charges               3,209,616               --        33,759,019
 2008  Lowest contract charges                     714         9.799988             6,999
    Highest contract charges                    18,759         9.689117           181,754
    Remaining contract charges               1,988,660               --        19,376,816
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 2009  Lowest contract charges                   1,668        12.587813            20,994
    Highest contract charges                       316        14.295567             4,510
    Remaining contract charges               9,038,134               --        75,063,027
 2008  Lowest contract charges                   5,828         6.026788            35,121
    Highest contract charges                   124,965         5.958336           744,583
    Remaining contract charges               6,064,037               --        36,333,300
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges                   1,452        12.427257            18,047
    Highest contract charges                    46,652        14.653651           683,623
    Remaining contract charges               2,904,995               --        26,025,544
 2008  Lowest contract charges                   1,295         6.372372             8,249
    Highest contract charges                   233,332         6.300038         1,470,002
    Remaining contract charges               1,916,205               --        12,139,562

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
AMERICAN FUNDS BLUE CHIP INCOME AND
 GROWTH HLS FUND
 2009  Lowest contract charges                0.02%                --               23.83%
    Highest contract charges                  2.68%              1.31%              24.06%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.83%                --              (34.65)%
    Highest contract charges                  1.63%                --              (35.17)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS BOND HLS FUND
 2009  Lowest contract charges                0.08%                --                5.84%
    Highest contract charges                  2.74%              3.21%               9.19%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (10.82)%
    Highest contract charges                  1.66%                --              (11.85)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL BOND HLS FUND
 2009  Lowest contract charges                0.02%                --                6.50%
    Highest contract charges                  2.72%              2.78%               6.46%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.48%                --               (1.83)%
    Highest contract charges                  1.63%                --               (2.93)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH AND
 INCOME HLS FUND
 2009  Lowest contract charges                0.07%                --               25.88%
    Highest contract charges                  2.74%              2.48%              35.59%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.50%                --              (40.20)%
    Highest contract charges                  1.62%                --              (40.88)%
    Remaining contract charges                  --                 --                  --
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
 2009  Lowest contract charges                0.07%                --               24.27%
    Highest contract charges                  2.69%              1.84%              38.00%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.49%                --              (36.64)%
    Highest contract charges                  1.64%                --              (37.36)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2009  Lowest contract charges                    1,686    $12.642178           $21,311
    Highest contract charges                        398     16.565575             6,589
    Remaining contract charges                6,594,913            --        53,510,664
 2008  Lowest contract charges                    3,992      5.070685            20,242
    Highest contract charges                      2,118      5.011352            10,616
    Remaining contract charges                3,360,971            --        16,944,819
AMERICAN FUNDS GROWTH HLS FUND
 2009  Lowest contract charges                    7,204     12.295824            88,575
    Highest contract charges                      1,922     13.964315            26,836
    Remaining contract charges               30,738,536            --       248,359,827
 2008  Lowest contract charges                   24,290      5.851955           142,147
    Highest contract charges                      7,706      5.783494            44,566
    Remaining contract charges               17,658,996            --       102,726,342
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 2009  Lowest contract charges                    3,858     12.121401            46,759
    Highest contract charges                        321     13.075097             4,195
    Remaining contract charges               16,706,160            --       139,942,256
 2008  Lowest contract charges                   38,156      6.469048           246,835
    Highest contract charges                      2,742      6.393426            17,529
    Remaining contract charges                9,395,706            --        60,422,644
AMERICAN FUNDS INTERNATIONAL HLS FUND
 2009  Lowest contract charges                    5,317     12.377279            65,810
    Highest contract charges                      1,066     14.931026            15,911
    Remaining contract charges               19,377,345            --       165,904,278
 2008  Lowest contract charges                   40,785      6.059340           247,127
    Highest contract charges                      3,324      5.988522            19,905
    Remaining contract charges               10,983,753            --        66,183,244
AMERICAN FUNDS NEW WORLD HLS FUND
 2009  Lowest contract charges                    1,943     12.423452            24,136
    Highest contract charges                        274     15.210443             4,163
    Remaining contract charges                5,766,731            --        50,994,691
 2008  Lowest contract charges                   13,191      5.973191            78,786
    Highest contract charges                      2,200      5.903393            12,990
    Remaining contract charges                3,431,382            --        20,371,118
LORD ABBETT ALL VALUE FUND
 2009  Lowest contract charges                      700     10.875521             7,609
    Highest contract charges                         --            --                --
    Remaining contract charges                       --            --                --

                                                               INVESTMENT
                                             EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                   RATIO*             RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------------
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2009  Lowest contract charges                 0.08%                  --               26.42%
    Highest contract charges                   2.74%                0.08%              56.41%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.50%                  --              (49.74)%
    Highest contract charges                   1.68%                  --              (50.32)%
    Remaining contract charges                  --                    --                  --
AMERICAN FUNDS GROWTH HLS FUND
 2009  Lowest contract charges                 0.10%                0.49%              22.96%
    Highest contract charges                   2.73%                0.81%              35.25%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.50%                1.57%             (41.92)%
    Highest contract charges                   1.66%                2.12%             (42.59)%
    Remaining contract charges                  --                    --                  --
AMERICAN FUNDS GROWTH-INCOME HLS FUND
 2009  Lowest contract charges                 0.08%                1.70%              21.21%
    Highest contract charges                   2.74%                2.02%              27.31%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.50%                2.90%             (36.50)%
    Highest contract charges                   1.66%                2.61%             (37.24)%
    Remaining contract charges                  --                    --                  --
AMERICAN FUNDS INTERNATIONAL HLS FUND
 2009  Lowest contract charges                 0.10%                  --               23.77%
    Highest contract charges                   2.73%                1.30%              38.88%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.50%                  --              (39.76)%
    Highest contract charges                   1.66%                  --              (40.47)%
    Remaining contract charges                  --                    --                  --
AMERICAN FUNDS NEW WORLD HLS FUND
 2009  Lowest contract charges                 0.07%                  --               24.24%
    Highest contract charges                   2.72%                1.49%              45.10%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.50%                  --              (40.58)%
    Highest contract charges                   1.67%                  --              (41.27)%
    Remaining contract charges                  --                    --                  --
LORD ABBETT ALL VALUE FUND
 2009  Lowest contract charges                 0.02%                0.15%               8.76%
    Highest contract charges                    --                    --                  --
    Remaining contract charges                  --                    --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2009  Lowest contract charges                  227,836     $9.674588        $2,204,216
    Highest contract charges                      4,542     12.505226            56,795
    Remaining contract charges                  890,617            --         8,587,396
 2008  Lowest contract charges                  104,657      7.906371           827,455
    Highest contract charges                      1,643      7.801894            12,820
    Remaining contract charges                  334,244            --         2,625,926
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2009  Lowest contract charges                    1,190     10.872900            12,941
    Highest contract charges                      2,013     13.721049            27,614
    Remaining contract charges                6,605,863            --        73,135,719
 2008  Lowest contract charges                        3      8.380467                20
    Highest contract charges                      1,718      8.259432            14,193
    Remaining contract charges                3,101,264            --        25,811,550
LORD ABBETT GROWTH & INCOME PORTFOLIO
 2009  Lowest contract charges                      892      8.196534             7,307
    Highest contract charges                      6,591     11.965883            78,872
    Remaining contract charges                1,506,460            --        12,261,380
 2008  Lowest contract charges                      750      6.945580             5,207
    Highest contract charges                        328      6.845272             2,246
    Remaining contract charges                1,022,258            --         7,059,213
MFS CORE EQUITY SERIES
 2009  Lowest contract charges                   96,599      9.044579           873,692
    Highest contract charges                        926     13.344441            12,361
    Remaining contract charges                2,944,978            --        21,372,606
 2008  Lowest contract charges                  113,923      6.894720           785,467
    Highest contract charges                      6,652      4.343066            28,890
    Remaining contract charges                3,493,546            --        19,479,038
 2007  Lowest contract charges                  144,880     11.440100         1,657,443
    Highest contract charges                      4,575      7.322856            33,504
    Remaining contract charges                4,477,418            --        41,788,147
 2006  Lowest contract charges                  177,574     10.390804         1,845,139
    Highest contract charges                     17,958      6.768617           121,551
    Remaining contract charges                5,650,340            --        48,076,603
 2005  Lowest contract charges                  203,763      9.217904         1,878,265
    Highest contract charges                     17,671      6.098386           107,764
    Remaining contract charges                6,982,738            --        52,925,741

                                                               INVESTMENT
                                             EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                   RATIO*             RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------------
LORD ABBETT AMERICA'S VALUE PORTFOLIO
 2009  Lowest contract charges                 0.85%                4.64%              22.36%
    Highest contract charges                   2.66%               10.35%              20.12%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.70%               11.86%             (23.83)%
    Highest contract charges                   2.02%               14.59%             (24.64)%
    Remaining contract charges                  --                    --                  --
LORD ABBETT BOND-DEBENTURE PORTFOLIO
 2009  Lowest contract charges                 0.06%               10.06%               8.73%
    Highest contract charges                   2.73%               17.07%              30.67%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                  --                  8.63%             (18.64)%
    Highest contract charges                   2.06%               18.49%             (19.58)%
    Remaining contract charges                  --                    --                  --
LORD ABBETT GROWTH & INCOME PORTFOLIO
 2009  Lowest contract charges                 0.75%                1.15%              18.01%
    Highest contract charges                   2.66%                2.43%              15.73%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.61%                5.29%             (34.12)%
    Highest contract charges                   1.96%               20.93%             (34.88)%
    Remaining contract charges                  --                    --                  --
MFS CORE EQUITY SERIES
 2009  Lowest contract charges                 0.95%                1.71%              31.18%
    Highest contract charges                   2.76%                  --               28.78%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.95%                0.81%             (39.73)%
    Highest contract charges                   2.55%                0.66%             (40.69)%
    Remaining contract charges                  --                    --                  --
 2007  Lowest contract charges                 0.95%                0.36%              10.10%
    Highest contract charges                   2.44%                  --                8.35%
    Remaining contract charges                  --                    --                  --
 2006  Lowest contract charges                 0.95%                0.45%              12.72%
    Highest contract charges                   2.50%                0.51%              10.99%
    Remaining contract charges                  --                    --                  --
 2005  Lowest contract charges                 0.95%                0.76%               0.72%
    Highest contract charges                   2.49%                0.76%               0.83%
    Remaining contract charges                  --                    --                  --

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
MFS GROWTH SERIES
 2009  Lowest contract charges                   52,581     $8.914161          $468,713
    Highest contract charges                        541     13.523277             7,310
    Remaining contract charges                7,580,485            --        54,364,945
 2008  Lowest contract charges                   31,506      6.530042           205,742
    Highest contract charges                     33,254      3.915227           130,196
    Remaining contract charges                7,859,617            --        41,250,932
 2007  Lowest contract charges                   18,087     10.523433           190,331
    Highest contract charges                     34,717      6.418030           222,816
    Remaining contract charges                8,136,475            --        69,844,780
 2006  Lowest contract charges                    9,761      8.758777            85,497
    Highest contract charges                      9,758      5.433347            53,019
    Remaining contract charges                7,501,530            --        54,513,853
 2005  Lowest contract charges                    2,001      8.187316            16,384
    Highest contract charges                      2,840      5.165968            14,670
    Remaining contract charges                8,252,471            --        56,616,152
MFS GLOBAL EQUITY SERIES
 2009  Lowest contract charges                   35,935     15.418702           554,069
    Highest contract charges                        136     13.590605             1,847
    Remaining contract charges                1,772,403            --        23,652,771
 2008  Lowest contract charges                   40,762     11.782035           480,252
    Highest contract charges                      1,324      9.205089            12,191
    Remaining contract charges                2,025,301            --        20,859,552
 2007  Lowest contract charges                   42,827     17.942006           768,410
    Highest contract charges                        456     14.258638             6,502
    Remaining contract charges                2,463,233            --        39,032,656
 2006  Lowest contract charges                   32,757     16.571538           542,831
    Highest contract charges                     51,951     13.415376           696,942
    Remaining contract charges                2,505,774            --        37,102,239
 2005  Lowest contract charges                    6,971     13.434136            93,646
    Highest contract charges                     39,153     11.056369           432,885
    Remaining contract charges                1,985,943            --        24,018,777

                                                               INVESTMENT
                                             EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                   RATIO*             RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------------
MFS GROWTH SERIES
 2009  Lowest contract charges                 0.85%                0.25%              36.51%
    Highest contract charges                   0.44%                  --               33.94%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.85%                0.20%             (37.95)%
    Highest contract charges                   2.56%                0.23%             (39.00)%
    Remaining contract charges                  --                    --                  --
 2007  Lowest contract charges                 0.84%                  --               20.15%
    Highest contract charges                   2.53%                  --               18.12%
    Remaining contract charges                  --                    --                  --
 2006  Lowest contract charges                 0.85%                  --                6.98%
    Highest contract charges                   2.55%                  --                5.18%
    Remaining contract charges                  --                    --                  --
 2005  Lowest contract charges                 0.83%                  --               18.67%
    Highest contract charges                   2.53%                  --                6.44%
    Remaining contract charges                  --                    --                  --
MFS GLOBAL EQUITY SERIES
 2009  Lowest contract charges                 0.85%                2.21%              30.87%
    Highest contract charges                   2.72%                2.92%              28.40%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.85%                1.03%             (34.33)%
    Highest contract charges                   2.55%                0.97%             (35.44)%
    Remaining contract charges                  --                    --                  --
 2007  Lowest contract charges                 0.85%                1.92%               8.27%
    Highest contract charges                   2.49%                  --                6.45%
    Remaining contract charges                  --                    --                  --
 2006  Lowest contract charges                 0.85%                0.38%              23.35%
    Highest contract charges                   2.50%                0.48%              21.34%
    Remaining contract charges                  --                    --                  --
 2005  Lowest contract charges                 0.83%                  --               10.31%
    Highest contract charges                   2.51%                0.45%               5.02%
    Remaining contract charges                  --                    --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES
 2009  Lowest contract charges                  123,896    $13.841030        $1,714,852
    Highest contract charges                        670     15.083900            10,110
    Remaining contract charges               19,006,215            --       240,282,105
 2008  Lowest contract charges                   81,947      9.590820           785,941
    Highest contract charges                     32,355      8.508150           275,278
    Remaining contract charges               14,561,115            --       128,906,697
 2007  Lowest contract charges                   81,314     13.526642         1,099,904
    Highest contract charges                     17,392     12.205674           212,278
    Remaining contract charges               16,111,786            --       203,342,132
 2006  Lowest contract charges                   35,190     13.404996           471,719
    Highest contract charges                     12,812     12.303290           157,633
    Remaining contract charges               18,049,680            --       227,987,316
 2005  Lowest contract charges                      690     13.430445             9,262
    Highest contract charges                      3,307     11.434854            37,817
    Remaining contract charges               19,670,408            --       229,294,917
MFS INVESTORS GROWTH STOCK SERIES
 2009  Lowest contract charges                   32,727      8.561398           280,189
    Highest contract charges                      1,892     13.734560            25,982
    Remaining contract charges                8,397,970            --        58,991,585
 2008  Lowest contract charges                   21,867      6.187191           135,294
    Highest contract charges                     13,842      4.308344            59,636
    Remaining contract charges                9,338,353            --        47,973,722
 2007  Lowest contract charges                   18,176      9.884952           179,669
    Highest contract charges                      4,336      7.001540            30,357
    Remaining contract charges               11,516,266            --        96,008,577
 2006  Lowest contract charges                   11,915      8.952472           106,664
    Highest contract charges                    111,400      6.459470           719,585
    Remaining contract charges               13,758,106            --       104,596,592
 2005  Lowest contract charges                    6,162      8.393066            51,722
    Highest contract charges                     88,490      6.156607           544,799
    Remaining contract charges               16,228,510            --       116,165,398

                                                               INVESTMENT
                                             EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                   RATIO*             RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------------
MFS HIGH INCOME SERIES
 2009  Lowest contract charges                 0.85%                7.16%              43.85%
    Highest contract charges                   0.39%                  --               41.08%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.85%                9.07%             (29.10)%
    Highest contract charges                   2.55%                9.21%             (30.29)%
    Remaining contract charges                  --                    --                  --
 2007  Lowest contract charges                 0.85%                5.16%               0.91%
    Highest contract charges                   2.54%                6.26%              (0.79)%
    Remaining contract charges                  --                    --                  --
 2006  Lowest contract charges                 0.85%                6.77%               9.44%
    Highest contract charges                   2.53%                6.00%               7.60%
    Remaining contract charges                  --                    --                  --
 2005  Lowest contract charges                 0.56%                6.59%               1.60%
    Highest contract charges                   2.51%                2.82%               0.42%
    Remaining contract charges                  --                    --                  --
MFS INVESTORS GROWTH STOCK SERIES
 2009  Lowest contract charges                 0.85%                0.77%              38.37%
    Highest contract charges                   0.48%                  --               35.77%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.85%                0.59%             (37.41)%
    Highest contract charges                   2.55%                0.53%             (38.47)%
    Remaining contract charges                  --                    --                  --
 2007  Lowest contract charges                 0.85%                0.29%              10.42%
    Highest contract charges                   2.47%                  --                8.56%
    Remaining contract charges                  --                    --                  --
 2006  Lowest contract charges                 0.85%                  --                6.67%
    Highest contract charges                   2.50%                  --                4.92%
    Remaining contract charges                  --                    --                  --
 2005  Lowest contract charges                 0.84%                  --               10.49%
    Highest contract charges                   2.49%                0.31%               1.91%
    Remaining contract charges                  --                    --                  --

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2009  Lowest contract charges                    1,283     $9.629790           $12,359
    Highest contract charges                      2,865     12.614593            36,134
    Remaining contract charges               43,280,600            --       373,390,514
 2008  Lowest contract charges                    1,805      7.641920            13,799
    Highest contract charges                     54,659      6.595768           360,518
    Remaining contract charges               47,059,890            --       325,461,409
 2007  Lowest contract charges                    1,985     11.499748            22,833
    Highest contract charges                     40,789     10.111297           412,429
    Remaining contract charges               49,982,729            --       524,446,462
 2006  Lowest contract charges                    1,955     10.498556            20,526
    Highest contract charges                      5,110      9.403315            48,050
    Remaining contract charges               46,092,124            --       444,747,220
 2005  Lowest contract charges                    1,925      9.356527            18,015
    Highest contract charges                      9,459      8.536892            80,747
    Remaining contract charges               39,575,017            --       343,234,866
MFS MID CAP GROWTH SERIES
 2009  Lowest contract charges                    1,886      4.704525             8,872
    Highest contract charges                      1,078     14.057845            15,151
    Remaining contract charges               19,143,673            --        83,324,383
 2008  Lowest contract charges                    2,400      3.341523             8,019
    Highest contract charges                     61,478      3.136146           192,804
    Remaining contract charges               17,518,894            --        54,961,396
 2007  Lowest contract charges                    2,131      6.946753            14,802
    Highest contract charges                     46,854      6.642002           311,204
    Remaining contract charges               20,068,856            --       132,442,463
 2006  Lowest contract charges                    2,170      6.369800            13,821
    Highest contract charges                     15,371      6.204074            95,364
    Remaining contract charges               23,239,468            --       142,267,675
 2005  Lowest contract charges                    1,557      6.305593             9,818
    Highest contract charges                     10,664      6.206393            66,184
    Remaining contract charges               26,905,560            --       163,749,319

                                                               INVESTMENT
                                             EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                   RATIO*             RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------------
MFS INVESTORS TRUST SERIES
 2009  Lowest contract charges                 0.70%                1.56%              26.01%
    Highest contract charges                   2.74%                1.87%              23.46%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.70%                0.86%             (33.55)%
    Highest contract charges                   2.55%                0.89%             (34.77)%
    Remaining contract charges                  --                    --                  --
 2007  Lowest contract charges                 0.70%                0.81%               9.54%
    Highest contract charges                   2.52%                0.30%               7.53%
    Remaining contract charges                  --                    --                  --
 2006  Lowest contract charges                 0.70%                0.49%              12.21%
    Highest contract charges                   2.55%                0.43%              10.15%
    Remaining contract charges                  --                    --                  --
 2005  Lowest contract charges                 0.70%                0.54%               6.57%
    Highest contract charges                   2.53%                0.56%               4.61%
    Remaining contract charges                  --                    --                  --
MFS MID CAP GROWTH SERIES
 2009  Lowest contract charges                 0.70%                0.30%              40.79%
    Highest contract charges                   0.48%                  --               37.93%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.70%                  --              (51.90)%
    Highest contract charges                   2.56%                  --              (52.78)%
    Remaining contract charges                  --                    --                  --
 2007  Lowest contract charges                 0.70%                0.17%               9.06%
    Highest contract charges                   2.53%                0.11%               7.06%
    Remaining contract charges                  --                    --                  --
 2006  Lowest contract charges                 0.70%                  --                1.83%
    Highest contract charges                   2.55%                  --                0.04%
    Remaining contract charges                  --                    --                  --
 2005  Lowest contract charges                 0.55%                  --                2.54%
    Highest contract charges                   2.52%                  --                0.51%
    Remaining contract charges                  --                    --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2009  Lowest contract charges                   49,579    $15.211050          $754,148
    Highest contract charges                      2,817     17.468198            49,202
    Remaining contract charges               23,003,515            --       250,879,055
 2008  Lowest contract charges                    1,133      6.771751             7,674
    Highest contract charges                     28,258      5.168903           146,061
    Remaining contract charges               25,575,068            --       173,901,841
 2007  Lowest contract charges                    1,133     11.223146            12,719
    Highest contract charges                     32,858      8.740299           287,190
    Remaining contract charges               27,732,082            --       314,520,332
 2006  Lowest contract charges                    1,133     11.007986            12,475
    Highest contract charges                      5,672      8.745989            49,607
    Remaining contract charges               28,200,574            --       317,146,091
 2005  Lowest contract charges                    1,133      9.776690            11,080
    Highest contract charges                      4,645      7.924706            36,808
    Remaining contract charges               21,136,420            --       213,450,409
MFS TOTAL RETURN SERIES
 2009  Lowest contract charges                      820     11.280481             9,250
    Highest contract charges                      5,617     11.814046            66,361
    Remaining contract charges               88,493,664            --     1,107,925,933
 2008  Lowest contract charges                    1,537     11.412340            17,544
    Highest contract charges                     56,708     10.592590           600,680
    Remaining contract charges               95,085,559            --     1,036,002,613
 2007  Lowest contract charges                    1,537     14.736831            22,655
    Highest contract charges                     66,219     13.955001           924,086
    Remaining contract charges              107,412,846            --     1,537,164,417
 2006  Lowest contract charges                    1,537     14.218784            21,857
    Highest contract charges                     21,901     13.736415           300,845
    Remaining contract charges              101,405,228            --     1,409,933,128
 2005  Lowest contract charges                    2,274     12.777422            29,052
    Highest contract charges                     13,725     12.593284           172,837
    Remaining contract charges               96,547,041            --     1,217,127,318

                                                               INVESTMENT
                                             EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                   RATIO*             RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------------
MFS NEW DISCOVERY SERIES
 2009  Lowest contract charges                 0.85%                  --               61.80%
    Highest contract charges                   2.74%                  --               58.76%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.56%                  --              (39.66)%
    Highest contract charges                   2.56%                  --              (40.86)%
    Remaining contract charges                  --                    --                  --
 2007  Lowest contract charges                 0.55%                  --                1.96%
    Highest contract charges                   2.52%                  --               (0.07)%
    Remaining contract charges                  --                    --                  --
 2006  Lowest contract charges                 0.55%                  --               12.59%
    Highest contract charges                   2.55%                  --               10.36%
    Remaining contract charges                  --                    --                  --
 2005  Lowest contract charges                 0.55%                  --                4.67%
    Highest contract charges                   2.55%                  --                2.60%
    Remaining contract charges                  --                    --                  --
MFS TOTAL RETURN SERIES
 2009  Lowest contract charges                 0.06%                  --               12.81%
    Highest contract charges                   2.77%                  --               14.77%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.55%                3.11%             (22.56)%
    Highest contract charges                   2.56%                3.16%             (24.10)%
    Remaining contract charges                  --                    --                  --
 2007  Lowest contract charges                 0.55%                2.51%               3.64%
    Highest contract charges                   2.52%                2.00%               1.59%
    Remaining contract charges                  --                    --                  --
 2006  Lowest contract charges                 0.55%                2.57%              11.28%
    Highest contract charges                   2.55%                2.43%               9.08%
    Remaining contract charges                  --                    --                  --
 2005  Lowest contract charges                 0.55%                1.99%               2.26%
    Highest contract charges                   2.54%                1.03%               0.23%
    Remaining contract charges                  --                    --                  --

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
MFS VALUE SERIES
 2009  Lowest contract charges                    1,881    $11.768356           $22,131
    Highest contract charges                        653     12.367556             8,075
    Remaining contract charges               28,817,596            --       349,943,669
 2008  Lowest contract charges                        3      7.307428                20
    Highest contract charges                     19,867     11.556828           229,601
    Remaining contract charges               22,353,897            --       244,511,044
 2007  Lowest contract charges                  606,166     18.846102        11,423,872
    Highest contract charges                     12,133     17.585857           213,367
    Remaining contract charges               14,491,570            --       263,347,413
 2006  Lowest contract charges                  335,011     17.614057         5,900,899
    Highest contract charges                      3,238     16.717946            54,141
    Remaining contract charges                9,960,080            --       170,588,151
 2005  Lowest contract charges                   97,847     14.700660         1,438,414
    Highest contract charges                      1,072     14.191889            15,213
    Remaining contract charges                5,878,422            --        84,827,586
MFS RESEARCH BOND SERIES
 2009  Lowest contract charges                    7,643     10.776388            82,363
    Highest contract charges                      1,795     11.587143            20,796
    Remaining contract charges               22,393,189            --       254,563,334
 2008  Lowest contract charges                  178,111     10.403409         1,852,971
    Highest contract charges                     15,316      9.750337           149,335
    Remaining contract charges               12,465,604            --       124,848,455
 2007  Lowest contract charges                   61,019     10.746443           655,732
    Highest contract charges                     16,572     10.244550           169,773
    Remaining contract charges                8,494,357            --        88,801,717
 2006  Lowest contract charges                   31,625     10.400575           328,908
    Highest contract charges                      5,458     10.084786            55,046
    Remaining contract charges                3,419,402            --        34,923,144
 2005  Lowest contract charges                    8,374     10.081408            84,419
    Highest contract charges                      6,494      9.946956            64,591
    Remaining contract charges                  890,879            --         8,906,349

                                                               INVESTMENT
                                             EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                   RATIO*             RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------------
MFS VALUE SERIES
 2009  Lowest contract charges                 0.10%                  --               17.68%
    Highest contract charges                   2.73%                  --               19.13%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                  --                    --              (30.68)%
    Highest contract charges                   2.55%                1.34%             (34.28)%
    Remaining contract charges                  --                    --                  --
 2007  Lowest contract charges                 0.85%                0.85%               7.00%
    Highest contract charges                   2.53%                0.73%               5.19%
    Remaining contract charges                  --                    --                  --
 2006  Lowest contract charges                 0.85%                0.82%              19.82%
    Highest contract charges                   2.54%                1.01%              17.80%
    Remaining contract charges                  --                    --                  --
 2005  Lowest contract charges                 0.83%                  --                6.68%
    Highest contract charges                   2.49%                  --                3.98%
    Remaining contract charges                  --                    --                  --
MFS RESEARCH BOND SERIES
 2009  Lowest contract charges                 0.10%                  --                7.76%
    Highest contract charges                   2.73%                1.21%              12.77%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.85%                2.28%              (3.19)%
    Highest contract charges                   2.55%                3.10%              (4.82)%
    Remaining contract charges                  --                    --                  --
 2007  Lowest contract charges                 0.85%                2.73%               3.33%
    Highest contract charges                   2.53%                2.40%               1.58%
    Remaining contract charges                  --                    --                  --
 2006  Lowest contract charges                 0.85%                3.58%               3.17%
    Highest contract charges                   2.47%                  --                1.43%
    Remaining contract charges                  --                    --                  --
 2005  Lowest contract charges                 0.83%                  --                0.91%
    Highest contract charges                   2.46%                  --                0.19%
    Remaining contract charges                  --                    --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                             UNIT          CONTRACT
SUB-ACCOUNT                                  UNITS       FAIR VALUE #   OWNERS' EQUITY
---------------------------------------------------------------------------------------
MFS RESEARCH INTERNATIONAL SERIES
 2009  Lowest contract charges                   73,678    $12.412738          $914,542
    Highest contract charges                      4,005     13.723028            54,959
    Remaining contract charges                4,781,091            --        56,798,875
 2008  Lowest contract charges                   76,386      9.566686           730,762
    Highest contract charges                     12,734      8.987191           114,441
    Remaining contract charges                5,300,979            --        48,986,965
 2007  Lowest contract charges                   67,653     16.749135         1,133,110
    Highest contract charges                      5,912     16.005105            94,627
    Remaining contract charges                3,544,005            --        57,819,274
 2006  Lowest contract charges                   44,428     14.972071           665,191
    Highest contract charges                     20,271     14.564440           295,229
    Remaining contract charges                1,493,065            --        21,981,068
 2005  Lowest contract charges                    5,002     12.025883            60,148
    Highest contract charges                      5,067     11.893036            60,262
    Remaining contract charges                  305,215            --         3,646,446
MFS RESEARCH SERIES
 2009  Lowest contract charges                1,416,645     10.753312        15,233,622
    Highest contract charges                      1,197      9.903811            11,858
    Remaining contract charges                1,878,169            --        19,381,695
 2008  Lowest contract charges                1,393,518      8.307570        11,576,754
    Highest contract charges                      1,453      7.782479            11,306
    Remaining contract charges                1,622,304            --        13,073,167
 2007  Lowest contract charges                  880,739     13.109180        11,545,772
    Highest contract charges                      1,453     12.491769            18,150
    Remaining contract charges                2,451,347            --        31,202,858
 2006  Lowest contract charges                  220,125     11.678964         2,570,827
    Highest contract charges                        278     11.319683             3,151
    Remaining contract charges                1,008,922            --        11,557,689
 2005  Lowest contract charges                   15,083     10.661651           160,811
    Highest contract charges                      8,331     10.515260            87,603
    Remaining contract charges                  199,414            --         2,109,871

                                                               INVESTMENT
                                             EXPENSE             INCOME              TOTAL
SUB-ACCOUNT                                   RATIO*             RATIO**           RETURN***
--------------------------------------  ---------------------------------------------------------
MFS RESEARCH INTERNATIONAL SERIES
 2009  Lowest contract charges                 0.85%                1.71%              29.75%
    Highest contract charges                   2.69%                  --               27.37%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.85%                0.75%             (42.88)%
    Highest contract charges                   2.55%                0.77%             (43.85)%
    Remaining contract charges                  --                    --                  --
 2007  Lowest contract charges                 0.85%                  --               11.87%
    Highest contract charges                   2.51%                  --                9.98%
    Remaining contract charges                  --                    --                  --
 2006  Lowest contract charges                 0.85%                1.45%              24.50%
    Highest contract charges                   2.50%                1.31%              22.46%
    Remaining contract charges                  --                    --                  --
 2005  Lowest contract charges                 0.83%                1.94%              20.03%
    Highest contract charges                   2.44%                1.78%              18.72%
    Remaining contract charges                  --                    --                  --
MFS RESEARCH SERIES
 2009  Lowest contract charges                 0.85%                1.47%              29.44%
    Highest contract charges                   2.55%                1.44%              27.26%
    Remaining contract charges                  --                    --                  --
 2008  Lowest contract charges                 0.85%                0.51%             (36.63)%
    Highest contract charges                   2.56%                0.53%             (37.70)%
    Remaining contract charges                  --                    --                  --
 2007  Lowest contract charges                 0.84%                0.46%              12.25%
    Highest contract charges                   2.54%                0.25%              10.35%
    Remaining contract charges                  --                    --                  --
 2006  Lowest contract charges                 0.85%                0.15%               9.54%
    Highest contract charges                   2.57%                0.65%               7.70%
    Remaining contract charges                  --                    --                  --
 2005  Lowest contract charges                 0.83%                  --               12.46%
    Highest contract charges                   2.43%                  --               11.23%
    Remaining contract charges                  --                    --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 2009  Lowest contract charges                   14,876      $10.770930          $160,228
    Highest contract charges                      6,770       13.965835            94,549
    Remaining contract charges                   48,587              --           636,873
 2008  Lowest contract charges                   23,304        8.323313           193,966
    Highest contract charges                         77        9.958971               771
    Remaining contract charges                   56,162              --           552,089
 2007  Lowest contract charges                   26,469       15.610518           413,201
    Highest contract charges                        352       18.866608             6,647
    Remaining contract charges                   61,740              --         1,122,414
 2006  Lowest contract charges                   14,048       11.564831           162,465
    Highest contract charges                        575       14.117388             8,112
    Remaining contract charges                   91,870              --         1,256,730
 2005  Lowest contract charges                   13,613        9.612095           130,845
    Highest contract charges                        830       11.851536             9,841
    Remaining contract charges                  101,298              --         1,161,158
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2009  Lowest contract charges                   17,555        7.795563           136,850
    Highest contract charges                      1,304        8.857504            11,547
    Remaining contract charges                  122,778              --         1,073,157
 2008  Lowest contract charges                   23,327        6.265303           146,151
    Highest contract charges                      1,377        7.190320             9,904
    Remaining contract charges                  131,723              --           924,608
 2007  Lowest contract charges                   28,308       10.714235           303,292
    Highest contract charges                      3,169       12.420009            39,365
    Remaining contract charges                  150,100              --         1,815,445
 2006  Lowest contract charges                   33,653       10.024557           337,351
    Highest contract charges                      6,563       11.737302            77,029
    Remaining contract charges                  192,530              --         2,183,611
 2005  Lowest contract charges                   37,011        9.482120           350,939
    Highest contract charges                      9,784       11.213779           109,712
    Remaining contract charges                  219,546              --         2,341,484
VAN KAMPEN -- UIF INTERNATIONAL GROWTH
 EQUITY PORTFOLIO
 2009  Lowest contract charges                    1,903        9.018177            17,162
    Highest contract charges                      3,549        8.753291            31,064
    Remaining contract charges                   40,680              --           361,052
 2008  Lowest contract charges                    3,789        6.694338            25,360
    Highest contract charges                      3,839        6.553127            25,160
    Remaining contract charges                   52,516              --           347,976
 2007  Lowest contract charges                    2,874       13.181607            37,881
    Highest contract charges                      4,526       13.013987            58,907
    Remaining contract charges                   52,167              --           683,159
 2006  Lowest contract charges                    2,266       11.675262            26,458
    Highest contract charges                      2,238       11.642783            26,059
    Remaining contract charges                    3,181              --            37,071

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
BLACKROCK GLOBAL GROWTH V.I. FUND
 2009  Lowest contract charges                1.40%              2.33%              30.86%
    Highest contract charges                  2.35%              2.87%              29.63%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.40%              0.37%             (46.68)%
    Highest contract charges                  2.43%              0.12%             (47.21)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.39%              1.54%              34.98%
    Highest contract charges                  2.40%              0.85%              33.64%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              0.95%              20.32%
    Highest contract charges                  2.40%              0.82%              19.12%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              1.07%              13.47%
    Highest contract charges                  2.39%              1.21%              12.34%
    Remaining contract charges                  --                 --                  --
BLACKROCK LARGE CAP GROWTH V.I. FUND
 2009  Lowest contract charges                1.40%              0.01%              24.42%
    Highest contract charges                  2.40%              0.01%              23.19%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.41%              0.45%             (41.52)%
    Highest contract charges                  2.41%              0.26%             (42.11)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.40%              0.26%               6.88%
    Highest contract charges                  2.40%              0.20%               5.82%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.40%              0.28%               5.72%
    Highest contract charges                  2.40%              0.28%               4.67%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.40%              0.18%               9.10%
    Highest contract charges                  2.39%              0.20%               8.02%
    Remaining contract charges                  --                 --                  --
VAN KAMPEN -- UIF INTERNATIONAL GROWTH
 EQUITY PORTFOLIO
 2009  Lowest contract charges                1.35%              0.72%              34.71%
    Highest contract charges                  2.20%              0.85%              33.57%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.35%                --              (49.22)%
    Highest contract charges                  2.21%                --              (49.65)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%              0.18%              12.73%
    Highest contract charges                  2.18%              0.18%              11.78%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.84%              0.22%              13.79%
    Highest contract charges                  1.12%              0.24%              13.55%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges                      260       $9.172671            $2,387
    Highest contract charges                        984       15.735172            15,476
    Remaining contract charges                2,779,919              --        25,438,049
 2008  Lowest contract charges                  527,554        5.867795         3,095,578
    Highest contract charges                      1,565        5.787808             9,059
    Remaining contract charges                1,196,280              --         6,973,520
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 2009  Lowest contract charges                  486,226        8.747530         4,253,280
    Highest contract charges                         55       14.297989               782
    Remaining contract charges                1,138,122              --        10,334,056
 2008  Lowest contract charges                  220,425        6.339560         1,397,397
    Highest contract charges                      2,217        6.860736            15,211
    Remaining contract charges                  754,509              --         5,067,852
 2007  Lowest contract charges                   50,309       13.831448           695,851
    Highest contract charges                      3,139       12.008550            37,690
    Remaining contract charges                  200,522              --         2,533,894
 2006  Lowest contract charges                   10,884       13.011816           141,625
    Highest contract charges                        263       11.427560             3,002
    Remaining contract charges                   49,934              --           593,010
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2009  Lowest contract charges                   31,067        6.888948           214,022
    Highest contract charges                      1,524        6.437888             9,810
    Remaining contract charges                  105,941              --           712,102
 2008  Lowest contract charges                   24,979        4.073139           101,745
    Highest contract charges                      1,524        3.850448             5,867
    Remaining contract charges                  100,951              --           402,966
 2007  Lowest contract charges                   35,329        8.525023           301,189
    Highest contract charges                      1,679        8.152510            13,685
    Remaining contract charges                   59,131              --           495,948
 2006  Lowest contract charges                   15,943        7.054447           112,475
    Highest contract charges                        494        6.826646             3,371
    Remaining contract charges                    6,651              --            46,530

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
VAN KAMPEN -- UIF MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges                0.74%                --               56.19%
    Highest contract charges                  2.71%                --               53.11%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%              0.22%             (45.31)%
    Highest contract charges                  2.06%                --              (45.91)%
    Remaining contract charges                  --                 --                  --
VAN KAMPEN -- UIF U.S. MID CAP VALUE
 PORTFOLIO
 2009  Lowest contract charges                0.85%              1.16%              37.98%
    Highest contract charges                  2.71%              1.53%              35.46%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%              0.25%             (39.56)%
    Highest contract charges                  2.51%              0.80%             (42.87)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%              0.67%               6.30%
    Highest contract charges                  2.48%              0.50%               5.08%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                0.69%                --               16.13%
    Highest contract charges                  1.39%                --               15.62%
    Remaining contract charges                  --                 --                  --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 2009  Lowest contract charges                1.35%                --               69.13%
    Highest contract charges                  2.50%                --               67.20%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.36%              0.07%             (52.22)%
    Highest contract charges                  2.51%              0.07%             (52.77)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%                --               20.85%
    Highest contract charges                  2.48%                --               19.47%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%                --               12.35%
    Highest contract charges                  2.17%                --               11.99%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2009  Lowest contract charges                  169,435       $4.542372          $769,639
    Highest contract charges                      2,668        4.244987            11,326
    Remaining contract charges                  548,126              --         2,419,912
 2008  Lowest contract charges                  190,285        2.719763           517,526
    Highest contract charges                      2,997        2.571081             7,707
    Remaining contract charges                  656,973              --         1,744,280
 2007  Lowest contract charges                  159,138        5.422083           862,854
    Highest contract charges                      2,366        5.185166            12,270
    Remaining contract charges                  512,272              --         2,723,886
 2006  Lowest contract charges                   69,756        4.615129           321,935
    Highest contract charges                      1,901        4.464517             8,487
    Remaining contract charges                  178,253              --           810,480
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges                   22,700        9.249819           209,974
    Highest contract charges                         67        8.644265               580
    Remaining contract charges                   58,414              --           523,676
 2008  Lowest contract charges                   22,120        5.858325           129,585
    Highest contract charges                         68        5.538087               377
    Remaining contract charges                   52,585              --           299,614
 2007  Lowest contract charges                   20,510       11.462786           235,115
    Highest contract charges                     12,240       10.998815           134,623
    Remaining contract charges                   24,947              --           281,921
 2006  Lowest contract charges                      878        9.473026             8,325
    Highest contract charges                      4,653        9.167156            42,652
    Remaining contract charges                   10,851              --           102,025
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2009  Lowest contract charges                   29,108       10.869185           316,385
    Highest contract charges                      3,375       10.157929            34,284
    Remaining contract charges                   42,838              --           453,126
 2008  Lowest contract charges                   31,152        9.222830           287,308
    Highest contract charges                      3,375        8.718935            29,427
    Remaining contract charges                   32,552              --           294,627
 2007  Lowest contract charges                   29,963       11.968451           358,613
    Highest contract charges                      5,310       11.445540            60,776
    Remaining contract charges                   39,600              --           465,514
 2006  Lowest contract charges                   19,362       11.704959           226,631
    Highest contract charges                        884       11.323008            10,005
    Remaining contract charges                   20,730              --           239,873

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 2009  Lowest contract charges                1.35%                --               67.01%
    Highest contract charges                  2.50%                --               65.11%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.35%                --              (49.84)%
    Highest contract charges                  2.50%                --              (50.42)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%                --               17.49%
    Highest contract charges                  2.49%                --               16.14%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%                --               13.36%
    Highest contract charges                  2.54%                --               12.87%
    Remaining contract charges                  --                 --                  --
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 2009  Lowest contract charges                1.35%                --               57.89%
    Highest contract charges                  2.43%                --               56.09%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.35%              0.46%             (48.89)%
    Highest contract charges                  2.42%              0.72%             (49.48)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%              0.17%              21.00%
    Highest contract charges                  2.19%              0.10%              19.98%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.33%                --               15.63%
    Highest contract charges                  2.24%                --               15.26%
    Remaining contract charges                  --                 --                  --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 2009  Lowest contract charges                1.35%              6.93%              17.85%
    Highest contract charges                  2.50%              7.04%              16.50%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.35%              2.12%             (22.94)%
    Highest contract charges                  2.50%              1.76%             (23.82)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.35%              6.04%               2.25%
    Highest contract charges                  2.48%              6.47%               1.08%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%              5.09%               3.19%
    Highest contract charges                  2.49%              4.40%               2.74%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 2009  Lowest contract charges                    6,489       $9.947209           $64,543
    Highest contract charges                      4,782        9.383400            44,874
    Remaining contract charges                    9,310              --            90,432
 2008  Lowest contract charges                    6,976        8.123951            56,676
    Highest contract charges                      4,782        7.728932            36,962
    Remaining contract charges                   12,158              --            96,831
 2007  Lowest contract charges                   11,197       13.021131           145,797
    Highest contract charges                      4,782       12.494023            59,750
    Remaining contract charges                   18,477              --           236,973
 2006  Lowest contract charges                   10,595       12.696125           134,511
    Highest contract charges                      4,782       12.286164            58,756
    Remaining contract charges                   12,246              --           153,386
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2009  Lowest contract charges                   27,921        8.670403           242,085
    Highest contract charges                        696       14.390901            10,017
    Remaining contract charges                  310,075              --         2,731,244
 2008  Lowest contract charges                    9,376        6.066067            56,872
    Highest contract charges                        841        5.983369             5,033
    Remaining contract charges                  165,156              --           995,237
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2009  Lowest contract charges                      834        9.091739             7,579
    Highest contract charges                        507       14.431646             7,310
    Remaining contract charges                3,328,830              --        30,054,422
 2008  Lowest contract charges                    2,494        6.573235            16,388
    Highest contract charges                        349        6.478219             2,264
    Remaining contract charges                2,409,532              --        15,735,836
OPPENHEIMER MAIN STREET FUND/VA
 2009  Lowest contract charges                   16,270        8.602066           139,955
    Highest contract charges                        572       12.950825             7,412
    Remaining contract charges                  235,024              --         2,026,776
 2008  Lowest contract charges                   10,779        6.777960            73,062
    Highest contract charges                        856        6.688394             5,723
    Remaining contract charges                  136,895              --           922,693
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2009  Lowest contract charges                      782        9.230857             7,218
    Highest contract charges                        223       14.374862             3,202
    Remaining contract charges                3,184,861              --        29,401,330
 2008  Lowest contract charges                        2        6.794283                 8
    Highest contract charges                      1,017        6.696166             6,810
    Remaining contract charges                1,595,760              --        10,767,408

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
MORGAN STANLEY -- DIVIDEND GROWTH
 PORTFOLIO
 2009  Lowest contract charges                1.35%              1.91%              22.44%
    Highest contract charges                  2.20%              1.73%              21.41%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.35%              0.43%             (37.61)%
    Highest contract charges                  2.21%              0.36%             (38.14)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.35%              0.94%               2.56%
    Highest contract charges                  2.19%              0.93%               1.69%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.36%              1.64%              10.04%
    Highest contract charges                  2.28%              3.10%               9.69%
    Remaining contract charges                  --                 --                  --
OPPENHEIMER CAPITAL APPRECIATION
 FUND/VA
 2009  Lowest contract charges                0.85%                --               42.93%
    Highest contract charges                  2.73%                --               40.25%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.69%                --              (44.29)%
    Highest contract charges                  2.02%                --              (44.90)%
    Remaining contract charges                  --                 --                  --
OPPENHEIMER GLOBAL SECURITIES FUND/VA
 2009  Lowest contract charges                0.75%              2.27%              38.32%
    Highest contract charges                  2.68%                --               35.58%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.61%                --              (38.00)%
    Highest contract charges                  1.94%                --              (38.72)%
    Remaining contract charges                  --                 --                  --
OPPENHEIMER MAIN STREET FUND/VA
 2009  Lowest contract charges                0.85%              1.36%              26.91%
    Highest contract charges                  2.68%                --               24.53%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%                --              (35.85)%
    Highest contract charges                  2.01%                --              (36.53)%
    Remaining contract charges                  --                 --                  --
OPPENHEIMER MAIN STREET SMALL CAP
 FUND/VA
 2009  Lowest contract charges                0.73%              0.23%              35.86%
    Highest contract charges                  2.72%                --               33.18%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                  --                 --              (35.50)%
    Highest contract charges                  2.06%                --              (36.25)%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA
 2009  Lowest contract charges                   20,718       $8.455636          $175,184
    Highest contract charges                        665        8.211525             5,463
    Remaining contract charges                  191,016              --         1,617,684
 2008  Lowest contract charges                    2,462        6.366550            15,672
    Highest contract charges                      2,234        6.295470            14,066
    Remaining contract charges                  166,916              --         1,055,612
PUTNAM VT DIVERSIFIED INCOME FUND
 2009  Lowest contract charges                    1,340       11.019201            14,769
    Highest contract charges                      1,597       15.769223            25,177
    Remaining contract charges                9,267,827              --       101,780,961
 2008  Lowest contract charges                      549        7.146244             3,923
    Highest contract charges                      2,789        7.042341            19,641
    Remaining contract charges                4,278,892              --        30,367,905
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2009  Lowest contract charges                      466        9.338424             4,355
    Highest contract charges                      9,110       13.789621           125,621
    Remaining contract charges                  716,590              --         6,600,540
 2008  Lowest contract charges                    4,776        6.952999            33,203
    Highest contract charges                      7,082        6.877682            48,710
    Remaining contract charges                  323,905              --         2,240,123
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2009  Lowest contract charges                   20,315        7.392382           150,176
    Highest contract charges                        110       13.193438             1,447
    Remaining contract charges                  165,790              --         1,247,467
 2008  Lowest contract charges                   26,336        5.908142           155,597
    Highest contract charges                      9,937        5.844073            58,073
    Remaining contract charges                   78,427              --           460,780
PUTNAM VT INTERNATIONAL EQUITY FUND
 2009  Lowest contract charges                   54,846        7.486362           410,593
    Highest contract charges                      5,747       13.002746            74,729
    Remaining contract charges                  154,346              --         1,145,284
 2008  Lowest contract charges                    7,294        6.102674            44,515
    Highest contract charges                     29,191        6.036515           176,211
    Remaining contract charges                   98,518              --           598,000

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
OPPENHEIMER VALUE FUND/VA
 2009  Lowest contract charges                0.85%              0.36%              31.45%
    Highest contract charges                  2.40%              0.16%              29.37%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%                --              (40.98)%
    Highest contract charges                  1.72%                --              (41.51)%
    Remaining contract charges                  --                 --                  --
PUTNAM VT DIVERSIFIED INCOME FUND
 2009  Lowest contract charges                0.75%              4.65%              54.20%
    Highest contract charges                  2.74%                --               51.15%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.62%                --              (30.31)%
    Highest contract charges                  2.06%                --              (31.12)%
    Remaining contract charges                  --                 --                  --
PUTNAM VT GLOBAL ASSET ALLOCATION FUND
 2009  Lowest contract charges                0.74%                --               34.20%
    Highest contract charges                  2.39%                --               32.00%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%                --              (32.56)%
    Highest contract charges                  1.79%                --              (33.14)%
    Remaining contract charges                  --                 --                  --
PUTNAM VT INTERNATIONAL GROWTH AND
 INCOME FUND
 2009  Lowest contract charges                0.85%                --               25.12%
    Highest contract charges                  0.22%                --               22.83%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%                --              (44.23)%
    Highest contract charges                  1.79%                --              (44.71)%
    Remaining contract charges                  --                 --                  --
PUTNAM VT INTERNATIONAL EQUITY FUND
 2009  Lowest contract charges                1.25%                --               23.09%
    Highest contract charges                  2.39%                --               21.68%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%                --              (41.96)%
    Highest contract charges                  1.79%                --              (42.46)%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 2009  Lowest contract charges                      680       $8.587762            $5,838
    Highest contract charges                     10,624       13.701124           145,563
    Remaining contract charges                  164,899              --         1,409,567
 2008  Lowest contract charges                      134        6.604529               885
    Highest contract charges                        892        6.532869             5,824
    Remaining contract charges                   96,627              --           635,485
PUTNAM VT VOYAGER
 2009  Lowest contract charges                      375       12.814702             4,805
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
PUTNAM VT EQUITY INCOME FUND
 2009  Lowest contract charges                       71       11.950208               854
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
JENNISON 20/20 FOCUS PORTFOLIO
 2009  Lowest contract charges                  235,171        1.414006           332,533
    Highest contract charges                      2,110        1.341763             2,832
    Remaining contract charges                  123,179              --           168,989
 2008  Lowest contract charges                  275,395        0.913715           251,632
    Highest contract charges                      2,421        0.872678             2,113
    Remaining contract charges                  142,213              --           126,671
 2007  Lowest contract charges                  280,099        1.533635           429,569
    Highest contract charges                     75,095        1.486316           111,615
    Remaining contract charges                   59,298              --            89,393
 2006  Lowest contract charges                  278,112        1.416570           393,967
    Highest contract charges                    101,311        1.379746           139,783
    Remaining contract charges                   78,713              --           110,034
 2005  Lowest contract charges                  268,222        1.268243           340,170
    Highest contract charges                     92,945        1.241466           115,388
    Remaining contract charges                   92,241              --           115,450

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 2009  Lowest contract charges                1.15%              1.44%              30.03%
    Highest contract charges                  0.10%                --               28.03%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.99%                --              (36.02)%
    Highest contract charges                  2.00%                --              (36.58)%
    Remaining contract charges                  --                 --                  --
PUTNAM VT VOYAGER
 2009  Lowest contract charges                0.02%                --               28.15%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
PUTNAM VT EQUITY INCOME FUND
 2009  Lowest contract charges                0.01%                --               19.50%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
JENNISON 20/20 FOCUS PORTFOLIO
 2009  Lowest contract charges                1.70%                --               54.75%
    Highest contract charges                  2.35%                --               53.75%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.70%                --              (40.42)%
    Highest contract charges                  2.27%                --              (40.81)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.70%              0.12%               8.26%
    Highest contract charges                  2.20%              0.11%               7.72%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%                --               11.70%
    Highest contract charges                  2.20%                --               11.14%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%                --               19.22%
    Highest contract charges                  2.18%                --               18.62%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
JENNISON PORTFOLIO
 2009  Lowest contract charges                   22,774       $0.873620           $19,896
    Highest contract charges                      9,789        0.825281             8,079
    Remaining contract charges                  107,235              --            90,057
 2008  Lowest contract charges                   28,530        0.623193            17,780
    Highest contract charges                      9,578        0.592850             5,678
    Remaining contract charges                  107,240              --            64,549
 2007  Lowest contract charges                   40,296        1.015125            40,906
    Highest contract charges                      9,548        0.972493             9,285
    Remaining contract charges                  104,361              --           102,811
 2006  Lowest contract charges                   48,769        0.925569            45,138
    Highest contract charges                      8,437        0.898869             7,584
    Remaining contract charges                  122,233              --           110,904
 2005  Lowest contract charges                   92,522        0.928754            85,930
    Highest contract charges                      9,438        0.906942             8,559
    Remaining contract charges                  182,529              --           167,260
PRUDENTIAL VALUE PORTFOLIO
 2009  Lowest contract charges                  180,847        1.091807           197,450
    Highest contract charges                     56,813        1.059167            60,174
    Remaining contract charges                   32,144              --            34,643
 2008  Lowest contract charges                  180,847        0.785419           142,041
    Highest contract charges                      7,122        0.750512             5,345
    Remaining contract charges                  116,832              --            89,712
 2007  Lowest contract charges                  182,958        1.390767           254,453
    Highest contract charges                     84,887        1.358682           115,334
    Remaining contract charges                   33,808              --            46,551
 2006  Lowest contract charges                  197,573        1.375746           271,810
    Highest contract charges                     12,093        1.340654            16,212
    Remaining contract charges                  130,756              --           176,875
 2005  Lowest contract charges                  182,964        1.171723           214,383
    Highest contract charges                     13,142        1.147543            15,081
    Remaining contract charges                  181,045              --           209,169
VAN KAMPEN -- UIF GROWTH AND INCOME
 PORTFOLIO
 2009  Lowest contract charges                2,913,294        9.010887        26,251,360
    Highest contract charges                      3,102       12.506409            38,799
    Remaining contract charges                2,220,144              --        23,586,123
 2008  Lowest contract charges                1,412,074        7.322402        10,339,781
    Highest contract charges                     12,985       10.893737           141,450
    Remaining contract charges                1,519,872              --        14,140,805
 2007  Lowest contract charges                  142,453       17.229559         2,454,422
    Highest contract charges                     13,046       16.476878           214,953
    Remaining contract charges                  538,508              --         9,088,529
 2006  Lowest contract charges                   67,735       17.033843         1,153,807
    Highest contract charges                      2,202       16.478091            36,278
    Remaining contract charges                  175,473              --         2,943,724

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
JENNISON PORTFOLIO
 2009  Lowest contract charges                1.70%              0.29%              40.19%
    Highest contract charges                  2.40%              0.28%              39.21%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.71%              0.07%             (38.61)%
    Highest contract charges                  2.40%              0.07%             (39.04)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.70%                --                9.68%
    Highest contract charges                  2.22%                --                8.91%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%                --                0.34%
    Highest contract charges                  2.25%                --                0.89%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%                --               12.10%
    Highest contract charges                  2.24%                --               11.49%
    Remaining contract charges                  --                 --                  --
PRUDENTIAL VALUE PORTFOLIO
 2009  Lowest contract charges                1.70%              1.65%              39.01%
    Highest contract charges                  2.05%              1.74%              38.52%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.71%              1.40%             (43.53)%
    Highest contract charges                  2.33%              1.75%             (43.89)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.70%              0.99%               1.09%
    Highest contract charges                  2.05%              0.98%               0.74%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.70%              1.05%              17.41%
    Highest contract charges                  2.20%              0.98%              16.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.70%              0.79%              14.26%
    Highest contract charges                  2.20%              0.89%              13.69%
    Remaining contract charges                  --                 --                  --
VAN KAMPEN -- UIF GROWTH AND INCOME
 PORTFOLIO
 2009  Lowest contract charges                0.85%              3.58%              23.06%
    Highest contract charges                  2.66%              4.54%              20.80%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                0.70%                --              (30.20)%
    Highest contract charges                  2.51%              1.86%             (33.89)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%              1.05%               1.15%
    Highest contract charges                  2.47%              0.77%              (0.01)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --               11.24%
    Highest contract charges                  2.51%                --               10.75%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
VAN KAMPEN -- UIF COMSTOCK PORTFOLIO
 2009  Lowest contract charges                   44,467      $13.131153          $583,898
    Highest contract charges                      5,612       12.341037            69,255
    Remaining contract charges                  175,954              --         2,257,818
 2008  Lowest contract charges                   46,643       10.365093           483,467
    Highest contract charges                      7,078        9.854026            69,742
    Remaining contract charges                  189,730              --         1,929,297
 2007  Lowest contract charges                   47,232       16.364834           772,953
    Highest contract charges                      2,977       15.738155            46,847
    Remaining contract charges                  197,225              --         3,177,705
 2006  Lowest contract charges                   17,638       16.982646           299,538
    Highest contract charges                      1,726       16.521234            28,517
    Remaining contract charges                   72,081              --         1,210,341
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2009  Lowest contract charges                   64,071        1.116172            71,515
    Highest contract charges                      7,395        1.026647             7,592
    Remaining contract charges                  911,144              --           967,117
 2008  Lowest contract charges                   73,957        0.979889            72,469
    Highest contract charges                      9,232        0.911719             8,417
    Remaining contract charges                1,104,680              --         1,035,283
 2007  Lowest contract charges                   79,356        1.401139           111,189
    Highest contract charges                      9,821        1.318773            12,951
    Remaining contract charges                1,498,461              --         2,020,935
 2006  Lowest contract charges                   83,812        1.319922           110,626
    Highest contract charges                      7,826        1.256694             9,835
    Remaining contract charges                1,405,459              --         1,798,147
 2005  Lowest contract charges                   54,002        1.193027            64,425
    Highest contract charges                     53,092        1.149019            61,004
    Remaining contract charges                1,504,542              --         1,751,936

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
VAN KAMPEN -- UIF COMSTOCK PORTFOLIO
 2009  Lowest contract charges                1.35%              4.32%              26.69%
    Highest contract charges                  2.50%              4.20%              25.24%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.35%              2.35%             (36.66)%
    Highest contract charges                  2.48%              2.53%             (37.39)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%              1.17%              (3.64)%
    Highest contract charges                  2.48%              1.30%              (4.74)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.34%                --               11.38%
    Highest contract charges                  2.49%                --               10.90%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT ASSET
 ALLOCATION FUND
 2009  Lowest contract charges                1.35%              2.04%              13.91%
    Highest contract charges                  2.50%              2.02%              12.61%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.35%              2.44%             (30.07)%
    Highest contract charges                  2.51%              2.45%             (30.87)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.35%              2.23%               6.15%
    Highest contract charges                  2.49%              2.30%               4.94%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              2.33%              10.64%
    Highest contract charges                  2.51%              2.09%               9.37%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.35%              2.05%               3.58%
    Highest contract charges                  2.49%              2.07%               2.40%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2009  Lowest contract charges                  719,426       $1.387455          $998,171
    Highest contract charges                    133,943        1.276163           170,934
    Remaining contract charges                4,094,761              --         6,127,573
 2008  Lowest contract charges                  786,678        1.255427           987,618
    Highest contract charges                    135,976        1.168078           158,830
    Remaining contract charges                4,690,166              --         5,635,840
 2007  Lowest contract charges                  513,824        1.242914           638,640
    Highest contract charges                     94,812        1.169807           110,912
    Remaining contract charges                5,631,899              --         6,736,250
 2006  Lowest contract charges                  212,602        1.186333           252,216
    Highest contract charges                    126,709        1.129473           143,115
    Remaining contract charges                4,844,225              --         5,563,099
 2005  Lowest contract charges                  152,202        1.157855           176,228
    Highest contract charges                    229,153        1.115105           255,530
    Remaining contract charges                4,052,488              --         4,569,738
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2009  Lowest contract charges                  313,836        1.029466           323,083
    Highest contract charges                     40,240        0.946908            38,103
    Remaining contract charges                1,604,570              --         1,600,844
 2008  Lowest contract charges                  333,616        0.892888           297,880
    Highest contract charges                     47,991        0.830774            39,870
    Remaining contract charges                1,657,573              --         1,427,701
 2007  Lowest contract charges                  387,540        1.424572           552,080
    Highest contract charges                     46,394        1.340829            62,207
    Remaining contract charges                1,955,730              --         2,697,038
 2006  Lowest contract charges                  201,352        1.404613           282,821
    Highest contract charges                     77,220        1.337330           103,269
    Remaining contract charges                1,954,391              --         2,669,470
 2005  Lowest contract charges                   94,335        1.200923           113,289
    Highest contract charges                     33,350        1.156619            38,573
    Remaining contract charges                1,731,640              --         2,033,647

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT TOTAL RETURN
 BOND FUND
 2009  Lowest contract charges                1.35%              4.52%              10.52%
    Highest contract charges                  2.50%              4.51%               9.25%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.35%              4.81%               1.01%
    Highest contract charges                  2.50%              4.81%              (0.15)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%              4.57%               4.77%
    Highest contract charges                  2.49%              4.56%               3.57%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              4.40%               2.46%
    Highest contract charges                  2.50%              4.32%               1.29%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              3.68%               0.56%
    Highest contract charges                  2.48%              3.69%               0.59%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT EQUITY INCOME
 FUND
 2009  Lowest contract charges                1.35%              2.03%              15.30%
    Highest contract charges                  2.50%              1.94%              13.98%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.35%              1.90%             (37.32)%
    Highest contract charges                  2.51%              1.94%             (38.04)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%              1.64%               1.42%
    Highest contract charges                  2.50%              1.40%               0.26%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              1.70%              16.96%
    Highest contract charges                  2.50%              1.68%              15.62%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              1.60%               3.96%
    Highest contract charges                  2.48%              1.57%               2.77%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 2009  Lowest contract charges                  423,241       $1.051669          $445,110
    Highest contract charges                      7,160        0.967347             6,927
    Remaining contract charges                1,003,120              --         1,009,781
 2008  Lowest contract charges                  392,145        0.826980           324,297
    Highest contract charges                      7,167        0.769463             5,514
    Remaining contract charges                1,080,344              --           859,361
 2007  Lowest contract charges                  112,249        1.289885           144,788
    Highest contract charges                     10,353        1.214070            12,569
    Remaining contract charges                  889,003              --         1,107,351
 2006  Lowest contract charges                   15,081        1.322927            19,952
    Highest contract charges                     10,659        1.259570            13,425
    Remaining contract charges                  726,355              --           931,598
 2005  Lowest contract charges                    3,001        1.098040             3,295
    Highest contract charges                      4,182        1.057533             4,423
    Remaining contract charges                  399,602              --           426,466
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 2009  Lowest contract charges                      408        0.912010               372
    Highest contract charges                     28,689        0.846440            24,283
    Remaining contract charges                   34,101              --            29,676
 2008  Lowest contract charges                    9,168        0.674698             6,186
    Highest contract charges                     28,695        0.632471            18,149
    Remaining contract charges                   74,866              --            48,671
 2007  Lowest contract charges                   33,574        1.129967            37,937
    Highest contract charges                     28,703        1.069914            30,710
    Remaining contract charges                  244,827              --           268,115
 2006  Lowest contract charges                   31,167        1.119493            34,891
    Highest contract charges                     28,708        1.070649            30,736
    Remaining contract charges                   95,866              --           104,242
 2005  Lowest contract charges                   14,665        0.981243            14,390
    Highest contract charges                     28,713        0.947863            27,216
    Remaining contract charges                   94,820              --            90,990

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT C&B LARGE CAP
 VALUE FUND
 2009  Lowest contract charges                1.35%              1.67%              27.17%
    Highest contract charges                  2.50%              1.65%              25.72%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.35%              1.73%             (35.89)%
    Highest contract charges                  2.51%              1.46%             (36.62)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.33%              1.42%              (2.50)%
    Highest contract charges                  2.49%              1.06%              (3.61)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              2.19%              20.48%
    Highest contract charges                  2.49%              1.97%              19.11%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.78%               1.72%
    Highest contract charges                  2.47%              0.83%               0.56%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 CORE FUND
 2009  Lowest contract charges                1.36%              3.11%              35.17%
    Highest contract charges                  2.35%              1.96%              33.83%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.36%              1.31%             (40.29)%
    Highest contract charges                  2.36%              1.19%             (40.89)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.35%                --                0.94%
    Highest contract charges                  2.34%                --               (0.07)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              0.84%              14.09%
    Highest contract charges                  2.35%              0.73%              12.95%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.32%              1.29%               3.55%
    Highest contract charges                  2.34%              0.57%               4.51%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2009  Lowest contract charges                  325,244       $1.000862          $325,524
    Highest contract charges                     65,383        0.920576            60,190
    Remaining contract charges                1,523,264              --         1,470,430
 2008  Lowest contract charges                  335,265        0.900500           301,906
    Highest contract charges                     73,796        0.837840            61,830
    Remaining contract charges                1,510,309              --         1,312,162
 2007  Lowest contract charges                  354,945        1.612897           572,491
    Highest contract charges                     68,734        1.518073           104,343
    Remaining contract charges                1,555,950              --         2,430,879
 2006  Lowest contract charges                  215,217        1.451008           312,279
    Highest contract charges                     98,715        1.381485           136,374
    Remaining contract charges                1,632,694              --         2,305,249
 2005  Lowest contract charges                  111,770        1.217401           136,068
    Highest contract charges                     61,698        1.172478            72,340
    Remaining contract charges                1,315,356              --         1,566,275
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2009  Lowest contract charges                  243,056        0.966716           234,966
    Highest contract charges                     42,572        0.889196            37,855
    Remaining contract charges                2,084,787              --         1,937,225
 2008  Lowest contract charges                  279,449        0.683400           190,975
    Highest contract charges                     54,637        0.635853            34,741
    Remaining contract charges                2,439,477              --         1,599,858
 2007  Lowest contract charges                  315,284        1.135401           357,975
    Highest contract charges                     53,113        1.068652            56,759
    Remaining contract charges                3,002,047              --         3,287,829
 2006  Lowest contract charges                  218,420        1.069429           233,586
    Highest contract charges                     77,986        1.018189            79,404
    Remaining contract charges                3,162,071              --         3,280,103
 2005  Lowest contract charges                  142,314        1.059100           150,725
    Highest contract charges                     75,336        1.020021            76,844
    Remaining contract charges                3,169,096              --         3,274,004

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL
 CORE FUND
 2009  Lowest contract charges                1.35%              3.20%              11.15%
    Highest contract charges                  2.50%              3.01%               9.88%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.35%              2.05%             (44.17)%
    Highest contract charges                  2.51%              1.98%             (44.81)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%              0.01%              11.16%
    Highest contract charges                  2.49%              0.01%               9.89%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              2.17%              19.19%
    Highest contract charges                  2.50%              1.97%              17.83%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              2.68%               8.21%
    Highest contract charges                  2.48%              2.63%               6.98%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT LARGE COMPANY
 GROWTH FUND
 2009  Lowest contract charges                1.35%              0.38%              41.46%
    Highest contract charges                  2.50%              0.37%              39.84%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.36%              0.29%             (39.81)%
    Highest contract charges                  2.51%              0.28%             (40.50)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%                --                6.17%
    Highest contract charges                  2.50%                --                4.96%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --                0.98%
    Highest contract charges                  2.50%                --                0.18%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              0.18%               4.28%
    Highest contract charges                  2.49%              0.18%               3.09%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 2009  Lowest contract charges                  152,482       $1.055574          $160,957
    Highest contract charges                    665,248        0.970925           645,906
    Remaining contract charges                3,507,009              --         3,535,560
 2008  Lowest contract charges                  251,595        1.068790           268,902
    Highest contract charges                    703,036        0.994440           699,127
    Remaining contract charges                4,884,492              --         5,014,163
 2007  Lowest contract charges                  212,474        1.059206           225,052
    Highest contract charges                     11,651        0.996925            11,616
    Remaining contract charges                2,986,922              --         3,073,485
 2006  Lowest contract charges                   41,036        1.026287            42,115
    Highest contract charges                     11,651        0.977112            11,385
    Remaining contract charges                1,007,610              --         1,009,583
 2005  Lowest contract charges                   40,446        0.996039            40,285
    Highest contract charges                     11,651        0.959281            11,177
    Remaining contract charges                  946,028              --           923,140
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2009  Lowest contract charges                  441,999        1.375020           607,757
    Highest contract charges                     42,489        1.264746            53,737
    Remaining contract charges                1,814,397              --         2,388,492
 2008  Lowest contract charges                  511,452        0.913021           466,966
    Highest contract charges                     51,821        0.849501            44,022
    Remaining contract charges                2,006,949              --         1,760,946
 2007  Lowest contract charges                  386,686        1.579875           610,915
    Highest contract charges                     56,091        1.486979            83,406
    Remaining contract charges                1,844,855              --         2,814,115
 2006  Lowest contract charges                  198,324        1.407013           279,043
    Highest contract charges                     76,708        1.339585           102,757
    Remaining contract charges                1,808,913              --         2,470,551
 2005  Lowest contract charges                  127,662        1.161789           148,317
    Highest contract charges                     47,882        1.118912            53,576
    Remaining contract charges                1,358,744              --         1,540,827

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT MONEY MARKET
 FUND
 2009  Lowest contract charges                1.35%              0.14%              (1.24)%
    Highest contract charges                  2.50%              0.11%              (2.37)%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.34%              1.98%               0.91%
    Highest contract charges                  2.46%              1.61%              (0.25)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.29%              4.34%               3.21%
    Highest contract charges                  2.49%              4.49%               2.03%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%              4.43%               3.04%
    Highest contract charges                  2.50%              4.34%               1.86%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%              2.71%               1.20%
    Highest contract charges                  2.48%              2.71%               0.04%
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT SMALL CAP
 GROWTH FUND
 2009  Lowest contract charges                1.35%                --               50.60%
    Highest contract charges                  2.50%                --               48.88%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.35%                --              (42.21)%
    Highest contract charges                  2.51%                --              (42.87)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%                --               12.29%
    Highest contract charges                  2.50%                --               11.00%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --               21.11%
    Highest contract charges                  2.50%                --               19.72%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.34%                --                4.82%
    Highest contract charges                  2.49%                --                3.62%
    Remaining contract charges                  --                 --                  --

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2009  Lowest contract charges                    7,617      $11.675368           $88,936
    Highest contract charges                      1,990       13.972442            27,807
    Remaining contract charges                  101,800              --         1,155,478
 2008  Lowest contract charges                    7,533        8.434447            63,536
    Highest contract charges                     31,236        8.181197           255,548
    Remaining contract charges                   74,480              --           616,271
 2007  Lowest contract charges                    6,357       15.364252            97,673
    Highest contract charges                     19,993       15.030356           300,495
    Remaining contract charges                   26,993              --           409,785
 2006  Lowest contract charges                    1,515       12.730894            19,293
    Highest contract charges                      9,817       12.560463           123,302
    Remaining contract charges                   22,075              --           278,970
 2005  Lowest contract charges                      891       11.222685             9,996
    Highest contract charges                         --              --                --
    Remaining contract charges                       --              --                --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 2009  Lowest contract charges                   10,648       11.702245           124,605
    Highest contract charges                     10,380       11.255012           116,826
    Remaining contract charges                   28,340              --           325,051
 2008  Lowest contract charges                   10,643        7.404895            78,813
    Highest contract charges                     13,317        7.182592            95,649
    Remaining contract charges                   54,093              --           394,052
 2007  Lowest contract charges                    4,045       13.535596            54,749
    Highest contract charges                        997       13.139235            13,097
    Remaining contract charges                   60,582              --           808,936
 2006  Lowest contract charges                   12,987       13.749766           178,569
    Highest contract charges                     22,683       13.630438           309,177
    Remaining contract charges                   30,232              --           414,141

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT DISCOVERY
 FUND
 2009  Lowest contract charges                1.35%                --               38.43%
    Highest contract charges                  2.41%                --               36.91%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.35%                --              (45.10)%
    Highest contract charges                  2.20%                --              (45.57)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%                --               20.69%
    Highest contract charges                  2.18%                --               19.66%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.35%                --               13.11%
    Highest contract charges                  2.20%                --               12.15%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.76%                --                6.69%
    Highest contract charges                    --                 --                  --
    Remaining contract charges                  --                 --                  --
WELLS FARGO ADVANTAGE VT SMALL/MID CAP
 VALUE FUND
 2009  Lowest contract charges                1.35%              1.22%              58.03%
    Highest contract charges                  2.20%              1.30%              56.70%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.35%                --              (45.29)%
    Highest contract charges                  2.20%                --              (45.76)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.34%              0.03%              (2.02)%
    Highest contract charges                  2.49%                --               (3.14)%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.65%                --               13.83%
    Highest contract charges                  2.20%                --               13.21%
    Remaining contract charges                  --                 --                  --

SEPARATE ACCOUNT SEVEN

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
DECEMBER 31, 2009

-------------------------------------------------------------------------------

                                                              UNIT           CONTRACT
SUB-ACCOUNT                                  UNITS        FAIR VALUE #    OWNERS' EQUITY
-----------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 2009  Lowest contract charges                    1,244      $10.740753           $13,365
    Highest contract charges                        964       10.473260            10,091
    Remaining contract charges                   11,687              --           124,391
 2008  Lowest contract charges                    1,244        7.391000             9,197
    Highest contract charges                      2,625        7.246621            19,021
    Remaining contract charges                   12,134              --            89,039
 2007  Lowest contract charges                    1,377       12.641519            17,400
    Highest contract charges                        972       12.366753            12,016
    Remaining contract charges                    1,998              --            24,930
 2006  Lowest contract charges                      918       11.921222            10,943
    Highest contract charges                        885       11.855245            10,493
    Remaining contract charges                      558              --             6,646
 2005  Lowest contract charges                      918       10.821546             9,934
    Highest contract charges                        376       10.799381             4,056
    Remaining contract charges                       --              --                --

                                                            INVESTMENT
                                            EXPENSE           INCOME              TOTAL
SUB-ACCOUNT                                 RATIO*            RATIO**           RETURN***
--------------------------------------  ------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY
 FUND
 2009  Lowest contract charges                1.65%                --               45.32%
    Highest contract charges                  2.21%                --               44.53%
    Remaining contract charges                  --                 --                  --
 2008  Lowest contract charges                1.64%              2.49%             (41.08)%
    Highest contract charges                  2.19%              2.73%             (41.40)%
    Remaining contract charges                  --                 --                  --
 2007  Lowest contract charges                1.33%              0.73%               5.21%
    Highest contract charges                  2.19%              0.60%               4.32%
    Remaining contract charges                  --                 --                  --
 2006  Lowest contract charges                1.85%                --               10.16%
    Highest contract charges                  2.20%                --                9.78%
    Remaining contract charges                  --                 --                  --
 2005  Lowest contract charges                1.76%                --                4.81%
    Highest contract charges                  2.16%                --                4.63%
    Remaining contract charges                  --                 --                  --

* This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units.

** These amounts represent the dividends, excluding distributions of capital gains received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as Mortality and Expense Risk Charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Accounts invest.

*** This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.

#  Rounded unit values

-------------------------------------------------------------------------------

    Summary of the Account's expense charges, including Mortality and Expense Risk Charges, Administrative Charges, Riders (if applicable), Annual Maintenance Fees and Distribution Charges assessed. These fees are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Account.

MORTALITY AND EXPENSE RISK CHARGES:

    The Company will charge an expense ranging from 0.10% to 1.55% of the Account's value for mortality and expense risks undertaken by the Company.

    These charges are a reduction in unit values.

ADMINISTRATIVE CHARGES:

    The Company will charge an expense ranging from 0.15% to 0.20% of the account's value for administrative services provided by the Company.

    These charges are a reduction in unit values.

RIDERS:

    The Company will charge an expense for various Rider charges, such as Optional Death Benefit Charge, Earnings Protection Benefit Charge, Principal First Charge, Principal First Preferred Charge, MAV/EPB Death Benefit Charge, and MAV 70 Death Benefit Charge. These deductions range from 0.15% to 0.75%.

    These charges are a reduction in unit values.

    The Company will charge an expense for Rider charges related to The Hartford's Income Foundation, The Hartford's Lifetime Income Builder, The Hartford's Lifetime Income Builder II, The Hartford's Lifetime Income Selects, and The Hartford's Lifetime Income Portfolios. The Company initially makes deductions of 0.30%, 0.40%, 0.40%, 0.55% and 0.65%, respectively. The Company has the right to increase both the Lifetime Income Builder and Lifetime Income Builder II to a maximum charge of 0.75% and the right to increase both The Hartford's Lifetime Income Selects and The Hartford's Lifetime Income Portfolios to a maximum charge of 1.50%. The Company also offers a Return of Premium Death Benefit rider. This charge is based on a percentage of premium payments adjusted for surrenders on each contract anniversary. The current rider charge is 0.30%. The Company has a right to increase this charge up to a maximum of 0.75%.

    This charge is a redemption of units.

ANNUAL MAINTENANCE FEE:

    An annual maintenance fee of $30 may be charged against the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

    These charges are a redemption of units.

DISTRIBUTION CHARGE:

    A Distribution Charge of 0.75% may be charged to the contract's value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to 0.0% after the completion of eight years after each respective premium payment.

    This charge is a redemption of units.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

INDEPENDENT AUDITORS' REPORT

FINANCIAL STATEMENTS -- STATUTORY BASIS

As of December 31, 2009 and 2008 and for the Years Ended December 31, 2009 and 2008 and 2007

                                    CONTENTS

                                                                      PAGE:
--------------------------------------------------------------------------------
Contents                                                                F-2
Independent Auditors' Report                                            F-3
Financial Statements Statutory Basis:
  Admitted Assets, Liabilities and Surplus                              F-4
  Statements of Operations                                              F-5
  Statements of Changes in Capital and Surplus                          F-6
  Statements of Cash Flows                                              F-7
  Notes to Financial Statements

                          INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Hartford Life and Annuity Insurance Company
Hartford, Connecticut

We have audited the accompanying statutory-basis statements of admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company (the "Company") as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the difference between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Hartford Life and Annuity Insurance Company as of December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, on the basis of accounting described in Note 2.

As discussed in Note 2 to the statutory basis financial statements, the Company changed its method of accounting and reporting for deferred income taxes in 2009 and 2008. In 2009, the Company adopted Statement of Statutory Accounting Principle No. 10R and in 2008, the Company received approval from the State of Connecticut Insurance Department for the use of a permitted practice related to the accounting for deferred income taxes, which expired at the end of 2009.

/s/ Deloitte and Touche LLP
April 30, 2010
Hartford, CT

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                AS OF DECEMBER 31,
                                             2009                 2008
--------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds                                      $8,596,645           $8,371,683
 Common and Preferred Stocks                 1,185,816              266,882
 Mortgage Loans                                490,227              611,372
 Real Estate                                    27,644               27,285
 Policy Loans                                  352,829              354,920
 Cash and Short-Term Investments             1,582,479            2,326,153
 Other Invested Assets                         722,573            2,028,888
                                        --------------       --------------
        TOTAL CASH AND INVESTED ASSETS      12,958,213           13,987,183
                                        --------------       --------------
 Investment Income Due and Accrued             157,065               85,917
 Federal Income Taxes Recoverable                   --              174,110
 Deferred Tax Asset                            401,530              368,287
 Receivables from parent, subsidiaries
  and affiliates                                20,453               10,223
 Other Assets                                  790,047              283,676
 Separate Account Assets                    59,079,204           50,551,150
                                        --------------       --------------
                 TOTAL ADMITTED ASSETS     $73,406,512          $65,460,546
                                        --------------       --------------
LIABILITIES
 Aggregate Reserves for Life and
  Accident and Health Policies              $8,133,755          $10,797,749
 Liability for Deposit Type Contracts           70,613               70,266
 Policy and Contract Claim Liabilities          33,983               33,836
 Asset Valuation Reserve                        25,564                6,004
 Payable to Parent, Subsidiaries or
  Affiliates                                    46,166               39,493
 Accrued Expense Allowances and Other
  Amounts Due From Separate Accounts        (1,612,929)          (1,642,086)
 Federal income tax due or accrued              97,107                   --
 Other Liabilities                           3,447,448            3,426,276
 Separate Account Liabilities               59,079,204           50,551,150
                                        --------------       --------------
                     TOTAL LIABILITIES      69,320,911           63,282,688
                                        --------------       --------------
CAPITAL AND SURPLUS
 Common Stock -- 3,000 Shares
  Authorized, 2,000 Shares Issued and
  Outstanding                                    2,500                2,500
 Gross Paid-In and Contributed Surplus       2,889,208            1,692,530
 Aggregate Write-Ins for Other Than
  Special Surplus Funds                        456,321              497,354
 Unassigned Funds                              737,572              (14,526)
                                        --------------       --------------
             TOTAL CAPITAL AND SURPLUS       4,085,601            2,177,858
                                        --------------       --------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS     $73,406,512          $65,460,546
                                        --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
REVENUES
 Premiums and Annuity Considerations                                  $(55,103,285)          $9,352,507          $10,313,501
 Net Investment Income                                                     507,049              376,034              348,437
 Commissions and Expense Allowances on Reinsurance Ceded                   210,712              229,723              333,674
 Reserve Adjustment on Reinsurance Ceded                                56,553,042              (18,161)          (1,710,405)
 Fee Income                                                              1,345,461            1,602,040            1,786,396
 Other Revenues                                                              9,945               71,925               83,752
                                                                    --------------       --------------       --------------
                                                    TOTAL REVENUES       3,522,924           11,614,068           11,155,355
                                                                    --------------       --------------       --------------
BENEFITS AND EXPENSES
 Death and Annuity Benefits                                                617,438              648,881              341,654
 Disability and Other Benefits                                               9,760                9,181                7,588
 Surrenders and Other Fund Withdrawals                                   5,401,796            9,965,053            9,528,808
 Commissions                                                               540,146              834,850              962,917
 Increase (Decrease) in Aggregate Reserves for Life and Accident
  and Health Policies                                                   (2,639,943)           4,809,456              (70,821)
 General Insurance Expenses                                                398,688              448,657              532,485
 Net Transfers from Separate Accounts                                   (3,807,521)          (1,671,681)            (237,153)
 Modified Coinsurance Adjustment on Reinsurance Assumed                   (227,647)            (339,634)            (509,774)
 Other Expenses                                                            104,817               99,317              144,927
                                                                    --------------       --------------       --------------
                                       TOTAL BENEFITS AND EXPENSES         397,534           14,804,080           10,700,631
                                                                    --------------       --------------       --------------
 Net (loss) gain from operations before federal income tax expense
  (benefit)                                                              3,125,390           (3,190,012)             454,724
 Federal income tax (benefit) expense                                      446,708             (245,745)              88,449
                                                                    --------------       --------------       --------------
                                   NET (LOSS) GAIN FROM OPERATIONS       2,678,682           (2,944,267)             366,275
                                                                    --------------       --------------       --------------
 Net realized capital gains (losses), after tax                           (270,071)             961,162              (81,759)
                                                                    --------------       --------------       --------------
                                                 NET INCOME (LOSS)      $2,408,611          $(1,983,105)            $284,516
                                                                    --------------       --------------       --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                    (AMOUNTS IN THOUSANDS EXCEPT SHARE DATA)

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                           2009                2008                2007
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 3,000 SHARES AUTHORIZED, 2,000 SHARES ISSUED AND
 OUTSTANDING
                                                                       -------------       -------------       -------------
 Balance, Beginning and End of Year                                           $2,500              $2,500              $2,500
                                                                       -------------       -------------       -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS,
 Beginning of Year                                                         1,692,530           1,483,869           1,376,953
 Capital Contribution                                                      1,196,678             208,661             106,916
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR      2,889,208           1,692,530           1,483,869
                                                                       -------------       -------------       -------------
AGGREGATE WRITE-INS FOR OTHER THAN SPECIAL SURPLUS FUNDS
 Beginning of Year                                                           497,354             194,430                  --
 Gain on Inforce Reinsurance                                                  (7,777)              3,310             194,430
 Impact of Adoption of SSAP 10R                                              266,358                  --                  --
 Permitted Practice DTA                                                     (299,614)            299,614                  --
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        456,321             497,354             194,430
                                                                       -------------       -------------       -------------
UNASSIGNED FUNDS
 Balance, Beginning of Year                                                  (14,526)            875,789             288,226
 Net (loss) Income                                                         2,408,611          (1,983,105)            284,516
 Change in Net Unrealized Capital Losses on Common Stocks and Other
  Invested Assets                                                         (1,127,255)            731,679             262,434
 Change in Net Unrealized Foreign Exchange Capital Losses                     31,071             (34,794)             (5,386)
 Change in Net Deferred Income Tax                                          (424,460)            669,251             (82,891)
 Change in Asset Valuation Reserve                                           (19,560)             40,851              (5,311)
 Change in Non-Admitted Assets                                              (405,548)           (182,691)            100,351
 Change in Reserve on Account of Change in Valuation Basis                        --              23,935             236,861
 Cumulative Effect of Change in Accounting Principles                         (5,644)                 --                  --
 Change in Liability for Reinsurance in Unauthorized Companies                (4,731)                559                (198)
 Cumulative Effect of Permitted Practice DTA                                 299,614                  --                  --
 Correction of Reserves and Tax Liabilities                                       --                  --               4,187
 Dividends to Stockholder                                                         --            (156,000)           (207,000)
                                                                       -------------       -------------       -------------
                                                 BALANCE, END OF YEAR        737,572             (14,526)            875,789
                                                                       -------------       -------------       -------------
CAPITAL AND SURPLUS,
                                                                       -------------       -------------       -------------
 End of year                                                              $4,085,601          $2,177,858          $2,556,588
                                                                       -------------       -------------       -------------

                       SEE NOTES TO FINANCIAL STATEMENTS

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Premiums and Annuity Considerations                                  $(55,110,502)          $9,351,978          $10,306,169
 Net Investment Income                                                     492,876              408,199              378,000
 Miscellaneous Income                                                   58,120,251            1,885,933              493,502
                                                                    --------------       --------------       --------------
  Total Income                                                           3,502,625           11,646,110           11,177,671
                                                                    --------------       --------------       --------------
 Benefits Paid                                                           6,195,957           10,733,727           10,132,212
 Federal Income Tax Payments (Recoveries)                                  174,428              (96,263)              71,171
 Net Transfers from Separate Accounts                                   (3,836,677)          (1,671,681)            (204,517)
 Other Expenses                                                          2,346,022           (2,295,760)             332,141
                                                                    --------------       --------------       --------------
  Total Benefits and Expenses                                            4,879,730            6,670,023           10,331,007
                                                                    --------------       --------------       --------------
              NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES      (1,377,105)           4,976,087              846,664
                                                                    --------------       --------------       --------------
INVESTING ACTIVITIES
 PROCEEDS FROM INVESTMENTS SOLD AND MATURED
 Bonds                                                                   7,400,338              779,818            1,526,875
 Common and Preferred Stocks                                                 6,812               38,676              149,356
 Mortgage Loans                                                            124,749               17,014               63,357
 Derivatives and Other                                                   1,657,337              878,786              (32,175)
                                                                    --------------       --------------       --------------
  Total Investment Proceeds                                              9,189,236            1,714,294            1,707,413
                                                                    --------------       --------------       --------------
 COST OF INVESTMENTS ACQUIRED
 Bonds                                                                   7,675,090            3,706,708            2,269,295
 Common and Preferred Stocks                                             1,824,388               19,943              214,967
 Mortgage Loans                                                             51,678              278,706              253,365
 Real Estate                                                                    --                   --                2,781
 Derivatives and Other                                                     297,106            1,529,747              384,420
                                                                    --------------       --------------       --------------
  Total Investments Acquired                                             9,848,262            5,535,104            3,124,828
                                                                    --------------       --------------       --------------
 Net (Decrease) Increase in Policy Loans                                    (2,091)              11,147               19,142
                                                                    --------------       --------------       --------------
                            NET CASH USED FOR INVESTING ACTIVITIES        (656,935)          (3,831,957)          (1,436,557)
                                                                    --------------       --------------       --------------
FINANCING AND MISCELLANEOUS ACTIVITIES
 Capital Contribution                                                      486,062              208,661              100,000
 Dividends to Stockholder                                                       --             (156,000)             (57,726)
 Funds Held Under Reinsurance Treaties with Unauthorized
  Reinsurers                                                             1,140,679            1,013,639              646,001
 Net Other Cash (Used) Provided                                           (336,375)            (449,560)                (747)
                                                                    --------------       --------------       --------------
       NET CASH PROVIDED BY FINANCING AND MISCELLANEOUS ACTIVITIES       1,290,366              616,740              687,528
                                                                    --------------       --------------       --------------
 Net Increase in Cash and Short-Term Investments                          (743,674)           1,760,870               97,635
 Cash and Short-Term Investments, Beginning of Year                      2,326,153              565,283              467,648
                                                                    --------------       --------------       --------------
                      CASH AND SHORT-TERM INVESTMENTS, END OF YEAR      $1,582,479           $2,326,153             $565,283
                                                                    --------------       --------------       --------------
Note: Supplemental disclosures of cash flow information for
 non-cash transactions:
 Capital contribution from parent to settle intercompany balances
  related to stock compensation                                              4,541                3,815                6,916
 Dividend of Assets to Affiliate Champlain Life Reinsurance
  Company                                                                       --                   --              149,274
 Capital contribution of subsidiary from HLIC                            1,406,075                   --                   --
 Distribution of WRR Shares to HLIC                                       (700,000)

                       SEE NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company ("HLAI" or the "Company") is a wholly-owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to the Company:

-   Hartford Financial Services, LLC

-   Hartford Life International Ltd.

-   Woodbury Financial Services

The contribution was made to more closely align entities with the company issuing the business as well as to more efficiently deploy capital across the organization. The Company offers a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the State of Connecticut Department of Insurance ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under State of Connecticut Insurance Law. The National Association of Insurance Commissioners' Accounting Practices and Procedures Manual ("NAIC SAP") has been adopted as a component of prescribed practices by Connecticut.

A difference prescribed by Connecticut state law, allows the Company to obtain a reinsurance reserve credit for a reinsurance treaty which provides for a limited right of unilateral cancellation by the reinsurer. If the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

For the year ended December 31, 2009, no state permitted practices were used by the Company. For the year ended December 31, 2008, the Company received approval from the Department to use the following permitted practice. If the Company had not used this permitted practice, its risk-based capital would not have triggered a regulatory event. The permitted practice modified the statutory accounting for deferred income taxes prescribed by NAIC SAP by increasing the realization period for deferred tax assets from one year to three years and increasing the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus. The benefits of this permitted practice were not considered by the Company when determining surplus available for dividends. The Company was required to maintain it's risk-based capital ratio at or above 250% and submit a quarterly certification of its deferred tax asset calculation to the Department. For the annual period ending December 31, 2009, the Company adopted Statement of Statutory Accounting Principles ("SSAP") No. 10R, INCOME TAXES -- REVISED, A TEMPORARY REPLACEMENT OF SSAP NO. 10R, which incorporates the modification described in the aforementioned permitted practice.

A reconciliation of the Company's net income and capital and surplus between NAIC SAP and practices prescribed and permitted by the Department is provided in the following table:

                                                                          2009                 2008                2007
---------------------------------------------------------------------------------------------------------------------------------
NET (LOSS) INCOME, STATE OF CONNECTICUT BASIS                            $2,408,611          $(1,983,105)           $284,516
State prescribed practice:
Reinsurance reserve credit                                                  153,169             (142,389)             (7,492)
                                                                      -------------       --------------       -------------
                                        NET (LOSS) INCOME, NAIC SAP:    $ 2,561,780         $ (2,125,494)          $ 277,024
                                                                      -------------       --------------       -------------
Statutory surplus, State of Connecticut basis                            $4,085,601           $2,177,858          $2,556,588
State permitted and prescribed practice
Reinsurance reserve credit -- prescribed practice                          (237,402)            (390,571)           (248,182)
Deferred income taxes -- permitted practice                                      --             (299,614)                 --
                                                                      -------------       --------------       -------------
                                        STATUTORY SURPLUS, NAIC SAP:    $ 3,848,199          $ 1,487,673         $ 2,308,406
                                                                      -------------       --------------       -------------

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life and accident and health policies, evaluation of other-than-temporary impairments and valuation of derivatives. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE UNITED STATES ("GAAP")

Statutory accounting principles and GAAP differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC, which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

(4) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post-retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8) the reporting of fixed maturities at amortized cost for NAIC classes 1-5 and the lower of amortized cost or fair value for NAIC class 6 for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity,

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net (loss) income and capital and surplus for the Company are as follows:

                                                                         2009                 2008                 2007
---------------------------------------------------------------------------------------------------------------------------------
GAAP Net (loss) Income                                                   $(520,467)         $(2,431,996)            $348,883
Deferral and amortization of policy acquisition costs, net               2,739,454               56,711             (583,420)
Change in unearned revenue reserve                                          (1,584)             221,472              205,884
Deferred taxes                                                            (846,715)          (1,254,566)              76,671
Separate account expense allowance                                          40,418             (922,220)             382,281
Benefit reserve adjustment                                             (58,017,479)             359,517             (328,431)
Prepaid reinsurance adjustment                                                (356)                (967)               3,703
Sales inducements                                                          311,955              (56,624)             (30,167)
Derivatives                                                               (959,859)           1,870,871              263,627
Realized capital gains (losses)                                            467,796              441,220             (114,173)
Goodwill impairment                                                             --               76,895                   --
Investment in subsidiaries                                                 149,355                   --                   --
Other, net                                                              59,046,093             (343,419)              59,658
                                                                    --------------       --------------       --------------
                                       STATUTORY NET (LOSS) INCOME      $2,408,611          $(1,983,106)            $284,516
                                                                    --------------       --------------       --------------
GAAP Stockholder's Equity                                              $ 3,562,235          $ 1,543,717          $ 4,153,194
Deferred policy acquisition costs                                       (2,354,442)          (5,679,729)          (5,187,834)
Unearned revenue reserve                                                 1,068,865            1,191,670              861,421
Deferred taxes                                                            (860,386)            (645,626)             475,659
Separate account expense allowance                                       1,601,476            1,561,059            2,473,554
Unrealized gains on investments                                             55,956              806,123               56,340
Benefit reserve adjustment                                                 565,971            3,327,187              (44,469)
Asset valuation reserve                                                    (25,564)              (6,004)             (46,855)
Prepaid reinsurance premium                                                (54,066)             (49,200)             (40,877)
Goodwill                                                                   (45,229)             (93,206)            (170,100)
Reinsurance ceded                                                           99,469              111,406                 (569)
Other, net                                                                 471,316              110,461               27,124
                                                                    --------------       --------------       --------------
                                     STATUTORY CAPITAL AND SURPLUS      $4,085,601           $2,177,858           $2,556,588
                                                                    --------------       --------------       --------------

AGGREGATE RESERVES FOR LIFE AND ACCIDENT AND HEALTH POLICIES AND CONTRACTS AND LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of future life, health and annuity benefits are computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.25% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 2.50% to 9.50% and using the Commissioner's Annuity Reserve Valuation Method ("CARVM"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

During 2009, the Company adopted Actuarial Guideline No. 43 ("AG 43"), CARVM for Variable Annuities, which codifies the reserve valuation standards for variable annuity and other contracts involving certain guaranteed benefits. The implementation of AG 43 did not have a material impact on the Company's net income and capital and surplus.

During 2008, the Company changed it's reserving methodologies relating to CARVM calculations for two blocks of Fortis Adaptable life policies. The change resulted in a basis change which lowered reserves by $23,935 and was reported as a direct increase to surplus.

During 2007, the State of Connecticut Insurance Department approved changes to certain reserving methodologies. The reserve valuation basis for variable annuities was changed from "continuous" CARVM to "curtate" CARVM. The change resulted in a basis change which lowered reserves by $236,861 and was reported as a direct increase to surplus.

As of December 31, 2009 and 2008, the Company had $15,982,557 and $14,464,897
respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2009 and 2008 totaled $70,973 and $60,552, respectively.

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's general account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 2009 (including general and separate account liabilities) are as follows

                                                                     % OF
                                                  AMOUNT            TOTAL
--------------------------------------------------------------------------------
Subject to discretionary withdrawal:
With market value adjustment:
In a lump sum reflecting changes in interest
 rates or asset values                            $1,855,882           3.16%
In installments over 5 years or more, with or
 w/o reduction in interest rates                          --           0.00%
At book value, less current surrender charge
 of 5% or more                                       438,197           0.75%
At market value                                   53,957,126          91.92%
                                               -------------       --------
     TOTAL WITH ADJUSTMENT OR AT MARKET VALUE     56,251,205          95.83%
                                               -------------       --------
At book value without adjustment (minimal or
 no charge or adjustment):
In a lump sum without adjustment                     276,406           0.47%
Installments over less than 5 years                       --           0.00%
In a lump sum subject to a fixed surrender
 charge of less than 5%                            1,939,543           3.30%
In a lump sum subject to a surrender charge               --           0.00%
All others                                                --           0.00%
Not subject to discretionary withdrawal              366,914           0.63%
                                               -------------       --------
Total, gross                                      58,834,068         100.23%
Reinsurance ceded                                   (137,554)         -0.23%
                                               -------------       --------
                                   TOTAL, NET    $58,696,514         100.00%
                                               -------------       --------
Reconciliation of total annuity actuarial
 reserves and deposit fund liabilities:
Life and Accident & Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)         $4,571,914
Exhibit 5, Supplementary Contract Section,
 Total (net)                                           4,791
Exhibit 7, Deposit-Type Contracts Section,
 Column 1, Line 14                                    70,613
                                               -------------
                                     SUBTOTAL      4,647,318
Separate Account Annual Statement
Exhibit 3, Column 2, Line 0299999                 54,049,196
Exhibit 3, Column 2, Line 0399999                         --
Policyholder dividend and coupon
 accumulations                                            --
Policyholder premiums                                     --
Guaranteed interest contracts                             --
Other contract deposit funds                              --
                                               -------------
                                     SUBTOTAL     54,049,196
                                               -------------
                               COMBINED TOTAL    $58,696,514
                                               -------------

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO"), which are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Unaffiliated common stocks are carried at fair value with the change in the difference from cost recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair values depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Investments in common and preferred stocks of subsidiaries and affiliates of the Company are carried in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No.
88) based on their underlying equity generally adjusted to a statutory basis. Mortgage loans on real estate are stated at the outstanding principal balance. Policy loans are carried at outstanding balance, which approximates fair value.

Due and accrued investment income amounts over 90 days past due are non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2009 and 2008.

Net realized gains and losses from investment sales are determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment losses in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $25,564 and $6,004 as of December 31, 2009, 2008 respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold. The IMR balances as of December 31, 2009 and 2008 were $(9,037), and $(7,165) respectively. The 2009 and 2008 IMR balances were asset balances and were reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital losses captured in the IMR, net of taxes, in 2009, 2008, and 2007 were $(3,242), $(3,339) and $(10,549), respectively. The amount of expense amortized from the IMR net of taxes in 2009, 2008 and 2007 included in the Company's Statements of Operations, was $(1,370), $(484) and $(86), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statement of Operations.

The Company's accounting policy requires that a decline in the value of a bond or equity security, below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an other-than-temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The fair value of the other-than-temporarily impaired investment becomes its new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an other-than-temporary impairment is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43-Revised is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer,
(c) whether the debtor is current on contractually obligated interest and principal payments, and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company continues to review the other-than-temporarily impaired securities for further other-than-temporary impairments on an ongoing basis.

For securities that are not subject to SSAP No. 43-Revised, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

Additionally, for certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43-Revised requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment are less than its amortized cost, then an other-than-temporary impairment charge is recognized equal to the difference between the amortized cost and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment. The Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43-Revised until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for other-than-temporary impairments on corporate and asset-backed fixed maturities was $110,124, $92,544 and $560 for the years ended December 31, 2009, 2008 and 2007, respectively. Net realized capital losses resulting from write-downs for other-than-temporary impairments on equities was $16,593, $20,786 and $1,664 for the years ended December 31, 2009, 2008 and 2007, respectively.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. As of December 31, 2009, 2008 and 2007, the Company established an allowance for credit losses on mortgage loans of $42,212, $0 and $0, respectively.

The Company may at any time use derivative instruments, including swaps, caps, floors, options, futures and forwards. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, income generation, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86 (Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions). The Company's derivative transactions are permitted uses of derivatives under the derivative use plan required by the State of Connecticut insurance department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the item hedged. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Upon termination, any remaining derivative liability, along with any disposition payments are recorded to derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities receive fair value accounting. The derivatives are carried on the balance sheet at fair value and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income.

ADOPTION OF ACCOUNTING STANDARDS

SSAP NO. 100 -- Fair Value Measurements was issued by the NAIC in 2009 and is effective for December 31, 2010 annual financial statements. SSAP 100 defines fair value, establishes a measurement framework, and expands disclosures. The Company elected to early adopt as for the December 31, 2009 annual financial statements, as permitted under the standard. Adoption of SSAP 100 did not have a material impact on net income and capital and surplus.

SSAP NO. 10R -- Income Taxes -- Revised, A Temporary Replacement of SSAP No. 10 (SSAP No. 10R) was issued by the NAIC in December 2009 and is effective for annual periods ending December 31, 2009 and interim and annual periods of 2010. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years, increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus and requires additional disclosures as provided in Note 4, Income Taxes. In order to take advantage of these provisions, the risk-based capital for life insurers needs to be above 250%. The adoption of SSAP No. 10R positively impacted surplus by $266,358.

SSAP NO. 43R -- Revised Loan-backed and Structured Securities (SSAP No. 43R) was issued by the NAIC in September 2009 and is effective September 30, 2009. SSAP 43R supersedes SSAP No. 98 -- Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments, an Amendment of SSAP No. 43 -- Loan-backed and Structured Securities and paragraph 13 of SSAP No. 99. SSAP 43R establishes statutory accounting principles for investments in loan-backed and structured securities and requires additional disclosures as provided in Note 3, Investment. The implementation of SSAP No. 43R negatively impacted surplus for other-than-temporary impairments of loan-backed securities by $14,377.

SSAP NO. 99 -- Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment was issued by the NAIC in 2008 and is effective January 1, 2009. SSAP No. 99 establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an other-than-temporary impairment. The implementation of SSAP No. 99 did not have a material impact on the Company's net income and surplus.

SSAP NO. 97 -- Investments in Subsidiary, Controlled and Affiliated Entities (SSAP No. 97), was issued by the Statutory Accounting Issues Working Group of the NAIC's Accounting Practice and Procedures Task force during 2007. SSAP No. 97 defines the appropriate valuation for subsidiaries and affiliates of insurance companies. It was effective on January 1, 2008, and did not have a material impact on the Company's financial statements.

3. INVESTMENTS:

For the years ended December 31,

(A) COMPONENTS OF NET INVESTMENT INCOME

                                        2009          2008              2007
--------------------------------------------------------------------------------
Interest income from bonds and
 short-term investments                 $440,304      $343,501          $335,302
Interest income from policy loans         22,025        22,535            21,532
Interest income from mortgage
 loans                                    31,264        26,596            17,414
Interest and dividends from other
 investments                              21,271        (9,818)            9,101
                                    ------------  ------------       -----------
Gross investment income                  514,864       382,814           383,349
Less: investment expenses                  7,815         6,780            34,912
                                    ------------  ------------       -----------
             NET INVESTMENT INCOME      $507,049      $376,034          $348,437
                                    ------------  ------------       -----------

(B) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON BONDS AND SHORT TERM INVESTMENTS

                              2009               2008              2007
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                        $258,827            $89,940           $86,420
Gross unrealized capital
 losses                       (400,588)          (981,592)         (152,307)
                          ------------       ------------       -----------
Net unrealized capital
 losses                       (141,761)          (891,652)          (65,887)
Balance, beginning of
 year                         (891,652)           (65,887)           32,916
                          ------------       ------------       -----------
CHANGE IN NET UNREALIZED
  CAPITAL (LOSSES) GAINS
                ON BONDS
          AND SHORT TERM
             INVESTMENTS      $749,891          $(825,765)         $(98,803)
                          ------------       ------------       -----------

(C) COMPONENTS OF NET UNREALIZED CAPITAL LOSSES ON COMMON STOCKS AND PREFERRED STOCKS

                              2009               2008              2007
--------------------------------------------------------------------------------
Gross unrealized capital
 gains                         $32,641               $245            $1,751
Gross unrealized capital
 losses                        (49,799)          (157,708)          (56,041)
                          ------------       ------------       -----------
Net unrealized capital
 losses                        (17,158)          (157,463)          (54,290)
Balance, beginning of
 year                         (157,463)           (54,290)          (32,598)
                          ------------       ------------       -----------
CHANGE IN NET UNREALIZED
  CAPITAL (LOSSES) GAINS
        ON COMMON STOCKS
    AND PREFERRED STOCKS      $140,305          $(103,173)         $(21,692)
                          ------------       ------------       -----------

(D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                              2009               2008              2007
--------------------------------------------------------------------------------
Bonds and short-term
 investments                 $(102,510)         $(103,639)         $(13,496)
Common stocks                     (611)              (784)              (11)
Preferred stocks               (12,733)           (27,428)           (2,546)
Other invested assets         (158,521)         1,095,885           (72,007)
                          ------------       ------------       -----------
Realized capital
 (losses) gains               (274,375)           964,034           (88,060)
Capital gains (tax)
 benefit                        (1,062)              (467)            4,248
                          ------------       ------------       -----------
Net realized capital
 (losses) gains, after
 tax                          (273,313)           964,501           (92,308)
Less: amounts
 transferred to IMR             (3,242)             3,339           (10,549)
                          ------------       ------------       -----------
    NET REALIZED CAPITAL
   (LOSSES) GAINS, AFTER
                     TAX     $(270,071)          $961,162          $(81,759)
                          ------------       ------------       -----------

For the years ended December 31, 2009, 2008 and 2007, sales of unaffiliated bonds and short-term investments resulted in proceeds of $8,402,279, $1,083,622 and $1,478,584, gross realized capital gains of $126,993, $13,331 and $13,287, and gross realized capital losses of $119,379, $29,008 and $26,224 respectively, before transfers to the IMR.

For the years ended December 31, 2009, 2008 and 2007, sales of common and preferred stocks resulted in proceeds of $6,812, $18,884 and $149,356, gross realized capital gains of $2,737, $11 and $62, and gross realized capital losses of $76, $7,437 and $955, respectively.

(E) INVESTMENTS -- DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company approved objectives: to hedge risk arising from interest rate, equity market, credit spread including issuer defaults, price or foreign currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into income generation or replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), income generation, replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company's derivative transactions are used in strategies permitted under the derivative use plan required by the State of Connecticut insurance department.

Interest rate swaps and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using the agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the issuer.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike rate or falls below the floor strike rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception, and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

STRATEGIES

The notional value, fair value, and carrying value of derivative instruments used during the year are disclosed in the strategy discussions below. During the years 2009 and 2008, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation, fair value hedges, or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. Notional amounts pertaining to derivative instruments at December 31, 2009 and 2008 were $28,636,756 and $13,610,197, respectively.
The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third party data as inputs or independent broker quotations. The Company did not have any material unrealized gains or losses during the reporting period representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting. The fair value of derivative instruments at December 31, 2009 and 2008 were $113,244 and $1,859,441, respectively. As of December 31, 2009 and 2008 the average fair value for derivatives held for other investment and/or risk management activities was $840,855 and $963,117, respectively. The carrying value of derivative instruments at December 31, 2009 and 2008 were $132,015 and $1,764,939, respectively.

CASH FLOW HEDGES

INTEREST RATE SWAPS: Interest rate swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments to fixed rates. The Company did not hedge forecasted transactions other than the interest payments on floating-rate securities. The maximum length of time over which the Company is hedging exposure to the variability of future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, is three years. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period. As of December 31, 2009 and 2008 interest rate swaps used in cash flow hedge relationships had a notional value of $605,000 and $235,000, respectively, a fair value of $(2,845) and $72,937, respectively, and a carrying value of $0.

FOREIGN CURRENCY SWAPS: Foreign currency swaps are used to convert foreign denominated cash flows associated with certain foreign denominated fixed maturity investments to U.S. dollars. The foreign fixed maturities are primarily denominated in Euros and are swapped to minimize cash flow fluctuations due to changes in currency rates. As of December 31, 2009 and 2008 foreign currency swaps used in cash flow hedge relationships had a notional value of $80,908 and $176,393, respectively, a fair value of $9,837 and $19,874, respectively, and a carrying value of $6,527 and $(1,691), respectively. Foreign currency swaps are also used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments. As of December 31, 2009 swaps in this strategy had a notional value of $2,219,332, a fair value of $(19,236), and a carrying value of $0. As of December 31, 2008 the Company did not have any foreign currency swaps used to hedge the foreign currency exposure related to certain guaranteed minimum income benefit ("GMIB") fixed liability payments.

OTHER INVESTMENT AND/OR RISK MANAGEMENT ACTIVITIES

INTEREST RATE CAPS AND SWAPTIONS: The Company is exposed to policyholder surrenders during a rising interest rate environment. Interest rate cap and swaptions contracts are used to mitigate the Company's loss in a rising interest rate environment. The increase in yield from the cap and swaption contracts in a rising interest rate environment may be used to raise credited rates, thereby increasing the Company's competitiveness and reducing the policyholder's incentive to surrender. As of December 31, 2009 and 2008 interest rate caps and swaptions used to mitigate risk in a rising interest rate environment had a notional value of $54,077 and $80,767, respectively, a fair value of $688 and $655, respectively, and a carrying value of $688 and $655, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a loss of $(230), $(5,450) and $(6,239), respectively, in realized capital gains and losses.

CREDIT DEFAULT SWAPS: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity. As of December 31, 2009 and 2008 credit default swaps had a notional value of $304,963 and $355,316, respectively, a fair value of $(6,316) and $37,463, respectively, and a carrying value of $(6,316) and $37,463, respectively. For the years ended December 31, 2009, 2008 and 2007, credit default swaps reported a gain of $802, $20,185 and $1,453, respectively, in realized capital gains and losses. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap. As of December 31, 2009 and 2008 credit default swaps in offsetting relationships had a notional value of $309,134 and $140,000, respectively, a fair value of $(3,609) and $0, respectively, and a carrying value of $(3,609) and $0, respectively. For the year ended December 31, 2009, credit default swaps in offsetting relationships reported a gain of $3 in realized capital gains and losses. For the years ended December 31, 2008 and 2007, there were no realized gains and losses on credit default swaps in offsetting relationships.

FUTURES CONTRACTS, EQUITY INDEX OPTIONS, TOTAL RETURN, INDEX, AND INTEREST RATE SWAP CONTRACTS: The Company enters into interest rate futures, S&P 500 and NASDAQ index futures contracts and put and call options, as well as interest rate, equity volatility, dividend, and total return Europe, Australasia, and Far East ("EAFE") swap contracts to hedge exposure to the volatility associated with the portion of the guaranteed minimum withdrawal benefit ("GMWB") liabilities which are not reinsured. The Company has also entered into customized swaps contracts to hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. As of December 31, 2009 and 2008 derivative contracts in this strategy had a notional value of $9,016,065 and $10,136,044, respectively, a fair value of $(46,115) and $1,565,020, respectively, and a carrying value of $(46,115) and $1,565,020, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a gain of $75,643, a gain of $1,006,992 and a loss of $(48,528), respectively, in realized capital gains and losses.

INTEREST RATE SWAPS: The Company enters into interest rate swaps to manage duration risk between assets and liabilities. As of December 31, 2009 the Company did not have any swaps in this strategy. As of December 31, 2008 interest rate swaps had a notional value of $75,000, a fair value of $319, and a carrying value of $319. For the years ended December 31, 2009, 2008 and 2007, interest rate swaps reported a gain of $103, $6,056 and $447, respectively, in realized capital gains and losses. In addition, the Company may enter into interest rates swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap. As of December 31, 2009 and 2008 interest rate swaps in offsetting relationships had a notional value of $225,000, a fair value of $(11,661) and $(13,301), respectively, and a carrying value of

$(11,661) and $(13,301), respectively. For the year ended December 31, 2009 there were no realized gains and losses on interest rate swaps in offsetting relationships. For the year ended December 31, 2008, interest rate swaps in offsetting relationships reported a gain of $2,316. For the year ended December 31, 2007 there were no realized gains and losses on derivative contracts in this strategy.

EQUITY INDEX OPTIONS AND FUTURES: The Company purchases S&P 500 options contracts as well as futures to economically hedge the statutory reserve impact of equity volatility arising primarily from guaranteed minimum death benefits ("GMDB") and guaranteed minimum withdrawal benefits ("GMWB") obligations against a decline in the equity markets. As of December 31, 2009 and 2008 derivative contracts in this strategy had a notional value $13,436,955 and $1,870,478, respectively, a fair value of $185,534 and $134,852, respectively, and a carrying value of $185,534 and $134,852, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a loss of $(228,653), $(13,503) and $(16,876), respectively, in realized capital gains and losses.

FOREIGN CURRENCY SWAPS AND FORWARDS: The Company enters into foreign currency swaps to hedge the foreign currency exposures in certain of its foreign fixed maturity investments. In addition, foreign currency forward contracts convert euros to yen in order to economically hedge the foreign currency risk associated with certain Japanese variable annuity products. As of December 31, 2009 and 2008 foreign currency swaps and forwards had a notional value of $2,384,822 and $315,699, respectively, a fair value of $6,900 and $41,393, respectively, and a carrying value of $6,900 and $41,393, respectively. For the years ended December 31, 2009, 2008 and 2007, derivative contracts in this strategy reported a gain of $27,207, a loss of $(773) and a gain of $599, respectively, in realized capital gains and losses.

WARRANTS: During 2003, the Company received warrant contracts as part of a reinsurance treaty settlement. As of December 31, 2009 and 2008 the warrants had a notional value of $500, a fair value of $67 and $229, respectively, and a carrying value of $67 and $229, respectively. There were no realized gains and losses during the years 2009, 2008 and 2007.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk from a referenced index or asset pool in order to synthetically replicate investment transactions. In addition, the Company may enter into credit default swaps that assume credit risk to terminate existing credit default swaps that reduce credit risk, thereby offsetting the changes in value of the original swap.

The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation. A credit event is generally defined as default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade baskets of up to five corporate issuers and diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and are typically divided into tranches that possess different credit ratings.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2009 and 2008.

                            AS OF DECEMBER 31, 2009

                                                                                        WEIGHTED
                                                                                         AVERAGE
                                    NOTIONAL                          CARRYING          YEARS TO
                                   AMOUNT (2)         FAIR VALUE       VALUE            MATURITY
----------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk                                                                        4
  exposure                           $35,000               $(13)         $(13)            years
 Below investment grade risk                                                                  4
  exposure                            14,453               (194)         (194)            years
Basket credit default swaps
 (4)
 Investment grade risk                                                                        4
  exposure                            35,566              1,547         1,547             years
 Investment grade risk                                                                        8
  exposure                            70,000            (11,501)      (11,501)            years
                                    --------            -------       -------             -----
                        TOTAL       $155,019            $(10,161)     $(10,161)
                                    --------            -------       -------

                                       UNDERLYING REFERENCED CREDIT
                                             OBLIGATION(S) (1)

                                                                AVERAGE
                                                                 CREDIT
                                       TYPE                      RATING
-----------------------------  ---------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                          Corporate Credit              AAA
 Below investment grade risk
  exposure                          Corporate Credit              BB+
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          Corporate Credit               A-
 Investment grade risk
  exposure                          CMBS Credit                   AA+
                               ---------------------             ------
                        TOTAL


                                   OFFSETTING         OFFSETTING        OFFSETTING
                                    NOTIONAL             FAIR            CARRYING
                                   AMOUNT (3)         VALUE (3)         VALUE (3)
-----------------------------  ------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Single name credit default
 swaps
 Investment grade risk
  exposure                           $35,000             $(833)            $(833)
 Below investment grade risk
  exposure                            14,453            (2,570)           (2,570)
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                            34,661            (1,547)           (1,547)
 Investment grade risk
  exposure                            70,000            11,501            11,501
                                    --------            ------            ------
                        TOTAL       $154,114            $6,551            $6,551
                                    --------            ------            ------

                            AS OF DECEMBER 31, 2008

                                                                                         WEIGHTED
                                                                                          AVERAGE
                                   NOTIONAL                           CARRYING           YEARS TO
                                  AMOUNT (2)          FAIR VALUE       VALUE             MATURITY
------------------------------------------------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          $70,000            $(21,514)      $(21,514)           8 years
                                    -------            --------       --------            -------
                        TOTAL       $70,000            $(21,514)      $(21,514)
                                    -------            --------       --------


                                                 UNDERLYING REFERENCED CREDIT       AVERAGE
                                                      OBLIGATION(S) (1)              CREDIT
                                                  TYPE                               RATING
-----------------------------  ----------------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                                              CMBS Credit                   AAA
                                                      ---------------                 ----
                        TOTAL


                                  OFFSETTING         OFFSETTING         OFFSETTING
                                   NOTIONAL             FAIR             CARRYING
                                  AMOUNT (3)          VALUE (3)          VALUE (3)
-----------------------------  -------------------------------------------------------
CREDIT DERIVATIVE TYPE BY
 DERIVATIVE RISK EXPOSURE
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                          $70,000            $21,514            $21,514
                                    -------            -------            -------
                        TOTAL       $70,000            $21,514            $21,514
                                    -------            -------            -------

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting, the future changes in value of or losses paid related to the original swap.

(4)  Includes $105,869 and $70,000 as of December 31, 2009 and 2008,
     respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

CREDIT RISK

The Company's derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties rated A2/A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10,000. In addition, the compliance unit monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also maintains a policy of requiring that all derivative contracts, other than exchange traded contracts and certain currency forward contracts, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

For the year ended December 31, 2009 the Company did not have any losses on derivative instruments due to counterparty nonperformance. For the year ended December 31, 2008 the Company has incurred losses of $(13,838) on derivative instruments due to counterparty default related to the bankruptcy of Lehman Brothers Holdings, Inc. These losses were a result of the contractual collateral threshold amounts and open collateral calls in excess of such amounts immediately prior to the bankruptcy filing, as well as interest rate and credit spread movements from the date of the last collateral call to the date of the bankruptcy filing.

(F) CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2009, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, wholly owned subsidiaries, and short term investment pool greater than 10% of the Company's capital and surplus.

As of December 31, 2008, the Company had one significant concentration of credit risk, Government of Japan, that exceeded 10% of capital and surplus in bonds of single issuers that was not U.S. government, certain U.S. government agencies and short term investment pool. These bonds were all designated NAIC investment grade. The Company monitors closely these concentrations and the potential impact of capital and surplus should the issuer fail to perform according to the contractual terms of the investment. As of December 31, 2008, the carrying value, gross unrealized gain, gross unrealized loss and estimated fair value of these bonds were $1,848,824, $20,292, $0 and $1,869,116

(G) BONDS, SHORT-TERM INVESTMENTS, COMMON STOCKS AND PREFERRED STOCKS

                                                                                  GROSS
                                                                               UNREALIZED               Gross           Estimated
                                                               Statement          GAINS            Unrealized                Fair
   BONDS AND SHORT-TERM INVESTMENTS DECEMBER 31, 2009              Value                               Losses               Value
---------------------------------------------------------------------------------------------------------------------------------
U.S. government and government agencies and authorities:
 -- Guaranteed and sponsored                                    $700,086            $2,209           $(19,381)           $682,914
 -- Guaranteed and sponsored -- asset-backed                     540,081            15,260             (1,083)            554,258
States, municipalities and political subdivisions                 90,420               951            (10,165)             81,206
International governments                                         82,841             4,614             (1,275)             86,180
All other corporate -- excluding asset-backed                  3,933,824           210,001            (43,650)          4,100,175
All other corporate -- asset-backed                            1,636,174            25,792           (246,728)          1,415,238
Hybrid securities                                                144,409                --            (23,365)            121,044
Short-term investments                                         1,464,800                --                 --           1,464,800
Affiliate bond                                                 1,468,810                --            (54,941)          1,413,869
                                                          --------------       -----------       ------------       -------------
                  TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,061,445          $258,827          $(400,588)         $9,919,684
                                                          --------------       -----------       ------------       -------------

                                                                                  GROSS             GROSS             ESTIMATED
                                                                               UNREALIZED         UNREALIZED            FAIR
                                                               COST               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
 DECEMBER 31, 2009
Common stock -- unaffiliated                                      $5,441            $1,263               $(17)             $6,687
Common stock -- affiliated                                     1,123,632            31,378            (49,782)          1,105,228
                                                          --------------       -----------       ------------       -------------
                                     TOTAL COMMON STOCKS      $1,129,073           $32,641           $(49,799)         $1,111,915
                                                          --------------       -----------       ------------       -------------

                                                                                  GROSS             GROSS             ESTIMATED
                                                            STATEMENT          UNREALIZED         UNREALIZED            FAIR
                                                              VALUE               GAINS             LOSSES              VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
 DECEMBER 31, 2009
Preferred stock -- unaffiliated                                  $73,901            $4,495           $(10,675)            $67,721
                                                          --------------       -----------       ------------       -------------
                                  TOTAL PREFERRED STOCKS         $73,901            $4,495           $(10,675)            $67,721
                                                          --------------       -----------       ------------       -------------

                                                                  GROSS             GROSS             ESTIMATED
                                            STATEMENT          UNREALIZED         UNREALIZED            FAIR
                                              VALUE               GAINS             LOSSES              VALUE
-----------------------------------------------------------------------------------------------------------------
BONDS AND SHORT-TERM INVESTMENTS
 DECEMBER 31, 2008
U.S. government and government agencies
 and
 authorities:
 -- Guaranteed and sponsored                    $767,433            $8,278            $(3,717)           $771,994
 -- Guaranteed and sponsored --                  612,681            14,147             (1,672)            625,156
  asset-backed
States, municipalities and political              56,540               258             (9,859)             46,939
 subdivisions
International governments                      1,784,069            21,070               (496)          1,804,643
Public utilities                                 552,314             5,224            (52,867)            504,671
All other corporate -- excluding               2,543,103            34,761           (271,737)          2,306,127
 asset-backed
All other corporate -- asset-backed            2,055,543             6,202           (641,244)          1,420,501
Short-term investments                         2,166,710                --                 --           2,166,710
Parents, subsidiaries and affiliates                $ --              $ --               $ --                $ --
                                          --------------       -----------       ------------       -------------
  TOTAL BONDS AND SHORT-TERM INVESTMENTS     $10,538,393           $89,940          $(981,592)         $9,646,741
                                          --------------       -----------       ------------       -------------

                                                                            GROSS              GROSS               ESTIMATED
                                                                          UNREALIZED         UNREALIZED              FAIR
                                                               COST         GAINS              LOSSES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS
 DECEMBER 31, 2008
Common stock -- unaffiliated                                    $5,987        $18                 $(974)              $5,031
Common stock -- affiliated                                      36,884         --               (30,395)               6,489
                                                             ---------       ----            ----------            ---------
                                        TOTAL COMMON STOCKS    $42,871        $18              $(31,369)             $11,520
                                                             ---------       ----            ----------            ---------

                                                                                      GROSS           GROSS            ESTIMATED
                                                                STATEMENT           UNREALIZED      UNREALIZED           FAIR
                                                                  VALUE               GAINS           LOSSES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS
 DECEMBER 31, 2008
Preferred stock -- unaffiliated                                   $255,362              $227          $(126,339)         $129,250
                                                               -----------            ------       ------------       -----------
                                  TOTAL PREFERRED STOCKS          $255,362              $227          $(126,339)         $129,250
                                                               -----------            ------       ------------       -----------

The statement value and estimated fair value of bonds and short-term investments at December 31, 2009 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities, including mortgage-backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

                                                     Statement       Estimated
                                                       Value        Fair Value
                                                   --------------  -------------
MATURITY
Due in one year or less                                $1,981,343     $1,972,939
Due after one year through five years                   2,223,537      2,187,278
Due after five years through ten years                  3,745,643      3,682,947
Due after ten years                                     2,110,922      2,076,520
                                                   --------------  -------------
                                            TOTAL     $10,061,445     $9,919,684
                                                   --------------  -------------

At December 31, 2009 and 2008, securities with a statement value of $3,814 and $3,809, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

(H) MORTGAGE LOANS

The maximum and minimum lending rates for the Company's mortgage loans outstanding were 7.5% and 1.66% and 6.99% and 4.02% during 2009 and 2008, respectively. During 2009 and 2008, the Company did not reduce interest rates on any outstanding mortgage loans. For loans held at December 31, 2009 and 2008, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 79.23%. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2009 and 2008, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2009 and 2008, there were impaired loans with a related allowance for credit losses of $42,212 and $0 with interest income recognized during the period the loans were impaired of $(64) and $0, respectively.

(I) RESTRUCTURED DEBT IN WHICH THE COMPANY IS A CREDITOR

The Company did not have investments in restructured loans as of December 31, 2009, 2008 and 2007.

(J) FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                   2009                                   2008
                                                       STATEMENT          ESTIMATED           STATEMENT          ESTIMATED
                                                         VALUE            FAIR VALUE            VALUE            FAIR VALUE
---------------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
 Bonds and short-term investments                      $10,061,445          9,919,684         $10,538,393          9,646,741
 Preferred stocks                                           73,901             67,721             255,362            129,250
 Common stocks                                           1,111,915          1,111,915              11,520             11,520
 Mortgage loans                                            490,227            446,456             611,372            569,461
 Derivative related assets (1)                             324,260            326,218           1,791,997          1,813,561
 Policy loans                                              352,829            352,829             354,920            354,920
 Other invested assets                                     425,957            425,957             264,280            264,280
LIABILITIES
 Liability for deposit type contracts                     $(70,613)          $(70,613)           $(70,266)          $(70,266)
 Derivative related liabilities (1)                       (192,245)          (190,893)            (27,058)           (27,058)
                                                     -------------       ------------       -------------       ------------

(1) Includes derivatives held for other investment and/or risk management activities as of December 31, 2009 and 2008, with a fair value asset position of $316,011 and $1,793,687, respectively, and a liability position of $(190,524) and $(27,058), respectively. Excludes derivative contracts that receive hedge accounting and have a zero statement value at December 31, 2009 and 2008. These derivatives are not reported on the Statement of Admitted Assets, Liabilities and Surplus and have a fair value as of December 31, 2009 and 2008, of $(22,081) and $72,938, respectively.

Included in various investment related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stock when carried at the lower of cost or market.

The fair value of an asset is the amount at which that asset could be bought or sold in a current transaction between willing parties, that is, other than in a forced or liquidation sale. The fair value of a liability is the amount at which that liability could be incurred or settled in a current transaction between willing parties, that is, other than in a forced or liquidation sale.

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes observable market inputs over unobservable inputs. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Derivative instruments are fair valued using pricing valuation models, which utilize market data inputs or independent broker quotations. The Company performs a monthly analysis on the prices received from third parties and derivative valuation which includes both quantitative and qualitative analysis.

The Company's financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the hierarchy. The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1) and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The levels of the fair value hierarchy are as follows:

LEVEL 1 -- Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

LEVEL 2 -- Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities.

LEVEL 3 -- Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Level 3 securities include less liquid securities such as private placement debt and equity securities. Because Level 3 fair values, by their nature, contain unobservable market inputs as there is no observable market for these assets and liabilities, considerable judgment is used to determine Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following tables provide information as of December 31, 2009 and 2008 about the Company's financial assets and liabilities measured at fair value on a recurring basis. Certain items in the 2008 tables have been revised to reflect revised rounding and to conform with current year presentation.

                                                                      AS OF DECEMBER 31, 2009
                                         QUOTED PRICES
                                           IN ACTIVE                SIGNIFICANT             SIGNIFICANT
                                          MARKETS FOR               OBSERVABLE              UNOBSERVABLE
                                        IDENTICAL ASSETS              INPUTS                   INPUTS
                                           (LEVEL 1)                 (LEVEL 2)               (LEVEL 3)              TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets at fair value:
Common Stock                                    $6,683                     $ --                      $4                $6,687
Derivative related assets
 GMWB hedging instruments                           --                       --                 140,611               140,611
 Macro hedge program                                --                   16,038                 161,701               177,739
 Other derivative assets                            --                  (12,981)                 10,642                (2,339)
                                          ------------              -----------              ----------          ------------
     TOTAL DERIVATIVE RELATED ASSETS                --                    3,057                 312,954               316,011
Separate account assets (1)                 59,063,044                       --                      --            59,063,044
                                          ------------              -----------              ----------          ------------
         TOTAL ASSETS AT FAIR VALUE:       $59,069,727                   $3,057                $312,958           $59,385,742
                                          ------------              -----------              ----------          ------------
Liabilities at fair value:
Derivative related liabilities
 GMWB hedging instruments                         $ --                $(186,725)                   $ --             $(186,725)
 Macro hedge program                                --                   (2,694)                 23,833                21,139
 Other derivative liabilities                       --                  (14,984)                 (9,954)              (24,938)
                                          ------------              -----------              ----------          ------------
    TOTAL LIABILITIES AT FAIR VALUE:              $ --                $(204,403)                $13,879             $(190,524)
                                          ------------              -----------              ----------          ------------

(1) Excludes approximately $16.1 million of investment sales receivable net of investment purchases payable that are not subject to SSAP 100.

                                                                  AS OF DECEMBER 31, 2008
                                  QUOTED PRICES
                                    IN ACTIVE                 SIGNIFICANT                SIGNIFICANT
                                   MARKETS FOR                 OBSERVABLE               UNOBSERVABLE
                                 IDENTICAL ASSETS                INPUTS                    INPUTS
                                    (LEVEL 1)                  (LEVEL 2)                  (LEVEL 3)                TOTAL
---------------------------------------------------------------------------------------------------------------------------------
Assets at fair value:
Common Stock                              $5,028                     $ --                          $4                  $5,032
Derivative related assets
 GMWB hedging instruments                     --                  (12,918)                  1,592,007               1,579,089
 Macro hedge program                          --                   34,614                     134,852                 169,466
 Other derivative assets                      --                   44,477                         655                  45,132
                                  --------------               ----------               -------------          --------------
    TOTAL DERIVATIVE RELATED
                      ASSETS                  --                   66,173                   1,727,514               1,793,687
Separate account assets (1)           50,536,190                       --                          --              50,536,190
                                  --------------               ----------               -------------          --------------
 TOTAL ASSETS AT FAIR VALUE:         $50,541,218                  $66,173                  $1,727,518             $52,334,909
                                  --------------               ----------               -------------          --------------
Liabilities at fair value:
Derivative related
 liabilities
 GMWB hedging instruments                   $ --                     $ --                    $(14,070)               $(14,070)
 Other derivative
  liabilities                                 --                  (12,988)                         --                 (12,988)
                                  --------------               ----------               -------------          --------------
   TOTAL LIABILITIES AT FAIR
                      VALUE:                $ --                 $(12,988)                   $(14,070)               $(27,058)
                                  --------------               ----------               -------------          --------------

(1) Excludes approximately $15.0 million of investment sales receivable net of investment purchases payable that are not subject to SSAP 100.

Fair values and changes in the fair values of separate account assets generally accrue directly to the policyholders and are not included in the Company's revenues and expenses or surplus.

LEVEL 1 FINANCIAL ASSETS AND LIABILITIES

Common Stock classified in Level 1 includes actively-traded exchange-listed equity securities and mutual funds. Separate account assets in Level 1 primarily include actively-traded institutional and retail mutual fund investments valued by the respective mutual fund companies.

LEVEL 2 FINANCIAL ASSETS AND LIABILITIES

DERIVATIVE: Amounts classified in Level 2 represent over-the-counter instruments, such as interest rate swaps, currency swaps, and certain credit default swaps that do not qualify for hedge accounting. The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

LEVEL 3 FINANCIAL ASSETS AND LIABILITIES

The Company classifies certain privately placed, complex or illiquid securities in Level 3.

COMMON STOCK: Securities classified in Level 3 represent private placement equity securities. Fair values for these securities are derived principally using unobservable inputs as there is little, if any, relevant market data.

DERIVATIVES: Amounts classified in Level 3 represent complex derivatives, such as interest rate swaps, equity options and swaps, and certain credit default swaps that do not qualify for hedge accounting. Also included in Level 3 classification for derivatives are customized equity swaps that hedge certain risk components for the remaining term of certain blocks of non-reinsured GMWB riders. These derivative instruments are valued using pricing models which utilize both observable and unobservable inputs and, to a lesser extent, broker quotations. A derivative instrument containing Level 1 or Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

CHANGES IN LEVEL 3 ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The table below provides a fair value rollforward for the years ending December 31, 2009 and 2008 for the financial instruments for which significant unobservable inputs (Level 3) are used in the fair value measurement on a recurring basis. The Company classifies the fair values of financial instruments within Level 3 if there are no observable markets for the instruments or, in the absence of active markets, the majority of the inputs used to determine fair value are based on the Company's own assumptions about market participant assumptions. The gains and losses in the table below include changes in fair value due partly to observable and unobservable factors.

                                COMMON            GMWB HEDGING            MACRO HEDGE              OTHER
                                STOCK             INSTRUMENTS               PROGRAM             DERIVATIVES
                                                                                                                     TOTAL
                                                                      (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/09              $4               $1,577,937               $134,852                 $655          $1,713,448
                                  --               ----------              ---------              -------          ----------
Realized/unrealized gains
 (losses) included in:
 Net income                       --                       --                     --                   --                  --
 Unrealized gains and
  losses                          --                 (493,111)              (240,114)                 241            (732,984)
 Purchases, issuances, and
  settlements                     --                 (944,215)               290,796                 (208)           (653,627)
Transfers in (out) of Level
 3                                --                       --                     --                   --                  --
                                  --               ----------              ---------              -------          ----------
Fair value at 12/31/09             4                  140,611                185,534                  688             326,837
                                  --               ----------              ---------              -------          ----------
   TOTAL GAINS AND (LOSSES)
                   INCLUDED
  IN INCOME ATTRIBUTABLE TO
    INSTRUMENTS HELD AT THE
             REPORTING DATE       --                 (249,433)              (192,831)              (1,278)           (443,542)
                                  --               ----------              ---------              -------          ----------

                                COMMON            GMWB HEDGING            MACRO HEDGE              OTHER
                                 STOCK            INSTRUMENTS               PROGRAM             DERIVATIVES
                                                                                                                     TOTAL
                                                                       (IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------------------
Fair value at 1/1/08               $4                $466,545                   $ --                $(515)           $466,034
                                  ---              ----------              ---------              -------          ----------
Realized/unrealized gains
 (losses) included in:
 Net income                        --                      --                     --                   --                  --
 Unrealized gains and losses       --               1,290,658                101,264               (1,394)          1,390,528
 Purchases, issuances, and
  settlements                      --                (179,266)                33,588               (1,192)           (146,870)
Transfers in (out) of Level
 3                                 --                      --                     --                3,756               3,756
                                  ---              ----------              ---------              -------          ----------
Fair value at 12/31/08              4               1,577,937                134,852                  655          $1,713,448
                                  ---              ----------              ---------              -------          ----------
    TOTAL GAINS AND (LOSSES)
                    INCLUDED
   IN INCOME ATTRIBUTABLE TO
     INSTRUMENTS HELD AT THE
              REPORTING DATE       --               1,183,889                101,264               (4,167)         $1,280,986
                                  ---              ----------              ---------              -------          ----------

Changes in the value of common stock for realized gains/losses are included in net income, and changes in unrealized gains/losses have been included in surplus. Changes in the value of separate account assets for realized and unrealized gains/losses accrue directly to the policyholders and are not included in net income.

Transfers in and/or (out) of Level 3 during the twelve months ended December 31, 2009 are attributable to a change in the availability of market observable information for individual securities within respective categories.

ASSETS MEASURED AT FAIR VALUE ON A NON-RECURRING BASIS

Certain financial assets are measured at fair value on a non-recurring basis, such as certain bonds and preferred stock valued at the lower of amortized cost or fair value, or investments that are impaired during the reporting period and recorded at fair value on the balance sheet at December 31, 2009 and 2008. The following tables summarize the assets measured at fair value on a non-recurring basis as of December 31, 2009 and 2008, respectively:

                                                          AS OF DECEMBER 31, 2009
                                                QUOTED PRICES IN ACTIVE               SIGNIFICANT
                                                 MARKETS FOR IDENTICAL             OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                    (LEVEL 2)
------------------------------------------------------------------------------------------------------------
Bonds                             $235                     --                                12
Preferred Stock                 $5,390                     --                             4,985
                               -------                    ---                            ------

                                             AS OF DECEMBER 31, 2009
                                      SIGNIFICANT                     TOTAL
                                  UNOBSERVABLE INPUTS                 GAINS
                                       (LEVEL 3)                   AND (LOSSES)
-----------------------------  ---------------------------------------------------
Bonds                                      223                         (5,189)
Preferred Stock                            405                        (16,058)
                                          ----                       --------

                                                          AS OF DECEMBER 31, 2008
                                                QUOTED PRICES IN ACTIVE                SIGNIFICANT
                                                 MARKETS FOR IDENTICAL              OBSERVABLE INPUTS
                                TOTAL              ASSETS (LEVEL 1)                     (LEVEL 2)
-------------------------------------------------------------------------------------------------------------
Bonds                           $6,173                     --                             $4,775
                               -------                    ---                            -------

                                            AS OF DECEMBER 31, 2008
                                      SIGNIFICANT                    TOTAL
                                  UNOBSERVABLE INPUTS                GAINS
                                       (LEVEL 3)                  AND (LOSSES)
-----------------------------  --------------------------------------------------
Bonds                                    $1,398                      $(7,128)
                                        -------                     --------

Bonds include those securities that are ineligible to be carried at amortized cost by the SVO and have a fair value that is less than amortized cost as of December 31, 2009 and 2008. Also included in bonds are those securities that are eligible to be carried at amortized cost, but have been permanently impaired as of December 31, 2009 and 2008 due to an other-than-temporary loss in value and as a result are written down to fair value at that time. Level 3 Bonds include primarily sub-prime securities and below-investment-grade CMBS securities that are priced by brokers or internally fair valued and are classified as level 3 due to the lack of liquidity in the market. Level 3 preferred stock includes privately placed securities that are classified as Level 3 due to a lack of observability into the inputs used in pricing these types of securities.

(K) SECURITIES LENDING AND COLLATERAL ARRANGEMENTS

The Company participates in a securities lending program to generate additional income, whereby certain domestic fixed income securities are loaned from the Company's investment portfolio to qualifying third parties. Borrowers of these securities provide collateral of 102% of the market value of the loaned securities. Acceptable collateral may be in the form of cash or U.S. Government securities. The market value of the loaned securities is monitored and additional collateral is obtained if the market value of the collateral falls below 100% of the market value of the loaned securities. Under the terms of the securities lending program, the lending agent indemnifies the Company against borrower defaults. As of December 31, 2009 and 2008, the statement value of the loaned securities was $0 and $274,377, respectively, and was included in bonds in the Statements of Admitted Assets, Liabilities and Surplus. The Company earns income from the cash collateral or receives a fee from the borrower. The Company recorded before-tax income from securities lending transactions, net of lending fees, of $1,232, $135 and $489 for the years ended December 31, 2009, 2008 and 2007, respectively, which was included in net investment income.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2009 and 2008, collateral pledged of $340,474 and $478,048, respectively, was included in bonds, on the Statements of Admitted Assets, Liabilities and Surplus.

As of December 31, 2009 and 2008, the Company had accepted collateral relating to the securities lending program and derivative instruments consisting of cash, U.S. Government and U.S. Government agency securities with a statement value of $269,334 and $2,080,162, respectively. At December 31, 2009 and 2008, cash collateral of $243,019 and $1,924,101 respectively, was invested and recorded in the Statements of Admitted Assets, Liabilities and Surplus in bonds and cash and short-term investments with a corresponding amount recorded in other liabilities. The fair value of the cash collateral invested in bonds and cash and short-term investments was $243,019 and $1,829,907 as of December 31, 2009 and 2008, respectively. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty and none of the collateral has been sold or repledged at December 31, 2009 and 2008. As of December 31, 2009 and 2008, all collateral accepted was held in separate custodial accounts.

The statement value of the cash and securities collateral received by contractually obligated terms are shown below.

                                CASH AND SECURITIES       CASH AND SECURITIES
                                     COLLATERAL                COLLATERAL
                                 DECEMBER 31, 2009         DECEMBER 31, 2008
--------------------------------------------------------------------------------
Thirty days or less                    $243,019                 $1,949,162
Thirty one to 60 days                        --                     59,000
Sixty one to 90 days                         --                         --
Over 90 days                                 --                     72,000
                                     ----------               ------------
                       TOTAL           $243,019                 $2,080,162
                                     ----------               ------------

(L) SECURITY UNREALIZED LOSS AGING

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company's other-than-temporary impairment policy, see Note No. 2, Summary of Significant Accounting Policies. Due to the issuers' continued satisfaction of the securities' obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2009 and 2008.

The following table presents cost or statement value, fair value, and unrealized losses for the Company's bonds and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2009.

                                             LESS THAN 12 MONTHS
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
----------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored         $629,133         $609,752        $(19,381)
 -- guaranteed & sponsored --
  asset backed                       82,633           81,554          (1,079)
States, municipalities &
 political subdivisions              27,640           26,382          (1,258)
International Governments            11,932           10,657          (1,275)
All other corporate including
 international                      408,021          391,755         (16,266)
All other corporate -- asset
 backed                             683,679          578,444        (105,235)
Hybrid securities                        --               --              --
Affiliate bond                    1,468,810        1,413,869         (54,941)
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   3,311,848        3,112,413        (199,435)
Common stock -- unaffiliated                                              --
Common stock -- affiliated          283,115          233,333         (49,782)
Preferred stock -- unaffiliated          --               --              --
                                 ----------       ----------       ---------
                   TOTAL EQUITY     283,115          233,333         (49,782)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $3,594,963       $3,345,746       $(249,217)
                                 ----------       ----------       ---------

                                              12 MONTHS OR MORE
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
-------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored             $ --             $ --            $ --
 -- guaranteed & sponsored --
  asset backed                          122              118              (4)
States, municipalities &
 political subdivisions              36,135           27,228          (8,907)
International Governments                --               --              --
All other corporate including
 international                      385,451          358,067         (27,384)
All other corporate -- asset
 backed                             603,351          461,858        (141,493)
Hybrid securities                   144,409          121,044         (23,365)
Affiliate bond                           --               --              --
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   1,169,468          968,315        (201,153)
Common stock -- unaffiliated            577              560             (17)
Common stock -- affiliated                                                --
Preferred stock -- unaffiliated      53,309           42,634         (10,675)
                                 ----------       ----------       ---------
                   TOTAL EQUITY      53,886           43,194         (10,692)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $1,223,354       $1,011,509       $(211,845)
                                 ----------       ----------       ---------

                                                    TOTAL
                                 AMORTIZED           FAIR          UNREALIZED
                                    COST            VALUE            LOSSES
-------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored         $629,133         $609,752        $(19,381)
 -- guaranteed & sponsored --
  asset backed                       82,755           81,672          (1,083)
States, municipalities &
 political subdivisions              63,775           53,610         (10,165)
International Governments            11,932           10,657          (1,275)
All other corporate including
 international                      793,472          749,822         (43,650)
All other corporate -- asset
 backed                           1,287,030        1,040,302        (246,728)
Hybrid securities                   144,409          121,044         (23,365)
Affiliate bond                    1,468,810        1,413,869         (54,941)
                                 ----------       ----------       ---------
         TOTAL FIXED MATURITIES   4,481,316        4,080,728        (400,588)
Common stock -- unaffiliated            577              560             (17)
Common stock -- affiliated          283,115          233,333         (49,782)
Preferred stock -- unaffiliated      53,309           42,634         (10,675)
                                 ----------       ----------       ---------
                   TOTAL EQUITY     337,001          276,527         (60,474)
                                 ----------       ----------       ---------
               TOTAL SECURITIES  $4,818,317       $4,357,255       $(461,062)
                                 ----------       ----------       ---------

The following discussion refers to the data presented in the table above, excluding affiliated bond and common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2009, fixed maturities, comprised of approximately 430 securities, accounted for approximately 97% of the Company's total unrealized loss amount. The securities were primarily related to commercial mortgage-backed securities ("CMBS"), asset-backed securities ("ABS"), and residential mortgage-backed securities ("RMBS") and corporate securities primarily within the financial services sector which have experienced significant price deterioration. As of December 31, 2009, 77% of securities in an unrealized loss position were depressed less than 20% of amortized cost. The decline in unrealized losses during 2009 was primarily attributable to credit spread tightening, impairments and, to a lesser extent, sales, partially offset by rising interest rates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above. Furthermore, based upon the Company's cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2009.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 230 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2009, approximately 85% were securities priced at or greater than 80% of amortized cost. The remaining securities were primarily composed of CMBS and ABS securities, of which 76% had a credit rating of BB or above as of December 31, 2009.

Securities depressed for twelve months or more as of December 31, 2009 were comprised of approximately 200 securities with the majority of the unrealized loss amount relating to securities supported by real estate related assets, specifically investment grade CMBS bonds, and sub-prime RMBS. Current market spreads continue to be significantly wider for securities supported by real estate related assets, as compared to spreads at the security's respective purchase date, largely due to the continued effects of the recession and the economic and market uncertainties regarding future performance of commercial and residential real estate. For these securities in an unrealized loss position where a credit impairment has not been recorded, the Company's best estimate of expected future cash flows are sufficient to recover the amortized cost basis of the security.

The following table presents amortized cost, fair value, and unrealized losses for the Company's bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2008.

                                                         LESS THAN 12 MONTHS
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
-----------------------------------------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                     $684,248         $680,531         $(3,717)
 -- guaranteed & sponsored -- asset
  backed                                         37,768           37,523            (245)
States, municipalities & political
 subdivisions                                    10,395            9,721            (674)
International Governments                         4,983            4,487            (496)
Public utilities                                223,457          206,514         (16,943)
All other corporate including
 international                                1,311,543        1,212,800         (98,743)
All other corporate -- asset backed             557,904          455,963        (101,941)
                                             ----------       ----------       ---------
                TOTAL FIXED MATURITIES        2,830,298        2,607,539        (222,759)
Common stock -- unaffiliated                      4,258            3,286            (972)
Common stock -- affiliated                           --               --              --
Preferred stock -- unaffiliated                  20,127           11,958          (8,169)
                                             ----------       ----------       ---------
                          TOTAL EQUITY           24,385           15,244          (9,141)
                                             ----------       ----------       ---------
                      TOTAL SECURITIES       $2,854,683       $2,622,783       $(231,900)
                                             ----------       ----------       ---------

                                                          12 MONTHS OR MORE
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
--------------------------------------  -------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                           $0               $0            $ --
 -- guaranteed & sponsored -- asset
  backed                                         79,200           77,773          (1,427)
States, municipalities & political
 subdivisions                                    36,145           26,960          (9,185)
International Governments                            --               --              --
Public utilities                                198,757          162,833         (35,924)
All other corporate including
 international                                  721,634          548,640        (172,994)
All other corporate -- asset backed           1,441,860          902,557        (539,303)
                                             ----------       ----------       ---------
                TOTAL FIXED MATURITIES        2,477,596        1,718,763        (758,833)
Common stock -- unaffiliated                          2               --              (2)
Common stock -- affiliated                       36,884            6,489         (30,395)
Preferred stock -- unaffiliated                 232,547          114,377        (118,170)
                                             ----------       ----------       ---------
                          TOTAL EQUITY          269,433          120,866        (148,567)
                                             ----------       ----------       ---------
                      TOTAL SECURITIES       $2,747,029       $1,839,629       $(907,400)
                                             ----------       ----------       ---------

                                                                 TOTAL
                                             AMORTIZED           FAIR          UNREALIZED
                                                COST            VALUE            LOSSES
--------------------------------------  -------------------------------------------------------
U.S. Gov't and Gov't
 agencies & authorities
 -- guaranteed & sponsored                     $684,248         $680,531           $(3,717)
 -- guaranteed & sponsored -- asset
  backed                                        116,968          115,296            (1,672)
States, municipalities & political
 subdivisions                                    46,540           36,681            (9,859)
International Governments                         4,983            4,487              (496)
Public utilities                                422,214          369,347           (52,867)
All other corporate including
 international                                2,033,177        1,761,440          (271,737)
All other corporate -- asset backed           1,999,764        1,358,520          (641,244)
                                             ----------       ----------       -----------
                TOTAL FIXED MATURITIES        5,307,894        4,326,302          (981,592)
Common stock -- unaffiliated                      4,260            3,286              (974)
Common stock -- affiliated                       36,884            6,489           (30,395)
Preferred stock -- unaffiliated                 252,674          126,335          (126,339)
                                             ----------       ----------       -----------
                          TOTAL EQUITY          293,818          136,110          (157,708)
                                             ----------       ----------       -----------
                      TOTAL SECURITIES       $5,601,712       $4,462,412       $(1,139,300)
                                             ----------       ----------       -----------

The following discussion refers to the data presented in the table above, excluding affiliated common stock. The Company holds 100% of the common stock of a foreign insurance subsidiary which is stated at GAAP carrying value adjusted for certain items non-admitted for U.S. Statutory rules if applicable. The Company does not have any current plans to dispose of this investment.

As of December 31, 2008, fixed maturities, comprised of approximately 760 securities, accounted for approximately 86% of the Company's total unrealized loss amount. The securities were primarily concentrated in securitized assets, specifically CMBS and financial services sector securities. The remaining 14%, comprised of approximately 25 securities, primarily consisted of non-redeemable preferred stock in the financial services sector. The unrealized losses were largely the result of credit spread widening primarily due to continued deterioration in the U.S. housing market, tightened lending conditions and the market's flight to quality securities, as well as, a U.S. recession and a declining global economy.

As of December 31, 2008, 66% of securities in an unrealized loss position were depressed less than 20% of amortized cost. Based upon the Company's current evaluation of these securities in accordance with its impairment policy, the Company has determined that these securities are temporarily impaired.

Securities in an unrealized loss position for less than twelve months were comprised of approximately 340 securities. The majority of these securities are investment grade fixed maturities depressed due to changes in credit spreads from the date of purchase. As of December 31, 2008, 80% were securities priced at or greater than 85% of amortized cost. The remaining securities were primarily composed of CMBS, ABS, and other corporate securities in the financial services sector, of which 90% had a credit rating of BBB or above as of December 31, 2008. The severity of the depression resulted from credit spread widening due to tightened lending conditions and the market's flight to quality securities.

Securities depressed for twelve months or more as of December 31, 2008 were comprised of approximately 445 securities with the majority of the unrealized loss amount relating to securitized assets and financial services sector securities. The majority of the securitized assets depressed for twelve months or more primarily relate to CMBS and sub-prime RMBS. Based upon the Company's cash flow modeling in a severe negative economic outlook, which shows no loss of principal and interest, it has been determined that these securities are temporarily impaired as of December 31, 2008. The majority of the other securities depressed for twelve months or more primarily relate to financial services sector securities that include corporate bonds, as well as, preferred equity issued by large high quality financial institutions that are lower in the capital structure and, as a result, have incurred greater price depressions. Based upon the Company's analysis of these securities and current macroeconomic conditions, the Company expects to see price recovery on these securities.

(M) LOAN-BACKED AND STRUCTURED SECURITIES OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company had no other-than-temporary impairments on loan-backed and structured securities taken as a result of intent to sell or inability or lack of intent to retain such investments for a period of time sufficient to recover the amortized cost basis.

The following table presents details on credit impairments taken on loan-backed and structured securities pursuant to SSAP No. 43-Revised.

                                               BOOK/ADJ
                                            CARRYING VALUE
                                               AMORTIZED
                                              COST BEFORE
        IMPAIRMENT                          CURRENT PERIOD     PROJECTED
           DATE                 CUSIP            OTTI          CASH FLOWS
---------------------------------------------------------------------------
        9/30/2009                00503NAB7       $7,535,388      $1,959,990
        9/30/2009                00503NAC5          462,707         143,832
        9/30/2009                05947UHT8        3,987,817       3,981,363
        9/30/2009                059497BW6        9,725,618       9,468,201
        9/30/2009                059500BK3          324,723         301,919
        9/30/2009                07383FYN2        1,426,119       1,353,732
        9/30/2009                07388NAX4        8,656,256       6,740,942
        9/30/2009                1248MBAJ4          999,970         837,548
        9/30/2009                14984WAA8        7,545,795       5,990,179
        9/30/2009                15188RAB8          985,186          77,012
        9/30/2009                15188RAC6          103,020          34,781
        9/30/2009                173067AJ8        1,373,631       1,082,028
        9/30/2009                22540VV33        2,653,742       2,644,326
        9/30/2009                22541NVA4        2,380,022       2,338,979
        9/30/2009                22545XBB8        2,034,495       1,474,961
        9/30/2009                36158YBE8          929,981         920,612
        9/30/2009                361849N65        1,365,928         690,903
        9/30/2009                3622G0AC4          822,792         302,810
        9/30/2009                46625MCY3          644,072         572,349
        9/30/2009                46625MKQ1        1,741,503       1,562,569
        9/30/2009                46625YJP9          787,944         729,302
        9/30/2009                46625YWE9        3,076,000       2,571,757
        9/30/2009                51804WAC4        1,081,428          30,116
        9/30/2009                51804XAU2          742,470          11,524
        9/30/2009                51804XAV0           24,893           5,125
        9/30/2009                51804XBH0            7,277              --
        9/30/2009                55312YBD3        2,224,569       1,767,229
        9/30/2009                75970JAS5           15,323           4,705
        9/30/2009                75970JAU0           10,731           9,123
        9/30/2009                75970QAQ3          448,316         395,099
        9/30/2009                78402KAA3          769,074         135,713
        9/30/2009                78402KAB1          135,046          36,892
        9/30/2009                92978TBU4        5,534,393       3,809,262
        9/30/2009                93364LAD0        7,945,532       5,903,490
        12/31/2009               126683AC5        3,921,365       1,202,357
        12/31/2009               12669RAC1        5,913,980       2,107,965
        12/31/2009               23243NAF5        8,660,779       4,126,189
        12/31/2009               38500XAC6        4,130,914         320,971
        12/31/2009               46627QBD9        1,806,424       1,169,582
        12/31/2009               52524PAN2       17,244,475       7,168,349
        12/31/2009               75970JAU0           41,523           2,047
        12/31/2009               75970QAP5          307,481         137,383
        12/31/2009               75970QAQ3          319,219         158,497
        12/31/2009               75971FAQ6          184,492         118,338
        12/31/2009               83611MPH5        2,986,097       2,942,454
        12/31/2009               83611YAD4        2,383,704       2,301,159
        12/31/2009               86358R7R2          154,187           7,541
        12/31/2009               86359APY3        5,056,190       4,964,893
                                            ---------------  --------------
                                     TOTAL     $131,612,591     $84,616,098
                                            ---------------  --------------


                                                    AMORTIZED
                              RECOGNIZED            COST AFTER
                              OTHER-THAN-          OTHER-THAN-
        IMPAIRMENT             TEMPORARY            TEMPORARY
           DATE               IMPAIRMENT            IMPAIRMENT      FAIR VALUE
--------------------------  ----------------------------------------------------
        9/30/2009               $(5,575,398)          $1,959,990        $607,018
        9/30/2009                  (318,875)             143,832         605,000
        9/30/2009                    (6,454)           3,981,363       3,980,969
        9/30/2009                  (257,417)           9,468,201       8,381,882
        9/30/2009                   (22,804)             301,919         279,440
        9/30/2009                   (72,387)           1,353,732       1,587,169
        9/30/2009                (1,915,314)           6,740,942       6,301,194
        9/30/2009                  (162,422)             837,548         393,426
        9/30/2009                (1,555,616)           5,990,179       3,773,574
        9/30/2009                  (908,174)              77,012         251,926
        9/30/2009                   (68,239)              34,781         111,797
        9/30/2009                  (291,603)           1,082,028       1,532,755
        9/30/2009                    (9,416)           2,644,326       2,502,017
        9/30/2009                   (41,043)           2,338,979       2,347,354
        9/30/2009                  (559,534)           1,474,961       1,358,469
        9/30/2009                    (9,369)             920,612         866,016
        9/30/2009                  (675,025)             690,903         946,149
        9/30/2009                  (519,982)             302,810         550,000
        9/30/2009                   (71,723)             572,349         526,565
        9/30/2009                  (178,934)           1,562,569       1,521,277
        9/30/2009                   (58,642)             729,302         741,670
        9/30/2009                  (504,243)           2,571,757       3,146,164
        9/30/2009                (1,051,312)              30,116          86,608
        9/30/2009                  (730,946)              11,524          36,450
        9/30/2009                   (19,768)               5,125          31,228
        9/30/2009                    (7,277)                  --           6,770
        9/30/2009                  (457,340)           1,767,229       1,494,736
        9/30/2009                   (10,618)               4,705           2,046
        9/30/2009                    (1,608)               9,123           1,859
        9/30/2009                   (53,217)             395,099         173,005
        9/30/2009                  (633,361)             135,713         135,000
        9/30/2009                   (98,154)              36,892          45,000
        9/30/2009                (1,725,131)           3,809,262       4,213,330
        9/30/2009                (2,042,042)           5,903,490       2,400,000
        12/31/2009               (2,719,008)           1,202,357         990,781
        12/31/2009               (3,806,015)           2,107,965       2,078,824
        12/31/2009               (4,534,590)           4,126,189       2,820,805
        12/31/2009               (3,809,943)             320,971         321,090
        12/31/2009                 (636,842)           1,169,582       1,055,039
        12/31/2009              (10,076,126)           7,168,349       7,118,926
        12/31/2009                  (39,476)               2,047           1,007
        12/31/2009                 (170,098)             137,383         140,425
        12/31/2009                 (160,722)             158,497         153,320
        12/31/2009                  (66,154)             118,338         118,250
        12/31/2009                  (43,643)           2,942,454       2,302,500
        12/31/2009                  (82,545)           2,301,159       1,449,051
        12/31/2009                 (146,646)               7,541           7,541
        12/31/2009                  (91,297)           4,964,893       4,376,557
                            ---------------       --------------  --------------
                               $(46,996,490)         $84,616,098     $73,871,979
                            ---------------       --------------  --------------

4. INCOME TAXES:

(A) The components of the net deferred tax asset/(liability) as of December 31, are as follows:

                                                                2009
                                            ORDINARY          CAPITAL            TOTAL
-----------------------------------------------------------------------------------------------
Gross deferred tax assets                     $914,270         $121,481         $1,035,751
Statutory valuation allowance                       --               --                 --
                                          ------------       ----------       ------------
Adjusted gross deferred tax assets             914,270          121,481          1,035,751
Gross deferred tax liabilities                (260,641)              --           (260,641)
                                          ------------       ----------       ------------
Net deferred tax asset/(liability)
 before admissibility test                    $653,629         $121,481           $775,110
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.a.
 carryback period                                   --               --                 --
Paragraph 10.b.i. DTA's Realized within
 one year                                      129,174            5,998            135,172
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                      --               --            464,467
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                          129,174            5,998            135,172
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                           260,641               --            260,641
                                          ------------       ----------       ------------
Paragraph 10.e.i Additional Carryback
 period                                             --               --                 --
Paragraph 10.e.ii.a. Additional DTA's
 Realized within three years                   266,358               --            266,358
Paragraph 10.e.ii.b. Additional 15%
 Surplus Limitation (see Note A below)              --               --            561,528
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)        266,358               --            266,358
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs            --               --                 --
                                          ------------       ----------       ------------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)       656,173            5,998            662,171
Deferred tax liability                        (260,641)              --           (260,641)
                                          ------------       ----------       ------------
Net admitted Deferred Tax
 Asset/(Liability)                            $395,532           $5,998           $401,530
                                          ------------       ----------       ------------
Non-admitted Deferred Tax Asset               $258,097         $115,483           $373,580
                                          ------------       ----------       ------------

Note A -- Not applicable by component, only in total

                                                                2008
                                            ORDINARY          CAPITAL            TOTAL
-----------------------------------------------------------------------------------------------
Gross deferred tax assets                   $1,492,810               --         $1,492,810
Statutory valuation allowance                       --               --                 --
                                          ------------       ----------       ------------
Adjusted gross deferred tax assets           1,492,810               --          1,492,810
Gross deferred tax liabilities                (891,412)              --           (891,412)
                                          ------------       ----------       ------------
Net deferred tax asset/(liability)
 before admissibility test                    $601,398               --           $601,398
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.a.
 carryback period                                   --               --                 --
Paragraph 10.b.i. DTA's Realized within
 one year                                       68,673               --             68,673
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                 245,525               --            245,525
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                           68,673               --             68,673
                                          ------------       ----------       ------------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                           891,412               --            891,412
                                          ------------       ----------       ------------
Paragraph 10.e.i Additional Carryback
 period                                             --               --                 --
Paragraph 10.e.ii.a. Additional DTA's
 Realized within three years                   310,488               --            310,488
Paragraph 10.e.ii.b. Additional 15%
 Surplus Limitation (see Note A below)         299,614               --            299,614
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)        299,614               --            299,614
                                          ------------       ----------       ------------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs            --               --                 --
                                          ------------       ----------       ------------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)     1,259,699               --          1,259,699
Deferred tax liability                        (891,412)              --           (891,412)
                                          ------------       ----------       ------------
Net admitted Deferred Tax
 Asset/(Liability)                            $368,287               --           $368,287
                                          ------------       ----------       ------------
Non-admitted Deferred Tax Asset               $233,111               --           $233,111
                                          ------------       ----------       ------------

Note A -- Not applicable by component, only in total

                                                        CHANGE DURING 2009
                                           ORDINARY          CAPITAL            TOTAL
---------------------------------------------------------------------------------------------
Gross deferred tax assets                   $(578,540)        $121,481         $(457,058)
Statutory valuation allowance                      --               --                --
                                          -----------       ----------       -----------
Adjusted gross deferred tax assets           (578,540)         121,481          (457,058)
Gross deferred tax liabilities                630,770               --           630,770
                                          -----------       ----------       -----------
Net deferred tax asset/(liability)
 before admissibility test                    $52,230         $121,481          $173,712
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.a.
 carryback period                                  --               --                --
Paragraph 10.b.i. DTA's Realized within
 one year                                      60,501            5,998            66,499
Paragraph 10.b.ii. 10% Surplus
 limitation (see Note A below)                     --               --           218,942
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.b.
 (lesser of i, or ii)                          60,501            5,998            66,499
                                          -----------       ----------       -----------
Admitted pursuant to Paragraph 10.c.
 offset against DTLs                         (630,770)              --          (630,770)
                                          -----------       ----------       -----------
Paragraph 10.e.i Additional Carryback
 period                                            --               --                --
Paragraph 10.e.ii.a. Change in Admitted
 DTA's Realized within three years            266,358               --           266,358
Paragraph 10.e.ii.b. Change in Admitted
 DTA's Under 15% Surplus Limitation (see
 Note A below)                               (299,614)              --          (299,614)
                                          -----------       ----------       -----------
Additional admitted pursuant to
 Paragraph 10.e.ii (lesser of a. or b.)       (33,256)              --           (33,256)
                                          -----------       ----------       -----------
Additional admitted pursuant to
 Paragraph 10.e.iii. Offset against DTLs           --               --                --
                                          -----------       ----------       -----------
Admitted deferred tax asset (sum of
 10.a, b, c, e.i., e.ii and e.iii above)     (603,525)           5,998          (597,527)
Deferred tax liability                        630,770               --           630,770
                                          -----------       ----------       -----------
Net admitted Deferred Tax
 Asset/(Liability)                            $27,245           $5,998           $33,243
                                          -----------       ----------       -----------
Non-admitted Deferred Tax Asset               $24,986         $115,483          $140,469
                                          -----------       ----------       -----------

Note A -- Not applicable by component, only in total

The Company has elected to admit deferred tax assets pursuant to paragraph 10.e. of SSAP No. 10R for the year ended December 31, 2009. This current period election differs from the prior year reporting period since this election was not available in 2008.

                                              With
                        Paragraphs         Paragraph
                         10.a.-c.            10.e.               Difference
--------------------------------------------------------------------------------
RISK-BASED CAPITAL
 LEVEL
Admitted Deferred Tax
 Assets                     135,172            401,530              266,358
Admitted Assets          73,140,154         73,406,512              266,358
Statutory Surplus         3,816,743          4,083,101              266,358
Total Adjusted
 Capital                  3,844,806          4,111,164              266,358
Authorized Control
 Level Used in 10.d.          2,175%             2,241%                  66%

(b) There were no unrecognized deferred tax liabilities.

(c) The components of incurred income tax expense/(benefit) as of December 31, are as follows:

                               2009               2008              2007
--------------------------------------------------------------------------------
Federal taxes before
 capital gains, NOL, and
 AMT                           $611,746          $(479,071)        $128,160
Foreign taxes                        --                 --          (13,802)
NOL
 limitation/(utilization)      (219,123)           230,834               --
Alternative minimum tax              --             (6,233)         (32,097)
Prior period adjustments
 and other                       54,085              8,725            6,187
                            -----------       ------------       ----------
FEDERAL AND FOREIGN INCOME
              TAX INCURRED     $446,708          $(245,745)         $88,448
                            -----------       ------------       ----------

The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

                                     2009           2008          CHANGE
--------------------------------------------------------------------------------
DEFERRED TAX ASSETS
Reserves                              $338,545       $751,417     $(412,872)
Tax DAC                                289,234        302,889       (13,655)
Unrealized Gains                        88,358             --        88,358
Bonds and Other Investments             69,005             --        69,005
NOL/Minimum Tax Credit/Foreign
 Tax Credits                           214,653        404,134      (189,481)
Employee Benefits                        4,544             --         4,544
Other                                   31,412         34,370        (2,958)
                                 -------------  -------------  ------------
      TOTAL DEFERRED TAX ASSETS     $1,035,751     $1,492,810     $(457,059)
                                 -------------  -------------  ------------
            DEFERRED TAX ASSETS
                   NON-ADMITTED       $373,580       $233,111      $140,469
                                 -------------  -------------  ------------

                                2009              2008             CHANGE
--------------------------------------------------------------------------------
DEFERRED TAX LIABILITIES
Bonds and Other Investments    $(162,543)        $(275,019)        $112,476
Employee Benefits                 (2,380)           (5,073)           2,693
Reserves                         (65,192)          (76,704)          11,512
Deferred and Uncollected         (24,376)          (21,848)          (2,528)
Unrealized Gains/(Losses)             --          (505,949)         505,949
Other                             (6,150)           (6,819)             669
                             -----------       -----------       ----------
         TOTAL DEFERRED TAX
                LIABILITIES   $ (260,641)       $ (891,412)       $ 630,771
TOTAL ADMITTED DEFERRED TAX
                     ASSETS     $401,530          $368,287          $33,243
                             -----------       -----------       ----------

                             2009               2008              CHANGE
--------------------------------------------------------------------------------
Total deferred tax
 assets                    $1,035,751         $1,492,810          $(457,059)
Total deferred tax
 liabilities                 (260,641)          (891,412)           630,771
                         ------------       ------------       ------------
Net deferred tax asset
 (liability)                 $775,110           $601,398           $173,712
Adjust for stock
 compensation transfer                                                1,167
Adjust for the deferred
 tax on SSAP 43R
 cumulative effect
 change to surplus                                                   (5,032)
Adjust for change in
 deferred tax on
 unrealized gains
 (losses)                                                          (594,307)
                                                               ------------
Adjusted change in net
 deferred income tax                                              $(424,460)
                                                               ------------

(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities as of December 31, differs from the amount obtained by applying the Federal statutory rate of 35% to the Net Gain from Operations After Dividends to Policyholders for the following reasons:

                                               EFFECTIVE                          EFFECTIVE                         EFFECTIVE
                                                  TAX                                TAX                               TAX
                                2009              RATE          2008                RATE           2007                RATE
---------------------------------------------------------------------------------------------------------------------------------
Tax provision at statutory
 rate                          $998,990           35.0%        $(780,261)            35.0%        $132,025              35.0%
DRD                             (97,710)          -3.4%         (105,214)             4.6%        (100,000)            -26.5%
IMR adjustment                       --            0.0%               --               --           (3,662)             -1.0%
Gain on reinsurance booked
 to surplus                          --            0.0%            2,846             (0.1)%         68,051              18.0%
Correction of deferred
 balances                            --            0.0%               --               --            8,698               2.3%
IRS audit adjustments           (17,055)          -0.6%               --               --               --                --
Foreign tax credits                  --            0.0%          (12,910)             0.6%         (12,692)             -3.3%
Change in basis of reserves
 booked to surplus                   --            0.0%           (8,377)             0.4%          82,901              22.0%
Other                           (14,118)          -0.5%          (11,547)             0.5%             267               0.1%
                             ----------          -----       -----------            -----       ----------            ------
                      TOTAL    $870,107           30.5%        $(915,463)            41.1%        $175,588              46.6%
                             ----------          -----       -----------            -----       ----------            ------

                                                   EFFECTIVE                           EFFECTIVE                     EFFECTIVE
                                                      TAX                                 TAX                           TAX
                                 2009                RATE            2008                RATE           2007           RATE
---------------------------------------------------------------------------------------------------------------------------------
Federal and foreign income
 tax incurred                    $446,708             15.6%         $(245,745)            11.0%          $88,448        23.5%
Federal income taxes on net
 capital gains                     (1,061)             0.0%              (467)             0.0%            4,248         1.1%
Adjusted change in net
 deferred income taxes            424,460             14.9%          (669,251)            30.1%           82,891        22.0%
                              -----------            -----       ------------            -----       -----------       -----
TOTAL STATUTORY INCOME TAXES     $870,107             30.5%         $(915,463)            41.1%         $175,587        46.6%
                              -----------            -----       ------------            -----       -----------       -----

(e) As of December 31, 2009, the Company zero net operating loss carry forward and a foreign tax credit carry forward of $30,149 originating between 2002 thru 2009 which will expire, if unused, between 2012 thru 2019. The year-to-date income taxes incurred in the current and prior years that will be available for recoupment are $390,003 for 2009. As of December 31, 2009, the aggregate amount of deposits reported as admitted assets under section 6603 of the Internal Revenue Code was zero.

(f) The Company is included in the Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute.

     The Company's federal income tax return is consolidated with the following entities:

          The Hartford Financial Services Group, Inc. (Parent)

Hartford Holdings, Inc.                           Hartford Integrated Technologies, Inc.
Nutmeg Insurance Company                          Business Management Group, Inc.
Heritage Holdings, Inc.                           Personal Lines Insurance Center, Inc.
Hartford Fire Insurance Company                   Nutmeg Insurance Agency, Inc.
Hartford Accident and Indemnity Company           Hartford Lloyds Corporation
Hartford Casualty Insurance Company               1st AgChoice, Inc.
Hartford Underwriters Insurance Company           First State Management Group, Inc.
Twin City Fire Insurance Company                  ClaimPlace, Inc.
Pacific Insurance Company, Ltd.                   Access CoverageCorp, Inc.
Trumbull Insurance Company                        Access CoverageCorp Technologies, Inc.
Hartford Insurance Company of Illinois            Hartford Casualty General Agency, Inc.
Hartford Insurance Company of the Midwest         Hartford Fire General Agency, Inc.
Hartford Insurance Company of the Southeast       Hartford Strategic Investments LLC
Hartford Lloyds Insurance Company                 Hartford Life, Inc.
Property & Casualty Insurance Co. of Hartford     Hartford Life and Accident Insurance Company
Sentinel Insurance Company, Ltd.                  Hartford Life International Ltd.
First State Insurance Company                     Hartford Equity Sales Company, Inc.
New England Insurance Company                     Hartford-Comprehensive Employee Benefit Service Co.
New England Reinsurance Corporation               Hartford Securities Distribution Company, Inc.
Fencourt Reinsurance Company, Ltd.                The Evergreen Group, Incorporated
Heritage Reinsurance Co., Ltd.                    Hartford Administrative Services Company
New Ocean Insurance Co., Ltd.                     Woodbury Financial Services, Inc.
Hartford Investment Management Co.                Hartford Life, Ltd.
HARCO Property Services, Inc.                     Hartford Life Alliance, LLC
Four Thirty Seven Land Company, Inc.              Hartford Life Insurance Company
HRA, Inc.                                         Hartford Life and Annuity Insurance Company
HRA Brokerage Services. Inc.                      Hartford International Life Reassurance Corp.
Hartford Technology Services Company              Hartford Hedge Fund Company, LLC
Ersatz Corporation                                American Maturity Life Insurance Company
Hartford Specialty Company                        Champlain Life Reinsurance Company
Hartford Underwriters General Agency, Inc.        Hartford Texas General Agency, Inc.
Federal Trust Corporation                         Federal Trust Bank
Federal Trust Mortgage Company                    FTB Financial Services, Inc.
White River Life Reinsurance Company

5. REINSURANCE:

A. EXTERNAL REINSURANCE

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $237,402 in 2009, a decrease of $153,169 from the 2008 balance of $390,571. The total amount of reinsurance credits taken for this agreement is $365,234 in 2009, a decrease of $235,644 from the 2008 balance of $600,878.

The Company had no reinsurance-related concentrations of credit risk greater than 10% of the Company's capital and surplus.

B. REINSURANCE WITH JAPAN AFFILIATE

The Company has reinsurance arrangements with Hartford Life Insurance Kabushiki Kaisa ("HLIKK"), a wholly-owned subsidiary of The Hartford. Under these arrangements, the Company assumed 100% of the risks of covered riders directly written by HLIKK. In the second quarter of 2009, HLIKK ceased issuing new business in Japan. As a result, no additional contracts were reinsured by the Company after the second quarter of 2009. The following chronological list describes the reinsurance arrangements:

- Effective August 31, 2005, the Company assumed in-force and prospective guaranteed minimum income benefits ("GMIB") riders.

- Effective July 31, 2006, the Company assumed guaranteed minimum death benefits ("GMDB") on covered contracts that have an associated GMIB rider. The reinsurance agreement applies to all contracts, GMIB riders and GMDB riders in-force and issued as of July 31, 2006 and prospectively, except for policies and GMIB riders issued prior to April 1, 2005, which were recaptured. Additionally, a tiered premium structure was implemented. On the date of the recapture, the Company forgave the reinsurance premiums collected since inception on all GMIB riders issued prior to April 1, 2005 and paid HLIKK $38,354. GMIB riders issued by HLIKK subsequent to April 1, 2005 continue to be reinsured by the Company. In connection with this Reinsurance Agreement, the Company collected premiums of $161,329, $110,364 and $47,999 for the year ended December 31, 2009, 2008 and 2007, respectively.

  Effective September 30, 2007, the Company assumed in-force and prospective "3Win" annuities which bundles a guaranteed minimum accumulation benefits ("GMAB"), GMIB and GMDB. The GMAB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is less than premiums after an accumulation period, generally 10 years, and if the account value has not dropped below 80% of the initial deposit, at which point a GMIB must either be exercised or the policyholder can elect to surrender 80% of the initial deposit without a surrender charge. The GRB is generally equal to premiums less surrenders. As a result of capital markets underperformance, 97% of contracts, a total of $3.1 billion triggered during the fourth quarter of 2008, and of this amount $2.0 billion have elected the payout annuity. The Company received the proceeds of this triggering impact, net of the first annuity payout, through a reinsurance agreement with HLIKK and will pay the associated benefits to HLIKK over a 12-year payout. As a result, on February 5, 2009, HLIC issued a funding agreement to the Company in the amount of $1,468,810 for the purpose of funding these payments. The funding agreement calls for October 31 scheduled annual payouts with interest at 5.16% through 2019. In connection with this agreement, the Company collected premiums of $11,357, $2,040,623 and $8,416 for the years ended December 31, 2009, 2008 and
  2007, respectively.

- Effective February 29, 2008, the Company assumed in-force and prospective GMWB and GMDB riders. In connection with this agreement, the Company collected premiums of $3,398 and $1,203 for the years ended December 31, 2009 and 2008, respectively.

- Effective October 1, 2008, the Company assumed in-force and prospective GMDB riders. In connection with this agreement, the Company collected premiums of $2,772 and $696 for the years ended December 31, 2009 and 2008, respectively.

C. REINSURANCE WITH WHITE RIVER LIFE REINSURANCE COMPANY

Effective October 1, 2009, the Company entered into a modified coinsurance and coinsurance with funds withheld reinsurance arrangement with an affiliated captive reinsurer, White River Life Reinsurance Company ("WRR"). The agreement provides that the Company will cede, and WRR will assume 100% of the inforce and prospective variable annuities and riders written or reinsured by the Company summarized below:

-   Direct written variable annuities and the associated GMDB and GMWB riders;

- Variable annuity contract rider benefits written by HLIKK, which are reinsured to the Company.

- Annuity contracts and riders written by Union Security Insurance Company, an affiliate, that are reinsured to the Company

- Annuitizations of and certain other settlement options offered under deferred annuity contracts

Under modified coinsurance, the assets and liabilities associated with the reinsured business will remain on the balance sheet of the Company in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco adjustments. For the year ended December 31, 2009, the Company reported a net receivable from WRR of $209,572 and paid premiums of $58,332,509.

D. REINSURANCE WITH CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, the Company has entered into a coinsurance with funds withheld and a modified coinsurance reinsurance agreement with Champlain Life Reinsurance Company, an affiliated reinsurance company domiciled in Vermont. The reinsurer is unauthorized in the State of Connecticut. This Agreement takes into account State of Vermont prescribed practice that allows a letter of credit to back a certain portion of statutory reserves and a prescribed practice for the reinsurer to recognize a net liability for inuring YRT reinsurance contracted by the ceding company. The letter of credit held by the affiliated reinsurer has been assigned to the Company and as such also provides collateral for the unauthorized reinsurance. The increase in surplus, net of federal income tax, resulting from the reinsurance agreement on the effective date was $194,430. This surplus benefit will be amortized into income on a net of tax basis as earnings emerge from the business reinsured, resulting in a net zero impact to surplus.

E. REINSURANCE WITH EXTERNAL PARTIES

The amount of reinsurance recoverables from and payables to reinsurers were $46,981 and $(401,012) as of December 31, 2009 and $69,082 and $(15,998) as of
December 31, 2008.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

                                                               DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2009
Aggregate Reserves for Life and Accident and Health
 Policies                                                      $8,933,892    $2,900,085     $(3,700,222)          $8,133,755
Policy and Contract Claim Liabilities                             $57,231        $8,119        $(31,367)             $33,983
Premium and Annuity Considerations                             $3,748,791      $332,507    $(59,184,583)        $(55,103,285)
Death, Annuity, Disability and Other Benefits                    $414,537      $348,187       $(135,526)            $627,198
Surrenders and Other Fund Withdrawals                          $7,148,344      $295,272     $(2,041,820)          $5,401,796

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2008
Aggregate Reserves for Life and Accident and Health Policies       $10,813,526    $3,206,736     $(3,222,513)         $10,797,749
Policy and Contract Claim Liabilities                                  $55,343       $11,186        $(32,693)             $33,836
Premium and Annuity Considerations                                  $7,861,654    $2,322,174       $(831,321)          $9,352,507
Death, Annuity, Disability and Other Benefits                         $515,171      $343,069       $(200,178)            $658,062
Surrenders and Other Fund Withdrawals                               $9,660,930      $429,781       $(125,658)          $9,965,053

                                                                    DIRECT        ASSUMED         CEDED                 NET
---------------------------------------------------------------------------------------------------------------------------------
2007
Aggregate Reserves for Life and Accident and Health Policies        $6,974,834    $1,050,543     $(2,049,303)          $5,976,074
Policy and Contract Claim Liabilties                                   $47,256       $14,423        $(30,399)             $31,281
Premium and Annuity Considerations                                 $11,045,000      $241,808       $(973,307)         $10,313,501
Death, Annuity, Disability and Other Benefits                         $334,482      $115,945       $(101,185)            $349,242
Surrenders and Other Fund Withdrawals                              $10,633,115      $624,725     $(1,729,032)          $9,528,808

6. PREMIUM AND ANNUITY CONSIDERATIONS (DEFERRED AND UNCOLLECTED)

    The following presents premium and annuity considerations (deferred and uncollected) as of December 31,

                                                            2009
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $3,473                3,962
Ordinary Renewal                                51,538               65,644
Group Life                                          64                   40
                                             ---------            ---------
                                      TOTAL    $55,075              $69,646
                                             ---------            ---------

                                                            2008
                                               GROSS           NET OF LOADING
--------------------------------------------------------------------------------
TYPE
Ordinary New Business                           $4,569               $5,546
Ordinary Renewal                                44,318               56,825
Group Life                                          27                   50
                                             ---------            ---------
                                      TOTAL    $48,914              $62,421
                                             ---------            ---------

7. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. .

Effective September 30, 2009, HLIC contributed the following wholly-owned subsidiaries, including European insurance operations, several broker-dealer entities and investment advisory and service entities to HLAI:

-   Hartford Financial Services, LLC

-   Hartford Life International Ltd.

-   Woodbury Financial Services

The contribution was made to closely align entities with company issuing the business as well as to more efficiently deploy capital across the organization. The contribution increased the Company's statutory surplus on the contribution date by $1,406,075. At December 31, 2009 and 2008, the Company reported $20,453 and $10,223, respectively, as a receivable from and $(46,166) and $(39,493), respectively, as a payable to its parent, and subsidiary. The terms of the written settlement agreement require that these amounts be settled generally within 30 days.

Related party transactions may not be indicative of the costs that would have been incurred on a stand alone basis. For additional information, see Notes 4, 5, 8 and 11.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees hired by The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $19,400, $10,523 and $12,807 for 2009, 2008 and 2007, respectively.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 2009, 2008 or 2007.

Substantially all employees of the Company are eligible to participate in the Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3% of compensation, by the Company. In addition, the Company allocates 1.5% of base salary to the plan for each eligible employee earning less than $100,000 and 0.5% of base salary for all other eligible employees. The cost allocated to the Company for the years ended December 31, 2009, 2008 and 2007 was $5,996, $4,825 and $5,528, respectively.

9. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. Dividends are paid as determined by the Board of Directors and are not cumulative. In 2009, no dividends were paid. In 2008 and 2007, dividends of $156,000 and $207,000, respectively, were paid. With respect to dividends to HLIC, the Company's dividend limitation under the holding company laws of Connecticut is equal to operating income of $2,678,682 in 2010. However, because the Company's earned surplus is $737,572 as of December 31, 2009, the Company will be permitted to pay dividends of $737,572 in 2010.

10. SEPARATE ACCOUNTS:

The Company maintained separate account assets totaling $59,079,204 and $50,551,150 as of December 31, 2009 and 2008, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account Statements of Operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account fees, net of minimum guarantees, were $1,165,306, $1,363,868 and $1,542,870 for the years ended December 31, 2009, 2008 and 2007, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2009 is as follows:

                                                              NONINDEXED
                                                              GUARANTEED                                NON-
                                                              LESS THAN           NONINDEXED         GUARANTEED
                                                               OR EQUAL           GUARANTEED          SEPARATE
                                                                TO 4%            MORE THAN 4%         ACCOUNTS         TOTAL
---------------------------------------------------------------------------------------------------------------------------------
1. Premiums considerations or deposits for the year ended        $ --                $ --              $1,658,015      $1,658,015
 2008
2. Reserves @ year end                                             --                  --                      --              --
  I. For accounts with assets at:                                  --                  --                      --              --
    a. Market value                                                --                  --              57,494,176      57,494,176
    b. Amortized cost                                              --                  --                      --              --
                                                                 ----                ----          --------------  --------------
                                        C. TOTAL RESERVES        $ --                $ --             $57,494,176     $57,494,176
                                                                 ----                ----          --------------  --------------
  II. By withdrawal characteristics:
    a. Subject to discretionary withdrawal                       $ --                $ --                    $ --            $ --
    b. With MVA adjustment                                         --                  --                      --              --
    c. @ BV without MV adjustment and with                         --                  --                      --              --
      surrender charge of 5% or more                               --                  --                      --              --
    d. @ Market value                                              --                  --              57,402,107      57,402,107
    e. @ BV without MV adjustment and with                         --                  --                      --              --
      surrender charge less than 5%                                --                  --                      --              --
                                                                 ----                ----          --------------  --------------
                                              F. SUBTOTAL        $ --                $ --            $ 57,402,107    $ 57,402,107
    g. Not subject to discretionary withdrawal                     --                  --                  92,070          92,070
                                                                 ----                ----          --------------  --------------
                                                 H. TOTAL        $ --                $ --             $57,494,177     $57,494,177
                                                                 ----                ----          --------------  --------------

Below is the reconciliation of Net Transfers (from) to Separate Accounts as of December 31,

                                                                           2009                2008                2007
---------------------------------------------------------------------------------------------------------------------------------
Transfer to Separate Accounts                                             $1,658,014          $3,572,439          $7,121,542
Transfer from Separate Accounts                                           (5,464,863)         (5,260,541)         (7,340,251)
                                                                       -------------       -------------       -------------
Net Transfer (from) to Separate Accounts                                  (3,806,849)         (1,688,102)           (218,708)
Internal Exchanges & Other Separate Account Activity                            (672)             16,421             (18,445)
                                                                       -------------       -------------       -------------
Transfer (from) to Separate Accounts on the Statement of Operations      $(3,807,521)        $(1,671,681)          $(237,153)
                                                                       -------------       -------------       -------------

11. COMMITMENTS AND CONTINGENT LIABILITIES:

(A) LITIGATION

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the consolidated financial condition of the Company.

On July 23, 2007, The Hartford entered into an agreement (the "Agreement") with the New York Attorney General's Office, the Connecticut Attorney General's Office, and the Illinois Attorney General's Office to resolve (i) the previously disclosed investigations by these Attorneys General regarding, among other things, The Hartford's compensation agreements with brokers, alleged participation in arrangements to submit inflated bids, sale of fixed and individual annuities used to fund structured settlements, and marketing and sale of individual and group variable annuity products and (ii) the previously disclosed investigation by the New York Attorney General's Office of aspects of The Hartford's variable annuity and mutual fund operations related to market timing. In light of the Agreement, the Staff of the Securities and Exchange Commission has informed The Hartford that it has determined to conclude its previously disclosed investigation into market timing without taking any action. Under the terms of the Agreement, The Hartford paid $115 million, of which $84 million represents restitution for market timing, $5 million represents restitution for issues relating to the compensation of brokers, and $26 million is a civil penalty.

Hartford Life & Annuity recorded charges of $50 million, after-tax, in the aggregate through 2007 to establish a reserve for the market timing matters.

(B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $(19), $202 and $519 in 2009, 2008 and 2007, respectively, of which $498, $108 and $480 in 2009, 2008 and 2007, respectively, increased the creditable amount against premium taxes. The Company has a guaranty fund receivable of $3,614 and $3,493 as of December 31, 2009 and 2008, respectively.

(C) LEASES

As discussed in Note 7, transactions with The Hartford include rental of facilities and equipment. The rent paid by the Company to Hartford Fire for space occupied was $9,705, $6,142 and $12,104 in 2009, 2008 and 2007,
respectively. Future minimum rental commitments are as follows:

2010                                                                       7,293
2011                                                                       5,752
2012                                                                       3,939
2013                                                                       2,778
2014                                                                       1,163
Thereafter                                                                   132
                                                                       ---------
Total                                                                    $21,057
                                                                       ---------

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Simsbury, Connecticut. The Company's allocated rental expense is recognized over the term of the primary sublease for the facility located in Simsbury, Connecticut, which expires on December 31, 2010, and amounted to $5,283, $2,714 and $4,953 in 2009, 2008 and
2007, respectively.

(D) TAX MATTERS

The Company's federal income tax returns are routinely audited by the Internal Revenue Service ("IRS") as part of the Hartford consolidated return. During the first quarter of 2009, the Company received notification of the approval by the Joint Committee on Taxation of the results of the 2002 through 2003 examination. The IRS examination of 2004 through 2006 was concluded in the fourth quarter of 2009. As a result of the audit settlements, the Company recorded a current tax expense of $9 and a deferred tax benefit through surplus of $9. In addition, the Company is working with the IRS on a possible settlement of a DRD issue related to prior periods which, if settled, may result in the booking of tax benefits. Such benefits are not expected to be material to the statement of operations.

The separate account dividends-received deduction ("DRD") is estimated for the current year using information from the prior year-end, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received by the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company's taxable income before the DRD. The Company recorded benefits of $113, $112 and $99 related to the separate account DRD in the years ended December 31, 2009, 2008 and 2007, respectively. The 2009 benefit included a benefit of $16 related to true-ups of prior years' tax returns, the 2008 benefit included a benefit of $7 related to a true-up of the prior year tax return, and the 2007 benefit included a charge of $1 related to a true-up of the prior year tax return.

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS may ultimately propose for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only.

The Company receives a foreign tax credit ("FTC") against its U.S. tax liability for foreign taxes paid by the Company including payments from its separate account assets. The separate account FTC is estimated for the current year using information from the most recent filed return, adjusted for the change in the allocation of separate account investments to the international equity markets during the current year. The actual current year FTC can vary from the estimates due to actual FTCs passed through by the mutual funds. The Company recorded benefits of $11, $11 and $8 related to separate account FTC in the years ended December 31, 2009, December 31, 2008 and December 31, 2007, respectively. These amounts included benefits related to true-ups of prior years' tax returns of $2, $3 and $0 in 2009, 2008 and 2007 respectively.

(E) FUNDING OBLIGATION

The Company had outstanding commitments totaling $40,019 and $12,002 as of December 31, 2009 and 2008, respectively, of which $9,644 and $10,750, related to funding limited partnership investments and $30,375 and $1,251 related to a mortgage loan funding, respectively.

12. CORRECTION OF ERRORS:

During an analysis of reserving systems in 2007, the Company discovered an error in the reserves for certain individual annuity products. These annuity products have a 4 year surrender charge, however, they were coded in the reserving system with a 7 year surrender charge. As a result, 2007 reserves were understated and surplus was overstated. The correction related to prior years was recorded directly to reserves and surplus in the amount of $32,469.

During an analysis of federal income taxes in 2007, the Company discovered an error in the liability relating to prior years. A portion of total taxes has been inadvertently misclassified between current and deferred taxes, and inadvertently misallocated among certain affiliates. As a result, the reported current federal income tax recoverable and surplus were understated. The correction was booked directly to federal income tax recoverable and surplus in the amount of $36,656. The net admitted deferred tax asset is unaffected, as the adjustment to the total deferred tax asset is offset by a change in the nonadmitted portion.

13. SALE OF AFFILIATE

On November 23, 2009, Hartford Life International, Ltd. ("HLINT"), entered into a Share Purchase Agreement with Icatu Holding, S.A. for the sale of all of HLINT's common registered shares and preferred registered shares in Icatu Hartford Seguros, S.A. ("IHS"), its Brazilian subsidiary. The transaction is expected to be executed during the second quarter of 2010.

14. RECONCILIATION OF AMOUNTS TO THE ANNUAL STATEMENTS, AS FILED:

The following table presents the reclassification of the SSAP 10R adoption impact from unassigned funds to aggregate write-ins for other than special surplus funds reported on page 3 of the 2009 Annual Statements, as filed:

                                                                  AGGREGATE
                                                                WRITE-INS FOR
                                                                  OTHER THAN
                                                               SPECIAL SURPLUS           UNASSIGNED            TOTAL CAPITAL
                                                                    FUNDS                  FUNDS                AND SURPLUS
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 3 OF ANNUAL STATEMENT                                      $189,963              $1,003,929              $4,085,601
  Reclassification for SSAP 10R Adoption                             266,358                (266,358)                     --
                                                                  ----------            ------------            ------------
Per the accompanying financial statements                           $456,321                $737,571              $4,085,601
                                                                  ----------            ------------            ------------

The following table presents the reclassification of capital received by the Company to establish WRR on page 5 of the 2009 Annual Statements, as filed:

                                            COST OF                                      CAPITAL AND           NET CASH FROM
                                          INVESTMENTS                                      PAID IN             FINANCING AND
                                          ACQUIRED --            NET CASH FROM          SURPLUS, LESS          MISCELLANEOUS
                                             STOCK                INVESTMENTS          TREASURY STOCK             SOURCES
---------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2009
PER PAGE 5 OF ANNUAL STATEMENT             $(1,124,386)               $43,065              $(213,938)               $590,366
  Receipt of WRR                              (700,000)              (700,000)               700,000                 700,000
                                         -------------            -----------            -----------            ------------
Per the accompanying financial
 statements                                $(1,824,386)             $(656,935)              $486,062              $1,290,366
                                         -------------            -----------            -----------            ------------

15. SUBSEQUENT EVENTS

The Company has evaluated events subsequent to December 31, 2009, through the financial statement issuance date of April 30, 2010. The Company has not evaluated subsequent events after that date for presentation in these financial statements.

On March 25, 2010, the IRS issued Notice 2010-29 -- Interim Guidance on the Adoption of AG43. The guidance raises a number of complex issues, and the Company is currently evaluating the impact to the financial statements. The ultimate result of the guidance is still uncertain, but could result in a material tax benefit.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life and Annuity
              Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)
       (2)    Not applicable.
       (3)    (a) Amended and Restated Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(1)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(3)
       (5)    Form of Application.(4)
       (6)    (a) Certificate of Incorporation of Hartford.(5)
       (6)    (b) Bylaws of Hartford.(3)
       (7)    Form of Reinsurance Agreement.(2)
       (8)    (a) Form of Fund Participation Agreement.(1)
              (b) Guarantee Agreement, between Hartford Life and Accident
                  Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.(6)
              (c) Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.(6)
       (9)    Opinion and Consent of Richard J. Wirth, Assistant General
              Counsel.
       (10)   (a) Consent of Deloitte & Touche LLP.
       (10)   (b) Independent Auditors' Consent.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to the Initial Registration Statement File No. 333-148565 dated January 9, 2008.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-148564 filed on February 9, 2009.

(3) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136548 filed on August 14, 2009.

(4) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-136547 filed on August 14, 2009.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement File No. 333-136545 filed on May 1, 2009.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement File No. 333-148565 filed on May 3, 2010.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Ricardo Anzaldua                    Senior Vice President, Assistant Secretary
Robert Arena                        Executive Vice President
David A. Carlson                    Director of Taxes, Senior Vice President
Kevin M. Connor                     Executive Vice President
Ellen Conway                        Assistant Vice President
Rochelle S. Cummings                Vice President
James Davey                         Executive Vice President
Scott Dumbault                      Assistant Vice President
Jennifer J. Geisler                 Senior Vice President
Ronald R. Gendreau                  Executive Vice President
John N. Giamalis                    Senior Vice President, Treasurer
Christopher M. Grinnell             Vice President
Daniel R. Guilbert                  Chief Actuary, Chief Risk Officer Senior Vice President
Christopher J. Hanlon               Senior Vice President
Michael R. Hazel                    Assistant Vice President
Jennifer L. Healy                   Actuary
Charles E. Hunt                     Vice President
Donald C. Hunt                      Secretary
Jeannie M. Iannello                 Vice President
Anne Iezzi                          Chief Compliance Officer, Vice President
Thomas P. Kalmbach                  Actuary, Vice President
Michael Knipper                     Senior Vice President
Diane Krajewski                     Assistant Vice President
Alan J. Kreczko                     Executive Vice President, General Counsel
Courtney Kunzelmann                 Assistant Vice President
Glenn D. Lammey                     Chief Financial Officer, Executive Vice President, Director*
Gregory McGreevey                   Executive Vice President, Chief Investment Officer and Director*
Ernest M. McNeill, Jr.              Senior Vice President, Chief Accounting Officer*
William P. Meaney                   Senior Vice President
Peter J. Michalik                   Vice President
John J. Mittelstadt                 Assistant Vice President
Brian Murphy                        Executive Vice President
Brian O'Connell                     Chief Information Officer, Vice President
Jamie Ohl                           Senior Vice President
Colleen B. Pernerewski              Chief Compliance Officer of Separate Accounts
Sharon A. Ritchey                   Executive Vice President
Michael J. Roscoe                   Actuary, Senior Vice President
Richard Rubin                       Assistant Vice President
Peter F. Sannizzaro                 Vice President
Wade A. Seward                      Vice President
D. Keith Sloane                     Senior Vice President
Richard Smolinski                   Actuary, Assistant Vice President
Martin A. Swanson                   Vice President
Charles N. Vest                     Actuary, Vice President
John C. Walters                     President, Chief Executive Officer, Chairman of the Board, Director*
Richard J. Wirth                    Assistant Vice President

Unless otherwise indicated, the principle business address of each of the above individuals is Hartford Plaza, Hartford, CT 06115.

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement File No. 333-148564 filed May 3, 2010.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of August 31, 2010, there were 255,966 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."

     ARTICLE VIII, Section 1(a) of the By-laws of the Depositor (as amended and restated effective July 25, 2000) provides that the Corporation, to the fullest extent permitted by applicable law as then in effect, shall indemnify any person who was or is a director or officer of the Corporation and who was or is threatened to be made a defendant or respondent in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative and whether formal or informal (including, without limitation, any action, suit or proceeding by or in the right of the Corporation to procure a judgment in its favor) (each, a Proceeding"), by reason of the fact that such a person was or is a director or officer of the Corporation or, while a director or officer of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another domestic or foreign corporation, partnership, joint venture, trust, employee benefit plan or other entity (a "Covered Entity"), against all expenses (including attorneys' fees), judgments, fines and amounts paid in settlement and actually and reasonably incurred by such person in connection with such Proceeding. Any such former or present director or officer of the Corporation finally determined to be entitled to indemnification as provided in this Article VIII is hereinafter called an "Indemnitee". Until such final determination is made such former or present director or officer shall be a "Potential Indemnitee" for purposes of this Article VIII. Notwithstanding the foregoing provisions of this Section 1(a), the Corporation shall not indemnify an Indemnitee with respect to any Proceeding commenced by such Indemnitee unless the commencement of such Proceeding by such Indemnitee has been approved by a majority vote of the Disinterested Directors (as defined in Section 5(d)); provided however, that such approval of a majority of the Disinterested Directors shall not be required with respect to any Proceeding commenced by such Indemnitee after a Change in Control (as defined in Section 5(d)) has occurred.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - DC Variable Account I

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

       (b) Directors and Officers of HSD

                                                           POSITIONS AND OFFICES
NAME                                                          WITH UNDERWRITER
------------------------------------------------------------------------------------------------------------
Robert Arena (1)                Executive Vice President/Business Line Principal and Director
Diana Benken (1)                Chief Financial Officer and Controller/FINOP
Christopher S. Conner (2)       AML Compliance Officer, Chief Compliance Officer and Privacy Officer
Kevin M. Connor (2)             Director
James Davey (1)                 Chairman of the Board and Director
John N. Giamalis (3)            Senior Vice President, Corporate Treasury and Banking
Kathleen B. Kavanaugh (2)       Vice President/Marketing
Vernon Meyer (1)                Senior Vice President
Peter J. Michalik (1)           Vice President/Operations
Sharon A. Ritchey (1)           Chief Executive Officer, President and Director
Cathleen Shine (1)              Chief Legal Officer and Secretary
D. Keith Sloane (1)             Senior Vice President
Martin A. Swanson (1)           Vice President/Marketing
Diane Tatelman (1)              Vice President

------------

(1)  Address: 200 Hopmeadow Street, Simsbury, CT 06089

(2)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(3)  Address: One Hartford Plaza, Hartford, CT 06115

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 10th day of November, 2010.

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Registrant)

By:    David N. Levenson*                   *By:   /s/ Richard J. Wirth
       -----------------------------------         -----------------------------------
       David N. Levenson                           Richard J. Wirth
       President, Chief Executive Officer,         Attorney-in-Fact
       Chairman of the Board

HARTFORD LIFE AND ANNUITY
INSURANCE COMPANY
(Depositor)

By:    David N. Levenson*
       -----------------------------------
       David N. Levenson
       President, Chief Executive Officer,
       Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Glenn D. Lammey, Chief Financial Officer (acting Chief
 Accounting Officer), Executive Vice President, Director*
Gregory McGreevey, Executive Vice President and
 Chief Investment Officer, Director*                          *By:   /s/ Richard J. Wirth
                                                                     -----------------------------------
David N. Levenson, Chief Executive Officer,                          Richard J. Wirth
 President, Chairman of the Board, Director*                         Attorney-in-Fact
                                                              Date:  November 10, 2010

333-148565

                                 EXHIBIT INDEX

    (9)  Opinion and Consent of Richard J. Wirth, Assistant General Counsel
   (10)  (a) Consent of Deloitte & Touche LLP.
   (10)  (b) Independent Auditors' Consent.
   (99)  Power of Attorney